UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008
				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$354
		TOTAL U.S. TREASURY SECURITIES			354

		TOTAL GOVERNMENT BONDS			354
		(Cost $322)
SHARES

TIAA-CREF MUTUAL FUNDS - 0.24%

1,598,400	a,m,v*	First NIS Regional Fund SICAV			16
94,000		iShares Dow Jones US Financial Services Index Fund			8,159
830,000		iShares MSCI EAFE Index Fund			59,677
2,428,107	e	iShares MSCI Japan Index Fund			30,036
368,000	e	iShares Russell 2000 Index Fund			25,212
1,180,000	e	SPDR Trust Series 1			155,725
47,354	e*	Streettracks Gold Trust			4,280

		TOTAL TIAA-CREF MUTUAL FUNDS			283,105
		(Cost $325,949)

PREFERRED STOCKS - 0.13%

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
120,410	*	Goodman PLUS Trust			10,014
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			10,014

SECURITY AND COMMODITY BROKERS - 0.12%
70,000	v*	Goldman Sachs Group, Inc			58,801
50,000	g,v*	Morgan Stanley			41,979
5,000,000	g,v*	UBS AG. Jersey			41,899
		TOTAL SECURITY AND COMMODITY BROKERS			142,679

TRANSPORTATION BY AIR - 0.00%**
4,533	*	Malaysian Airline System BHD			1
		TOTAL TRANSPORTATION BY AIR			1

		TOTAL PREFERRED STOCKS			152,694
		(Cost $180,315)

COMMON STOCKS - 99.25%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
153,917		Centrais Eletricas Brasileiras S.A.			2,210
182,481		Centrais Eletricas Brasileiras S.A.			2,787
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			4,997

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
AGRICULTURAL PRODUCTION-CROPS - 0.01%
245,781	e*	Chiquita Brands International, Inc	$5,680
13,300	e	Cresud S.A. (ADR)	207
324,000		PT Gudang Garam Tbk	269
		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,156

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
86,865	e	Cal-Maine Foods, Inc	2,899
220,597	e	Pilgrim's Pride Corp	4,463
2,014	e	Seaboard Corp	3,152
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,514

AGRICULTURAL SERVICES - 0.02%
37,740	e	AWB Ltd	95
62,748	e*	Cadiz, Inc	965
1,743,475		Chaoda Modern Agriculture	1,980
2,000	e	Hokuto Corp	35
432,313	e	Yara International ASA	25,002
		TOTAL AGRICULTURAL SERVICES	28,077

AMUSEMENT AND RECREATION SERVICES - 0.67%
12,020		888 Holdings plc	37
33		Accordia Golf Co Ltd	30
2,549,723	*	Activision, Inc	69,633
10,734		Arena Leisure plc	9
927,179	e	Aristocrat Leisure Ltd	8,135
2,300		Aruze Corp	71
343,119	e*	Bally Technologies, Inc	11,783
669,300		Berjaya Sports Toto BHD	1,078
7,934	e*	bwin Interactive Entertainment	261
2,456,000		China Travel International Inv HK	991
46,623		Churchill Downs, Inc	2,202
1,078		CTS Eventim AG.	44
5,396,842		Dore Holdings Ltd	700
77,860	e	Dover Downs Gaming & Entertainment, Inc	663
2,188	*	Euro Disney SCA	24
12		Fields Corp	16
3,000		Fuji Kyuko Co Ltd	12
19,050,959	*	Galaxy Entertainment Group Ltd	14,124
6,162,000	*	Gallant Venture Ltd	2,843
4,353	*	GameLoft	19
355		GL Events	17
6,559	*	Great Canadian Gaming Corp	73
713	*	Groupe Partouche	10
4,644	*	Gruppo Coin S.p.A.	32
2,200	e	Heiwa Corp	21
41,890		IG Group Holdings plc	272
7,190		Inspired Gaming Group plc	17
188,587		International Speedway Corp (Class A)	7,770
6,550		Intralot S.A.-Integrated Lottery Systems & Services	117
186,010		Ladbrokes plc	1,149
99,213	e*	Lakes Entertainment, Inc	438
209,131	*	Leapfrog Enterprises, Inc	1,474
7,129,000		Leisure & Resorts World Corp	410
165,751	e*	Life Time Fitness, Inc	5,173
393,786	e*	Live Nation, Inc	4,777
20,564	e	Lottomatica S.p.A.	640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,142		Luminar Group Holdings plc	$37
218,261	e*	Magna Entertainment Corp	74
267,940	e*	Marvel Entertainment, Inc	7,178
370	*	Meetic	10
2,330,639	*	Melco PBL Entertainment Macau Ltd (ADR)	26,523
9,000		Mizuno Corp	56
123,933	e*	MTR Gaming Group, Inc	868
142,243	e*	Multimedia Games, Inc	760
195,300		Multi-Purpose Holdings BHD	114
7,141,900		NagaCorp Ltd	1,551
341,444	e	Nintendo Co Ltd	176,066
62,055		OPAP S.A.	2,212
37,100	e	Oriental Land Co Ltd	2,177
1,520	e*	Pacific Golf Group International Holdings KK	1,586
342,225		Paddy Power plc	12,654
150	*	Parken Sport & Entertainment AS	37
288,718	*	PartyGaming plc	119
630,460	*	Penn National Gaming, Inc	27,570
318,336	e*	Pinnacle Entertainment, Inc	4,075
69,128	e	Publishing & Broadcasting Ltd	236
101,452		Rank Group plc	178
458,470	v	Resorts World BHD	31
4,718,100		Resorts World BHD	5,074
24,618,800	*	Rexcapital Financial Holdings Ltd	2,752
177		Round One Corp	185
148,800	e	Sega Sammy Holdings, Inc	1,575
475,770	e*	Six Flags, Inc	780
1,900		SkiStar AB	31
353,991	e	Sky City Entertainment Group Ltd	1,027
5,962	*	Snai S.p.A.	32
85,456	e	Speedway Motorsports, Inc	2,142
39,266	*	Sportingbet plc	29
547,253	e	TABCORP Holdings Ltd	7,077
256,146		Tanjong plc	1,345
1,307,011	e	Tattersall's Ltd	4,157
22,000	e	Tokyo Dome Corp	92
89,290	e*	Town Sports International Holdings, Inc	572
1,049		Trigano S.A.	40
165		USJ Co Ltd	113
4,200		Valor Co Ltd	45
3,121		Vocento S.A.	69
11,000,742	*	Walt Disney Co	345,203
552,882	e	Warner Music Group Corp	2,753
744,522		Westwood One, Inc	1,563
106,632		William Hill plc	795
688,835	e*	WMS Industries, Inc	24,777
134,811	e	World Wrestling Entertainment, Inc	2,509
4,000		Yomiuri Land Co Ltd	14
1,500		Yoshimoto Kogyo Co Ltd	20
		TOTAL AMUSEMENT AND RECREATION SERVICES	803,948

APPAREL AND ACCESSORY STORES - 0.51%
453,517		Abercrombie & Fitch Co (Class A)	33,170
466,805	*	Aeropostale, Inc	12,655
905,538		American Eagle Outfitters, Inc	15,856
643,941	*	AnnTaylor Stores Corp	15,570

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
257,500	e	Aoyama Trading Co Ltd	$5,554
260,000	*	Apac Resources Ltd	22
126,147	e	Bebe Stores, Inc	1,356
1,279,200		Belle International Holdings Ltd	1,326
246,505	e	Brown Shoe Co, Inc	3,715
102,405	e	Buckle, Inc	4,581
637,282		Burberry Group plc	5,698
71,370	*	Cache, Inc	806
316,691	*	Carter's, Inc	5,115
169,802	e*	Casual Male Retail Group, Inc	713
215,428	e	Cato Corp (Class A)	3,218
836		Charles Voegele Holding AG.	71
161,991	e*	Charlotte Russe Holding, Inc	2,809
662,723	e*	Charming Shoppes, Inc	3,201
774,111	*	Chico's FAS, Inc	5,504
116,520	e*	Children's Place Retail Stores, Inc	2,862
1,300		Chiyoda Co Ltd	21
182,626	e	Christopher & Banks Corp	1,824
72,598	e*	Citi Trends, Inc	1,339
354,374	e*	Collective Brands, Inc	4,295
248,471	e*	Dress Barn, Inc	3,215
83,465	e*	DSW, Inc (Class A)	1,081
179,893	e*	Eddie Bauer Holdings, Inc	700
40,500	e	Fast Retailing Co Ltd	3,571
234,664	e	Finish Line, Inc (Class A)	1,117
585,296		Foot Locker, Inc	6,889
3,478		Forzani Group Ltd (Class A)	60
138,167		Foschini Ltd	656
7,436,524		Gap, Inc	146,351
913,100		Giordano International Ltd	368
34,000		Glorious Sun Enterprises Ltd	17
710,320	*	Hanesbrands, Inc	20,741
663,038		Hennes & Mauritz AB (B Shares)	40,730
750	e	Honeys Co Ltd	13
237,165	*	HOT Topic, Inc	1,022
94,901	e	Inditex S.A.	5,272
528,901	e*	J Crew Group, Inc	23,362
138,987	e*	Jo-Ann Stores, Inc	2,047
94,448	e*	JOS A Bank Clothiers, Inc	1,936
667,917	e	Just Group Ltd	2,417
5,700	e	KappAhl Holding AB	53
1,550,844	*	Kohl's Corp	66,516
1,309,375	*	Limited Brands, Inc	22,390
7,204		Lotte Shopping Co Ltd	2,182
1,819		Macintosh Retail Group NV	54
101,527	e*	New York & Co, Inc	583
5,400	e	Nishimatsuya Chain Co Ltd	65
1,904,632	e	Nordstrom, Inc	62,091
378,397	*	Pacific Sunwear Of California, Inc	4,772
639,500		Ports Design Ltd	1,808
1,679,500		PT Ramayana Lestari Sentosa Tbk	148
5,215		Reitmans Canada Ltd (Class A)	94
800		Right On Co Ltd	9
2,800		rnb Retail and Brands AB	15
628,732		Ross Stores, Inc	18,837
52,981	e*	Shoe Carnival, Inc	717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,079		Specialty Fashion Group Ltd	$39
27,037		Sports Direct International plc	60
241,583	e	Stage Stores, Inc	3,914
140,735	e	Talbots, Inc	1,517
462,402		Truworths International Ltd	1,454
127,511	*	Tween Brands, Inc	3,155
228,927	e*	Under Armour, Inc (Class A)	8,379
3,000	e	United Arrows Ltd	19
633,228	*	Urban Outfitters, Inc	19,852
548,705	e*	Wet Seal, Inc (Class A)	1,860
621,321		Woolworths Holdings Ltd	928
		TOTAL APPAREL AND ACCESSORY STORES	614,357

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
4,273		Aeffe S.p.A.	13
1,611,200	e	Asics Corp	18,524
18,000		Atsugi Co Ltd	21
5,008		Benetton Group S.p.A.	71
623,000		C C Land Holdings Ltd	597
70,326	e	Columbia Sportswear Co	3,097
53,648		Companhia de Tecidos Norte de Minas - Coteminas	263
6,100	e	Daidoh Ltd	72
42,800		Debenhams plc	48
3,000	e	Descente Ltd	18
1,093	*	Escada AG.	30
180		Gamma Holding NV	11
1,369		Gerry Weber International AG.	49
78,436	e*	G-III Apparel Group Ltd	1,053
569,048		Guess ?, Inc	23,029
116,700	e	Gunze Ltd	492
192,606	*	Gymboree Corp	7,681
21,062	e	Hermes International	2,630
874		Hugo Boss AG.	44
323,728		Jones Apparel Group, Inc	4,344
571,500		Li Ning Co Ltd	1,612
403,559	e	Liz Claiborne, Inc	7,325
68,065	e*	Lululemon Athletica, Inc	1,935
165,662	e*	Maidenform Brands, Inc	2,695
1,496	e	Mariella Burani S.p.A.	41
394,414	e	Mitsubishi Rayon Co Ltd	1,262
5,800		New Wave Group AB (B Shares)	42
42,624		Nisshinbo Industries, Inc	396
107,400		Onward Kashiyama Co Ltd	1,097
232,569		Phillips-Van Heusen Corp	8,819
576,930	e	Polo Ralph Lauren Corp	33,629
701,467	e*	Quiksilver, Inc	6,881
4,500	*	Renown, Inc	18
600		Sanei-International Co Ltd	9
10,000		Sanyo Shokai Ltd	64
16,600	e	Shimamura Co Ltd	1,422
24,500		Stella International Holdings Ltd	42
2,119		Ten Cate NV	78
17,394		Tokyo Style Co Ltd	173
175,006	e	Toyobo Co Ltd	365
73,138	e*	True Religion Apparel, Inc	1,357
402,255		VF Corp	31,179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
51,600	e	Wacoal Holdings Corp	$763
268,339	*	Warnaco Group, Inc	10,583
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	173,874

AUTO REPAIR, SERVICES AND PARKING - 0.08%
428,813		Aisin Seiki Co Ltd	16,003
57,238	e*	Amerco, Inc	3,268
20,945	*	Avis Europe plc	11
125,237	e*	Dollar Thrifty Automotive Group, Inc	1,708
432,885	e*	Exide Technologies	5,671
2,200		Haldex AB	39
18,723		Helphire plc	67
1,696,458	*	Hertz Global Holdings, Inc	20,459
29,000		Ichikoh Industries Ltd	72
26,000		Kayaba Industry Co Ltd	100
6,000		Koito Manufacturing Co Ltd	82
70,000		Localiza Rent A CAR	667
101,560	e*	Midas, Inc	1,746
90,866		Monro Muffler, Inc	1,536
677		Montupet	9
372,829		NOK Corp	7,630
7,913		Northgate plc	89
11,869	e	Park24 Co Ltd	117
222,060		Ryder System, Inc	13,526
1,338		Sixt AG.	60
1,059		Sixt AG.	40
94,650		Standard Chartered plc	3,237
89,126	e*	Standard Parking Corp	1,868
107,829		Sumitomo Rubber Industries, Inc	826
3,032,653	e	T RAD Co Ltd	15,760
215,822	*	Wright Express Corp	6,632
24,000	e	Yokohama Rubber Co Ltd	115
		TOTAL AUTO REPAIR, SERVICES AND PARKING	101,338

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
579,114		Advance Auto Parts	19,719
116,584		Asbury Automotive Group, Inc	1,604
606,646	e*	Autonation, Inc	9,082
470,028	*	Autozone, Inc	53,503
800		Bilia AB (A Shares)	13
16,000		Bosch Corp	65
5,243		Brembo S.p.A.	76
176,525	e	Canadian Tire Corp (Class A)	11,393
889,998	e*	Carmax, Inc	17,284
319,660	*	Copart, Inc	12,390
249,919	e*	CSK Auto Corp	2,327
164,000	e	Fuji Heavy Industries Ltd	686
1,100		Gulliver International Co Ltd	39
13,430		Halfords Group plc	76
358,613		Inchcape plc	2,861
85,218	e	Lithia Motors, Inc (Class A)	866
30,831		Lookers plc	55
97,203	e*	MarineMax, Inc	1,211
52,548		MOL Hungarian Oil and Gas plc	6,841
13,000		Nippon Sharyo Ltd	30
8,000		Nissan Shatai Co Ltd	62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,700	e	Nissin Kogyo Co Ltd	$65
471,143	*	O'Reilly Automotive, Inc	13,437
67,809		Pendragon plc	46
245,222	e	Penske Auto Group, Inc	4,772
726		Rodriguez Group	15
188,106	e*	Rush Enterprises, Inc (Class A)	2,980
170,783	e	Sonic Automotive, Inc (Class A)	3,510
103,058		Super Group Ltd	93
411,653	e	Suzuki Motor Corp	10,386
14,000	e	Toyo Tire & Rubber Co Ltd	45
740	e*	TravelCenters of America LLC	4
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	175,536

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.40%
350,000		Anhui Conch Cement Co Ltd	2,404
91,857	e*	Builders FirstSource, Inc	667
401,364	e*	Central Garden and Pet Co (Class A)	1,782
1,000		Dalhoff Larsen & Horneman AS (Class B)	16
3,800		DCM Japan Holdings Co Ltd	19
586,276	e	Fastenal Co	26,928
26,659		Grafton Group plc	245
8,567,048		Home Depot, Inc	239,620
6,100		Keiyo Co Ltd	43
1,051,100		Kingfisher plc	2,753
8,784,988		Lowe's Cos, Inc	201,528
8,000		Nice Holdings, Inc	15
9,000		Nichias Corp	32
1,900		Nichiha Corp	18
2,885		Praktiker Bau- und Heimwerkermaerkte AG.	77
148,670	*	RONA, Inc	2,067
25,000		Sankyo-Tateyama Holdings, Inc	32
5,000		Takiron Co Ltd	13
41,464		Travis Perkins plc	882
2,000		Wood One Co Ltd	13
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	479,154

BUSINESS SERVICES - 5.72%
2,263,809	*	3Com Corp	5,184
69,493	e*	3D Systems Corp	1,021
247,961	e	Aaron Rents, Inc	5,341
248,181		ABM Industries, Inc	5,569
153,113	e*	Acacia Research (Acacia Technologies)	880
4,140,051		Accenture Ltd (Class A)	145,606
28	e*	Access Co Ltd	99
63,677	e	Acciona S.A.	17,055
195,515	e*	ACI Worldwide, Inc	3,895
471,448	*	Actuate Corp	1,933
358,062		Acxiom Corp	4,250
121,104		Adecco S.A.	6,994
136,798		Administaff, Inc	3,230
4,789,592	*	Adobe Systems, Inc	170,461
115,498	e*	Advent Software, Inc	4,922
102,230		Aegis Group plc	252
1,200	e	Aeon Delight Co Ltd	30
1,209,111	*	Affiliated Computer Services, Inc (Class A)	60,588
57,101		Aggreko plc	731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
116,752	e	Aircastle Ltd	$1,313
810,857	e*	Akamai Technologies, Inc	22,834
6,100	*	Aladdin Knowledge Systems	116
553,279	*	Alliance Data Systems Corp	26,286
110,147	e	Alpha Systems, Inc	3,425
10,024	*	Altran Technologies S.A.	78
915,269	*	Amdocs Ltd	25,957
147,648	e*	American Reprographics Co	2,191
218,164	*	AMN Healthcare Services, Inc	3,364
17,661		Anite plc	14
108,999	*	Ansoft Corp	3,327
443,709	*	Ansys, Inc	15,317
150,862	e	Arbitron, Inc	6,511
458,175	e*	Ariba, Inc	4,426
889,909	e*	Art Technology Group, Inc	3,453
17,700	e	Asatsu-DK, Inc	630
18,076		Asseco Poland S.A.	590
70,366	e	Asset Acceptance Capital Corp	678
33,300	e*	athenahealth, Inc	788
58,064		Atos Origin S.A.	3,232
1,427,144	*	Autodesk, Inc	44,926
2,736,248		Automatic Data Processing, Inc	115,990
541,950	*	Autonomy Corp plc	9,879
220,629		Autostrade S.p.A.	6,670
5,265		Aveva Group plc	119
495,184	*	Avis Budget Group, Inc	5,259
281,958	*	Avocent Corp	4,765
6,122		Axon Group plc	48
45,403		B2W Companhia Global Do Varejo	1,527
57,676	e*	Bankrate, Inc	2,877
41,863	e	Barrett Business Services	717
2,570,678	*	BEA Systems, Inc	49,228
1,219,486	e*	BearingPoint, Inc	2,049
1,294		Bechtle AG.	41
245,080		Blackbaud, Inc	5,951
152,617	*	Blackboard, Inc	5,087
31,100	e*	BladeLogic, Inc	872
225,652	*	Blue Coat Systems, Inc	4,973
1,281,192	*	BMC Software, Inc	41,664
16,306		Boom Logistics Ltd	15
433,120	e*	Borland Software Corp	875
108,771	*	Bottomline Technologies, Inc	1,370
316,734	e*	BPZ Energy, Inc	6,883
292,009		Brady Corp (Class A)	9,762
202,686		Brink's Co	13,616
1,142		Brunel International	29
8,246	*	Bull S.A.	34
1,995,498		CA, Inc	44,899
5,418		Cabcharge Australia Ltd	48
219,857	*	CACI International, Inc (Class A)	10,014
1,153,438	*	Cadence Design Systems, Inc	12,319
195,100		Capcom Co Ltd	6,655
57,395	e*	Capella Education Co	3,134
14,100	*	Cardtronics, Inc	98
48,166	e*	Cavium Networks, Inc	790
281,721	e*	CBIZ, Inc	2,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
254		Cegid Group	$9
1,400	e	Century Leasing System, Inc	12
273,316	e*	Cerner Corp	10,189
591,296	*	CGI Group, Inc	6,279
143,101	*	Check Point Software Technologies	3,205
1,868		Cheil Communications, Inc	450
456,000	*	China LotSynergy Holdings Ltd	25
323,482	*	ChoicePoint, Inc	15,398
308,597	*	Chordiant Software, Inc	1,861
345,723	*	Ciber, Inc	1,694
61,866		Cintra Concesiones de Infraestructuras de Transporte S.A.	915
7,500		Cision AB	21
779,333	*	Citrix Systems, Inc	22,858
71,775	e*	Clayton Holdings, Inc	333
162,073	e*	Clear Channel Outdoor Holdings, Inc (Class A)	3,081
293,690	*	CMGI, Inc	3,894
836,215	e*	CNET Networks, Inc	5,937
280,303	e*	Cogent Communications Group, Inc	5,132
250,587	e*	Cogent, Inc	2,363
264,514		Cognex Corp	5,774
1,395,822	*	Cognizant Technology Solutions Corp (Class A)	40,242
1,416		ComBOTS AG.	25
252,283	e*	Commvault Systems, Inc	3,128
129,896		Compass Diversified Trust	1,708
7,600	e*	Compellent Technologies, Inc	95
10,356		Computacenter plc	35
47,162	e	Computer Programs & Systems, Inc	986
1,657,340	*	Computer Sciences Corp	67,603
974,665		Computershare Ltd	7,794
1,286,562	*	Compuware Corp	9,443
133,146	*	COMSYS IT Partners, Inc	1,126
243,938	e*	Concur Technologies, Inc	7,574
6,150		Connaught plc	46
10,300	e*	Constant Contact, Inc	149
774,623	*	Convergys Corp	11,666
930,000		COSCO Pacific Ltd	1,814
100,383	e*	CoStar Group, Inc	4,316
6,099		CPL Resources plc	38
2,762		Cramo Oyj	71
1,313		CryptoLogic Ltd	21
37,000		CSE Global Ltd	25
296,235	*	CSG Systems International, Inc	3,368
9,147		CSK Holdings Corp	211
97,182		Ctrip.com International Ltd (ADR)	5,153
43		CyberAgent, Inc	59
343,108	*	Cybersource Corp	5,013
20,960	e	Dassault Systemes S.A.	1,217
17,200	*	Data Domain, Inc	409
179,607	e*	DealerTrack Holdings, Inc	3,632
11,600	e*	Deltek, Inc	151
304,720		Deluxe Corp	5,854
766	e	Dena Co Ltd	4,826
1,457	e	Dentsu, Inc	3,318
5,563		Detica Group plc	28
311		Devoteam S.A.	10
59,900	e*	Dice Holdings, Inc	534

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
237,794	e*	Digital River, Inc	$7,364
97,118	*	DivX, Inc	680
101,898	*	Double-Take Software, Inc	1,190
350,947	e*	DST Systems, Inc	23,071
1,900		Duskin Co Ltd	32
1,191,223	*	DynCorp International, Inc (Class A)	19,870
12,184	e	eAccess Ltd	7,505
663,173	e*	Earthlink, Inc	5,007
7,074,063	*	eBay, Inc	211,090
154,502	e*	Echelon Corp	2,086
305,797	e*	Eclipsys Corp	5,997
1,040		Econtext, Inc	834
3,400		EDB Business Partner ASA	25
99,361	e	Electro Rent Corp	1,505
1,445,948	*	Electronic Arts, Inc	72,182
3,249,045		Electronic Data Systems Corp	54,097
65,247	e*	Elpida Memory, Inc	2,173
30,087		Emeco Holdings Ltd	22
4,600	*	Ementor ASA	30
12,200		Eneserve Corp	50
469		Engineering Ingegneria Informatica S.p.A.	17
11		en-japan, Inc	23
323,247	*	Epicor Software Corp	3,620
120,869	e*	EPIQ Systems, Inc	1,876
677,313		Equifax, Inc	23,354
192,988	e*	Equinix, Inc	12,832
156,563	e*	eSpeed, Inc (Class A)	1,826
2,024		Euromoney Institutional Investor plc	16
512,022	e*	Evergreen Energy, Inc	788
618		Exact Holding NV	21
120,574	e*	ExlService Holdings, Inc	2,768
947,845	*	Expedia, Inc	20,748
1,619,028		Experian Group Ltd	11,792
348,540	*	F5 Networks, Inc	6,333
204,763	e	Factset Research Systems, Inc	11,031
199,296	e	Fair Isaac Corp	4,289
169,310	e*	FalconStor Software, Inc	1,288
1,093	e	Fidec Corp	629
952,647		Fidelity National Information Services, Inc	36,334
3,132		Fidessa Group plc	46
498		Fimalac	30
37,666	e*	First Advantage Corp (Class A)	798
2,769	*	FirstService Corp	60
816,730	*	Fiserv, Inc	39,276
115,321	e*	Focus Media Holding Ltd (ADR)	4,053
86,106	*	Forrester Research, Inc	2,289
8,786		F-Secure Oyj	35
106,988		FTD Group, Inc	1,436
6,860	e	FUJI SOFT, Inc	128
2,441,990	e	Fujitsu Ltd	15,973
17		Fullcast Co Ltd	11
23	e	Future Architect, Inc	13
17,897		Fuyo General Lease Co Ltd	522
1,275	*	Garda World Security Corp (Class A)	16
371,903	e*	Gartner, Inc	7,193
1,161	*	General de Alquiler de Maquinaria	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
127,331	*	Gerber Scientific, Inc	$1,132
342,282	*	Getty Images, Inc	10,953
160,286		Gevity HR, Inc	1,388
234,587	e*	Global Cash Access, Inc	1,375
105,544	e*	Global Sources Ltd	1,567
5,800		GMO internet, Inc	36
713	e	Goodwill Group, Inc	93
1,464,655	*	Google, Inc (Class A)	645,137
6		Gourmet Navigator, Inc	18
350,000	e*	Gravity Co Ltd (ADR)	481
412		Grenkeleasing AG.	14
3,151,178		Group 4 Securicor plc	14,243
8,450	e	Gruppo Editoriale L'Espresso S.p.A.	35
4,595	e*	Guidance Software, Inc	41
95,339	e*	H&E Equipment Services, Inc	1,198
18,180	e	Hakuhodo DY Holdings, Inc	1,081
16,714	e	Havas S.A.	70
1,066,713		Hays plc	2,419
83,154		HCL Technologies Ltd	525
220,172	e	Healthcare Services Group	4,544
76,037	e	Heartland Payment Systems, Inc	1,750
121,398	e	Heidrick & Struggles International, Inc	3,949
162,000	*	Hi Sun Technology China Ltd	21
1,000		Hitachi Information Systems Ltd	21
2,100		Hitachi Systems & Services Ltd	46
750,096	e*	HLTH Corp	7,156
128,158	e*	HMS Holdings Corp	3,659
15,320		Hogg Robinson Group plc	12
5,499	e*	HSW International, Inc	28
148,405	*	Hudson Highland Group, Inc	1,257
280,368	e*	Hypercom Corp	1,217
79,185	e*	i2 Technologies, Inc	892
21,226	*	IBA Health Group Ltd	9
900		IBJ Leasing Co Ltd	16
38,408	e*	ICT Group, Inc	388
1,745		IDS Scheer AG.	27
146,132	e	IFIL - Investments S.p.A.	1,179
125,666	*	iGate Corp	895
189,334	*	IHS, Inc (Class A)	12,176
23		Ikyu Corp	16
64,125	e	Imergent, Inc	730
1,760,873		IMS Health, Inc	36,996
37,000	*	Indofood Agri Resources Ltd	63
300,776		Indra Sistemas S.A.	8,661
542,177	*	Informatica Corp	9,250
431,900	a	Information Development Co	2,643
182,648		Infospace, Inc	2,113
364,762		Infosys Technologies Ltd	13,091
127,090	e	Infosys Technologies Ltd (ADR)	4,546
196,721		infoUSA, Inc	1,202
124,522	e*	Innerworkings, Inc	1,747
58,124		Innovation Group plc	36
72,013	e*	Innovative Solutions & Support, Inc	761
5,100	v	INTEC Holdings Ltd	80
45,184	e	Integral Systems, Inc	1,321
21		Intelligence Ltd	20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,201	a,e	Intelligent Wave, Inc	$2,324
202,029		Interactive Data Corp	5,752
91,334	e*	Interactive Intelligence, Inc	1,075
259,027	e*	Internap Network Services Corp	1,285
228,730	e*	Internet Capital Group, Inc	2,395
443	e	Internet Initiative Japan, Inc	1,427
4,648,390	e*	Interpublic Group of Cos, Inc	39,093
328,716	*	Interwoven, Inc	3,511
1,459,707	*	Intuit, Inc	39,427
161,005	*	inVentiv Health, Inc	4,639
296,193	e*	Ipass, Inc	894
6,400	*	IPC The Hospitalist Co, Inc	127
6,677	e	Iress Market Technology Ltd	42
825,658	*	Iron Mountain, Inc	21,830
9,510		ITE Group plc	27
465,743		Jack Henry & Associates, Inc	11,490
47,400	e	JC Decaux S.A.	1,393
241,518	*	JDA Software Group, Inc	4,408
174,129	e	JSR Corp	3,939
3,630,476	*	Juniper Networks, Inc	90,762
7,300	*	K12, Inc	143
486	e	Kakaku.com, Inc	2,974
141,188		Kelly Services, Inc (Class A)	2,903
133,652	e*	Kenexa Corp	2,470
85,946	e*	Keynote Systems, Inc	1,013
250,018	*	Kforce, Inc	2,210
722,205	*	Kinetic Concepts, Inc	33,388
3,318	e*	KK DaVinci Advisors	2,540
146,717	e*	Knot, Inc	1,724
12,510	e	Konami Corp	471
5,317		Kontron AG.	86
235,604	*	Korn/Ferry International	3,982
346,095	e*	Lamar Advertising Co (Class A)	12,435
10,948		Lavendon Group plc	73
768,782	*	Lawson Software, Inc	5,789
2,200	*	LBI International AB	11
117,859	e*	Limelight Networks, Inc	382
326,672	e*	Lionbridge Technologies	1,094
43,148	e*	Liquidity Services, Inc	345
194,419	e*	LivePerson, Inc	603
1,359,891		LogicaCMG plc	2,854
150,328	*	LoJack Corp	1,900
65,763	e*	Longtop Financial Technologies Ltd (ADR)	1,242
3,322	*	MacDonald Dettwiler & Associates Ltd	150
352	e	Macromill, Inc	530
211,759	e*	Magma Design Automation, Inc	2,027
140,996	*	Manhattan Associates, Inc	3,233
514,414		Manpower, Inc	28,941
154,912	*	Mantech International Corp (Class A)	7,027
126,016	e	Marchex, Inc (Class B)	1,258
492,219	e	Mastercard, Inc (Class A)	109,760
814,350	*	McAfee, Inc	26,947
71,100	*	MedAssets, Inc	1,054
16,134	e	Meitec Corp	489
464,173	*	Mentor Graphics Corp	4,099
585,833		Michael Page International plc	3,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,162		Micro Focus International plc	$72
52,515,632		Microsoft Corp	1,490,394
68,865	*	MicroStrategy, Inc (Class A)	5,095
176,197	e*	Midway Games, Inc	476
126,567		Misys plc	348
265,070		Mitsubishi UFJ Lease & Finance Co Ltd	9,227
595	e*	Mixi Inc	6,088
54		Monex Beans Holdings, Inc	31
326,717	e	MoneyGram International, Inc	608
55,507	e*	Monotype Imaging Holdings, Inc	839
560,343	*	Monster Worldwide, Inc	13,566
3,625		Morgan Sindall plc	71
10,330		Morse plc	13
3,800	e	Moshi Moshi Hotline, Inc	115
597,185	e*	Move, Inc	1,839
617,748	*	MPS Group, Inc	7,302
224,522	e*	MSC.Software Corp	2,917
11,903		MYOB Ltd	17
3,406	e*	Napster, Inc	5
417,580	*	NAVTEQ Corp	28,395
839,857	*	NCR Corp	19,174
5,758		NCSoft Corp	268
1,197,628	e	NEC Corp	4,566
1,000		NEC Fielding Ltd	12
5,300		NEC Networks & System Integration Corp	90
14,572	*	Neowiz Games Corp	520
169,653	*	Ness Technologies, Inc	1,610
278,082	e*	NetFlix, Inc	9,636
196,172	e*	NetSuite, Inc	4,226
149,613	*	Network Equipment Technologies, Inc	983
34,174	*	NHN Corp	7,975
220,391	e	NIC, Inc	1,567
1,900		Nippon Kanzai Co Ltd	56
114,838	e	Nippon System Development Co Ltd	1,673
365,401		Nippon Systemware Co Ltd	1,650
1,500		Nishio Rent All Co Ltd	17
335,355		Nomura Research Institute Ltd	8,764
2,346,522	*	Novell, Inc	14,760
1,300		NS Solutions Corp	32
4,157	e	NTT Data Corp	18,183
746,501	*	Nuance Communications, Inc	12,997
350		OBIC Business Consultants Ltd	21
21,975	e	Obic Co Ltd	3,898
2,379,200		Omnicom Group, Inc	105,113
247,695	*	Omniture, Inc	5,749
202,371	*	On Assignment, Inc	1,285
122,903	e*	Online Resources Corp	1,182
33,399	e*	Open Text Corp	1,057
541,653	e*	OpenTV Corp (Class A)	639
5		OPT, Inc	15
28,054,205	*	Oracle Corp	548,740
286,559	e	Oracle Corp Japan	13,281
10,300	*	Orion Energy Systems, Inc	98
10,300	e	Otsuka Corp	869
198,620	e*	Packeteer, Inc	1,011
684,144	*	Parametric Technology Corp	10,933

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36		Pasona Group, Inc	$23
275,000		PCA Corp	2,858
1,700	*	PC-Tel, Inc	12
108,921	e*	PDF Solutions, Inc	600
92,628	e	Pegasystems, Inc	892
145,722	*	PeopleSupport, Inc	1,329
174,589	e*	Perficient, Inc	1,386
511,807	*	Perot Systems Corp (Class A)	7,698
278,671	*	Phase Forward, Inc	4,760
6,336		Phoenix IT Group Ltd	36
2,000	*	Phoenix Technologies Ltd	31
90,000		Pico Far East Holdings Ltd	11
84,665	e	Portfolio Recovery Associates, Inc	3,631
222,300		POS Malaysia BHD	131
1,300	*	Possis Medical, Inc	25
409,698	*	Premiere Global Services, Inc	5,875
257,403	*	Progress Software Corp	7,701
15,865	v	Prokom Software S.A.	913
289,348	e	Promotora de Informaciones S.A.	4,358
12,000	*	PROS Holdings, Inc	151
1,248		Prosegur Cia de Seguridad S.A.	52
31,881	e*	Protection One, Inc	306
84,694		Public Power Corp	3,704
828,198		Publicis Groupe S.A.	31,642
367		PubliGroupe AG.	114
105,704	e	QAD, Inc	889
90,652	e	Quality Systems, Inc	2,708
452,091	e*	Quest Software, Inc	5,909
183,594	*	Radiant Systems, Inc	2,565
138,067	e*	Radisys Corp	1,393
6,900	*	RADWARE Ltd	71
42,590	e	Rakuten, Inc	25,508
7,178		Ramirent Oyj	136
16,046	e	Randstad Holdings NV	752
164,012	e*	Raser Technologies, Inc	1,409
564,275	e*	RealNetworks, Inc	3,233
807,104	e*	Red Hat, Inc	14,843
1,298		Redflex Holdings Ltd	4
31,893		Regus Group plc	60
47,625	e	Renaissance Learning, Inc	666
422,848	e*	Rent-A-Center, Inc	7,759
10,987	*	Retalix Ltd	153
200	*	Rewards Network Inc	1
7,495		Rightmove plc	73
105,660	e*	RightNow Technologies, Inc	1,257
93,000	*	Riskmetrics Group Inc	1,800
39,994		Ritchie Bros Auctioneers, Inc	3,303
743,092		Robert Half International, Inc	19,127
224,568		Rollins, Inc	3,973
111,042	e*	RSC Holdings, Inc	1,210
349,903	*	S1 Corp	2,488
16,951		S1 Corp	880
1,687,558		Sage Group plc	6,300
873,138	*	Salesforce.com, Inc	50,528
6,378	*	Sandvine Corp	11
1,215,854		SAP AG.	60,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
564,461	*	Sapient Corp	$3,929
3,608	*	SDL plc	22
256,556		Secom Co Ltd	12,457
330,894	e*	Secure Computing Corp	2,134
95,385		Securitas AB (B Shares)	1,260
24,472	e	Seek Ltd	118
628	*	SeLoger.com	33
16,552		SGS S.A.	23,800
78,411	e*	SI International, Inc	1,505
715		SimCorp AS	148
1,111,032		Singapore Post Ltd	928
33		SJ Holdings, Inc	12
6,114		Skilled Group Ltd	21
155,187	e*	Smith Micro Software, Inc	950
54,262	e	Societe Des Autoroutes Paris-Rhin-Rhone	6,562
900,925	e*	Softbank Corp	16,332
1,149		Software AG.	88
2,900	e	Sohgo Security Services Co Ltd	40
158,532	e*	Sohu.com, Inc	7,155
81,612,511	e	Solomon Systech International Ltd	4,719
647	e	So-net Entertainment Corp	2,668
11	e	So-net M3, Inc	45
478,589	*	SonicWALL, Inc	3,910
1,502,612	e*	Sonus Networks, Inc	5,169
844		Sopra Group S.A.	63
565,618	e	Sorun Corp	3,949
368,699	e	Sotheby's	10,659
9,587	e*	Sourcefire, Inc	57
2,467		Speedy Hire plc	37
391,947	*	Spherion Corp	2,399
9,457	e	Spotless Group Ltd	29
136,888	*	SPSS, Inc	5,308
155,695	e	Square Enix Co Ltd	5,436
265,775	*	SRA International, Inc (Class A)	6,461
5,560		Sthree plc	21
117,434	e*	Stratasys, Inc	2,090
29,273		STW Communications Group Ltd	59
15,600	e*	SuccessFactors, Inc	152
3,379,612	*	Sun Microsystems, Inc	52,485
744		Sword Group	32
1,030	*	SXC Health Solutions Corp	12
528,540	*	Sybase, Inc	13,901
6,947		Sygnity S.A.	103
160,723	*	SYKES Enterprises, Inc	2,827
4,775,198	*	Symantec Corp	79,364
109,781	e*	Synchronoss Technologies, Inc	2,199
82,952	e*	SYNNEX Corp	1,760
1,062,360	*	Synopsys, Inc	24,126
67,299	e	Syntel, Inc	1,794
958,080		Taiwan Secom Co Ltd	1,974
12,256,402		Taiwan-Sogo Shinkong Security Corp	11,196
405,425	*	Take-Two Interactive Software, Inc	10,346
86,986	e	TAL International Group, Inc	2,050
143,985	*	Taleo Corp (Class A)	2,793
110,979		Tata Consultancy Services Ltd	2,242
42,444	*	TechTarget, Inc	601

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
227,106	e*	TeleTech Holdings, Inc	$5,101
250,278	*	Temenos Group AG.	6,552
11		Tempstaff Co Ltd	15
1,278,700		Tencent Holdings Ltd	7,287
11,900		Textainer Group Holdings Ltd	179
102,504	e	TheStreet.com, Inc	828
357,016	e*	THQ, Inc	7,783
1,125,710	e*	TIBCO Software, Inc	8,038
8,236	e*	Tiens Biotech Group USA, Inc	17
30,615	e	Tietoenator Oyj	756
405,482	e,v	TIS, Inc	8,217
900		TKC	19
134,545		TNS, Inc	2,777
1,200	e	Tokyo Leasing Co Ltd	11
180,000	*	Tom Group Ltd	11
507,162	e	Tomra Systems ASA	3,834
799,191		Total System Services, Inc	18,909
1,200		TradeDoubler AB	25
146,272	e*	TradeStation Group, Inc	1,246
2,800		Trans Cosmos, Inc/Japan	34
181,000		Transcend Information, Inc	537
44,877	e*	Travelzoo, Inc	495
37,203	e	Trend Micro, Inc	1,459
259,916	e*	Trizetto Group, Inc	4,338
245,279	*	TrueBlue, Inc	3,297
1,318,700		UBG BHD	960
3,464	*	UBISOFT Entertainment	298
131,068	e*	Ultimate Software Group, Inc	3,940
50,080	e*	Unica Corp	341
1,434,259	*	Unisys Corp	6,354
9,005		United Internet AG.	194
383,292	e	United Online, Inc	4,048
381,068	*	United Rentals, Inc	7,179
2,846	e	USG People NV	67
19,380	e	USS Co Ltd	1,342
552,675	*	Valueclick, Inc	9,534
159,026	e*	Vasco Data Security International	2,175
12,996	e*	Veraz Networks, Inc	32
11		VeriSign Japan KK	9
969,148	e*	VeriSign, Inc	32,214
129,683		Viad Corp	4,670
233,946	*	Vignette Corp	3,090
10,000	e*	Virtusa Corp	98
375,672	*	Visa, Inc (Class A)	23,427
305,021	e*	VMware, Inc (Class A)	13,061
116,083	*	Vocus, Inc	3,065
77,234	e*	Volt Information Sciences, Inc	1,310
2,825,264		Waste Management, Inc	94,816
30,830	e*	WebMD Health Corp (Class A)	727
245,849	e*	Websense, Inc	4,610
402,292	*	Wind River Systems, Inc	3,114
5,714	*	Wirecard AG.	100
46		Works Applications Co Ltd	67
12,300		Wotif.com Holdings Ltd	51
9,458,656		WPP Group plc	112,820
20,894		Xchanging plc	116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,343	e	Yahoo! Japan Corp	$1,218
7,186,154	*	Yahoo!, Inc	207,895
		TOTAL BUSINESS SERVICES	6,828,272

CHEMICALS AND ALLIED PRODUCTS - 9.30%
9,357,577	*	Abbott Laboratories	516,070
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
10,056	*	Ablynx NV	95
30,041	e*	Abraxis Bioscience, Inc	1,775
156,344	e*	Acadia Pharmaceuticals, Inc	1,416
10,895	*	Accsys Technologies plc	40
161,665	e*	Acorda Therapeutics, Inc	2,902
105,376	*	Actelion Ltd	5,746
1,600	*	Active Biotech AB	15
14,900		ADEKA Corp	150
172,756		Agrium, Inc	10,731
509,787	e	Air Liquide	77,722
1,167,976		Air Products & Chemicals, Inc	107,454
251,400	e	Air Water, Inc	2,404
1,685,795		Akzo Nobel NV	135,255
69,990		Alapis Holding Industrial and Commercial S.A.	240
148,217	*	Albany Molecular Research, Inc	1,799
326,863		Albemarle Corp	11,937
668,997		Alberto-Culver Co	18,337
11,261		Alexandria Mineral Oils Co	161
191,386	e*	Alexion Pharmaceuticals, Inc	11,349
105,706	e*	Alexza Pharmaceuticals, Inc	727
17,825	e	Alfresa Holdings Corp	1,400
20,237	*	Alizyme plc	18
690		ALK-Abello AS	90
528,565	e*	Alkermes, Inc	6,279
225,057	e*	Allos Therapeutics, Inc	1,368
225,334	e*	Alnylam Pharmaceuticals, Inc	5,498
242,596	e*	Alpharma, Inc (Class A)	6,358
87,783	e*	AMAG Pharmaceuticals, Inc	3,549
302,912	*	American Oriental Bioengineering, Inc	2,454
97,580		American Vanguard Corp	1,624
7,014,371	*	Amgen, Inc	293,060
19,829	e*	Amicus Therapeutics, Inc	212
2,590		Amorepacific Corp	1,399
1,513		Amorepacific Corp	184
4	*	AnGes MG, Inc	19
4,618	*	Angiotech Pharmaceuticals, Inc	10
113,619	*	Animal Health International, Inc	1,243
54,053	*	Antisoma plc	25
97,288	b,e*	Aphton Corp	-	^
109,793	e*	APP Pharmaceuticals, Inc	1,326
145,020		Arch Chemicals, Inc	5,403
379,473	e*	Arena Pharmaceuticals, Inc	2,596
1,600		Arisawa Manufacturing Co Ltd	12
19,392	*	Ark Therapeutics Group plc	28
3,442		Arkema	192
292,287	e*	Arqule, Inc	1,251
259,382	e*	Array Biopharma, Inc	1,818
182,536	e*	Arrowhead Research Corp	517
2,546,167	e	Asahi Kasei Corp	13,283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
193,404		Aspen Pharmacare Holdings Ltd	$761
1,052,875		Astellas Pharma, Inc	40,771
2,052,130		AstraZeneca plc	76,731
219,082		AstraZeneca plc (ADR)	8,323
704	*	Atrium Innovations Inc	11
1,400		Auriga Industries (Class B)	43
153,992	e*	Auxilium Pharmaceuticals, Inc	4,118
174,831	e*	Aventine Renewable Energy Holdings, Inc	909
402,579		Avery Dennison Corp	19,827
3,795,231	*	Avon Products, Inc	150,063
418		Bachem Holding AG.	39
93,986	e	Balchem Corp	2,154
452,817	*	Barr Pharmaceuticals, Inc	21,876
772,882		BASF AG.	104,094
767	*	Basilea Pharmaceutica	112
28,737		Beiersdorf AG.	2,418
107,452	e*	Bentley Pharmaceuticals, Inc	1,746
26,626	e*	Biodel, Inc	289
27,854	e*	BioForm Medical, Inc	128
1,523,787	*	Biogen Idec, Inc	94,002
546,887	e*	BioMarin Pharmaceuticals, Inc	19,343
1,082		BioMerieux	126
56,884	e*	BioMimetic Therapeutics, Inc	455
237,269	e*	Bionovo, Inc	301
8,728	*	Biota Holdings Ltd	10
617		Biotest AG.	36
340,173	e	Biovail Corp	3,662
887		Boiron S.A.	25
135,251		Braskem S.A.	1,148
9,759,020		Bristol-Myers Squibb Co	207,867
270,310		Cabot Corp	7,569
130,903	e*	Cadence Pharmaceuticals, Inc	779
217,627	e*	Calgon Carbon Corp	3,275
155,110		Cambrex Corp	1,075
81,433	e*	Caraco Pharmaceutical Laboratories Ltd	1,462
6,508	*	Cardiome Pharma Corp	55
1,073,217		Celanese Corp (Series A)	41,909
374,326	e*	Cell Genesys, Inc	880
145,000		Century Sunshine Ecological Technology Holdings Ltd	6
359,892	e*	Cephalon, Inc	23,177
18,000		Cerebos Pacific Ltd	50
345,471		CF Industries Holdings, Inc	35,798
264,921	*	Charles River Laboratories International, Inc	15,614
333,603	e*	Chattem, Inc	22,131
1,000,810		Chemtura Corp	7,346
79,222		Christian Dior S.A.	8,769
182,970	e	Chugai Pharmaceutical Co Ltd	2,069
10,000		Chugoku Marine Paints Ltd	70
370,775		Church & Dwight Co, Inc	20,111
23,189		Ciba Specialty Chemicals AG.	846
266,439		Cipla Ltd	1,461
304,000	*	CK Life Sciences International Holdings, Inc	14
27,928		Clariant AG.	238
1,517,723		Clorox Co	85,964
3,537,349		Colgate-Palmolive Co	275,595
14,199		Croda International	187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,631	*	CropEnergies AG.	$12
4,053	*	Crucell NV	62
1,096,245	e	CSL Ltd	36,979
403,380	e*	Cubist Pharmaceuticals, Inc	7,430
193,704	*	Cypress Bioscience, Inc	1,387
513,741		Cytec Industries, Inc	27,665
223,912	*	Cytokinetics, Inc	743
465,343	e*	CytRx Corp	535
12,000		Dai Nippon Toryo Co Ltd	16
322,470		Daicel Chemical Industries Ltd	1,656
1,028,312	e	Daiichi Sankyo Co Ltd	30,381
3,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	13
769,099		Dainippon Ink and Chemicals, Inc	2,392
354,000	e	Dainippon Sumitomo Pharma Co Ltd	3,235
4,000		Daiso Co Ltd	13
438,563	e*	Dendreon Corp	2,114
1,261	*	Devgen	25
2,470		DiaSorin S.p.A.	51
452,068	e*	Discovery Laboratories, Inc	1,062
84,162	e*	Dov Pharmaceutical, Inc	6
5,048,422		Dow Chemical Co	186,034
91,222		Dr Reddy's Laboratories Ltd	1,344
255,140	e	DSM NV	12,306
7,616,901	*	Du Pont (E.I.) de Nemours & Co	356,166
323,777	e*	Durect Corp	1,700
853,636	e	Dyno Nobel Ltd	1,997
700		Earth Chemical Co Ltd	18
417,440		Eastman Chemical Co	26,069
720,326		Ecolab, Inc	31,284
35,664		Egyptian International Pharmaceutical Industrial Co	228
218,800	e	Eisai Co Ltd	7,463
479,536	*	Elan Corp plc	9,834
469,177	*	Elan Corp plc (ADR)	9,787
41,478		Elementis plc	55
5,213,567	*	Eli Lilly & Co	268,968
140,117	e*	Elizabeth Arden, Inc	2,795
40,067	e*	Emergent Biosolutions, Inc	357
348,592	e*	Encysive Pharmaceuticals, Inc	819
111,620		Engro Chemical Pakistan Ltd	577
11,162	v	Engro Chemical Pakistan Ltd	27
339,374	e*	Enzon Pharmaceuticals, Inc	3,126
653,771	e	Estee Lauder Cos (Class A)	29,975
369,640		Eternal Chemical Co Ltd	431
8,524	e	FAES FARMA S.A.	145
1,800	e	Fancl Corp	25
265,000		Fauji Fertilizer Co Ltd	594
264,390		Ferro Corp	3,929
31,472		Fertilizantes Fosfatados S.A.	1,475
21,058		Filtrona plc	72
293,040		FMC Corp	16,261
2,211,627	*	Forest Laboratories, Inc	88,487
3,876,235		Formosa Plastics Corp	11,726
7,010	*	Freeworld Coatings Ltd	8
2,058		Fuchs Petrolub AG.	192
323		Fuchs Petrolub AG.	31
1,700	e	Fujimi, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,995,208	*	Genentech, Inc	$324,331
2,385	*	Genmab AS	121
477,339	e*	GenVec, Inc	840
1,561,431	*	Genzyme Corp	116,389
215,032	e	Georgia Gulf Corp	1,490
375,343	e*	Geron Corp	1,832
6,701,312	*	Gilead Sciences, Inc	345,319
1,864		Givaudan S.A.	1,844
6,772,868		GlaxoSmithKline plc	143,289
109,162		Glenmark Pharmaceuticals Ltd	1,331
810,000		Global Bio-Chem Technology Group Co Ltd	311
8,602		Grifols S.A.	226
74,754	e*	GTx, Inc	1,202
5,000		Gun-Ei Chemical Industry Co Ltd	11
25,588	e	H Lundbeck AS	639
1,502		H&R WASAG AG.	35
331,609		H.B. Fuller Co	6,768
340,580	e*	Halozyme Therapeutics, Inc	2,166
2,762		Hanmi Pharm Co Ltd	435
48,150		Hanwha Chemical Corp	814
31,000		Haw Par Corp Ltd	155
58,860		Henkel KGaA	2,721
696,504		Hercules, Inc	12,739
13,138		Hikma Pharmaceuticals plc	122
730,387		Hindustan Lever Ltd	4,165
6,000	e	Hisamitsu Pharmaceutical Co, Inc	218
1,800	e	Hogy Medical Co Ltd	93
15,498		Honam Petrochemical Corp	1,263
644,514	*	Hospira, Inc	27,566
887,576	e*	Human Genome Sciences, Inc	5,228
629,347		Huntsman Corp	14,821
91,811	e*	Idenix Pharmaceuticals, Inc	461
272,006	*	Idexx Laboratories, Inc	13,399
249,516	*	ImClone Systems, Inc	10,584
392,729	*	Immucor, Inc	8,381
117,971	e	Incitec Pivot Ltd	15,218
384,450	e*	Indevus Pharmaceuticals, Inc	1,834
2,308	*	Innogenetics NV	16
146,643	e	Innophos Holdings, Inc	2,359
140,192		Innospec, Inc	2,972
357		Inter Parfums S.A.	15
32,181	e	Inter Parfums, Inc	711
4,076	*	Intercell AG.	169
176,729	e*	InterMune, Inc	2,577
326,793		International Flavors & Fragrances, Inc	14,395
536,179	e*	Inverness Medical Innovations, Inc	16,139
297,894	*	Invitrogen Corp	25,461
1,223		Ipsen	69
45,000		Ishihara Sangyo Kaisha Ltd	103
444,338		Israel Chemicals Ltd	6,218
220,756	e*	Javelin Pharmaceuticals, Inc	620
5,300	e*	Jazz Pharmaceuticals, Inc	48
83,000		Jiutian Chemical Group Ltd	10
29,100		K+S AG.	9,524
76,437	e	Kaiser Aluminum Corp	5,297
15,000		Kaken Pharmaceutical Co Ltd	111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
32,144		Kansai Paint Co Ltd	$209
785,029		Kao Corp	22,248
2,100		Katakura Industries Co Ltd	41
3,155		Kemira Oyj	48
1,552,744	e*	Keryx Biopharmaceuticals, Inc	932
2,783,095	*	King Pharmaceuticals, Inc	24,213
1,205,762		Kingboard Chemical Holdings Ltd	4,268
2,000		Kissei Pharmaceutical Co Ltd	42
121,087		Koppers Holdings, Inc	5,365
65,037		Kose Corp	1,406
19,104	e	Kronos Worldwide, Inc	461
999,500	e	Kuraray Co Ltd	11,912
14,000	e	KUREHA CORP	87
196,759	e*	KV Pharmaceutical Co (Class A)	4,911
261,000		Kyorin Co Ltd	3,380
232,815	e	Kyowa Hakko Kogyo Co Ltd	2,224
43,890		La Seda de Barcelona S.A. (Class B)	81
137,057	e*	Landec Corp	1,155
4,817		Lanxess AG.	193
48,644		LG Chem Ltd	3,635
8,822		LG Household & Health Care Ltd	1,519
476,476	e	Ligand Pharmaceuticals, Inc (Class B)	1,906
196,963		Linde AG.	27,827
24,000		Lion Corp	116
24,202		Lonza Group AG.	3,210
228,178		L'Oreal S.A.	28,977
713,829		Lubrizol Corp	39,625
214,759		Makhteshim-Agan Industries Ltd	1,570
1,800		Mandom Corp	54
99,116	e	Mannatech, Inc	707
248,908	e*	MannKind Corp	1,486
55,100	e*	MAP Pharmaceuticals, Inc	770
196,649	e*	Martek Biosciences Corp	6,012
9,050		Meda AB (A Shares)	93
660,085	e*	Medarex, Inc	5,842
93,319	e	Mediceo Paltac Holdings Co Ltd	1,691
322,249	e*	Medicines Co	6,509
375,440	e	Medicis Pharmaceutical Corp (Class A)	7,392
112,527	e*	Medivation, Inc	1,601
16,112,399		Merck & Co, Inc	611,466
248,257		Meridian Bioscience, Inc	8,299
310,887	e	Methanex Corp	8,178
500		Milbon Co Ltd	11
1,289,000	*	Millennium Pharmaceuticals, Inc	19,928
112,672		Minerals Technologies, Inc	7,076
253,851	e*	Minrad International, Inc	597
5,400	e	Miraca Holdings, Inc	141
1,990,994	e	Mitsubishi Chemical Holdings Corp	13,163
645,081	e	Mitsubishi Gas Chemical Co, Inc	4,588
8,000		Mochida Pharmaceutical Co Ltd	73
16,537	e*	Molecular Insight Pharmaceuticals, Inc	112
136,843	e*	Momenta Pharmaceuticals, Inc	1,496
3,876,783		Monsanto Co	432,261
629	*	Morphosys AG.	39
1,066,217	*	Mosaic Co	109,394
4,233,130	e	Mylan Laboratories, Inc	49,104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
409,524	e*	Nabi Biopharmaceuticals	$1,646
728,186		Nalco Holding Co	15,401
4,126,821		Nan Ya Plastics Corp	10,256
1,800	e*	Nanosphere, Inc	16
126,180	e*	Nastech Pharmaceutical Co, Inc	297
11,877	*	Natraceutical S.A.	15
110,081		Natura Cosmeticos S.A.	1,123
60,000		Natural Beauty Bio-Technology Ltd	15
447,650	*	NBTY, Inc	13,407
2,874		Neochimiki LV Lavrentiadis S.A.	78
230,199	e*	Neurocrine Biosciences, Inc	1,243
1,488	*	NeuroSearch AS	86
107,122	e	NewMarket Corp	8,082
1,100		Nichi-iko Pharmaceutical Co Ltd	32
5,167	e*	NicOx S.A.	74
4,000		Nihon Nohyaku Co Ltd	37
3,000		Nihon Parkerizing Co Ltd	40
485,550	e	Nippon Chemiphar Co Ltd	2,781
23,429		Nippon Kayaku Co Ltd	142
11,000		Nippon Paint Co Ltd	40
8,000		Nippon Shinyaku Co Ltd	83
20,446		Nippon Shokubai Co Ltd	136
27,000		Nippon Soda Co Ltd	87
3,000		Nippon Synthetic Chemical Industry Co Ltd	22
14,000		Nippon Valqua Industries Ltd	41
21,429	e	Nissan Chemical Industries Ltd	226
47,100	e	NL Industries, Inc	514
27,000		NOF Corp	111
285,616	e	Nova Chemicals Corp	6,876
23,141	e*	Novacea, Inc	62
5,990,606		Novartis AG.	307,040
110,000	e	Novartis AG. (ADR)	5,635
134,938	e*	Noven Pharmaceuticals, Inc	1,212
959,760		Novo Nordisk AS (Class B)	65,631
13,692	e	Novozymes AS (B Shares)	1,281
217,383		Nufarm Ltd	3,403
12,227		Nuplex Industries Ltd	59
7,796	*	Obagi Medical Products, Inc	68
447,332		Olin Corp	8,839
176,756	*	OM Group, Inc	9,640
3,711		Omega Pharma S.A.	172
2,300	*	Omnova Solutions, Inc	9
72,567	e*	Omrix Biopharmaceuticals, Inc	1,016
33,800	e	Ono Pharmaceutical Co Ltd	1,634
302,237	e*	Onyx Pharmaceuticals, Inc	8,774
7,541		OPG Groep NV	213
245,834	e*	OraSure Technologies, Inc	1,797
39,030	e*	Orexigen Therapeutics, Inc	402
306,820		Oriental Union Chemical Corp	343
12,838		Oriola-KD Oyj (B Shares)	60
22,978		Orion Oyj (Class B)	498
369,096	e*	OSI Pharmaceuticals, Inc	13,801
71,117	e*	Osiris Therapeutics, Inc	895
50,982	*	Oxford Biomedica plc	23
162,303	e*	Pacific Ethanol, Inc	714
179,671	e*	Pain Therapeutics, Inc	1,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
248,411	e*	Par Pharmaceutical Cos, Inc	$4,320
306,576	e*	Parexel International Corp	8,002
8,254	*	Patheon, Inc	24
484,935	*	PDL BioPharma, Inc	5,135
122,456	e*	Penwest Pharmaceuticals Co	318
477,445		Perrigo Co	18,014
54,580	*	Petkim Petrokimya Holding	266
123,634	e*	PetMed Express, Inc	1,371
40,316,626		Pfizer, Inc	843,827
12,911	*	Pharmaxis Ltd	25
159,005	e*	PharMerica Corp	2,635
545,861	*	PolyOne Corp	3,477
118,654	e*	Poniard Pharmaceuticals, Inc	398
145,637	e*	Pozen, Inc	1,509
872,813	*	PPG Industries, Inc	52,814
2,481,950		Praxair, Inc	209,055
203,584	e*	Prestige Brands Holdings, Inc	1,665
17,783,483	*	Procter & Gamble Co	1,246,089
125,051	e*	Progenics Pharmaceuticals, Inc	817
7,638	*	Protalix BioTherapeutics, Inc	20
22,452	*	Protherics plc	24
408,700	v	PTT Chemical PCL	1,363
30,800		PZ Cussons plc	113
7,475	*	QLT, Inc	27
244,914	*	Quidel Corp	3,933
416,105		Ranbaxy Laboratories Ltd	4,547
6,000		Rasa Industries Ltd	11
2,689,132		Reckitt Benckiser Group plc	148,955
18,857		Recordati S.p.A.	141
1,213,703	e,v*	Revlon, Inc (Class A)	1,177
5,242	e	Rhodia S.A.	122
11,774		Richter Gedeon Nyrt	2,425
1,502,037	e	Roche Holding AG.	282,681
199,231	*	Rockwood Holdings, Inc	6,529
738,499		Rohm & Haas Co	39,938
4,000		Rohto Pharmaceutical Co Ltd	50
621,757		RPM International, Inc	13,020
2,088	e*	RXi Pharmaceuticals Corp	20
9,000		Sakai Chemical Industry Co Ltd	32
253,626	e*	Salix Pharmaceuticals Ltd	1,593
1,334,442	e	Sanofi-Aventis	100,113
356,046	e*	Santarus, Inc	915
47,118	e	Santen Pharmaceutical Co Ltd	1,099
3,000		Sanyo Chemical Industries Ltd	15
3,566		Sarantis S.A.	67
1,300	e	Sawai Pharmaceutical Co Ltd	63
8,201,285		Schering-Plough Corp	118,181
190,783	e*	Sciele Pharma, Inc	3,720
196,017		Scotts Miracle-Gro Co (Class A)	6,355
2,900		Seikagaku Corp	33
267,872		Sensient Technologies Corp	7,900
840,531	*	Sepracor, Inc	16,407
763,573	e	Sherwin-Williams Co	38,973
605,747	e	Shin-Etsu Chemical Co Ltd	31,296
1,900		Shin-Etsu Polymer Co Ltd	11
198,622	e	Shionogi & Co Ltd	3,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
224,111		Shire plc	$4,330
328,800	e	Shiseido Co Ltd	8,692
1,080,951	e	Showa Denko KK	3,644
733,053		Sigma-Aldrich Corp	43,727
9,158,000	e	Sinochem Hong Kong Holding Ltd	8,449
1,852,000		Sinopec Shanghai Petrochemical Co Ltd	638
656,000		Sinopec Yizheng Chemical Fibre Co Ltd	137
106,281	*	Skyepharma plc	29
5,903	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	19
95,359		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,225
1,515		SOL S.p.A.	11
29,499		Solvay S.A.	3,764
39,773	e*	Somaxon Pharmaceuticals, Inc	189
23,906	*	Sorin S.p.A.	39
9	*	Sosei Co Ltd	8
160	*	Speedel Holding AG.	15
1,888,508		SSL International plc	16,997
2,000		SSP Co Ltd	9
3,946		Stada Arzneimittel AG.	287
355		Stallergenes	26
400		Stella Chemifa Corp	9
28,752		Stepan Co	1,099
6,300	*	Sucampo Pharmaceuticals, Inc	50
3,416,120	e	Sumitomo Chemical Co Ltd	21,865
2,000		Sumitomo Seika Chemicals Co Ltd	9
52,141	*	Sun Pharmaceuticals Industries Ltd	1,598
287,410	e*	SuperGen, Inc	721
85,847	e*	SurModics, Inc	3,595
370,229	e	Symbion Health Ltd	1,377
269,760		Syngenta AG.	79,046
35,053	e*	Synta Pharmaceuticals Corp	284
171,655	e	Taisho Pharmaceutical Co Ltd	3,405
517,000		Taiwan Fertilizer Co Ltd	2,255
900		Taiyo Ink Manufacturing Co Ltd	22
40,127	e	Taiyo Nippon Sanso Corp	321
1,548,556	e	Takeda Pharmaceutical Co Ltd	77,521
516,327	e	Tanabe Seiyaku Co Ltd	6,014
106,000	e	Tenma Corp	1,398
179,216	e*	Tercica, Inc	1,027
3,598		Tessenderlo Chemie NV	164
645,240		Teva Pharmaceutical Industries Ltd	29,854
2,059,300		Teva Pharmaceutical Industries Ltd (ADR)	95,119
2,953	*	Theratechnologies, Inc	20
734,671	e*	Theravance, Inc	7,736
26,000		Toagosei Co Ltd	107
254,000	e	Tokai Carbon Co Ltd	2,569
28,527	e	Tokuyama Corp	207
1,900	e	Tokyo Ohka Kogyo Co Ltd	42
361,663	e	Toray Industries, Inc	2,347
600		Torii Pharmaceutical Co Ltd	8
1,330,161	e	Tosoh Corp	4,577
900		Towa Pharmaceutical Co Ltd	38
18,000		Toyo Ink Manufacturing Co Ltd	62
2,415	*	Transgene S.A.	45
247,705	e	Tronox, Inc (Class B)	966
49,363	e*	Trubion Pharmaceuticals, Inc	466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,000		Tsumura & Co	$75
277,041		UAP Holding Corp	10,622
1,582,123		UBE Industries Ltd	5,127
37,545		UCB S.A.	1,304
57,200	e*	Ulta Salon Cosmetics & Fragrance, Inc	803
27,998		United Drug plc	168
180,000	*	United Laboratories Ltd	69
114,662	*	United Therapeutics Corp	9,941
356,646	*	Uralkali (GDR)	14,622
548,498	g,v*	Uralkali (GDR)	22,488
56,926	*	US BioEnergy Corp	336
52,787	e*	USANA Health Sciences, Inc	1,163
618,923	e*	USEC, Inc	2,290
552,289	e*	Valeant Pharmaceuticals International	7,086
394,373		Valspar Corp	7,824
155,356	e*	Vanda Pharmaceuticals, Inc	601
347,756	*	VCA Antech, Inc	9,511
16,053	*	Vectura Group plc	15
858,569	e*	Verasun Energy Corp	6,310
630,167	e*	Vertex Pharmaceuticals, Inc	15,055
11,987		Victrex plc	179
586		Virbac S.A.	54
486,349	e*	Viropharma, Inc	4,348
63,860		Wacker Chemie AG.	13,084
2,060,876		Wah Lee Industrial Corp	4,002
378,875	e*	Warner Chilcott Ltd (Class A)	6,820
841,514	*	Watson Pharmaceuticals, Inc	24,673
60,080	e	Westlake Chemical Corp	784
407,388	e*	WR Grace & Co	9,297
8,099,258		Wyeth	338,225
125,443	*	Xenoport, Inc	5,077
908,899	*	XOMA Ltd	2,354
3,754		Yuhan Corp	705
5,339		Yule Catto & Co plc	17
42,058	e	Zeltia S.A.	307
20,782		Zentiva NV	1,256
23,921	e	Zeon Corp	107
206,311	e*	Zymogenetics, Inc	2,022
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,110,871

COAL MINING - 0.31%
529,092	*	Alpha Natural Resources, Inc	22,984
635,447		Arch Coal, Inc	27,642
31,183	e	Centennial Coal Co Ltd	116
17,621,400		China Coal Energy Co	30,702
2,603,500		China Shenhua Energy Co Ltd	10,404
2,602	*	CIC Energy Corp	43
845,570		Consol Energy, Inc	58,505
311,403		Fording Canadian Coal Trust	16,304
423,499		Gloucester Coal Ltd	3,762
681,007	e*	International Coal Group, Inc	4,324
121,895		Kumba Resources Ltd	1,659
9,405		MacArthur Coal Ltd	112
339,953		Massey Energy Co	12,408
10,500		Mitsui Mining Co Ltd	30
2,310,788		Peabody Energy Corp	117,850

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14,286,194		PT Bumi Resources Tbk	$9,622
499,240		Sasol Ltd	23,920
604,937	e	Sasol Ltd (ADR)	29,273
15,009		UK Coal plc	130
1,516,000		Yanzhou Coal Mining Co Ltd	2,147
		TOTAL COAL MINING	371,937

COMMUNICATIONS - 4.47%
4,669,053	v	Advanced Info Service PCL	14,829
84,863		AFK Sistema (GDR)	2,724
238,447	e	Alaska Communications Systems Group, Inc	2,919
21,000	e*	Alvarion Ltd	152
135,629		America Movil S.A. de C.V. (ADR) (Series L)	8,638
15,493,713		America Movil S.A. de C.V. (Series L)	49,381
2,198,532	*	American Tower Corp (Class A)	86,204
2,378		Amper S.A.	44
167,159	e*	Anixter International, Inc	10,705
28,868		Antena 3 de Television S.A.	396
43,441	e*	Aruba Networks, Inc	226
35,202,356		AT&T, Inc	1,348,250
57,469		Atlantic Tele-Network, Inc	1,944
94,742	e*	Audiovox Corp (Class A)	1,012
322,178	e	Austar United Communications Ltd	390
6,382	e	Austereo Group Ltd	10
16,938	*	Avanzit S.A.	72
405,469	*	Axtel SAB de CV	876
507,200	e	BCE, Inc	17,171
3,218,443	v	BEC World PCL	2,913
619,775		Belgacom S.A.	27,446
52		Bell Aliant Regional Communications Income Fund	1
773,214		Bezeq Israeli Telecommunication Corp Ltd	1,449
205,260		Brasil Telecom Participacoes S.A.	2,747
42,314		Brasil Telecom Participacoes S.A.	1,190
142,065		Brasil Telecom S.A.	1,563
337,361	e*	Brightpoint, Inc	2,820
895,208		British Sky Broadcasting plc	9,887
13,017,445		BT Group plc	56,127
802,708		Cable & Wireless plc	2,372
869,413	*	Cablevision Systems Corp (Class A)	18,631
2,398		Canal Plus	26
5,995	*	CanWest Global Communications Corp	29
118,723		Carphone Warehouse Group plc	672
485,018	*	Carso Global Telecom SAB de CV	2,579
121,166	e*	Cbeyond Communications, Inc	2,277
27,700		Cellcom Israel Ltd	871
123,127	e*	Centennial Communications Corp	728
155,805	e*	Central European Media Enterprises Ltd (Class A)	13,279
23,099	*	Central European Media Enterprises Ltd (Class A)	1,987
701,677		CenturyTel, Inc	23,324
2,426,275	e*	Charter Communications, Inc (Class A)	2,067
1,234,000	*	China Communications Services Corp Ltd	839
5,387,247		China Mobile Hong Kong Ltd	80,158
736,000		China Netcom Group Corp Hong Kong Ltd	2,118
11,456,111		China Telecom Corp Ltd	7,183
1,460,538		China Unicom Ltd	3,074
5,455,080		Chunghwa Telecom Co Ltd	14,347

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,563,767	*	Cincinnati Bell, Inc	$6,662
978,333	e	Citadel Broadcasting Corp	1,624
96,000		Citic 1616 Holdings Ltd	27
1,335,918	e	Citizens Communications Co	14,014
2,826,133		Clear Channel Communications, Inc	82,580
104,880	e*	Clearwire Corp (Class A)	1,553
1,775		Cogeco Cable, Inc	62
17,049	*	Colt Telecom Group S.A.	56
15,402,007		Comcast Corp (Class A)	297,875
352,637		Compania de Telecomunicaciones de Chile S.A. (Class A)	750
138,450		Comstar United Telesystems (GDR)	1,447
112,014	e	Consolidated Communications Holdings, Inc	1,695
8,037		Corus Entertainment, Inc	141
197,724	e*	Cox Radio, Inc (Class A)	2,349
942,341	*	Crown Castle International Corp	32,501
98,276	e*	Crown Media Holdings, Inc (Class A)	508
218,618	*	CTC Media, Inc	6,067
259,886	e*	Cumulus Media, Inc (Class A)	1,658
3,016	e*	D+S europe AG.	41
5,000		Denki Kogyo Co Ltd	31
2,416,867	e	Deutsche Telekom AG.	40,255
77,484	e*	DG FastChannel, Inc	1,486
527,900		Digi.Com BHD	4,027
695	*	Digital Multimedia Technologies S.p.A.	23
5,420,782	*	DIRECTV Group, Inc	134,381
1,946,825	*	DISH Network Corp (Class A)	55,932
121,727	*	Dish TV India Ltd	150
34,147		Egyptian Co for Mobile Services	1,254
42,961	e	Elisa Oyj	1,073
578,366		Embarq Corp	23,192
179,348	e*	Emmis Communications Corp (Class A)	624
72,543		Empresa Nacional de Telecomunicaciones S.A.	1,288
193,661	e	Entercom Communications Corp (Class A)	1,923
444,529	*	Entravision Communications Corp (Class A)	2,961
6,000		Epson Toyocom Corp	21
3,282		Eutelsat Communications	90
191,451	e	Fairpoint Communications, Inc	1,727
6,565,424		Far EasTone Telecommunications Co Ltd	11,238
812		Fastweb	26
561,880	e*	FiberTower Corp	989
36,810	*	Fisher Communications, Inc	1,147
2,950	*	Forthnet S.A.	29
886,535	*	Foundry Networks, Inc	10,266
3,686,308	e	France Telecom S.A.	123,961
116,889	*	Freedom4 Communications plc	16
5,396		Freenet AG.	85
411		Fuji Television Network, Inc	606
16,480		GCAP Media plc	64
326,400	e*	General Communication, Inc (Class A)	2,004
127,303	*	GeoEye, Inc	3,309
30,165	e	Gestevision Telecinco S.A.	614
174,722	e*	Global Crossing Ltd	2,649
349,973		Global Payments, Inc	14,475
58,897	*	Global Village Telecom Holding S.A.	1,111
104,203	e*	Globalstar, Inc	760
128,540		Globe Telecom, Inc	4,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
280,151	e	Gray Television, Inc	$1,594
2,172,273		Grupo Televisa S.A.	10,583
131,885	e*	Harris Stratex Networks, Inc (Class A)	1,323
96,666	e	Hearst-Argyle Television, Inc	1,994
90,344		Hellenic Telecommunications Organization S.A.	2,564
25,100	e	Hikari Tsushin, Inc	740
33,924	e*	Hughes Communications, Inc	1,719
10,419	e*	Hungarian Telephone & Cable	181
4,018,369		Hutchison Telecommunications International Ltd	5,731
784,841	*	IAC/InterActiveCorp	16,293
174,109	e	Ibasis, Inc	714
56,000		I-CABLE Communications Ltd	8
569,556	e*	ICO Global Communications Holdings Ltd	1,760
304,647	e	IDT Corp (Class B)	1,179
679		Iliad S.A.	68
4,867,449		Informa plc	30,261
27,471		Inmarsat plc	242
8,128	*	InPhonic, Inc	-	^
8,690		Intracom S.A.	30
945		Invoice, Inc	17
189,048	e	Iowa Telecommunications Services, Inc	3,352
94,053		iPCS, Inc	2,196
1,598,770		ITV plc	2,008
34,000		Iwatsu Electric Co Ltd	33
289,136	*	j2 Global Communications, Inc	6,453
115,447	*	Jazztel plc	51
331	*	Jupiter Telecommunications Co	309
169,427	e	Kadokawa Holdings, Inc	4,096
69,099		Kcom Group plc	60
7,054		KDDI Corp	43,097
139,365	e*	Knology, Inc	1,805
116,691		KT Corp	5,532
57,048		KT Freetel Co Ltd	1,668
234,192	e*	Leap Wireless International, Inc	10,913
7,543,027	e*	Level 3 Communications, Inc	15,991
29,060		LG Dacom Corp	549
89,214		LG Telecom Ltd	703
1,732,938	e*	Liberty Global, Inc (Class A)	59,059
17,915	*	Liberty Global, Inc (Series C)	582
823,226	*	Liberty Media Corp - Capital (Series A)	12,958
3,068,704	*	Liberty Media Corp - Entertainment (Series A)	69,475
2,773,014	*	Liberty Media Holding Corp (Interactive A)	44,756
200,089	e*	Lin TV Corp (Class A)	1,923
120,955	e*	Lodgenet Entertainment Corp	737
18,050		LS Cable Ltd	1,631
20,395	e	M6-Metropole Television	454
355,106		Magyar Telekom	1,740
121,585		Mahanagar Telephone Nigam	293
888,432	e	Manitoba Telecom Services, Inc	33,894
135,803		Maroc Telecom	3,696
255,645	e*	Mastec, Inc	2,099
500,800		Media Prima BHD	354
328,464	e*	Mediacom Communications Corp (Class A)	1,422
116,000	*	MediaRing Ltd	11
243,678		Mediaset S.p.A.	2,254
237,140	e*	MetroPCS Communications, Inc	4,031

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
166,311		Mobile TeleSystems (ADR)	$12,615
46,000		MobileOne Ltd	71
10,215		Mobistar S.A.	926
14,233	e	Modern Times Group AB (B Shares)	992
1,296,154		MTN Group Ltd	19,658
312,254		Naspers Ltd (N Shares)	5,429
145,834	*	NET Servicos de Comunicacao S.A.	1,558
347,987	e*	NeuStar, Inc (Class A)	9,215
9,800	e*	Neutral Tandem, Inc	176
92,002	e*	Nexstar Broadcasting Group, Inc (Class A)	543
151,712	e*	Nextwave Wireless, Inc	766
808,618	*	NII Holdings, Inc	25,698
9,050		Nippon Telegraph & Telephone Corp	39,040
219,793	e*	Novatel Wireless, Inc	2,128
1,044		NRJ Group	9
215,135		NTELOS Holdings Corp	5,206
20,631	e	NTT DoCoMo, Inc	31,253
13		Okinawa Cellular Telephone Co	25
395,345		Orascom Telecom Holding SAE	5,460
140,448	e*	Orbcomm, Inc	697
440,859	e*	PAETEC Holding Corp	2,936
273,500		Pakistan Telecommunication Co Ltd	198
79,246		Partner Communications	1,754
19,140,300	*	Paxys, Inc	1,558
760	e*	Pegasus Wireless Corp	-	^
52,577		Philippine Long Distance Telephone Co	3,543
43,993		Philippine Long Distance Telephone Co (ADR)	2,924
104,000		Phoenix Satellite Television Holdings Ltd	15
1,290,149	e	Portugal Telecom SGPS S.A.	14,991
12,844	e	Preformed Line Products Co	625
248,861		ProSiebenSat.1 Media AG.	5,383
1,879,000		PT Indosat Tbk	1,449
69,139	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	820
8,283,325		PT Telekomunikasi Indonesia Tbk	8,684
7,526	*	QSC AG.	20
8,038,235	e	Qwest Communications International, Inc	36,413
522,432	e*	Radio One, Inc (Class D)	794
184,332	e	RCN Corp	2,061
4,774		Reverse Corp Ltd	12
798,691	e	Rogers Communications, Inc (Class B)	28,728
50,100	e	Rostelecom (ADR)	3,607
374		Roularta Media Group NV	24
5,875,714		Royal KPN NV	99,256
82,697	e*	Rural Cellular Corp (Class A)	3,658
72,267		Salem Communications Corp (Class A)	290
146,950	e*	SAVVIS, Inc	2,391
517,592	e*	SBA Communications Corp (Class A)	15,440
1,283,263	e	Seat Pagine Gialle S.p.A.	222
125,833		SES Global S.A.	2,656
691	*	Seven Network Ltd	58
11,022	e	Seven Network Ltd	96
832,567		Shaw Communications, Inc (B Shares)	15,233
127,540	e	Shenandoah Telecom Co	1,893
12,500,000	v*	Shin Satellite PCL	4,089
6,300	m,v	Sibirtelecom (ADR)	482
274,528	e	Sinclair Broadcast Group, Inc (Class A)	2,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,747,328		Singapore Telecommunications Ltd	$27,689
31,510		SK Telecom Co Ltd	5,934
30,000		SK Telecom Co Ltd (ADR)	648
93,078	e	Sky Network Television Ltd	351
331	e	Sky Perfect Jsat Corp	133
75,500		SmarTone Telecommunications Holding Ltd	80
37,444		Societe Television Francaise 1	823
14,406	*	Sogecable S.A.	632
909,501	*	SONAECOM - SGPS S.A.	3,094
241,330	e*	Spanish Broadcasting System, Inc (Class A)	427
369		Spir Communication	35
22,214,296		Sprint Nextel Corp	148,614
91,445	e	SureWest Communications	1,414
46,863		Swisscom AG.	16,056
57,256	e*	Switch & Data Facilities Co, Inc	585
175,315	*	Syniverse Holdings, Inc	2,921
6,696,791		Taiwan Mobile Co Ltd	12,896
228,078		Tele Norte Leste Participacoes S.A.	6,057
60,362		Tele Norte Leste Participacoes S.A.	2,084
92,723		Tele2 AB (B Shares)	1,752
65,500	*	Telecom Argentina S.A. (ADR)	1,387
6,605,136	e	Telecom Corp of New Zealand Ltd	19,422
258,686		Telecom Egypt	963
114,929		Telecom Italia Media S.p.A.	25
3,494,483		Telecom Italia S.p.A.	7,310
1,871,923	e	Telecom Italia S.p.A.	3,100
90,088		Telefonica O2 Czech Republic A.S.	2,885
5,854,697		Telefonica S.A.	168,224
5,661,719		Telefonos de Mexico S.A. de C.V. (Series L)	10,677
535		Telegate A.G.	8
3,091,410		Telekom Austria AG.	63,887
1,606,800		Telekom Malaysia BHD	5,325
596,052		Telekomunikacja Polska S.A.	5,920
37,100		Telemar Norte Leste S.A.	1,924
176,137		Telenet Group Holding NV	3,899
879,815	e	Telenor ASA	16,845
720,187		Telephone & Data Systems, Inc	28,282
406,205	*	Telesp Celular Participacoes S.A.	2,368
257,700		Television Broadcasts Ltd	1,381
4,854,744	e	TeliaSonera AB	38,973
249,245		Telkom S.A. Ltd	4,032
219,649	e	Telstra Corp Ltd	564
5,439,378	e	Telstra Corp Ltd	21,873
66,575		TELUS Corp	2,899
358,286		TELUS Corp	15,097
101,993	e	Ten Network Holdings Ltd	200
199,718	e*	Terremark Worldwide, Inc	1,094
375		Thrane & Thrane AS	21
23,349	*	THUS Group plc	55
493,215		Tim Participacoes S.A.	1,596
2,237,615	*	Time Warner Cable, Inc (Class A)	55,896
37,531	*	Tiscali S.p.A.	118
507,671	e*	TiVo, Inc	4,447
29,500		Tokyo Broadcasting System, Inc	704
62,033,515	v*	True Corp PCL	10,048
503,420		Turkcell Iletisim Hizmet AS	4,188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35		TV Asahi Corp	$49
119,087		TVN S.A.	1,226
54,400	m,v	Uralsvyazinform (ADR)	569
95,821	*	US Cellular Corp	5,270
147,766		USA Mobility, Inc	1,055
3,150		Usen Corp	19
2,475		UTV Media plc	12
17,731,587		Verizon Communications, Inc	646,316
3,962	*	VERSATEL AG.	126
41,136		Videsh Sanchar Nigam Ltd	526
387,050		Vimpel-Communications (ADR)	11,569
139,200	e*	Virgin Mobile USA, Inc	283
2,228,060		Vivendi Universal S.A.	87,059
69,057,282		Vodafone Group plc	206,815
658,140		Vodafone Group plc (ADR)	19,422
35,350	v	VolgaTelecom (ADR)	343
443,430	e*	Vonage Holdings Corp	820
1,607	e*	Wavecom S.A.	19
4,572	*	Wi-Lan, Inc	9
2,752,669		Windstream Corp	32,894
13	*	Xanadoo Co	6
1,342,279	*	XM Satellite Radio Holdings, Inc (Class A)	15,597
479,759		ZEE Telefilms Ltd	2,942
		TOTAL COMMUNICATIONS	5,342,883

DEPOSITORY INSTITUTIONS - 8.73%
97,179		1st Source Corp	2,046
737,400	e	77 Bank Ltd	4,128
72,506	e	Abington Bancorp, Inc	748
135,402		ABSA Group Ltd	1,695
680,589		African Bank Investments Ltd	2,236
11,374		Agricultural Bank of Greece	52
800		Aichi Bank Ltd	58
720,826		Akbank TAS	3,025
19,000		Akita Bank Ltd	87
41,908		Alliance & Leicester plc	431
535,100		Alliance Financial Group BHD	448
390,920		Allied Irish Banks plc	8,332
845,601		Alpha Bank S.A.	28,035
2,100	e	Amagerbanken AS	88
137,864	e	Amcore Financial, Inc	2,806
97,032	e	AmericanWest Bancorp	846
67,377	e	Ameris Bancorp	1,082
20,124,840		AMMB Holdings BHD	21,644
107,853	e	Anchor Bancorp Wisconsin, Inc	2,046
1,618,523		Anglo Irish Bank Corp plc	21,720
449,000	e	Aozora Bank Ltd	1,333
25,020		Arab Bank plc	937
486,156	e	Associated Banc-Corp	12,946
533,770		Astoria Financial Corp	14,497
73,885	*	Asya Katilim Bankasi AS	462
2,192		Attijariwafa Bank	1,024
1,753,269		Australia & New Zealand Banking Group Ltd	36,132
10,000		Awa Bank Ltd	57
197,830		Banca Carige S.p.A.	778
2,025	e	Banca Generali SpA	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,796		Banca Intermobiliare S.p.A.	$39
10,371,057		Banca Intesa S.p.A.	73,107
292,994		Banca Intesa S.p.A.	1,929
357,856	e	Banca Monte dei Paschi di Siena S.p.A.	1,585
5,379	e	Banca Popolare dell'Etruria e del Lazio	63
1,488		Banca Popolare di Intra Scrl	24
174,894	e	Banca Popolare di Milano	1,920
5,728		Banca Profilo S.p.A.	13
50,821	e	Bancfirst Corp	2,327
184,187		Banche Popolari Unite Scpa	4,719
6,277,727	e	Banco Bilbao Vizcaya Argentaria S.A.	138,258
574,323	e	Banco BPI S.A.	3,037
829,587		Banco Bradesco S.A.	23,072
9,780	v*	Banco Bradesco S.A.	265
571,299	e	Banco Comercial Portugues S.A.	1,858
25,151		Banco de Credito e Inversiones	912
3,221,700		Banco de Oro Universal Bank	4,011
128,779		Banco de Sabadell S.A.	1,413
7,028		Banco di Desio e della Brianza S.p.A.	71
144,700		Banco do Brasil S.A.	1,906
150,123		Banco do Estado do Rio Grande do Sul	787
69,310	e	Banco Espirito Santo S.A.	1,205
816,154		Banco Itau Holding Financeira S.A.	18,610
163,062		Banco Latinoamericano de Exportaciones S.A.	2,511
27,600	e	Banco Macro S.A. (ADR)	700
12,632		Banco Nossa Caixa S.A.	153
7,724	e	Banco Pastor S.A.	119
198,082		Banco Popolare Scarl	3,280
256,230	e	Banco Popular Espanol S.A.	4,652
19,424,283		Banco Santander Central Hispano S.A.	387,006
43,573,195		Banco Santander Chile S.A.	2,193
26,600		BanColombia S.A.	232
227,491	e	BanColombia S.A. (ADR)	8,067
61,030	e*	Bancorp, Inc	737
316,654		Bancorpsouth, Inc	7,334
90,500		Bangkok Bank PCL	388
911,658		Bangkok Bank PCL	4,025
16,028		Banif SGPS S.A.	71
601		Bank Coop AG.	49
674,942		Bank Hapoalim Ltd	2,606
711,092		Bank Leumi Le-Israel	3,048
225,406		Bank Millennium S.A.	840
347,471		Bank Mutual Corp	3,732
25,781,537		Bank of America Corp	977,378
1,679,400		Bank of Ayudhya PCL	1,232
4,675,358		Bank of Ayudhya PCL	3,475
18,781,000		Bank of China Ltd	8,012
5,238,022		Bank of Communications Co Ltd	6,118
2,757,032		Bank of East Asia Ltd	13,798
197,141		Bank of Hawaii Corp	9,770
1,500	e	Bank of Ikeda Ltd	40
945,439		Bank of Ireland	14,060
800		Bank of Iwate Ltd	52
12,789		Bank of Jordan	48
855,000		Bank of Kyoto Ltd	10,396
822,722	e	Bank of Montreal	36,830

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,000		Bank of Nagoya Ltd	$116
8,597,870		Bank of New York Mellon Corp	358,789
1,759,538	e	Bank of Nova Scotia	79,796
140,400		Bank of Okinawa Ltd	5,113
14,709	e	Bank of Queensland Ltd	221
7,000		Bank of Saga Ltd	23
64,843	e	Bank of the Ozarks, Inc	1,550
850,400		Bank of the Philippine Islands	1,079
237,900	e*	Bank of the Ryukyus Ltd	2,119
1,805,300	e	Bank of Yokohama Ltd	12,261
6,495		Bank Przemyslowo-Handlowy Bph	263
4,552,500		Bank Rakyat Indonesia	3,116
33		Bank Sarasin & Compagnie AG.	144
17,132		Bank Zachodni WBK S.A.	1,421
291,371	e	BankAtlantic Bancorp, Inc (Class A)	1,139
156,078	e	BankFinancial Corp	2,483
35,998	e	Bankinter S.A.	571
146,184	e	BankUnited Financial Corp (Class A)	732
63,926	e	Banner Corp	1,473
301		Banque Cantonale Vaudoise	130
2,899		Banque Marocaine du Commerce Exterieur	1,267
15,693,668		Barclays plc	141,093
573		Basler Kantonalbank	67
2,595,678		BB&T Corp	83,217
20,000		BBVA Banco Frances S.A. (ADR)	142
282,021	e	Bendigo Bank Ltd	3,067
101,290	e*	Beneficial Mutual Bancorp, Inc	1,002
46,945	e	Berkshire Hills Bancorp, Inc	1,183
10,602		BinckBank NV	138
2,322,703		BNP Paribas	234,282
6,229,767		BOC Hong Kong Holdings Ltd	15,001
88,982		BOK Financial Corp	4,648
214,056	e	Boston Private Financial Holdings, Inc	2,267
6,559	*	BRE Bank S.A.	1,066
366,268	e	Brookline Bancorp, Inc	4,205
3,319,869		Bumiputra-Commerce Holdings BHD	10,328
11,104		Cairo Amman Bank	46
623,801	e	Canadian Imperial Bank of Commerce/Canada	40,171
5,725	e	Canadian Western Bank	144
14,744	*	Capital Bank of Jordan	47
73,849	e	Capital City Bank Group, Inc	2,142
57,971	e	Capital Corp of the West	465
89,948	e	Capitol Bancorp Ltd	1,902
86,568	e	Capitol Federal Financial	3,245
150,593	e	Cascade Bancorp	1,440
35,037	e	Cass Information Systems, Inc	1,106
5,466,920		Cathay Financial Holding Co Ltd	13,946
292,202	e	Cathay General Bancorp	6,057
379,435	e*	Centennial Bank Holdings, Inc	2,383
73,188	e	Center Financial Corp	663
177,043	e	Central Pacific Financial Corp	3,337
815,603	*	Centurion Bank of Punjab Ltd	879
2,739,000		Chang Hwa Commercial Bank	2,069
157,308	e	Chemical Financial Corp	3,750
2,601,255	e	Chiba Bank Ltd	17,667
3,600	*	Chiba Kogyo Bank Ltd	49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,173,000		China Citic Bank	$2,204
23,441,545		China Construction Bank	17,500
6,652,463		China Development Financial Holding Corp	3,066
1,213,123		China Merchants Bank Co Ltd	4,201
5,724,305	*	Chinatrust Financial Holding Co	5,530
19,000		Chong Hing Bank Ltd	45
9,000		Chugoku Bank Ltd	129
6,000		Chukyo Bank Ltd	17
1,662,885		CITIC International Financial Holdings Ltd	850
29,012,261		Citigroup, Inc	621,443
438,679	e	Citizens Banking Corp	5,453
74,387	e	City Bank	1,657
101,353		City Holding Co	4,044
154,724	e	City National Corp	7,653
71,196	e	Clifton Savings Bancorp, Inc	718
79,912	e	CoBiz, Inc	1,040
652,700	e	Colonial Bancgroup, Inc	6,286
93,375	e	Columbia Banking System, Inc	2,090
1,745		Comdirect Bank AG.	22
1,354,702		Comerica, Inc	47,523
328,500		Commerce Bancshares, Inc	13,807
145,490		Commercial International Bank	2,402
238,700		Commerzbank AG.	7,462
928,609	e	Commonwealth Bank of Australia	35,482
67,622	e*	Community Bancorp	917
199,207	e	Community Bank System, Inc	4,893
92,095	e	Community Trust Bancorp, Inc	2,698
34,111,755		CorpBanca S.A.	234
218,799	e	Corus Bankshares, Inc	2,129
54,085		Credicorp Ltd	3,868
56,701	*	Credit Agricole Egypt SAE	249
307,976		Credit Agricole S.A.	9,530
3,618		Credito Artigiano S.p.A.	16
4,267		Credito Emiliano S.p.A.	57
229,379		Cullen/Frost Bankers, Inc	12,166
376,206	e	CVB Financial Corp	3,916
94,520		Daegu Bank	1,269
15,200		Dah Sing Banking Group Ltd	26
7,200		Dah Sing Financial Holdings Ltd	47
15,000		Daishi Bank Ltd	58
13,000		Daito Bank Ltd	12
141,972		Danske Bank AS	5,237
4,165		Datacash Group plc	21
1,447,504		DBS Group Holdings Ltd	18,929
798,794	e	Deutsche Bank AG.	90,421
1,102,649	e	Dexia	31,422
161,101	e	Dime Community Bancshares	2,816
1,248,746	e	DNB NOR Holding ASA	18,956
100,655	e*	Dollar Financial Corp	2,315
126,950	e	Downey Financial Corp	2,333
2,025,700	*	E.Sun Financial Holding Co Ltd	1,237
469,503	e	East West Bancorp, Inc	8,334
93,209		EFG Eurobank Ergasias S.A.	2,831
34,985		EFG International	1,198
7,000		Ehime Bank Ltd	27
8,000	e	Eighteenth Bank Ltd	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,994	*	Emporiki Bank S.A.	$121
43,955	e	Enterprise Financial Services Corp	1,099
2,977,600		EON Capital BHD	4,264
79,039		Erste Bank der Oesterreichischen Sparkassen AG.	5,122
248,563	e*	Euronet Worldwide, Inc	4,787
127,000		Faysal Bank Ltd	106
2,263,698		Fifth Third Bancorp	47,357
600		Fionia Bank AS	17
67,239	e	First Bancorp	1,340
483,570	e	First Bancorp	4,913
99,103	e	First Busey Corp	2,093
186,675	e	First Charter Corp	4,986
32,065		First Citizens Bancshares, Inc (Class A)	4,468
422,320	e	First Commonwealth Financial Corp	4,895
137,790		First Community Bancorp, Inc	3,700
57,292	e	First Community Bancshares, Inc	2,087
196,782	e	First Financial Bancorp	2,647
119,513	e	First Financial Bankshares, Inc	4,898
81,964	e	First Financial Corp	2,523
78,455	e	First Financial Holdings, Inc	1,841
484,655	e	First Horizon National Corp	6,790
128,960	e	First Merchants Corp	3,681
275,869	e	First Midwest Bancorp, Inc	7,661
609,740	e	First Niagara Financial Group, Inc	8,286
97,853	e	First Place Financial Corp	1,272
52,812	e*	First Regional Bancorp	866
44,134	e	First South Bancorp, Inc	993
115,927	e	First State Bancorporation	1,552
86,379	e*	FirstFed Financial Corp	2,345
466,137	e	FirstMerit Corp	9,630
2,401,359		FirstRand Ltd	4,738
248,035	e	Flagstar Bancorp, Inc	1,791
121,271	e	Flushing Financial Corp	2,132
331,936	e	FNB Corp	5,182
3,750		Forstaedernes Bank AS	100
3,578,247		Fortis	90,160
147,405	e*	Franklin Bank Corp	447
335,058	e,v*	Fremont General Corp	168
225,245	e	Frontier Financial Corp	3,982
54,000		Fubon Bank Hong Kong Ltd	40
3,349,818		Fubon Financial Holding Co Ltd	3,804
10,846,587		Fuhwa Financial Holdings Co Ltd	10,176
11,000		Fukui Bank Ltd	35
1,007,000	e	Fukuoka Financial Group, Inc	5,243
22,000		Fukushima Bank Ltd	21
871,940	e	Fulton Financial Corp	10,716
4,549	*	Geniki Bank	29
317,028	e	Glacier Bancorp, Inc	6,077
63,514	e	Great Southern Bancorp, Inc	991
3,854		Greek Postal Savings Bank	71
44,959	e	Greene County Bancshares, Inc	795
1,010,103		Grupo Financiero Banorte S.A. de C.V.	4,379
28,000	e*	Grupo Financiero Galicia S.A. (ADR)	185
750,060	e	Gunma Bank Ltd	5,365
549,500		Hachijuni Bank Ltd	3,490
151,406	e	Hancock Holding Co	6,362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,024,645		Hang Seng Bank Ltd	$18,551
245,918	e	Hanmi Financial Corp	1,817
176,486	e	Harleysville National Corp	2,545
204,088		HDFC Bank Ltd	6,772
70,842	e	Heartland Financial USA, Inc	1,499
60,384	e	Heritage Commerce Corp	1,107
9,000		Higashi-Nippon Bank Ltd	31
9,000		Higo Bank Ltd	52
326,300	e	Hiroshima Bank Ltd	1,575
14,000		Hokkoku Bank Ltd	63
19,000		Hokuetsu Bank Ltd	44
2,143,300		Hokuhoku Financial Group, Inc	6,451
62,257	e	Home Bancshares, Inc	1,299
1,585		Home Capital Group, Inc	55
617,200		Hong Leong Bank BHD	1,119
154,100		Hong Leong Credit BHD	214
71,507	e	Horizon Financial Corp	988
1,150		HQ AB	30
15,546,331		HSBC Holdings plc	256,089
3,068,000		Hua Nan Financial Holdings Co Ltd	2,828
5,583,621		Hudson City Bancorp, Inc	98,718
1,582,288		Huntington Bancshares, Inc	17,010
11,000	e	Hyakugo Bank Ltd	65
11,000		Hyakujushi Bank Ltd	58
60,709	e	IBERIABANK Corp	2,686
212,870		ICICI Bank Ltd (ADR)	8,130
2,200		IKB Deutsche Industriebank AG.	14
38,910		Imperial Capital Bancorp, Inc	841
102,042	e	Independent Bank Corp	3,015
140,991	e	Independent Bank Corp	1,463
34,777,000		Industrial & Commercial Bank of China	24,219
68,670		Industrial Bank Of Korea	1,012
274,201	e	IndyMac Bancorp, Inc	1,360
2,705,200		ING Groep NV	101,304
120,123	e	Integra Bank Corp	1,946
320,697		International Bancshares Corp	7,241
135,025		Investec Ltd	956
1,186,987		Investec plc	7,974
302,316	*	Investors Bancorp, Inc	4,641
136,797	e	Irwin Financial Corp	726
312,093	*	Israel Discount Bank Ltd	757
14,000	e	Iyo Bank Ltd	149
31,276		Jordan Ahli Bank	116
14,611		Jordan Islamic Bank	139
1,069,500		Joyo Bank Ltd	5,408
21,255,415		JPMorgan Chase & Co	912,920
451,734		Julius Baer Holding AG.	33,297
15,000		Juroku Bank Ltd	86
17,643	*	Jyske Bank	1,184
6,000		Kagawa Bank Ltd	37
7,000		Kagoshima Bank Ltd	52
9,000		Kansai Urban Banking Corp	23
14,000		Kanto Tsukuba Bank Ltd	76
1,627		KAS Bank NV	70
108,200		Kasikornbank PCL	309
2,293,868		Kasikornbank PCL	6,703

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
577,700		Kasikornbank PCL	$1,651
122,273	e	Kearny Financial Corp	1,339
20,000		Keiyo Bank Ltd	127
1,533,697		Keycorp	33,665
5,830	e	K-Fed Bancorp	67
121,000		Kiyo Holdings, Inc	192
89,577		Komercni Banka A.S.	21,408
488,669		Kookmin Bank	27,336
208,882		Korea Exchange Bank	2,784
2,021,300	v	Krung Thai Bank PCL	648
112,921	e	Lakeland Bancorp, Inc	1,460
68,381	e	Lakeland Financial Corp	1,549
1,567		Liechtenstein Landesbank	125
3,064,972		Lloyds TSB Group plc	27,434
1,452,475	e	M&T Bank Corp	116,895
103,721	e	Macatawa Bank Corp	1,080
113,209	e	MainSource Financial Group, Inc	1,755
2,133,400		Malayan Banking BHD	5,636
1,023,206		Marshall & Ilsley Corp	23,738
181,004	e	MB Financial, Inc	5,571
180,205		MCB Bank Ltd	1,194
760,975	e	Mediobanca S.p.A.	15,606
374,382	*	Metavante Technologies, Inc	7,484
2,291,700		Metropolitan Bank & Trust	2,195
6,000		Michinoku Bank Ltd	18
88,673	e	Midwest Banc Holdings, Inc	1,133
12,000		Mie Bank Ltd	63
24,000		Minato Bank Ltd	50
13,653,043		Mitsubishi UFJ Financial Group, Inc	117,793
2,180,800	e	Mitsui Trust Holdings, Inc	13,192
12,000		Miyazaki Bank Ltd	50
71,900		Mizrahi Tefahot Bank Ltd	563
16,693	e	Mizuho Financial Group, Inc	61,125
5,542,000	e	Mizuho Trust & Banking Co Ltd	7,951
3,100		Musashino Bank Ltd	127
127,714	e	Nara Bancorp, Inc	1,659
19,311	e	NASB Financial, Inc	506
1,073,887	e	National Australia Bank Ltd	29,590
210,758	e	National Bank Of Canada	9,823
334,617		National Bank of Greece S.A.	17,655
139,441		National Bank Of Pakistan	518
2,798,103	e	National City Corp	27,841
452,550	e	National Penn Bancshares, Inc	8,232
79,339	e	Natixis	1,276
203,466	e	NBT Bancorp, Inc	4,517
161,596		Nedbank Group Ltd	2,327
250,925	e*	Net 1 UEPS Technologies, Inc	5,658
1,222,548	e	New York Community Bancorp, Inc	22,275
613,886	e	NewAlliance Bancshares, Inc	7,526
1,054,936	e	Nishi-Nippon City Bank Ltd	2,773
89,510		Nordea Bank AB	1,440
2,502,107	e	Nordea Bank AB	40,552
22,377	m,v*	Northern Rock plc	40
1,420,234		Northern Trust Corp	94,403
97,400	*	Northfield Bancorp, Inc	998
121,688	e	Northwest Bancorp, Inc	3,326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,000		Ogaki Kyoritsu Bank Ltd	$70
6,000		Oita Bank Ltd	43
29,297	e	OKO Bank (Class A)	552
355,366	e	Old National Bancorp	6,397
68,794	e	Old Second Bancorp, Inc	1,827
75,197	e	Omega Financial Corp	2,346
142,221		Oriental Financial Group, Inc	2,803
62,530	e*	Oritani Financial Corp	949
752,184		OTP Bank Rt	30,756
2,902,849		Oversea-Chinese Banking Corp	17,082
270,258	e	Pacific Capital Bancorp	5,811
71,616	e	Park National Corp	5,074
2,900		PayPoint plc	33
79,580		Peoples Bancorp, Inc	1,919
1,532,921		People's United Financial, Inc	26,535
149,424	e	PFF Bancorp, Inc	1,243
8,064		Piccolo Credito Valtellinese Scarl	105
89,941	e*	Pinnacle Financial Partners, Inc	2,302
96,518		Piraeus Bank S.A.	2,968
1,588,379		PNC Financial Services Group, Inc	104,150
1,156,296		Popular, Inc	13,482
402,423		Powszechna Kasa Oszczednosci Bank Polski S.A.	8,139
51,545	e	Preferred Bank	860
225	e	Premierwest Bancorp	2
97,157	e	PrivateBancorp, Inc	3,058
200,739	e	Prosperity Bancshares, Inc	5,753
186,205	e	Provident Bankshares Corp	2,000
361,238	e	Provident Financial Services, Inc	5,108
265,957	e	Provident New York Bancorp	3,590
9,204,500		PT Bank Central Asia Tbk	3,250
1,306,000		PT Bank Danamon Indonesia Tbk	979
100		PT Bank Internasional Indonesia Tbk	-	^
13,774,500		PT Bank Mandiri Persero Tbk	4,714
33,200,000		PT Bank Pan Indonesia Tbk	2,308
842,400		Public Bank BHD	2,871
97,550		Pusan Bank	1,221
42,571	e	QC Holdings, Inc	385
158,410	e	Raiffeisen International Bank Holding AG.	21,595
3,949,031		Regions Financial Corp	77,993
106,972	e	Renasant Corp	2,407
80,894	e	Republic Bancorp, Inc (Class A)	1,527
4,377	e	Resona Holdings, Inc	7,289
474,100		RHB Capital BHD	709
260		Ringkjoebing Bank AS	25
530		Ringkjoebing Landbobank AS	75
49,257	e	Rockville Financial, Inc	675
54,218	e	Roma Financial Corp	808
1,200		Roskilde Bank	60
55,453	e	Royal Bancshares of Pennsylvania (Class A)	802
137,023	e*	Royal Bank of Canada	6,372
2,213,055	e	Royal Bank of Canada	103,382
26,053,557		Royal Bank of Scotland Group plc	174,383
249,365		Royal Bank of Scotland Group plc	1,728
145,274	e	S&T Bancorp, Inc	4,673
68,885	e	S.Y. Bancorp, Inc	1,601
93,538	e	Sandy Spring Bancorp, Inc	2,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,000	e	San-In Godo Bank Ltd	$80
45,506		Santander BanCorp	460
833	e	Sapporo Hokuyo Holdings, Inc	5,808
71,108	e	Sberbank (GDR)	24,360
51,938	e	SCBT Financial Corp	1,756
74,355	e	Seacoast Banking Corp of Florida	814
103,419	e	Security Bank Corp	822
11,000	e	Shiga Bank Ltd	75
20,000		Shikoku Bank Ltd	85
7,941,114	m,v	Shin Kong Financial Holding Co Ltd	-	^
10,870,273		Shin Kong Financial Holding Co Ltd	8,158
606,700	e	Shinsei Bank Ltd	2,002
1,304,200	e	Shizuoka Bank Ltd	15,400
5,000		Shonai Bank Ltd	12
928,900	v	Siam Commercial Bank PCL	2,670
33,220	e	Sierra Bancorp	718
152,905	e*	Signature Bank	3,899
89,124	e	Simmons First National Corp (Class A)	2,650
4,715,947		SinoPac Financial Holdings Co Ltd	2,235
294,045		Skandinaviska Enskilda Banken AB (Class A)	7,695
273,292	e*	Societe Generale	26,297
1,421,824	e	Societe Generale	139,216
462,888	e	South Financial Group, Inc	6,879
76,133	e	Southside Bancshares, Inc	1,833
97,522		Southwest Bancorp, Inc	1,708
2,153,769	e	Sovereign Bancorp, Inc	20,073
2,100		Spar Nord Bank AS	43
6,000		Sparebanken Midt-Norge	60
1,650		Sparebanken Nord-Norge	33
282		St Galler Kantonalbank	133
345,929	e	St George Bank Ltd	8,128
969,531		Standard Bank Group Ltd	10,544
1,402,330		Standard Chartered plc	47,926
41,122		State Bank of India Ltd	1,640
2,486,328		State Street Corp	196,420
128,595	e	Sterling Bancorp	1,997
429,855		Sterling Bancshares, Inc	4,273
176,580	e	Sterling Financial Corp	3,081
313,120	e	Sterling Financial Corp	4,888
63,126	e	Suffolk Bancorp	2,000
10,820	e	Sumitomo Mitsui Financial Group, Inc	71,207
1,569,492	e	Sumitomo Trust & Banking Co Ltd	10,801
92,786	e*	Sun Bancorp, Inc	1,222
2,852,200		SunTrust Banks, Inc	157,270
180,683	e*	Superior Bancorp	898
603,000	e	Suruga Bank Ltd	7,604
488,550	e	Susquehanna Bancshares, Inc	9,952
193,904	e*	SVB Financial Group	8,462
151,772	e	Svenska Handelsbanken (A Shares)	4,419
135,900	e	Swedbank AB (A Shares)	3,808
19,975	e	Sydbank AS	726
1,689,983	e	Synovus Financial Corp	18,691
40,873		Taylor Capital Group, Inc	671
3,540,795		TCF Financial Corp	63,451
121,438	e*	Texas Capital Bancshares, Inc	2,050
419,796	e	TFS Financial Corp	5,050

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
117,921	e	TierOne Corp	$1,330
13,932,000	v*	TMB Bank PCL	580
10,000		Tochigi Bank Ltd	61
9,000		Toho Bank Ltd	39
3,000		Tokushima Bank Ltd	18
3,000		Tokyo Tomin Bank Ltd	62
47,292	e	Tompkins Trustco, Inc	2,327
177,826		Toronto-Dominion Bank	10,910
678,097	e	Toronto-Dominion Bank	41,692
11,000		Towa Bank Ltd	11
71,358	e	Trico Bancshares	1,235
431,313	e	Trustco Bank Corp NY	3,834
269,726	e	Trustmark Corp	6,010
904,711		Turkiye Garanti Bankasi AS	4,068
238,493		Turkiye Halk Bankasi AS	1,323
768,004		Turkiye Is Bankasi	2,843
676,651		Turkiye Vakiflar Bankasi Tao	1,232
2,093,797		UBS A.G.	60,847
581,242	e	UCBH Holdings, Inc	4,510
177,665	e	UMB Financial Corp	7,320
350,111	e	Umpqua Holdings Corp	5,430
919,784		Unibanco - Uniao de Bancos Brasileiros S.A.	10,767
40,395,216		UniCredito Italiano S.p.A	270,401
43,269	*	Union Bank FOR Saving & Inv	233
82,149	e	Union Bankshares Corp	1,591
436,788		UnionBanCal Corp	21,438
116,812		United Bank Ltd	295
216,679	e	United Bankshares, Inc	5,775
238,575	e	United Community Banks, Inc	4,051
179,528	e	United Community Financial Corp	1,113
554,877		United Overseas Bank Ltd	7,716
39,346	e	United Security Bancshares	661
68,548	e	Univest Corp of Pennsylvania	1,795
12,719,317		US Bancorp	411,597
167,918		UTI Bank Ltd	3,306
1,369,206	e	Valley National Bancorp	26,302
449		Verwalt & Privat-Bank AG.	99
775		Vestjysk Bank AS	33
60,129		ViewPoint Financial Group	993
121	e	Vineyard National Bancorp	1
93,593	e*	Virginia Commerce Bancorp	1,074
1,114		Vontobel Holding AG.	39
687,750	*	VTB Bank OJSC (GDR)	4,972
812,080	e	W Holding Co, Inc	966
10,955,654		Wachovia Corp	295,803
333,110		Washington Federal, Inc	7,608
4,930,317	e	Washington Mutual, Inc	50,782
81,075	e	Washington Trust Bancorp, Inc	2,012
930,460		Waterland Financial Holdings	368
56,552	e*	Wauwatosa Holdings, Inc	673
384,922		Webster Financial Corp	10,728
20,222,293		Wells Fargo & Co	588,469
131,421	e	WesBanco, Inc	3,247
96,634		West Coast Bancorp	1,410
172,344	e	Westamerica Bancorporation	9,065
88,634	e*	Western Alliance Bancorp	1,140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,441,392		Western Union Co	$115,738
85,187		Westfield Financial, Inc	832
1,851,360	e	Westpac Banking Corp	40,184
262,541	e	Whitney Holding Corp	6,508
265,148		Wilmington Trust Corp	8,246
106,744		Wilshire Bancorp, Inc	816
129,487		Wing Hang Bank Ltd	1,968
10,100		Wing Lung Bank	176
142,873		Wintrust Financial Corp	4,993
98,930		Woori Finance Holdings Co Ltd	1,723
40,979		WSFS Financial Corp	2,019
14		Yachiyo Bank Ltd	59
14,000		Yamagata Bank Ltd	89
17,000		Yamaguchi Financial Group, Inc	193
7,000		Yamanashi Chuo Bank Ltd	42
554,258	*	Yapi ve Kredi Bankasi	1,072
733,346	*	Yes Bank Ltd	3,085
545,863	e	Zions Bancorporation	24,864
		TOTAL DEPOSITORY INSTITUTIONS	10,423,575

EATING AND DRINKING PLACES - 0.83%
217,372	e*	AFC Enterprises	1,954
500	*	Ajisen China Holdings Ltd	1
32,440		Autogrill S.p.A.	484
64,230	e*	Benihana, Inc (Class A)	724
79,282	e*	BJ's Restaurants, Inc	1,142
199,690	e	Bob Evans Farms, Inc	5,509
437,437		Brinker International, Inc	8,114
81,062	e*	Buffalo Wild Wings, Inc	1,986
415,883		Burger King Holdings, Inc	11,503
26,000		Cafe de Coral Holdings Ltd	50
166,173	e*	California Pizza Kitchen, Inc	2,179
53,567	e*	Carrols Restaurant Group, Inc	478
191,356		CBRL Group, Inc	6,845
159,784	*	CEC Entertainment, Inc	4,615
298,644	e*	Cheesecake Factory	6,507
68,824	e*	Chipotle Mexican Grill, Inc (Class A)	7,807
189,026	e*	Chipotle Mexican Grill, Inc (Class B)	18,353
298,677	e	CKE Restaurants, Inc	3,351
22,883,403		Compass Group plc	146,352
5,033		Cremonini S.p.A.	24
3,724,003		Darden Restaurants, Inc	121,216
705,585	*	Denny's Corp	2,103
3,886		Domino's Pizza UK & IRL plc	15
229,375	e	Domino's Pizza, Inc	3,094
348,368		Enterprise Inns plc	2,774
128,000		FU JI Food and Catering Services Holdings Ltd	215
11,508		Greene King plc	129
92,656	e	IHOP Corp	4,438
365,282	*	Jack in the Box, Inc	9,815
237,400		Jollibee Foods Corp	273
1,100		Kappa Create Co Ltd	22
1,000		Kisoji Co Ltd	22
344,848	e*	Krispy Kreme Doughnuts, Inc	1,052
67,076	e	Landry's Restaurants, Inc	1,092
13,975		Marston's plc	57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
65,704	e*	McCormick & Schmick's Seafood Restaurants, Inc	$765
6,365,531	*	McDonald's Corp	355,006
4,800	e	McDonald's Holdings Co Japan Ltd	77
118,951		Mitchells & Butlers plc	810
93,230	e*	Morton's Restaurant Group, Inc	739
2,600		MOS Food Services, Inc	38
133,072	e	O'Charleys, Inc	1,533
178,958		Onex Corp	5,222
146,436	e*	Papa John's International, Inc	3,545
128,768	e*	PF Chang's China Bistro, Inc	3,662
5,300		Plenus Co Ltd	68
395,436		Punch Taverns plc	4,230
92,218	e*	Red Robin Gourmet Burgers, Inc	3,465
27,580		Restaurant Group plc	84
2,700	e	Royal Holdings Co Ltd	28
269,194	e	Ruby Tuesday, Inc	2,019
91,761	e*	Ruth's Chris Steak House, Inc	634
3,000	e	Saizeriya Co Ltd	29
29,296		Sodexho Alliance S.A.	1,801
320,641	e*	Sonic Corp	7,067
700	e	St Marc Holdings Co Ltd	24
3,940,504	*	Starbucks Corp	68,959
157,575	e*	Steak N Shake Co	1,240
287,425	e*	Texas Roadhouse, Inc (Class A)	2,817
799,106	e	Tim Hortons, Inc	27,210
320,195	e	Triarc Cos (Class B)	2,213
8,600	*	Venture Link Co Ltd	9
245,000	*	Vongroup Ltd	9
1,400		WATAMI Co Ltd	24
355,772		Wendy's International, Inc	8,204
11,477		Wetherspoon (J.D.) plc	62
59,456		Whitbread plc	1,377
47		Yoshinoya D&C Co Ltd	82
2,914,600		Yum! Brands, Inc	108,452
3,500	e	Zensho Co Ltd	21
		TOTAL EATING AND DRINKING PLACES	985,820

EDUCATIONAL SERVICES - 0.09%
9,900	*	American Public Education, Inc	301
809,175	*	Apollo Group, Inc (Class A)	34,956
87,672		Benesse Corp	4,134
4,979		BPP Holdings plc	52
751,700		CAE, Inc	8,517
612,875	e*	Career Education Corp	7,796
496,663	e*	Corinthian Colleges, Inc	3,591
20,000		Cross-Harbour Holdings Ltd	20
377,757		DeVry, Inc	15,805
216,628	e*	ITT Educational Services, Inc	9,950
16,701	e*	Lincoln Educational Services Corp	200
176,000		Raffles Education Corp Ltd	132
92,970	e	Strayer Education, Inc	14,178
2,474	*	Tele Atlas NV	99
125,006	e*	Universal Technical Institute, Inc	1,466
82,735		UP, Inc	531
335,000		YBM Sisa.com, Inc	3,281
		TOTAL EDUCATIONAL SERVICES	105,009

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
ELECTRIC, GAS, AND SANITARY SERVICES - 4.46%
443,248		A2A S.p.A.	$1,629
8,295		ACEA S.p.A.	162
1,036	e	AcegasAps S.p.A.	9
2,500		Actelios S.p.A.	25
3,900,823	*	AES Corp	65,027
101,065	e	AGL Energy Ltd	1,020
466,425		AGL Resources, Inc	16,008
3,277		Algonquin Power Income Fund	25
743,632		Allegheny Energy, Inc	37,553
140,562		Allete, Inc	5,429
543,490		Alliant Energy Corp	19,028
5,794,634	*	Allied Waste Industries, Inc	62,640
789,661		Ameren Corp	34,777
94,324		American Ecology Corp	2,389
3,116,871		American Electric Power Co, Inc	129,755
107,991	e	American States Water Co	3,888
27,086	e	APA Group	71
1,632,251		Aqua America, Inc	30,654
2,241,079	*	Aquila, Inc	7,194
4,472		Ascopiave S.p.A.	11
2,045		Atco Ltd	95
351,578		Atmos Energy Corp	8,965
5,313,561		AU Optronics Corp	9,218
349,248	e	Avista Corp	6,831
29,721		Babcock & Brown Power	43
386	e*	Beacon Power Corp	-	^
1,312		BFI Canada Income Fund	29
50,000		BKW FMB Energie AG.	6,379
204,004		Black Hills Corp	7,299
6,997,004		British Energy Group plc	90,610
5,106	e	Brookfield Infrastructure Partners LP	87
99,045	e	California Water Service Group	3,779
1,053,430	e*	Calpine Corp	19,404
166,220		Caltex Australia Ltd	1,976
6,379	*	Canadian Hydro Developers, Inc	40
64,676	e	Canadian Utilities Ltd	2,614
122,419	*	Casella Waste Systems, Inc (Class A)	1,338
1,970,302		Centerpoint Energy, Inc	28,116
68,698		Central Vermont Public Service Corp	1,642
7,403,270		Centrica plc	43,822
5,347	*	Ceres Power Holdings plc	19
178,227		CEZ	13,603
97,686	e	CH Energy Group, Inc	3,800
1,707,000		China Resources Power Holdings Co	3,356
330,000	*	China Solar Energy Holdings Ltd	21
15,067,848	*	China Water Affairs Group Ltd	5,034
1,102,400	e	Chubu Electric Power Co, Inc	27,538
204,000	e	Chugoku Electric Power Co, Inc	4,543
35,412	e	CIR-Compagnie Industriali Riunite S.p.A.	95
55,465	e*	Clean Energy Fuels Corp	741
118,339	e*	Clean Harbors, Inc	7,692
323,934		Cleco Corp	7,185
1,021,889		CLP Holdings Ltd	8,410
4,124,560		CMS Energy Corp	55,847

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,005,159		Colbun S.A.	$765
89,095		Companhia de Saneamento Basico do Estado de Sao Paulo	1,960
248,749		Companhia Energetica de Minas Gerais	4,465
118,288	*	Companhia Energetica de Sao Paulo (Class B)	1,941
79,302		Companhia Paranaense de Energia	1,297
1,033,066		Consolidated Edison, Inc	41,013
89,461	e	Consolidated Water Co, Inc	1,971
2,460,951		Constellation Energy Group, Inc	217,228
313,663		Contact Energy Ltd	1,970
819,529	*	Covanta Holding Corp	22,537
110,900		CPFL Energia S.A.	2,232
182,995	e	Crosstex Energy, Inc	6,213
404,436	*	Dogan Sirketler Grubu Holdings	406
2,251,866		Dominion Resources, Inc	91,966
447,830	e	DPL, Inc	11,482
19,397		Drax Group plc	207
623,160		DTE Energy Co	24,235
986,397		DUET Group	2,749
6,091,752		Duke Energy Corp	108,738
1,886,060	*	Dynegy, Inc (Class A)	14,881
1,320,376		E.ON AG.	244,433
787		EDF Energies Nouvelles S.A.	48
2,085,790		Edison International	102,245
45,392		EDP - Energias do Brasil S.A.	678
3,121,146		El Paso Corp	51,936
283,183	*	El Paso Electric Co	6,052
232,920	e	Electric Power Development Co	8,389
1,167,136		Electricite de France	101,546
228,000		Electricity Generating PCL	713
22,250,898		Eletropaulo Metropolitana de Sao Paulo S.A.	1,750
1,244		Emera, Inc	26
162,511		Empire District Electric Co	3,291
2,650,268		Empresa Nacional de Electricidad S.A.	4,293
131,265		Enagas	3,923
504,730	e	Enbridge, Inc	20,815
7,198,154	e	Enel S.p.A.	76,367
558,087		Energen Corp	34,769
1,609,499		Energias de Portugal S.A.	9,757
65	*	Energiedienst Holding AG.	42
601,715	e	Energy Developments Ltd	1,292
700,398		Energy East Corp	16,894
4,889		Energy Savings Income Fund	62
39,362	e*	Energy World Corp Ltd	48
157,900		EnergySolutions, Inc	3,622
38,558	e	EnergySouth, Inc	2,012
18,736	e*	EnerNOC, Inc	214
10,303,744		Enersis S.A.	3,654
6,446		Enia S.p.A.	97
77,738		Enka Insaat ve Sanayi AS	955
1,005,220		Entergy Corp	109,649
72,103		Envestra Ltd	48
4,164,540		Exelon Corp	338,452
4,935		Fersa Energias Renovables S.A.	40
3,318,962		First Philippine Holdings Corp	3,258
1,918,849		FirstEnergy Corp	131,671
191,831	e	Fortis, Inc	5,459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,717,676	e	Fortum Oyj	$69,991
4,044,695	*	FPL Group, Inc	253,764
268,612		Gas Natural SDG S.A.	16,615
373,040		Gaz de France	22,521
423,100	v	Glow Energy PCL	430
1,227		Great Lakes Hydro Income Fund	20
330,196	e	Great Plains Energy, Inc	8,139
3,700	*	Greentech Energy Systems	65
428,300		Guangdong Electric Power Development Co Ltd (Class B)	240
2,166,000		Guangdong Investments Ltd	1,077
2,100		Hafslund ASA (B shares)	40
22,647	e	Hastings Diversified Utilities Fund	55
313,437	e	Hawaiian Electric Industries, Inc	7,482
28,025		Hera S.p.A.	113
138,800	e	Hokkaido Electric Power Co, Inc	3,224
53,300	e	Hokuriku Electric Power Co	1,257
9,539,777		Hong Kong & China Gas Ltd	28,683
2,112,372		Hong Kong Electric Holdings Ltd	13,340
558,000		Huadian Power International Co	139
2,286,000		Huaneng Power International, Inc	1,736
10,190		Hunting plc	168
4,036,877	*	Iberdrola Renovables	28,106
3,707,595		Iberdrola S.A.	57,480
230,063	e	Idacorp, Inc	7,387
336,135		Integrys Energy Group, Inc	15,677
11,800	v	Interconexion Electrica S.A.	1,075
1,785,705		International Power plc	14,105
164,891		Inversiones Aguas Metropolitanas S.A.	215
14,536	e	Iride S.p.A.	46
252,309		ITC Holdings Corp	13,135
87,511		Jordanian Electric Power Co	661
1,114,587	e	Kansai Electric Power Co, Inc	27,731
1,500		Keyera Facilities Income Fund	31
260,640	*	KOC Holding AS	727
208,407		Korea Electric Power Corp	6,324
17,363		Korea Gas Corp	1,289
296,521	e	Kyushu Electric Power Co, Inc	7,243
143,391	e	Laclede Group, Inc	5,109
3,169		Lassila & Tikanoja Oyj	90
355,350		Manila Electric Co	681
804,957		MDU Resources Group, Inc	19,762
122,197	e	MGE Energy, Inc	4,162
1,336,096	e*	Mirant Corp	48,621
2,942,974		MMC Corp BHD	2,944
318,160	e	National Fuel Gas Co	15,020
2,679,258		National Grid plc	36,770
265,606	e	New Jersey Resources Corp	8,247
2,081		Newalta Income Fund	35
238,893	e	Nicor, Inc	8,005
1,522,474		NiSource, Inc	26,247
1,066,971		Northeast Utilities	26,183
2,979		Northland Power Income Fund	37
38,314		Northumbrian Water Group plc	266
168,672	e	Northwest Natural Gas Co	7,327
231,363		NorthWestern Corp	5,638
2,229,027	e*	NRG Energy, Inc	86,910

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
410,035	e	NSTAR	$12,477
433,321		NTPC Ltd	2,123
300,000	e*	Ocean Power Technologies, Inc	3,666
63,242	e	Oest Elektrizitatswirts AG. (Class A)	4,502
351,860		OGE Energy Corp	10,967
1,470		Okinawa Electric Power Co, Inc	58
397,976		Oneok, Inc	17,762
108,972		Ormat Industries	1,354
78,762	e	Ormat Technologies, Inc	3,388
4,567,900	e	Osaka Gas Co Ltd	18,239
175,218	e	Otter Tail Corp	6,201
19,193		Pennon Group plc	247
1,210,511		Pepco Holdings, Inc	29,924
388,600		Petronas Gas BHD	1,215
952,991		Petronet LNG Ltd	1,675
1,769,220		PG&E Corp	65,143
85,809	e*	Pico Holdings, Inc	2,594
447,894		Piedmont Natural Gas Co, Inc	11,762
88,604	e*	Pike Electric Corp	1,234
383,295		Pinnacle West Capital Corp	13,446
436,217	e	PNM Resources, Inc	5,440
4,559,000		PNOC Energy Development Corp	644
905,934		Polish Oil & Gas Co	1,991
189,677		Portland General Electric Co	4,277
343	*	Poweo	12
2,173,625		PPL Corp	99,813
1,079,446		Progress Energy, Inc	45,013
495,639	m,v*	Progress Energy, Inc	5
2,929,000		PT Perusahaan Gas Negara	4,502
3,603,352		Public Service Enterprise Group, Inc	144,819
450,593		Puget Energy, Inc	11,657
19,678		Puma AG. Rudolf Dassler Sport	7,578
1,591,019		Questar Corp	89,988
148		Raetia Energie AG.	71
421,400	v	Ratchaburi Electricity Generating Holding PCL	619
84,192		Red Electrica de Espana	5,155
84,173		Reliance Energy Ltd	2,624
495,302	*	Reliance Natural Resources Ltd	1,232
1,976,199	*	Reliant Energy, Inc	46,737
975,916		Republic Services, Inc	28,536
83,053	e	Resource America, Inc (Class A)	785
31,676		RWE AG.	3,005
842,245	e	RWE AG.	103,530
12,000		Saibu Gas Co Ltd	30
745,963		SCANA Corp	27,287
1,678,909		Scottish & Southern Energy plc	46,782
175		Seche Environnement S.A.	22
1,855,205		Sempra Energy	98,845
170,750		Severn Trent plc	4,809
23,714		Shanks Group plc	122
372,300	e	Shikoku Electric Power Co, Inc	11,074
7,500		Shizuoka Gas Co Ltd	47
863,401		Sierra Pacific Resources	10,905
14,000	*	Sino-Environment Technology Group Ltd	12
80,152	e	SJW Corp	2,292
718,179		Snam Rete Gas S.p.A.	4,566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,418,809		Sojitz Holdings Corp	$21,250
3,017	*	Solaria Energia y Medio Ambiente S.A.	57
198,118	e	South Jersey Industries, Inc	6,956
2,865,129		Southern Co	102,027
427,394		Southern Union Co	9,945
241,715		Southwest Gas Corp	6,758
117,907	e	Southwest Water Co	1,305
50,460		SP AusNet	56
430,924	*	Stericycle, Inc	22,193
14,167	v*	Suez S.A.	-	^
2,559,768		Suez S.A.	167,994
64,940		Tata Power Co Ltd	1,896
813,378		TECO Energy, Inc	12,973
1,058,575		Tenaga Nasional BHD	2,433
30,000		Toho Gas Co Ltd	144
557,200	e	Tohoku Electric Power Co, Inc	13,611
1,901,694	e	Tokyo Electric Power Co, Inc	50,843
1,725,058	e	Tokyo Gas Co Ltd	6,974
2,020,000	*	Towngas China Co Ltd	851
135,496		Tractebel Energia S.A.	1,737
453,729	e	TransAlta Corp	14,114
22,000	e*	Transportadora de Gas del Sur S.A. (ADR)	97
615,719		UGI Corp	15,344
133,591	e	UIL Holdings Corp	4,025
58,600		Ultrapar Participacoes S.A.	2,061
16,400	v	Unified Energy System (ADR)	1,718
63,559	*	Unified Energy System (GDR)	6,594
370,185	e	Union Fenosa S.A.	24,879
214,739		Unisource Energy Corp	4,780
664,335		United Utilities plc	9,104
62,885		Vector Ltd	85
293,648	e	Vectren Corp	7,879
245,050		Veolia Environnement	17,084
406,130	*	Waste Connections, Inc	12,484
32,100	e	Waste Industries USA, Inc	1,160
130,624	e*	Waste Services, Inc	1,061
2,331,802		Westar Energy, Inc	53,095
307,937	e	WGL Holdings, Inc	9,872
2,429,988		Williams Cos, Inc	80,141
528,433		Wisconsin Energy Corp	23,246
1,591,614		Xcel Energy, Inc	31,753
275,005		Zhejiang Southeast Electric Power Co (Class B)	252
656	*	Zhongde Waste Technology AG.	26
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,320,266

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.93%
32,000	*	AAC Acoustic Technologies Holdings, Inc	26
1,461	*	Aastra Technologies Ltd	43
3,444,218		ABB Ltd	92,461
41,649		ABB Ltd India	1,225
115,688	e*	Acme Packet, Inc	924
174,977	e*	Actel Corp	2,679
284,735	e	Acuity Brands, Inc	12,229
686,571	*	Adaptec, Inc	2,019
448,760	*	ADC Telecommunications, Inc	5,421
330,602		Adtran, Inc	6,116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
202,061	*	Advanced Analogic Technologies, Inc	$1,136
248,643	*	Advanced Energy Industries, Inc	3,297
2,246,883	e*	Advanced Micro Devices, Inc	13,234
3,389,808		Advanced Semiconductor Engineering, Inc	3,303
312,640	e	Advantest Corp	8,108
11,305		Aga Foodservice Group plc	70
700		Aiphone Co Ltd	11
27,470	e*	Airvana, Inc	144
1,727,735		Alcatel S.A.	9,874
4,200		Alpine Electronics, Inc	46
365,822	e	Alps Electric Co Ltd	3,600
1,267,039		Altera Corp	23,352
209,232	e*	American Superconductor Corp	4,852
567,479		Ametek, Inc	24,918
719,033	e*	Amkor Technology, Inc	7,694
910,332		Amphenol Corp (Class A)	33,910
330,423	e*	Anadigics, Inc	2,168
1,250,415		Analog Devices, Inc	36,912
6,005		Ansaldo STS S.p.A.	84
5,453,478	*	Apple Computer, Inc	782,574
466,399	e*	Applied Micro Circuits Corp	3,349
800		Applied Signal Technology, Inc	9
74,344		Arcelik AS	295
2,812,794		ARM Holdings plc	4,913
901,098	*	Arris Group, Inc	5,244
2,886		Ascom Holding AG.	33
4,208,078		Asustek Computer, Inc	12,328
330,304	e*	Atheros Communications, Inc	6,884
1,851,613	*	Atmel Corp	6,444
179,645	e*	ATMI, Inc	5,000
18,100	e*	AudioCodes Ltd	73
3,184		Austria Technologie & Systemtechnik AG.	52
656		Austriamicrosystems AG.	25
938,897	e*	Avanex Corp	667
4,456,950		Avermedia Technologies	7,776
3,300	e	Avex Group Holdings, Inc	35
1,072,606	*	Avnet, Inc	35,106
215,310	e	AVX Corp	2,758
14	e	Axell Corp	51
63,888	e*	AZZ, Inc	2,273
240,672	e	Baldor Electric Co	6,739
4,214	*	Ballard Power Systems, Inc	17
6,026	e	Bang & Olufsen AS (B Shares)	376
6,984		Barco NV	500
66,764	e	Bel Fuse, Inc (Class B)	1,860
438,468	*	Benchmark Electronics, Inc	7,870
10,778		Bharat Electronics Ltd	287
64,881	e*	BigBand Networks, Inc	372
2,101,535	*	Broadcom Corp (Class A)	40,497
615,900		Byd Co Ltd	1,132
1,800	e*	C&D Technologies, Inc	9
1,400		Canon Electronics, Inc	32
1,379		Carbone Lorraine	83
112,458	*	Celestica, Inc	763
175,912	e*	Ceradyne, Inc	5,622
127,720	*	Chartered Semiconductor Manufacturing Ltd	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
241,715	*	Checkpoint Systems, Inc	$6,490
196,678		Cheng Uei Precision Industry Co Ltd	437
3,349,115		Chi Mei Optoelectronics Corp	4,410
11,538	e,m,v*	China Energy Savings Technology, Inc	1
12,793		Chloride Group plc	48
4,974		Chrysalis Group plc	13
4,695,000	*	Chunghwa Picture Tubes Ltd	1,436
514,071	e*	Ciena Corp	15,849
38,869,327	*	Cisco Systems, Inc	936,362
4,900		CMK Corp	50
142,500		Compal Communications, Inc	254
556,000		Compeq Manufacturing Co	184
155,070	*	Comtech Telecommunications Corp	6,048
2,288		Conergy AG.	48
3,721,006	e*	Conexant Systems, Inc	2,158
1,209,835		Cooper Industries Ltd (Class A)	48,575
1,300	e	Cosel Co Ltd	14
45,389	*	CPI International, Inc	450
424,911	e*	Cree, Inc	11,881
121,281	*	CSR plc	785
241,910		CTS Corp	2,588
148,166		Cubic Corp	4,212
634,698	*	Cypress Semiconductor Corp	14,985
503,778		Daiichikosho Co Ltd	4,917
23,525	e	Dainippon Screen Manufacturing Co Ltd	99
6,000		Daiwa Industries Ltd	26
53,000		Datacraft Asia Ltd	47
2,616,000		Datang International Power Generation Co Ltd	1,388
1,781		De'Longhi S.p.A.	8
164,143	e*	Diodes, Inc	3,605
183,061	e*	Ditech Networks, Inc	538
379,469	*	Dolby Laboratories, Inc (Class A)	13,760
190,525	*	DSP Group, Inc	2,427
99,452	e*	DTS, Inc	2,387
3,250		E2V Technologies plc	11
7,586	*	Eagle Broadband, Inc	-	^
825,847		Eaton Corp	65,795
276,609	e*	EchoStar Corp (Class A)	8,171
2,542	*	EEMS Italia S.p.A.	10
1,400	e	Eizo Nanao Corp	27
172,529	e*	Electro Scientific Industries, Inc	2,843
4,200	*	Eltek ASA	19
104,155	*	EMS Technologies, Inc	2,827
227,288	*	Energizer Holdings, Inc	20,565
212,275	e*	Energy Conversion Devices, Inc	6,347
133,125	*	EnerSys	3,184
9,484		Epcos AG.	144
380,465		Epistar Corp	1,066
11,946,238		Ericsson (LM) (B Shares)	23,443
488	*	Ersol Solar Energy AG.	40
481,245	e*	Evergreen Solar, Inc	4,461
180,000		Everlight Electronics Co Ltd	610
625		EVS Broadcast Equipment S.A.	67
222,759	e*	Exar Corp	1,833
925,028	*	Fairchild Semiconductor International, Inc	11,026
1,714,365	e*	Finisar Corp	2,194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
243,715	*	First Solar, Inc	$56,332
142,858	e	Fisher & Paykel Appliances Holdings Ltd	264
1,020,243	e	Fisher & Paykel Healthcare Corp	2,350
2,800		Foster Electric Co Ltd	57
1,437,100	*	Foxconn International Holdings Ltd	1,939
634,085		Foxconn Technology Co Ltd	3,757
100,434	e	Franklin Electric Co, Inc	3,432
329,151	e*	FuelCell Energy, Inc	2,189
3,172,401	e	Fuji Electric Holdings Co Ltd	12,889
6,000	*	Fujitsu General Ltd	19
900		Funai Electric Co Ltd	31
1,800	e	Futaba Corp/Chiba	31
337,637		Gamesa Corp Tecnologica S.A.	15,405
8,073	*	Gemalto NV	235
1,452,148	*	Gemstar-TV Guide International, Inc	6,825
43	e	Geo Corp	36
787,500		Geodesic Information Systems Ltd	3,536
2,294		Gewiss S.p.A.	13
8,755		GFI Informatique	56
39,701	e	GN Store Nord	198
611,812	*	GrafTech International Ltd	9,917
125,702	e*	Greatbatch, Inc	2,314
4,487		Groupe Steria SCA	147
38,000	e	GS Yuasa Corp	108
1,887,022	*	GVK Power & Infrastructure Ltd	1,884
59,000	*	Haier Electronics Group Co Ltd	9
19,274		Halma plc	74
124,300	e	Hamamatsu Photonics KK	3,467
532,800	v	Hana Microelectronics PCL	313
3,545,400	*	HannStar Display Corp	1,529
292,896		Harman International Industries, Inc	12,753
561,206	*	Harmonic, Inc	4,265
639,897		Harris Corp	31,054
145,308	*	Helen of Troy Ltd	2,437
516,667	e*	Hexcel Corp	9,874
423,553		High Tech Computer Corp	9,522
20,549	e	Hirose Electric Co Ltd	2,307
95,290		Hitachi Chemical Co Ltd	1,791
10,800		Hitachi High-Technologies Corp	179
3,951,279	e	Hitachi Ltd	23,427
5,100		Hitachi Maxell Ltd	53
105,534	*	Hittite Microwave Corp	3,949
5,454,044		Hon Hai Precision Industry Co, Ltd	31,238
6,555,847		Honeywell International, Inc	369,881
3,500	e	Horiba Ltd	116
7,400	e	Hosiden Corp	147
500,058	e	Hoya Corp	11,739
757		Huber & Suhner AG.	38
158,651	e*	Hutchinson Technology, Inc	2,524
71,590	*	Hynix Semiconductor, Inc	2,013
51,658		Hyundai Autonet Co Ltd	295
176,621		Ibiden Co Ltd	6,946
500		Icom, Inc	12
1,500		Idec Corp	18
11,175	*	Imagination Technologies Group plc	15
206,964	e	Imation Corp	4,706

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,558		Imtech NV	$174
3,351		Indesit Co S.p.A.	44
1,508,978	e*	Infineon Technologies AG.	10,601
550,000	*	Infineon Technologies AG. (ADR)	3,861
97,960	e*	Infinera Corp	1,176
1,400		Information Services International-Dentsu Ltd	12
1,558,823		InnoLux Display Corp	4,100
2,280,100		Inotera Memories, Inc	2,023
1,137,777	*	Integrated Device Technology, Inc	10,160
35,973,047		Intel Corp	761,909
245,952	e*	InterDigital, Inc	4,872
281,863	*	International Rectifier Corp	6,060
503,863		Intersil Corp (Class A)	12,934
254,337	*	InterVoice, Inc	2,025
1,552	*	Ion Beam Applications	35
52,033	e*	IPG Photonics Corp	816
80,588	e*	iRobot Corp	1,379
145,893	e*	IXYS Corp	996
19,000		Janome Sewing Machine Co Ltd	18
5,000	e	Japan Aviation Electronics Industry Ltd	37
2,800		Japan Digital Laboratory Co Ltd	39
6	e	Japan Pure Chemical Co Ltd	20
11,000		Japan Radio Co Ltd	31
279,528	e*	Jarden Corp	6,077
841,601	e*	JDS Uniphase Corp	11,269
433,134		Johnson Electric Holdings Ltd	205
67,100		Jurong Technologies Industrial Corp Ltd	15
526,155	e*	Kemet Corp	2,126
173,800		Kinsus Interconnect Technology Corp	462
2,100		Koa Corp	15
2,774,663	e	Koninklijke Philips Electronics NV	106,139
10,768		Koor Industries Ltd	594
10,710	e	Kudelski S.A.	157
144,198	e	Kyocera Corp	12,108
1,124,295		L-3 Communications Holdings, Inc	122,930
24,854		Laird Group plc	249
614,910	*	Lattice Semiconductor Corp	1,746
141,945	e	Legrand S.A.	4,453
113,158		LG Electronics, Inc	14,511
82,902		LG.Philips LCD Co Ltd	3,721
9,768	e	LG.Philips LCD Co Ltd (ADR)	218
174,307		Lincoln Electric Holdings, Inc	11,241
917,178	e	Linear Technology Corp	28,148
138,796	*	Littelfuse, Inc	4,854
769		Loewe AG.	13
53,114	e*	Loral Space & Communications, Inc	1,266
108,819		LSI Industries, Inc	1,437
3,043,964	*	LSI Logic Corp	15,068
18,311	e	Mabuchi Motor Co Ltd	884
2,770,400		Macronix International	1,258
2,400	e*	Magnetek, Inc	8
77,000		Malaysian Pacific Industries	211
4,250	*	Manz Automation AG.	982
2,129,494	*	Marvell Technology Group Ltd	23,169
42,000		Matsunichi Communication Holdings Ltd	37
1,605,054	e	Matsushita Electric Industrial Co Ltd	34,780

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
603,350		Matsushita Electric Industrial Co Ltd (ADR)	$13,099
58,557	e	Matsushita Electric Works Ltd	602
295,588	*	Mattson Technology, Inc	1,800
5,466,680		Maxim Integrated Products, Inc	111,466
62,000		Meadville Holdings Ltd	16
1,536,575		MediaTek, Inc	20,232
115,526	e*	Medis Technologies Ltd	1,048
900	*	Megachips Corp	11
500		Meiko Electronics Co	16
3,607		Melexis NV	60
1,423,736	*	MEMC Electronic Materials, Inc	100,943
136,059	e*	Mercury Computer Systems, Inc	765
239,201		Methode Electronics, Inc	2,796
320	*	Meyer Burger Technology AG.	98
368,822	e	Micrel, Inc	3,419
784,162	e	Microchip Technology, Inc	25,666
5,864,379	e*	Micron Technology, Inc	35,010
2,903	*	Micronas Semiconductor Holdings, Inc	28
4,000	*	Micronic Laser Systems AB	20
402,996	e*	Microsemi Corp	9,188
327,694	*	Microtune, Inc	1,199
25,250	*	Millicom International Cellular S.A.	2,405
4,700	e	Mimasu Semiconductor Industry Co Ltd	96
778,741		Minebea Co Ltd	4,531
236,320	*	MIPS Technologies, Inc	936
13,000		Mitsubishi Cable Industries Ltd	18
4,696,435		Mitsubishi Electric Corp	40,613
1,400		Mitsui High-Tec, Inc	11
361,849	e	Mitsumi Electric Co Ltd	11,435
547,932		Molex, Inc	12,690
162,226	e*	Monolithic Power Systems, Inc	2,860
209,827	*	Moog, Inc (Class A)	8,857
642,580		Mosel Vitelic, Inc	531
9,850,615	*	Motorola, Inc	91,611
795,920	e*	MRV Communications, Inc	1,090
73,683	e*	Multi-Fineline Electronix, Inc	1,383
320,500	e	Murata Manufacturing Co Ltd	15,916
107,273		Nan Ya Printed Circuit Board Corp	514
1,855,096		Nanya Technology Corp	1,105
23,351	e	National Presto Industries, Inc	1,224
2,346,963		National Semiconductor Corp	42,996
6,057	e*	NEC Electronics Corp	117
10,500		Neo-Neon Holdings Ltd	7
3,710,516	*	NetApp, Inc	74,396
87,606	e*	Netlogic Microsystems, Inc	2,115
4,620		Neuf Cegetel	257
1,413		Nexans S.A.	167
110,295	e	NGK Spark Plug Co Ltd	1,434
48,304	*	Nice Systems Ltd	1,383
3,200	e	Nichicon Corp	25
143,144	e	Nidec Corp	8,803
2,400	e	Nihon Dempa Kogyo Co Ltd	67
3,200	e	Nihon Unisys Ltd	37
12,000		Nippon Carbon Co Ltd	57
14,000		Nippon Chemi-Con Corp	52
4,900		Nippon Signal Co Ltd	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,000	e	Nissha Printing Co Ltd	$98
8,000		Nissin Electric Co Ltd	38
98,273		Nitto Denko Corp	4,151
3,100		Nitto Kogyo Corp	39
4,974		NKT Holding AS	358
6,762,309		Nokia Oyj	213,947
50,000		Nokia Oyj (ADR)	1,591
527,517	*	Nortel Networks Corp	3,597
963,583	e*	Novellus Systems, Inc	20,283
5,052,993	*	Nvidia Corp	99,999
700		Obara Corp	17
1,808		Oberthur Technologies	13
42,811		Olympic Group Financial Investments	600
307,979	e*	Omnivision Technologies, Inc	5,180
192,708	e	Omron Corp	3,954
1,863,811	e*	ON Semiconductor Corp	10,586
652,887	e*	On2 Technologies, Inc	666
562,815	e	Openwave Systems, Inc	1,379
109,720	e*	Oplink Communications, Inc	973
98,855	e*	OpNext, Inc	539
1,750	*	Option NV	16
65,312	e*	Optium Corp	459
675,000		Origin Electric Co Ltd	4,158
84,242	e*	OSI Systems, Inc	1,939
124,125		Park Electrochemical Corp	3,209
323	*	Parrot S.A.	7
203,783	*	Pericom Semiconductor Corp	2,992
250,454		Phoenix Electric Co Ltd	691
239,261	*	Photronics, Inc	2,285
196,500	e	Pioneer Corp	1,952
289,745		Plantronics, Inc	5,595
318,353	*	Plexus Corp	8,930
132,857	e*	PLX Technology, Inc	886
1,213,966	e*	PMC - Sierra, Inc	6,920
514,019	*	Polycom, Inc	11,586
63,800	e*	Polypore International, Inc	1,320
38,674	*	Powell Industries, Inc	1,523
6,003,035		Powerchip Semiconductor Corp	2,243
454,617	e*	Power-One, Inc	1,459
513,750		Powertech Technology, Inc	1,843
789,525	e*	Powerwave Technologies, Inc	2,013
4,691,000		ProMOS Technologies, Inc	1,147
31,359	*	PV Crystalox Solar plc	80
38,997	e*	Q-Cells AG.	3,870
1,175,268	*	QLogic Corp	18,040
10,703,728		Qualcomm, Inc	438,853
2,485,691		RadioShack Corp	40,392
421,567	e*	Rambus, Inc	9,827
87,524	e	Raven Industries, Inc	2,652
282,337		Realtek Semiconductor Corp	842
41,494	*	Redes Energeticas Nacionais S.A.	229
181,086	e	Regal-Beloit Corp	6,633
525,531		Reliance Communication Ventures Ltd	6,677
7,026	*	Reliance Power Ltd	56
448,509	e*	Renewable Energy Corp AS	12,507
258,921	*	Research In Motion Ltd	29,059

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
954,171	*	Research In Motion Ltd	$107,358
112,755		Reunert Ltd	786
1,406,416	e*	RF Micro Devices, Inc	3,741
53,000		Richtek Technology Corp	422
863,196		Ricoh Co Ltd	14,185
10,000	e	Rinnai Corp	327
1,239,000	*	Ritek Corp	322
102,855	*	Rogers Corp	3,436
178,945	e	Rohm Co Ltd	11,076
9,700	e*	Rubicon Technology, Inc	281
803		SAES Getters S.p.A.	20
1,112		Saft Groupe S.A.	44
44,464		Samsung Electro-Mechanics Co Ltd	2,429
17,043		Samsung Electronics Co Ltd	7,675
109,961		Samsung Electronics Co Ltd	69,173
28,549		Samsung SDI Co Ltd	2,246
355,898	e	Sanken Electric Co Ltd	2,092
3,390,791	*	Sanmina-SCI Corp	5,493
7,000		Sanyo Denki Co Ltd	30
408,000	*	Sanyo Electric Co Ltd	860
353,230		Satyam Computer Services Ltd	3,490
78		Schweiter Technologies AG.	29
167,447	*	Seachange International, Inc	1,177
815		SEB S.A.	149
12,234,000	*	Semiconductor Manufacturing International Corp	849
380,944	*	Semtech Corp	5,459
224,981	*	SGL Carbon AG.	14,208
662,771	e	Sharp Corp	11,263
21,000		Shell Electric MFG	15
3,000	e	Shibaura Mechatronics Corp	12
8,000	e	Shindengen Electric Manufacturing Co Ltd	16
1,800		Shinkawa Ltd	22
43,800	e	Shinko Electric Industries	494
13,794	*	ShoreTel, Inc	71
60,490		Siemens India Ltd	929
472,838	e*	Silicon Image, Inc	2,369
226,938	*	Silicon Laboratories, Inc	7,158
653,468	*	Silicon Storage Technology, Inc	1,712
2,366,076		Siliconware Precision Industries Co	3,972
199,280		Siliconware Precision Industries Co (ADR)	1,674
62,000		SIM Technology Group Ltd	7
128,943		Sino-American Silicon Products, Inc	898
7,151,784	e*	Sirius Satellite Radio, Inc	20,454
6,063	*	Sirti S.p.A.	25
1,024,550	e*	Skyworks Solutions, Inc	7,459
266,652	*	Smart Modular Technologies WWH, Inc	1,656
125,799		Smiths Group plc	2,347
4,000		SMK Corp	21
3,526	e*	SOITEC	25
620	*	Solar Millennium AG.	27
791	*	Solon AG Fuer Solartechnik	56
1,424,483	e	Sony Corp	56,733
845,738	e*	Spansion, Inc (Class A)	2,326
226,719	e*	Spectrum Brands, Inc	1,036
130,126	*	Standard Microsystems Corp	3,797
96,434	e	Stanley Electric Co Ltd	2,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,600		Star Micronics Co Ltd	$77
89,397	e*	Starent Networks Corp	1,207
10,967	*	STATS ChipPAC Ltd	9
622,676	e	STMicroelectronics NV	6,626
95,698	*	Stoneridge, Inc	1,287
79,435	e	Sumco Corp	1,733
500		Sumco Techxiv Corp	13
117,033	e*	Sunpower Corp (Class A)	8,720
62,463	e*	Supertex, Inc	1,275
1,024,475	*	Sycamore Networks, Inc	3,750
270,631	e*	Symmetricom, Inc	944
172,248	e*	Synaptics, Inc	4,113
305,944	e*	Syntax-Brillian Corp	300
19,925,952		Taiwan Semiconductor Manufacturing Co Ltd	41,387
695,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	7,138
123,162	e	Taiyo Yuden Co Ltd	1,201
27,489	e	Tandberg ASA	411
35,242	*	Tanfield Group plc	68
2,940,000	*	Tatung Co Ltd	1,897
367,026	e	TDK Corp	21,687
288,404		Technitrol, Inc	6,671
102,384	e*	Techwell, Inc	1,110
1,415,000		Teco Electric and Machinery Co Ltd	871
354,953	e*	Tekelec	4,419
542,895		Teleflex, Inc	25,901
170,000		Telefonaktiebolaget LM Ericsson (ADR)	3,340
1,679,644	e*	Tellabs, Inc	9,154
4,140,928	e	Terna Rete Elettrica Nazionale S.p.A.	17,668
312,578	*	Tessera Technologies, Inc	6,502
7,895,185	*	Texas Instruments, Inc	223,197
1,060	*	Theolia SA	32
237,696	*	Thomas & Betts Corp	8,645
212,376		Thomson	1,475
8,000		Toko, Inc	18
395,105	e	Tokyo Denpa Co Ltd	4,717
7,000		Toshiba TEC Corp	42
5,800	e	Toyo Corp/Chuo-ku	92
500	e	Toyo Tanso Co Ltd	47
109,000		Toyota Boshoku Corp	3,264
280,693	e*	Trident Microsystems, Inc	1,446
96,885	e*	Tripath Technology, Inc	-	^
246,260		Tripod Technology Corp	831
846,986	*	Triquint Semiconductor, Inc	4,286
20,000		Truly International Holdings	23
14,103		TT electronics plc	27
356,764	*	TTM Technologies, Inc	4,039
2,292,091		Tyco Electronics Ltd	78,665
100,414	e*	Ultra Clean Holdings	984
15,777	e	Uniden Corp	97
621,260		Unimicron Technology Corp	859
909		Unit 4 Agresso NV	26
9,070,347		United Microelectronics Corp	5,583
10		United Technology Holdings Co Ltd	14
125,927	e*	Universal Display Corp	1,803
77,813	e*	Universal Electronics, Inc	1,884
1,158,724	e	Ushio, Inc	21,761

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
723,369	e*	Utstarcom, Inc	$2,054
617		Vacon plc	27
1,165,237		Vanguard International Semiconductor Corp	836
336,372	*	Varian Semiconductor Equipment Associates, Inc	9,469
48,000		Varitronix International Ltd	28
148,105		Venture Corp Ltd	1,134
40,653	*	Vestel Elektronik Sanayi	51
714,000	*	Via Technologies, Inc	402
156,125	*	Viasat, Inc	3,391
109,368	e	Vicor Corp	1,306
15,000		Victor Co Of Japan Ltd	35
1,668,875	*	Vishay Intertechnology, Inc	15,120
92,702	e*	Volterra Semiconductor Corp	1,050
15,000		Vtech Holdings Ltd	73
114,000		Wafer Works Corp	486
358,552	e	Whirlpool Corp	31,115
2,209,000		Winbond Electronics Corp	653
686,401		Wintek Corp	619
221,213		Wipro Ltd	2,382
11,361	*	Wolfson Microelectronics plc	26
1,247,315		Xilinx, Inc	29,624
15,750	m,v	Ya Hsin Industrial Co Ltd	3
1,591,000		Yageo Corp	584
315,012		Yaskawa Electric Corp	2,993
5,267,633		YTL Power International	4,002
1,393,538		Zhuzhou CSR Times Electric Co Ltd	1,094
152,000		Zinwell Corp	390
129,810	e*	Zoltek Cos, Inc	3,443
355,726	*	Zoran Corp	4,859
115,600		ZTE Corp	544
3,133		Zumtobel AG.	83
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,083,100

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
3,708		Aangpanneforeningen AB (B Shares)	91
15,506	*	Acambis plc	38
103,288	*	Advisory Board Co	5,675
309,385	*	Aecom Technology Corp	8,047
4,620		Aero Inventory plc	55
105,970		Aeroplan Income Fund	1,884
23,585	e*	Affymax, Inc	333
546,470	e*	Amylin Pharmaceuticals, Inc	15,962
470,336	*	Applera Corp (Celera Genomics Group)	6,914
1,343		Arcadis NV	81
532,870	e*	Ariad Pharmaceuticals, Inc	1,796
934	e*	Arpida Ltd	13
1,617		Assystem	21
6,195		Atkins WS plc	129
7,822		Ausenco Ltd	98
23,000		Ausgroup Ltd	16
29,053		Babcock International Group	330
625	*	Bavarian Nordic AS	34
13,000		Boustead Singapore Ltd	19
509,872	e	Cap Gemini S.A.	29,035
556,925		Capita Group plc	7,499
139,706	e	CDI Corp	3,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,808,278	*	Celgene Corp	$172,119
33,345	e*	China Architectural Engineering, Inc	182
2,429,000	*	China Railway Group Ltd	2,356
24,460	e*	comScore, Inc	491
67,437	e*	Cornell Cos, Inc	1,515
166,965	e	Corporate Executive Board Co	6,759
62,110	e*	CRA International, Inc	1,996
383,853	*	CV Therapeutics, Inc	2,737
372	*	Cytos Biotechnology AG.	27
122,467		Daewoo Engineering & Construction Co Ltd	2,671
227,496	e	Diamond Management & Technology Consultants, Inc	1,467
12,156	a,e*	Digital Garage, Inc	23,780
1,921		Dinamia	66
5,800	*	DOF Subsea ASA	31
2,127,227		Downer EDI Ltd	12,170
5,323		DTZ Holdings plc	23
249,173	e*	eResearch Technology, Inc	3,095
753		Eurofins Scientific	75
582,892	e*	Exelixis, Inc	4,051
87,552	*	Exponent, Inc	2,875
605,151		Fluor Corp	85,423
16,176		Fugro NV	1,256
600,731	*	Genpact Ltd	7,359
218,369	*	Gen-Probe, Inc	10,525
1,380		GFK AG.	55
3,133	*	GPC Biotech AG.	10
1,280,162		GRD Ltd	1,252
155,840	*	Greenfield Online, Inc	1,848
19,020		Hargreaves Lansdown plc	67
303,842	e*	Harris Interactive, Inc	829
611,925	*	Hewitt Associates, Inc (Class A)	24,336
10,571		Huntsworth plc	15
107,532	*	Huron Consulting Group, Inc	4,468
2,657	*	Icon plc	171
24,877		IDB Development Corp Ltd	769
469,792	e*	Incyte Corp	4,938
12,437		Interserve plc	119
2,398		IPSOS	74
486,637	e*	Isis Pharmaceuticals, Inc	6,866
6,918	*	ITM Power plc	9
505,648	*	Jacobs Engineering Group, Inc	37,211
526,627		JGC Corp	8,041
25,088		John Wood Group plc	202
721	*	Kapsch TrafficCom AG.	36
716,781		KBR, Inc	19,876
10,290		Keller Group plc	138
97,433	*	Kendle International, Inc	4,377
220,710	e*	Kosan Biosciences, Inc	347
22,943		Kumho Industrial Co Ltd	1,055
928		Lamda Development S.A.	15
49,380		Landauer, Inc	2,486
159,428	*	LECG Corp	1,492
205,027	e*	Lifecell Corp	8,617
179,331	e*	Luminex Corp	3,524
141,103		MAXIMUS, Inc	5,180
166,288	e*	Maxygen, Inc	1,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,606,518	*	McDermott International, Inc	$88,069
2,421		Medion AG.	61
70,944	*	Michael Baker Corp	1,593
48,391		Mitie Group	232
6,572	e	Monadelphous Group Ltd	84
1,517,183	e	Moody's Corp	52,843
5,536		Mouchel Group plc	48
63,745	e*	MTC Technologies, Inc	1,516
220,538	e*	Myriad Genetics, Inc	8,885
287,408	*	Navigant Consulting, Inc	5,455
170,207	e*	Neurogen Corp	317
3,400	e	Nichii Gakkan Co	49
2,000		Nippon Densetsu Kogyo Co Ltd	14
233,356	e*	Omnicell, Inc	4,690
1,552,225		Paychex, Inc	53,179
24,500	*	Penta-Ocean Construction Co Ltd	30
16,584		Petrofac Ltd	185
134,950	e*	PharmaNet Development Group, Inc	3,405
175	*	Phorm, Inc	9
3,161		Poyry Oyj	79
549,535		QinetiQ plc	2,105
638,665		Quest Diagnostics, Inc	28,912
406,141	*	Regeneron Pharmaceuticals, Inc	7,794
1,158,557	e*	Rentech, Inc	1,031
239,522		Resources Connection, Inc	4,280
160,165	e*	Rigel Pharmaceuticals, Inc	2,989
13,000		Road King Infrastructure	15
15,223		Robert Walters plc	52
27,000		Rotary Engineering Ltd	17
21,610		RPS Group plc	138
198,054	*	RTI Biologics, Inc	1,872
7,109		SAI Global Ltd	18
985,306	e*	SAIC, Inc	18,317
26,385		Samsung Engineering Co Ltd	2,448
291,305	e*	Savient Pharmaceuticals, Inc	5,826
22,826		Savills plc	160
3,769		Scott Wilson Group plc	18
360,768	e*	Seattle Genetics, Inc	3,283
1,174,110		SembCorp Industries Ltd	3,472
163,643	e*	Senomyx, Inc	966
459,151		Serco Group plc	4,135
756,411	*	Shaw Group, Inc	35,657
464,000		Shenzhen Expressway Co Ltd	355
600		Shin Nippon Biomedical Laboratories Ltd	9
3,200		Shinko Plantech Co Ltd	41
8,000		Shui On Construction and Materials Ltd	19
17,823	*	Silex Systems Ltd	82
235,288		SNC-Lavalin Group, Inc	10,196
74,020	*	Stanley, Inc	2,181
4,615	*	Stantec, Inc	135
37,000	*	Swiber Holdings Ltd	68
203,249	e*	Symyx Technologies, Inc	1,524
9	*	Takara Bio, Inc	23
20,713		Taylor Nelson Sofres plc	65
317,593		Tecan Group AG.	19,124
51,991	e*	Tejon Ranch Co	1,940

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
314,274	e*	Telik, Inc	$767
324,507	e*	Tetra Tech, Inc	6,331
1,520,957	e	Toyo Engineering Corp	5,875
11,582	e	Transfield Services Ltd	116
2,884		Trevi Finanziaria S.p.A.	58
20,673	e	United Group Ltd	228
1,109,355	*	URS Corp	36,265
180,585	e*	Verenium Corp	636
13,451		VT Group plc	175
286,412		Watson Wyatt & Co Holdings (Class A)	16,254
446,522		WHK Group Ltd	649
248,332	e	WorleyParsons Ltd	7,596
3,116		WSP Group plc	37
43,000	e*	WuXi PharmaTech Cayman, Inc (ADR)	962
906,600		Zelan BHD	723
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,020,798

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,777,115	*	Centillion Environment & Recycling Ltd	32
9,544	e	Transpacific Industries Group Ltd	77
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	109

FABRICATED METAL PRODUCTS - 0.50%
140		AFG Arbonia-Forster Hldg	42
211,200	*	Alliant Techsystems, Inc	21,866
574,733		Amcor Ltd	3,755
50,572		Ameron International Corp	4,730
399,175		Aptargroup, Inc	15,540
7,000		Asahi Organic Chemicals Industry Co Ltd	19
664,422		Ball Corp	30,524
194,209		Bharat Heavy Electricals	9,978
5,000		Bunka Shutter Co Ltd	16
2,645		CCL Industries (Class B)	77
111,062	*	Chart Industries, Inc	3,758
615,112		China International Marine Containers Co Ltd (Class B)	1,051
1,000		Chofu Seisakusho Co Ltd	20
99,246		CIRCOR International, Inc	4,590
702,632		Commercial Metals Co	21,058
99,941	*	Commercial Vehicle Group, Inc	990
27,898		Compx International, Inc	257
192,971		Crane Co	7,786
3,393,225	*	Crown Holdings, Inc	85,374
65,531	e	Dynamic Materials Corp	2,831
11,744		Geberit AG.	1,750
2,834		Gerresheimer AG.	143
183,812	e*	Griffon Corp	1,581
65,514		Gulf Island Fabrication, Inc	1,882
2,800		Gunnebo AB	32
1,000		Hisaka Works Ltd	17
366,538	e	Hitachi Cable Ltd	1,364
46,000	e	Hitachi Metals Ltd	677
3,103,041		Illinois Tool Works, Inc	149,660
98,732	e	Insteel Industries, Inc	1,148
47,105		Jindal Steel & Power Ltd	2,430
179,109	e	JS Group Corp	2,690
12,000	e	Kitz Corp	71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
80,118	*	Ladish Co, Inc	$2,884
4,997		Landi Renzo S.p.A.	21
55,308	e	Lifetime Brands, Inc	494
518		LISI	53
2,800		Miura Co Ltd	63
187,956	e*	Mobile Mini, Inc	3,571
657,522	e	Mueller Water Products, Inc (Class A)	5,378
126,347	e*	NCI Building Systems, Inc	3,058
6,100		Nibe Industrier AB	57
5,844		Norddeutsche Affinerie AG.	231
1,100		Oiles Corp	23
856,313		Parker Hannifin Corp	59,317
43,450	e*	Park-Ohio Holdings Corp	683
1,298,345		Pentair, Inc	41,417
1,938		Permasteelisa S.p.A	37
51,005	*	PGT, Inc	140
77		Phoenix Mecano AG.	39
745,634		Rexam plc	6,311
4,415		Rotork plc	95
85,921	e	Sanwa Shutter Corp	373
1,000,000		Shin Zu Shing Co Ltd	4,707
141,904		Silgan Holdings, Inc	7,043
199,492	e	Simpson Manufacturing Co, Inc	5,422
40,000		Singamas Container Holdings Ltd	11
159,853	e*	Smith & Wesson Holding Corp	802
322,331		Snap-On, Inc	16,391
1,332		Socotherm S.p.A.	13
331,953	e	Ssab Svenskt Stal AB (Series A)	9,330
26,616		Ssab Svenskt Stal AB (Series B)	683
456,620		Stanley Works	21,744
240,064	e*	Sturm Ruger & Co, Inc	1,978
59,290	e	Sun Hydraulics Corp	1,735
338,650	e*	Taser International, Inc	3,183
1,300		Tocalo Co Ltd	21
8,625	b,m,v*	Tower Automotive, Inc	-	^
86,440	e	Toyo Seikan Kaisha Ltd	1,642
71,030	*	Trimas Corp	374
1,000		Tsukishima Kikai Co Ltd	8
119,689	e	Valmont Industries, Inc	10,519
176,873	e	Watts Water Technologies, Inc (Class A)	4,958
557,735		Yieh Phui Enterprise	269
12		Zehnder Group AG.	17
		TOTAL FABRICATED METAL PRODUCTS	592,802

FISHING, HUNTING, AND TRAPPING - 0.00%**
5,400	*	Copeinca ASA	36
438	e*	Lighthouse Caledonia ASA	-	^
		TOTAL FISHING, HUNTING, AND TRAPPING	36

FOOD AND KINDRED PRODUCTS - 3.77%
363		Agrana Beteiligungs AG.	39
101,059	e	Ajinomoto Co, Inc	1,024
119,741	e	Ajinomoto Co, Inc	545
34,591	e*	American Dairy, Inc	318
182,735		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,630
4,409,070	*	Anheuser-Busch Cos, Inc	209,210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,365,111	*	Archer Daniels Midland Co	$138,508
1,000		Ariake Japan Co Ltd	14
1,354,113	e	Asahi Breweries Ltd	27,916
728,000		Asiatic Development BHD	1,912
307,468		Associated British Foods plc	5,339
1,342		Atria Group plc	34
257,703		AVI Ltd	502
130		Barry Callebaut AG.	113
472,500		Beijing Enterprises Holdings Ltd	1,803
200		Biomar Holding AS	8
747		Bonduelle S.C.A.	90
622		Bongrain S.A.	67
62,963	e*	Boston Beer Co, Inc (Class A)	2,993
2,711	e	Bourbon S.A.	163
263		Brasseries Maroc	70
28,372		Britvic plc	179
459,997	e	Bunge Ltd	39,965
36,847		C&C Group plc	230
655,239		Cadbury Schweppes plc	7,198
920,027		Campbell Soup Co	31,235
1,224	*	Campofrio Alimentacion S.A.	19
11,745	e	Carlsberg AS (Class B)	1,502
1,122,000	*	China Agri-Industries Holdings Ltd	678
20,435	*	CJ CheilJedang Corp	4,540
54,662		Coca Cola Hellenic Bottling Co S.A.	2,546
553,856		Coca-Cola Amatil Ltd	4,302
27,018		Coca-Cola Bottling Co Consolidated	1,665
6	e	Coca-Cola Central Japan Co Ltd	52
13,657,832		Coca-Cola Co	831,352
2,057,763		Coca-Cola Enterprises, Inc	49,798
174,132		Coca-Cola Femsa S.A. de C.V.	988
481,362	e	Coca-Cola West Japan Co Ltd	11,590
530,000		Cofco International Ltd	300
139,522		Companhia de Bebidas das Americas	10,496
1,903,718		ConAgra Foods, Inc	45,594
823,516	*	Constellation Brands, Inc (Class A)	14,552
450,020		Corn Products International, Inc	16,714
76,135		Cosan SA Industria e Comercio	1,128
16,136	m,v*	Cosan SA Industria e Comercio	1
55,698	*	Cott Corp	198
2,660		CSM	91
2,743,246		CSR Ltd	8,023
16,994		Dairy Crest Group plc	158
39,349		Danisco AS	2,874
560,887	*	Darling International, Inc	7,263
7,439		Davide Campari-Milano S.p.A.	72
1,371,777		Del Monte Foods Co	13,073
2,859,597		Diageo plc	57,661
3,600		Doutor Nichires Holdings Co Ltd	71
400		Dydo Drinco, Inc	17
10,260	e	Ebro Puleva S.A.	210
184,874	v	Embotelladora Andina S.A.	592
197,684		Embotelladora Andina S.A.	681
741,321		Empresas Iansa S.A.	50
5,000	e	Ezaki Glico Co Ltd	62
41,459	e	Farmer Bros Co	959

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
517,039		Flowers Foods, Inc	$12,797
1,776,455		Fomento Economico Mexicano S.A. de C.V.	7,473
6,100	e	Fuji Oil Co Ltd	57
1,000		Fujicco Co Ltd	11
2,622,721		General Mills, Inc	157,049
17,197		Glanbia plc	137
815,084		Greencore Group plc	4,813
1,066		Greggs plc	96
3,069,997	e	Groupe Danone	274,520
240,071		Grupo Bimbo S.A. de C.V. (Series A)	1,444
384,260		Grupo Modelo S.A. (Series C)	1,682
2,476		Guala Closures S.p.A.	15
6,800		Guinness Anchor BHD	12
1,387,417		H.J. Heinz Co	65,167
377,798	e*	Hansen Natural Corp	13,336
455,793		Heineken NV	26,473
778,692	e	Hershey Co	29,333
39		Hiestand Holding AG.	69
28,546		Hite Brewery Co Ltd	3,214
1,719		HKScan Oyj	26
281,496		Hormel Foods Corp	11,727
11,758	e	House Foods Corp	175
32,332		Iaws Group plc	755
66,722	e	Imperial Sugar Co	1,256
264,036		InBev NV	23,235
30,000	m,v*	International Hydron Liquidating Trust	1
3,014,460		IOI Corp BHD	6,691
967		Ito En Ltd	11
28,096	e	Ito En Ltd	497
12,000		Itoham Foods, Inc	71
511,633		J Sainsbury plc	3,483
73,126		J&J Snack Foods Corp	2,009
341,083		J.M. Smucker Co	17,262
13,726,600		JG Summit Holdings	3,155
9,000		J-Oil Mills, Inc	25
126,032	e*	Jones Soda Co	440
3,500		Kagome Co Ltd	62
42,675	e	Kaneka Corp	267
1,584,801		Kellogg Co	83,297
111,168		Kerry Group plc (Class A)	3,484
332,800	e	Kikkoman Corp	4,090
1,066,762		Kirin Brewery Co Ltd	20,173
7,243		Koninklijke Wessanen NV	101
9,047,600		Kraft Foods, Inc (Class A)	280,566
2,667,527		Kulim Malaysia BHD	6,630
114,770		Lancaster Colony Corp	4,586
163,059		Lance, Inc	3,196
685		Laurent-Perrier	108
2,364		Laurent-Perrier	98
501		LDC	52
3,000	e	Leroy Seafood Group ASA	67
621		Lindt & Spruengli AG.	2,064
334,436	e	Lion Nathan Ltd	2,674
269		Lotte Chilsung Beverage Co Ltd	253
558		Lotte Confectionery Co Ltd	716
61,558	e*	M&F Worldwide Corp	2,302

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,366		Maple Leaf Foods, Inc	$81
5,000		Marudai Food Co Ltd	12
38,000		Maruha Nichiro Holdings, Inc	59
319,900	e	Matsumotokiyoshi Holdings Co Ltd	6,948
630,586		McCormick & Co, Inc	23,313
37,270	e	Meiji Dairies Corp	224
50,241	e	Meiji Seika Kaisha Ltd	256
5,000		Mercian Corp	10
54,916	e	MGP Ingredients, Inc	384
2,500		Mikuni Coca-Cola Bottling Co Ltd	29
15,000		Mitsui Sugar Co Ltd	51
1,369,930		Molson Coors Brewing Co (Class B)	72,017
25,000	e	Morinaga & Co Ltd	58
9,000		Morinaga Milk Industry Co Ltd	28
50,365	e	National Beverage Corp	386
729,418		Nestle S.A.	364,489
1,336,753	e	Nichirei Corp	6,424
12,000		Nippon Beet Sugar Manufacturing Co Ltd	26
12,000		Nippon Flour Mills Co Ltd	49
23,921	e	Nippon Meat Packers, Inc	353
25,600	e	Nippon Suisan Kaisha Ltd	96
58,000		Nisshin Oillio Group Ltd	225
453,611	e	Nisshin Seifun Group, Inc	4,842
102,035	e	Nissin Food Products Co Ltd	3,439
1,782		Nong Shim Co Ltd	325
78,257		Northern Foods plc	143
9,000		Nosan Corp	22
2,120		Nutreco Holding NV	163
475,808		Olam International Ltd	743
14,561	*	Origin Enterprises plc	118
1,779		Orion Corp	304
1,235,461		Parmalat S.p.A.	4,749
76,883	e*	Peet's Coffee & Tea, Inc	1,808
700		Penford Corp	15
1,310,002		Pepsi Bottling Group, Inc	44,422
447,381		PepsiAmericas, Inc	11,422
11,346,077	*	PepsiCo, Inc	819,187
82,059		Perdigao S.A.	1,880
204,099	*	Performance Food Group Co	6,670
56,841	e	Pernod-Ricard S.A.	5,847
3,609,600		Petra Foods Ltd	3,383
368,100		PPB Group BHD	1,174
42,378		Premier Foods plc	94
309,124		PT Astra Agro Lestari Tbk	868
4,786,014		PT Indofood Sukses Makmur Tbk	1,209
3,704,500		PT Kalbe Farma Tbk	394
26,271	e	Q.P. Corp	271
12,711	e	Raisio plc (V Shares)	29
144,608	*	Ralcorp Holdings, Inc	8,409
117,249	e	Reddy Ice Holdings, Inc	1,528
188,660		Remgro Ltd	4,558
1,088		Remy Cointreau S.A.	73
750,005	e	Reynolds American, Inc	44,273
3,123		Robert Wiseman Dairies plc	28
300		Royal UNIBREW AS	31
338,486		Sadia S.A.	2,006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,070,410	e	Sampo Oyj (A Shares)	$83,133
89,165	e	Sanderson Farms, Inc	3,389
325,000	e	Sapporo Holdings Ltd	2,657
359,032		Saputo, Inc	9,682
2,922,970		Sara Lee Corp	40,863
875		Schouw & Co	71
262,334		Scottish & Newcastle plc	4,113
4,000		Showa Sangyo Co Ltd	10
417,047	*	Smithfield Foods, Inc	10,743
44,000	e	Snow Brand Milk Products Co Ltd	129
1,389	e	SOS Cuetara S.A.	31
33,810	*	Strauss-Elite Ltd	489
30,090	e	Suedzucker AG.	667
872,432		Swire Pacific Ltd (Class A)	9,842
1,100		T Hasegawa Co Ltd	19
36,795	e	Takara Holdings, Inc	253
9,000	e	Takasago International Corp	73
18,440		Tata TEA Ltd	380
163,653		Tate & Lyle plc	1,754
3,750,300		Tingyi Cayman Islands Holding Corp	4,915
194,338	e	Tootsie Roll Industries, Inc	4,897
47,142		Total Produce plc	45
153,589		Toyo Suisan Kaisha Ltd	2,311
188,732	*	TreeHouse Foods, Inc	4,314
1,551,033		Tyson Foods, Inc (Class A)	24,739
53,552		Ulker Gida Sanayi ve Ticaret AS	107
1,000		Unicharm Petcare Corp	31
3,302,254		Unilever plc	111,349
11,537		Uniq plc	23
122,526		United Breweries Co, Inc	866
18,305		United Spirits Ltd	685
2,200,000		Universal Robina Corp	737
52,000		Vitasoy International Holdings Ltd	23
179		Vranken - Pommery Monopole	14
10,323,000	*	Want Want China Holdings Ltd	3,847
1,242,000		Wilmar International Ltd	3,772
1,030,073		Wrigley (Wm.) Jr Co	64,730
139,500	e	Yakult Honsha Co Ltd	4,324
251,592	e	Yamazaki Baking Co Ltd	2,383
140,100		Yantai Changyu Pioneer Wine Co	882
1,500		Yonekyu Corp	12
		TOTAL FOOD AND KINDRED PRODUCTS	4,497,529

FOOD STORES - 0.59%
179,101		Alimentation Couche Tard, Inc	2,808
2,600		Arcs Co Ltd	32
8,885	e	Arden Group, Inc (Class A)	1,271
1,013,274	e	Carrefour S.A.	78,178
4,000		Cawachi Ltd	103
680,027		Centros Comerciales Sudamericanos S.A.	2,910
5,587		Colruyt S.A.	1,438
51,424		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,055
7,227,600	v	CP Seven Eleven PCL	2,387
159,940		Delhaize Group	12,585
21,192		Discount Investment Corp	546
1,887,807		Distribucion y Servicio D&S S.A.	782

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
319,500		FamilyMart Co Ltd	$11,443
69,033		George Weston Ltd	3,176
3,144,373	e	Goodman Fielder Ltd	5,173
199,443	e*	Great Atlantic & Pacific Tea Co, Inc	5,229
536	e	Guyenne et Gascogne S.A.	83
2,700		Hakon Invest AB	63
1,500		Heiwado Co Ltd	23
62,654	e	Ingles Markets, Inc (Class A)	1,541
3,100		Izumi Co Ltd	43
2,110,750		Jeronimo Martins SGPS S.A.	16,962
3,000		Kasumi Co Ltd	16
368,801	e	Kesko Oyj (B Shares)	19,069
400,904		Koninklijke Ahold NV	5,950
5,393,712		Kroger Co	137,000
47,700	e	Lawson, Inc	2,110
146,031	e	Loblaw Cos Ltd	4,326
73,480		Migros Turk TAS	1,079
113,544	e*	Panera Bread Co (Class A)	4,756
128,674	e*	Pantry, Inc	2,712
158,581		Pick'n Pay Stores Ltd	557
399,000		President Chain Store Corp	1,366
247,646		Ruddick Corp	9,128
2,294,425		Safeway, Inc	67,341
1,018,486		Seven & I Holdings Co Ltd	25,544
428,257		Shoprite Holdings Ltd	1,996
628,107		Sonae SPGS S.A.	1,155
1,238,448		Supervalu, Inc	37,129
18,866,265		Tesco plc	141,909
163		Valora Holding AG.	42
26,356		Village Super Market (Class A)	1,357
68,736		Weis Markets, Inc	2,369
658,185	e	Whole Foods Market, Inc	21,700
189,277	*	Winn-Dixie Stores, Inc	3,399
3,493,032		WM Morrison Supermarkets plc	19,012
1,932,255		Woolworths Ltd	51,211
1,650	*	X 5 Retail Group NV (GDR)	49
400		Yaoko Co Ltd	11
		TOTAL FOOD STORES	710,124

FORESTRY - 0.08%
25,632		Great Southern Ltd	40
43,726	e	Gunns Ltd	125
11,000		Hokuetsu Paper Mills Ltd	50
678,638		Rayonier, Inc	29,480
959,077	*	Weyerhaeuser Co	62,378
		TOTAL FORESTRY	92,073

FURNITURE AND FIXTURES - 0.21%
1,506		Beter BED Holding NV	34
2,736		Dorel Industries, Inc (Class B)	81
3,500		Ekornes ASA	64
144,108	e	Ethan Allen Interiors, Inc	4,097
367		Faurecia	19
6,000		France Bed Holdings Co Ltd	8
298,460	e	Furniture Brands International, Inc	3,492
362,139		Herman Miller, Inc	8,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
258,906	*	Hillenbrand Industries, Inc	$12,376
311,328	e	HNI Corp	8,372
64,174	e	Hooker Furniture Corp	1,434
26,000		HTL International Holdings Ltd	7
1,273	e	Hunter Douglas NV	86
309,790		Interface, Inc (Class A)	4,352
1,800		Itoki Corp	11
3,339,327		Johnson Controls, Inc	112,869
36,000		Kenwood Corp	40
139,382		Kimball International, Inc (Class B)	1,494
277,273	e	La-Z-Boy, Inc	2,312
1,049,806	e	Leggett & Platt, Inc	16,009
3,339,208		Masco Corp	66,216
824		Mecalux S.A.	27
10,031	e	Neopost S.A.	1,126
2,000		Okamura Corp	14
800	e	Paramount Bed Co Ltd	11
45,000		Samson Holding Ltd	11
234,045	e	Sealy Corp	1,779
250,029	e*	Select Comfort Corp	900
487,238	e	Tempur-Pedic International, Inc	5,360
5,000		Uchida Yoko Co Ltd	22
1,244		Villeroy & Boch AG.	17
		TOTAL FURNITURE AND FIXTURES	251,538

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
1,077,271	e*	Bed Bath & Beyond, Inc	31,780
900	e*	Bell Microproducts, Inc	2
1,511,627	e	Circuit City Stores, Inc	6,016
508,922		DSG International plc	641
3,844		Dunelm Group plc	12
918,038	*	GameStop Corp (Class A)	47,472
57,994	*	Grupo Elektra S.A. de CV	1,583
10,492	e	GUD Holdings Ltd	93
1,376,656	e	Harvey Norman Holdings Ltd	4,919
121,079	e	Haverty Furniture Cos, Inc	1,288
14,300	e*	hhgregg, Inc	161
6,313	e	JB Hi-Fi Ltd	52
5,000	e	Joshin Denki Co Ltd	52
670,054		Kesa Electricals plc	2,736
338,634		Knoll, Inc	3,908
4,500		Kohnan Shoji Co Ltd	57
2,800	e	Komeri Co Ltd	68
4,300		K's Holdings Corp	86
229,871	e*	Mohawk Industries, Inc	16,461
28,100	e	Nitori Co Ltd	1,590
536,885	e*	Pier 1 Imports, Inc	3,372
336,806		Shimachu Co Ltd	10,120
380,203		Steelcase, Inc (Class A)	4,205
765,438		Steinhoff International Holdings Ltd	1,708
169,094	e	Tuesday Morning Corp	876
906,852	*	Waterford Wedgwood plc	21
374,165	e	Williams-Sonoma, Inc	9,070
172,878	e	Yamada Denki Co Ltd	14,915
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	163,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
GENERAL BUILDING CONTRACTORS - 0.45%
1,910,722		Amec plc	$27,436
9,636	e	Amrep Corp	504
162,000		ASK Planning Center, Inc	476
366,016	e	Asunaro Aoki Construction Co Ltd	1,964
32,654	e*	Avatar Holdings, Inc	1,423
331,180		Aveng Ltd	2,368
127,581		Balfour Beatty plc	1,193
259,822		Barratt Developments plc	2,132
213,947	e	Beazer Homes USA, Inc	2,022
13,165		Becton Property Group	26
15,785		Bellway plc	280
83,464		Berkeley Group Holdings plc	1,845
57,565	e	Bilfinger Berger AG.	4,958
65,927	e	Brookfield Homes Corp	1,108
19,562		Carillion plc	153
1,079,728	e	Centex Corp	26,140
1,002,000		Century City International	14
350,737		Cheung Kong Infrastructure Holdings Ltd	1,408
2,100	e	Cleanup Corp	10
493,180		Consorcio ARA, S.A. de C.V.	502
339,529	*	Corp GEO S.A. de C.V. (Series B)	1,083
87,919		CRH plc	3,326
20,000		Daikyo, Inc	42
61,200	e	Daito Trust Construction Co Ltd	3,156
627,101	e	Daiwa House Industry Co Ltd	6,209
168,750		DLF Ltd	2,716
1,533,734	e	DR Horton, Inc	24,156
2,500,000		Eastern & Oriental BHD	1,407
209,104	e	Eiffage S.A.	20,336
1,622,723		Fletcher Building Ltd	10,704
3,000		Fujitec Co Ltd	17
18,362		Galliford Try plc	24
2,723,603		Haseko Corp	4,017
26,265		Hellenic Technodomiki Tev S.A.	321
12,403		Hochtief AG.	1,136
17		Hoosiers Corp	6
204,596	e*	Hovnanian Enterprises, Inc (Class A)	2,169
51,615		Hyundai Development Co	3,523
5,665,550		IJM Corp BHD	10,805
10,853	e	Imerys S.A.	995
820	*	Implenia AG.	25
15,497	e*	Impregilo S.p.A.	84
10,781,508	v	Italian-Thai Development PCL	2,705
2,930		J&P-Avax SA	25
6,200		JM AB	146
617,508	e	Kajima Corp	1,747
594,268	e	KB Home	14,696
4,059		Kier Group plc	111
4,435		Koninklijke BAM Groep NV	105
14,000		Kumagai Gumi Co Ltd	15
301		Lemminkainen Oyj	17
524,638		Lend Lease Corp Ltd	6,353
525,677	e	Lennar Corp (Class A)	9,888
85,368	e	M/I Homes, Inc	1,450
7,000		Maeda Corp	20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
173		Maisons France Confort	$9
516,300	*	Malaysian Resources Corp BHD	220
132,315	e	McGrath RentCorp	3,190
18,095		McInerney Holdings plc	34
523,819		MDC Holdings, Inc	22,938
8,510		Mears Group plc	46
142,426	e*	Meritage Homes Corp	2,752
2,237		Michaniki S.A.	12
8,083		Michaniki S.A.	61
1,200	*	Misawa Homes Co Ltd	6
9,348		Mota Engil SGPS S.A.	71
54,177		MRV Engenharia e Participacoes S.A.	963
54,748	e*	NVR, Inc	32,712
422,407	e	Obayashi Corp	1,771
3,218	e	Obrascon Huarte Lain S.A.	119
57,907	e*	Palm Harbor Homes, Inc	305
4,000		PanaHome Corp	26
6,899	*	PBG S.A.	992
190,498	*	Perini Corp	6,902
316,368		Persimmon plc	4,803
1,603,063	e	Pulte Homes, Inc	23,325
428,765	*	Puravankara Projects Ltd	2,576
106,000		PYI Corp Ltd	25
7,885		Redrow plc	51
1,243		Renta Corp Real Estate S.A.	22
7,864		ROK plc	19
15,993	e	Ruukki Group Oyj	58
989,151	e	Ryland Group, Inc	32,533
30,889	e	Sacyr Vallehermoso S.A.	1,073
556,796	e	Sekisui Chemical Co Ltd	3,368
312,629	e	Sekisui House Ltd	2,892
5,506,000		Shanghai Forte Land Co	2,045
376,100		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	765
373,842	e	Shimizu Corp	1,718
2,000		Sjaelso Gruppen	57
115,226	e	Skanska AB (B Shares)	2,308
280,648		Sobha Developers Ltd	4,223
369,671	e	Standard-Pacific Corp	1,797
6,800	e	Sumitomo Forestry Co Ltd	47
13,525	e	Sunland Group Ltd	31
4,600	e	Suruga Corp	13
48,000	*	SxL Corp	23
619,425	e	Taisei Corp	1,578
166,193	e	Takamatsu Corp	2,668
927,609		Taylor Woodrow plc	3,452
73,890	*	Team, Inc	2,017
10,855	v*	Technical Olympic S.A.	10
12,596		Teixeira Duarte - Engenharia Construcoes S.A.	30
17,460		Titan Cement Co S.A.	742
83,504	e	Toda Corp	343
390		Token Corp	13
7,830		Tokyu Construction Co Ltd	28
682,354	*	Toll Brothers, Inc	16,022
15,000		United Engineers Ltd	43
343,582	*	Urbi Desarrollos Urbanos S.A. de C.V	1,127
5,400		Veidekke ASA	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,662,389	e	Vinci S.A.	$120,176
301,810		Walter Industries, Inc	18,902
168,523	e*	WCI Communities, Inc	565
37,729		YIT Oyj	1,070
		TOTAL GENERAL BUILDING CONTRACTORS	535,237

GENERAL MERCHANDISE STORES - 1.46%
258,521	e*	99 Cents Only Stores	2,557
510,821	e	Aeon Co Ltd	6,088
1,041,694	e*	Big Lots, Inc	23,230
409,709	*	BJ's Wholesale Club, Inc	14,623
39,767	e	Bon-Ton Stores, Inc	218
285,021		Casey's General Stores, Inc	6,441
64,853	e*	Conn's, Inc	1,058
2,594,248		Costco Wholesale Corp	168,548
5,800	*	Daiei, Inc	34
67,031		David Jones Ltd	223
215,593	e	Dillard's, Inc (Class A)	3,710
1,520,210		Family Dollar Stores, Inc	29,644
559,000		Far Eastern Department Stores Co Ltd	927
218,200	e	Fred's, Inc	2,237
72,000	e	Hankyu Department Stores, Inc	483
82,456		Hola Home Furnishings Co Ltd	65
13,035		Hyundai Department Store Co Ltd	1,257
1,049,500	*	Intime Department Store Group Co Ltd	754
145,000	e,v	Isetan Co Ltd	1,685
369,920		J Front Retailing Co Ltd	2,360
2,800	e	Japan Airport Terminal Co Ltd	61
1,093,148		JC Penney Co, Inc	41,223
20,080	e*	KarstadtQuelle AG.	402
25,000		Keihan Electric Railway Co Ltd	115
371,484	e	Keio Corp	2,068
1,043,489	e	Kintetsu Corp	3,727
257,900		Lojas Americanas S.A.	1,918
104,921		Lojas Renner S.A.	1,979
3,368,548		Macy's, Inc	77,679
2,748,556		Marks & Spencer Group plc	21,124
227,500	e	Marui Co Ltd	2,422
1,600	e	Matsuya Co Ltd	38
31,000		Metro Holdings Ltd	16
314,900	e,v	Mitsukoshi Ltd	1,229
4,138		Mothercare plc	34
1,421,912	*	New World Department Store China Ltd	1,653
2,419		North West Co Fund	44
144,250		PPR	21,373
1,664		Rallye S.A.	105
144,679	e*	Retail Ventures, Inc	702
268,109		SACI Falabella	1,451
734,350	e*	Saks, Inc	9,157
1,667	*	Sears Canada, Inc	37
15,665		Shinsegae Co Ltd	9,870
159,003	e	Stein Mart, Inc	894
2,701		Stockmann Oyj Abp (B Share)	128
223,300	e	Takashimaya Co Ltd	2,511
4,300,243		Target Corp	217,936
4,110,563		TJX Cos, Inc	135,936

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,617,119	e	Tobu Railway Co Ltd	$13,968
1,493,916	e	Tokyu Corp	7,613
136,400	e	UNY Co Ltd	1,305
2,466,689		Wal-Mart de Mexico S.A. de C.V. (Series V)	10,444
16,904,487		Wal-Mart Stores, Inc	890,528
22,729		Warehouse Group Ltd	105
12,000		Wing On Co International Ltd	20
144,029		Woolworths Group plc	31
		TOTAL GENERAL MERCHANDISE STORES	1,745,988

HEALTH SERVICES - 0.89%
138,019	e*	Alliance Imaging, Inc	1,187
155,756	e*	Amedisys, Inc	6,127
65,169	e*	American Dental Partners, Inc	630
881,095		AmerisourceBergen Corp	36,107
179,344	e*	Amsurg Corp	4,247
289,172	*	Apria Healthcare Group, Inc	5,711
274,634	e*	Assisted Living Concepts, Inc (A Shares)	1,618
3,944		Athens Medical Center S.A.	19
56,113	e*	Bio-Reference Labs, Inc	1,483
992,764	*	Bioton S.A.	361
1,700	*	Biovitrum AB	21
162,377	e	Brookdale Senior Living, Inc	3,881
1,798,300	v	Bumrungrad Hospital PCL	1,942
1,740,928		Cigna Corp	70,629
2,476	*	Clinica Baviera S.A.	59
4,258		CML Healthcare Income Fund	66
8,333	e	Coloplast AS (Class B)	761
567,557	*	Community Health Systems, Inc	19,053
1,868	*	Corp Dermoestetica	17
48,047	*	Corvel Corp	1,470
301,948	*	Covance, Inc	25,053
968,016	*	Coventry Health Care, Inc	39,059
191,679	e*	Cross Country Healthcare, Inc	2,371
197,536	e*	CryoLife, Inc	1,857
644,510	*	DaVita, Inc	30,782
19,606		Diagnosticos da America S.A.	390
237,359	*	Edwards Lifesciences Corp	10,574
87,290	e*	eHealth, Inc	1,927
51,193	e*	Emeritus Corp	1,068
15,814		Ensign Group, Inc	147
159,726	e*	Enzo Biochem, Inc	1,452
1,536		Euromedica S.A.	21
1,160,217	*	Express Scripts, Inc	74,625
2,784		Extendicare Real Estate Investment Trust	32
1,856,666		Fraser and Neave Ltd	6,542
408,252	e	Fresenius Medical Care AG.	20,528
69,750	e*	Genomic Health, Inc	1,318
47,447	*	Genoptix, Inc	1,187
164,733	*	Gentiva Health Services, Inc	3,585
205,082	e	Getinge AB (B Shares)	5,315
914,994	e*	Health Management Associates, Inc (Class A)	4,840
21,652	e	Healthscope Ltd	103
3,597,967	a*	Healthsouth Corp	64,008
218,197	e*	Healthways, Inc	7,711
2,400	*	Hooper Holmes, Inc	2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
148,720	e*	Hythiam, Inc	$180
2,219		Iaso S.A.	34
330,774	e*	Immunomedics, Inc	929
124,802		Intertek Group plc	2,556
380,824		Japan Care Service Corp	554
1,990		Japan Longlife Co Ltd	503
168,611	*	Kindred Healthcare, Inc	3,688
9,719	*	Laboratorios Almirall S.A.	198
483,304	*	Laboratory Corp of America Holdings	35,610
106,199	e	LCA-Vision, Inc	1,327
86,555	e*	LHC Group, Inc	1,454
220,158	*	LifePoint Hospitals, Inc	6,048
343,366	*	Lincare Holdings, Inc	9,652
225,730	e*	Magellan Health Services, Inc	8,959
123,808	*	Matria Healthcare, Inc	2,761
1,589,417		McKesson Corp	83,238
150,924	*	MDS, Inc	2,941
52,399	*	Medcath Corp	954
3,581,437	*	Medco Health Solutions, Inc	156,831
337,366		Mindray Medical International Ltd (ADR)	9,763
36,521	e	National Healthcare Corp	1,779
579,691	e*	Nektar Therapeutics	4,023
46,087		Nestor Healthcare Group plc	40
928,883		Network Healthcare Holdings Ltd	979
112,808	e*	Nighthawk Radiology Holdings, Inc	1,056
5,800	e	Nihon Kohden Corp	133
202,132	*	Odyssey HealthCare, Inc	1,819
558,296	e	Omnicare, Inc	10,139
1,673	*	Orpea	101
1,100	*	Osteotech, Inc	5
2,196,834		Parkway Holdings Ltd	5,107
202,094	*	Pediatrix Medical Group, Inc	13,621
426,618		Pharmaceutical Product Development, Inc	17,875
6,870	*	Pharming Group NV	10
116,900	*	Pharmstandard (GDR)	2,747
330,274	e	Primary Health Care Ltd	1,826
283,385	e*	Psychiatric Solutions, Inc	9,612
49,000		Raffles Medical Group Ltd	44
168,598	e	Ramsay Health Care Ltd	1,656
98,832	*	RehabCare Group, Inc	1,482
6,150		Rhoen Klinikum AG.	182
8,265	e*	Sirtris Pharmaceuticals, Inc	107
131,075	e*	Skilled Healthcare Group, Inc (Class A)	1,439
560,810		Sonic Healthcare Ltd	7,047
132,597	e*	Stereotaxis, Inc	785
2,673	e	Straumann Holding AG.	763
259,752	*	Sun Healthcare Group, Inc	3,413
243,703	e*	Sunrise Senior Living, Inc	5,430
6,774		Synergy Healthcare plc	87
1,889,173	e*	Tenet Healthcare Corp	10,693
1,830,000	*	Town Health International Holdings Co Ltd	35
59,500	*	Triple-S Management Corp (Class B)	1,050
509,462		Universal Health Services, Inc (Class B)	27,353
17,403	e*	Virtual Radiologic Corp	266
3,136,770	*	WellPoint, Inc	138,426
		TOTAL HEALTH SERVICES	1,059,196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.19%
1,819		Abengoa S.A.	$65
258,004	e	Abertis Infraestructuras S.A.	8,407
158,354	e	ACS Actividades Cons y Servicios S.A.	9,018
9,983		Astaldi S.p.A.	77
3,999		Athens Water Supply & Sewage Co S.A.	59
3,400	*	Awilco Offshore ASA	35
245,000	v	Bangkok Expressway PCL	158
79,726		Biffa plc	552
3,864	e	Boskalis Westminster	223
1,631,979		Bouygues S.A.	103,678
91,938	e	Chiyoda Corp	835
1,061		Compagnie d'Entreprises CFE	103
28,075	e*	Comverge, Inc	290
141,244		ConnectEast Group	169
26,133		Daelim Industrial Co	3,338
349,756	*	Empresas ICA Sociedad Controladora S.A. de C.V.	2,079
16,501	e	Fomento de Construcciones y Contratas S.A.	1,086
846,037	*	Foster Wheeler Ltd	47,903
24,900		Fudo Tetra Corp	23
4,368,700		Gamuda BHD	4,507
2,137		GEK Group of Cos S.A.	25
85,415		Gemina S.p.A.	126
333,221		Giken Seisakusho Co, Inc	1,304
186,190	e	Granite Construction, Inc	6,090
11,642		Great Lakes Dredge & Dock Corp	60
21,243		Grupo Ferrovial S.A.	1,542
48,232		GS Engineering & Construction Corp	7,062
4,000,055		Guangzhou Investment Co Ltd	828
3,000		Hitachi Plant Technologies Ltd	9
31,000		Hyflux Ltd	68
36,141		Hyundai Engineering & Construction Co Ltd	3,138
21,314	*	Jarvis plc	7
3,000		Maeda Road Construction Co Ltd	25
149,086	*	Matrix Service Co	2,561
276,853		Murray & Roberts Holdings Ltd	3,260
5,500		NCC AB (B Shares)	160
3,000		Nippo Corp	17
116,853	e	Nishimatsu Construction Co Ltd	251
75,696	e	Okumura Corp	386
65,989		Orascom Construction Industries	4,976
9,100		Peab AB	97
5,340,680		PT Truba Alam Manunggal Engineering	493
2,200		SHO-BOND Holdings Co Ltd	27
71		STRABAG AG.	25
2,000		Taihei Dengyo Kaisha Ltd	15
10,000		Takuma Co Ltd	27
1,120		Tecnicas Reunidas S.A.	85
1,141		Terna S.A.	13
7,100	*	TK Development	92
18,000		Toa Corp/Tokyo	15
9,895		Tognum AG.	217
2,000		Toshiba Plant Systems & Services Corp	16
23,000	*	Toyo Construction Co Ltd	15
1,224,531	e	Transurban Group	7,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
582,900		UEM World BHD	$591
733		Vianini Lavori S.p.A.	10
3,848,713		YTL Corp BHD	8,904
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	232,416

HOLDING AND OTHER INVESTMENT OFFICES - 1.86%
453,419		3i Group plc	7,469
900	*	4Kids Entertainment, Inc	9
31,486		Aberdeen Asset Management plc	87
174,792	e	Acadia Realty Trust	4,221
1,896		Ackermans & Van Haaren	197
507,034	e*	Affiliated Managers Group, Inc	46,008
60,852	e	Agree Realty Corp	1,670
325,714	e	Alesco Financial, Inc	938
10,324	e*	Alexander's, Inc	3,660
166,588		Alexandria Real Estate Equities, Inc	15,446
854,827		Allan Gray Property Trust	638
23,487,600		Allco Commercial Real Estate Investment Trust	13,992
1,652,860	e	Allco Finance Group Ltd	717
663,259	e	Allied Capital Corp	12,224
1,422		Allied Properties Real Estate Investment Trust	27
563,194		AMB Property Corp	30,649
139,640		American Campus Communities, Inc	3,821
675,176		American Financial Realty Trust	5,361
25,000		American Land Lease, Inc	514
89,963	e*	Ampal American Israel (Class A)	576
2,442,360		Annaly Mortgage Management, Inc	37,417
351,940	e	Anthracite Capital, Inc	2,323
354,829		Anworth Mortgage Asset Corp	2,175
708,238	e	Apartment Investment & Management Co (Class A)	25,362
612,344	e	Apollo Investment Corp	9,693
64,068	e	Arbor Realty Trust, Inc	966
337,964		ARC Energy Trust	8,686
62,000		Ascott Residence Trust	58
655,153	e	Ashford Hospitality Trust, Inc	3,721
24,985		Ashmore Group plc	139
54	e	Asset Managers Co Ltd	38
127,311		Associated Estates Realty Corp	1,456
58,649	e	Australian Infrastructure Fund	146
397,703		AvalonBay Communities, Inc	38,386
98		AVW Invest AG.	21
123,522		Ayala Corp	1,168
52,061		Babcock & Brown Japan Property Trust	51
2,303,360	e	Babcock & Brown Wind Partners	3,242
1,125		Befimmo SCA Sicafi	137
1,623		Bellevue Group AG.	112
385,605		BioMed Realty Trust, Inc	9,212
17,521		Boardwalk Real Estate Investment Trust	649
34,021		Bodycote International plc	126
646,733		Boston Properties, Inc	59,545
2,163	*	Boursorama	24
466,253		Brandywine Realty Trust	7,908
196,068	e	BRE Properties, Inc (Class A)	8,933
32,186		Brewin Dolphin Holdings plc	88
797,000	e	Brookfield Asset Management, Inc	21,477
37,414	e	BRT Realty Trust	524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,180	*	BTG plc	$26
10,832		Bunnings Warehouse Property Trust	19
3,785		Calloway Real Estate Investment Trust	74
255,575		Camden Property Trust	12,830
3,200		Canadian Apartment Properties REI	49
1,550		Canadian Real Estate Investment Trust	41
2,623,800	e	CapitaCommercial Trust	4,232
228,879		Capital Lease Funding, Inc	1,778
16,083	e	Capital Southwest Corp	1,990
79,345	e	Capital Trust, Inc (Class A)	2,138
2,356,159		CapitaMall Trust	5,906
22,000		CapitaRetail China Trust	21
4,580		CapMan Oyj (B Shares)	18
637,297		CBL & Associates Properties, Inc	14,996
205,899	e	CBRE Realty Finance, Inc	830
28,000		CDL Hospitality Trusts	42
293,134		Cedar Shopping Centers, Inc	3,424
1,551,397	e	CFS Gandel Retail Trust	3,077
46,773		Challenger Diversified Property Group	33
16,184		Charter Hall Group	21
39,175	e	Cherokee, Inc	1,319
96,000	*	China Chengtong Development Group Ltd	12
887,927		China Merchants Holdings International Co Ltd	4,216
83,506		CI Financial Income Fund	1,773
9,152		City Pacific Ltd	10
3,816	*	Climate Exchange plc	140
46,358		Cofide S.p.A.	53
5,508		Cofinimmo	1,191
188,110		Colonial Properties Trust	4,524
2,200		Cominar Real Estate Investment Trust	44
1,009,910	e	Commonwealth Property Office Fund	1,228
122,885		Companhia de Concessoes Rodoviarias	1,813
2,383		Corp Financiera Alba	157
221,521		Corporate Office Properties Trust	7,445
211,909		Cousins Properties, Inc	5,236
20		Creed Office Investment Corp	66
10		Crescendo Investment Corp	31
5	e	Cross Timbers Royalty Trust	-	^
145,656	e	Crystal River Capital, Inc	1,301
20		DA Office Investment Corp	88
1,855		DAB Bank AG.	16
962,911		DCT Industrial Trust, Inc	9,591
295,267	e	Deerfield Capital Corp	416
1,131		Deutsche Beteiligungs AG.	29
478,764		Developers Diversified Realty Corp	20,051
561,144		DiamondRock Hospitality Co	7,110
279,848	e	Digital Realty Trust, Inc	9,935
529,432		Douglas Emmett, Inc	11,679
1,164,301		Duke Realty Corp	26,558
126,783	e	EastGroup Properties, Inc	5,890
1,861	*	Eco Business-Immobilien AG.	21
174,256	e	Education Realty Trust, Inc	2,190
5,441	*	EM.Sport Media AG.	23
88,000		Emperor International Holdings	35
121,519	e*	Energy Infrastructure Acquisition Corp	1,209
36,962		Enodis plc	102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
172,337	e	Entertainment Properties Trust	$8,501
139,768		Equity Lifestyle Properties, Inc	6,900
188,355	e	Equity One, Inc	4,515
1,234,559		Equity Residential	51,222
132,577	e	Essex Property Trust, Inc	15,111
113,544		Eurazeo	14,520
21,270		Evolution Group plc	44
400,768	e	Extra Space Storage, Inc	6,488
415,036		Federal Realty Investment Trust	32,352
428,016		FelCor Lodging Trust, Inc	5,149
242,670	e	First Industrial Realty Trust, Inc	7,496
266,000		First Pacific Co	175
138,983	e	First Potomac Realty Trust	2,136
837		Fonciere Des Regions	123
24,000		Fortune Real Estate Investment Trust	16
1,045,500	*	Fosun International	705
301,467	e	Franklin Street Properties Corp	4,317
63,000		Frasers Centrepoint Trust	57
851,891	e	Friedman Billings Ramsey Group, Inc (Class A)	1,448
5		Frontier Real Estate Investment Corp	43
4	e	Fukuoka REIT Corp	24
1,283,153		General Growth Properties, Inc	48,978
5,923,640		Genting BHD	12,131
151,297	*	Getin Holding S.A.	846
101,505	e	Getty Realty Corp	1,617
1,703		Gimv NV	128
83,286	e	Gladstone Capital Corp	1,558
201,567	e	Glimcher Realty Trust	2,411
5		Global One Real Estate Investment Corp	56
169,314	e	GMH Communities Trust	1,470
1,419,000		GOME Electrical Appliances Holdings Ltd	3,260
93,126		Goodman Property Trust	97
2,757,632		GPT Group	8,191
155,174	e	Gramercy Capital Corp	3,248
109,553		Great Portland Estates plc	1,151
76,296		Groupe Bruxelles Lambert S.A.	9,310
3,325	e*	Groupe Bruxelles Lambert S.A.	-	^
7,966	*	Groupe Eurotunnel S.A.	132
20,374		GS Holdings Corp	793
7,721,573		Guinness Peat Group plc	9,956
3,374		H&R Real Estate Investment	64
4		Hankyu Reit, Inc	24
705		HCI Capital AG.	16
1,414,785		HCP, Inc	47,834
357,959		Health Care REIT, Inc	16,155
295,194	e	Healthcare Realty Trust, Inc	7,719
380,003		Heineken Holding NV	19,108
214,020		Hersha Hospitality Trust	1,933
77,519	*	HFF, Inc (Class A)	388
288,500	e*	Hicks Acquisition Co I, Inc	2,648
320,492		Highwoods Properties, Inc	9,958
282,235	e*	Hilltop Holdings, Inc	2,935
121,600		HKR International Ltd	83
192,385		Home Properties, Inc	9,233
31,000		Hong Fok Corp Ltd	22
357,996		Hospitality Properties Trust	12,179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,331,003		Host Marriott Corp	$37,110
174,201		Housing Development Finance Corp	10,333
828,520		HRPT Properties Trust	5,576
333,257	e*	Immoeast AG.	3,209
510,146	e	IMPAC Mortgage Holdings, Inc	648
36,452		Infratil Ltd	61
2,067,955	e	ING Industrial Fund	4,025
167,942		ING Office Fund	203
397,880	e	Inland Real Estate Corp	6,052
14,730		Intek S.p.A.	14
702		Intervest Offices	32
904,800		Investimentos Itau S.A.	5,311
336,545		Investors Real Estate Trust	3,291
12,549	*	IP Group plc	27
125,188		Is Gayrimenkul Yatirim Ortakligi AS	96
683,154	e	iStar Financial, Inc	9,585
199,473	*	Istituto Finanziario Industriale S.p.A.	5,492
227,200	e*	Jafco Co Ltd	7,567
274,514	e*	Jamba, Inc	727
885,000		Japan Asia Investment Co Ltd	3,498
8		Japan Excellent, Inc	49
4		Japan Hotel and Resort Inc	13
6		Japan Logistics Fund Inc	40
1,444		Japan Prime Realty Investment Corp	4,766
293	e	Japan Real Estate Investment Corp	3,410
550		Japan Retail Fund Investment Corp	3,471
156,218	e	JER Investors Trust, Inc	1,325
525,764	e	JFE Holdings, Inc	23,313
5		Joint Reit Investment Corp	14
11,612		KBC Ancora	1,195
9		Kenedix Realty Investment Corp	54
141,329		Kilroy Realty Corp	6,941
909,915		Kimco Realty Corp	35,641
158,919		Kite Realty Group Trust	2,225
7,786,600		KLCC Property Holdings BHD	7,109
13,123,500	*	KWG Property Holding Ltd	11,096
1,086,739		Land Securities Group plc	32,546
233,952		LaSalle Hotel Properties	6,721
438,631	e	Lexington Corporate Properties Trust	6,321
43,292		LG Corp	3,265
792,405		Liberty Property Trust	24,652
3,102,300	*	Lippo-Mapletree Indonesia Retail Trust	1,341
142,123		LTC Properties, Inc	3,654
246,219	e,v	Luminent Mortgage Capital, Inc	143
363,587		Macerich Co	25,549
262,583		Mack-Cali Realty Corp	9,377
205,287	e	Macquarie Communications Infrastructure Group	788
52,116	e	Macquarie CountryWide Trust	56
91,405	e	Macquarie DDR Trust	35
5,854,573	e	Macquarie Infrastructure Group	14,874
9,408		Macquarie Leisure Trust Group	22
78,000		Macquarie MEAG Prime REIT	70
28,831	e	Macquarie Media Group Ltd	97
3,109,804	e	Macquarie Office Trust	2,586
204,442	e	Maguire Properties, Inc	2,926
5,563,410		Man Group plc	61,225

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,656,900		Mapletree Logistics Trust	$1,921
2,516	*	Martifer SGPS S.A.	34
331,228	e	Medical Properties Trust, Inc	3,749
6,974	*	Meinl Airports International AG.	47
761,813		Melco International Development	1,059
275,972	e*	Meruelo Maddux Properties, Inc	701
664,946		MFA Mortgage Investments, Inc	4,189
9		MID Reit, Inc	35
147,774		Mid-America Apartment Communities, Inc	7,365
572,929		Midland Holdings Ltd	567
28,000		Minth Group Ltd	29
337,319	e	Mission West Properties, Inc	3,188
337	*	Mobimo Holding AG.	66
2,815		Morguard Real Estate Investment Trust	35
8		Mori Hills REIT Investment Corp	51
6		Mori Trust Sogo Reit, Inc	51
688		MPC Muenchmeyer Petersen Capital AG.	48
275,600	*	Mulpha International BHD	78
147,825		MVC Capital, Inc	2,253
135,993		National Health Investors, Inc	4,250
443,551		National Retail Properties, Inc	9,780
14,137		Nationale A Portefeuille	1,077
596,956		Nationwide Health Properties, Inc	20,147
11		New City Residence Investment Corp	34
217,914	e	Newcastle Investment Corp	1,800
220,475	e*	NexCen Brands, Inc	756
6		Nippon Accommodations Fund, Inc	29
729		Nippon Building Fund, Inc	9,215
38		Nippon Commercial Investment Corp	147
15		Nippon Residential Investment Corp	52
7,587	e	Nobel Biocare Holding AG.	1,765
2,470,982		Noble Group Ltd	3,949
183		Nomura Real Estate Office Fund, Inc	1,483
333,892	e	NorthStar Realty Finance Corp	2,728
211,612	*	NRDC Acquisition Corp	1,945
3,361	e	NTT Urban Development Corp	4,822
1,124,690		NWS Holdings Ltd	3,815
422,193		Omega Healthcare Investors, Inc	7,329
3,514		Ordina NV	58
12		Orix JREIT, Inc	70
97,000		Pacific Century Premium Developments Ltd	35
103,141		Parkway Properties, Inc	3,812
3,083		Partners Group	448
104,724	e	PennantPark Investment Corp	891
202,754	e	Pennsylvania Real Estate Investment Trust	4,945
7,614	*	Pinetree Capital Ltd	23
1,027,570		Plum Creek Timber Co, Inc	41,822
58,000		Poly Hong Kong Investment Ltd	37
5,211,160		Polytec Asset Holdings Ltd	1,266
292,346		Post Properties, Inc	11,290
213,450		Potlatch Corp	8,809
6		Premier Investment Co	36
1,417		Primaris Retail Real Estate Investment Trust	23
1,751,285		Prologis	103,081
132,928	e	Prospect Capital Corp	2,023
120,280		PS Business Parks, Inc	6,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,005		PSP Swiss Property AG.	$2,363
619,045		Public Storage, Inc	54,860
19,101		RAB Capital plc	20
345,362	e	RAIT Investment Trust	2,397
94,222		Ramco-Gershenson Properties	1,989
4,252		Rathbone Brothers	89
5,800		Ratos AB (B Shares)	195
564,037	e	Realty Income Corp	14,451
133,021	e	Redwood Trust, Inc	4,835
61,045,000		Regal Real Estate Investment Trust	14,119
344,946		Regency Centers Corp	22,339
115,737	e	Resource Capital Corp	876
351,152		RioCan Real Estate Investment Trust	7,082
315,174		RMB Holdings Ltd	952
59,814		Saul Centers, Inc	3,005
1,633		Sechilienne-Sidec	126
15		Secured Capital Japan Co Ltd	23
531,042		Senior Housing Properties Trust	12,586
537,000		Shanghai Industrial Holdings Ltd	2,029
1,357,500		Shimao Property Holdings Ltd	2,435
394,603		Shinhan Financial Group Co Ltd	20,839
112,000		Silver Grant International	16
1,329,718		Simon Property Group, Inc	123,544
372,571		SL Green Realty Corp	30,353
8,913,552		SM Prime Holdings	1,814
324		Societe Fonciere Financiere et de Participations FFP	38
487		Societe Immobiliere de Location pour l'Industrie et le Commerce	74
11,275	*	Sonae Capital SGPS S.A.	25
118,780		Sovran Self Storage, Inc	5,073
7,795	e	Sponda Oyj	102
439,289	e	Strategic Hotels & Resorts, Inc	5,768
98,615		Sun Communities, Inc	2,022
54,000		Sunlight Real Estate Investment Trust	15
362,584		Sunstone Hotel Investors, Inc	5,805
240,552		Suntec Real Estate Investment Trust	253
172,982	e	Tanger Factory Outlet Centers, Inc	6,655
66,090	e*	Tarragon Corp	142
723,936		Taubman Centers, Inc	37,717
33,850		Tishman Speyer Office Fund	43
8		Tokyu REIT, Inc	60
8		Top REIT Inc	34
243,200	e*	Triplecrown Acquisition Corp	2,218
566,227		UDR, Inc	13,884
64,686		United Arab Investors	209
7		United Urban Investment Corp	44
68,903	e	Universal Health Realty Income Trust	2,294
3,409	e*	Uranium Participation Corp	32
123,619		Urstadt Biddle Properties, Inc (Class A)	1,945
287,464		U-Store-It Trust	3,257
2,086		Vastned Offices/Industrial	74
701,483		Ventas, Inc	31,504
1,781,132		Virgin Media, Inc	25,061
642,840		Vornado Realty Trust	55,419
2,075	*	Vostok Gas Ltd	150
279,467		WABCO Holdings, Inc	12,749
245,937	e	Washington Real Estate Investment Trust	8,219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
315,581	e	Weingarten Realty Investors	$10,869
97,730	e	Wendel	12,269
568,772		Wharf Holdings Ltd	2,678
271,414		Winthrop Realty Trust	1,118
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,222,452

HOTELS AND OTHER LODGING PLACES - 0.53%
3,010,084	e	Accor S.A.	219,835
143,203	e	Ameristar Casinos, Inc	2,613
3,381,300		Banyan Tree Holdings Ltd	3,365
123,105	e*	Bluegreen Corp	825
365,073	e	Boyd Gaming Corp	7,301
464,854	e	Choice Hotels International, Inc	15,856
1,269	*	Club Mediterranee S.A.	68
1,246,244	e	Crown Ltd	11,959
5,000	e	Fujita Kanko, Inc	36
224,115	e*	Gaylord Entertainment Co	6,788
382,000	*	Golden Resorts Group Ltd	14
27,000		Great Eagle Holdings Ltd	73
171,952	e*	Great Wolf Resorts, Inc	1,097
2,200		HIS Co Ltd	32
2,523		Holidaybreak plc	27
2,383,168		Hongkong & Shanghai Hotels	3,913
17,000		Hotel Plaza Ltd	23
10,000		Hotel Properties Ltd	20
1,683,586		Indian Hotels Co Ltd	4,708
168,358	m	Indian Hotels Co Ltd	4
295,833		Indian Hotels Co Ltd	340
86,065		Intercontinental Hotels Group plc	1,298
83,145	e*	Isle of Capri Casinos, Inc	595
207,017		Kangwon Land, Inc	4,264
1,000		Kyoritsu Maintenance Co Ltd	18
1,718,000	*	Lai Sun Development	27
2,178,600		Landmarks BHD	1,526
429,432	e*	Las Vegas Sands Corp	31,623
124,194	e*	Lodgian, Inc	1,385
111,301	e	Marcus Corp	2,137
1,840,066		Marriott International, Inc (Class A)	63,225
936,751	*	MGM Mirage	55,053
7,530		Millennium & Copthorne Hotels plc	62
13,249,820	v	Minor International PCL	7,112
90,906	e*	Monarch Casino & Resort, Inc	1,610
101,109	e*	Morgans Hotel Group Co	1,498
12,441	*	NH Hoteles S.A.	207
17,000		Nishi-Nippon Railroad Co Ltd	61
69,707	*	Orascom Hotels & Development	1,112
20,299		Orbis S.A.	530
281,041	e	Orient-Express Hotels Ltd (Class A)	12,130
964		Pierre & Vacances	116
662,000		Regal Hotels International Holdings Ltd	39
2,100		Resorttrust, Inc	26
6,600		Rezidor Hotel Group AB	39
62,373	e*	Riviera Holdings Corp	1,286
3,158,431		Shangri-La Asia Ltd	8,522
3,637	e	Sol Melia S.A.	51
1,783,001		Starwood Hotels & Resorts Worldwide, Inc	92,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,071,498		Thomas Cook Group plc	$17,678
178,820	e*	Trump Entertainment Resorts, Inc	644
168,526		TUI Travel plc	862
663,130		United Overseas Land Ltd	1,860
173,897	e*	Vail Resorts, Inc	8,398
668		Warimpex Finanz- und Beteiligungs AG.	7
700,604		Wyndham Worldwide Corp	14,489
224,083		Wynn Resorts Ltd	22,552
		TOTAL HOTELS AND OTHER LODGING PLACES	633,209

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.62%
9,280	*	3PAR, Inc	63
79,536	e	Aaon, Inc	1,593
1,745,636		Acer, Inc	3,126
351,682	e	Actuant Corp (Class A)	10,624
183,142		Advantech Co Ltd	433
507,252	*	AGCO Corp	30,374
6,300		Aichi Corp	47
3,000		Aida Engineering Ltd	19
10,441		Aixtron AG.	143
156,253	e	Albany International Corp (Class A)	5,647
366,700	e	Alfa Laval AB	22,279
145,166	e*	Allis-Chalmers Energy, Inc	2,002
692,482	e	Alstom RGPT	150,126
1,723	*	Alten	51
53,976	*	Altra Holdings, Inc	726
231,224		Amada Co Ltd	1,749
11,900		Amano Corp	123
80,076		Ampco-Pittsburgh Corp	3,442
11,592	e	Andritz AG.	636
9,858,091		Applied Materials, Inc	192,331
248,775	e	ARRK Corp	789
3,000		Asahi Diamond Industrial Co Ltd	18
4,396	e	ASM International NV	81
214,900		ASM Pacific Technology	1,550
952,950	e	ASML Holding NV	23,440
112,649	*	Astec Industries, Inc	4,366
318,678	*	Asyst Technologies, Inc	1,115
223,653		Atlas Copco AB (A Shares)	3,820
130,002		Atlas Copco AB (B Shares)	2,040
7,854	*	ATS Automation Tooling Systems, Inc	46
11,900	*	AuthenTec, Inc	118
557,431	e*	Axcelis Technologies, Inc	3,122
3,370	*	Balda AG.	13
22		Belimo Holding AG.	24
939,000		Benq Corp	791
636		Biesse S.p.A.	14
437,448	e	Black & Decker Corp	28,915
105,865		Black Box Corp	3,266
221,501	e*	Blount International, Inc	2,740
9,221	e	Bradken Ltd	57
2,646,149		Brambles Ltd	24,135
299,118	e	Briggs & Stratton Corp	5,354
6,537,939	*	Brocade Communications Systems, Inc	47,727
414,442	*	Brooks Automation, Inc	4,028
73,900	e	Brother Industries Ltd	760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
819		Bucher Industries AG.	$222
210,489		Bucyrus International, Inc (Class A)	21,396
305		Burckhardt Compression Holding AG.	97
893		BWT AG.	40
1,400		Canon Finetech, Inc	19
2,010,630		Canon, Inc	92,584
2,000		Cardo AB	55
11,195		Cargotec Corp (B Shares)	549
240,300		Carlisle Cos, Inc	8,036
68,700	e	Cascade Corp	3,388
73,000	e	Casio Computer Co Ltd	1,068
4,010,652		Caterpillar, Inc	313,994
93,876		Charter plc	1,584
40,000		Chen Hsong Holdings	19
1,300		Chiyoda Integre Co Ltd	21
995	*	Christ Water Technology AG.	17
498,841	*	Cirrus Logic, Inc	3,352
1,445,598	e	Citizen Watch Co Ltd	12,226
5,400		CKD Corp	36
163,686	*	Columbus McKinnon Corp	5,071
2,817,898		Compal Electronics, Inc	2,704
188,556	e*	Cray, Inc	1,124
1,236,262		Cummins, Inc	57,882
254,806		Curtiss-Wright Corp	10,569
191,923	e*	Cymer, Inc	4,998
266,500		Daifuku Co Ltd	3,409
2,000		Daihatsu Diesel Manufacturing Co Ltd	17
11,000		Daihen Corp	39
460,865	e	Daikin Industries Ltd	19,835
732	e	Danieli & Co S.p.A.	26
4,838		Danieli & Co S.p.A.	115
1,551		Datalogic S.p.A.	15
2,840,038		Deere & Co	228,453
12,000,676	*	Dell, Inc	239,053
1,132,455		Delta Electronics, Inc	3,347
6,112		Delta plc	11
3,346	e	Deutz AG.	39
270,159		Diebold, Inc	10,144
1,700	e	Disco Corp	73
16,011		Domino Printing Sciences	98
326,528		Donaldson Co, Inc	13,153
124,000		Dongfang Electric Co Ltd	502
61,340		Doosan Infracore Co Ltd	2,041
807,465		Dover Corp	33,736
527,333	*	Dresser-Rand Group, Inc	16,215
164,564	*	Dril-Quip, Inc	7,647
2,600		DTS Corp	52
323		Duerr AG.	14
3,000	e	Eagle Industry Co Ltd	20
242,493	e	Ebara Corp	740
3,737		Econocom Group	46
205,230	e	Electrolux AB (Series B)	3,368
326,156	*	Electronics for Imaging, Inc	4,866
11,508,704	*	EMC Corp	165,035
603,135	*	Emulex Corp	9,795
89,049	e*	ENGlobal Corp	761

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
140,773	*	EnPro Industries, Inc	$4,391
1,300,000	*	Enric Energy Equipment Holdings Ltd	1,320
705,710	*	Entegris, Inc	5,074
525	*	Envitec Biogas AG.	11
1,325	*	Eurotech S.p.A.	9
829,447	e*	Extreme Networks, Inc	2,571
205,328		Fanuc Ltd	19,528
8,035		Fenner plc	37
40,652	e	Ferrotec Corp	458
54,000		Firich Enterprises Co Ltd	555
113,857		FKI plc	158
96,782	e*	Flotek Industries, Inc	1,412
198,613	e*	Flow International Corp	1,845
409,278		Flowserve Corp	42,720
988,947	*	FMC Technologies, Inc	56,261
91,810	e*	Fuel Tech, Inc	1,882
2,600		Fuji Machine Manufacturing Co Ltd	54
1,027,968	e	FUJIFILM Holdings Corp	36,404
66,000	e	Furukawa Co Ltd	121
393,579	*	Gardner Denver, Inc	14,602
2,917,976		GEA Group AG.	98,124
60,995	e*	Gehl Co	1,033
65,928,348	*	General Electric Co	2,440,008
4,534		Gildemeister AG.	114
26,915		Glory Ltd	572
347,933	*	GMR Infrastructure Ltd	1,291
77,246	e	Gorman-Rupp Co	2,541
259,228		Graco, Inc	9,400
627,474	*	Grant Prideco, Inc	30,884
39		Gurit Holding AG.	30
26,790		Hanjin Heavy Industries & Construction Co Ltd	1,691
476,000		Harbin Power Equipment	845
58,385	e	Hardinge, Inc	803
2		Harmonic Drive Systems, Inc	7
16,828		Heidelberger Druckmaschinen	452
16,806,291	*	Hewlett-Packard Co	767,375
72,994	e	Hitachi Construction Machinery Co Ltd	1,827
4,500	e	Hitachi Koki Co Ltd	57
7,000	e	Hitachi Kokusai Electric, Inc	72
69,000	e*	Hitachi Zosen Corp	68
708	*	Homag Group AG.	21
3,000		Hosokawa Micron Corp	19
49,996	*	Hurco Cos, Inc	2,339
775		Husqvarna AB (A Shares)	9
380,057	e	Husqvarna AB (B Shares)	4,573
333,313		IDEX Corp	10,229
101,818		IMI plc	919
165,358	*	Immersion Corp	1,176
2,855		Industria Macchine Automatiche S.p.A.	60
3,600		Ines Corp	18
2,646		Ingenico	87
1,326,840		Ingersoll-Rand Co Ltd (Class A)	59,151
316,208	e*	Intermec, Inc	7,017
8,005,337	*	International Business Machines Corp	921,735
2,343,773		International Game Technology	94,243
9,718	e	Interpump Group S.p.A.	93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
194,081	*	Intevac, Inc	$2,513
133,100		Inventec Appliances Corp	265
1,905,408		Inventec Co Ltd	1,167
17,000		Iseki & Co Ltd	28
5,444,129	e	Ishikawajima-Harima Heavy Industries Co Ltd	10,541
44,376	e*	Isilon Systems, Inc	217
4,862	e	Itochu Techno-Science Corp	147
700,373		ITT Industries, Inc	36,286
1,785,835		Jabil Circuit, Inc	16,894
1,684,100	e	Japan Steel Works Ltd	28,705
803,586		Joy Global, Inc	52,362
19,000		Juki Corp	70
791		Jungheinrich AG.	29
81,042	*	Kadant, Inc	2,381
1,055,000	e	Kato Works Co Ltd	4,022
148,472	e	Kaydon Corp	6,519
367,892	e	KCI Konecranes Oyj	14,172
2,100		Keihin Corp	30
347,115		Kennametal, Inc	10,216
815,086		Kinpo Electronics	284
653		Koenig & Bauer AG.	21
4,260		Kofax plc	16
1,820,920	e	Komatsu Ltd	50,510
297		Komax Holding AG	46
27,723	e	Komori Corp	576
44,777		Kone Oyj (Class B)	1,837
1,203,922	e	Konica Minolta Holdings, Inc	16,353
1,003,165		Krones AG.	81,880
18,000		KS Energy Services Ltd	24
44		KSB AG.	27
27		KSB AG.	18
731,767	e	Kubota Corp	4,544
3,957		KUKA AG.	136
309,418	*	Kulicke & Soffa Industries, Inc	1,479
104,421		Kumba Iron Ore Ltd	3,985
72,688	e	Kurita Water Industries Ltd	2,676
811,581	*	Lam Research Corp	31,019
85,547		Larsen & Toubro Ltd	6,473
265,976		Lennox International, Inc	9,567
3,294,000		Lenovo Group Ltd	2,116
738,666	*	Lexmark International, Inc (Class A)	22,692
9,930		LG Electronics, Inc	568
70,167	e	Lindsay Manufacturing Co	7,190
2,300	e	Lintec Corp	33
1,457,916		Lite-On Technology Corp	1,696
100,174	*	Logitech International S.A.	2,536
82,504	e	Lufkin Industries, Inc	5,265
11,000	e	Makino Milling Machine Co Ltd	78
276,692	e	Makita Corp	8,688
677		Manitou BF S.A.	26
760,766		Manitowoc Co, Inc	31,039
1,000		Mars Engineering Corp	17
2,000		Max Co Ltd	22
22		MCJ Co Ltd	9
526,023		Meggitt plc	2,879
17,000		Meidensha Corp	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
600		Melco Holdings, Inc	$10
12,371		Melrose plc	35
2,613		Metka S.A.	55
77,403		Micron Machinery Co Ltd	1,972
516,116	*	Micros Systems, Inc	17,372
373,040		Micro-Star International Co Ltd	320
73,021	e*	Middleby Corp	4,556
130	*	MidgardXXI, Inc	-	^
762,987		Mitac International	691
3,523,623	e	Mitsubishi Heavy Industries Ltd	15,059
11,000		Mitsubishi Kakoki Kaisha Ltd	29
800	e	Modec, Inc	26
169,926	e	Modine Manufacturing Co	2,462
6,800	e	Mori Seiki Co Ltd	122
77,500		Motech Industries, Inc	532
32,601		Nacco Industries, Inc (Class A)	2,639
23,000	e	Nachi-Fujikoshi Corp	87
130,928	*	NATCO Group, Inc (Class A)	6,121
14,600	*	Netezza Corp	138
202,812	*	Netgear, Inc	4,046
4,000		Nidec Sankyo Corp	33
8,000		Nippon Thompson Co Ltd	49
600		Nitto Kohki Co Ltd	13
1,676	e*	Nordex AG.	65
182,000	e	Nordson Corp	9,801
1,500	e	Noritz Corp	19
703,573	e	NTN Corp	4,800
76,603	e	OCE NV	1,304
48,646	e*	Ocean RIG ASA	373
291,259	*	Oil States International, Inc	13,051
106,636	e	Oki Electric Industry Co Ltd	205
7,000		OKK Corp	14
93,000		Okuma Holdings, Inc	996
3,269		ONA S.A.	857
2,000		Organo Corp	15
27,300	e	OSG Corp	316
2,281	e	Outotec Oyj	121
1,489		Palfinger AG.	53
501,228		Pall Corp	17,578
597,551	e	Palm, Inc	2,988
219,000		Pan-International Industrial	392
3,036		Pason Systems, Inc	45
969	e	Pfeiffer Vacuum Technology AG.	89
3,931	e	Pinguely-Haulotte	89
12,550		Psion plc	25
3,301,410		Pt United Tractors Tbk	4,501
1,519,856	v	PTT Aromatics & Refining PCL	1,822
1,475,507		Quanta Computer, Inc	2,037
1,174,237	e*	Quantum Corp	2,513
211,831	e*	Rackable Systems, Inc	1,932
170		Rational AG.	34
111,785	*	RBC Bearings, Inc	4,151
175		Renk AG.	15
464,461		Rheinmetall AG.	32,777
48,215	*	Rimage Corp	1,056
900		Riso Kagaku Corp	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
77,783	*	Riverbed Technology, Inc	$1,156
162,254		Robbins & Myers, Inc	5,298
617,179		Rockwell Automation, Inc	35,438
700		Roland DG Corp	17
710,454	e*	Safeguard Scientifics, Inc	1,059
60,117	e	Safran S.A.	1,231
108,769		Samsung Corp	7,622
1,108,775	*	SanDisk Corp	25,025
2,255,233		Sandvik AB	39,189
891		Sartorius AG.	36
58,504	e	Sauer-Danfoss, Inc	1,295
159,070	e*	Scansource, Inc	5,757
449,594		Schindler Holding AG.	33,682
1,139		Schoeller-Bleckmann Oilfield Equipment AG.	101
399		Schulthess Group	29
271,433	e*	Scientific Games Corp (Class A)	5,730
3,739,861		Seagate Technology, Inc	78,313
1,249,635	m,v	Seagate Technology, Inc	-	^
80,564	e	Seiko Epson Corp	2,170
132,453	e*	Semitool, Inc	1,102
9,823		Service Point Solutions S.A.	38
17,610	*	Sevan Marine ASA	225
2,566,000		Shanghai Electric Group Co Ltd	1,566
493,847	v	Shanghai Zhenhua Port Machinery Co	674
5,904		ShawCor Ltd	161
2,000	e	Shima Seiki Manufacturing Ltd	94
11,000	e	Shinko Electric Co Ltd	42
231,590	e	Shinmaywa Industries Ltd	716
179,043	e*	Sigma Designs, Inc	4,059
34,472	e*	Silicon Graphics, Inc	409
3,724	*	Singulus Technologies	62
2,500		Sintokogio Ltd	21
2,545,875	e	SKF AB (B Shares)	51,202
78,613	e	SMC Corp	8,289
5,000	e	Sodick Co Ltd	22
68,131		Solarworld AG.	3,245
347,567	e*	SourceForge, Inc	692
199,155		SPX Corp	20,891
81,167		Standex International Corp	1,813
265,806	e*	STEC, Inc	1,645
10,438		STX Engine Co Ltd	484
920	e	Sulzer AG.	1,216
367,893		Sumitomo Heavy Industries Ltd	2,377
82,978	e*	Super Micro Computer, Inc	693
569,750		Synnex Technology International Corp	1,549
29,560	*	T-3 Energy Services, Inc	1,258
401,186	e	Tadano Ltd	4,025
400		Takeuchi Manufacturing Co Ltd	8
2,862,315		Tat Hong Holdings Ltd	4,616
260,194		Techtronic Industries Co	257
102,940	e*	Tecumseh Products Co (Class A)	3,158
1,800		Teikoku Piston Ring Co Ltd	15
92,022		Tennant Co	3,663
853,256	*	Teradata Corp	18,823
522,385	*	Terex Corp	32,649
79,418		THK Co Ltd	1,368

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
360,751		Timken Co	$10,722
5,500	*	Titan Machinery, Inc	103
2,000		Tokimec, Inc	6
414,387	e	Tokyo Electron Ltd	25,192
7,000		Tokyo Kikai Seisakusho Ltd	19
13,000	e	Tokyo Seimitsu Co Ltd	239
2,000		Topre Corp	18
162,742	e	Toro Co	6,736
5,286,077	e	Toshiba Corp	35,318
10,000		Toshiba Machine Co Ltd	61
11,000		Toyo Kanetsu K K	21
213,729	e	Toyota Tsusho Corp	4,535
1,475,150		Trane, Inc	67,709
8,000	e	Tsubakimoto Chain Co	48
7,000		Tsugami Corp	23
84,296	e*	TurboChef Technologies, Inc	550
3,823,172		Tutt Bryant Group Ltd	5,381
67,120	e	Twin Disc, Inc	1,062
148,905	e*	Ultratech, Inc	1,431
4,645	e*	Unaxis Holding AG.	1,635
600	e	Union Tool Co	23
4,163,766		Unisteel Technology Ltd	3,963
660,492	*	Varian Medical Systems, Inc	30,937
258,386	e*	VeriFone Holdings, Inc	4,101
55,696	*	Vestas Wind Systems AS	6,084
2,469	*	Wacker Construction Equipment AG.	50
38	e	Wacom Co Ltd	80
101,742	e	Wartsila Oyj (B Shares)	6,867
124,700	e	Watsco, Inc	5,165
15,108		Weir Group plc	228
1,835,739	*	Western Digital Corp	49,638
54,000		Win Hanverky Holdings Ltd	9
199,351		Wincor Nixdorf AG.	15,957
1,050,504		Wistron Corp	1,674
397,926		Woodward Governor Co	10,633
37,350		Woongjin Coway Co Ltd	1,128
3,200		Yamatake Corp	90
138,872	e	Yokogawa Electric Corp	1,390
1,540		Yushin Precision Equipment Co Ltd	33
94,455	e	Zardoya Otis S.A.	2,625
290,565	*	Zebra Technologies Corp (Class A)	9,682
240,143		Zyxel Communications Corp	281
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,906,941

INSTRUMENTS AND RELATED PRODUCTS - 3.90%
1,000		A&D Co Ltd	10
154,277	e*	Abaxis, Inc	3,575
124,271	e*	Abiomed, Inc	1,633
87,577	e*	Accuray, Inc	684
250,634	e*	Advanced Medical Optics, Inc	5,088
360,110	e*	Affymetrix, Inc	6,270
33,425	e	AGFA-Gevaert NV	261
2,631,434	*	Agilent Technologies, Inc	78,496
365,791	e*	Align Technology, Inc	4,064
1,483,238		Allergan, Inc	83,640
3,000	e	Aloka Co Ltd	40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
375,094	e*	Alsius Corp	$675
384,089	e*	American Medical Systems Holdings, Inc	5,450
48,657	e	American Science & Engineering, Inc	2,655
4,088		Amplifon S.p.A.	14
81,444		Analogic Corp	5,419
134,952	*	Anaren, Inc	1,708
102,978	e*	Angiodynamics, Inc	1,190
22,000	e	Anritsu Corp	61
1,301,850		Applera Corp (Applied Biosystems Group)	42,779
155,050	e*	Applied Energetics, Inc	257
74,593	e*	Argon ST, Inc	1,269
146,092	e*	Arthrocare Corp	4,872
127,021		Asia Optical Co, Inc	341
91,329	e*	Aspect Medical Systems, Inc	557
711		Audika	35
66,722	e	Badger Meter, Inc	2,882
8,577,644		BAE Systems plc	82,607
536,361		Bard (C.R.), Inc	51,705
3,916,094		Baxter International, Inc	226,429
17,199,208	m,v*	BB Bioventures L.P.	6,187
250,385		Beckman Coulter, Inc	16,162
1,530,257		Becton Dickinson & Co	131,373
107,392	*	Bio-Rad Laboratories, Inc (Class A)	9,553
70,000	*	Biosensors International Group Ltd	37
5,709,755	*	Boston Scientific Corp	73,485
384,366	*	Bruker BioSciences Corp	5,915
61,335	*	Cantel Medical Corp	651
305,091	e*	Cepheid, Inc	7,441
3,657		Chemring Group plc	178
94,782	e	Cochlear Ltd	4,738
130,536	e	Cohu, Inc	2,121
61,937		Compagnie Generale d'Optique Essilor International S.A.	4,047
180,544	*	Conmed Corp	4,629
1,341		Consort Medical plc	15
177,985	e	Cooper Cos, Inc	6,128
4,146		Corin Group plc	39
3,197,268		Covidien Ltd	141,479
589,383	e*	Credence Systems Corp	1,002
101,421	e*	Cutera, Inc	1,366
123,638	e*	Cyberonics, Inc	1,793
59,818	e*	Cynosure, Inc (Class A)	1,274
1,080,660		Danaher Corp	82,163
77,595		Datascope Corp	3,215
837,291		Dentsply International, Inc	32,319
128,252	e*	Dionex Corp	9,874
628		Draegerwerk AG.	37
212,516		DRS Technologies, Inc	12,385
174,583	*	Eagle Test Systems, Inc	1,833
1,258,887	e*	Eastman Kodak Co	22,245
22,544	e	Elekta AB (B Shares)	389
5,923,350		Emerson Electric Co	304,816
204,203	e*	EnteroMedics, Inc	852
135,492	e*	ESCO Technologies, Inc	5,382
175,168	*	Esterline Technologies Corp	8,823
258,204	e*	ev3, Inc	2,102
69,518	*	Excel Technology, Inc	1,874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,728	*	Exfo Electro Optical Engineering, Inc	$8
106,845	e*	FARO Technologies, Inc	3,331
198,913	e*	FEI Co	4,342
34,268	*	FGX International Holdings Ltd	410
634		Fielmann AG.	39
185,368		Finmeccanica S.p.A.	6,304
784,384	e*	Flir Systems, Inc	23,602
250,506	e*	Formfactor, Inc	4,785
285,674	e*	Fossil, Inc	8,724
30,239		Fresenius SE	2,518
2,200		Furuno Electric Co Ltd	21
514,373	e	Garmin Ltd	27,781
6,300	*	Given Imaging Ltd	106
12,884,212		Golden Meditech Co Ltd	3,708
122		Guerbet	24
138,958	*	Haemonetics Corp	8,279
2,404		Hamworthy plc	22
8,600	e	Hexagon AB (B Shares)	175
400		Hioki EE Corp	9
1,565,110	*	Hologic, Inc	87,020
430	*	Icos Vision Systems NV	24
73,239	e*	ICU Medical, Inc	2,107
6,200	e*	ICx Technologies, Inc	28
111,150	e*	I-Flow Corp	1,559
129,730	*	II-VI, Inc	4,927
303,797	e*	Illumina, Inc	23,058
232		Inficon Holding AG.	37
66,420	e*	Insulet Corp	956
95,145	e*	Integra LifeSciences Holdings Corp	4,136
204,215	*	Intuitive Surgical, Inc	66,237
186,055	e	Invacare Corp	4,145
1,701,151		Invensys plc	7,596
427,060	e*	ION Geophysical Corp	5,893
164,477	e*	Itron, Inc	14,841
282,116	*	Ixia	2,189
2,221	*	Jenoptik AG.	16
7,000		Jeol Ltd	26
18,711,111		Johnson & Johnson	1,213,790
313		Kaba Holding AG.	106
1,100		Keithley Instruments, Inc	11
68,177	e*	Kensey Nash Corp	1,974
34,375		Keyence Corp	7,904
1,213,078		Kla-Tencor Corp	45,005
7,669	e*	Kopin Corp	20
316,444	e*	L-1 Identity Solutions, Inc	4,209
900		Lasertec Corp	12
351,920	e*	LTX Corp	1,105
125,721	e	Luxottica Group S.p.A.	3,170
1,200	*	Lydall, Inc	14
51,904	e*	Masimo Corp	1,350
79,417	*	Measurement Specialties, Inc	1,387
95,475	*	Medical Action Industries, Inc	1,569
7,877,920		Medtronic, Inc	381,055
179,930	e	Mentor Corp	4,628
241,879	*	Merit Medical Systems, Inc	3,829
302,357	*	Mettler-Toledo International, Inc	29,365

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,500		Micronics Japan Co Ltd	$48
80,503	e*	Micrus Endovascular Corp	995
221,139	e*	Millipore Corp	14,907
154,350	e	Mine Safety Appliances Co	6,358
316,162	*	MKS Instruments, Inc	6,766
100,726		Movado Group, Inc	1,963
21,967,242	a,m,v*	MPM Bioventures II-QP LP	12,086
149,597		MTS Systems Corp	4,826
200		Nakanishi, Inc	20
240,327		National Instruments Corp	6,282
119,016	e*	Natus Medical, Inc	2,160
204,852	e*	Newport Corp	2,288
2,519		Nice S.p.A.	12
2,300		Nidec Copal Corp	27
10,000		Nikkiso Co Ltd	60
605,701	e	Nikon Corp	16,133
1,127,927	e	Nippon Electric Glass Co Ltd	17,437
4,000	e	Nipro Corp	70
800		Noritsu Koki Co Ltd	12
197,663	e*	Northstar Neuroscience, Inc	312
241,519	e*	NuVasive, Inc	8,335
138,879	e*	NxStage Medical, Inc	600
3,800	*	ODIM ASA	66
415,581	e	Olympus Corp	12,591
94,312	*	Orthofix International NV	3,751
62,412	e	Osaki Electric Co Ltd	261
21,621	e*	OYO Geospace Corp	982
97,213	e*	Palomar Medical Technologies, Inc	1,468
9,371,616		PCCW Ltd	5,900
94,000		Peace Mark Holdings Ltd	85
507,689		PerkinElmer, Inc	12,311
613,445	e	Phonak Holding AG.	56,273
1,200	*	Photon Dynamics Inc	13
888,120		Pitney Bowes, Inc	31,102
38,374	*	Qiagen NV	794
7,279	e	Q-Med AB	48
4,104		Raymarine plc	19
2,634		Renishaw plc	36
319,700	*	Resmed, Inc	13,485
689,703		Rockwell Collins, Inc	39,417
201,032	*	Rofin-Sinar Technologies, Inc	9,026
363,278		Roper Industries, Inc	21,593
204	*	Roth & Rau AG.	42
153,685	e*	Rudolph Technologies, Inc	1,502
395		SAES Getters S.p.A.	11
14,542	e	Safilo Group S.p.A.	46
41,212		Samsung Techwin Co Ltd	2,247
2,200		Sectra AB	22
4,000	e	Seiko Holdings Corp	19
16,000	e	Shimadzu Corp	148
288,354	e*	Sirf Technology Holdings, Inc	1,468
98,279	e*	Sirona Dental Systems, Inc	2,651
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	3,695
892,313	m,v*	Skyline Venture Partners Qualified III	693
718,161		Smith & Nephew plc	9,500
141,375	e*	Sonic Innovations, Inc	683

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
139,426	e*	Sonic Solutions, Inc	$1,345
91,924	e*	SonoSite, Inc	2,613
204,240	*	Spectranetics Corp	1,707
11,155		Spectris plc	165
835		Sperian Protection	97
3,863		Spirax-Sarco Engineering plc	79
73,013	*	Spirent Communications plc	92
3,105,210	*	St. Jude Medical, Inc	134,114
436,726		STERIS Corp	11,717
711		Stratec Biomedical Systems	16
1,660,045		Stryker Corp	107,986
49,988		Swatch Group AG.	13,364
157,937		Swatch Group AG.	8,111
210,898	*	Symmetry Medical, Inc	3,501
44,817		Synthes, Inc	6,268
48,300	e	Sysmex Corp	1,744
900		Tamron Co Ltd	22
189,921	*	Techne Corp	12,793
236,146	*	Teledyne Technologies, Inc	11,099
700,922	*	Teradyne, Inc	8,705
391,082	e	Terumo Corp	20,402
1,600	*	Theragenics Corp	6
2,924,792	*	Thermo Electron Corp	166,245
286,763	e*	Thoratec Corp	4,098
45,623	*	TomTom NV	1,887
2,900	e	Topcon Corp	23
6,200	e*	Trans1, Inc	72
540,853	e*	Trimble Navigation Ltd	15,463
7,151		Ultra Electronics Holdings	184
1,086		Vaisala Oyj (A Shares)	49
204,819	*	Varian, Inc	11,863
182,541	e*	Veeco Instruments, Inc	3,036
91,307	e*	Vital Images, Inc	1,353
58,123		Vital Signs, Inc	2,944
455,954	e*	Vivus, Inc	2,749
133,563	*	Volcano Corp	1,670
698,890	*	Waters Corp	38,928
13,287		Whatman plc	71
7,502	e*	William Demant Holding	600
186,827	*	Wright Medical Group, Inc	4,510
4,608,965		Xerox Corp	68,996
158,955	*	X-Rite, Inc	949
395	*	Ypsomed Holding AG.	37
1,416,642	*	Zimmer Holdings, Inc	110,300
142,524	*	Zoll Medical Corp	3,790
84,369	*	Zygo Corp	1,050
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,662,532

INSURANCE AGENTS, BROKERS AND SERVICE - 0.46%
4,253,411		AON Corp	170,987
738		April Group	37
8,884		Benfield Group Ltd	44
462,903		Brown & Brown, Inc	8,045
167,081	e*	Crawford & Co (Class B)	877
366,450	e	Gallagher (Arthur J.) & Co	8,656
2,412		Grupo Catalana Occidente S.A.	93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,095,253		Hartford Financial Services Group, Inc	$158,757
4,201,153		HBOS plc	46,692
204,649		Hilb Rogal & Hobbs Co	6,440
14,888		Jardine Lloyd Thompson Group plc	109
3,261,237		Marsh & McLennan Cos, Inc	79,411
27,819	e	MLP AG.	396
205,099	e	National Financial Partners Corp	4,609
1,546,598		QBE Insurance Group Ltd	31,392
9,542		St James's Place plc	49
1,214,219		Suncorp-Metway Ltd	14,282
171,317		Unipol Gruppo Finanziario S.p.A.	532
341,849		Unipol S.p.A.	982
142,809	*	United America Indemnity Ltd (Class A)	2,751
36,133		White Mountains Insurance Group Ltd	17,344
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	552,485

INSURANCE CARRIERS - 4.32%
2,970,116	e	ABC Learning Centres Ltd	3,800
3,971,013		ACE Ltd	218,644
25,571	*	Aditya Birla Nuvo Ltd	890
2,686,950		Admiral Group plc	42,821
472,029		Aegon NV	6,945
4,993,802		Aetna, Inc	210,189
3,376,914		Aflac, Inc	219,331
212,000	e	Aioi Insurance Co Ltd	1,172
96,974		Aksigorta AS	353
176,302	e	Alfa Corp	3,875
127,790		Alleanza Assicurazioni S.p.A	1,669
19,095	e*	Alleghany Corp	6,521
1,360,815		Allianz AG.	269,579
277,136		Allied World Assurance Holdings Ltd	11,002
2,460,594		Allstate Corp	118,256
725	*	Alm Brand AS	46
378,780		Ambac Financial Group, Inc	2,178
334,530	e	American Equity Investment Life Holding Co	3,104
620,260		American Financial Group, Inc	15,854
11,899,737		American International Group, Inc	514,664
76,928		American National Insurance Co	8,208
66,333		American Physicians Capital, Inc	3,075
558,426	e*	AMERIGROUP Corp	15,262
121,838	*	Amerisafe, Inc	1,540
22,575		Amlin plc	122
3,087,963	e	AMP Ltd	22,153
197,792	e	Amtrust Financial Services, Inc	3,206
303,005	*	Arch Capital Group Ltd	20,807
159,798	*	Argo Group International Holdings Ltd	5,676
42,000		Asia Financial Holdings Ltd	21
552,474		Aspen Insurance Holdings Ltd	14,574
540,922		Assicurazioni Generali S.p.A.	24,321
858,806		Assurant, Inc	52,267
421,088	e	Assured Guaranty Ltd	9,997
1,845,537		Aviva plc	22,617
1,692,903	e	AXA Asia Pacific Holdings Ltd	8,509
1,119,543		AXA S.A.	40,634
1,887,513		Axis Capital Holdings Ltd	64,138
43,614	e	Baldwin & Lyons, Inc (Class B)	1,120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,657		Baloise Holding AG.	$363
38,996		Beazley Group plc	123
18,481		Brit Insurance Holdings plc	89
41,609	e	Castlepoint Holdings Ltd	405
345,140	*	Centene Corp	4,811
49,137		Chaucer Holdings plc	98
10,040		Chesnara plc	33
528,000		China Insurance International Holdings Co Ltd	1,212
6,051,419		China Life Insurance Co Ltd	20,800
2,054,732		Chubb Corp	101,668
655,401		Cincinnati Financial Corp	24,931
199,938	e*	Citizens, Inc	1,338
13,010		Clal Insurance	251
154,597	e	CNA Financial Corp	3,987
109,243	*	CNA Surety Corp	1,680
25,122	e	CNP Assurances	3,097
281,840	e	Commerce Group, Inc	10,163
2,232,778	*	Conseco, Inc	22,774
3,414,561		Corp Mapfre S.A.	17,143
72,588	e*	Darwin Professional Underwriters, Inc	1,633
260,229		Delphi Financial Group, Inc (Class A)	7,607
78,362		Donegal Group, Inc (Class A)	1,364
38,167	*	Dongbu Insurance Co Ltd	1,464
45,448	e	EMC Insurance Group, Inc	1,222
430,983		Employers Holdings, Inc	7,990
330,158		Endurance Specialty Holdings Ltd	12,084
38,735	e*	Enstar Group Ltd	4,310
2,702		ERGO Previdenza S.p.A.	15
174,920		Erie Indemnity Co (Class A)	8,954
427,717		Everest Re Group Ltd	38,294
44,126	e	Fairfax Financial Holdings Ltd	12,849
1,465		FBD Holdings plc	68
89,032		FBL Financial Group, Inc (Class A)	2,537
850,210	e	Fidelity National Title Group, Inc (Class A)	15,584
119,249	e*	First Acceptance Corp	340
351,706		First American Corp	11,937
83,868	*	First Mercury Financial Corp	1,460
63,946	e	Flagstone Reinsurance Holdings Ltd	774
398,974	e	Fondiaria-Sai S.p.A	16,528
56,245	*	Fpic Insurance Group, Inc	2,651
552,244		Friends Provident plc	1,355
551,846	e	Fuji Fire & Marine Insurance Co Ltd	1,467
3,251,084		Genworth Financial, Inc (Class A)	73,605
351,617	e	Great-West Lifeco, Inc	10,606
47,323	e*	Greenlight Capital Re Ltd (Class A)	880
16,551	*	Hallmark Financial Services	185
4,771		Hannover Rueckversicherung AG.	249
224,365		Hanover Insurance Group, Inc	9,230
5,787		Harel Insurance Investments & Finances Ltd	286
91,619		Harleysville Group, Inc	3,307
933,322		HCC Insurance Holdings, Inc	21,177
818,125	*	Health Net, Inc	25,198
209,428	*	HealthExtras, Inc	5,202
379,749	*	Healthspring, Inc	5,347
257		Helvetia Holding AG.	97
30,651		Highway Insurance Holdings plc	40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
33,921		Hiscox Ltd	$161
284,497		Horace Mann Educators Corp	4,973
1,254,608	*	Humana, Inc	56,282
42,744	*	Hyundai Marine & Fire Insurance Co Ltd	902
31,967	e	Independence Holding Co	381
3,985		Industrial Alliance Insurance and Financial Services, Inc	147
101,979	e	Infinity Property & Casualty Corp	4,242
133,256		ING Canada, Inc	4,737
1,420,720	e	Insurance Australia Group Ltd	4,752
350,107		IPC Holdings Ltd	9,803
116,201		Irish Life & Permanent plc	2,271
8,950		Just Retirement plc	16
24,379		Kansas City Life Insurance Co	1,172
243,519		KBC Groep NV	31,579
5,624		Kingsway Financial Services, Inc	67
36,338	*	Korean Reinsurance Co	371
98,461	e	LandAmerica Financial Group, Inc	3,886
711,670		Leucadia National Corp	32,182
128,141		Liberty Group Ltd	1,160
1,853,186	*	Lincoln National Corp	96,366
2,095,383		Loews Corp	84,276
2,812,819	e	Manulife Financial Corp	107,668
39,069	*	Markel Corp	17,189
2,395,698	*	MAX India Ltd	8,853
514,263	e	Max Re Capital Ltd	13,469
889,073	e	MBIA, Inc	10,864
178,125		Meadowbrook Insurance Group, Inc	1,391
205,808	e	Mediolanum S.p.A.	1,261
99,865		Mercury General Corp	4,425
2,031,435		Metlife, Inc	122,414
395,910		Metropolitan Holdings Ltd	654
1,931,868	e	MGIC Investment Corp	20,343
50,841		Midland Co	3,301
333,042		Migdal Insurance Holdings Ltd	482
13,579		Milano Assicurazioni S.p.A.	91
1,411		Milano Assicurazioni S.p.A.	10
1,302,241	e	Millea Holdings, Inc	48,076
56,000		Ming An Holdings Co Ltd	10
1,846,096	e,v	Mitsui Sumitomo Insurance Co Ltd	18,650
77,383	e*	Molina Healthcare, Inc	1,890
555,584	e	Montpelier Re Holdings Ltd	8,917
466,359		Muenchener Rueckver AG.	91,208
41,648	e	National Interstate Corp	972
13,944		National Western Life Insurance Co (Class A)	3,023
238,481		Nationwide Financial Services, Inc (Class A)	11,275
76,091	*	Navigators Group, Inc	4,139
220,000	e	Nipponkoa Insurance Co Ltd	1,677
294,873		Nissay Dowa General Insurance Co Ltd	1,512
1,099		Northbridge Financial Corp	35
36,667		Novae Group plc	25
31,450	e	NYMAGIC, Inc	714
163,840	e	Odyssey Re Holdings Corp	6,021
11,032,993		Old Mutual plc	24,196
875,913		Old Republic International Corp	11,308
256,896	e	OneBeacon Insurance Group Ltd	4,886
167,000		Pacific Century Regional Developments Ltd	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
372,981		PartnerRe Ltd	$28,458
304,461	*	Philadelphia Consolidated Holding Co	9,804
668,116		Phoenix Cos, Inc	8,158
1,966,000		PICC Property & Casualty Co Ltd	1,776
1,221,500		Ping An Insurance Group Co of China Ltd	8,656
742,351		Platinum Underwriters Holdings Ltd	24,097
187,329	e*	PMA Capital Corp (Class A)	1,600
861,252	e	PMI Group, Inc	5,012
623,235	e	Power Corp Of Canada	20,644
350,439	e	Power Financial Corp	11,987
22,114		Premafin Finanziaria S.p.A.	59
128,776		Presidential Life Corp	2,246
258,491	e*	Primus Guaranty Ltd	925
1,983,662		Principal Financial Group	110,530
193,191	*	ProAssurance Corp	10,399
3,662,398		Progressive Corp	58,855
267,749		Protective Life Corp	10,860
2,818,002		Prudential Financial, Inc	220,509
6,291,629		Prudential plc	83,099
966,917	e	Radian Group, Inc	6,353
105,364	e*	RAM Holdings Ltd	239
111,342		Reinsurance Group Of America, Inc	6,061
473,882		RenaissanceRe Holdings Ltd	24,599
1,000,475		Resolution plc	13,591
116,726	e	RLI Corp	5,786
2,159,670		Royal & Sun Alliance Insurance Group plc	5,516
340,063		Safeco Corp	14,922
90,974		Safety Insurance Group, Inc	3,105
39,580	*	Samsung Fire & Marine Insurance Co Ltd	8,173
1,981,116		Sanlam Ltd	4,666
52		Schweizerische National-Versicherungs-Gesellschaft	43
672,557		SCOR	16,054
300	*	SCPIE Holdings Inc	8
129,125	*	SeaBright Insurance Holdings, Inc	1,902
126,629	e,v	Security Capital Assurance Ltd	65
324,193		Selective Insurance Group, Inc	7,742
8,727		SNS Reaal	177
2,584	e	Societa Cattolica di Assicurazioni SCRL	126
686,425		Sompo Japan Insurance, Inc	6,060
3,652		Sony Financial Holdings, Inc	14,765
344,647		Stancorp Financial Group, Inc	16,443
634,849		Standard Life plc	3,103
75,416	e	State Auto Financial Corp	2,197
104,515	e	Stewart Information Services Corp	2,925
89,755	e	Storebrand ASA	707
890,157	e	Sun Life Financial, Inc	41,618
104,426		Swiss Life Holding	29,022
1,072,743	e	Swiss Reinsurance Co	93,707
456,919	e	T&D Holdings, Inc	23,928
5,535	e*	Topdanmark AS	932
501,022		Torchmark Corp	30,116
99,675		Tower Group, Inc	2,509
42,389		Tower Ltd	61
105,495		Transatlantic Holdings, Inc	7,000
4,359,673		Travelers Cos, Inc	208,610
68,713	e*	Triad Guaranty, Inc	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,739	e	TrygVesta A.S.	$768
127,033		United Fire & Casualty Co	4,751
7,220,647		UnitedHealth Group, Inc	248,101
175,568	e	Unitrin, Inc	6,205
324,109	*	Universal American Financial Corp	3,436
1,428,534		UnumProvident Corp	31,442
559,600		Validus Holdings Ltd	13,111
82,441	*	Vesta Insurance Group, Inc	-	^
1,125		Vittoria Assicurazioni S.p.A.	20
1,533,501		W.R. Berkley Corp	42,463
644,766	*	WellCare Health Plans, Inc	25,114
6,364		Wesco Financial Corp	2,571
15,341		Wiener Staedtische Allgemeine Versicherung AG.	1,175
1,848,923		XL Capital Ltd (Class A)	54,636
216,048		Zenith National Insurance Corp	7,748
357,847	e	Zurich Financial Services AG.	112,694
		TOTAL INSURANCE CARRIERS	5,157,800

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
263,153	*	Geo Group, Inc	7,484
308,015	e*	PAN Fish ASA	180
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	7,664

LEATHER AND LEATHER PRODUCTS - 0.20%
164,659	e	Adidas-Salomon AG.	10,947
1,988		Antichi Pellettieri S.p.A.	24
4,689,250	*	Coach, Inc	141,381
338,402	e*	CROCS, Inc	5,912
123,209	e*	Genesco, Inc	2,847
3,940	e	Geox S.p.A.	61
265,295	e*	Iconix Brand Group, Inc	4,603
280,818		LVMH Moet Hennessy Louis Vuitton S.A.	31,256
1,552,580		Pou Chen Corp	1,510
115,844	e*	Steven Madden Ltd	1,984
405,135		ThyssenKrupp AG.	23,179
266,962	*	Timberland Co (Class A)	3,665
543		Tod's S.p.A.	33
43,596	e	Weyco Group, Inc	1,294
309,139		Wolverine World Wide, Inc	8,968
1,310,881		Yue Yuen Industrial Holdings	4,110
		TOTAL LEATHER AND LEATHER PRODUCTS	241,774

LEGAL SERVICES - 0.04%
590,035	e*	FTI Consulting, Inc	41,916
59,947	e*	Pre-Paid Legal Services, Inc	2,542
		TOTAL LEGAL SERVICES	44,458

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
210,177	e	Brisa-Auto Estradas de Portugal S.A.	3,003
1,538,241		ComfortDelgro Corp Ltd	2,034
42,642	e*	Emergency Medical Services Corp (Class A)	1,053
280,287	e	Keihin Electric Express Railway Co Ltd	1,906
184,510	e	Keisei Electric Railway Co Ltd	990
44,000		Nagoya Railroad Co Ltd	143
8,000		SBS Transit Ltd	14
2,303,368		SMRT Corp Ltd	3,046

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
590,841		Stagecoach Group plc	$2,838
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	15,027

LUMBER AND WOOD PRODUCTS - 0.02%
2,900		Aica Kogyo Co Ltd	25
70,291	e	American Woodmark Corp	1,445
417,726	e*	Champion Enterprises, Inc	4,190
4,000		Daiken Corp	8
56,913	e	Deltic Timber Corp	3,170
59,436		Duratex S.A.	1,137
431,143	e	Louisiana-Pacific Corp	3,958
2,513,298		Masisa S.A.	587
334,254		MFI Furniture plc	526
71,900	e	Nobia AB	620
4,795	e	Pfleiderer AG.	121
179,200	*	Sino-Forest Corp	2,793
44,864		Skyline Corp	1,248
54,586	e*	Sonae Industria SGPS S.A.	379
4,000		Takara Standard Co Ltd	17
99,149	e	Universal Forest Products, Inc	3,193
1,712		West Fraser Timber Co Ltd	56
		TOTAL LUMBER AND WOOD PRODUCTS	23,473

METAL MINING - 1.78%
7,717	*	Aditya Birla Minerals Ltd	13
88,093		African Rainbow Minerals Ltd	2,444
231,926		Agnico-Eagle Mines Ltd	15,731
9,898	*	Alamos Gold, Inc	58
150,058	e	Alumina Ltd	782
5,451,928		Anglo American plc	327,635
69,318		Anglo Platinum Ltd	10,171
172,879		AngloGold Ashanti Ltd	5,798
1,148,348		Antofagasta plc	15,976
307,316	e*	Apex Silver Mines Ltd	3,725
14,279		Aquarius Platinum Ltd	222
2,836	*	Aquiline Resources, Inc	25
42,946	*	Aricom plc	63
8,434	*	Aurizon Mines Ltd	40
1,378,370		Barrick Gold Corp	60,267
448,302		Barrick Gold Corp	19,479
253	*	Bendigo Mining Ltd	-	^
5,640,438		BHP Billiton Ltd	184,593
2,512,776		BHP Billiton plc	74,555
99,691		Boliden AB	1,061
35,765	*	Breakwater Resources Ltd	40
488,556	e	Cameco Corp	16,107
57,206		CAP S.A.	1,924
4,072	*	Centerra Gold, Inc	53
119,444	*	Central African Mining & Exploration Co plc	128
855,000		China Molybdenum Co Ltd	944
254,168		Cia Minera Milpo SAA	814
221,403	e	Cleveland-Cliffs, Inc	26,528
2,586,790	e*	Coeur d'Alene Mines Corp	10,451
1,585,576		Companhia Vale do Rio Doce	45,895
1,129,625		Companhia Vale do Rio Doce	38,948
128,300		Companhia Vale do Rio Doce (ADR)	4,444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
65,365		Compania de Minas Buenaventura S.A.	$4,477
27,480	*	Crystallex International Corp	62
19,024	*	Denison Mines Corp	120
33,429	*	Eastern Platinum Ltd	105
559,549	*	Eldorado Gold Corp	3,860
148,134	e	Energy Resources of Australia Ltd	2,667
76,694	*	Eurasian Natural Resources Corp	1,499
7,222	*	European Goldfields Ltd	38
17,510	*	European Nickel plc	10
3,458		Felix Resources Ltd	39
15,268		Ferrexpo plc	107
162,315		First Quantum Minerals Ltd	13,163
8,666	*	FNX Mining Co, Inc	243
208,925		Foundation Coal Holdings, Inc	10,515
2,502,421		Freeport-McMoRan Copper & Gold, Inc (Class B)	240,783
3,587	*	Fronteer Development Group, Inc	18
23,157	*	Gabriel Resources Ltd	38
11,776	*	Gammon Gold, Inc	90
45,224	v*	Gindalbie Metals Ltd	29
485,369		Gold Fields Ltd	6,883
2,165,821	e	Gold Fields Ltd (ADR)	29,953
1,196,305		Goldcorp, Inc	46,491
12,599	*	Golden Star Resources Ltd	44
273,273	m*	GreenergyCapital S.p.A.	2
780,780	m,v*	GreenergyCapital S.p.A.	2
25,939		Griffin Mining Ltd	34
2,321	*	Guyana Goldfields, Inc	16
261,411	*	Harmony Gold Mining Co Ltd	3,135
831,463	e*	Hecla Mining Co	9,279
12,813,700	*	Hidili Industry International Development Ltd	16,925
17,148	*	High River Gold Mines Ltd	44
8,936	*	Highland Gold Mining Ltd	38
6,371	*	HudBay Minerals, Inc	101
2,205		Hulamin Ltd	7
30,330		Iamgold Corp	225
13,302	m,v	Iluka Resources Ltd	26
23,280	e	Iluka Resources Ltd	99
431,839		Impala Platinum Holdings Ltd	16,667
10,278		Independence Group NL	75
88,662		INMET MINING CORP	6,478
293,510	*	Ivanhoe Mines Ltd	3,060
47,969	*	Jabiru Metals Ltd	28
16,190	e	Kagara Zinc Ltd	65
35,346		Kazakhmys plc	1,120
10,776	*	Kingsgate Consolidated Ltd	43
1,032,779		Kinross Gold Corp	23,041
3,173	*	Kirkland Lake Gold, Inc	28
8,017		Korea Zinc Co Ltd	967
3,195		Labrador Iron Ore Royalty Income Fund	171
3,808,300	v	Lanna Resources PCL	2,286
22,695		Lonmin plc	1,383
399,000	e*	Lundin Mining Corp	2,721
52,775	*	Lynas Corp Ltd	62
66,014	e	Macmahon Holdings Ltd	90
1,495		Managem	111
4,963	*	Metallica Resources, Inc	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,678	*	Midwest Corp Ltd	$65
19,819		Minara Resources Ltd	110
21,065		Mincor Resources NL	59
2,452	*	Minefinders Corp	30
264,011		Minsur S.A.	879
8,913	e*	Mirabela Nickel Ltd	52
211,000	v	MMC Norilsk Nickel (ADR)	5,855
4,814,788		MMC Norilsk Nickel (ADR)	135,536
4,100	*	MMX Mineracao e Metalicos S.A.	2,208
62,381	e*	Mount Gibson Iron Ltd	164
15,162	*	Murchison Metals Ltd	54
656,404		Newcrest Mining Ltd	20,018
1,935,446		Newmont Mining Corp	87,676
2,337	*	North American Palladium Ltd	13
27,403	*	Northgate Minerals Corp	87
4,945	e*	Novagold Resources, Inc	38
98,315		Novolipetsk Steel (GDR)	4,223
435,413		Orica Ltd	11,591
32,248	*	Oriel Resources plc	69
1,376,195	e	Oxiana Ltd	3,999
1,049,314	e*	Paladin Resources Ltd	4,881
85,952	*	PAN American Silver Corp	3,323
2,164,278	*	Pan Australian Resources Ltd	2,067
111,607	e*	Patriot Coal Corp	5,242
22,381	e	Perilya Ltd	21
3,381	*	Peter Hambro Mining plc	87
43,201	e,v	Polyus Gold (ADR)	2,195
7,465	*	Portman Ltd	85
2,536,500		PT Aneka Tambang Tbk	923
1,477,500		PT International Nickel Indonesia Tbk	1,124
5,501	*	Quadra Mining Ltd	101
6,520		Quest Capital Corp	13
998,440	e	Rio Tinto Ltd	111,778
3,516		Rio Tinto plc	1,448
2,021,792		Rio Tinto plc	209,977
271,507	e*	Rosetta Resources, Inc	5,341
142,399	e	Royal Gold, Inc	4,296
18,757		Sally Malay Mining Ltd	90
150,298	e*	ShengdaTech, Inc	1,278
276,810		Sherritt International Corp	3,916
3,139	*	Silver Standard Resources, Inc	96
11,144	*	Silver Wheaton Corp	173
7,599		Silvercorp Metals, Inc	61
264,331	*	Sino Gold Mining Ltd	1,805
4,372	*	Skye Resources, Inc	34
71,980		Southern Copper Corp	7,414
378,516	e	Southern Copper Corp	39,301
93,908	e*	St Barbara Ltd	74
273,519	e*	Stillwater Mining Co	4,231
5,349,700		Straits Asia Resources Ltd	12,631
11,916	e	Sumitomo Titanium Corp	738
164,596	*	Sundance Resources Ltd	38
4,818	*	Tanzanian Royalty Exploration Corp	28
648,129	e	Teck Cominco Ltd	26,577
10,760	*	Thompson Creek Metals Co, Inc	196
14,623	*	Uex Corp	58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
264,400	*	Uranium One, Inc	$871
287,942	e*	Uranium Resources, Inc	1,725
291,885	*	US Gold Corp	741
25,392		Vedanta Resources plc	1,056
459,553		Volcan Cia Minera S.A.	1,365
5,497	*	Western Areas NL	30
778,435		Xstrata plc	54,489
999,798	e	Yamana Gold, Inc	14,669
3,263,500		Zijin Mining Group Co Ltd	3,120
557,691		Zinifex Ltd	5,087
		TOTAL METAL MINING	2,126,026

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
5,331		Aalberts Industries NV	114
129,120	e	Aderans Co Ltd	2,391
700		Alpen Co Ltd	12
20,677	e	Amer Sports Oyj (A Shares)	416
84,579		Armstrong World Industries, Inc	3,016
203		Bijou Brigitte AG.	32
197,204		Blyth, Inc	3,889
64,868		Bulgari S.p.A.	750
402,836		Callaway Golf Co	5,914
22,000		Chow Sang Sang Hldg	23
1,014,000		Citic Pacific Ltd	4,300
24,000		Daiwa Seiko, Inc	42
171,899	e	Daktronics, Inc	3,079
198		Forbo Holding AG.	105
583,212		Fortune Brands, Inc	40,533
1,877,170		Futuris Corp Ltd	3,251
19,565	e	GWA International Ltd	57
1,248,561		Hasbro, Inc	34,835
19,167	e	Hills Industries Ltd	82
274,000		Hutchison Harbour Ring Ltd	21
4,200		Indutrade AB	101
166,985	e*	Jakks Pacific, Inc	4,604
2,280		JUMBO S.A.	68
472,900		Magnum Corp BHD	497
75,249	e	Marine Products Corp	608
1,741,736		Mattel, Inc	34,661
1,550	*	MEGA Brands, Inc	7
13,000,000		Ming Fung Jewellery Group Ltd	1,503
1,100		Mitsubishi Pencil Co Ltd	16
7,000		Mitsuboshi Belting Co Ltd	28
28,603		Morgan Crucible Co plc	124
28,279	e	Namco Bandai Holdings, Inc	383
167,554	e	Nautilus, Inc	551
10,768,857		Playmates Holdings Ltd	6,919
118,604	*	RC2 Corp	2,487
1,000		Roland Corp	19
78,594	e*	Russ Berrie & Co, Inc	1,105
18,000	e	Ryobi Ltd	68
41,493	e	Sankyo Co Ltd	2,464
1,100	e	Sato Corp	14
199,881	e*	Shuffle Master, Inc	1,069
9,270		Societe BIC S.A.	572
39,393	e*	Steinway Musical Instruments, Inc	1,123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
82,830		Tasaki Shinju Co Ltd	$242
5,800	e	Tomy Co Ltd	43
3,110,219		Tyco International Ltd	137,005
520,600	e	Yamaha Corp	9,954
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	309,097

MISCELLANEOUS RETAIL - 1.13%
174,886	*	1-800-FLOWERS.COM, Inc (Class A)	1,488
129,527	*	AC Moore Arts & Crafts, Inc	883
7,093,500	*	Alibaba.com Ltd	14,693
2,246,744	*	Amazon.com, Inc	160,193
2,000		AOKI Holdings, Inc	33
4,848		Avenir Telecom	11
5,098		Axis Communications AB	102
149,399		Aygaz AS	504
218,362	e	Barnes & Noble, Inc	6,693
817		BayWa AG.	49
2,650		Belluna Co Ltd	22
2,396,890		Best Buy Co, Inc	99,375
5,500		Best Denki Co Ltd	44
120,211	e	Big 5 Sporting Goods Corp	1,054
86,468	e*	Blue Nile, Inc	4,682
90,913	e	Books-A-Million, Inc	795
327,587	e	Borders Group, Inc	1,923
76,459	e*	Build-A-Bear Workshop, Inc	695
6,484	*	Buongiorno SpA	17
9,000,000	v	C&O Pharmaceutical Technology Holdings Ltd	2,060
206,894	e*	Cabela's, Inc	2,930
3,713		Carpetright plc	56
232,883		Cash America International, Inc	8,477
30,000,000	*	China WindPower Group Ltd	1,735
73,100	e	Circle K Sunkus Co Ltd	1,242
266,858	e*	CKX, Inc	2,540
611		Clarins	41
3,300		Clas Ohlson AB (B Shares)	60
259,071	e*	Coldwater Creek, Inc	1,308
1,112,932		Compagnie Financiere Richemont AG.	62,421
9,928,350		CVS Corp	402,197
4,658	*	Daum Communications Corp	349
38,530		DCC plc	909
488,162	e*	Dick's Sporting Goods, Inc	13,073
23,500		Dickson Concepts International Ltd	16
659,008	*	Dollar Tree, Inc	18,182
6,900	e	Don Quijote Co Ltd	125
6,444	*	Doosan Corp	1,243
6,959		Douglas Holding AG.	379
23		Dr Ci:Labo Co Ltd	36
37,100	e	EDION Corp	343
651		Etam Developpement S.A.	25
284,295	*	Ezcorp, Inc (Class A)	3,500
6,718		Folli-Follie S.A.	225
1,034,245		Game Group plc	4,357
5,859	e*	Gander Mountain Co	36
206		GIFI	17
31,810		Grupa Lotos S.A.	500
113,721	e*	GSI Commerce, Inc	1,495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,508		Hellenic Duty Free Shops S.A.	$44
167,851	e*	Hibbett Sports, Inc	2,592
45,143		HMV Group plc	116
1,414,148		Home Retail Group	7,332
1,525,698		Hutchison Whampoa Ltd	14,438
685,482		Ichitaka Co Ltd	1,203
58		Index Corp	8
7,000		Izumiya Co Ltd	38
31,506		Jean Coutu Group PJC, Inc	318
64		Jelmoli Holding AG.	180
8,884		JJB Sports plc	19
2,300		Kojima Co Ltd	12
77,020		Largan Precision Co Ltd	802
466,000		Lifestyle International Holdings Ltd	990
177,313	e	Longs Drug Stores Corp	7,529
9,662		Majestic Wine plc	43
9,000	e*	Maruetsu, Inc	83
14,000	*	Maruzen Co Ltd	15
240,695	*	Meinl European Land Ltd	2,740
149,407		Metro AG.	12,072
3,000		Ministop Co Ltd	59
1,400		Mitsuuroko Co Ltd	8
212,296	e	MSC Industrial Direct Co (Class A)	8,969
19,310		N Brown Group plc	93
1,084,109		Next plc	24,506
266,108		Nippon Mining Holdings, Inc	1,410
4,500		Nissen Holdings Co Ltd	30
144,682	e*	Nutri/System, Inc	2,180
1,129,620	*	Office Depot, Inc	12,482
295,903		OfficeMax, Inc	5,664
1,000		Okuwa Co Ltd	14
1,158,514		Origin Energy Ltd	9,698
4,032,000		OSIM International Ltd	1,025
600		Otsuka Kagu Ltd	8
107,994	e*	Overstock.com, Inc	1,286
296,845	e	Pacific Brands Ltd	548
5,000		Parco Co Ltd	71
1,400	e	Paris Miki, Inc	20
54,967		Parkson Retail Group Ltd	463
77,859	e*	PC Connection, Inc	617
858,642		Petsmart, Inc	17,551
221,112	e*	Priceline.com, Inc	26,724
65,154	e	Pricesmart, Inc	1,805
3,065,924	e*	Rite Aid Corp	9,014
12,500	e	Ryohin Keikaku Co Ltd	725
138,000		SA SA International Holdings Ltd	51
286,037	e*	Sears Holdings Corp	29,202
600	v	Seijo Corp	10
3,400		Senshukai Co Ltd	28
356,090	e	Shoppers Drug Mart Corp	18,019
77,312	e*	Shutterfly, Inc	1,150
504,079		Signet Group plc	618
3,000		Sinanen Co Ltd	12
100,814	e*	Stamps.com, Inc	1,034
4,330,681		Staples, Inc	95,751
114,100	e	Sugi Pharmacy Co Ltd	3,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,700		Sundrug Co Ltd	$48
48,610	*	Swisslog Holding AG.	57
99,628	e	Systemax, Inc	1,202
3,564		Takkt AG.	64
9		Telepark Corp	9
523,206		Tiffany & Co	21,891
1,600		Tsuruha Holdings, Inc	69
332,003		Tsutsumi Jewelry Co Ltd	7,228
154,065	e*	Valuevision International, Inc (Class A)	854
4,099,623		Walgreen Co	156,155
27,443		WH Smith plc	202
170,430		World Fuel Services Corp	4,784
2,406		Xebio Co Ltd	62
266,406	e*	Zale Corp	5,264
91,864	e*	Zumiez, Inc	1,441
		TOTAL MISCELLANEOUS RETAIL	1,347,116

MOTION PICTURES - 0.77%
187,718		Astral Media, Inc	7,131
524,400		Astro All Asia Networks plc	574
242,765	e*	Avid Technology, Inc	5,909
1,097,283	e*	Blockbuster, Inc (Class A)	3,577
89,344	e	Carmike Cinemas, Inc	918
3,261,919		CBS Corp (Class B)	72,023
155,396	e	Cinemark Holdings, Inc	1,988
7,627		Cineworld Group plc	20
8,600		Culture Convenience Club Co Ltd	41
1,765,764	*	Discovery Holding Co (Class A)	37,469
663,761	*	DreamWorks Animation SKG, Inc (Class A)	17,112
54,570	*	Entertainment Rights plc	11
34,000	*	eSun Holdings Ltd	11
90,014	e*	Gaiam, Inc (Class A)	1,559
182		Kinepolis	9
281,060	e*	Macrovision Corp	3,794
2,499,700	v	Major Cineplex Group PCL	1,445
220,591		National CineMedia, Inc	4,959
13,982,906		News Corp (Class A)	262,179
23,655	e*	Premiere AG.	510
1,027,997	e	Regal Entertainment Group (Class A)	19,830
5,000		Shaw Brothers (Hong Kong)	10
4,000	f	Shochiku Co Ltd	25
777,113	e*	Time Warner Telecom, Inc (Class A)	12,037
19,864,503		Time Warner, Inc	278,500
9,000		Toei Co Ltd	47
91,400	e	Toho Co Ltd	2,146
1,000		Tohokushinsha Film Corp	11
400		TV Tokyo Corp	18
4,565,691	*	Viacom, Inc (Class B)	180,893
		TOTAL MOTION PICTURES	914,756

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
155,096	e*	Premier Exhibitions, Inc	937
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	937

NONDEPOSITORY INSTITUTIONS - 1.14%
2,498		Aareal Bank AG.	82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
48,950	e	Acom Co Ltd	$1,299
391,513		Advance America Cash Advance Centers, Inc	2,956
8,247		Advanta Corp (Class A)	49
214,192	e	Advanta Corp (Class B)	1,506
693,300		Aeon Credit Service Co Ltd	9,264
1,445,008	v	Aeon Thana Sinsap Thailand PCL	1,824
66,900	e	Aiful Corp	1,075
2,500		Aktiv Kapital ASA	44
90,976	e*	Alternative Asset Management Acquisition Corp	862
814,823	e	American Capital Strategies Ltd	27,834
5,374,799	*	American Express Co	234,986
668,566	e*	AmeriCredit Corp	6,732
1,873,000	g	ARA Asset Management Ltd	973
374,355	e	Ares Capital Corp	4,706
124,785	*	Ares Capital Corp	70
60,744	e	Asta Funding, Inc	846
66,743	e	Australian Wealth Management Ltd	103
4,190		Banca Italease S.p.A.	35
194,641	*	Banco Compartamos S.A. de CV	858
89,330		Bank Pekao S.A.	7,921
13,900	e	BlackRock Kelso Capital Corp	166
1,926		BlueBay Asset Management/United Kingdom	13
101,324	e*	Boise, Inc	648
241,900		Bovespa Holding S.A.	3,260
38,314		Bradford & Bingley plc	142
257,000		Bursa Malaysia BHD	727
3,717,887		Capital One Financial Corp	182,994
587,684	e	CapitalSource, Inc	5,683
178,895		Cattles plc	822
303,608	e,v	Centerline Holding Co	1,233
8,000		Central Finance Co Ltd	21
1,411,826	e	Challenger Financial Services Group Ltd	2,348
225,603	e	Chimera Investment Corp	2,775
830,839		CIT Group, Inc	9,845
630,569		Collins Stewart plc	1,536
122,989	e*	CompuCredit Corp	1,091
2,709,973		Countrywide Financial Corp	14,905
34,114	e*	Credit Acceptance Corp	530
233,930	e	Credit Saison Co Ltd	6,524
522,619		Criteria Caixacorp S.A.	3,589
30,421	e	D Carnegie AB	512
690,864	e	Deutsche Postbank AG.	65,955
5,164,354		Discover Financial Services	84,540
84,017	e*	Encore Capital Group, Inc	571
7,998,374		Fannie Mae	210,517
69,803	e	Federal Agricultural Mortgage Corp (Class C)	1,822
156,742	e	Financial Federal Corp	3,419
151,675	*	First Cash Financial Services, Inc	1,567
3,872,709		First Financial Holding Co Ltd	4,060
254,732	e	First Marblehead Corp	1,900
570	*	Formuepleje Epikur AS	69
3,189,334		Freddie Mac	80,754
275,224	e	GLG Partners, Inc	3,267
350,000	*	Golden Pond Healthcare, Inc	2,663
174,188	e*	Guaranty Financial Group, Inc	1,850
289,286	e*	Heckmann Corp	2,155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
513,335	*	Heckmann Corp	$4,125
55,003		Henderson Group plc	115
148,623	e	Hercules Technology Growth Capital, Inc	1,614
10,732	e	Hitachi Capital Corp	129
847,000		Hong Leong Finance Ltd	2,357
15,137		HSBC Infrastructure Co Ltd	35
183,812		Hypo Real Estate Holding AG.	4,777
417,569		ICAP plc	4,715
801,272		ICICI Bank Ltd	15,366
27,401	v	Imperial Credit Industries	-	^
174,987	e*	Information Services Group, Inc	903
501,803		Infrastructure Development Finance Co Ltd	1,889
429		Interhyp AG.	33
6,541		Intermediate Capital Group plc	203
25,603		International Personal Finance plc	116
8,700		Intrum Justitia AB	155
303,959	e*	INVESTools, Inc	3,341
194,100		Investor AB (B Shares)	4,369
17,000		Jaccs Co Ltd	56
8,700		Japan Securities Finance Co Ltd	49
93	e	Kenedix, Inc	103
17,033,900		Kim Eng Holdings Ltd	25,245
87,932		Kohlberg Capital Corp	913
103,157		Kotak Mahindra Bank Ltd	1,609
33,600		Lopro Corp	22
221,093	e*	Marathon Acquisition Corp	1,707
331,500	e	MCG Capital Corp	3,013
47,357	*	MCG Capital Corp	51
6,474,360		Mega Financial Holding Co Ltd	5,083
5,613		Meliorbanca S.p.A.	24
95,546	e*	Mercadolibre, Inc	3,799
36,000	e	Mitsubishi UFJ Nicos Co Ltd	104
24,898		Moneysupermarket.com Group plc	62
7,260,125	v	National Finance PCL	3,574
111,540	e	Nelnet, Inc (Class A)	1,311
71,122	e*	NewStar Financial, Inc	368
96,932	e	NGP Capital Resources Co	1,592
4,806		Nissin Co Ltd	7
136,719	e*	NTR Acquisition Co	1,308
216,205	e*	Ocwen Financial Corp	960
3,400		OMC Card, Inc	10
13,000		Orient Corp	17
186,881	e	ORIX Corp	25,497
1,557	e	Osaka Securities Exchange Co Ltd	7,076
977		OZ Holding AG.	55
33,406		Paragon Group of Cos plc	65
103,456	e	Patriot Capital Funding, Inc	1,083
74,130	e	Perpetual Trustees Australia Ltd	3,648
318,094	*	PHH Corp	5,544
1,624,563		Polaris Securities Co Ltd	1,160
58,650	e	Promise Co Ltd	1,686
17,137		Provident Financial plc	288
32,000		Public Financial Holdings Ltd	27
213,200		Redecard S.A.	3,547
3,206	*	RHJ International	36
3,300		Ricoh Leasing Co Ltd	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
76,503		Samsung Card Co	$3,615
515		SFCG Co Ltd	55
5,171,859		SLM Corp	79,388
114,611		SM Investments Corp	768
18,184		Smiths News plc	36
18,034		Student Loan Corp	1,784
3,652,000	*	Taishin Financial Holdings Co Ltd	1,827
2,066,112		Taiwan Cooperative Bank	2,037
200,156	e	Takefuji Corp	4,237
1,096,788		Textron, Inc	60,784
514,042	e	Thornburg Mortgage, Inc	545
109,246	e	TICC Capital Corp	822
773,133	e	Tower Australia Group Ltd	1,569
4,608,931		Tullett Prebon plc	43,563
97,013	e*	World Acceptance Corp	3,090
		TOTAL NONDEPOSITORY INSTITUTIONS	1,357,628

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
28,863		Adelaide Brighton Ltd	90
10,787	*	African Minerals Ltd	31
148,391	e	AMCOL International Corp	4,634
37,670		Cimsa Cimento Sanayi Ve Tica	188
189,537		Compass Minerals International, Inc	11,179
5,386	*	Gem Diamonds Ltd	94
260,116	e*	General Moly, Inc	2,078
1,084,870		Grupo Mexico S.A. de C.V. (Series B)	7,203
385,002		Haci Omer Sabanci Holding AS	1,200
6,551		Harry Winston Diamond Corp	157
1,600	e	Nippon Ceramic Co Ltd	15
3,000		Nittetsu Mining Co Ltd	20
4,514	*	Petra Diamonds Ltd	9
534,153		Potash Corp of Saskatchewan	83,002
2,032		S&B Industrial Minerals S.A.	30
18,298	*	Shore Gold, Inc	72
460,533	e	Vulcan Materials Co	30,580
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	140,582

OIL AND GAS EXTRACTION - 3.90%
11,432		Aban Offshore Ltd	859
585,146	e	Acergy S.A.	12,611
166,006		Addax Petroleum Corp	6,590
13,476		Advantage Energy Income Fund	155
5,813	e*	AED Oil Ltd	12
2,000	*	AGR Group ASA	16
49,207	e	Aker Kvaerner ASA	1,121
1,434		AltaGas Income Trust	34
1,970,149		Anadarko Petroleum Corp	124,179
18,731	*	Anzon Australia Ltd	24
50,108	e	APCO Argentina, Inc	1,301
11,400	*	Approach Resources, Inc	179
199,710	*	Arena Resources, Inc	7,731
33,117	*	Arrow Energy NL	53
120,529		Atlas America, Inc	7,285
122,995	*	ATP Oil & Gas Corp	4,024
216,739	*	Atwood Oceanics, Inc	19,879
66,632	*	Australian Worldwide Exploration Ltd	215

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,207,867		Baker Hughes, Inc	$219,739
221,258	e*	Basic Energy Services, Inc	4,885
8,491		Baytex Energy Trust	188
52,857	e	Beach Petroleum Ltd	61
238,247	e	Berry Petroleum Co (Class A)	11,076
7,526,270		BG Group plc	174,315
172,364	e*	Bill Barrett Corp	8,144
1,371,044		BJ Services Co	39,089
191,178	*	Bois d'Arc Energy, Inc	4,108
2,187		Bonavista Energy Trust	64
4,072	*	Bow Valley Energy Ltd	20
210,880	e*	Brigham Exploration Co	1,280
146,393	e*	Bronco Drilling Co, Inc	2,358
9,093	*	Cairn Energy plc	511
147,939	*	Cairn India Ltd	826
226,260	e*	Cal Dive International, Inc	2,349
1,138		Calfrac Well Services Ltd	25
114,172	e*	Callon Petroleum Co	2,065
4,212	*	Calvalley Petroleums, Inc	20
1,256,289	*	Cameron International Corp	52,312
866,765		Canadian Natural Resources Ltd	59,338
133,480	*	Carrizo Oil & Gas, Inc	7,911
1,444	e*	CAT Oil AG.	24
181,646	e*	Cheniere Energy, Inc	3,597
2,186,706		Chesapeake Energy Corp	100,917
10,948,400		China Oilfield Services Ltd	17,950
413,168		Cimarex Energy Co	22,617
36,462	*	Clayton Williams Energy, Inc	1,914
14,313,200		CNOOC Ltd	21,150
1,920,000		Cnpc Hong Kong Ltd	881
112,623	e*	CNX Gas Corp	3,636
65,690	e*	Compagnie Generale de Geophysique S.A.	16,353
216,170	*	Complete Production Services, Inc	4,959
9,231	*	Compton Petroleum Corp	103
277,078	*	Comstock Resources, Inc	11,166
179,100	*	Concho Resources, Inc	4,592
21,000	*	Connacher Oil and Gas Ltd	64
74,330	e*	Contango Oil & Gas Co	4,803
115,519	*	Continental Resources, Inc	3,684
2,842		Crescent Point Energy Trust	79
4,357	*	Crew Energy, Inc	57
4,313	*	Dana Petroleum plc	108
61,252	e*	Dawson Geophysical Co	4,135
7,841		Daylight Resources Trust	69
2,500	v	Deep Ocean	12
372,536	e*	Delta Petroleum Corp	8,397
8,066,131	*	Denbury Resources, Inc	230,288
225,887	e*	DET Norske Oljeselskap	403
279,825		Diamond Offshore Drilling, Inc	32,572
5,302	*	Duvernay Oil Corp	227
186,417	e*	Edge Petroleum Corp	751
2,600	e*	Electromagnetic GeoServices AS	14
1,338,756		EnCana Corp	101,993
314,043	*	Encore Acquisition Co	12,650
207,515	*	Energy Partners Ltd	1,965
202,137		Enerplus Resources Fund	8,793

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
250,618	b,m,v*	Enron Corp	$-	^
1,402,409		ENSCO International, Inc	87,819
150,600		Ensign Energy Services, Inc	2,936
549,477		Equitable Resources, Inc	32,364
3,038		ERG S.p.A.	68
212,352	*	Essar Oil Ltd	1,082
3,908		Etablissements Maurel et Prom	80
347,810	*	EXCO Resources, Inc	6,435
12,462		Expro International Group plc	289
347,277	e*	Exterran Holdings, Inc	22,413
6,501		Fairborne Energy Ltd	44
200,095	e*	First Calgary Petroleums Ltd	563
1,171	*	Flint Energy Services Ltd	22
301,345	*	Forest Oil Corp	14,754
1,690,000		Formosa Petrochemical Corp	5,023
2,400	e	Fred Olsen Energy ASA	136
186,558	e*	FX Energy, Inc	795
237,468		GAIL India Ltd	2,518
3,045	*	Galleon Energy, Inc (Class A)	44
171,279	e*	GeoGlobal Resources, Inc	478
36,530	*	Geokinetics, Inc	662
94,443	e*	Geomet, Inc	629
603,708	*	Global Industries Ltd	9,714
66,488	*	GMX Resources, Inc	2,322
5,016	*	Gold Eagle Mines Ltd	45
89,649	e*	Goodrich Petroleum Corp	2,697
1,274,226	e*	Grey Wolf, Inc	8,639
108,065	e*	Gulfport Energy Corp	1,146
5,047,515		Halliburton Co	198,519
153,428		Harvest Energy Trust	3,438
221,976	e*	Harvest Natural Resources, Inc	2,677
378,315	*	Helix Energy Solutions Group, Inc	11,917
393,462		Helmerich & Payne, Inc	18,442
957,932	*	Hercules Offshore, Inc	24,063
905	*	Heritage Oil Corp	46
2,986	*	Highpine Oil & Gas Ltd	28
540,496	e	Husky Energy, Inc	21,163
2,075		Idemitsu Kosan Co Ltd	161
2,258	*	Imperial Energy Corp plc	59
7,500		INA Industrija Nafte DD (GDR)	3,574
874		Inpex Holdings, Inc	9,733
2,804,664	*	Integra Group Holdings (GDR)	30,935
16,003	*	Iteration Energy Ltd	94
19,585	*	Ivanhoe Energy, Inc	36
4,100		Japan Petroleum Exploration Co	272
17,872		JKX Oil & Gas plc	156
102,000		K1 Ventures Ltd	14
3,000		Kanto Natural Gas Development Ltd	18
64,295	e	Kayne Anderson Energy Development Co	1,601
1,599,249		KazMunaiGas Exploration Production (GDR)	40,061
5,787	*	Kereco Energy Ltd	23
62,255	*	Lundin Petroleum AB	846
1,194	*	Major Drilling Group International	62
517,846	e*	Mariner Energy, Inc	13,987
3,085		MarkWest Energy Partners LP	95
32,549	*	Max Petroleum plc	37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
181,594	e*	McMoRan Exploration Co	$3,140
2,797		Melrose Resources plc	18
578,941	*	Meridian Resource Corp	857
1,145,975	*	Nabors Industries Ltd	38,700
2,104,212	*	National Oilwell Varco, Inc	122,844
42,892	e	Neste Oil Oyj	1,499
488,063	e*	Newpark Resources, Inc	2,489
859,051		Nexen Inc	25,492
38,873	e*	Nexus Energy Ltd	53
50,708		Niko Resources Ltd	4,113
1,267,704		Noble Corp	62,967
60,800		NovaTek OAO (GDR)	4,907
3,848	*	NuVista Energy Ltd	59
228,238	*	Oceaneering International, Inc	14,379
427,300		Oil & Gas Development Co Ltd	913
225,517		Oil & Natural Gas Corp Ltd	5,512
1,185,156		Oil Refineries Ltd	1,056
10,992	*	Oilexco, Inc	144
741,785	e*	Oilsands Quest, Inc	2,923
218,509	e*	OPTI Canada, Inc	3,683
5,400	*	PA Resources AB	44
20,500		Pakistan Petroleum Ltd	85
207,844	e*	Parallel Petroleum Corp	4,068
2,774		Paramount Energy Trust	22
1,814	*	Paramount Resources Ltd (Class A)	27
583,129	e*	Parker Drilling Co	3,767
1,201,953	e	Patterson-UTI Energy, Inc	31,467
213,138		Penn Virginia Corp	9,397
485,957		Penn West Energy Trust	13,635
6,944	*	Petrobank Energy & Resources Ltd	316
920,622		Petro-Canada	40,109
20,023,075		PetroChina Co Ltd	25,007
1,056,723	e*	PetroHawk Energy Corp	21,314
1,290,165		Petroleo Brasileiro S.A.	54,402
1,064,859		Petroleo Brasileiro S.A.	54,417
85,175	e*	Petroleum Development Corp	5,900
494,215	e	Petroleum Geo-Services ASA	12,228
56,000	*	Petrolia Drilling ASA	21
3,802	*	Petrolifera Petroleum Ltd	34
1,075,000		Petron Corp	147
3,803		Petroplus Holdings AG.	234
286,997	e*	Petroquest Energy, Inc	4,977
2,682		Peyto Energy Trust	51
301,348	e*	Pioneer Drilling Co	4,800
469,251		Pioneer Natural Resources Co	23,050
427,640	*	Plains Exploration & Production Co	22,725
200,982		Precision Drilling Trust	4,680
4,675	*	Premier Oil plc	129
1,333,564	*	Pride International, Inc	46,608
2,222	*	ProEx Energy Ltd	36
2,496		Progress Energy Trust	31
54,565	e	ProSafe ASA	857
278,607		Provident Energy Trust	2,972
4,941,775		PT Apexindo Pratama Duta	923
2,291,500		PT Energi Mega Persada Tbk	281
1,655,700	v	PTT Exploration & Production PCL	7,941

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,768	e*	Queensland Gas Co Ltd	$56
418,148	*	Quicksilver Resources, Inc	15,275
624,327		Range Resources Corp	39,614
6,807		Real Resources, Inc	96
19,951	*	Regal Petroleum plc	48
435,633	*	Reliance Petroleum Ltd	1,696
6,100	*	Revus Energy ASA	79
39,245	e*	Rex Energy Corp	653
15,835	*	Riversdale Mining Ltd	119
30,381	*	Roc Oil Co Ltd	64
447,452		Rowan Cos, Inc	18,426
174,860	e	RPC, Inc	2,656
4,664,016		Saipem S.p.A.	188,795
3,841	*	Salamander Energy plc	23
819,558		Santos Ltd	10,860
5,407		Savanna Energy Services Corp	101
7,714	*	Saxon Energy Services, Inc	45
41,582		SBM Offshore NV	1,341
6,166,131	*	Schlumberger Ltd	536,453
921,907		Scomi Group BHD	285
86,577	e*	SEACOR Holdings, Inc	7,390
72,271	e	SeaDrill Ltd	1,937
7,148		Sibir Energy plc	78
1,103,568		Singapore Petroleum Co Ltd	5,420
52,864		SK Energy Co Ltd	5,445
826,767		Smith International, Inc	53,103
2,859	*	Soco International plc	109
3,600	*	Songa Offshore ASA	48
1,398,736	*	Southwestern Energy Co	47,123
244,269		St. Mary Land & Exploration Co	9,404
241,119	*	Sterling Energy plc	38
177,891	*	Stone Energy Corp	9,305
5,750	*	Subsea 7, Inc	130
251,005	e*	Sulphco, Inc	1,047
331,507	*	Superior Energy Services	13,134
59,949	e*	Superior Offshore International, Inc	198
4,253		Superior Plus Income Fund	58
84,630	e*	Superior Well Services, Inc	1,851
71,700	e,v	Surgutneftegaz (ADR)	3,417
104,100		Surgutneftegaz (ADR)	4,962
167,407	e*	Swift Energy Co	7,532
2,708	*	Synenco Energy, Inc	19
1,564,884	e	Talisman Energy, Inc	27,762
14,382	*	Tap Oil Ltd	21
56,696		Tatneft (GDR)	7,370
30,096	e	Technip S.A.	2,344
3,152	*	Tesco Corp	76
304,942	e*	Tetra Technologies, Inc	4,830
25,243	e*	TGS Nopec Geophysical Co ASA	367
559,300	v	Thai Oil PCL	1,243
247,339	e	Tidewater, Inc	13,631
740,000	*	Titan Petrochemicals Group Ltd	36
81,435	e*	Toreador Resources Corp	634
1,901,192		Transocean, Inc	257,041
141,240		Trican Well Service Ltd	2,957
77,097	e*	Trico Marine Services, Inc	3,004

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,175		Trilogy Energy Trust	$21
4,185		Trinidad Drilling Ltd	53
567,408		Tullow Oil plc	7,438
195,114	e*	TXCO Resources, Inc	2,416
73,788	*	Union Drilling, Inc	1,291
407,694	*	Unit Corp	23,096
33,900	v*	Unit Corp	-	^
5,413	*	Urals Energy PCL	18
267,114	*	UTS Energy Corp	1,361
404,055	e*	Vaalco Energy, Inc	2,008
70,574	e*	Venoco, Inc	820
10,931		Venture Production plc	135
1,255	*	Verenex Energy, Inc	11
1,718		Vermilion Energy Trust	61
532,440	e	W&T Offshore, Inc	18,162
297,172	e*	Warren Resources, Inc	3,527
7,000	*	Wavefield Inseis ASA	53
1,757,538	*	Weatherford International Ltd	127,369
128,000	*	West Siberian Resources Ltd (GDR)	95
182,519	*	W-H Energy Services, Inc	12,566
246,218	*	Whiting Petroleum Corp	15,918
188,143	e*	Willbros Group, Inc	5,757
502,403	e	Woodside Petroleum Ltd	25,024
6,829,186		XTO Energy, Inc	422,454
		TOTAL OIL AND GAS EXTRACTION	4,655,502

PAPER AND ALLIED PRODUCTS - 0.36%
4,755	e	AbitibiBowater, Inc	61
295,273	e	AbitibiBowater, Inc	3,812
1,424		Ahlstrom Oyj	41
6,137		Altri SGPS S.A.	43
383,268		Aracruz Celulose S.A.	2,615
398,771	e	Bemis Co	10,141
45,548	e	Billerud AB	517
214,784	*	Buckeye Technologies, Inc	2,397
81,116	*	Canfor Corp	635
3,484		Cascades, Inc	27
11,332	*	Catalyst Paper Corp	10
293,196	e*	Cenveo, Inc	3,067
109,684	e	Chesapeake Corp	528
12,000	e	Daio Paper Corp	81
1,840,604	*	Domtar Corporation	12,571
78,688		Empresas CMPC S.A.	3,241
700		FP Corp	17
269,961		Glatfelter	4,079
373,201	e*	Graphic Packaging Holding Co	1,090
191,243		Greif, Inc (Class A)	12,991
7,626		Grupo Empresarial Ence S.A.	71
1,226,273		Hengan International Group Co Ltd	4,207
46,425	e	Holmen AB (B Shares)	1,606
4,018		Huhtamaki Oyj	43
1,889,722		International Paper Co	51,400
2,175,122		Kimberly-Clark Corp	140,404
464,576		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,061
14,110	e	Kinnevik Investment AB	268
324,995		Klabin S.A.	1,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
32,877		Kokuyo Co Ltd	$282
250,400		Lee & Man Paper Manufacturing Ltd	401
5,203	e	Mayr-Melnhof Karton AG.	525
1,063,405		MeadWestvaco Corp	28,946
161,254	e*	Mercer International, Inc	1,124
40,458		Metso Oyj	2,184
773		Miquel y Costas & Miquel S.A.	17
34,000		Mitsubishi Paper Mills Ltd	73
26,721		Mondi Ltd	227
1,549,469		Mondi plc	12,854
9,863		M-real Oyj	33
240,159		Nampak Ltd	486
75,255		Neenah Paper, Inc	1,940
1,194,000		Nine Dragons Paper Holdings Ltd	971
103	e	Nippon Paper Group, Inc	244
28,769	e	Norske Skogindustrier ASA	100
159,910	e	OJI Paper Co Ltd	720
504,636		Packaging Corp of America	11,269
2,041		Papeles y Cartones de Europa S.A.	21
2,675,875	e	PaperlinX Ltd	6,725
28	e	Pilot Corp	51
22,960		Portucel Empresa Produtora de Pasta e Papel S.A.	81
11,000	e	Rengo Co Ltd	61
218,364		Rock-Tenn Co (Class A)	6,544
5,000	e	Sanrio Co Ltd	44
170,883		Sappi Ltd	1,937
89,383		Schweitzer-Mauduit International, Inc	2,068
9,349	e	Semapa-Sociedade de Investimento e Gestao	120
83,118		Smurfit Kappa Group plc	1,000
1,112,337	*	Smurfit-Stone Container Corp	8,565
885,737		Sonoco Products Co	25,359
507,034	e	Stora Enso Oyj (R Shares)	5,851
938,045		Svenska Cellulosa AB (B Shares)	17,090
870,455	e	Temple-Inland, Inc	11,072
396,000		Uni-Bio Science Group Ltd	21
136,000	e	Uni-Charm Corp	9,946
431,918	e	UPM-Kymmene Oyj	7,671
62,000	*	Vinda International Holdings Ltd	21
73,822		Votorantim Celulose e Papel S.A.	2,112
257,995	e	Wausau Paper Corp	2,131
912,717		Yuen Foong Yu Paper Manufacturing Co Ltd	410
		TOTAL PAPER AND ALLIED PRODUCTS	430,395

PERSONAL SERVICES - 0.10%
616		Angelica Corp	11
775,205		Cintas Corp	22,124
158,561	e*	Coinstar, Inc	4,462
28,007	e	CPI Corp	484
486,006		Davis Service Group plc	4,765
3,198		Dignity plc	49
8,546		Fairpoint Group plc	17
123,157	e	G & K Services, Inc (Class A)	4,386
1,497,319		H&R Block, Inc	31,084
4,922	e	Invocare Ltd	29
160,061	e	Jackson Hewitt Tax Service, Inc	1,836
1,489,273		Kuala Lumpur Kepong BHD	7,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
17,892		Mcbride plc	$37
28,737		Photo-Me International plc	9
259,300		Regis Corp	7,128
551,996		Rentokil Initial plc	1,065
451,376	e*	Sally Beauty Holdings, Inc	3,115
1,224,963		Service Corp International	12,421
85,046	e*	Steiner Leisure Ltd	2,807
81,490		Unifirst Corp	3,022
277,491	e	Weight Watchers International, Inc	12,856
		TOTAL PERSONAL SERVICES	119,250

PETROLEUM AND COAL PRODUCTS - 6.56%
88,555	e	Alon USA Energy, Inc	1,347
3,551,308		Apache Corp	429,069
235,738		Ashland, Inc	11,150
95,214		Bharat Petroleum Corp Ltd	970
32,829,936		BP plc	333,599
135		BP plc (ADR)	8
1,383,476		Cabot Oil & Gas Corp	70,336
10,489,825		Chevron Corp	895,411
13,988,764		China Petroleum & Chemical Corp	11,971
8,383,295		ConocoPhillips	638,891
308,000		Cosmo Oil Co Ltd	967
29,200	e*	CVR Energy, Inc	672
1,700	e	Daiseki Co Ltd	51
134,158	e	Delek US Holdings, Inc	1,700
3,057,744		Devon Energy Corp	319,014
3,541,638	e	ENI S.p.A.	120,773
1,187,252		EOG Resources, Inc	142,470
131		Esso SA Francaise	28
28,368,112		Exxon Mobil Corp	2,399,375
513,953		Frontier Oil Corp	14,010
234,354	e*	Headwaters, Inc	3,091
26,821		Hellenic Petroleum S.A.	353
1,515,376		Hess Corp	133,626
186,108		Holly Corp	8,079
622,778	e	Imperial Oil Ltd	32,642
21,504		Jordan Petroleum Refinery	416
390,770		LUKOIL (ADR)	33,528
5,015,799		Marathon Oil Corp	228,720
5,326		Motor Oil Hellas Corinth Refineries S.A.	112
789,076		Murphy Oil Corp	64,815
494,349	*	Newfield Exploration Co	26,126
1,341,347		Noble Energy, Inc	97,650
46,587	e*	Nova Biosource Fuels, Inc	70
8,663,989	*	Occidental Petroleum Corp	633,944
223,420		OMV AG.	14,765
1,771		Parkland Income Fund	24
3,800		Peab Industri AB (B Shares)	41
63,100	e	Petrobras Energia Participaciones S.A.(ADR)	716
603,369		Petroleo Brasileiro S.A. (ADR)	61,610
19,155		PGG Wrightson Ltd	31
250,299	*	Polski Koncern Naftowy Orlen S.A.	4,449
241,467		Premier Farnell plc	854
1,713,600	v	PTT PCL	17,199
700		Quaker Chemical Corp	22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
626,097		Repsol YPF S.A.	$21,608
576,614		Rosneft Oil Co (GDR)	5,195
4,706,697		Royal Dutch Shell plc (A Shares)	162,256
3,051,895		Royal Dutch Shell plc (B Shares)	102,726
844		Rubis	71
1,360		Samir	144
287,018	e*	SandRidge Energy, Inc	11,237
19,095		Saras S.p.A.	98
61,200		Shell Refining Co	209
439,373	e	Showa Shell Sekiyu KK	4,443
29,824		SK Corp	4,276
40,356		S-Oil Corp	2,571
1,681,542	e	Statoil ASA	50,390
1,114,153		Suncor Energy, Inc	107,687
1,426,500		Suncor Energy, Inc	137,443
645,715		Sunoco, Inc	33,881
841,602		Tesoro Corp	25,248
43,749	e	TonenGeneral Sekiyu KK	374
3,565,394		Total S.A.	264,782
115,506		Tupras Turkiye Petrol Rafine	2,554
38,167	*	Unipetrol	622
2,663,318		Valero Energy Corp	130,796
113,403	e	WD-40 Co	3,771
107,862	e	Western Refining, Inc	1,453
3,800	e	YPF S.A.	167
		TOTAL PETROLEUM AND COAL PRODUCTS	7,828,697

PIPELINES, EXCEPT NATURAL GAS - 0.09%
3,222		Pembina Pipeline Income Fund	51
2,430,538		Spectra Energy Corp	55,295
956,997	e	TransCanada Corp	36,874
784,997	*	Wellstream Holdings plc	20,487
		TOTAL PIPELINES, EXCEPT NATURAL GAS	112,707

PRIMARY METAL INDUSTRIES - 1.20%
53,601	e	Acerinox S.A.	1,486
2,149	e*	Advanced Metallurgical Group NV	173
800		Ahresty Corp	11
17,000	e	Aichi Steel Corp	82
910,322	e	AK Steel Holding Corp	49,540
3,277,272		Alcoa, Inc	118,178
569,700		Allegheny Technologies, Inc	40,654
2,606,000		Aluminum Corp of China Ltd	4,212
840,720		Angang New Steel Co Ltd	1,919
587,510	e	Arcelor	48,130
2,735		Arques Industries AG.	53
1,200		Asahi Pretec Corp	32
367		A-TEC Industries AG.	30
3,400		BE Group AB	36
5,750	e	Bekaert S.A.	837
264,927	e	Belden CDT, Inc	9,357
1,252,235	e	BlueScope Steel Ltd	11,295
15,226	*	Boryszew S.A.	55
121,654	e*	Brush Engineered Materials, Inc	3,123
1,974		Canam Group, Inc	21
222,120		Carpenter Technology Corp	12,432

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
376,987		Catcher Technology Co Ltd	$1,402
162,973	*	Century Aluminum Co	10,795
7,244,941		China Steel Corp	11,447
10,000		Chugai Ro Co Ltd	44
45,326	e*	Coleman Cable, Inc	499
551,642	*	CommScope, Inc	19,214
293,526		Companhia Siderurgica Nacional S.A.	10,465
2,457		Corinth Pipeworks S.A.	15
8,494,745		Corning, Inc	204,214
38,287		Daewoo International Corp	1,384
48,841	e	Daido Steel Co Ltd	252
31,990		Dongkuk Steel Mill Co Ltd	1,252
346,000	m,v	DOWA HOLDINGS CO LTD	3
162,001		DOWA HOLDINGS CO Ltd	961
631		Draka Holding	20
3,138		Duro Felguera S.A.	35
1,985		EL Ezz Aldekhela Steel Alexandria	543
77,216		El Ezz Steel Co	1,288
2,298		Elval Aluminium Process Co	8
145,205	e	Encore Wire Corp	2,644
3,492	*	EnerTAD S.p.A.	14
56,486	*	Equinox Minerals Ltd	269
474,243	*	Equinox Minerals Ltd	2,349
328,245		Eregli Demir ve Celik Fabrikalari TAS	2,300
41,936	e*	Esmark, Inc	474
5,000		Evraz Group S.A. (GDR)	432
7,415		Foseco plc	43
45,093	e	Fujikura Ltd	204
1,337,598	e	Furukawa Electric Co Ltd	4,321
242,840	*	General Cable Corp	14,345
491,641		Gerdau Ameristeel Corp	7,007
239,401		Gerdau S.A.	7,381
44,225		Gerdau S.A.	1,138
158,953	e	Gibraltar Industries, Inc	1,865
10,000		Godo Steel Ltd	33
6,155		Grupa Kety S.A.	332
8,089		Halcor S.A.	29
61,810	e*	Haynes International, Inc	3,392
456,748	*	Hindalco Industries Ltd	1,880
17,756		Hoganas AB (Class B)	422
29,388	e*	Horsehead Holding Corp	340
228,709		Hubbell, Inc (Class B)	9,992
1,282,000		Hunan Non-Ferrous Metal Corp Ltd	496
41,062		Hyundai Steel Co	2,873
10,000		JFE Shoji Holdings, Inc	70
1,101,412		Jiangxi Copper Co Ltd	2,078
169,377		Johnson Matthey plc	6,740
104,943		KGHM Polska Miedz S.A.	4,830
17,324		KME Group S.p.A.	28
529,300		KNM Group BHD	877
7,522,839		Kobe Steel Ltd	21,433
5,000		Kurimoto Ltd	6
700		Kyoei Steel Ltd	19
84,412	*	LB Foster Co (Class A)	3,635
3,817		Leoni AG.	183
1,316,000		Maanshan Iron & Steel	690

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,587,967		Madeco S.A.	$178
118,476		Magnitogorsk Iron & Steel Works (GDR)	1,884
2,400		Maruichi Steel Tube Ltd	79
600		Matsuda Sangyo Co Ltd	14
165,969		Matthews International Corp (Class A)	8,008
27,100		Mechel Steel Group OAO (ADR)	3,084
17,000		Midas Holdings Ltd	12
2,761,672		Mitsubishi Materials Corp	11,996
17,000		Mitsubishi Steel Manufacturing Co Ltd	51
370,433		Mitsui Mining & Smelting Co Ltd	1,159
177,655		Mittal Steel South Africa Ltd	4,315
230,385		Mueller Industries, Inc	6,647
10,000		Nakayama Steel Works Ltd	21
1,500		Neturen Co Ltd	15
13,000		Nippon Denko Co Ltd	124
7,000		Nippon Koshuha Steel Co Ltd	13
102,413	e	Nippon Light Metal Co Ltd	154
15,000	e	Nippon Metal Industry Co Ltd	48
4,078,788	e	Nippon Steel Corp	20,664
13,500	e	Nippon Yakin Kogyo Co Ltd	108
2,495,876	e	Nisshin Steel Co Ltd	8,638
604,333	e	Norsk Hydro ASA	8,806
46,691	e*	Northwest Pipe Co	1,984
1,425,560		Nucor Corp	96,567
52,848	e	Olympic Steel, Inc	2,383
371,477		OneSteel Ltd	2,169
800		Osaka Steel Co Ltd	10
40,515	e	Outokumpu Oyj	1,843
7,000	e	Pacific Metals Co Ltd	68
3,855		PKC Group Oyj	43
8,590		Poongsan Corp	150
61,508		POSCO	29,563
808,214		Precision Castparts Corp	82,502
218,535	e	Quanex Corp	11,307
2,232	*	Recylex S.A.	54
122,237	e*	RTI International Metals, Inc	5,526
131,481		Salzgitter AG.	22,873
6,000		Sanyo Special Steel Co Ltd	27
722		Schmolz + Bickenbach AG.	60
129,677	e	Schnitzer Steel Industries, Inc (Class A)	9,210
170,750		Severstal (GDR)	3,859
2,352,000		Shougang Concord International Enterprises Co Ltd	553
3,083		Sidenor Steel Products Manufacturing Co S.A.	39
9,800	v	Siderar SAIC (Class A) (ADR)	517
338		Sonasid	193
2,660,718		Steel Authority Of India	12,289
815,424		Steel Dynamics, Inc	26,942
134,154	*	Sterlite Industries India Ltd	2,389
8,417	e	Straits Resources Ltd	47
1,258,039	e	Sumitomo Electric Industries Ltd	15,927
28,000		Sumitomo Light Metal Industries Ltd	37
5,627,421	e	Sumitomo Metal Industries Ltd	21,340
824,510	e	Sumitomo Metal Mining Co Ltd	15,344
130,034	*	Superior Essex, Inc	3,657
23,000		SWCC Showa Holdings Co Ltd	35
16,959		Taihan Electric Wire Co Ltd	914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
152,732		Tata Steel Ltd	$2,643
212,861	e	Tenaris S.A. (ADR)	10,611
149,849	e	Texas Industries, Inc	9,007
388,830	e	Titanium Metals Corp	5,852
2,750		TKH Group NV	65
17,908	e	Toho Titanium Co Ltd	460
16,000		Toho Zinc Co Ltd	86
205,738	e	Tokyo Steel Manufacturing Co Ltd	2,791
8,000	e	Tokyo Tekko Co Ltd	33
4,000		Toyo Kohan Co Ltd	21
191,696		Tredegar Corp	3,491
15,098		Tubacex S.A.	167
17,709		Tubos Reunidos S.A.	129
669,000		Tung Ho Steel Enterprise Corp	1,255
279,626		Umicore	14,551
617,199		United States Steel Corp	78,304
36,830	e*	Universal Stainless & Alloy	1,094
141,875		Usinas Siderurgicas de Minas Gerais S.A.	7,956
39,329		Usinas Siderurgicas de Minas Gerais S.A.	2,304
610,956		Vallourec	148,318
34,650		Viohalco S.A.	359
192,952		Voestalpine AG.	13,403
4,611		Von Roll Holding AG.	41
12,082,150		Walsin Lihwa Corp	5,966
421,186	e	Worthington Industries, Inc	7,105
54,500	e	Yamato Kogyo Co Ltd	2,198
6,000		Yodogawa Steel Works Ltd	29
		TOTAL PRIMARY METAL INDUSTRIES	1,435,339

PRINTING AND PUBLISHING - 0.45%
300,345	e*	ACCO Brands Corp	4,076
33,616		Agora S.A.	641
95,399	e	AH Belo Corp (Class A)	1,090
6,736		Alma Media	90
328,027	e	American Greetings Corp (Class A)	6,085
62,514		APN News & Media Ltd	262
31,041	e	Arnoldo Mondadori Editore S.p.A.	262
475,197		Belo (A.H.) Corp (Class A)	5,023
168,595		Bowne & Co, Inc	2,571
3,400		Caltagirone Editore S.p.A.	21
5,600		Cermaq ASA	71
19		CHINTAI Corp	5
57,810	*	Consolidated Graphics, Inc	3,240
54,966	e	Courier Corp	1,371
39,285		CSS Industries, Inc	1,373
1,102,237	e	Dai Nippon Printing Co Ltd	17,538
90,958		Daily Mail & General Trust	780
2,114		Davis & Henderson Income Fund	35
321,394		De La Rue plc	5,655
157,762	*	Dogan Yayin Holding	270
29,550	*	Dolan Media Co	594
458,726		Dun & Bradstreet Corp	37,331
2,119,258	e	Eniro AB	15,408
157,038		Ennis, Inc	2,635
615,554	e	EW Scripps Co (Class A)	25,859
1,100	e	Fuji Seal International, Inc	15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,133,000		Fung Choi Media Group Ltd	$6,728
73,068		Future plc	41
7,000		Gakken Co Ltd	21
1,437,260		Gannett Co, Inc	41,752
73,352	e	GateHouse Media, Inc	428
202,382	e	Harte-Hanks, Inc	2,767
126,783		Hurriyet Gazetecilik AS	194
6,763	*	Impresa SGPS	16
59,671		Independent News & Media plc	196
962,928	e	John Fairfax Holdings Ltd	3,054
208,304		John Wiley & Sons, Inc (Class A)	8,270
15,357		Johnston Press plc	38
259,451		Journal Communications, Inc (Class A)	1,915
15,000		Kyodo Printing Co Ltd	41
3,745		Lambrakis Press S.A.	22
279,276	e	Lee Enterprises, Inc	2,796
136,770	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,016
165,249	e	McClatchy Co (Class A)	1,768
2,524,670		McGraw-Hill Cos, Inc	93,287
78,382	*	Mecom Group plc	49
121,045		Media General, Inc (Class A)	1,697
215,479		Meredith Corp	8,242
165	*	Metro International S.A. (A Shares)	-	^
331	*	Metro International S.A. (B Shares)	-	^
53,100	*	MSCI, Inc	1,580
44,071	e	Multi-Color Corp	985
556,854	e	New York Times Co (Class A)	10,513
34,000		Next Media Ltd	13
110,000		Oriental Press Group	15
266,207	e	Orkla ASA	3,372
490,901	e	PagesJaunes Groupe S.A.	8,742
410,973		Pearson plc	5,559
108,314	e*	Playboy Enterprises, Inc (Class B)	902
61,559	e	PMP Ltd	85
249,290	e	Primedia, Inc	1,832
1,300		PRONEXUS, INC	11
4,839	b*	Quebecor World, Inc	1
4,293		Quebecor, Inc (Class B)	108
707,267	e*	R.H. Donnelley Corp	3,579
1,043,460		R.R. Donnelley & Sons Co	31,627
24,072		RCS MediaGroup S.p.A.	93
1,147,902		Reed Elsevier NV	21,892
3,207,185		Reed Elsevier plc	40,801
905,876		Reuters Group plc	10,428
264,945	e	Sanoma-WSOY Oyj	7,345
122,513	e	Schawk, Inc	1,959
10,284	e	Schibsted ASA	307
173,751	e*	Scholastic Corp	5,259
3,255,647		Singapore Press Holdings Ltd	10,880
24,323		St Ives Group plc	117
96,531	e	Standard Register Co	752
178,600		Star Publications Malaysia BHD	191
351,968	e,v*	Sun-Times Media Group, Inc (Class A)	253
1,753		Telegraaf Media Groep NV	57
5,773		Teleperformance	215
7,158		Teranet Income Fund	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
302,101	e	Thomson Corp	$10,160
4,800	e	Toppan Forms Co Ltd	49
418,844	e	Toppan Printing Co Ltd	4,857
2,621		Torstar Corp (Class B)	42
6,753		Transcontinental, Inc (Class A)	123
555,872		Trinity Mirror plc	3,255
548,202		United Business Media plc	5,864
250,883	e*	Valassis Communications, Inc	2,722
226,033	e*	VistaPrint Ltd	7,900
22,258		Washington Post Co (Class B)	14,724
10,033	e	West Australian Newspapers Holdings Ltd	101
158,532		Wolters Kluwer NV	4,197
2,140,963		Yell Group plc	6,544
459,694		Yellow Pages Income Fund	4,698
		TOTAL PRINTING AND PUBLISHING	541,415

RAILROAD TRANSPORTATION - 0.80%
426,653	e	Asciano Group	1,560
2,014,077		Burlington Northern Santa Fe Corp	185,738
894,040	e	Canadian National Railway Co	43,350
332,008	e	Canadian Pacific Railway Ltd	21,348
3,922		Central Japan Railway Co	40,526
1,935,176		CSX Corp	108,505
590		Delachaux S.A.	49
8,637	e	East Japan Railway Co	71,831
2,101,532		Firstgroup plc	23,502
171,904	*	Genesee & Wyoming, Inc (Class A)	5,913
1,056,000		Guangshen Railway Co Ltd	549
1,572,400	e	Hankyu Hanshin Holdings, Inc	6,799
345,962	e*	Kansas City Southern Industries, Inc	13,877
1,719,125		MTR Corp	5,898
2,344,970		Norfolk Southern Corp	127,379
407,364	e	Odakyu Electric Railway Co Ltd	3,016
2,215,272		Union Pacific Corp	277,751
4,167	e	West Japan Railway Co	18,310
		TOTAL RAILROAD TRANSPORTATION	955,901

REAL ESTATE - 0.63%
56,074		Abacus Property Group	68
4,204		Acanthe Developpement S.A.	16
4,459		Aedes S.p.A.	14
275,700	e	Aeon Mall Co Ltd	7,648
9,416		Africa Israel Investments Ltd	497
3,244,000		Agile Property Holdings Ltd	3,422
13,967,800		Allgreen Properties Ltd	12,482
970		Allreal Holding AG.	137
2,784		Alstria Office REIT-AG.	59
2,972,000	v	Amata Corp PCL	1,595
46,244		AMP NZ Office Trust	41
53		Apamanshop Holdings Co Ltd	12
223	e	Ardepro Co Ltd	11
100		Ascendas India Trust	-	^
666,449		Ascendas Real Estate Investment Trust	1,152
27,348		Aspen Group	42
1,800	e	Atrium Co Ltd	21
42,406	e	Australand Property Group	70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,247,920	m,v*	Ayala Land, Inc	$22
17,116,843		Ayala Land, Inc	4,405
2,197	*	Babis Vovos International Construction S.A.	68
1,882,000		Beijing Capital Land Ltd	742
28,964	e	Beni Stabili S.p.A.	36
44,542	*	Blackrock International Land plc	21
71,507		Bovis Homes Group plc	860
511,762		British Land Co plc	9,319
633,271		Brixton plc	4,148
115,000		Brookfield Properties Co	2,221
257,858	e	Brookfield Properties Corp	4,974
7,000		Bukit Sembawang Estates Ltd	46
2,136	*	CA Immo International AG.	34
4,453	*	CA Immobilien Anlagen AG.	95
7,863		Capital & Regional plc	86
3,138,741		CapitaLand Ltd	14,480
84,224	e	Castellum AB	1,028
723,000		Cathay Real Estate Development Co Ltd	643
1,054,504	e*	CB Richard Ellis Group, Inc (Class A)	22,819
2,921,400	v	Central Pattana PCL	2,621
146,336	e	Centro Properties Group	40
127,492		Centro Retail Group	40
5,562,565		Champion Real Estate Investment Trust	2,845
5,022,110		Cheuk Nang Holdings Ltd	3,549
702,531		Cheung Kong Holdings Ltd	9,975
4,311,000	*	China Aoyuan Property Group Ltd	1,407
3,353,500		China Overseas Land & Investment Ltd	6,188
60,000		China Properties Group Ltd	26
1,374,000		China Resources Land Ltd	2,383
587,200		China Vanke Co Ltd	1,305
490,000		Chinese Estates Holdings Ltd	759
2,312,195		City Developments Ltd	18,512
10,199		Citycon Oyj	62
1,853	*	CLS Holdings plc	13
86,000		Coastal Greenland Ltd	13
1,319		Colonia Real Estate AG.	27
31,970	e	Consolidated-Tomoka Land Co	1,792
12,369	*	Conwert Immobilien Invest AG.	208
37,448		Corio NV	3,281
3,000		Cosmos Initia Co Ltd	9
2,719,000		Country Garden Holdings Co Ltd	2,344
22		Creed Corp	27
37		C's Create Co Ltd	5
172,948		Cyrela Brazil Realty S.A.	2,267
4,300		Daibiru Corp	41
1,445,900		Daiman Development BHD	741
63,237		Dawnay Day Treveria plc	66
2,142,079	e	DB RREEF Trust	3,299
4,167		Derwent London plc	126
127,627	*	Desarrolladora Homex S.A. de C.V.	1,241
3,153		Deutsche Euroshop AG.	132
3,506		Deutsche Wohnen AG.	101
1,980		Development Securities plc	18
713		DIC Asset AG.	24
4,033		Douja Promotion Groupe Addoha S.A.	2,439
1,337		Dundee Real Estate Investment Trust	42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
179,900	e	DuPont Fabros Technology, Inc	$2,967
134,200	*	E&O Property Development BHD	79
184,625	*	Echo Investment S.A.	552
1,054		Eurobank Properties Real Estate Investment Co	14
2,534		Eurocommercial Properties NV	142
88,649	e	Fabege AB	947
98,000		Far East Consortium	37
263,500,000	*	Filinvest Land, Inc	6,561
11,896	e	FKP Property Group	31
330,119	e	Forest City Enterprises, Inc (Class A)	12,148
156,985	*	Forestar Real Estate Group, Inc	3,910
16		Funai Zaisan Consultants Co Ltd	28
51,685	e*	FX Real Estate and Entertainment, Inc	304
25,492	e*	FX Real Estate and Entertainment, Inc	2
74,096		Gafisa S.A.	1,225
44,497		Gazit Globe Ltd	427
14,364		Gecina S.A.	2,143
1,344,000	*	Genting International plc	586
94,618	*	Globe Trade Centre S.A.	1,593
1,340		Goldcrest Co Ltd	30
5,780		Grainger plc	47
11,934,600		Greentown China Holdings Ltd	11,179
129,651		Grubb & Ellis Co	891
831,936		Guangzhou R&F Properties Co Ltd	2,207
2,763		Hamborner AG.	37
300,010		Hammerson plc	6,633
472,000		Hang Lung Group Ltd	2,229
3,317,231		Hang Lung Properties Ltd	11,743
14,500	e	Heiwa Real Estate Co Ltd	69
3,794		Helical Bar plc	28
26,000		Henderson Investment Ltd	3
1,936,460		Henderson Land Development Co Ltd	13,760
28,000		Ho Bee Investment Ltd	19
610,718		Hopewell Holdings	2,319
6,520,674		Hopson Development Holdings Ltd	10,054
4,400	e	Hufvudstaden AB	46
2,059,034		Hysan Development Co Ltd	5,768
5,537		ICADE	824
20		IDU Co	15
9,943,800		IGB Corp BHD	4,881
14,024		Immobiliare Grande Distribuzione	50
349,422		IMMOFINANZ Immobilien Anlagen AG.	3,784
105		Intershop Holdings	34
184,325		IOI Properties BHD	686
15,300	e*	IRSA Inversiones y Representaciones S.A. (GDR)	215
84,719		IVG Immobilien AG.	2,370
57,004	*	IVR Prime Urban Developers Ltd	249
4,300	e	Japan General Estate Co Ltd	34
270		Jeudan AS	35
2,001,600		Johor Land BHD	695
4,400	e	Joint Corp	28
421,447	e	Jones Lang LaSalle, Inc	32,595
52,000		K Wah International Holdings Ltd	20
1,639		Kardan NV	18
762,000	e	Keppel Land Ltd	3,072
1,298,176		Kerry Properties Ltd	7,823

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
202,747		Kiwi Income Property Trust	$193
62,532		Klepierre	3,837
10,500		Klovern AB	43
78,425	e	Kungsleden AB	973
259,123,000		Lai Fung Holdings Ltd	9,656
78,100		Land and Houses PCL	24
1,455,600		Land and Houses PCL	472
8,318,309		Land and Houses PCL	2,576
165		Leasinvest Real Estate SCA	18
251,289		Leighton Holdings Ltd	9,829
97,400	e	Leopalace21 Corp	1,574
244,117		Liberty International plc	4,726
1,001,364		Link Real Estate Investment Trust	2,221
143,778	e*	LoopNet, Inc	1,826
3,328,570	e	Macquarie Goodman Group	13,111
732		Mapeley Ltd	21
15,000		MCL Land Ltd	20
25,967		Medinet Nasr Housing	336
54,826,200		Megaworld Corp	3,229
4,270,000	*	Metro Pacific Investments Corp	409
134,268	e	MI Developments, Inc	3,918
16,161	*	Minerva plc	31
765,262		Mirvac Group	2,811
1,757,960		Mitsubishi Estate Co Ltd	42,679
993,715	e	Mitsui Fudosan Co Ltd	19,729
151,508	*	Musashino Kogyo Co Ltd	378
7,406,666		New World China Land Ltd	4,701
8,640,689		New World Development Ltd	20,939
1,726	e	Nexity	74
490,500	e	Nomura Real Estate Holdings, Inc	8,168
160		Nordicom AS	21
10,700	e	Norwegian Property ASA	92
14,000		Orchard Parade Holdings Ltd	11
52		Pacific Management Corp	33
217,678		Parque Arauco S.A.	269
404		Parquesol Inmobiliaria y Proyectos S.A.	11
1,504,598		Parsvnath Developers Ltd	7,881
1,271		Patrizia Immobilien AG.	9
83,702	*	PIK Group (GDR)	2,109
956		Pirelli & C Real Estate S.p.A.	36
25,606,100	*	PT Ciputra Property Tbk	1,015
27,907,600	v	Quality House PCL	2,429
6,502		Quintain Estates & Development plc	58
30,546		Realia Business S.A.	226
28	e	Recrm Research Co Ltd	18
9,476	e	Risa Partners, Inc	19,013
4,308	*	Risanamento S.p.A.	13
14,844		Rubicon America Trust	2
3,100		Sankei Building Co Ltd	20
18,000		SC Global Developments Ltd	18
424,686		Segro plc	4,282
14,131		Shaftesbury plc	162
73,403,104		Shanghai Real Estate Ltd	12,921
1,308,000		Shenzhen Investment Ltd	551
333,000	e	Shoei Co Ltd	4,149
4,200,862		Shui On Land Ltd	3,935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
33,720		Singapore Land Ltd	$167
903,467		Sino Land Co	1,950
13,121	*	Societa Partecipazioni Finanziarie S.p.A.	10
896		Societe de la Tour Eiffel	133
3,323,250		SP Setia BHD	3,865
2,746	*	Sparkassen Immobilien AG.	30
27,168,556		SPG Land Holdings Ltd	11,311
5,133		ST Modwen Properties plc	50
373,025	e	St. Joe Co	16,014
543,713	e	Stewart Enterprises, Inc (Class A)	3,491
3,051,026		Stockland Trust Group	19,490
24,473	e*	Stratus Properties, Inc	721
460		Sumitomo Real Estate Sales Co Ltd	16
630,431	e	Sumitomo Realty & Development Co Ltd	11,112
16		Sun Frontier Fudousan Co Ltd	5
1,219,789		Sun Hung Kai Properties Ltd	19,027
1,811		Swiss Prime Site AG.	124
300		Tachihi Enterprise Co Ltd	19
1,154		TAG Tegernsee Immobilien und Beteiligungs AG.	11
45,000		TAI Cheung Holdings	24
7,755		Technopolis plc	69
165,344		Thomas Properties Group, Inc	1,452
54,000		Tian An China Investment	47
10,000		TOC Co Ltd	75
219,500	e	Tokyo Tatemono Co Ltd	1,445
15,000		Tokyotokeiba Co Ltd	29
1,620,377	e	Tokyu Land Corp	10,160
2,000		Tokyu Livable, Inc	17
62,000		Tomson Group Ltd	16
17		Tosei Corp	11
6,000		Towa Real Estate Development Co Ltd	7
800	*	T-Zone Holdings, Inc	12
26,983		Uni Land S.p.A.	12
154,335		Unibail	39,718
12,328		Unite Group plc	80
10,365,218	*	Unitech Corporate Parks plc	18,103
262,953		Unitech Ltd	1,810
1,481,956		United Industrial Corp Ltd	2,972
105,800	e	Urban Corp	450
4,875	*	Urbas Proyectos Urbanisticos S.A.	4
68,000		USI Holdings Ltd	41
153,432	e	Valad Property Group	136
2,430		Vastned Retail NV	258
1,680		Vivacon AG.	35
2,800		Wallenstam Byggnads AB (B Shares)	57
315		Warehouses De Pauw SCA	22
4,046		Warner Estate Holdings plc	26
12,431	e	Wereldhave NV	1,534
1,171,588	e	Westfield Group	19,059
356,000		Wheelock & Co Ltd	997
16,000		Wheelock Properties S Ltd	23
301,642		Wihlborgs Fastigheter AB	6,891
4,875,471		Wing Tai Holdings Ltd	7,757
21,807		Workspace Group plc	119
255,000		Yanlord Land Group Ltd	395
3,600,400		YNH Property BHD	2,398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,102,000	*	Zhong An Real Estate Ltd	$9,712
2,649		Zueblin Immobilien Holding AG.	27
		TOTAL REAL ESTATE	750,840

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.57%
41,010	e*	AEP Industries, Inc	1,242
254,081	e	Ansell Ltd	2,701
8,000		Bando Chemical Industries Ltd	29
3,973,975	e	Bayer AG.	318,464
850,260		Bridgestone Corp	14,475
637,298		Cheng Shin Rubber Industry Co Ltd	1,294
366,944	e	Cooper Tire & Rubber Co	5,493
1,306		Deceuninck NV	27
79,499	e*	Deckers Outdoor Corp	8,572
66,670	e	Denki Kagaku Kogyo KK	210
7,130		Devro plc	11
2,356,460		Formosa Chemicals & Fibre Corp	6,112
1,314,518	*	Goodyear Tire & Rubber Co	33,915
74,000		Hankook Tire Co Ltd	1,173
76,199	e*	Metabolix, Inc	834
123,027		Michelin (C.G.D.E.) (Class B)	12,843
1,550,216	e	Mitsui Chemicals, Inc	10,264
2,289,198		Newell Rubbermaid, Inc	52,354
5,900	e	Nifco, Inc	136
2,151,159		Nike, Inc (Class B)	146,279
1,100		Nitta Corp	20
83,330	e	Nokian Renkaat Oyj	3,552
4,200		Nolato AB (B Shares)	41
2,000	e	Okamoto Industries, Inc	7
2,495,587	e	Pirelli & C S.p.A.	2,185
3,591,589		PT Gajah Tunggal Tbk	146
272	*	Quadrant AG.	32
4,791		RPC Group plc	19
160,011		Schulman (A.), Inc	3,285
659,734		Sealed Air Corp	16,658
2,000		Sekisui Jushi Corp	19
138,097	*	Skechers U.S.A., Inc (Class A)	2,791
192,873		Spartech Corp	1,630
646,582	e	Sumitomo Bakelite Co Ltd	3,276
161,054	e	Titan International, Inc	4,930
1,800		Tokai Rubber Industries, Inc	26
66,442	e*	Trex Co, Inc	524
379,116		Tupperware Corp	14,664
11,745	e	Uponor Oyj	276
6,379		Viscofan S.A.	146
171,854	e	West Pharmaceutical Services, Inc	7,601
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	678,256

SECURITY AND COMMODITY BROKERS - 2.32%
12,000		ABG Sundal Collier ASA	22
8,500		Acta Holding ASA	28
4,600		AGF Management Ltd (Class B)	97
2,200		Aizawa Securities Co Ltd	10
1,237,848		Ameriprise Financial, Inc	64,182
170,739	e	Australian Stock Exchange Ltd	5,836
2,200		Avanza AB	48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,746		Azimut Holding S.p.A.	$132
1,113,850	e	Babcock & Brown Ltd	14,984
26,220		Banca Finnat Euramerica S.p.A.	31
745,308	e	Bear Stearns Cos, Inc	7,818
264,661	e	BlackRock, Inc	54,038
247,745		Bolsa de Mercadorias e Futuros - BM&F	2,259
3,896	e	Bolsas y Mercados Espanoles	190
637,021		Broadridge Financial Solutions, Inc	11,212
186,422		Calamos Asset Management, Inc (Class A)	3,035
3,917		Canaccord Capital, Inc	37
5,500	*	Capinordic AS	17
26,055		Charlemagne Capital Ltd	21
7,917,614		Charles Schwab Corp	149,089
1,676,308	*	China Everbright Ltd	3,265
303,304		Close Brothers Group plc	3,714
268,463		CME Group, Inc	125,936
92,119	e	Cohen & Steers, Inc	2,440
699,784	*	Corrections Corp of America	19,258
21,000	e*	Cosmo Securities Co Ltd	19
85,252	e*	Cowen Group, Inc	604
3,669,683		Credit Suisse Group	186,791
63,769	e	Cromwell Group	47
98,315	*	Daewoo Securities Co Ltd	2,174
79,250	*	Daishin Securities Co Ltd	1,813
1,000,000	a,m,v	Daishin Securities Co Ltd (GDR)	6,480
1,338,400		Daiwa Securities Group, Inc	11,601
15,463	*	DeA Capital S.p.A.	41
174,550		Deutsche Boerse AG.	28,116
47,900	*	Duff & Phelps Corp	862
6,246	*	Dundee Corp (Class A)	80
2,690		DundeeWealth, Inc	32
2,995,984	e*	E*Trade Financial Corp	11,564
1,119	e	E*Trade Securities Co Ltd	973
621,680		Eaton Vance Corp	18,967
158,339		Egyptian Financial Group-Hermes Holding	1,631
46,961	e	Epoch Holding Corp	563
56,926	e	Evercore Partners, Inc (Class A)	1,010
7,401		F&C Asset Management plc	27
86,300	*	FBR Capital Markets Corp	583
64,088	*	FCStone Group, Inc	1,775
1,046,593		Federated Investors, Inc (Class B)	40,985
68		Fintech Global, Inc	7
1,448,400		Franklin Resources, Inc	140,480
51,037	e	GAMCO Investors, Inc (Class A)	2,570
114,146	e	GFI Group, Inc	6,541
2,030		GMP Capital Trust	33
2,441,580		Goldman Sachs Group, Inc	403,813
97,219	e	Greenhill & Co, Inc	6,763
111,610		Hana Financial Group, Inc	4,564
706,607		Hellenic Exchanges S.A.	16,778
1,556,914		Hong Kong Exchanges and Clearing Ltd	26,727
116,047	*	Hyundai Securities Co	1,810
2,100	e	Ichiyoshi Securities Co Ltd	21
154,672	e	IGM Financial, Inc	6,810
117,852		Indiabulls Financial Services Ltd	1,224
105,929	m,v	Indiabulls Financial Services Ltd	696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
148,173	*	Indiabulls Real Estate Ltd	$1,802
254,448	e*	Interactive Brokers Group, Inc (Class A)	6,532
451,992	*	IntercontinentalExchange, Inc	58,985
3,081,991		Invesco Ltd	75,077
205,094	*	Investment Technology Group, Inc	9,471
6,640		Invista Real Estate Investment Management Holdings plc	9
3,192		IOOF Holdings Ltd	17
800		Iwai Securities Co Ltd	9
675,861		Janus Capital Group, Inc	15,727
481,305		Jefferies Group, Inc	7,763
18		kabu.com Securities Co Ltd	21
160,118	e*	KBW, Inc	3,531
2,546,404		KGI Securities Co Ltd	1,907
2,453,400	v	Kim Eng Securities Thailand PCL	1,855
577,012	*	Knight Capital Group, Inc (Class A)	9,371
31,698	*	Korea Investment Holdings Co Ltd	1,488
2,642,130		Kowloon Development Co Ltd	5,086
383,422	e*	LaBranche & Co, Inc	1,668
520,585	e*	Ladenburg Thalmann Financial Services, Inc	973
1,531,092		Lazard Ltd (Class A)	58,488
11,457,000		Legal & General Group plc	28,741
520,005		Legg Mason, Inc	29,110
2,650,492		Lehman Brothers Holdings, Inc	99,765
124,354		London Stock Exchange Group plc	2,981
525,603	e	Macquarie Group Ltd	25,372
174,150	e*	MarketAxess Holdings, Inc	1,731
6,600		Marusan Securities Co Ltd	37
91,200	e	Matsui Securities Co Ltd	516
5,088,500		Merrill Lynch & Co, Inc	207,305
779,536	*	MF Global Ltd	7,725
17,748	m,v	MFS Ltd	16
16,443	*	Mirae Asset Securities Co Ltd	2,308
3,000		Mito Securities Co Ltd	8
1,316		Mittel S.p.A.	9
28,000	*	Mizuho Investors Securities Co Ltd	33
6,469,045		Morgan Stanley	295,635
74,505	e*	Morningstar, Inc	4,571
888,224	*	Nasdaq Stock Market, Inc	34,339
2,848,584	e	Nomura Holdings, Inc	42,580
5,000		Nordnet AB	15
8,651		Numis Corp plc	32
480,553	e	Nymex Holdings, Inc	43,553
1,221,596		NYSE Euronext	75,385
9,000	*	Okasan Holdings, Inc	44
229,149	e	optionsXpress Holdings, Inc	4,746
78,615	*	Penson Worldwide, Inc	726
517,000	m,v*	Peregrine Investment Holdings	-	^
106,498	e*	Piper Jaffray Cos	3,617
4,997		Proton Bank S.A.	57
7,600	e	Pzena Investment Management, Inc	86
1,005,648	e	Raymond James Financial, Inc	23,110
93,691		Reliance Capital Ltd	2,870
42,890	*	Samsung Securities Co Ltd	3,153
83,371	e	Sanders Morris Harris Group, Inc	680
7,051	e	SBI Holdings, Inc	1,696
508,225		Schroders plc	9,461

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,116,306		SEI Investments Co	$27,562
25,000		Shenyin Wanguo HK Ltd	18
3,014,000	e*	Shinko Securities Co Ltd	8,769
831,404		Singapore Exchange Ltd	4,530
47		Sparx Group Co Ltd	23
78,876	e*	Stifel Financial Corp	3,542
60,000		Sun Hung Kai & Co Ltd	57
1,158		Swissquote Group Holding S.A.	63
150,483	e	SWS Group, Inc	1,840
1,213,749		T Rowe Price Group, Inc	60,687
307,900		TA Enterprise BHD	113
30,000		Tai Fook Securities Group Ltd	13
7,254		Tamburi Investment Partners S.p.A.	22
1,211,444	*	TD Ameritrade Holding Corp	20,001
634,000	*	Techpacific Capital Ltd	11
129,772	e*	Thomas Weisel Partners Group, Inc	859
11,000		Tokai Tokyo Securities Co Ltd	36
66,209	*	Tong Yang Investment Bank	1,093
3,000		Toyo Securities Co Ltd	9
222,432		TSX Group, Inc	8,414
399		Union Financiere de France BQE S.A.	24
2,776,565		UOB-Kay Hian Holdings Ltd	3,954
61,180	e	US Global Investors, Inc (Class A)	828
7,546		Value Line, Inc	346
1,796		Viel et Compagnie	12
3,200	*	Vostok Nafta Investment Ltd	62
280		VZ Holding AG.	22
530,958		Waddell & Reed Financial, Inc (Class A)	17,060
70,340	*	Woori Investment & Securities Co Ltd	1,492
137,357		WP Stewart & Co Ltd	266
		TOTAL SECURITY AND COMMODITY BROKERS	2,776,795

SOCIAL SERVICES - 0.01%
144,585	*	Bright Horizons Family Solutions, Inc	6,223
122,472	*	Capital Senior Living Corp	986
5,105		Care UK plc	41
690		Korian	26
64,988	e*	Providence Service Corp	1,950
134,003	*	Res-Care, Inc	2,298
36,855		Ryman Healthcare Ltd	49
10,702		Southern Cross Healthcare Ltd	80
52,055		Vedior NV	1,512
		TOTAL SOCIAL SERVICES	13,165

SPECIAL TRADE CONTRACTORS - 0.07%
20,022	e	Alico, Inc	884
182,768	*	AsiaInfo Holdings, Inc	1,985
1,366		Bauer AG.	90
11,365	*	Cape plc	54
424,981	*	Carso Infraestructura y Construccion S.A. de C.V.	422
130,449	e	Chemed Corp	5,505
1,400		Chudenko Corp	22
279,030		Comfort Systems USA, Inc	3,630
62,972	e	COMSYS Holdings Corp	546
4,000		Daimei Telecom Engineering Corp	36
262,949	*	Dycom Industries, Inc	3,158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
389,864	*	EMCOR Group, Inc	$8,659
2,613		Homeserve plc	100
160,991	e*	Insituform Technologies, Inc (Class A)	2,227
101,176	e*	Integrated Electrical Services, Inc	1,589
7,000		Kandenko Co Ltd	38
82,838		Kinden Corp	797
8,000	e	Kyowa Exeo Corp	62
2,000		Kyudenko Corp	10
85,035	*	Layne Christensen Co	2,978
53,600		Metalurgica Gerdau S.A.	2,233
356,079		Polimex Mostostal S.A.	1,280
2,018,882	e*	Quanta Services, Inc	46,777
3,000	e	Sanki Engineering Co Ltd	18
4,406		Severfield-Rowen plc	26
2,430		Spice plc	21
9,000		Taihei Kogyo Co Ltd	31
1,400		Taikisha Ltd	17
3,000	e	Takasago Thermal Engineering Co Ltd	23
13,893		Timbercorp Ltd	16
3,000		Toenec Corp	14
2,000		Yurtec Corp	11
		TOTAL SPECIAL TRADE CONTRACTORS	83,259

STONE, CLAY, AND GLASS PRODUCTS - 0.58%
3,506,980		3M Co	277,577
28,744		Adana Cimento (Class A)	136
33,206		Akcansa Cimento AS	133
453,238		Ambuja Cements Ltd	1,368
201,063		Apogee Enterprises, Inc	3,096
955,300		Asahi Glass Co Ltd	10,532
2,607,780		Asia Cement Corp	4,661
41,956		Associated Cement Co Ltd	864
391,878	e	Boral Ltd	2,242
99,200		Bradespar S.A.	2,677
6,777		Buzzi Unicem S.p.A.	169
2,013		Buzzi Unicem SpA	32
124,499	e*	Cabot Microelectronics Corp	4,003
109,899	e	CARBO Ceramics, Inc	4,407
7,736		Cementir S.p.A.	72
479		Cementos Portland Valderrivas S.A.	47
5,975,949	*	Cemex S.A. de C.V.	15,790
85,195		Central Glass Co Ltd	333
58,878	*	Cersanit Krasnystaw S.A.	693
71,612	e	Cimpor Cimentos de Portugal S.A.	649
158,481		Compagnie de Saint-Gobain	12,923
1,337,913		Cookson Group plc	17,631
625,271		CRH plc	23,770
11,262		Cristalerias de Chile S.A.	135
1,398		Dyckerhoff AG.	89
185,608	e	Eagle Materials, Inc	6,598
386,260		Egypt Kuwait Holding Co	1,707
97,562		FLSmidth & Co AS	9,656
662,228		Gentex Corp	11,357
2,608,502		Goldsun Development & Construction Co Ltd	1,898
1,466		GranitiFiandre S.p.A.	16
31,261	*	Grasim Industries Ltd	2,007

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
567,203		Grupo Carso S.A. de C.V. (Series A1)	$2,397
40		H+H International AS	11
117,050		HeidelbergCement AG.	20,155
849		Heracles General Cement Co	22
693,418		Holcim Ltd	72,826
27,275,400		Holcim Philippines, Inc	3,657
75,835		Industrias Penoles S.A. de C.V.	2,293
29,625	e	Italcementi S.p.A.	600
30,508		Italcementi S.p.A.	442
382	e	Italmobiliare S.p.A.	40
807		Italmobiliare S.p.A.	53
422,459		Jaiprakash Associates Ltd	2,386
369,363	e	James Hardie Industries NV	2,110
8,559		Jordan Cement Factories	148
8,000		Krosaki Harima Corp	23
2,737		Lafarge Ciments	831
2,821,360		Lafarge Malayan Cement BHD	3,740
60,009		Lafarge S.A.	10,436
64,688		Libbey, Inc	1,089
113,000		Lucky Cement Ltd	252
3,674,000		Luks Group Vietnam Holdings Ltd	2,856
1,523		Marazzi Group S.p.A.	13
27,388		Marshalls plc	140
5,675		Misr Beni Suef Cement Co	118
828,158	e	NGK Insulators Ltd	14,656
2,761,130	e	Nippon Sheet Glass Co Ltd	12,216
5,000		Noritake Co Ltd	20
417,984	e*	Owens Corning, Inc	7,578
959,326	*	Owens-Illinois, Inc	54,135
13,193	m,v*	Paragon Trade Brands, Inc	-	^
8,387		Pargesa Holding S.A.	935
1,400		Pigeon Corp	29
443,409		Pretoria Portland Cement Co Ltd	2,190
635,000	*	PT Indo Tambangraya Megah	1,414
2,842,800		PT Indocement Tunggal Prakarsa Tbk	2,177
11,194,000		PT Semen Gresik Persero Tbk	6,080
11,783	*	RHI AG.	474
337,400		Siam Cement PCL	2,336
11,100		Siam Cement PCL	75
97,400	v	Siam City Cement PCL	705
141	e	Sika AG.	277
641		Societe Nationale d'Investissement	169
571		STO AG.	43
3,676,148	e	Sumitomo Osaka Cement Co Ltd	8,519
221,050	e	Taiheiyo Cement Corp	532
2,124,144		Taiwan Cement Corp	4,118
630,281		Taiwan Glass Industrial Corp	772
24,000		TCC International Holdings Ltd	16
179,958	e	Toto Ltd	1,702
269,329		Trakya Cam Sanayi AS	339
246,506		Turk Sise ve Cam Fabrikalari AS	305
25,252	*	Ultra Tech Cement Ltd	494
183,808	e*	US Concrete, Inc	698
322,996	e*	USG Corp	11,893
13		Vetropack Holding AG.	29
2,584		Vidrala S.A.	83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
186,718		Wienerberger AG.	$9,931
40,000		Xinyi Glass Holdings Co Ltd	27
4,097	*	Zignago Vetro S.p.A.	28
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	688,901

TEXTILE MILL PRODUCTS - 0.02%
255,373		Alfa S.A. de C.V. (Class A)	1,704
35,125		Cheil Industries, Inc	1,708
774,000	*	China Grand Forestry Resources Group Ltd	85
22,000		Daiwabo Co Ltd	49
4,167,934		Far Eastern Textile Co Ltd	7,024
6,057		Fiberweb plc	7
686,220		Formosa Taffeta Co Ltd	777
50,000		Fountain SET Hldgs	8
57,057	e*	Heelys, Inc	245
20,390		Hyosung Corp	1,377
3,000		Japan Wool Textile Co Ltd	26
29,000		Kurabo Industries Ltd	65
7,416		Low & Bonar plc	16
32,000		Nitto Boseki Co Ltd	66
7,581		Oriental Weavers	82
82,226	e	Oxford Industries, Inc	1,853
51,000		Pacific Textile Holdings Ltd	10
492,230	e	Seiren Co Ltd	3,146
208,000	e	Teijin Ltd	876
184,971		Texwinca Holdings Ltd	133
44,000		Unitika Ltd	43
72,000		Victory City International Hlds	20
409,000		Weiqiao Textile Co	526
210,477	e	Xerium Technologies, Inc	271
		TOTAL TEXTILE MILL PRODUCTS	20,117

TOBACCO PRODUCTS - 1.19%
14,676,032		Altria Group, Inc	325,808
7,085		Australian Agricultural Co Ltd	17
109,700		British American Tobacco Malaysia BHD	1,458
3,180,048		British American Tobacco plc	119,346
573		Eastern Tobacco	41
4,224,612		Huabao International Holdings Ltd	3,474
845,999		Imperial Tobacco Group plc	38,919
1,708,086		ITC Ltd	8,781
10,844		Japan Tobacco, Inc	54,285
744,359		Loews Corp (Carolina Group)	54,003
375		Philip Morris CR	168
14,846,752	*	Philip Morris International, Inc	750,949
6,794		Rothmans, Inc	173
74,335		Souza Cruz S.A.	1,927
244,310	e	Swedish Match AB	5,325
159,189	e	Universal Corp	10,432
797,188		UST, Inc	43,463
167,373	e	Vector Group Ltd	2,944
		TOTAL TOBACCO PRODUCTS	1,421,513

TRANSPORTATION BY AIR - 0.40%
355,131	e*	ABX Air, Inc	1,044
18,494	*	ACE Aviation Holdings, Inc (Class A)	379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,013	*	Aegean Airlines S.A.	$30
18,792	*	AER Lingus	61
11,870		Aeroports de Paris	1,352
2,275	e*	Air Berlin plc	27
1,000	*	Air Canada (Class A)	9
2,020,000		Air China Ltd	1,705
67,828		Air France-KLM	1,910
67,590	e*	Air Methods Corp	3,269
33,857		Air New Zealand Ltd	34
677,500	*	AirAsia BHD	290
355,400	v	Airports of Thailand PCL	643
496,872	e*	Airtran Holdings, Inc	3,279
227,896	e*	Alaska Air Group, Inc	4,471
69,178	e*	Alitalia S.p.A.	52
542,000		All Nippon Airways Co Ltd	2,387
59,580	*	Allegiant Travel Co	1,574
2,099,326	e*	AMR Corp	18,936
90,501		Asiana Airlines	613
81,117	e*	Atlas Air Worldwide Holdings, Inc	4,461
726,547		Auckland International Airport Ltd	1,302
3,797	*	Austrian Airlines AG.	28
504,439		BBA Aviation plc	1,507
1,206,000		Beijing Capital International Airport Co Ltd	1,092
115,013	e*	Bristow Group, Inc	6,173
216,288	*	British Airways plc	1,006
1,054,900		Cathay Pacific Airways Ltd	2,074
1,767		CHC Helicopter Corp (Class A)	52
5,929,471		China Airlines	3,445
1,196,000		China Eastern Airlines Corp Ltd (H Shares)	606
826,000	*	China Southern Airlines Co Ltd	645
207,792	e	Continental AG.	21,189
745,277	*	Continental Airlines, Inc (Class B)	14,332
81,096	e	Copa Holdings S.A. (Class A)	3,091
1,197,038	*	Delta Air Lines, Inc	10,295
9,264		Derichebourg	74
962,801	e	Deutsche Lufthansa AG.	26,038
424,362	*	easyJet plc	3,127
5,955,000	*	Eva Airways Corp	3,568
253,114	e*	ExpressJet Holdings, Inc	666
1,489,015		FedEx Corp	137,987
2,872		Finnair Oyj	33
5,307		Flughafen Wien AG.	640
419		Flughafen Zuerich AG.	176
191,464	b,m,v*	FLYi, Inc	1
2,750		Fraport AG. Frankfurt Airport Services Worldwide	199
2,700	e*	Frontier Airlines Holdings, Inc	7
41,817		Gol Linhas Aereas Inteligentes S.A.	622
437,593		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,979
128,347		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	733
84,835		Henkel KGaA	3,600
36,800		Hong Kong Aircraft Engineerg	607
206,449		Iberia Lineas Aereas de Espana	900
693,000		Japan Airlines Corp	1,801
6,359		Jazz Air Income Fund	49
1,560,560	e*	JetBlue Airways Corp	9,051
29,808		Korean Air Lines Co Ltd	1,607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
103,994		Lan Airlines S.A.	$1,482
3,104,572		Macquarie Airports	9,164
249,633	*	Malaysian Airline System BHD	276
21,372	e	Merck KGaA	2,634
2,100	*	Mesa Air Group, Inc	5
1,657,336	*	Northwest Airlines Corp	14,899
1,150	*	Norwegian Air Shuttle AS	28
75,026	e*	PHI, Inc	2,366
144,969	e*	Pinnacle Airlines Corp	1,266
3,095,807		Qantas Airways Ltd	11,119
212,631	*	Republic Airways Holdings, Inc	4,606
142,499	*	Ryanair Holdings plc	630
7,100	e*	Ryanair Holdings plc (ADR)	201
1,885,476		SABMiller plc	41,312
18,351	e*	SAS AB	169
881		SAVE S.p.A.	15
827,199		Singapore Airlines Ltd	9,375
14,000		Singapore Airport Terminal Services Ltd	23
363,449		Skywest, Inc	7,676
3,630,674		Southwest Airlines Co	45,020
96	m,v*	Swissair Group	-	^
53,876		Tam S.A.	1,038
363,600	v	Thai Airways International PCL	335
253,000		Travelsky Technology Ltd	188
928,348	e	UAL Corp	19,987
446,283	*	US Airways Group, Inc	3,976
		TOTAL TRANSPORTATION BY AIR	484,618

TRANSPORTATION EQUIPMENT - 3.12%
124,979	e	A.O. Smith Corp	4,108
6,462,700	v	AAPICO Hitech PCL	2,258
195,192	e*	AAR Corp	5,323
143,728	e*	Accuride Corp	1,176
54,008	e*	Aerovironment, Inc	1,104
133,920	*	Aftermarket Technology Corp	2,603
4,130	*	Aicon S.p.A.	8
2,100	e	Aisan Industry Co Ltd	22
2,900		Akebono Brake Industry Co Ltd	21
12,000	e	Aker Yards AS	159
263,242		American Axle & Manufacturing Holdings, Inc	5,396
50,383	e	American Railcar Industries, Inc	1,024
153,957	e*	Amerigon, Inc	2,279
91,196	e	Arctic Cat, Inc	665
417,591	e	ArvinMeritor, Inc	5,224
2,916,037		Austal Ltd	6,929
975,156		Autoliv, Inc	48,953
24,530		Bajaj Auto Ltd	423
24,530	v	Bajaj Auto Ltd	411
24,530	v	Bajaj Auto Ltd	411
9,607		Bayerische Motoren Werke AG.	423
148,489		Bayerische Motoren Werke AG.	8,203
440,162	*	BE Aerospace, Inc	15,384
4,374		Beneteau S.A.	117
5,977,806		Boeing Co	444,569
1,933,297	*	Bombardier, Inc (Class B)	10,303
1,344,000		Brilliance China Automotive Holdings Ltd	223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
346,345	e*	Brunswick Corp	$5,531
19,000	*	BW Offshore Ltd	57
961,058	e	Calsonic Kansei Corp	3,481
354,331		China Motor Corp	343
2,797		Cie Automotive S.A.	27
280,057	e	Clarcor, Inc	9,956
918,968		Cobham plc	3,648
1,502		Compagnie Plastic-Omnium S.A.	60
133,687	*	Comtech Group, Inc	1,442
259		Construcciones y Auxiliar de Ferrocarriles S.A.	114
1,838,740		Cosco Corp Singapore Ltd	4,929
77,891		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,969
3,000	e	Daido Metal Co Ltd	17
449,000	e	Daihatsu Motor Co Ltd	5,392
1,258,885	e	DaimlerChrysler AG.	107,621
17,259	e*	DaimlerChrysler AG.	1,476
7,900	b,e,m,v*	Dana Corp	-	^
842,505	e	Denso Corp	27,216
4,522,000		Denway Motors Ltd	1,917
25,414		Doosan Heavy Industries and Construction Co Ltd	3,400
383,800		DRB-Hicom BHD	152
23,052	*	Ducati Motor Holding S.p.A.	61
18,846		Elbit Systems Ltd	1,035
483		ElringKlinger AG.	54
361,095		Empresa Brasileira de Aeronautica S.A.	3,595
111,037	e	European Aeronautic Defence and Space Co	2,631
2,700		Exedy Corp	77
527		Faiveley S.A.	31
1,700	e	FCC Co Ltd	21
297,141	e	Federal Signal Corp	4,148
7,313,106	e	Fiat S.p.A.	169,142
4,202		Fleetwood Corp Ltd	32
337,387	e*	Fleetwood Enterprises, Inc	1,552
356,260	e*	Force Protection, Inc	716
14,471,501	e*	Ford Motor Co	82,777
89,640		Ford Otomotiv Sanayi AS	699
80,894	e	Freightcar America, Inc	2,775
3,700	e	Futaba Industrial Co Ltd	83
310,485	e*	GenCorp, Inc	3,195
2,287,490		General Dynamics Corp	190,708
2,232,889	e*	General Motors Corp	42,537
53,787	e*	GenTek, Inc	1,618
783,816		Genuine Parts Co	31,525
314		Georg Fischer AG.	155
2,414,342		GKN plc	14,578
975,029		Goodpack Ltd	1,126
642,675		Goodrich Corp	36,960
80,225	e	Greenbrier Cos, Inc	2,128
127,112	e	Group 1 Automotive, Inc	2,985
1,126,288		Harley-Davidson, Inc	42,236
627,092		Harsco Corp	34,728
662,178	e*	Hayes Lemmerz International, Inc	1,847
134,414	e	Heico Corp	6,553
63,110		Hero Honda Motors Ltd	1,093
1,483,510	e	Hino Motors Ltd	9,793
2,777,203	e	Honda Motor Co Ltd	79,265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,294,000		Hong Leong Asia Ltd	$2,407
36,719		Hyundai Heavy Industries	13,737
9,968		Hyundai Mipo Dockyard	2,239
46,848		Hyundai Mobis	3,652
29,820		Hyundai Motor Co	983
134,226		Hyundai Motor Co	10,694
17,126		IMMSI S.p.A.	28
1,069		Indus Holding AG.	37
1,465,100	e	Isuzu Motors Ltd	7,320
218,022		Japan Tecseed Co Ltd	702
440,296		Jardine Cycle & Carriage Ltd	6,250
73,000		Jaya Holdings Ltd	78
336,437	e	JTEKT Corp	5,488
137,852		Kaman Corp	3,900
1,700		Kanto Auto Works Ltd	24
938,066	e	Kawasaki Heavy Industries Ltd	2,089
823		Kendrion NV	21
8,852,682		Keppel Corp Ltd	63,672
151,520		Kia Motors Corp	1,744
4,000		Kinki Sharyo Co Ltd	12
250		Kongsberg Automotive ASA	1
46,873		Lagardere S.C.A.	3,505
5,596		Linamar Corp	75
2,250,253		Lockheed Martin Corp	223,450
138,420		Magna International, Inc	10,065
106,740		Mahindra & Mahindra Ltd	1,854
189,500		Malaysian Bulk Carriers BHD	254
160,159	e	MAN AG.	21,275
59,692		Maruti Udyog Ltd	1,230
325,000	e	Mazda Motor Corp	1,151
800		Mekonomen AB	16
58,193	*	Miller Industries, Inc	560
2,000		Mitsuba Corp	9
1,142,000	e*	Mitsubishi Motors Corp	1,879
477,556	e	Mitsui Engineering & Shipbuilding Co Ltd	1,279
187,418	e	Monaco Coach Corp	1,777
161,112		MTU Aero Engines Holding AG.	6,804
1,000		Musashi Seimitsu Industry Co Ltd	20
399,200		Nabtesco Corp	5,406
4,300	e	Namura Shipbuilding Co Ltd	33
371,047		NHK Spring Co Ltd	2,628
2,000		Nippon Seiki Co Ltd	27
57,370	e	Noble International Ltd	359
64,000		Norstar Founders Group Ltd	19
2,473,716		Northrop Grumman Corp	192,480
325,622		Novatek Microelectronics Corp Ltd	1,190
1,340,687	e	NSK Ltd	10,155
394,519	e*	Orbital Sciences Corp	9,508
306,978		Oshkosh Truck Corp	11,137
1,978,727		Paccar, Inc	89,043
1,018,262	*	Pactiv Corp	26,689
397,796		Peugeot S.A.	30,842
9,048		Piaggio & C S.p.A.	24
231,967	e	Polaris Industries, Inc	9,513
311,999		Porsche AG.	57,030
10,000		Press Kogyo Co Ltd	50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
204,300	*	Proton Holdings BHD	$247
2,425,627		Raytheon Co	156,720
400,022		Renault S.A.	44,271
2,278		Rieter Holding AG.	872
9,000		Riken Corp	42
572,010		Rolls-Royce Group plc	4,575
49,725,222	v*	Rolls-Royce Group plc	99
2,800		Saab AB (Class B)	71
145,433		Samsung Heavy Industries Co Ltd	4,633
23,000	e	Sanden Corp	94
21,000	e	Sasebo Heavy Industries Co Ltd	65
1,058,067		Scania AB (B Shares)	22,214
5,943,823		SembCorp Marine Ltd	16,496
19,692		Senior plc	39
139,878		Shimano, Inc	6,427
1,000		Showa Aircraft Industry Co Ltd	9
4,600	e	Showa Corp	41
2,032,598		Siemens AG.	220,295
4,637,935		Singapore Technologies Engineering Ltd	11,389
2,273		Sogefi S.p.A.	20
159,295	e	Spartan Motors, Inc	1,348
424,143	*	Spirit Aerosystems Holdings, Inc (Class A)	9,407
70,792		Standard Motor Products, Inc	433
589		Ste Industrielle d'Aviation Latecoere S.A.	12
37,135		STX Shipbuilding Co Ltd	1,378
410,575	e	Sumitomo Precision Products Co Ltd	1,425
119,731	e	Superior Industries International, Inc	2,484
1,000		Tachi-S Co Ltd	9
1,100	e	Takata Corp	24
152,924		Tata Motors Ltd	2,374
259,722	*	Tenneco, Inc	7,257
342,104	e	Thales S.A.	22,149
160,045	e	Thor Industries, Inc	4,765
91,801		Tofas Turk Otomobil Fabrik	296
158,500		Tokai Rika Co Ltd	4,142
309,914		Tomkins plc	1,099
19,000		Topy Industries Ltd	54
139,383		Toyoda Gosei Co Ltd	5,244
2,100		Toyota Auto Body Co Ltd	42
176,635	e	Toyota Industries Corp	6,273
5,057,508	e	Toyota Motor Corp	252,165
44,323	*	TransDigm Group, Inc	1,642
40,007	e	Trelleborg AB (B Shares)	798
328,771	e	Trinity Industries, Inc	8,762
91,537	e	Triumph Group, Inc	5,211
188,445	*	TRW Automotive Holdings Corp	4,404
3,800		TS Tech Co Ltd	70
2,314		Umeco plc	24
5,366,490		United Technologies Corp	369,322
719,723	e*	Visteon Corp	2,706
98,587		Volkswagen AG.	16,382
312,776	e	Volkswagen AG.	90,680
663,860	e	Volvo AB (A Shares)	9,888
702,824		Volvo AB (B Shares)	10,646
192,356	e	Wabash National Corp	1,729
64,000		Weichai Power Co Ltd	238

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
274,936		Westinghouse Air Brake Technologies Corp	$10,354
169,096	e	Winnebago Industries, Inc	2,858
889,630		Yamaha Motor Co Ltd	16,368
559,131		Yulon Motor Co Ltd	813
12,070		Zodiac S.A.	592
		TOTAL TRANSPORTATION EQUIPMENT	3,730,826

TRANSPORTATION SERVICES - 0.20%
2,520		Aker ASA (A Shares)	146
328,246		All America Latina Logistica S.A.	3,311
90,258	e	Ambassadors Group, Inc	1,705
35,692	e	Ambassadors International, Inc	264
42,007		Arriva plc	572
1,967	e	Autostrada Torino-Milano S.p.A.	38
978,725		CH Robinson Worldwide, Inc	53,243
3,679		Clarkson plc	56
28,000		CWT Ltd	16
1,100		D/S Norden	122
410		Dfds AS	64
72,266	e*	Dynamex, Inc	1,828
878,221		Expeditors International Washington, Inc	39,678
96,000		First Shanghai Investments Ltd	19
6,783		Flight Centre Ltd	131
22,161		Freightways Ltd	60
214,639		GATX Corp	8,386
3,432		Go-Ahead Group plc	106
267,977	*	HUB Group, Inc (Class A)	8,814
928,000		Jiangsu Express	835
3,100	e	Kintetsu World Express, Inc	72
16,176		Kuoni Reisen Holding	8,983
499,420	*	Lear Corp	12,940
9,632		Mainfreight Ltd	45
755,980		National Express Group plc	15,079
1,761		Oesterreichische Post AG.	77
72,800	e*	Orbitz Worldwide, Inc	502
322,448		Pacer International, Inc	5,298
756		Panalpina Welttransport Holding AG.	93
769		Piraeus Port Authority	26
1,052,600		PLUS Expressways BHD	1,053
7,000		Senko Co Ltd	27
153,679	e	Ship Finance International Ltd	4,039
1,149,000		Sinotrans Ltd	332
4,632		Societa Iniziative Autostradali e Servizi S.p.A.	61
7,280	e	Stolt-Nielsen S.A.	152
204,000		Taiwan Navigation Co Ltd	389
7,874		TDG plc	36
883,639	e	Toll Holdings Ltd	8,092
500		Trancom Co Ltd	7
64,756	e	TUI AG.	1,661
2,671,969		UTI Worldwide, Inc	53,653
1,800	e	Yusen Air & Sea Service Co Ltd	24
1,256,019		Zhejiang Expressway Co Ltd	1,091
		TOTAL TRANSPORTATION SERVICES	233,126

TRUCKING AND WAREHOUSING - 0.64%
136,679	e	Arkansas Best Corp	4,355

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,900	e	ASKUL Corp	$35
8,623		Big Yellow Group plc	74
310		Bollore	70
1,266		Business Post Group plc	7
125,919	e*	Celadon Group, Inc	1,219
874,651		Con-way, Inc	43,278
10,614,297		Deutsche Post AG.	324,254
937,962	e	DSV AS	20,503
171,768	e	Forward Air Corp	6,087
10,000		Fukuyama Transporting Co Ltd	37
383		Geodis	44
306,015	e	Heartland Express, Inc	4,364
3,600		Hitachi Transport System Ltd	55
364,680	e	J.B. Hunt Transport Services, Inc	11,462
391,602	e	Kamigumi Co Ltd	3,096
506,860		Landstar System, Inc	26,438
99,129	e*	Marten Transport Ltd	1,538
5,000		Maruzen Showa Unyu Co Ltd	15
74,172	e	Mitsubishi Logistics Corp	951
11,000	e	Mitsui-Soko Co Ltd	63
1,524		Mullen Group Income Fund	28
534,145	e	Nippon Express Co Ltd	3,070
6,000		Nippon Konpo Unyu Soko Co Ltd	82
889		Norbert Dentressangle	76
167,084	e*	Old Dominion Freight Line	5,318
7,970	e*	Patriot Transportation Holding, Inc	625
26,329		Safestore Holdings plc	84
82,932	*	Saia, Inc	1,315
38,000	e	Sankyu, Inc	207
57,947	e	Seino Holdings Corp	377
3,000		Shibusawa Warehouse Co Ltd	20
24,000		Sumitomo Warehouse Co Ltd	113
2,809	*	Thiel Logistik AG	8
40,000		Tianjin Port Development Holdings Ltd	17
1,372,351		TNT NV	50,980
3,487	e	TransForce Income Fund	26
3,274,154		United Parcel Service, Inc (Class B)	239,079
38,969	e*	Universal Truckload Services, Inc	813
253,522	e	Werner Enterprises, Inc	4,705
14,679		Wincanton plc	101
332,100	e	Yamato Transport Co Ltd	4,864
305,493	e*	YRC Worldwide, Inc	4,008
		TOTAL TRUCKING AND WAREHOUSING	763,861

WATER TRANSPORTATION - 0.33%
83		A P Moller - Maersk AS (Class A)	919
185,539	e	Alexander & Baldwin, Inc	7,993
290,012	e*	American Commercial Lines, Inc	4,582
20,341		Anek Lines S.A.	65
988		AP Moller - Maersk AS (Class B)	11,023
360,000		Aries Maritime Transport Ltd	2,070
71,051	e	Arlington Tankers Ltd	1,492
106,163	e	Babcock & Brown Infrastructure Group	114
4,900		Brostrom AB (B Shares)	35
3,000		BW Gas ASA	26
2,300	*	Camillo Eitzen & Co ASA	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,722,277		Carnival Corp	$69,718
73,892		Carnival plc	2,935
56,000		CH Offshore Ltd	23
2,573,300		China Shipping Container Lines Co Ltd	976
1,997,200		China Shipping Development Co Ltd	6,274
38,000		Chu Kong Shipping Development	6
4,535		Compagnie Maritime Belge S.A.	305
220,245	*	Compania SudAmericana de Vapores S.A.	416
2,138,875		COSCO Holdings	5,189
34,350	e	D/S Torm AS	1,018
16,000	e	Daiichi Chuo Kisen Kaisha	114
210,000	e	Danaos Corp	5,164
13,500		Deep Sea Supply plc	58
1,800		DOF ASA	18
226,197	e	Double Hull Tankers, Inc	2,400
160,000		DryShips, Inc	9,586
238,130	e	Eagle Bulk Shipping, Inc	6,134
5,000	e*	Eitzen Chemical ASA	16
765		Euro-Kai KGaA	92
8,599		Euronav NV	327
4,090,222		Evergreen Marine Corp Tawain Ltd	4,039
1,613		Exmar NV	42
1,984,900		Ezra Holdings Ltd	2,985
2,114		Finnlines Oyj	45
3,953		Forth Ports plc	161
226,113	e	Frontline Ltd	10,406
12,596	e	Frontline Ltd	576
106,771	e	Genco Shipping & Trading Ltd	6,025
147,926	e	General Maritime Corp	3,493
192,792	e	Golar LNG Ltd	3,522
4,200		Golar LNG Ltd	76
219,643		Grindrod Ltd	597
128,708	e*	Gulfmark Offshore, Inc	7,043
330,760		Hamburger Hafen und Logistik AG.	25,196
42,274		Hanjin Shipping Co Ltd	1,661
169,140	e	Horizon Lines, Inc (Class A)	3,148
127,065	e*	Hornbeck Offshore Services, Inc	5,803
32,100		Hyundai Merchant Marine Co Ltd	1,459
8,400		Iino Kaiun Kaisha Ltd	85
4,561,500		International Container Term Services, Inc	3,440
1,900		Inui Steamship Co Ltd	24
785		Irish Continental Group plc	28
1,751	*	Israel Corp Ltd	1,640
893,305	e	Kawasaki Kisen Kaisha Ltd	8,684
398,019	*	Kirby Corp	22,687
92,400	e	Knightsbridge Tankers Ltd	2,465
4,542		Korea Line Corp	853
111,927		K-Sea Transportation Partners LP	3,951
16,993		Kuehne & Nagel International AG.	1,700
958,200		Malaysia International Shipping Corp BHD	2,756
3,027		Minoan Lines S.A.	21
1,849,020	e	Mitsui OSK Lines Ltd	22,352
2,279		Navigazione Montanari S.p.A.	9
348,579		Neptune Orient Lines Ltd	823
2,702,672	e	Nippon Yusen Kabushiki Kaisha	25,378
7,000		Nissin Corp	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
159,823	e	Nordic American Tanker Shipping	$4,475
700		Odfjell ASA (B Shares)	8
213,563	e*	Odyssey Marine Exploration, Inc	1,151
170,000	e	Omega Navigation Enterprises, Inc (Class A)	2,547
413,442		Orient Overseas International Ltd	2,420
134,985	e	Overseas Shipholding Group, Inc	9,454
4,774,000		Pacific Basin Shipping Ltd	7,852
6,453		Port of Tauranga Ltd	31
214,800	v	Precious Shipping PCL	166
24,831		Premuda S.p.A.	50
1,258,297	e	Royal Caribbean Cruises Ltd	41,398
9,000	e	Shinwa Kaiun Kaisha Ltd	57
67	m,v	Ship Finance International Ltd	2
870,500		Shun TAK Holdings Ltd	1,152
1,896		Smit Internationale NV	193
812,600		STX Pan Ocean Co Ltd	1,772
28,755	e*	TBS International Ltd (Class A)	868
174,041	e	Teekay Corp	7,392
60,900		Teekay Tankers Ltd	1,043
80,373	e*	Ultrapetrol Bahamas Ltd	823
451,000		U-Ming Marine Transport Corp	1,361
1,046	*	VTG AG.	17
718,400		Wan Hai Lines Ltd	669
1,700		Wilh Wilhelmsen ASA	57
874,123		Yang Ming Marine Transport	689
		TOTAL WATER TRANSPORTATION	397,954

WHOLESALE TRADE-DURABLE GOODS - 0.73%
149,337	e	Agilysys, Inc	1,732
8,962	e	Alesco Corp Ltd	80
160,322,000	*	A-Max Holdings Ltd	1,462
292,726	e	Applied Industrial Technologies, Inc	8,750
447,387	e	Argo Graphics, Inc	5,480
1,280,558	*	Arrow Electronics, Inc	43,091
550		As One Corp	12
99,776	e	Assa Abloy AB (Class B)	1,809
16,896	e	Autobacs Seven Co Ltd	462
80	*	Azkoyen S.A.	1
211,900		Banpu PCL	2,880
153,326		Barloworld Ltd	2,038
256,875	e	Barnes Group, Inc	5,895
225,864	e*	Beacon Roofing Supply, Inc	2,259
70	e	BIC CAMERA, Inc	48
77,466	e	BlueLinx Holdings, Inc	394
810,494	e	Boart Longyear Group	1,355
1,507		Bobst Group AG.	117
553,848		BorgWarner, Inc	23,832
14,265		BSS Group plc	111
33,955		Buhrmann NV	395
164,280	e	Building Material Holding Corp	720
188,698		Bunzl plc	2,657
419		C Rokas S.A.	7
496,917		Canadian Oil Sands Trust	20,091
57,162	e	Canon Marketing Japan, Inc	1,078
1,647		Carl Zeiss Meditec AG.	26
74,273		Castle (A.M.) & Co	2,005

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,526,000		China Communications Construction Co Ltd	$7,793
1,548,400	*	China High Speed Transmission Equipment Group Co Ltd	2,256
743,000		China National Building Material Co Ltd	1,751
300,000	*	China Power New Energy Development Co Ltd	23
1,943,000	*	CMC Magnetics Corp	640
157,222	e*	Conceptus, Inc	2,918
2,458		Consumers' Waterheater Income Fund	31
6,581	e	Crane Group Ltd	92
5,850		Creative Technology Ltd	26
239		Daetwyler Holding AG.	19
5,000		Daiichi Jitsugyo Co Ltd	23
28,256		Dar Al Dawa Development & Investment Co Ltd	188
4,003		Debica	183
1,717		Demag Cranes AG.	78
10,187		D'ieteren S.A.	3,623
137,171	*	Digi International, Inc	1,583
143,998		Dimension Data Holdings plc	139
323,500		D-Link Corp	533
2,922,000		Dongfeng Motor Group Co Ltd	1,314
1,000		Doshisha Co Ltd	16
121,870	e*	Drew Industries, Inc	2,981
592,726		Electrocomponents plc	2,138
745,462		Energy Support Corp	1,369
1,700		Enplas Corp	18
991		Eriks Group NV	72
2,687		Esprinet S.p.A.	30
266,878		Finning International, Inc	7,558
1,013,906	e*	Fortescue Metals Group Ltd	6,032
2,887		Fourlis Holdings S.A.	94
1,597		Frigoglass S.A.	49
120,000	*	Fushan International Energy Group Ltd	57
232,000		GeoVision, Inc	1,630
357,000		Gigabyte Technology Co Ltd	282
37,733	e*	Glu Mobile, Inc	169
13		Green Hospital Supply, Inc	8
1,600		Hakuto Co Ltd	15
51,985	e*	Hansen Medical, Inc	731
11,072		Headlam Group plc	84
1,200		Hemtex AB	14
2,200		Hitachi Software Engineering Co Ltd	51
80,215	e	Houston Wire & Cable Co	1,285
475,451		IKON Office Solutions, Inc	3,613
84,000	*	Imagi International Holdings Ltd	17
135,997		Imperial Holdings Ltd	1,329
3,554		IMS-Intl Metal Service	141
2,900		Inaba Denki Sangyo Co Ltd	89
757,988	*	Ingram Micro, Inc (Class A)	11,999
250,100		Inner Mongolia Yitai Coal Co	1,503
292,514	*	Insight Enterprises, Inc	5,119
158,651	*	Interline Brands, Inc	2,943
275		Interseroh AG.	22
2,563,170	e	Itochu Corp	25,303
135,632		JD Group Ltd	611
2,300		Kaga Electronics Co Ltd	30
47,000	*	Kanematsu Corp	62
4,263		KCC Corp	1,971

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
522,216		Kingspan Group plc	$6,967
231,712		Kloeckner & Co AG.	11,856
300,547	e	Knight Transportation, Inc	4,947
1,100	e	Koei Co Ltd	18
5,700		Kuroda Electric Co Ltd	75
28,886		Lawson Products, Inc	796
30,843		Lewis Group Ltd	159
16,036		LG International Corp	321
1,699,963		Li & Fung Ltd	6,302
4,700		Lindab International AB	116
600,246	*	LKQ Corp	13,488
600		Macnica, Inc	7
176,562	e	Martin Marietta Materials, Inc	18,746
3,900	e	MISUMI Group, Inc	69
3,028,129		Mitsubishi Corp	91,439
4,382,314	e	Mitsui & Co Ltd	88,807
119	*	Motodynamic S.A.	1
5,300		Munters AB	61
45,245	e*	MWI Veterinary Supply, Inc	1,595
9,924		Mytilineos Holdings S.A.	120
600		Nafco Co Ltd	8
500		Nagaileben Co Ltd	10
53	e	NET One Systems Co Ltd	62
9,000		Nihon Yamamura Glass Co Ltd	18
3,046,644	e	Nissan Motor Co Ltd	25,185
9,832		Norbord, Inc	48
265,811		Owens & Minor, Inc	10,457
5,731,000		Pan-United Corp Ltd	2,561
801,213	e*	Patterson Cos, Inc	29,084
253,340	e	PEP Boys-Manny Moe & Jack	2,523
409,011		Phoenix Precision Technology Corp	288
10,754,857	*	Playmates Toys Ltd	484
13,861		Polska Grupa Farmaceutyczna S.A.	455
207,789	e	Pool Corp	3,925
113,455		Prysmian S.p.A.	2,422
390,715	e*	PSS World Medical, Inc	6,509
3,844,134		PT Astra International Tbk	10,127
27,569	e	Rautaruukki Oyj	1,331
734,758		Reliance Steel & Aluminum Co	43,983
19,325	*	Renovo Group plc	14
910	e	Rockwool International AS (B Shares)	152
6,383		Russel Metals, Inc	163
1,800		Ryosan Co Ltd	42
2,500		Ryoyo Electro Corp	24
33,000		Sagami Railway Co Ltd	134
1,200		Sangetsu Co Ltd	26
2,900		Sanshin Electronics Co Ltd	30
446,928	e	Schneider Electric S.A.	57,830
81,247	e	Securitas Systems AB (B Shares)	237
7,000		Seika Corp	14
2,400		Shinko Shoji Co Ltd	22
9,000		Shinsho Corp	26
3,150	*	Sierra Wireless, Inc	50
9,380		SIG plc	164
1,956,626		Sime Darby BHD	5,720
1,215,829	e	Sims Group Ltd	33,001

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
155,163	e	Sims Group Ltd	$4,270
60,400	*	SK Networks Co Ltd	1,247
500		Solar Holdings AS (B Shares)	47
204,253	*	Solera Holdings, Inc	4,976
2,200		Sumisho Computer Systems Corp	42
3,331,256	e	Sumitomo Corp	43,880
7,000		Tamura Corp	22
212,058	*	Tech Data Corp	6,955
19,708,799		Test-Rite International Co	12,910
36,700		TMK OAO (GDR)	1,193
80,062	e*	TomoTherapy, Inc	1,149
6,751		Topps Tiles plc	15
3,322		Toromont Industries Ltd	93
1,166,000		TPV Technology Ltd	688
800		Trusco Nakayama Corp	12
215,675	e*	Tyler Technologies, Inc	3,015
273,200	e	Ulvac, Inc	10,936
1,829,241		UMW Holdings BHD	3,460
56,892	e	Valeo S.A.	2,256
1,263		Vossloh AG.	178
272,404		W.W. Grainger, Inc	20,809
781		Wajax Income Fund	23
3,735	e	Wavin NV	47
328,086	e*	WESCO International, Inc	11,972
638,062		Wesfarmers Ltd	23,319
140,105		Wesfarmers Ltd	5,155
87,890	e*	West Marine, Inc	613
207,691		Wolseley plc	2,185
5,400		Yamazen Corp	19
19,000		Yuasa Trading Co Ltd	26
900	e	Zenrin Co Ltd	19
		TOTAL WHOLESALE TRADE-DURABLE GOODS	875,985

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
3,000		AarhusKarlshamn AB	83
7,117	e	ABB Grain Ltd	57
1,300	e	ABC-Mart, Inc	31
633,151		Airgas, Inc	28,789
260,008	e*	Akorn, Inc	1,230
15,216,000	*	Alliance Global Group, Inc	1,421
604,404	e*	Alliance One International, Inc	3,651
295,904	e	Allscripts Healthcare Solutions, Inc	3,054
21,331	e	Altana AG.	450
87,508	e	Andersons, Inc	3,904
4,700		AOC Holdings, Inc	42
56,078		Ashtead Group plc	69
9,897	e	Australian Pharmaceutical Industries Ltd	14
6,973	e	Axfood AB	248
157,043	e*	Bare Escentuals, Inc	3,678
1,244	*	Baron de Ley	94
210,653		Bidvest Group Ltd	2,909
123,689	e	Billabong International Ltd	1,470
144,228	e*	BMP Sunstone Corp	1,105
312,409	e	Brown-Forman Corp (Class B)	20,688
300		C Uyemura & Co Ltd	12
27,414		Cam Finanziaria S.p.A.	48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,138,105		Cardinal Health, Inc	$164,782
105,075		Casino Guichard Perrachon S.A.	12,597
111,510		Celesio AG.	5,521
225,130	e*	Central European Distribution Corp	13,100
19,000		China Aviation Oil Singapore Corp Ltd	20
1,266,000		China BlueChemical Ltd	670
835,000		China Mengniu Dairy Co Ltd	2,435
978,000		China Resources Enterprise	3,142
882		Cia de Distribucion Integral Logista S.A.	73
284,100		Controladora Comercial Mexicana S.A. de C.V.	802
51,083	e*	Core-Mark Holding Co, Inc	1,468
8,459	e	Corporate Express Australia Ltd	43
1,696,000		Dalian Port PDA Co Ltd	937
9,225		DC Chemical Co Ltd	3,516
989,551		Dean Foods Co	19,880
4,261		Delek Group Ltd	641
57,017		DS Smith plc	177
153,739	e	East Asiatic Co Ltd A.S.	13,442
91		Emmi AG.	13
375,067		Empresas COPEC S.A.	6,994
490		EMS-Chemie Holding AG.	76
739,980	*	Endo Pharmaceuticals Holdings, Inc	17,715
40,473	*	Ercros S.A.	17
2,529,275		Esprit Holdings Ltd	30,354
3,993		Findel plc	39
1,834,193		Foster's Group Ltd	8,583
161,381	e*	Fresh Del Monte Produce, Inc	5,874
11,000	*	Fujiya Co Ltd	17
30,586		Fyffes plc	43
375		Galenica AG.	124
2,653,927		Gazprom (ADR)	135,350
375,000		GIIR, Inc	3,211
156,386	*	Gildan Activewear, Inc	5,899
2,450		GrainCorp Ltd	27
92,406	e*	Green Mountain Coffee Roasters, Inc	2,925
235,712	e*	Hain Celestial Group, Inc	6,954
26,000		Hanwa Co Ltd	110
41,085		Hanwha Corp	2,174
382,377	*	Henry Schein, Inc	21,948
376,831		Herbalife Ltd	17,899
575		IC Companys AS	22
686,153	e	Idearc, Inc	2,498
2,300		Inabata & Co Ltd	12
13,473,500	v	IRPC PCL	2,461
7,300		Itochu Enex Co Ltd	42
25,000		Iwatani International Corp	66
4,000		Japan Pulp & Paper Co Ltd	14
220,234	*	JBS S.A.	897
1,761		John Menzies plc	20
1,700		Kato Sangyo Co Ltd	18
64,804	e	Kenneth Cole Productions, Inc (Class A)	1,098
1,800		Kibun Food Chemifa Co Ltd	19
1,400	e	Kobayashi Pharmaceutical Co Ltd	54
2,601		Koninklijke Vopak NV	164
143,207	e	K-Swiss, Inc (Class A)	2,266
131,667		KT&G Corp	10,317

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,593		LG Fashion Corp	$297
141,522	e*	LSB Industries, Inc	2,086
238,000	e	Macquarie Infrastructure Co LLC	6,933
2,901		MARR S.p.A.	33
4,701,159		Marubeni Corp	34,240
157,969		Massmart Holdings Ltd	1,301
19,676	e*	Maui Land & Pineapple Co, Inc	627
301,364	e	Men's Wearhouse, Inc	7,013
53,903	e	Metcash Ltd	201
159,706		Metro, Inc (Class A)	3,781
216,146	e	Myers Industries, Inc	2,838
5,000		Nagase & Co Ltd	51
88,257	e	Nash Finch Co	2,999
1,485,241	e	Nippon Oil Corp	9,268
284,882		Nu Skin Enterprises, Inc (Class A)	5,134
82,566	e*	Nuco2, Inc	2,293
232,514		Oriflame Cosmetics S.A.	15,437
90,000		Pacific Andes International Holdings Ltd	14
57,700		Pakistan State Oil Co Ltd	491
77,713	*	Perry Ellis International, Inc	1,696
580		Pescanova S.A.	29
279,300		Petronas Dagangan BHD	699
1,710	e	Point, Inc	80
110,000		Prime Success International Group Ltd	59
3,918,500		PT Unilever Indonesia Tbk	2,937
534,582	*	Reliance Industries Ltd	30,191
500		Ryoshoku Ltd	9
1,800	e	Sakata Seed Corp	26
8,427		Samsung Fine Chemicals Co Ltd	459
201,400		San Miguel Corp (Class B)	231
46,500		San-A Co Ltd	1,432
2,000		San-Ai Oil Co Ltd	7
425		Sartorius Stedim Biotech	19
10,254		Saskatchewan Wheat Pool, Inc	145
122,451	e*	School Specialty, Inc	3,862
187		Schweizerhall Holding AG.	31
94,700	v	Siam Makro PCL	301
2,740,880	e	Sigma Pharmaceuticals Ltd	3,131
855		Sligro Food Group NV	33
268,987	e*	Source Interlink Cos, Inc	511
145,177		Spar Group Ltd	868
127,465		Spartan Stores, Inc	2,658
11,000		Sumikin Bussan Corp	36
5,770	*	Super De Boer	40
104,534		Suzano Papel e Celulose S.A.	1,578
167,804		Suzuken Co Ltd	6,902
5,904		Symrise AG.	153
5,579	e*	Synutra International, Inc	174
3,245,243		Sysco Corp	94,177
602,821	e*	Terra Industries, Inc	21,418
855,000	v	Thai Union Frozen Products PCL	546
134,578		Tiger Brands Ltd	2,215
3,100	e	Toho Pharmaceutical Co Ltd	79
144,574	e*	Tractor Supply Co	5,714
180,000		Tsingtao Brewery Co Ltd	532
2,609,957	e	Unilever NV	87,642

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
265,000		Unilever NV			$8,938
2,395,940		Uni-President Enterprises Corp			3,553
239,813	e*	United Natural Foods, Inc			4,487
167,490	e*	United Stationers, Inc			7,989
36,398	e	Valhi, Inc			851
602		VAN DE Velde			30
634		Vilmorin & Cie			110
235,390		Vina Concha Y Toro S.A.			436
74,824	e*	Volcom, Inc			1,512
12,800	e	Wimm-Bill-Dann Foods OJSC (ADR)			1,312
2,000		Yokohama Reito Co Ltd			14
119,759	e	Zep, Inc			1,943
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			999,439

		TOTAL COMMON STOCKS			118,532,612
		(Cost $116,136,677)

WARRANTS - 0.00%**

GENERAL BUILDING CONTRACTORS - 0.00%**
206,958	*	China Overseas Land & Investment Ltd (Expires 8/27/08)			77
		TOTAL GENERAL BUILDING CONTRACTORS			77

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
7,865	e*	Virgin Media, Inc (Expires 1/10/11)			1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1

LUMBER AND WOOD PRODUCTS - 0.00%**
180,753	v*	Goodpack Ltd (Expires 7/16/09)			30
		TOTAL LUMBER AND WOOD PRODUCTS			30

REAL ESTATE - 0.00%**
196,459	*	Cheuk Nang Holdings Ltd (Expires 4/30/08)			5
553,875	*	SP Setia BHD (Expires 1/21/13)			117
		TOTAL REAL ESTATE			122

		TOTAL WARRANTS			230
		(Cost $26,498)
PRINCIPAL

SHORT-TERM INVESTMENTS - 8.33%

VARIABLE NOTES - 0.08%
$ 50,000,000	g,i	Beta Finance, Inc	2.325%	07/16/08	49,756
50,000,000	g,i	Sigma Finance, Inc	2.333	07/15/08	48,422
		TOTAL VARIABLE NOTES			98,178

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.25%

CERTIFICATE OF DEPOSITS - 1.40%
		ABN Amro Bank NV Chicago			115,650
		Banco Bilbao Vizcaya			60,001
		Bank of Scotland plc			102,028
		Barclays Bank plc			102,032

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
(000)
Dexia Credit S.A.	$125,000
Fortis Bank	130,000
Governor & Co.of The Bank	125,000
HBOS plc	100,563
Natixis	100,000
Rabobank Nederland	200,018
Societe Generale	102,040
Societe Generale	100,000
UBS AG.	100,558
Unicredito Italiano SP	125,000
Westpac Banking Corp	90,000
TOTAL CERTIFICATE OF DEPOSITS	1,677,890

COMMERCIAL PAPER - 0.51%
Amstel Funding Corp	159,640
Can Ast & Can Ltd	79,871
Falcon Asset Co LLC	96,087
Grampian Funding Ltd	101,180
Grampian Funding Ltd	84,484
Jupiter Co LLC	86,237
TOTAL COMMERCIAL PAPER	607,499

MONEY MARKET INSTRUMENTS - 0.79%
State Street Navigator Securities Lending Prime Portfolio	941,399
TOTAL MONEY MARKET INSTRUMENTS	941,399

REPURCHASE AGREEMENTS - 3.01%
Bank of America	450,000
BNP Bank	450,000
CS First Boston	430,000
Deutsche Bank	75,000
Deutsche Bank	656,409
Deutsche Bank	450,000
Merrill Lynch & Co, Inc	350,000
Merrill Lynch & Co, Inc	100,000
Morgan Stanley	330,000
Morgan Stanley	304,000
TOTAL REPURCHASE AGREEMENTS	3,595,409

VARIABLE NOTES - 2.54%
ARG Funding Corp	5,165
American Express Credit Account Master Trust	24,754
American Express Credit Account Master Trust	80,316
American Express Credit Account Master Trust	56,467
American Express Credit Account Master Trust	84,442
BA Credit Card Trust	83,413
BA Credit Card Trust	62,650
BA Credit Card Trust	60,000
Bank One Issuance Trust	24,444
Brunel Residential Mortgage Securitisation plc	50,499
Capital One Multi-Asset Execution Trust	12,921
Capital One Multi-Asset Execution Trust	13,909
Capital One Multi-Asset Execution Trust	42,563
Capital One Multi-Asset Execution Trust	167,128
Capital One Multi-Asset Execution Trust	30,006
Chase Issuance Trust	31,338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
(000)
Chase Issuance Trust	$16,642
Chase Issuance Trust	49,274
Chase Issuance Trust	101,274
Citibank Credit Card Issuance Trust	107,457
Citibank Credit Card Issuance Trust	78,000
Discover Card Master Trust I	15,825
Discover Card Master Trust I	65,230
Discover Card Master Trust I	82,908
Discover Card Master Trust I	16,582
Discover Card Master Trust	64,580
Discover Card Master Trust	43,000
Discover Card Master Trust I	15,771
Discover Card Master Trust I	7,878
GE Dealer Floorplan Master Note Trust	39,592
GE Equipment Midticket LLC	37,148
General Electric Capital Corp	20,921
General Electric Capital Corp	20,362
General Electric Capital Corp	108,590
General Electric Capital Corp	49,917
General Electric Capital Corp	16,697
Granite Master Issuer PLC	41,396
Granite Master Issuer PLC	32,480
JPMorgan Chase & Co	127,718
JPMorgan Chase & Co	99,771
Medallion Trust	17,533
Nelnet Student Loan Trust	71,902
Nelnet Student Loan Trust	44,523
Nelnet Student Loan Trust	43,903
Permanent Master Issuer plc	129,358
Permanent Financing plc	90,848
Permanent Financing plc	24,422
Puma Finance Ltd	43,867
SLM Student Loan Trust	52,230
SLM Student Loan Trust	42,356
SLM Student Loan Trust	164,567
Wachovia Student Loan Trust	68,927
Wachovia Corp	54,584
Wells Fargo & Co	41,728
World Omni Auto Receivables Trust	50,000
TOTAL VARIABLE NOTES	3,029,776

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	9,851,973

TOTAL SHORT-TERM INVESTMENTS	9,950,151
(Cost $9,951,971)

TOTAL PORTFOLIO - 107.95%	128,919,146
(Cost $126,621,732)
OTHER ASSETS & LIABILITIES, NET - (7.95%)	(9,499,441)

NET ASSETS - 100.00%	$119,419,705

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2008, the value of these securities amounted to $205,517,342 or 0.17% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2008.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2008, the unrealized appreciation on investments was $2,297,414,065, consisting of gross unrealized appreciation of $14,783,616,337 and gross unrealized depreciation of $12,486,202,272.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the
Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2008 - MARCH 31, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2008	March 31, 2008

Daishin Securities Co	$6,450,000	$-	$-	$-	$-	$-	1,000,000	$6,480,000

Digital Garage, Inc	22,772,663	-	150,980	(54,529)	-	-	12,156	23,780,297

First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984

Healthsouth Corp	94,039,659	1,168,346	17,045,411	(4,618,270)	-	-	3,597,967	64,007,833

Information Development Co	2,493,627	-	-	-	-	-	431,900	2,643,048

Intelligent Wave, Inc	4,234,608	-	-	-	-	-	16,201	2,324,180

MPM Bioventures II	12,086,377	-	-	-	-	-	21,967,242	12,086,377

Skyline Venture Partners	3,695,430	-	-	-	-	-	4,126,206	3,695,430

		$1,168,346	$17,196,391	$(4,672,799)	$-	$-		$115,033,149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND STOCK ACCOUNT Summary of Market Values by Country (Unaudited) March 31, 2008
COUNTRY	VALUE	% OF MARKET VALUE
DOMESTIC UNITED STATES	$97,765,486,984	75.83%
TOTAL DOMESTIC	97,765,486,984	75.83

FOREIGN AFGHANISTAN	10,110,450	0.01
ARGENTINA	18,742,786	0.01
AUSTRALIA	1,262,789,853	0.98
AUSTRIA	147,842,131	0.11
BAHAMAS	823,020	0.00
BELGIUM	262,456,346	0.20
BERMUDA	232,152,763	0.18
BRAZIL	464,563,111	0.36
CANADA	2,233,965,806	1.73
CAYMAN ISLANDS	7,175,573	0.01
CHILE	39,522,140	0.03
CHINA	565,764,743	0.44
COLUMBIA	9,374,545	0.01
CZECH REPUBLIC	55,207,858	0.04
DENMARK	147,682,628	0.12
EGYPT	23,152,459	0.02
FINLAND	448,661,852	0.35
FRANCE	3,125,745,754	2.42
GERMANY	2,882,106,158	2.24
GHANA	43,942	0.00
GREECE	95,073,840	0.07
HONG KONG	538,828,795	0.42
HUNGARY	41,761,351	0.04
INDIA	270,416,585	0.21
INDONESIA	73,656,544	0.06
IRELAND	126,138,997	0.10
ISRAEL	159,154,255	0.12
ITALY	1,050,878,077	0.81
JAPAN	4,596,196,256	3.56
JORDAN	3,187,288	0.00
KAZAKHSTAN	41,560,464	0.03
LIECHTENSTEIN	124,653	0.00
LUXEMBOURG	2,880,095	0.00
MALAYSIA	185,477,862	0.14
MEXICO	152,999,009	0.12
MOROCCO	10,800,723	0.01
NETHERLANDS	730,580,876	0.57
NEW ZEALAND	38,344,607	0.03
NORWAY	178,155,908	0.14
PAKISTAN	5,250,037	0.00
PANAMA	75,319,496	0.06
PERU	18,817,327	0.01
PHILIPPINES	56,369,373	0.04
POLAND	61,782,718	0.05
PORTUGAL	57,630,628	0.04
PUERTO RICO	5,879,446	0.00
RUSSIA	462,153,570	0.36
SINGAPORE	407,062,540	0.32
SOUTH AFRICA	241,033,727	0.19
SOUTH KOREA	448,604,278	0.35
SPAIN	962,310,922	0.75
SWEDEN	437,744,624	0.34
SWITZERLAND	2,025,153,293	1.57
TAIWAN (REPUBLIC OF CHINA)	463,169,236	0.37
THAILAND	132,917,030	0.10
TURKEY	33,295,310	0.03
UNITED KINGDOM	5,025,065,756	3.90
TOTAL FOREIGN	31,153,659,414	24.17
TOTAL PORTFOLIO	$128,919,146,398	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.00%**

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%**
31,344		BBI EPS Ltd	$20
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20

		TOTAL PREFERRED STOCKS	20
		(Cost $51)

COMMON STOCKS - 99.22%

AGRICULTURAL SERVICES - 0.02%
62,191	e	Yara International ASA	3,597
		TOTAL AGRICULTURAL SERVICES	3,597

AMUSEMENT AND RECREATION SERVICES - 0.74%
157,589	*	Activision, Inc	4,304
484,448	e	Aristocrat Leisure Ltd	4,250
4,832	*	bwin Interactive Entertainment	159
8,232,049		Dore Holdings Ltd	1,068
5,606,000	*	Galaxy Entertainment Group Ltd	4,156
5,085,000	*	Gallant Venture Ltd	2,346
235,230	v	Genting BHD	16
170,541		Ladbrokes plc	1,053
8,339,000		Leisure & Resorts World Corp	479
18,559	e	Lottomatica S.p.A.	578
785,917	*	Melco PBL Entertainment Macau Ltd (ADR)	8,944
8,862,000		NagaCorp Ltd	1,924
97,307	e	Nintendo Co Ltd	50,176
59,694		OPAP S.A.	2,128
9,101	e	Oriental Land Co Ltd	534
1,862	e*	Pacific Golf Group International Holdings KK	1,943
10,014		Paddy Power plc	370
228,037	*	PartyGaming plc	94
62,209		Rank Group plc	109
2,352,300		Resorts World BHD	2,530
5,050,000	*	Rexcapital Financial Holdings Ltd	565
60		Round One Corp	63
36,744	e	Sega Sammy Holdings, Inc	389
83,621		Sky City Entertainment Group Ltd	243
82,920	e	TABCORP Holdings Ltd	1,072
168,824	e	Tattersall's Ltd	537
757,632	*	Walt Disney Co	23,775
95,116		William Hill plc	709
		TOTAL AMUSEMENT AND RECREATION SERVICES	114,514

APPAREL AND ACCESSORY STORES - 0.46%
32,520		Abercrombie & Fitch Co (Class A)	2,378
92,400	*	Aeropostale, Inc	2,505

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
54,114		American Eagle Outfitters, Inc	$948
10,228		Aoyama Trading Co Ltd	221
343,800		Belle International Holdings Ltd	356
117,852		Burberry Group plc	1,054
9,794		Fast Retailing Co Ltd	864
1,071,583		Gap, Inc	21,089
204,793		Giordano International Ltd	83
23,355	*	Hanesbrands, Inc	682
294,326	e	Hennes & Mauritz AB (B Shares)	18,080
59,008	e	Inditex S.A.	3,278
826,021	e	Just Group Ltd	2,989
177,738	*	Kohl's Corp	7,623
96,435	*	Limited Brands, Inc	1,649
64,395		Nordstrom, Inc	2,099
761,000		Ports Design Ltd	2,151
116,984		Ross Stores, Inc	3,505
		TOTAL APPAREL AND ACCESSORY STORES	71,554

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
1,155,200	e	Asics Corp	13,281
758		Benetton Group S.p.A.	11
28,000		C C Land Holdings Ltd	27
30,737	e	Gunze Ltd	129
19,315	e	Hermes International	2,412
27,373	e	Liz Claiborne, Inc	497
100,495	e	Mitsubishi Rayon Co Ltd	321
27,636	e	Nisshinbo Industries, Inc	257
24,152	e	Onward Kashiyama Co Ltd	247
39,260	e	Polo Ralph Lauren Corp	2,288
4,026	e	Shimamura Co Ltd	345
1,920	e	Toyobo Co Ltd	4
32,494		VF Corp	2,519
16,627	e	Wacoal Holdings Corp	246
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	22,584

AUTO REPAIR, SERVICES AND PARKING - 0.06%
89,642		Aisin Seiki Co Ltd	3,345
39,557	*	Hertz Global Holdings, Inc	477
20,151		NOK Corp	412
118	e	Park24 Co Ltd	1
5,000		Ryder System, Inc	305
118,050		Standard Chartered plc	4,038
31,302		Sumitomo Rubber Industries, Inc	240
		TOTAL AUTO REPAIR, SERVICES AND PARKING	8,818

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
28,652		Advance Auto Parts	976
41,166	*	Autonation, Inc	616
26,745	*	Autozone, Inc	3,044
38,359	e	Canadian Tire Corp Ltd (Class A)	2,476
58,991	e*	Carmax, Inc	1,146
8,000	e	Fuji Heavy Industries Ltd	33
119,050		Inchcape plc	950
393,996	e	Suzuki Motor Corp	9,941
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	19,182

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.23%
34,114	e	Fastenal Co	$1,567
589		Grafton Group plc	6
609,545		Home Depot, Inc	17,049
651,637		Kingfisher plc	1,707
637,455		Lowe's Cos, Inc	14,623
56,341	*	RONA, Inc	783
30,805		Travis Perkins plc	655
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	36,390

BUSINESS SERVICES - 4.44%
400,836		Accenture Ltd (Class A)	14,097
37	e*	Access Co Ltd	131
15,778	e	Acciona S.A.	4,226
36,772		Adecco S.A.	2,124
696,866	*	Adobe Systems, Inc	24,801
17,397		Aegis Group plc	43
228,903	*	Affiliated Computer Services, Inc (Class A)	11,470
37,805		Aggreko plc	484
55,991	e*	Akamai Technologies, Inc	1,577
21,198	*	Alliance Data Systems Corp	1,007
5,486	e	Asatsu-DK, Inc	195
18,933		Atos Origin S.A.	1,054
97,642	*	Autodesk, Inc	3,074
306,573		Automatic Data Processing, Inc	12,996
275,000	*	Autonomy Corp plc	5,013
69,781		Autostrade S.p.A.	2,110
142,546	*	BEA Systems, Inc	2,730
185,102	*	BMC Software, Inc	6,020
150,955		CA, Inc	3,396
75,457	*	Cadence Design Systems, Inc	806
237,100	e	Capcom Co Ltd	8,087
371,354	*	CGI Group, Inc	3,943
21,016	*	ChoicePoint, Inc	1,000
58,526	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	866
49,093	*	Citrix Systems, Inc	1,440
77,181	*	Cognizant Technology Solutions Corp (Class A)	2,225
302,380	*	Computer Sciences Corp	12,334
762,598		Computershare Ltd	6,098
11,594		CSK Holdings Corp	268
79,550		Ctrip.com International Ltd (ADR)	4,218
15,586	e	Dassault Systemes S.A.	905
488	e	Dena Co Ltd	3,074
360	e	Dentsu, Inc	820
26,492	e*	DST Systems, Inc	1,742
138,000	e*	DynCorp International, Inc (Class A)	2,302
221	e	eAccess Ltd	136
396,701	*	eBay, Inc	11,838
83,220	*	Electronic Arts, Inc	4,154
256,459		Electronic Data Systems Corp	4,270
17,908	e*	Elpida Memory, Inc	596
52,349		Equifax, Inc	1,805
161,473	*	Expedia, Inc	3,535
276,921		Experian Group Ltd	2,017
51,526		Fidelity National Information Services, Inc	1,965
41,771	*	Fiserv, Inc	2,009

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
143,703	e*	Focus Media Holding Ltd (ADR)	$5,051
4,987	e	FUJI SOFT, Inc	93
333,406		Fujitsu Ltd	2,181
268	e	Goodwill Group, Inc	35
129,298	*	Google, Inc (Class A)	56,952
316,284		Group 4 Securicor plc	1,430
2,059	e	Gruppo Editoriale L'Espresso S.p.A.	8
4,385	e	Hakuhodo DY Holdings, Inc	261
376,741		Hays plc	854
25,077		IFIL - Investments S.p.A.	202
71,008		IMS Health, Inc	1,492
36,200		Indra Sistemas S.A.	1,042
485	e	Internet Initiative Japan, Inc	1,562
129,632	*	Interpublic Group of Cos, Inc	1,090
117,274	*	Intuit, Inc	3,168
51,736	e*	Iron Mountain, Inc	1,368
8,838	e	JC Decaux S.A.	260
33,159	e	JSR Corp	750
130,296	*	Juniper Networks, Inc	3,257
80,000	*	Kinetic Concepts, Inc	3,698
169	e*	KK DaVinci Advisors	129
17,288	e	Konami Corp	650
21,400	e*	Lamar Advertising Co (Class A)	769
400,234		LogicaCMG plc	840
82,133	e*	Longtop Financial Technologies Ltd (ADR)	1,551
30,951		Manpower, Inc	1,741
24,816	e	Mastercard, Inc (Class A)	5,534
119,765	*	McAfee, Inc	3,963
5,802	e	Meitec Corp	176
3,630		Michael Page International plc	22
4,625,180		Microsoft Corp	131,263
109,760		Misys plc	302
7,460		Mitsubishi UFJ Lease & Finance Co Ltd	260
400	*	Mixi Inc	4,093
32,299	*	Monster Worldwide, Inc	782
26,911	*	NAVTEQ Corp	1,830
363,328	e	NEC Corp	1,385
202,510	e	Nomura Research Institute Ltd	5,292
262,000	*	Novell, Inc	1,648
1,561	e	NTT Data Corp	6,828
1,237	e	Obic Co Ltd	219
120,468		Omnicom Group, Inc	5,322
15,434	e*	Open Text Corp	488
2,667,827	*	Oracle Corp	52,183
7,003	e	Oracle Corp Japan	325
2,700	e	Otsuka Corp	228
16,537	e	Promotora de Informaciones S.A.	249
27,844		Public Power Corp	1,218
452,264		Publicis Groupe S.A.	17,279
16,341	e	Rakuten, Inc	9,787
14,977	e	Randstad Holdings NV	702
14,400		Ritchie Bros Auctioneers, Inc	1,189
42,858		Robert Half International, Inc	1,103
357,358		Sage Group plc	1,334
85,100	*	Salesforce.com, Inc	4,925
419,215		SAP AG.	20,835

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
37,613		Secom Co Ltd	$1,826
85,097		Securitas AB (B Shares)	1,124
3,295		SGS S.A.	4,738
133,908		Singapore Post Ltd	112
5,855	e	Societe Des Autoroutes Paris-Rhin-Rhone	708
139,410	e*	Softbank Corp	2,527
47,673,611	e	Solomon Systech International Ltd	2,757
801	e	So-net Entertainment Corp	3,303
137,100	e	Square Enix Co Ltd	4,786
461,217	*	Sun Microsystems, Inc	7,163
288,296	*	Symantec Corp	4,791
39,773	*	Synopsys, Inc	903
100,000	e*	Temenos Group AG.	2,618
147,951		Tencent Holdings Ltd	843
15,560	e	Tietoenator Oyj	384
5,926	e,v	TIS, Inc	120
26,578		Tomra Systems ASA	201
39,961		Total System Services, Inc	945
18,851	e	Trend Micro, Inc	739
4,442	e	USS Co Ltd	307
90,191	e*	VeriSign, Inc	2,998
133,347	*	Visa, Inc (Class A)	8,316
422,186		Waste Management, Inc	14,169
3,776,283		WPP Group plc	45,043
2,703	e	Yahoo! Japan Corp	1,405
834,397	*	Yahoo!, Inc	24,139
		TOTAL BUSINESS SERVICES	687,164

CHEMICALS AND ALLIED PRODUCTS - 9.52%
989,740	*	Abbott Laboratories	54,584
26,520	*	Actelion Ltd	1,446
65,181		Agrium, Inc	4,049
271,000	e	Air Liquide	41,317
164,091		Air Products & Chemicals, Inc	15,096
302,000		Air Water, Inc	2,887
1,058,948		Akzo Nobel NV	84,962
5,183		Alfresa Holdings Corp	407
469,863	*	Amgen, Inc	19,631
214,093	e	Asahi Kasei Corp	1,117
88,283		Astellas Pharma, Inc	3,419
244,438		AstraZeneca plc	9,140
154,562		AstraZeneca plc (ADR)	5,872
25,606		Avery Dennison Corp	1,261
716,107	*	Avon Products, Inc	33,786
27,422	*	Barr Pharmaceuticals, Inc	1,325
169,382		BASF AG.	22,813
24,373		Beiersdorf AG.	2,051
144,801	*	Biogen Idec, Inc	8,933
71,881	e	Biovail Corp	774
827,440		Bristol-Myers Squibb Co	17,624
119,919		Celanese Corp (Series A)	4,683
25,395	e*	Cephalon, Inc	1,635
32,500		CF Industries Holdings, Inc	3,368
18,183	*	Charles River Laboratories International, Inc	1,072
7,535		Christian Dior S.A.	834
51,764	e	Chugai Pharmaceutical Co Ltd	585

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
18,876		Ciba Specialty Chemicals AG.	$688
896		Clariant AG.	8
121,958		Clorox Co	6,908
251,095		Colgate-Palmolive Co	19,563
421,653	e	CSL Ltd	14,223
205,000		Cytec Industries, Inc	11,039
48,630		Daicel Chemical Industries Ltd	250
125,679		Daiichi Sankyo Co Ltd	3,713
118,010		Dainippon Ink and Chemicals, Inc	367
2,000		Dainippon Sumitomo Pharma Co Ltd	18
345,219		Dow Chemical Co	12,721
119,717	e	DSM NV	5,774
612,817	*	Du Pont (E.I.) de Nemours & Co	28,655
56,697		Eastman Chemical Co	3,541
48,950		Ecolab, Inc	2,126
45,170	e	Eisai Co Ltd	1,541
98,715	*	Elan Corp plc	2,024
62,385	*	Elan Corp plc (ADR)	1,301
272,264	*	Eli Lilly & Co	14,046
28,520	e	Estee Lauder Cos (Class A)	1,308
49,200		FMC Corp	2,730
79,659	*	Forest Laboratories, Inc	3,187
592,365	*	Genentech, Inc	48,088
95,692	*	Genzyme Corp	7,133
549,983	*	Gilead Sciences, Inc	28,341
1,785	e	Givaudan S.A.	1,766
1,840,028		GlaxoSmithKline plc	38,928
7,472	e	H Lundbeck AS	187
12,075		Haw Par Corp Ltd	60
48,382		Henkel KGaA	2,236
57,573	*	Hospira, Inc	2,462
41,876		Huntsman Corp	986
74,433	e	Incitec Pivot Ltd	9,602
21,716		International Flavors & Fragrances, Inc	957
81,117	e*	Inverness Medical Innovations, Inc	2,442
70,707	*	Invitrogen Corp	6,043
10,242		K+S AG.	3,352
39,480		Kansai Paint Co Ltd	257
97,757		Kao Corp	2,771
201,500	e*	Keryx Biopharmaceuticals, Inc	121
120,000	*	King Pharmaceuticals, Inc	1,044
97,570		Kingboard Chemical Holdings Ltd	345
5,683		Kose Corp	123
67,587		Kuraray Co Ltd	806
322,000	e	Kyorin Co Ltd	4,170
267,736	e	Kyowa Hakko Kogyo Co Ltd	2,557
32,815		Linde AG.	4,636
12,475	e	Lonza Group AG.	1,654
94,625		L'Oreal S.A.	12,017
18,200		Lubrizol Corp	1,010
26,612	e	Mediceo Paltac Holdings Co Ltd	482
1,960,594		Merck & Co, Inc	91,611
109,679	e	Methanex Corp	2,885
88,600	*	Millennium Pharmaceuticals, Inc	1,370
209,994		Mitsubishi Chemical Holdings Corp	1,388
71,445		Mitsubishi Gas Chemical Co, Inc	508

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
286,459		Monsanto Co	$31,940
39,738	*	Mosaic Co	4,077
470,000	e	Mylan Laboratories, Inc	5,452
800,000		Nan Ya Plastics Corp	1,988
25,792		Nippon Kayaku Co Ltd	157
22,572		Nippon Shokubai Co Ltd	150
176,455	e	Nissan Chemical Industries Ltd	1,859
87,986	e	Nova Chemicals Corp	2,118
1,956,166		Novartis AG.	100,261
62,000	e	Novartis AG. (ADR)	3,176
131,813	e	Novo Nordisk AS (Class B)	9,014
12,634	e	Novozymes AS (B Shares)	1,182
261,222		Nufarm Ltd	4,089
4,304		Omega Pharma S.A.	199
3,000		Ono Pharmaceutical Co Ltd	145
22,881	e	Orion Oyj (Class B)	496
23,916	*	PDL BioPharma, Inc	253
36,000		Perrigo Co	1,358
3,133,388		Pfizer, Inc	65,582
1,584	e*	PharMerica Corp	26
127,746	*	PPG Industries, Inc	7,730
205,327		Praxair, Inc	17,295
1,356,681	*	Procter & Gamble Co	95,063
372,531		Ranbaxy Laboratories Ltd	4,071
700,788		Reckitt Benckiser Group plc	38,818
517,977		Roche Holding AG.	97,483
113,932		Rohm & Haas Co	6,161
277,464		Sanofi-Aventis	20,816
13,965	e	Santen Pharmaceutical Co Ltd	326
336,029		Schering-Plough Corp	4,842
80,455	e	Sherwin-Williams Co	4,106
170,247		Shin-Etsu Chemical Co Ltd	8,796
55,073	e	Shionogi & Co Ltd	940
76,320		Shire plc	1,475
61,148	e	Shiseido Co Ltd	1,616
207,826	e	Showa Denko KK	701
114,985		Sigma-Aldrich Corp	6,859
8,167,585	e	Sinochem Hong Kong Holding Ltd	7,535
17,170		Solvay S.A.	2,191
527,606		SSL International plc	4,749
781,982	e	Sumitomo Chemical Co Ltd	5,005
130,371	e	Symbion Health Ltd	485
28,397		Syngenta AG.	8,321
127,154		Taisho Pharmaceutical Co Ltd	2,522
52,897	e	Taiyo Nippon Sanso Corp	423
151,997	e	Takeda Pharmaceutical Co Ltd	7,609
39,895		Tanabe Seiyaku Co Ltd	465
130,900		Tenma Corp	1,727
1,455,950		Teva Pharmaceutical Industries Ltd (ADR)	48,312
390,000	e*	Theravance, Inc	4,107
438,500	e	Tokai Carbon Co Ltd	4,434
38,693	e	Tokuyama Corp	281
237,521	e	Toray Industries, Inc	1,542
88,647	e	Tosoh Corp	305
177,260		UBE Industries Ltd	574
29,719		UCB S.A.	1,032

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
121,541	*	Uralkali (GDR)	$4,983
560,800	g,v*	Uralkali (GDR)	22,993
47,004	*	Vertex Pharmaceuticals, Inc	1,123
1,081		Wacker Chemie AG.	221
83,000	e*	Warner Chilcott Ltd (Class A)	1,494
680,400		Wyeth	28,413
29,627	e	Zeltia S.A.	217
29,798	e	Zeon Corp	133
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,474,556

COAL MINING - 0.24%
38,551		Arch Coal, Inc	1,677
4,202,000		China Coal Energy Co	7,321
48,898		Consol Energy, Inc	3,383
71,675		Fording Canadian Coal Trust	3,753
516,741		Gloucester Coal Ltd	4,590
11,232		Massey Energy Co	410
279,256		Peabody Energy Corp	14,242
42,000	e	Sasol Ltd (ADR)	2,033
		TOTAL COAL MINING	37,409

COMMUNICATIONS - 4.58%
2,653,089	v	Advanced Info Service PCL	8,427
146,598	*	American Tower Corp (Class A)	5,748
21,055		Antena 3 de Television S.A.	289
2,785,394		AT&T, Inc	106,681
129,371	e	BCE, Inc	4,380
3,131,600	v	BEC World PCL	2,835
103,243		Belgacom S.A.	4,572
37,600		Brasil Telecom Participacoes S.A. (ADR)	2,461
100,000		Brasil Telecom S.A.	1,100
308,785		British Sky Broadcasting plc	3,410
3,463,491		BT Group plc	14,933
660,981		Cable & Wireless plc	1,953
83,644	*	Cablevision Systems Corp (Class A)	1,792
110,088		Carphone Warehouse Group plc	623
51,500		CenturyTel, Inc	1,712
311,000		China Mobile Hong Kong Ltd	4,627
1,987,000		Chunghwa Telecom Co Ltd	5,226
171,108		Clear Channel Communications, Inc	5,000
784,685		Comcast Corp (Class A)	15,176
115,007		Comcast Corp (Special Class A)	2,182
130,489	*	Crown Castle International Corp	4,501
769,321	e	Deutsche Telekom AG.	12,814
453,200		Digi.Com BHD	3,457
409,385	*	DIRECTV Group, Inc	10,305
205,838	*	DISH Network Corp (Class A)	5,914
40,015	e	Elisa Oyj	999
56,818		Embarq Corp	2,278
2,827,834		Far EasTone Telecommunications Co Ltd	4,840
888,254	e	France Telecom S.A.	29,870
119		Fuji Television Network, Inc	175
26,564	e	Gestevision Telecinco S.A.	541
116,470		Globe Telecom, Inc	4,196
78,968		Hellenic Telecommunications Organization S.A.	2,242
4,268	e	Hikari Tsushin, Inc	126

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
234,195		Hutchison Telecommunications International Ltd	$334
75,209	*	IAC/InterActiveCorp	1,561
2,300,000		Informa plc	13,958
61		Intracom S.A.	-	^
1,050,986		ITV plc	1,320
422	*	Jupiter Telecommunications Co	395
1,706		KDDI Corp	10,423
41,000		KT Corp	1,944
360,251	e*	Level 3 Communications, Inc	764
74,836	*	Liberty Global, Inc (Class A)	2,550
20,384	*	Liberty Global, Inc (Series C)	662
72,994	*	Liberty Media Corp - Capital (Series A)	1,149
355,824	*	Liberty Media Corp - Entertainment (Series A)	8,056
159,926	*	Liberty Media Holding Corp (Interactive A)	2,581
16,830	e	M6-Metropole Television	375
238,000	e	Manitoba Telecom Services, Inc	9,080
211,798		Mediaset S.p.A.	1,959
23,459	e*	MetroPCS Communications, Inc	399
34,300		Mobile TeleSystems (ADR)	2,602
8,176		Mobistar S.A.	741
14,116	e	Modern Times Group AB (B Shares)	984
46,310	*	NII Holdings, Inc	1,472
935		Nippon Telegraph & Telephone Corp	4,033
2,889		NTT DoCoMo, Inc	4,376
18,936,985	*	Paxys, Inc	1,541
87,609		Philippine Long Distance Telephone Co (ADR)	5,822
212,426	e	Portugal Telecom SGPS S.A.	2,468
21,923		ProSiebenSat.1 Media AG.	474
64,618	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	766
569,168	e	Qwest Communications International, Inc	2,578
246,561	e	Rogers Communications, Inc (Class B)	8,868
2,557,951		Royal KPN NV	43,210
1,096,944	e	Seat Pagine Gialle S.p.A.	190
41,293		SES Global S.A.	872
169,787		Shaw Communications, Inc (B Shares)	3,106
4,009,508		Singapore Telecommunications Ltd	11,390
15,364	e	Sky Network Television Ltd	58
32,440	e	Societe Television Francaise 1	713
10,102	*	Sogecable S.A.	443
1,738,961		Sprint Nextel Corp	11,634
6,083		Swisscom AG.	2,084
3,712,056		Taiwan Mobile Co Ltd	7,148
116,000		Tele Norte Leste Participacoes S.A.(ADR)	3,079
82,986		Tele2 AB (B Shares)	1,568
97,300	*	Telecom Argentina S.A. (ADR)	2,061
296,521	e	Telecom Corp of New Zealand Ltd	872
1,631,913		Telecom Italia S.p.A.	2,703
3,000,474		Telecom Italia S.p.A.	6,277
1,580,989		Telefonica S.A.	45,427
373,045		Telekom Austria AG.	7,709
1,067,100		Telekom Malaysia BHD	3,536
219,583	e	Telenor ASA	4,204
7,036		Telephone & Data Systems, Inc	262
49,013		Telephone & Data Systems, Inc	1,925
200,000	*	Telesp Celular Participacoes S.A.	1,166
43,177		Television Broadcasts Ltd	231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
595,965	e	TeliaSonera AB	$4,784
82,202	e	Telstra Corp Ltd	211
1,726,854	e	Telstra Corp Ltd	6,944
28,170		TELUS Corp	1,227
75,763		TELUS Corp	3,192
66,745	*	Time Warner Cable, Inc (Class A)	1,667
4,420	*	Tiscali S.p.A.	14
6,900		Tokyo Broadcasting System, Inc	165
22,500,520	v*	True Corp PCL	3,645
96,200		Turkcell Iletisim Hizmetleri AS (ADR)	2,010
1,468,761		Verizon Communications, Inc	53,536
75,000		Vimpel-Communications (ADR)	2,242
315,083		Vivendi Universal S.A.	12,312
20,790,043		Vodafone Group plc	62,263
668,932		Vodafone Group plc (ADR)	19,740
32,246		Windstream Corp	385
77,767	*	XM Satellite Radio Holdings, Inc (Class A)	904
397,952		ZEE Telefilms Ltd	2,441
		TOTAL COMMUNICATIONS	709,170

DEPOSITORY INSTITUTIONS - 10.24%
64,083		77 Bank Ltd	359
27,253		Alliance & Leicester plc	280
245,782		Allied Irish Banks plc	5,238
177,217		Alpha Bank S.A.	5,875
11,231,560		AMMB Holdings BHD	12,080
103,512		Anglo Irish Bank Corp plc	1,389
10,000	e	Aozora Bank Ltd	30
32,143	e	Associated Banc-Corp	856
297,297		Australia & New Zealand Banking Group Ltd	6,127
35,122		Banca Carige S.p.A.	138
2,091,453	e	Banca Intesa S.p.A.	14,743
250,138		Banca Intesa S.p.A.	1,647
305,071	e	Banca Monte dei Paschi di Siena S.p.A.	1,351
114,387		Banca Popolare di Milano	1,256
170,588		Banche Popolari Unite Scpa	4,371
1,588,840	e	Banco Bilbao Vizcaya Argentaria S.A.	34,992
27,055		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	595
564,632	e	Banco BPI S.A.	2,986
120,000	e	Banco Bradesco S.A. (ADR)	3,331
505,136	e	Banco Comercial Portugues S.A.	1,643
3,299,993		Banco de Oro Universal Bank	4,108
134,066	e	Banco de Sabadell S.A.	1,471
89,000		Banco do Brasil S.A.	1,172
61,918	e	Banco Espirito Santo S.A.	1,076
187,143	e	Banco Popolare Scarl	3,099
238,326	e	Banco Popular Espanol S.A.	4,327
6,156,925		Banco Santander Central Hispano S.A.	122,669
2,348,118		Bank of America Corp	89,017
5,404,942		Bank of Ayudhya PCL	4,017
1,415,704		Bank of East Asia Ltd	7,085
4,000		Bank of India	25
246,091		Bank of Ireland	3,660
10,365		Bank of Ireland	154
53,039	e	Bank of Kyoto Ltd	645
243,430	e	Bank of Montreal	10,897

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
885,816		Bank of New York Mellon Corp	$36,965
480,487	e	Bank of Nova Scotia	21,790
145,409		Bank of Okinawa Ltd	5,295
150,000	e*	Bank of the Ryukyus Ltd	1,336
220,150		Bank of Yokohama Ltd	1,495
23,041	e	Bankinter S.A.	366
5,896,069		Barclays plc	53,008
146,989		BB&T Corp	4,713
41,697	e	Bendigo Bank Ltd	453
691,048		BNP Paribas	69,703
618,448		BOC Hong Kong Holdings Ltd	1,489
1,483,600		Bumiputra-Commerce Holdings BHD	4,615
184,541	e	Canadian Imperial Bank of Commerce/Canada	11,884
2,207,000		Cathay Financial Holding Co Ltd	5,630
606,014	*	Centurion Bank of Punjab Ltd	653
140,635		Chiba Bank Ltd	955
21,000		CITIC International Financial Holdings Ltd	11
2,617,977		Citigroup, Inc	56,077
40,287	e	Colonial Bancgroup, Inc	388
40,847		Comerica, Inc	1,433
211,281	e	Commerzbank AG.	6,605
209,399		Commonwealth Bank of Australia	8,001
32,000		Credicorp Ltd	2,296
178,482		Credit Agricole S.A.	5,523
123,730		Danske Bank AS	4,565
964,552		DBS Group Holdings Ltd	12,614
137,170		Deutsche Bank AG.	15,527
141,965	e	Dexia	4,046
186,964	e	DNB NOR Holding ASA	2,838
84,137		EFG Eurobank Ergasias S.A.	2,556
6,068		EFG International	208
51,248		Erste Bank der Oesterreichischen Sparkassen AG.	3,321
128,480		Fifth Third Bancorp	2,688
34,075	e	First Horizon National Corp	477
559,733		Fortis	14,104
7,989,365		Fuhwa Financial Holdings Co Ltd	7,495
142,489		Fukuoka Financial Group, Inc	742
71,160	e	Gunma Bank Ltd	509
74,000		Hachijuni Bank Ltd	470
127,793		Hang Seng Bank Ltd	2,314
93,000	e	Hiroshima Bank Ltd	449
218,763		Hokuhoku Financial Group, Inc	658
5,662,897		HSBC Holdings plc	93,283
857,795		Hudson City Bancorp, Inc	15,166
95,887		Huntington Bancshares, Inc	1,031
28,441		ICICI Bank Ltd (ADR)	1,086
508,641		ING Groep NV	19,048
107,228		Investec plc	720
123,338		Joyo Bank Ltd	624
1,852,907		JPMorgan Chase & Co	79,582
79,392		Julius Baer Holding AG.	5,852
16,036	*	Jyske Bank	1,076
686,200		Kasikornbank PCL	1,962
1,206,331		Kasikornbank PCL	3,525
145,600		Keycorp	3,196
20,217		Kookmin Bank	1,131

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,536,169		Lloyds TSB Group plc	$13,750
78,624	e	M&T Bank Corp	6,328
235,450		Malayan Banking BHD	622
61,631		Marshall & Ilsley Corp	1,430
137,954	e	Mediobanca S.p.A.	2,829
2,398,000		Metropolitan Bank & Trust	2,296
2,085,263		Mitsubishi UFJ Financial Group, Inc	17,991
141,750		Mitsui Trust Holdings, Inc	858
4,040	e	Mizuho Financial Group, Inc	14,793
17,000	e	Mizuho Trust & Banking Co Ltd	24
258,290		National Australia Bank Ltd	7,117
78,506	e	National Bank Of Canada	3,659
163,626		National Bank of Greece S.A.	8,633
182,486		National City Corp	1,816
50,300	e	Natixis	809
80,097	e	New York Community Bancorp, Inc	1,459
125,045		Nishi-Nippon City Bank Ltd	329
565,860		Nordea Bank AB	9,171
71,892		Northern Trust Corp	4,779
25,136	e	OKO Bank (Class A)	473
488,614		Oversea-Chinese Banking Corp	2,875
120,378		People's United Financial, Inc	2,084
169,358		Piraeus Bank S.A.	5,208
120,485		PNC Financial Services Group, Inc	7,900
12,146,500		PT Bank Mandiri Persero Tbk	4,157
11,305	e	Raiffeisen International Bank Holding AG.	1,541
187,556		Regions Financial Corp	3,704
1,025	e	Resona Holdings, Inc	1,707
627,820	e	Royal Bank of Canada	29,328
7,292,303		Royal Bank of Scotland Group plc	48,809
34,585		Royal Bank of Scotland Group plc	240
58		Sapporo Hokuyo Holdings, Inc	404
77,320	e	Shinsei Bank Ltd	255
106,727		Shizuoka Bank Ltd	1,260
126,171		Skandinaviska Enskilda Banken AB (Class A)	3,302
121,826	*	Societe Generale	11,723
508,769	e	Societe Generale	49,816
103,776	e	Sovereign Bancorp, Inc	967
188,505	e	St George Bank Ltd	4,429
186,910		Standard Chartered plc	6,388
175,850		State Street Corp	13,892
2,412	e	Sumitomo Mitsui Financial Group, Inc	15,874
226,488	e	Sumitomo Trust & Banking Co Ltd	1,559
285,883		SunTrust Banks, Inc	15,764
487,738		Suruga Bank Ltd	6,151
134,406	e	Svenska Handelsbanken (A Shares)	3,913
49,856		Swedbank AB (A Shares)	1,397
16,500	e	Sydbank AS	600
50,000	e	Synovus Financial Corp	553
362,458	e	TCF Financial Corp	6,495
175,456		Toronto Dominion Bank Ontario	10,788
20,754	e	Toronto-Dominion Bank	1,273
1,652,700		UBG BHD	1,204
873,540	e	UBS A.G.	25,386
13,284,084		UniCredito Italiano S.p.A	88,922
90,386		UnionBanCal Corp	4,436

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
233,741		United Overseas Bank Ltd	$3,250
1,262,319		US Bancorp	40,849
850,899		Wachovia Corp	22,974
407,908	e	Washington Mutual, Inc	4,201
1,823,532		Wells Fargo & Co	53,065
488,497		Western Union Co	10,390
296,776		Westpac Banking Corp	6,442
29,626		Wing Hang Bank Ltd	450
632,654	*	Yes Bank Ltd	2,661
39,679		Zions Bancorporation	1,807
		TOTAL DEPOSITORY INSTITUTIONS	1,585,815

EATING AND DRINKING PLACES - 1.22%
26,363		Autogrill S.p.A.	394
16,706,284		Compass Group plc	106,846
708,218		Darden Restaurants, Inc	23,052
140,274		Enterprise Inns plc	1,117
657,449	*	McDonald's Corp	36,666
110,667		Mitchells & Butlers plc	753
50,631		Onex Corp	1,477
72,039		Punch Taverns plc	771
26,379		Sodexho Alliance S.A.	1,622
269,486	*	Starbucks Corp	4,716
50,309	e	Tim Hortons, Inc	1,713
24,643		Wendy's International, Inc	568
53,058		Whitbread plc	1,229
222,370		Yum! Brands, Inc	8,274
		TOTAL EATING AND DRINKING PLACES	189,198

EDUCATIONAL SERVICES - 0.03%
53,030	*	Apollo Group, Inc (Class A)	2,291
12,782		Benesse Corp	603
124,751		CAE, Inc	1,413
12,566	e*	Career Education Corp	160
		TOTAL EDUCATIONAL SERVICES	4,467

ELECTRIC, GAS, AND SANITARY SERVICES - 4.95%
156,138		A2A S.p.A.	574
242,305	*	AES Corp	4,039
71,130	e	AGL Energy Ltd	718
30,329		Allegheny Energy, Inc	1,532
30,734		Alliant Energy Corp	1,076
55,488		Ameren Corp	2,444
174,731		American Electric Power Co, Inc	7,274
235,915		Aqua America, Inc	4,430
50,000		BKW FMB Energie AG.	6,379
3,584,234		British Energy Group plc	46,415
8,610	e	Brookfield Infrastructure Partners LP	146
200,000	*	Calpine Corp	3,684
21,356		Caltex Australia Ltd	254
23,546	e	Canadian Utilities Ltd	952
112,933		Centerpoint Energy, Inc	1,612
1,009,647		Centrica plc	5,976
20,000		CEZ	1,527
119,361	e	Chubu Electric Power Co, Inc	2,982
3,900	e	Chugoku Electric Power Co, Inc	87

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
217,021		CLP Holdings Ltd	$1,786
50,000	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,217
102,000		Companhia Energetica de Minas Gerais	1,831
60,000		Companhia Paranaense de Energia	981
72,334		Consolidated Edison, Inc	2,872
295,009		Constellation Energy Group, Inc	26,040
45,009		Contact Energy Ltd	283
211,330		Dominion Resources, Inc	8,631
45,431		DTE Energy Co	1,767
1,157,173		DUET Group	3,225
390,000		Duke Energy Corp	6,961
133,892	*	Dynegy, Inc (Class A)	1,056
479,744		E.ON AG.	88,812
166,892		Edison International	8,181
325,831		El Paso Corp	5,422
28,139		Electric Power Development Co	1,013
237,389	e	Electricite de France	20,654
11,000,000		Eletropaulo Metropolitana de Sao Paulo S.A.	865
26,558		Enagas	794
170,519	e	Enbridge, Inc	7,032
1,176,022		Enel S.p.A.	12,477
40,000		Energen Corp	2,492
541,120		Energias de Portugal S.A.	3,280
43,508		Energy East Corp	1,049
72,252		Entergy Corp	7,881
406,437		Exelon Corp	33,031
3,743,102		First Philippine Holdings Corp	3,674
279,999		FirstEnergy Corp	19,214
76,513	e	Fortis, Inc	2,177
825,748		Fortum Oyj	33,647
330,159	*	FPL Group, Inc	20,714
31,064		Gas Natural SDG S.A.	1,921
53,431		Gaz de France	3,226
34,803		Hokkaido Electric Power Co, Inc	808
2,500	e	Hokuriku Electric Power Co	59
2,095,923		Hong Kong & China Gas Ltd	6,302
231,864		Hong Kong Electric Holdings Ltd	1,464
3,130,682	*	Iberdrola Renovables	21,797
978,350		Iberdrola S.A.	15,168
419,913		International Power plc	3,317
138,153	e	Kansai Electric Power Co, Inc	3,437
28,000		Korea Gas Corp	2,078
70,860		Kyushu Electric Power Co, Inc	1,731
124,364	*	Mirant Corp	4,526
705,263		National Grid plc	9,679
73,833		NiSource, Inc	1,273
167,695	*	NRG Energy, Inc	6,538
188,000	e*	Ocean Power Technologies, Inc	2,297
20,692	e	Oest Elektrizitatswirts AG. (Class A)	1,473
80		Okinawa Electric Power Co, Inc	3
374,125		Osaka Gas Co Ltd	1,494
70,729		Pepco Holdings, Inc	1,748
129,231		PG&E Corp	4,758
27,614		Pinnacle West Capital Corp	969
214,902		PPL Corp	9,868
65,590		Progress Energy, Inc	2,735

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,628,000		PT Perusahaan Gas Negara	$2,503
455,672		Public Service Enterprise Group, Inc	18,313
10,762		Puma AG. Rudolf Dassler Sport	4,145
293,046		Questar Corp	16,575
29,673		Red Electrica de Espana	1,817
116,920	*	Reliant Energy, Inc	2,765
182,409		Republic Services, Inc	5,334
3,757		RWE AG.	357
224,416	e	RWE AG.	27,586
29,803		SCANA Corp	1,090
234,551		Scottish & Southern Energy plc	6,536
124,872		Sempra Energy	6,653
64,237		Severn Trent plc	1,809
6,400	e	Shikoku Electric Power Co, Inc	190
254,109		Snam Rete Gas S.p.A.	1,616
2,423,464	e	Sojitz Holdings Corp	8,023
201,852		Southern Co	7,188
1,055,223		Suez S.A.	69,253
79,863	e	Tohoku Electric Power Co, Inc	1,951
217,928	e	Tokyo Electric Power Co, Inc	5,826
423,838	e	Tokyo Gas Co Ltd	1,714
100,080	e	TransAlta Corp	3,113
218,313		Union Fenosa S.A.	14,672
238,600		United Utilities plc	3,270
37,440		Vector Ltd	51
94,955		Veolia Environnement	6,620
275,000	e	Westar Energy, Inc	6,262
216,807		Williams Cos, Inc	7,150
31,541		Wisconsin Energy Corp	1,387
111,924		Xcel Energy, Inc	2,233
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	766,831

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.26%
890,162		ABB Ltd	23,897
24,608	*	ADC Telecommunications, Inc	297
151,401	e*	Advanced Micro Devices, Inc	892
29,542	e	Advantest Corp	766
645,874		Alcatel S.A.	3,691
280,114		Alps Electric Co Ltd	2,757
91,575		Altera Corp	1,688
95,589		Amphenol Corp (Class A)	3,561
82,760		Analog Devices, Inc	2,443
480,128	*	Apple Computer, Inc	68,898
347,760		ARM Holdings plc	607
1,421,653		Asustek Computer, Inc	4,165
81,000	e	AU Optronics Corp (ADR)	1,392
158,948	*	Avnet, Inc	5,202
2,402	e	Bang & Olufsen AS (B Shares)	150
2,798		Barco NV	200
169,902	*	Broadcom Corp (Class A)	3,274
50,641	*	Celestica, Inc	343
3,705,845	*	Cisco Systems, Inc	89,274
169,884		Cooper Industries Ltd (Class A)	6,821
121,000	e*	Cree, Inc	3,383
28,726	*	CSR plc	186
588		Dainippon Screen Manufacturing Co Ltd	2

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
76,659		Eaton Corp	$6,107
30,000	e*	EchoStar Corp (Class A)	886
14,675	*	Energizer Holdings, Inc	1,328
4,010,360	e	Ericsson (LM) (B Shares)	7,870
208,000	*	Fairchild Semiconductor International, Inc	2,479
18,983	*	First Solar, Inc	4,388
38,729	e	Fisher & Paykel Appliances Holdings Ltd	72
40,215		Fisher & Paykel Healthcare Corp	93
221,220	*	Flextronics International Ltd	2,077
351,728	*	Foxconn International Holdings Ltd	474
385,000		Foxconn Technology Co Ltd	2,281
103,822		Fuji Electric Holdings Co Ltd	422
45,699		Gamesa Corp Tecnologica S.A.	2,085
787,500		Geodesic Information Systems Ltd	3,536
41,532	e	GN Store Nord	207
466,071	*	GVK Power & Infrastructure Ltd	465
150,700	e	Hamamatsu Photonics KK	4,203
16,705		Harman International Industries, Inc	727
18,469		Harris Corp	896
5,963	e	Hirose Electric Co Ltd	669
19,152		Hitachi Chemical Co Ltd	360
12,700		Hitachi High-Technologies Corp	210
602,548	e	Hitachi Ltd	3,572
1,225,720		Hon Hai Precision Industry Co, Ltd	7,020
523,437		Honeywell International, Inc	29,532
73,931	e	Hoya Corp	1,735
118,708		Ibiden Co Ltd	4,668
1,142,535	e*	Infineon Technologies AG.	8,027
350,000	e*	Infineon Technologies AG. (ADR)	2,457
3,094,969		Intel Corp	65,551
36,854		Intersil Corp (Class A)	946
58,131	*	JDS Uniphase Corp	778
862,841	e	Koninklijke Philips Electronics NV	33,006
7,029	e	Kudelski S.A.	103
29,138	e	Kyocera Corp	2,447
145,246		L-3 Communications Holdings, Inc	15,881
6,509	e	Legrand S.A.	204
24,000		LG Electronics, Inc	3,078
87,000	e	LG.Philips LCD Co Ltd (ADR)	1,943
59,324	e	Linear Technology Corp	1,821
190,853	*	LSI Logic Corp	945
4,930	e	Mabuchi Motor Co Ltd	238
300,755	*	Marvell Technology Group Ltd	3,272
351,982	e	Matsushita Electric Industrial Co Ltd	7,627
69,956	e	Matsushita Electric Works Ltd	719
1,559,000		Maxim Integrated Products, Inc	31,788
639,000		MediaTek, Inc	8,414
124,882	*	MEMC Electronic Materials, Inc	8,854
58,206	e	Microchip Technology, Inc	1,905
488,274	*	Micron Technology, Inc	2,915
9,090	*	Millicom International Cellular S.A.	866
748,900		Minebea Co Ltd	4,358
723,661		Mitsubishi Electric Corp	6,258
14,441	e	Mitsumi Electric Co Ltd	456
685,563	*	Motorola, Inc	6,376
38,256	e	Murata Manufacturing Co Ltd	1,900

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
223,045		National Semiconductor Corp	$4,086
6,517	*	NEC Electronics Corp	126
543,694	*	NetApp, Inc	10,901
7,194		Neuf Cegetel	401
30,988	e	NGK Spark Plug Co Ltd	403
19,506	e	Nidec Corp	1,200
29,577		Nitto Denko Corp	1,249
3,644		NKT Holding AS	262
1,826,073		Nokia Oyj	57,774
215,379	*	Nortel Networks Corp	1,469
94,416	*	Novellus Systems, Inc	1,987
293,333	*	Nvidia Corp	5,805
39,611	e	Omron Corp	813
43,000		Origin Electric Co Ltd	265
28,591	e	Pioneer Corp	284
33,087	e*	Q-Cells AG.	3,284
80,166	*	QLogic Corp	1,231
737,655		Qualcomm, Inc	30,244
153,879		RadioShack Corp	2,500
362,194	e*	Renewable Energy Corp AS	10,100
246,773	*	Research In Motion Ltd	27,765
120,595		Ricoh Co Ltd	1,982
5,605	e	Rinnai Corp	183
18,044		Rohm Co Ltd	1,117
12,545		Samsung Electronics Co Ltd	7,892
17,434	e	Sanken Electric Co Ltd	102
106,058	*	Sanmina-SCI Corp	172
294,755	*	Sanyo Electric Co Ltd	621
260,407	*	SGL Carbon AG.	16,445
344,803	e	Sharp Corp	5,860
11,900	e	Shinko Electric Industries	134
385,913	e*	Sirius Satellite Radio, Inc	1,104
108,415		Smiths Group plc	2,023
535,588	e	Sony Corp	21,331
28,135		Stanley Electric Co Ltd	686
184,270	e	STMicroelectronics NV	1,961
19,276	e	Sumco Corp	421
9,742	e*	Sunpower Corp (Class A)	726
2,049,000		Taiwan Semiconductor Manufacturing Co Ltd	4,256
425,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4,365
17,601	e	Taiyo Yuden Co Ltd	172
18,731	e	Tandberg ASA	280
97,066		TDK Corp	5,736
107,000		Telefonaktiebolaget LM Ericsson (ADR)	2,103
152,663	e*	Tellabs, Inc	832
324,675	e	Terna Rete Elettrica Nazionale S.p.A.	1,385
558,175	*	Texas Instruments, Inc	15,780
66,399		Thomson	461
67,400		Toyota Boshoku Corp	2,018
198,216		Tyco Electronics Ltd	6,803
350,584		Ushio, Inc	6,584
38,159		Venture Corp Ltd	292
21,329	e	Whirlpool Corp	1,851
79,529		Xilinx, Inc	1,889
40,384		Yaskawa Electric Corp	384
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	815,484

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
ENGINEERING AND MANAGEMENT SERVICES - 0.40%
36,067		Aeroplan Income Fund	$641
36,417	e*	Amylin Pharmaceuticals, Inc	1,064
37,163	e	Cap Gemini S.A.	2,116
161,399		Capita Group plc	2,173
126,154	*	Celgene Corp	7,732
2,280,000	*	China Railway Group Ltd	2,212
24,096		Downer EDI Ltd	138
63,579		Fluor Corp	9,540
15,714		Fugro NV	1,220
44,032	*	Jacobs Engineering Group, Inc	3,240
411,042		JGC Corp	6,276
45,605		KBR, Inc	1,265
90,792	*	McDermott International, Inc	4,977
86,133	e	Moody's Corp	3,000
91,556		Paychex, Inc	3,137
43,808		Quest Diagnostics, Inc	1,983
159,811		SembCorp Industries Ltd	473
126,467		Serco Group plc	1,139
74,613		SNC-Lavalin Group, Inc	3,233
100,000	*	URS Corp	3,269
125,547	e	WorleyParsons Ltd	3,840
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	62,668

FABRICATED METAL PRODUCTS - 0.37%
147,136		Amcor Ltd	961
24,765		Ball Corp	1,138
57,955		Bharat Heavy Electricals	2,978
34,000		Crane Co	1,372
635,000	*	Crown Holdings, Inc	15,977
11,009		Geberit AG.	1,641
29,934		Hitachi Cable Ltd	111
2,000	e	Hitachi Metals Ltd	29
286,026		Illinois Tool Works, Inc	13,795
50,039	e	JS Group Corp	751
110,869		Parker Hannifin Corp	7,680
25,796		Pentair, Inc	823
170,648		Rexam plc	1,444
32,612	e	Sanwa Shutter Corp	142
80,000		Snap-On, Inc	4,068
48,893	e	Ssab Svenskt Stal AB (Series A)	1,374
22,194		Ssab Svenskt Stal AB (Series B)	570
38,713		Stanley Works	1,844
29,967		Toyo Seikan Kaisha Ltd	569
		TOTAL FABRICATED METAL PRODUCTS	57,267

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,425	e*	Lighthouse Caledonia ASA	1
		TOTAL FISHING, HUNTING, AND TRAPPING	1

FOOD AND KINDRED PRODUCTS - 4.33%
124,337	e	Ajinomoto Co, Inc	1,260
312,485	*	Anheuser-Busch Cos, Inc	14,827
453,513	*	Archer Daniels Midland Co	18,667
391,797		Asahi Breweries Ltd	8,077

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
		Associated British Foods plc	$416
43,752	e	Bunge Ltd	3,801
78		C&C Group plc	-	^
573,487		Cadbury Schweppes plc	6,300
83,900		Campbell Soup Co	2,848
25,621	e	Carlsberg AS (Class B)	3,276
9,398	*	CJ CheilJedang Corp	2,088
43,092		Coca Cola Hellenic Bottling Co S.A.	2,007
83,393		Coca-Cola Amatil Ltd	648
1,220,220		Coca-Cola Co	74,275
315,023		Coca-Cola Enterprises, Inc	7,624
196,571	e	Coca-Cola West Japan Co Ltd	4,733
179,776		ConAgra Foods, Inc	4,306
64,480	*	Constellation Brands, Inc (Class A)	1,139
25,387	*	Cott Corp	90
2,345,031		CSR Ltd	6,858
12,804	e	Danisco AS	935
709,806		Diageo plc	14,313
390	e	Ebro Puleva S.A.	8
163,135		General Mills, Inc	9,769
30,044		Greencore Group plc	177
926,945	e	Groupe Danone	82,888
117,075		H.J. Heinz Co	5,499
9,219	e*	Hansen Natural Corp	325
68,080		Heineken NV	3,954
59,639	e	Hershey Co	2,247
21,727		Hite Brewery Co Ltd	2,446
11,590	e	House Foods Corp	172
17,625		Iaws Group plc	412
49,875		InBev NV	4,389
10,637	e	Ito En Ltd	188
425,097		J Sainsbury plc	2,894
14,766,876		JG Summit Holdings	3,394
56,494	e	Kaneka Corp	353
123,939		Kellogg Co	6,514
37,297		Kerry Group plc (Class A)	1,169
390,795		Kikkoman Corp	4,803
410,902		Kirin Brewery Co Ltd	7,770
1,164,812		Kraft Foods, Inc (Class A)	36,121
717,300		Kulim Malaysia BHD	1,783
183		Lindt & Spruengli AG.	608
46,664	e	Lion Nathan Ltd	373
6,562	e	Matsumotokiyoshi Holdings Co Ltd	143
31,640		McCormick & Co, Inc	1,170
48,630	e	Meiji Dairies Corp	293
48,763	e	Meiji Seika Kaisha Ltd	248
17,320		Molson Coors Brewing Co (Class B)	910
289,118		Nestle S.A.	144,472
38,264		Nichirei Corp	184
34,357	e	Nippon Meat Packers, Inc	507
59,000		Nisshin Oillio Group Ltd	229
35,589	e	Nisshin Seifun Group, Inc	380
16,471	e	Nissin Food Products Co Ltd	555
102,089		Olam International Ltd	159
433,326		Parmalat S.p.A.	1,666
47,153		Pepsi Bottling Group, Inc	1,599

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,039,948	*	PepsiCo, Inc	$75,084
49,942	e	Pernod-Ricard S.A.	5,138
4,497,884		Petra Foods Ltd	4,215
16,073	e	Q.P. Corp	166
63,834	e	Reynolds American, Inc	3,768
118,366		Sampo Oyj (A Shares)	3,205
365,855	e	Sapporo Holdings Ltd	2,991
70,712		Saputo, Inc	1,907
193,207		Sara Lee Corp	2,701
217,913		Scottish & Newcastle plc	3,417
13,529	e	Suedzucker AG.	300
140,204		Swire Pacific Ltd (Class A)	1,582
28,692		Takara Holdings, Inc	197
132,753		Tate & Lyle plc	1,423
226,000		Tingyi Cayman Islands Holding Corp	296
16,099		Toyo Suisan Kaisha Ltd	242
72,675		Tyson Foods, Inc (Class A)	1,159
1,153,501		Unilever plc	38,895
12,859,000	*	Want Want China Holdings Ltd	4,792
1,026,000		Wilmar International Ltd	3,116
52,084		Wrigley (Wm.) Jr Co	3,273
19,626	e	Yakult Honsha Co Ltd	608
294,918	e	Yamazaki Baking Co Ltd	2,793
		TOTAL FOOD AND KINDRED PRODUCTS	670,527

FOOD STORES - 0.96%
67,302		Alimentation Couche Tard, Inc	1,055
337,129	e	Carrefour S.A.	26,011
4,451		Colruyt S.A.	1,145
24,678		Delhaize Group	1,942
10,955		FamilyMart Co Ltd	392
25,388		George Weston Ltd	1,168
181,469	e	Goodman Fielder Ltd	299
28,183		Jeronimo Martins SGPS S.A.	226
18,145	e	Kesko Oyj (B Shares)	938
442,104		Koninklijke Ahold NV	6,561
685,377		Kroger Co	17,409
11,590	e	Lawson, Inc	513
54,391	e	Loblaw Cos Ltd	1,611
200,425		Safeway, Inc	5,882
147,136		Seven & I Holdings Co Ltd	3,690
450,000		Shoprite Holdings Ltd	2,097
199,810		Sonae SPGS S.A.	368
56,762		Supervalu, Inc	1,702
8,168,756		Tesco plc	61,444
37,184	e	Whole Foods Market, Inc	1,226
332,092		WM Morrison Supermarkets plc	1,808
430,157		Woolworths Ltd	11,400
		TOTAL FOOD STORES	148,887

FORESTRY - 0.02%
58,728	*	Weyerhaeuser Co	3,820
		TOTAL FORESTRY	3,820

FURNITURE AND FIXTURES - 0.13%
16,139	*	Hillenbrand Industries, Inc	772

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
215,305		Johnson Controls, Inc	$7,277
64,364	e	Leggett & Platt, Inc	982
491,475		Masco Corp	9,746
8,860		Neopost S.A.	994
		TOTAL FURNITURE AND FIXTURES	19,771

FURNITURE AND HOME FURNISHINGS STORES - 0.09%
72,264	*	Bed Bath & Beyond, Inc	2,132
494,893		DSG International plc	624
38,657	*	GameStop Corp (Class A)	1,999
86,835		Harvey Norman Holdings Ltd	310
139,224		Kesa Electricals plc	568
14,915	e*	Mohawk Industries, Inc	1,068
6,523	e	Nitori Co Ltd	369
7,491		Shimachu Co Ltd	225
25,526	e	Williams-Sonoma, Inc	619
66,391	e	Yamada Denki Co Ltd	5,728
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	13,642

GENERAL BUILDING CONTRACTORS - 0.60%
694,490		Amec plc	9,972
116,569		Balfour Beatty plc	1,090
75,835		Barratt Developments plc	622
2,851		Bellway plc	50
23,583		Berkeley Group Holdings plc	521
9,923		Bilfinger Berger AG.	855
67,648		Centex Corp	1,638
68,661		Cheung Kong Infrastructure Holdings Ltd	276
5,758		CRH plc	218
15,143	e	Daito Trust Construction Co Ltd	781
94,840	e	Daiwa House Industry Co Ltd	939
105,003	e	DR Horton, Inc	1,654
2,638		Eiffage S.A.	257
81,607		Fletcher Building Ltd	538
2,453,905	e	Haseko Corp	3,619
18,470		Hellenic Technodomiki Tev S.A.	226
11,417		Hochtief AG.	1,045
1,956,669		IJM Corp BHD	3,732
8,515	e	Imerys S.A.	781
13,247,092	v	Italian-Thai Development PCL	3,324
166,104	e	Kajima Corp	470
50,000	e	KB Home	841
59,110		Lend Lease Corp Ltd	716
34,042	e	Lennar Corp (Class A)	640
7,000		MDC Holdings, Inc	306
5,600	*	NVR, Inc	3,346
112,977	e	Obayashi Corp	474
76,238		Persimmon plc	1,157
131,287	e	Pulte Homes, Inc	1,910
49,474	*	Puravankara Projects Ltd	297
85,000	e	Ryland Group, Inc	2,796
23,854	e	Sacyr Vallehermoso S.A.	828
84,271		Sekisui Chemical Co Ltd	510
92,826	e	Sekisui House Ltd	859
5,000,000		Shanghai Forte Land Co	1,857
108,452	e	Shimizu Corp	498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
102,098		Skanska AB (B Shares)	$2,045
178,486		Sobha Developers Ltd	2,686
177,136	e	Taisei Corp	451
294,464		Taylor Woodrow plc	1,096
16,094		Titan Cement Co S.A.	684
32,844	e	Toda Corp	135
35,617	*	Toll Brothers, Inc	836
469,609	e	Vinci S.A.	33,948
34,782		YIT Oyj	987
		TOTAL GENERAL BUILDING CONTRACTORS	92,511

GENERAL MERCHANDISE STORES - 1.15%
114,501	e	Aeon Co Ltd	1,365
138,000	e*	Big Lots, Inc	3,077
22,000	*	BJ's Wholesale Club, Inc	785
355,813		Costco Wholesale Corp	23,117
52,327		Family Dollar Stores, Inc	1,020
22,973	e	Hankyu Department Stores, Inc	154
1,285,000	*	Intime Department Store Group Co Ltd	923
35,354	e,v	Isetan Co Ltd	411
79,728		J Front Retailing Co Ltd	509
89,230		JC Penney Co, Inc	3,365
17,464	e*	KarstadtQuelle AG.	349
107,386	e	Keio Corp	598
303,914	e	Kintetsu Corp	1,085
229,162		Macy's, Inc	5,284
462,631		Marks & Spencer Group plc	3,556
54,509	e	Marui Co Ltd	580
73,191	e,v	Mitsukoshi Ltd	286
1,718,830	*	New World Department Store China Ltd	1,999
31,845		PPR	4,718
5,048		Shinsegae Co Ltd	3,181
55,162	e	Takashimaya Co Ltd	620
290,367		Target Corp	14,716
526,598		TJX Cos, Inc	17,415
151,521	e	Tobu Railway Co Ltd	809
1,154,351	e	Tokyu Corp	5,883
33,220	e	UNY Co Ltd	318
1,547,291		Wal-Mart Stores, Inc	81,511
		TOTAL GENERAL MERCHANDISE STORES	177,634

HEALTH SERVICES - 0.74%
47,684		AmerisourceBergen Corp	1,954
2,253,000	v	Bumrungrad Hospital PCL	2,433
176,722		Cigna Corp	7,170
7,006	e	Coloplast AS (Class B)	640
23,795	*	Covance, Inc	1,974
81,352	*	Coventry Health Care, Inc	3,283
146,659	*	DaVita, Inc	7,004
111,281	*	Express Scripts, Inc	7,158
757,354		Fraser and Neave Ltd	2,669
51,431		Fresenius Medical Care AG.	2,586
46,451	e	Getinge AB (B Shares)	1,204
32,722	*	Health Management Associates, Inc (Class A)	173
768,100	*	Healthsouth Corp	13,665
23,361		Intertek Group plc	478

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
31,263	*	Laboratory Corp of America Holdings	$2,303
74,495	*	Lincare Holdings, Inc	2,094
251,640		McKesson Corp	13,178
61,590	*	MDS, Inc	1,200
364,244	*	Medco Health Solutions, Inc	15,950
128,499		Mindray Medical International Ltd (ADR)	3,719
32,637	e	Omnicare, Inc	593
1,837,167		Parkway Holdings Ltd	4,271
16,100		Pharmaceutical Product Development, Inc	675
198,203	e	Ramsay Health Care Ltd	1,947
138,386		Sonic Healthcare Ltd	1,739
2,079	e	Straumann Holding AG.	594
305,218	*	WellPoint, Inc	13,469
		TOTAL HEALTH SERVICES	114,123

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.55%
67,388		Abertis Infraestructuras S.A.	2,196
57,642	e	ACS Actividades Cons y Servicios S.A.	3,282
72,347		Biffa plc	501
42,000	e	Boskalis Westminster	2,419
1,048,018	e	Bouygues S.A.	60,750
26,181	e	Chiyoda Corp	238
13,549	e	Fomento de Construcciones y Contratas S.A.	892
34,576	*	Foster Wheeler Ltd	1,958
3,866,700		Gamuda BHD	3,989
17,678		Grupo Ferrovial S.A.	1,284
21,924		GS Engineering & Construction Corp	3,210
45,966	e	Nishimatsu Construction Co Ltd	99
29,403	e	Okumura Corp	150
687,757	e	Transurban Group	4,085
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	85,053

HOLDING AND OTHER INVESTMENT OFFICES - 2.88%
108,014		3i Group plc	1,779
1,339,000		Allco Commercial Real Estate Investment Trust	798
41,838	e	Allied Capital Corp	771
26,565		AMB Property Corp	1,446
116,800		Annaly Mortgage Management, Inc	1,789
37,056		Apartment Investment & Management Co (Class A)	1,327
48,355		ARC Energy Trust	1,243
33,239		AvalonBay Communities, Inc	3,208
57,980		Boston Properties, Inc	5,338
238,489	e	Brookfield Asset Management, Inc	6,427
20,256		Camden Property Trust	1,017
159,698		CapitaCommercial Trust	258
2,171,430		CapitaMall Trust	5,443
218,310	e	CFS Gandel Retail Trust	433
30,628		CI Financial Income Fund	650
1,246		Cofinimmo	269
114,958		Commonwealth Property Office Fund	140
33,167		Developers Diversified Realty Corp	1,389
70,000		Douglas Emmett, Inc	1,544
40,823		Duke Realty Corp	931
133,784		Equity Residential	5,551
1,696		Eurazeo	217
28,467	e	Federal Realty Investment Trust	2,219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
256,000	*	Fosun International	$173
79,984		General Growth Properties, Inc	3,053
3,104,980		Genting BHD	6,359
325,774		GPT Group	968
26,795		Great Portland Estates plc	282
22,365		Groupe Bruxelles Lambert S.A.	2,729
477	*	Groupe Bruxelles Lambert S.A.	-	^
75,697		HCP, Inc	2,559
7,362		Heineken Holding NV	370
187,322		Host Marriott Corp	2,982
113,446	e*	Immoeast AG.	1,093
76,268	e	ING Industrial Fund	148
350,000		Investimentos Itau S.A.	2,055
94,000	e	iShares Dow Jones US Financial Services Index Fund	8,159
1,519,742	e	iShares MSCI EAFE Index Fund	109,269
2,796,044	e	iShares MSCI Japan Index Fund	34,587
35,424	e	iStar Financial, Inc	497
7,084	*	Istituto Finanziario Industriale S.p.A.	195
5,976	e*	Jafco Co Ltd	199
1,382		Japan Prime Realty Investment Corp	4,561
72	e	Japan Real Estate Investment Corp	838
65		Japan Retail Fund Investment Corp	410
104,280	e	JFE Holdings, Inc	4,624
2,500		KBC Ancora	257
98,577		Kimco Realty Corp	3,861
56,528		Kiwi Income Property Trust	54
2,490,100		KLCC Property Holdings BHD	2,273
5,580,000	*	KWG Property Holding Ltd	4,718
126,525		Land Securities Group plc	3,789
40,000		LG Corp	3,017
25,136		Liberty Property Trust	782
3,873,000	*	Lippo-Mapletree Indonesia Retail Trust	1,674
19,559		Macerich Co	1,374
35,089	e	Macquarie Communications Infrastructure Group	135
413,505	e	Macquarie Infrastructure Group	1,051
332,197		Macquarie Office Trust	276
443,096		Man Group plc	4,876
3,099,000		Mapletree Logistics Trust	2,240
113,177		Melco International Development	157
5,317		Nationale A Portefeuille	405
522		Nippon Building Fund, Inc	6,598
6,577	e	Nobel Biocare Holding AG.	1,530
3,052,542		Noble Group Ltd	4,879
43	e	Nomura Real Estate Office Fund, Inc	349
215	e	NTT Urban Development Corp	308
1,085,718		NWS Holdings Ltd	3,683
106,638		Plum Creek Timber Co, Inc	4,340
112,781		Prologis	6,638
9,721		PSP Swiss Property AG.	656
64,833		Public Storage, Inc	5,746
3,431,000		Regal Real Estate Investment Trust	794
18,844		Regency Centers Corp	1,220
50,626		RioCan Real Estate Investment Trust	1,021
57,150		Shinhan Financial Group Co Ltd	3,018
135,516		Simon Property Group, Inc	12,591
21,188		SL Green Realty Corp	1,726

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
7,532,000		SM Prime Holdings	$1,533
6,082	*	Sonae Capital SGPS S.A.	13
833,334	e	SPDR Trust Series 1	109,975
58,997	e*	Streettracks Gold Trust	5,332
48,000		Taubman Centers, Inc	2,501
35,868		UDR, Inc	880
36,040		Ventas, Inc	1,619
151,605		Virgin Media, Inc	2,133
55,613		Vornado Realty Trust	4,794
1,711		Wendel	215
225,875		Wharf Holdings Ltd	1,064
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	446,392

HOTELS AND OTHER LODGING PLACES - 0.95%
1,070,672	e	Accor S.A.	78,194
3,920,000		Banyan Tree Holdings Ltd	3,902
15,800	e	Choice Hotels International, Inc	539
575,482	e	Crown Ltd	5,522
2,939,304		Hongkong & Shanghai Hotels	4,827
109,481		Indian Hotels Co Ltd	3
218,962		Indian Hotels Co Ltd	251
1,094,810		Indian Hotels Co Ltd	3,062
82,953		Intercontinental Hotels Group plc	1,251
124,800		Kangwon Land, Inc	2,571
2,716,600		Landmarks BHD	1,903
38,347	e*	Las Vegas Sands Corp	2,824
90,051		Marriott International, Inc (Class A)	3,094
59,875	*	MGM Mirage	3,519
15,113,506	v	Minor International PCL	8,112
501	e*	NH Hoteles S.A.	8
60,000	e	Orient-Express Hotels Ltd (Class A)	2,590
2,134,977		Shangri-La Asia Ltd	5,761
293,691		Starwood Hotels & Resorts Worldwide, Inc	15,198
133,984		Thomas Cook Group plc	771
157,100		TUI Travel plc	804
84,965		United Overseas Land Ltd	238
47,691		Wyndham Worldwide Corp	986
15,684		Wynn Resorts Ltd	1,578
		TOTAL HOTELS AND OTHER LODGING PLACES	147,508

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.14%
25,169		Alfa Laval AB	1,529
387,687	e	Alstom RGPT	84,048
67,498		Amada Co Ltd	511
9,741	e	Andritz AG.	535
556,496		Applied Materials, Inc	10,857
32,458		ASM Pacific Technology	234
111,091	e	ASML Holding NV	2,732
178,161	e	Atlas Copco AB (A Shares)	3,043
106,564		Atlas Copco AB (B Shares)	1,672
17,965	e	Black & Decker Corp	1,187
1,182,323		Brambles Ltd	10,784
900,000	*	Brocade Communications Systems, Inc	6,570
3,700	e	Brother Industries Ltd	38
537,454		Canon, Inc	24,748
10,142		Cargotec Corp (B Shares)	498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
43,840	e	Casio Computer Co Ltd	$642
333,493		Caterpillar, Inc	26,109
25,560		Charter plc	431
472,876	e	Citizen Watch Co Ltd	3,999
136,039		Cummins, Inc	6,369
8,500		Daifuku Co Ltd	109
96,105		Daikin Industries Ltd	4,136
307,917		Deere & Co	24,769
874,503	*	Dell, Inc	17,420
54,482		Dover Corp	2,276
67,890	e	Ebara Corp	207
69,134	e	Electrolux AB (Series B)	1,134
788,175	*	EMC Corp	11,302
34,253		Fanuc Ltd	3,258
138,777		FKI plc	192
47,666	*	FMC Technologies, Inc	2,712
219,174		FUJIFILM Holdings Corp	7,762
42,247		GEA Group AG.	1,421
5,720,396	*	General Electric Co	211,712
6,705		Glory Ltd	143
34,992	*	Grant Prideco, Inc	1,722
15,287		Heidelberger Druckmaschinen	411
1,541,516	*	Hewlett-Packard Co	70,386
18,722		Hitachi Construction Machinery Co Ltd	469
938		Husqvarna AB (A Shares)	11
73,528	e	Husqvarna AB (B Shares)	885
87,323		IMI plc	788
76,097		Ingersoll-Rand Co Ltd (Class A)	3,392
801,637	*	International Business Machines Corp	92,300
311,536		International Game Technology	12,527
244,114	e	Ishikawajima-Harima Heavy Industries Co Ltd	473
5,365	e	Itochu Techno-Science Corp	162
45,899		ITT Industries, Inc	2,378
113,664		Jabil Circuit, Inc	1,075
423,437	e	Japan Steel Works Ltd	7,217
39,472		Joy Global, Inc	2,572
57,287	e	KCI Konecranes Oyj	2,207
398,756		Komatsu Ltd	11,061
8,986	e	Komori Corp	187
39,408	e	Kone Oyj (Class B)	1,617
180,342		Konica Minolta Holdings, Inc	2,450
30,000	e	Krones AG.	2,449
197,546	e	Kubota Corp	1,227
20,921	e	Kurita Water Industries Ltd	770
91,878	*	Lam Research Corp	3,512
104,200	*	Lexmark International, Inc (Class A)	3,201
46,562	*	Logitech International S.A.	1,179
73,671		Makita Corp	2,313
129,269		Manitowoc Co, Inc	5,274
173,789		Meggitt plc	951
573,506	e	Mitsubishi Heavy Industries Ltd	2,451
72,948	e	NTN Corp	498
13,598	e	OCE NV	231
30,427	e*	Ocean RIG ASA	233
94,368	e	Oki Electric Industry Co Ltd	182
26,000		Okuma Holdings, Inc	279

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,000	e	OSG Corp	$150
33,024		Pall Corp	1,158
2,453,500		Pt United Tractors Tbk	3,345
1,524,428	v	PTT Aromatics & Refining PCL	1,828
9,262		Rheinmetall AG.	654
38,595		Rockwell Automation, Inc	2,216
46,421	e	Safran S.A.	951
82,780	*	SanDisk Corp	1,868
255,019		Sandvik AB	4,431
12,948		Schindler Holding AG.	970
252,445		Seagate Technology, Inc	5,286
26,262	m,v	Seagate Technology, Inc	-	^
23,673	e	Seiko Epson Corp	638
104,813	e	SKF AB (B Shares)	2,108
10,588		SMC Corp	1,116
23,227		Solarworld AG.	1,106
28,974		SPX Corp	3,039
843	e	Sulzer AG.	1,115
105,821		Sumitomo Heavy Industries Ltd	684
40,248	*	Teradata Corp	888
27,892	*	Terex Corp	1,743
23,298		THK Co Ltd	401
115,781		Tokyo Electron Ltd	7,039
5,500	e	Tokyo Seimitsu Co Ltd	101
1,302,542	e	Toshiba Corp	8,703
39,362		Toyota Tsusho Corp	835
331,868		Trane, Inc	15,233
1,763	e*	Unaxis Holding AG.	620
33,688	*	Varian Medical Systems, Inc	1,578
51,383	*	Vestas Wind Systems AS	5,613
16,874	e	Wartsila Oyj (B Shares)	1,139
153,024	*	Western Digital Corp	4,138
4,447		Wincor Nixdorf AG.	356
39,733	e	Yokogawa Electric Corp	398
21,118	e	Zardoya Otis S.A.	587
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	796,164

INSTRUMENTS AND RELATED PRODUCTS - 2.65%
26,039		AGFA-Gevaert NV	204
155,414	*	Agilent Technologies, Inc	4,636
41,195		Allergan, Inc	2,323
189,559		Applera Corp (Applied Biosystems Group)	6,229
1,101,095		BAE Systems plc	10,604
27,521		Bard (C.R.), Inc	2,653
261,662		Baxter International, Inc	15,129
17,231		Beckman Coulter, Inc	1,112
123,853		Becton Dickinson & Co	10,633
477,496	*	Boston Scientific Corp	6,145
58,039	e	Cochlear Ltd	2,901
55,317		Compagnie Generale d'Optique Essilor International S.A.	3,615
6,115		Cooper Cos, Inc	211
179,127		Covidien Ltd	7,926
81,856		Danaher Corp	6,224
38,574		Dentsply International, Inc	1,489
78,334	e*	Eastman Kodak Co	1,384
12,291		Elekta AB (B Shares)	212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
431,058		Emerson Electric Co	$22,182
81,013		Finmeccanica S.p.A.	2,755
8,749		Fresenius SE	729
53,786	e	Garmin Ltd	2,905
255,803	*	Hologic, Inc	14,223
10,002	*	Intuitive Surgical, Inc	3,244
211,294		Invensys plc	944
1,747,007		Johnson & Johnson	113,328
6,424	e	Keyence Corp	1,477
135,236		Kla-Tencor Corp	5,017
38,052	e	Luxottica Group S.p.A.	959
763,983		Medtronic, Inc	36,954
15,900	*	Mettler-Toledo International, Inc	1,544
14,605	e*	Millipore Corp	985
58,020	e	Nikon Corp	1,545
411,175	e	Nippon Electric Glass Co Ltd	6,357
126,512	e	Olympus Corp	3,833
665,226		PCCW Ltd	419
13,132		Phonak Holding AG.	1,205
58,402		Pitney Bowes, Inc	2,045
24,909	*	Qiagen NV	515
59,689		Rockwell Collins, Inc	3,411
23,658		Roper Industries, Inc	1,406
246,691		Smith & Nephew plc	3,263
344,679	*	St. Jude Medical, Inc	14,887
104,564		Stryker Corp	6,802
19,534		Swatch Group AG.	5,222
73,153		Swatch Group AG.	3,757
16,092		Synthes, Inc	2,251
58,400	e	Sysmex Corp	2,109
322,812		Terumo Corp	16,840
490,595	*	Thermo Electron Corp	27,886
15,422	*	TomTom NV	638
26,631	*	Waters Corp	1,483
6,968	e*	William Demant Holding	557
424,244		Xerox Corp	6,351
85,990	*	Zimmer Holdings, Inc	6,695
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	410,353

INSURANCE AGENTS, BROKERS AND SERVICE - 0.80%
1,667,351		AON Corp	67,027
44,705		Brown & Brown, Inc	777
267,396		Hartford Financial Services Group, Inc	20,261
1,011,581		HBOS plc	11,243
313,595		Marsh & McLennan Cos, Inc	7,636
11,232	e	MLP AG.	160
607,191		QBE Insurance Group Ltd	12,324
146,304		Suncorp-Metway Ltd	1,721
34,631		Unipol Gruppo Finanziario S.p.A.	107
244,245		Unipol S.p.A.	701
53,754		Willis Group Holdings Ltd	1,807
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	123,764

INSURANCE CARRIERS - 4.40%
58,983	e	ABC Learning Centres Ltd	75
379,118		ACE Ltd	20,874

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
791,600		Admiral Group plc	$12,616
395,800		Aegon NV	5,824
577,483		Aetna, Inc	24,306
280,234		Aflac, Inc	18,201
9,000	e	Aioi Insurance Co Ltd	50
117,733		Alleanza Assicurazioni S.p.A	1,538
264,058		Allianz AG.	52,310
147,718		Allstate Corp	7,099
10,921		Ambac Financial Group, Inc	63
12,000		American Financial Group, Inc	307
832,521		American International Group, Inc	36,007
728,944		AMP Ltd	5,230
47,500	*	Arch Capital Group Ltd	3,262
290,229	e	Assicurazioni Generali S.p.A.	13,049
53,220		Assurant, Inc	3,239
703,265		Aviva plc	8,619
477,744		AXA Asia Pacific Holdings Ltd	2,401
427,849	e	AXA S.A.	15,529
359,106		Axis Capital Holdings Ltd	12,202
548		China Life Insurance Co Ltd	2
163,652		Chubb Corp	8,097
42,397		Cincinnati Financial Corp	1,613
12,325	e	CNP Assurances	1,519
168,262		Corp Mapfre S.A.	845
30,000	*	Dongbu Insurance Co Ltd	1,151
73,000		Endurance Specialty Holdings Ltd	2,672
95,770		Everest Re Group Ltd	8,574
16,202	e	Fairfax Financial Holdings Ltd	4,718
57,938		Fidelity National Title Group, Inc (Class A)	1,062
21,600		First American Corp	733
19,418	e	Fondiaria-Sai S.p.A	804
506,164		Friends Provident plc	1,242
302,111		Genworth Financial, Inc (Class A)	6,840
132,065	e	Great-West Lifeco Inc	3,983
102,669	*	Health Net, Inc	3,162
152,722	*	Humana, Inc	6,851
6,646		ING Canada, Inc	236
290,651	e	Insurance Australia Group Ltd	972
77,421		Irish Life & Permanent plc	1,513
45,887		KBC Groep NV	5,951
44,712		Leucadia National Corp	2,022
98,358	*	Lincoln National Corp	5,115
57,797		Loews Corp	2,325
756,952	e	Manulife Financial Corp	28,974
503,320	*	MAX India Ltd	1,860
20,563	e	MBIA, Inc	251
70,256	e	Mediolanum S.p.A.	430
323,486		Metlife, Inc	19,493
248,902		Millea Holdings, Inc	9,189
227,671	e,v	Mitsui Sumitomo Insurance Co Ltd	2,300
76,049	e	Muenchener Rueckver AG.	14,873
3,439		Nationwide Financial Services, Inc (Class A)	163
40,000	e	Nipponkoa Insurance Co Ltd	305
1,416,274		Old Mutual plc	3,106
80,885		Old Republic International Corp	1,044
80,000		OneBeacon Insurance Group Ltd	1,522

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
100,338		PartnerRe Ltd	$7,656
72,000		Platinum Underwriters Holdings Ltd	2,337
169,574	e	Power Corp Of Canada	5,617
121,735	e	Power Financial Corp	4,164
251,765		Principal Financial Group	14,028
180,421		Progressive Corp	2,899
308,750		Prudential Financial, Inc	24,160
2,772,793		Prudential plc	36,623
18,878		RenaissanceRe Holdings Ltd	980
92,525		Resolution plc	1,257
875,583		Royal & Sun Alliance Insurance Group plc	2,236
27,184		Safeco Corp	1,193
11,246	*	Samsung Fire & Marine Insurance Co Ltd	2,322
40,912		SCOR	977
158,709		Sompo Japan Insurance, Inc	1,401
1,110		Sony Financial Holdings, Inc	4,488
589,339		Standard Life plc	2,880
106,441	e	Storebrand ASA	838
277,195	e	Sun Life Financial, Inc	12,960
9,442		Swiss Life Holding	2,624
503,187		Swiss Reinsurance Co	43,955
36,798	e	T&D Holdings, Inc	1,927
4,520	e*	Topdanmark AS	761
35,412		Torchmark Corp	2,129
504,177		Travelers Cos, Inc	24,125
7,098	e	TrygVesta A.S.	624
558,477		UnitedHealth Group, Inc	19,189
128,859		UnumProvident Corp	2,836
164,487		W.R. Berkley Corp	4,555
54,000	*	WellCare Health Plans, Inc	2,103
8,166		Wiener Staedtische Allgemeine Versicherung AG.	626
208,307		XL Capital Ltd (Class A)	6,155
136,580	e	Zurich Financial Services AG.	43,012
		TOTAL INSURANCE CARRIERS	681,950

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
255,990	e*	PAN Fish ASA	150
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	150

LEATHER AND LEATHER PRODUCTS - 0.22%
55,315		Adidas-Salomon AG.	3,677
451,657	*	Coach, Inc	13,618
66,196		LVMH Moet Hennessy Louis Vuitton S.A.	7,368
99,179		ThyssenKrupp AG.	5,674
1,153,589		Yue Yuen Industrial Holdings	3,617
		TOTAL LEATHER AND LEATHER PRODUCTS	33,954

LEGAL SERVICES - 0.02%
50,000	*	FTI Consulting, Inc	3,552
		TOTAL LEGAL SERVICES	3,552

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
79,629	e	Brisa-Auto Estradas de Portugal S.A.	1,138
282,028		ComfortDelgro Corp Ltd	373
78,581	e	Keihin Electric Express Railway Co Ltd	534
52,772		Keisei Electric Railway Co Ltd	283

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
68,579		SMRT Corp Ltd	$91
134,449		Stagecoach Group plc	646
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,065

LUMBER AND WOOD PRODUCTS - 0.01%
133,049		MFI Furniture plc	209
21,338	e	Nobia AB	184
55,001	*	Sino-Forest Corp	857
16,552	*	Sonae Industria SGPS S.A.	115
		TOTAL LUMBER AND WOOD PRODUCTS	1,365

METAL MINING - 3.37%
66,295		Agnico-Eagle Mines Ltd	4,497
178,341	e	Alumina Ltd	929
2,147,716		Anglo American plc	129,067
51,215		Antofagasta plc	712
423,657		Barrick Gold Corp	18,524
250,000		Barrick Gold Corp	10,862
1,760,085		BHP Billiton Ltd	57,602
690,550		BHP Billiton plc	20,489
83,320	e	Boliden AB	887
174,341	e	Cameco Corp	5,748
20,800	e	Cleveland-Cliffs, Inc	2,492
160,000		Companhia Vale do Rio Doce (ADR)	5,542
164,011	*	Eldorado Gold Corp	1,131
51,227	*	Eurasian Natural Resources Corp	1,001
33,171		First Quantum Minerals Ltd	2,690
165,904		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,963
422,000	e	Gold Fields Ltd (ADR)	5,836
344,510		Goldcorp, Inc	13,388
5,585,000	*	Hidili Industry International Development Ltd	7,377
10,730	v	Iluka Resources Ltd	21
18,779	e	Iluka Resources Ltd	80
21,018		Inmet Mining Corp	1,536
117,690	*	Ivanhoe Mines Ltd	1,227
14,660		Kazakhmys plc	465
290,700		Kinross Gold Corp	6,485
21,517		Lonmin plc	1,311
152,147	e*	Lundin Mining Corp	1,038
565,020		MMC Norilsk Nickel (ADR)	15,905
85,115		Newcrest Mining Ltd	2,596
119,921		Newmont Mining Corp	5,432
278,621		Orica Ltd	7,417
1,720,441	e	Oxiana Ltd	5,000
892,725	e*	Paladin Resources Ltd	4,153
35,224	*	PAN American Silver Corp	1,362
2,573,964	*	Pan Australian Resources Ltd	2,458
2,665,000		PT International Nickel Indonesia Tbk	2,027
252,358	e	Rio Tinto Ltd	28,252
663,916		Rio Tinto plc	68,952
114,803		Sherritt International Corp	1,624
297,000	*	Sino Gold Mining Ltd	2,028
5,401,000		Straits Asia Resources Ltd	12,753
3,500	e	Sumitomo Titanium Corp	217
211,969	e	Teck Cominco Ltd	8,692
84,289	*	Uranium One, Inc	278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
10,066		Vedanta Resources plc	$419
422,355		Xstrata plc	29,564
304,245	e	Yamana Gold, Inc	4,464
174,423		Zinifex Ltd	1,591
		TOTAL METAL MINING	522,084

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
5,807	e	Aderans Co Ltd	108
10,876	e	Amer Sports Oyj (A Shares)	219
39,479		Bulgari S.p.A.	456
40,875		Fortune Brands, Inc	2,841
108,343		Futuris Corp Ltd	188
209,029		Hasbro, Inc	5,832
141,278		Mattel, Inc	2,811
38,673	e	Namco Bandai Holdings, Inc	524
10,029	e	Sankyo Co Ltd	596
6,965		Societe BIC S.A.	429
222,827		Tyco International Ltd	9,815
32,475		Yamaha Corp	621
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	24,440

MISCELLANEOUS RETAIL - 0.89%
2,972,000	*	Alibaba.com Ltd	6,846
127,706	*	Amazon.com, Inc	9,105
366,144		Best Buy Co, Inc	15,180
7,940		Circle K Sunkus Co Ltd	135
205,407		Compagnie Financiere Richemont AG.	11,521
881,995		CVS Corp	35,730
16,484		DCC plc	389
6,668		Douglas Holding AG.	363
7,800	e	EDION Corp	72
3,783		Folli-Follie S.A.	127
7,178		HMV Group plc	19
243,261		Home Retail Group	1,261
856,401		Hutchison Whampoa Ltd	8,104
19,500		Lifestyle International Holdings Ltd	42
82,326	*	Meinl European Land Ltd	937
43,938		Metro AG.	3,550
117,228		Next plc	2,650
163,343		Nippon Mining Holdings, Inc	865
74,841	*	Office Depot, Inc	827
562,436		Origin Energy Ltd	4,708
39,668	e	Pacific Brands Ltd	73
3,000		Parkson Retail Group Ltd	25
37,439		Petsmart, Inc	765
3,694	e	Ryohin Keikaku Co Ltd	214
20,930	e*	Sears Holdings Corp	2,137
95,276		Shoppers Drug Mart Corp	4,821
455,679		Signet Group plc	559
427,940		Staples, Inc	9,462
139,200		Sugi Pharmacy Co Ltd	3,945
36,482		Tiffany & Co	1,526
294,909		Walgreen Co	11,233
		TOTAL MISCELLANEOUS RETAIL	137,191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
MOTION PICTURES - 0.52%
23,663		Astral Media, Inc	$899
301,879		CBS Corp (Class B)	6,665
86,146	*	Discovery Holding Co (Class A)	1,828
3,110,900	v	Major Cineplex Group PCL	1,798
1,070,392		News Corp (Class A)	20,070
118,160		News Corp (Class B)	2,250
20,369	e*	Premiere AG.	439
1,740,145		Time Warner, Inc	24,397
22,180	e	Toho Co Ltd	521
533,343	*	Viacom, Inc (Class B)	21,131
		TOTAL MOTION PICTURES	79,998

NONDEPOSITORY INSTITUTIONS - 1.13%
12,372		Acom Co Ltd	328
477,903		Aeon Credit Service Co Ltd	6,386
554,828	v	Aeon Thana Sinsap Thailand PCL	700
14,656	e	Aiful Corp	235
49,623	e	American Capital Strategies Ltd	1,695
383,897	*	American Express Co	16,784
2,202,000	g	ARA Asset Management Ltd	1,144
125,000		Bovespa Holding S.A.	1,685
61		Bursa Malaysia BHD	-	^
389,357		Capital One Financial Corp	19,164
79,467		Cattles plc	365
656,629	e	Challenger Financial Services Group Ltd	1,092
69,937		CIT Group, Inc	829
7,179		Collins Stewart plc	17
225,727		Countrywide Financial Corp	1,242
30,183		Credit Saison Co Ltd	842
107,022		Criteria Caixacorp S.A.	735
10,258	e	D Carnegie AB	173
172,798	e	Deutsche Postbank AG.	16,496
159,332		Discover Financial Services	2,608
798,030		Fannie Mae	21,004
202,991		Freddie Mac	5,140
323,017	*	Heckmann Corp	2,595
225	e	Hitachi Capital Corp	3
1,004,000		Hong Leong Finance Ltd	2,794
54,645		Hypo Real Estate Holding AG.	1,420
143,264		ICAP plc	1,618
26,364		ICICI Bank Ltd	506
2,108		International Personal Finance plc	10
62,082		Investor AB (B Shares)	1,397
3,467,192		Kim Eng Holdings Ltd	5,139
1,071,500	v	Krungthai Card PCL	793
82,024		ORIX Corp	11,191
1,653		Osaka Securities Exchange Co Ltd	7,512
6,378	e	Perpetual Trustees Australia Ltd	314
13,124	e	Promise Co Ltd	377
1,103		Provident Financial plc	19
60,295		Samsung Card Co	2,849
2,149,301		SLM Corp	32,992
20,424	e	Takefuji Corp	432
66,376		Textron, Inc	3,679
26,459		Tullett Prebon plc	250
		TOTAL NONDEPOSITORY INSTITUTIONS	174,554

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
19,431		Harry Winston Diamond Corp	$465
168,290		Potash Corp of Saskatchewan	26,151
44,520	e	Vulcan Materials Co	2,956
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	29,572

OIL AND GAS EXTRACTION - 3.29%
14,270		Aban Offshore Ltd	1,072
164,087	e	Acergy S.A.	3,536
14,026		Addax Petroleum Corp	557
113,994	e	Aker Kvaerner ASA	2,597
124,220		Anadarko Petroleum Corp	7,830
263,300		Baker Hughes, Inc	18,036
2,111,882		BG Group plc	48,913
77,792		BJ Services Co	2,218
58,131	*	Cameron International Corp	2,421
263,675		Canadian Natural Resources Ltd	18,051
114,543		Canadian Oil Sands Trust	4,631
120,048		Chesapeake Energy Corp	5,540
1,664,000		China Oilfield Services Ltd	2,728
41,909		Cimarex Energy Co	2,294
2,812,000		CNOOC Ltd	4,155
7,240	*	Compagnie Generale de Geophysique S.A.	1,802
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
366,440	*	Denbury Resources, Inc	10,462
137,379	e*	DET Norske Oljeselskap	245
18,572		Diamond Offshore Drilling, Inc	2,162
367,921		EnCana Corp	28,030
63,821		Enerplus Resources Fund	2,776
89,259		ENSCO International, Inc	5,589
63,400		Ensign Energy Services, Inc	1,236
31,493		Equitable Resources, Inc	1,855
16,683	e*	Exterran Holdings, Inc	1,077
74,885	e*	First Calgary Petroleums Ltd	211
675,215		Halliburton Co	26,556
64,666		Harvest Energy Trust	1,449
150,000	*	Hercules Offshore, Inc	3,768
124,146	e	Husky Energy, Inc	4,861
3,800	e	Idemitsu Kosan Co Ltd	294
7,500		INA Industrija Nafte DD (GDR)	3,574
451		Inpex Holdings, Inc	5,022
500,000	*	Integra Group Holdings (GDR)	5,515
5,500		Japan Petroleum Exploration Co	364
144,783		KazMunaiGas Exploration Production (GDR)	3,627
66,913	e*	Lundin Petroleum AB	909
75,242	*	Nabors Industries Ltd	2,541
181,102	*	National Oilwell Varco, Inc	10,573
35,849	e	Neste Oil Oyj	1,253
225,524		Nexen Inc	6,692
21,020		Niko Resources Ltd	1,705
97,588		Noble Corp	4,847
94,073	e*	OPTI Canada, Inc	1,586
108,809		Patterson-UTI Energy, Inc	2,849
178,950		Penn West Energy Trust	5,021
238,539		Petro-Canada	10,393

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
44,973		Petroleum Geo-Services ASA	$1,113
33,442		Pioneer Natural Resources Co	1,643
30,511	*	Plains Exploration & Production Co	1,621
30,100		Precision Drilling Trust	701
386,067	*	Pride International, Inc	13,493
49,595	e	ProSafe ASA	779
104,298		Provident Energy Trust	1,113
6,225,825		PT Apexindo Pratama Duta	1,132
40,303		Range Resources Corp	2,557
30,133		Rowan Cos, Inc	1,241
1,208,315		Saipem S.p.A.	48,911
191,394		Santos Ltd	2,536
38,314		SBM Offshore NV	1,236
429,694	*	Schlumberger Ltd	37,383
62,190	e	SeaDrill Ltd	1,667
487,222		Singapore Petroleum Co Ltd	2,393
14,507		SK Energy Co Ltd	1,494
72,494		Smith International, Inc	4,656
124,966	*	Southwestern Energy Co	4,210
511,463	e	Talisman Energy, Inc	9,074
27,837	e	Technip S.A.	2,168
15,881	e*	TGS Nopec Geophysical Co ASA	231
23,300	e	Tidewater, Inc	1,284
141,062		Transocean, Inc	19,072
58,710	e	Trican Well Service Ltd	1,229
197,675		Tullow Oil plc	2,591
40,644	*	Ultra Petroleum Corp	3,150
133,020	*	UTS Energy Corp	678
138,905	*	Weatherford International Ltd	10,066
908	*	WesternZagros Resources Ltd	2
212,388		Woodside Petroleum Ltd	10,579
587,685		XTO Energy, Inc	36,354
		TOTAL OIL AND GAS EXTRACTION	509,780

PAPER AND ALLIED PRODUCTS - 0.31%
6,161	e	Billerud AB	70
30,701	*	Canfor Corp	240
141,532	*	Domtar Corporation	967
15,037	e	Holmen AB (B Shares)	520
114,535		International Paper Co	3,115
283,907		Kimberly-Clark Corp	18,326
13,867		Kokuyo Co Ltd	119
11,600		Lee & Man Paper Manufacturing Ltd	19
2,001		Mayr-Melnhof Karton AG.	202
67,771		MeadWestvaco Corp	1,845
35,181		Metso Oyj	1,899
753		Mondi Ltd	6
751,535		Mondi plc	6,235
165	e	Nippon Paper Group, Inc	391
6,578	e	Norske Skogindustrier ASA	23
157,563	e	OJI Paper Co Ltd	710
63,894	e	PaperlinX Ltd	161
16,836		Smurfit Kappa Group plc	202
67,277	*	Smurfit-Stone Container Corp	518
42,000		Sonoco Products Co	1,202
160,314	e	Stora Enso Oyj (R Shares)	1,850

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
154,088		Svenska Cellulosa AB (B Shares)	$2,807
50,141		Uni-Charm Corp	3,667
143,273	e	UPM-Kymmene Oyj	2,545
		TOTAL PAPER AND ALLIED PRODUCTS	47,639

PERSONAL SERVICES - 0.06%
39,113		Cintas Corp	1,116
36,710		Davis Service Group plc	360
88,456		H&R Block, Inc	1,836
931,138		Kuala Lumpur Kepong BHD	4,716
485,187		Rentokil Initial plc	937
		TOTAL PERSONAL SERVICES	8,965

PETROLEUM AND COAL PRODUCTS - 6.01%
289,868		Apache Corp	35,022
130,000		Bharat Petroleum Corp Ltd	1,324
7,655,255		BP plc	77,788
335,896		BP plc (ADR)	20,372
190,000		Cabot Oil & Gas Corp	9,660
821,992		Chevron Corp	70,165
2,200,000		China Petroleum & Chemical Corp	1,883
308,761		ConocoPhillips	23,531
15,000		Cosmo Oil Co Ltd	47
301,897		Devon Energy Corp	31,497
1,345,117		ENI S.p.A.	45,870
105,213		EOG Resources, Inc	12,626
2,440,854		Exxon Mobil Corp	206,447
59,000		Frontier Oil Corp	1,608
26,987		Hellenic Petroleum S.A.	355
200,373		Hess Corp	17,669
157,970	e	Imperial Oil Ltd	8,280
500,348		Marathon Oil Corp	22,816
7,553		Motor Oil Hellas Corinth Refineries S.A.	159
33,617		Murphy Oil Corp	2,761
35,382	*	Newfield Exploration Co	1,870
186,623		Noble Energy, Inc	13,586
983,495	*	Occidental Petroleum Corp	71,962
45,027		OMV AG.	2,976
145,427		Petroleo Brasileiro S.A. (ADR)	14,850
58,917		Premier Farnell plc	208
217,282		Repsol YPF S.A.	7,499
1,440,541		Royal Dutch Shell plc (A Shares)	49,660
875,093		Royal Dutch Shell plc (B Shares)	29,455
61,371	e*	SandRidge Energy, Inc	2,403
35,366		Showa Shell Sekiyu KK	358
545,357	e	Statoil ASA	16,342
225,675		Suncor Energy, Inc	21,812
74,489		Suncor Energy, Inc	7,177
81,986		Sunoco, Inc	4,302
230,524		Tesoro Corp	6,916
54,353	e	TonenGeneral Sekiyu KK	465
1,025,849		Total S.A.	76,184
258,115		Valero Energy Corp	12,676
		TOTAL PETROLEUM AND COAL PRODUCTS	930,581

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
PIPELINES, EXCEPT NATURAL GAS - 0.13%
168,568		Spectra Energy Corp	$3,835
363,158	e	TransCanada Corp	13,993
95,000	*	Wellstream Holdings plc	2,479
		TOTAL PIPELINES, EXCEPT NATURAL GAS	20,307

PRIMARY METAL INDUSTRIES - 1.21%
43,802	e	Acerinox S.A.	1,214
55,000	e	AK Steel Holding Corp	2,993
239,660		Alcoa, Inc	8,642
24,908		Allegheny Technologies, Inc	1,777
281,169	e	Arcelor	23,034
21,000		ArcelorMittal	1,718
1,846	e	Bekaert S.A.	269
122,027	e	BlueScope Steel Ltd	1,101
456		Boehler-Uddeholm AG.	50
599,987		Corning, Inc	14,424
61,698	e	Daido Steel Co Ltd	319
50,530		DOWA HOLDINGS CO Ltd	300
10,913	m,v	Dowa Holdings Ltd.	-	^
591,282	e*	Equinox Minerals Ltd	2,929
65,108	e	Fujikura Ltd	294
116,458		Furukawa Electric Co Ltd	376
4,100		Gerdau Ameristeel Corp	58
5,382		Hoganas AB (Class B)	128
58,273		Johnson Matthey plc	2,319
490,723		Kobe Steel Ltd	1,398
209,186		Mitsubishi Materials Corp	909
106,239		Mitsui Mining & Smelting Co Ltd	332
78,308	e	Nippon Light Metal Co Ltd	118
1,034,818	e	Nippon Steel Corp	5,243
148,715	e	Nisshin Steel Co Ltd	515
180,436	e	Norsk Hydro ASA	2,629
108,503		Nucor Corp	7,350
95,455		OneSteel Ltd	557
32,243	e	Outokumpu Oyj	1,467
24,499		Precision Castparts Corp	2,501
11,375		Salzgitter AG.	1,979
928,062		Steel Authority Of India	4,286
40,000		Steel Dynamics, Inc	1,322
141,156	e	Sumitomo Electric Industries Ltd	1,787
2,309,614	e	Sumitomo Metal Industries Ltd	8,758
103,449		Sumitomo Metal Mining Co Ltd	1,925
5,300	e	Toho Titanium Co Ltd	136
19,248	e	Tokyo Steel Manufacturing Co Ltd	261
33,990		Umicore	1,769
43,494		United States Steel Corp	5,518
42,000		Usinas Siderurgicas de Minas Gerais S.A.	2,355
279,894		Vallourec	67,948
24,229		Viohalco S.A.	251
53,266		Voestalpine AG.	3,700
1,200		Yamato Kogyo Co Ltd	48
		TOTAL PRIMARY METAL INDUSTRIES	187,007

PRINTING AND PUBLISHING - 0.47%
25,836	e	Arnoldo Mondadori Editore S.p.A.	218
111,138		Dai Nippon Printing Co Ltd	1,768

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
77,055		Daily Mail & General Trust	$661
139,940		De La Rue plc	2,462
29,158		Dun & Bradstreet Corp	2,373
20,937		Eniro AB	152
5,928		EW Scripps Co (Class A)	249
62,018		Gannett Co, Inc	1,802
2,644		Independent News & Media plc	9
187,756	e	John Fairfax Holdings Ltd	595
11,715	e	McClatchy Co (Class A)	125
196,790		McGraw-Hill Cos, Inc	7,271
237,169	e	Orkla ASA	3,004
34,395	e	PagesJaunes Groupe S.A.	613
219,298		Pearson plc	2,966
29	b*	Quebecor World, Inc	-	^
79,095		R.R. Donnelley & Sons Co	2,397
168,713		Reed Elsevier NV	3,218
2,126,493		Reed Elsevier plc	27,052
347,085		Reuters Group plc	3,995
21,814	e	Sanoma-WSOY Oyj	605
8,510		Schibsted ASA	254
248,344		Singapore Press Holdings Ltd	830
109,397	e	Thomson Corp	3,679
103,540	e	Toppan Printing Co Ltd	1,201
44,591		Trinity Mirror plc	261
65,495		United Business Media plc	701
1,464		Washington Post Co (Class B)	969
80,772		Wolters Kluwer NV	2,139
215,566		Yell Group plc	659
125,464		Yellow Pages Income Fund	1,282
		TOTAL PRINTING AND PUBLISHING	73,510

RAILROAD TRANSPORTATION - 0.58%
88,163	e	Asciano Group	322
127,600		Burlington Northern Santa Fe Corp	11,767
244,856	e	Canadian National Railway Co	11,872
74,674	e	Canadian Pacific Railway Ltd	4,802
281		Central Japan Railway Co	2,904
141,579		CSX Corp	8,219
1,608		East Japan Railway Co	13,373
271,453		Firstgroup plc	3,036
1,185,400	e	Hankyu Hanshin Holdings, Inc	5,126
229,469		MTR Corp	787
104,854		Norfolk Southern Corp	5,696
115,105	e	Odakyu Electric Railway Co Ltd	852
156,906		Union Pacific Corp	19,673
303		West Japan Railway Co	1,331
		TOTAL RAILROAD TRANSPORTATION	89,760

REAL ESTATE - 1.17%
295,710	e	Aeon Mall Co Ltd	8,203
2,000,000		Agile Property Holdings Ltd	2,110
5,517,507		Allgreen Properties Ltd	4,930
3,720,300	v	Amata Corp PCL	1,997
163,007		Ascendas Real Estate Investment Trust	282
10,195,901	m,v*	Ayala Land, Inc	24
10,195,901		Ayala Land, Inc	2,624

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
27,244		Bovis Homes Group plc	$328
139,984		British Land Co plc	2,549
40,293		Brixton plc	264
107,552	e	Brookfield Properties Corp	2,075
2,374,248		CapitaLand Ltd	10,953
20,288	e	Castellum AB	248
55,723	e*	CB Richard Ellis Group, Inc (Class A)	1,206
3,019,300	v	Central Pattana PCL	2,709
251,696		Cheung Kong Holdings Ltd	3,574
827,000	*	China Aoyuan Property Group Ltd	270
17,000		Chinese Estates Holdings Ltd	26
482,495		City Developments Ltd	3,863
10,672		Corio NV	935
481,771		DB RREEF Trust	742
20,311	e	Fabege AB	217
16,975	e	Forest City Enterprises, Inc (Class A)	625
3,138		Gecina S.A.	468
69,000	*	Genting International plc	30
5,373,000		Greentown China Holdings Ltd	5,033
78,923		Hammerson plc	1,745
1,013,000		Hang Lung Group Ltd	4,783
1,199,793		Hang Lung Properties Ltd	4,247
170,273		Henderson Land Development Co Ltd	1,210
97,717		Hopewell Holdings	371
3,408,000		Hopson Development Holdings Ltd	5,255
96,994		Hysan Development Co Ltd	272
2,733		ICADE	407
6,159,600		IGB Corp BHD	3,023
120,189		IMMOFINANZ Immobilien Anlagen AG.	1,302
25,510		IVG Immobilien AG.	714
19,000	e	Jones Lang LaSalle, Inc	1,469
282,500		Keppel Land Ltd	1,139
99,927		Kerry Properties Ltd	602
18,890		Klepierre	1,159
17,357		Kungsleden AB	215
19,635,000		Lai Fung Holdings Ltd	732
15,429,333		Land and Houses PCL	4,778
22,035		Leighton Holdings Ltd	862
23,613	e	Leopalace21 Corp	382
70,348		Liberty International plc	1,362
359,996		Link Real Estate Investment Trust	798
237,559		Macquarie Goodman Group	936
61,445,000		Megaworld Corp	3,619
4,989,600	*	Metro Pacific Investments Corp	479
14,989	e	MI Developments, Inc	437
173,208		Mirvac Group	636
798,614		Mitsubishi Estate Co Ltd	19,388
149,863		Mitsui Fudosan Co Ltd	2,975
3,282,895		New World Development Ltd	7,956
9,600		Nomura Real Estate Holdings, Inc	160
47,799		Parsvnath Developers Ltd	250
32,394,500	*	PT Ciputra Property Tbk	1,284
34,990,100	v	Quality House PCL	3,045
3,588	e	Risa Partners, Inc	7,199
117,292		Segro plc	1,183
19,874,942		Shanghai Real Estate Ltd	3,499

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
330,000	e	Shoei Co Ltd	$4,112
304,522		Shui On Land Ltd	285
16,696		Singapore Land Ltd	82
229,934		Sino Land Co	496
3,338,400		SP Setia BHD	3,883
4,975,000		SPG Land Holdings Ltd	2,071
9,301		Stockland	53
227,864		Stockland Trust Group	1,456
69,256	e	Sumitomo Realty & Development Co Ltd	1,221
228,448		Sun Hung Kai Properties Ltd	3,563
52,572	e	Tokyo Tatemono Co Ltd	346
78,988		Tokyu Land Corp	495
17,463	e	Unibail	4,494
743		Unibail-Rodamco	191
3,208,260	*	Unitech Corporate Parks plc	5,603
4,800		Urban Corp	20
3,072	e	Wereldhave NV	379
276,117	e	Westfield Group	4,492
13,000		Wheelock & Co Ltd	36
4,681		Wihlborgs Fastigheter AB	107
77,150		Wing Tai Holdings Ltd	123
13,000		Yanlord Land Group Ltd	20
1,163,600		YNH Property BHD	775
2,650,000	*	Zhong An Real Estate Ltd	1,280
		TOTAL REAL ESTATE	181,741

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.63%
11,237		Ansell Ltd	119
902,869		Bayer AG.	72,354
109,561		Bridgestone Corp	1,865
1,700	e	Cooper Tire & Rubber Co	25
85,738	e	Denki Kagaku Kogyo KK	270
69,167	*	Goodyear Tire & Rubber Co	1,785
39,399		Michelin (C.G.D.E.) (Class B)	4,113
116,282	e	Mitsui Chemicals, Inc	770
74,536		Newell Rubbermaid, Inc	1,705
133,544		Nike, Inc (Class B)	9,081
29,173	e	Nokian Renkaat Oyj	1,244
751,620	e	Pirelli & C S.p.A.	658
43,973		Sealed Air Corp	1,110
788		Sumitomo Bakelite Co Ltd	4
39,500		Tupperware Corp	1,528
11,625	e	Uponor Oyj	273
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	96,904

SECURITY AND COMMODITY BROKERS - 1.59%
107,632		Ameriprise Financial, Inc	5,581
81,274		Australian Stock Exchange Ltd	2,778
37,611	e	Babcock & Brown Ltd	506
14,675	e	Bear Stearns Cos, Inc	154
19,150		Broadridge Financial Solutions, Inc	337
1,023,840		Charles Schwab Corp	19,279
26,901		Close Brothers Group plc	329
12,804		CME Group, Inc	6,006
710,478		Credit Suisse Group	36,164
239,355		Daiwa Securities Group, Inc	2,075

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
67,215	e	Deutsche Boerse AG.	$10,827
134,272	e*	E*Trade Financial Corp	518
259	e	E*Trade Securities Co Ltd	225
62,980		Franklin Resources, Inc	6,108
217,838		Goldman Sachs Group, Inc	36,028
11,468		Hellenic Exchanges S.A.	272
178,398		Hong Kong Exchanges and Clearing Ltd	3,063
58,656	e	IGM Financial Inc	2,582
15,004	*	IntercontinentalExchange, Inc	1,958
165,458		Invesco Ltd	4,031
30,000	*	Investment Technology Group, Inc	1,385
80,725		Janus Capital Group, Inc	1,879
3,049,200	v	Kim Eng Securities Thailand PCL	2,305
39,000	*	Korea Investment Holdings Co Ltd	1,831
1,751,954		Legal & General Group plc	4,395
35,514		Legg Mason, Inc	1,988
305,860	e	Lehman Brothers Holdings, Inc	11,513
42,672		London Stock Exchange Group plc	1,023
145,271	e	Macquarie Group Ltd	7,013
21,624	e	Matsui Securities Co Ltd	122
391,629		Merrill Lynch & Co, Inc	15,955
486,792		Morgan Stanley	22,246
73,600	*	Nasdaq Stock Market, Inc	2,845
975,699	e	Nomura Holdings, Inc	14,585
52,260	e	Nymex Holdings, Inc	4,736
35,265		NYSE Euronext	2,176
1,750	e	SBI Holdings, Inc	421
110,213		Schroders plc	2,052
51,678		SEI Investments Co	1,276
97,956	*	Shinko Securities Co Ltd	285
767,111		Singapore Exchange Ltd	2,654
69,494		T Rowe Price Group, Inc	3,475
18,147	*	TD Ameritrade Holding Corp	300
33,642		TSX Group, Inc	1,273
		TOTAL SECURITY AND COMMODITY BROKERS	246,554

SOCIAL SERVICES - 0.01%
47,066		Vedior NV	1,367
		TOTAL SOCIAL SERVICES	1,367

SPECIAL TRADE CONTRACTORS - 0.03%
17,349	e	COMSYS Holdings Corp	150
23,131		Kinden Corp	223
200,000	e*	Quanta Services, Inc	4,634
		TOTAL SPECIAL TRADE CONTRACTORS	5,007

STONE, CLAY, AND GLASS PRODUCTS - 0.71%
216,230		3M Co	17,115
170,298		Asahi Glass Co Ltd	1,878
2,996,000		Asia Cement Corp	5,355
93,346	e	Boral Ltd	534
137,277		CRH plc	5,219
29,447		Central Glass Co Ltd	115
58,337	e	Cimpor Cimentos de Portugal S.A.	529
78,570		Compagnie de Saint-Gobain	6,407
32,963		Cookson Group plc	434

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
14,082		FLSmidth & Co AS	$1,394
1,680		HeidelbergCement AG.	289
328,344		Holcim Ltd	34,484
25,841,000		Holcim Philippines, Inc	3,464
791,000	*	PT Indo Tambangraya Megah	1,762
2,513,000		PT Indocement Tunggal Prakarsa Tbk	1,925
18,501	e	Italcementi S.p.A.	375
5,204		Italcementi S.p.A.	75
73,662	e	James Hardie Industries NV	421
1,147,200		Lafarge Malayan Cement BHD	1,521
39,954		Lafarge S.A.	6,949
1,408,000		Luks Group Vietnam Holdings Ltd	1,094
251,021		NGK Insulators Ltd	4,442
111,222		Nippon Sheet Glass Co Ltd	492
127,365	*	Owens-Illinois, Inc	7,187
1,877		Pargesa Holding S.A.	209
5,964	*	RHI AG.	240
6,895,000		PT Semen Gresik Persero Tbk	3,745
61,952		Sumitomo Osaka Cement Co Ltd	143
167,376	e	Taiheiyo Cement Corp	403
50,977	e	Toto Ltd	482
21,690		Wienerberger AG.	1,154
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	109,836

TEXTILE MILL PRODUCTS - 0.03%
2,067,000		Far Eastern Textile Co Ltd	3,484
83		Fiberweb plc	-	^
166,807	e	Teijin Ltd	703
		TOTAL TEXTILE MILL PRODUCTS	4,187

TOBACCO PRODUCTS - 1.11%
1,419,902	*	Philip Morris International, Inc	71,819
1,419,902		Altria Group, Inc	31,522
707,117		British American Tobacco plc	26,538
4,707,728		Huabao International Holdings Ltd	3,871
992,638		ITC Ltd	5,103
184,101		Imperial Tobacco Group plc	8,469
3,870		Japan Tobacco, Inc	19,373
29,904		Loews Corp (Carolina Group)	2,170
74,263	e	Swedish Match AB	1,618
28,374		UST, Inc	1,547
		TOTAL TOBACCO PRODUCTS	172,030

TRANSPORTATION BY AIR - 0.31%
165,000	e*	AMR Corp	1,488
9,643		Aeroports de Paris	1,098
35,660		Air France-KLM	1,004
119,000		All Nippon Airways Co Ltd	524
152,581		Auckland International Airport Ltd	273
65,216		BBA Aviation plc	195
158,185	*	British Airways plc	735
226,237		Cathay Pacific Airways Ltd	445
5,000,000		China Airlines	2,905
40,076	e	Continental AG.	4,087
105,000	*	Continental Airlines, Inc (Class B)	2,019
63,142	e	Deutsche Lufthansa AG.	1,708

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,000,000	*	Eva Airways Corp	$2,995
134,350		FedEx Corp	12,450
1,623		Flughafen Wien AG.	196
2,081		Fraport AG. Frankfurt Airport Services Worldwide	150
28,035		Henkel KGaA	1,190
2,000		Hong Kong Aircraft Engineerg	33
140,591		Iberia Lineas Aereas de Espana	613
170,000		Japan Airlines Corp	442
112,782		Macquarie Airports	333
17,508	e	Merck KGaA	2,158
160,008		Qantas Airways Ltd	575
100,580	*	Ryanair Holdings plc	445
956	e*	Ryanair Holdings plc (ADR)	27
245,361		SABMiller plc	5,376
7,214	e*	SAS AB	66
85,774		Singapore Airlines Ltd	972
70,922		Southwest Airlines Co	879
160,000	e	UAL Corp	3,445
		TOTAL TRANSPORTATION BY AIR	48,826

TRANSPORTATION EQUIPMENT - 3.47%
1,256,843		Austal Ltd	2,986
145,000		Autoliv, Inc	7,279
520		Bayerische Motoren Werke AG.	23
24,570		Porsche AG.	4,491
10,044		Volkswagen AG.	1,669
49,377		Bayerische Motoren Werke AG.	2,728
524,252		Boeing Co	38,989
699,275		Bombardier Inc (Class B)	3,726
12,041	e*	Brunswick Corp	192
307,688		Cobham plc	1,221
1,043,584		Cosco Corp Singapore Ltd	2,798
22,945		Jardine Cycle & Carriage Ltd	326
2,000	e	Daihatsu Motor Co Ltd	24
380,154	e	DaimlerChrysler AG.	32,499
273,535		Denso Corp	8,836
88,369	e	European Aeronautic Defence and Space Co	2,094
361,625	e	Fiat S.p.A.	8,364
632,919	e*	Ford Motor Co	3,620
408,315		GKN plc	2,466
195,861		General Dynamics Corp	16,166
120,974	e*	General Motors Corp	2,305
45,278		Genuine Parts Co	1,821
21,988		Goodrich Corp	1,265
92,291		Harley-Davidson, Inc	3,461
31,887		Harsco Corp	1,766
308,182	e	Hino Motors Ltd	2,034
380,196	e	Honda Motor Co Ltd	10,851
1,277,269	e	Isuzu Motors Ltd	6,381
267,044	e	Kawasaki Heavy Industries Ltd	595
2,001,472		Keppel Corp Ltd	14,395
35,495	e	JTEKT Corp	579
35,758	e	Lagardere S.C.A.	2,674
219,174		Lockheed Martin Corp	21,764
51,808	e	MAN AG.	6,882
45,131		Magna International, Inc	3,282

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,000	e	Mazda Motor Corp	$46
50,000	e*	Mitsubishi Motors Corp	82
138,875	e	Mitsui Engineering & Shipbuilding Co Ltd	372
27,421		NHK Spring Co Ltd	194
81,401	e	NSK Ltd	617
489,158		Nabtesco Corp	6,625
167,531		Northrop Grumman Corp	13,036
19,776		Oshkosh Truck Corp	717
128,851		Paccar, Inc	5,798
70,465	*	Pactiv Corp	1,847
62,643		Peugeot S.A.	4,857
285,512		Raytheon Co	18,447
219,817		Renault S.A.	24,327
822		Rieter Holding AG.	315
44,261,772	v*	Rolls-Royce Group plc	88
493,993		Rolls-Royce Group plc	3,951
98,038	e	Scania AB (B Shares)	2,058
2,753,655		SembCorp Marine Ltd	7,642
12,661		Shimano, Inc	582
808,891		Siemens AG.	87,668
2,131,227		Singapore Technologies Engineering Ltd	5,233
78,000	*	Spirit Aerosystems Holdings, Inc (Class A)	1,730
24,650		Thales S.A.	1,596
70,200		Tokai Rika Co Ltd	1,835
227,552		Tomkins plc	807
11,696		Toyoda Gosei Co Ltd	440
32,294		Toyota Industries Corp	1,147
1,341,325	e	Toyota Motor Corp	66,878
11,547		Trelleborg AB (B Shares)	230
451,141		United Technologies Corp	31,047
68,692	e	Volkswagen AG.	19,915
131,162		Volvo AB (A Shares)	1,954
294,763	e	Volvo AB (B Shares)	4,465
34,689		Yamaha Motor Co Ltd	638
10,462		Zodiac S.A.	513
		TOTAL TRANSPORTATION EQUIPMENT	538,249

TRANSPORTATION SERVICES - 0.09%
29,558		Arriva plc	402
22,055		CH Robinson Worldwide, Inc	1,200
77,916		Expeditors International Washington, Inc	3,520
587		Kuoni Reisen Holding	326
9,440	*	Lear Corp	244
34,147		National Express Group plc	681
9,253	e	Stolt-Nielsen S.A.	193
59,297		TUI AG.	1,521
405,221		Toll Holdings Ltd	3,711
145,000		UTI Worldwide, Inc	2,912
		TOTAL TRANSPORTATION SERVICES	14,710

TRUCKING AND WAREHOUSING - 1.26%
479,971	e	DSV AS	10,492
4,479,468		Deutsche Post AG.	136,842
48,323		Kamigumi Co Ltd	382
20,262	e	Mitsubishi Logistics Corp	260
146,343	e	Nippon Express Co Ltd	841

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
23,991		Seino Holdings Corp	$156
837,896		TNT NV	31,126
197,927		United Parcel Service, Inc (Class B)	14,453
71,378	e	Yamato Transport Co Ltd	1,045
		TOTAL TRUCKING AND WAREHOUSING	195,597

WATER TRANSPORTATION - 0.51%
39		A P Moller - Maersk AS (Class A)	432
180,000	e	Aries Maritime Transport Ltd	1,035
159,427		Carnival Corp	6,454
45,918		Carnival plc	1,823
1,078,000		China Shipping Development Co Ltd	3,387
3,566		Compagnie Maritime Belge S.A.	240
4,516		D/S Torm AS	134
2,390,000	*	DP World Ltd	2,270
310		AP Moller - Maersk AS (Class B)	3,459
135,000	e	Danaos Corp	3,320
103,000		DryShips, Inc	6,171
42,699		Euronav NV	1,622
3,539,000		Evergreen Marine Corp Tawain Ltd	3,495
2,384,000		Ezra Holdings Ltd	3,585
55,003	e	Frontline Ltd	2,517
166,200		Hamburger Hafen und Logistik AG.	12,660
4,983,000		International Container Term Services, Inc	3,758
105,186	e	Kawasaki Kisen Kaisha Ltd	1,022
14,869		Kuehne & Nagel International AG.	1,487
387,145		Mitsui OSK Lines Ltd	4,680
971,838		Neptune Orient Lines Ltd	2,295
207,636	e	Nippon Yusen Kabushiki Kaisha	1,950
175,000	e	Omega Navigation Enterprises, Inc (Class A)	2,621
36,864		Orient Overseas International Ltd	216
4,336,000		Pacific Basin Shipping Ltd	7,131
49,600	e	Royal Caribbean Cruises Ltd	1,632
155,121		Shun TAK Holdings Ltd	205
		TOTAL WATER TRANSPORTATION	79,601

WHOLESALE TRADE-DURABLE GOODS - 0.63%
500,000		Rajesh Exports Ltd	947
192,164,500	*	A-Max Holdings Ltd	1,590
76,034	*	Arrow Electronics, Inc	2,559
85,482	e	Assa Abloy AB (Class B)	1,550
4,492	e	Autobacs Seven Co Ltd	123
281,887		Banpu PCL	3,832
38,021	e	Boart Longyear Group	64
25,222		Buhrmann NV	293
86,488		Bunzl plc	1,218
13,371	e	Canon Marketing Japan, Inc	252
1,161,000	*	China High Speed Transmission Equipment Group Co Ltd	1,692
400		D'ieteren S.A.	142
66,814		Electrocomponents plc	241
88,369		Finning International, Inc	2,503
200,516	e*	Fortescue Metals Group Ltd	1,193
526,663		Itochu Corp	5,199
34,481		Kingspan Group plc	460
440,881		Li & Fung Ltd	1,634
11,798	e	Martin Marietta Materials, Inc	1,253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
311,898		Mitsubishi Corp	$9,418
864,709		Mitsui & Co Ltd	17,523
404,705	e	Nissan Motor Co Ltd	3,345
3,281,000		PT Astra International Tbk	8,644
30,849	e*	Patterson Cos, Inc	1,120
18,770		Prysmian S.p.A.	401
23,161		Rautaruukki Oyj	1,118
1,031	e	Rockwool International AS (B Shares)	172
59,882	e	Schneider Electric S.A.	7,748
50,020	e	Securitas Systems AB (B Shares)	146
2,701	e	Sims Group Ltd	73
190,347	e	Sumitomo Corp	2,507
859,500		UMW Holdings BHD	1,626
231,100	e	Ulvac, Inc	9,251
19,806		Valeo S.A.	785
19,063		W.W. Grainger, Inc	1,456
23,081		Wesfarmers Ltd	849
85,801		Wesfarmers Ltd	3,136
180,744		Wolseley plc	1,901
		TOTAL WHOLESALE TRADE-DURABLE GOODS	97,964

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
19,052,000	*	Alliance Global Group, Inc	1,779
14,580	e	Altana AG.	308
4,311	e	Axfood AB	153
27,213	e	Billabong International Ltd	323
14,261	e	Brown-Forman Corp (Class B)	944
111,150		Cardinal Health, Inc	5,836
12,035		Casino Guichard Perrachon S.A.	1,443
2,124,000		Dalian Port PDA Co Ltd	1,174
36,100		Dean Foods Co	725
1,051,215		Esprit Holdings Ltd	12,616
329,945		Foster's Group Ltd	1,544
316,463		Gazprom (ADR)	16,140
22,770		Celesio AG.	1,127
56,399	*	Gildan Activewear, Inc	2,128
13,800	*	Henry Schein, Inc	792
54,512	e	Idearc, Inc	198
43,832		KT&G Corp	3,435
150,000	e	Macquarie Infrastructure Co LLC	4,370
1,420,267		Marubeni Corp	10,344
17,499		Metro, Inc (Class A)	414
224,400		Nippon Oil Corp	1,400
5,641		Oriflame Cosmetics S.A.	375
3,497		East Asiatic Co Ltd A.S.	306
34,000	*	Reliance Industries Ltd	1,920
56,600		San-A Co Ltd	1,743
11,671		Suzuken Co Ltd	480
162,589		Sysco Corp	4,718
40,000	e*	Terra Industries, Inc	1,421
464,353		Unilever NV	15,593
251,000		Unilever NV	8,466
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	102,215

		TOTAL COMMON STOCKS	15,371,030
		(Cost $15,737,385)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

WARRANTS - 0.00%**

REAL ESTATE - 0.00%**
52,313	*	Cheuk Nang Holdings Ltd (Expires 4/30/08)			$1
556,400	*	SP Setia BHD (Expires 1/21/13)			118
		TOTAL REAL ESTATE			119

		TOTAL WARRANTS			119
		(Cost $51)

SHORT-TERM INVESTMENTS - 10.89%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.29%
44,900,000		Federal Home Loan Bank(FHLB)	0.000%	04/25/08	44,846
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			44,846

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.60%

CERTIFICATE OF DEPOSITS - 2.45%
		ABN Amro Bank NV Chicago			20,113
		Banco Bilbao Vizcaya			15,000
		Bank of Scotland plc			15,036
		Bank Scotland plc			18,005
		Barclays Bank plc			18,006
		Dexia Credit S.A.			30,000
		Fortis Bank			30,000
		Governor & Co.of The Bank			30,000
		HBOS plc			15,084
		Natixis			25,000
		Rabobank Nederland			35,003
		Societe Generale			18,007
		Societe Generale			30,000
		UBS AG.			15,084
		Unicredito Italiano SP			20,042
		Unicredito Italiano SP			30,000
		Westpac Banking Corp			15,000
		TOTAL CERTIFICATE OF DEPOSITS			379,380

COMMERCIAL PAPER - 0.82%
		Amstel Funding Corp			39,910
		Can Ast & Can Ltd			19,968
		Falcon Asset Co LLC			19,963
		Grampian Funding Ltd			17,855
		Grampian Funding Ltd			14,909
		Jupiter Co LLC			14,916
		TOTAL COMMERCIAL PAPER			127,521

MONEY MARKET INSTRUMENTS - 0.81%
		State Street Navigator Securities Lending Prime Portfolio			125,000
		TOTAL MONEY MARKET INSTRUMENTS			125,000

REPURCHASE AGREEMENTS - 2.97%
		Bank of America			37,634
		Bank of America			75,000
		BNP Bank			18,112

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
		(000)
	Deutsche Bank	$179,591
	Deutsche Bank	75,000
	Merrill Lynch & Co, Inc	75,000
	TOTAL REPURCHASE AGREEMENTS	460,337

VARIABLE NOTES - 3.55%
i	ARG Funding Corp	833
i	American Express Credit Account Master Trust	4,963
i	American Express Credit Account Master Trust	13,712
i	American Express Credit Account Master Trust	10,709
i	American Express Credit Account Master Trust	14,902
i	BA Credit Card Trust	14,720
i	BA Credit Card Trust	10,768
i	BA Credit Card Trust	10,000
i	Bank One Issuance Trust	4,889
i	Brunel Residential Mortgage Securitisation PLC	8,912
i	Capital One Multi-Asset Execution Trust	2,982
i	Capital One Multi-Asset Execution Trust	2,981
i	Capital One Multi-Asset Execution Trust	7,823
i	Capital One Multi-Asset Execution Trust	29,493
i	Capital One Multi-Asset Execution Trust	5,001
i	Chase Issuance Trust	4,897
i	Chase Issuance Trust	3,793
i	Chase Issuance Trust	8,696
i	Chase Issuance Trust	17,872
i	Citibank Credit Card Issuance Trust	19,538
i	Citibank Credit Card Issuance Trust	12,000
i	Discover Card Master Trust I	2,967
i	Discover Card Master Trust I	11,511
i	Discover Card Master Trust I	2,926
i	Discover Card Master Trust I	14,631
i	Discover Card Master Trust	9,935
i	Discover Card Master Trust	7,000
i	Discover Card Master Trust I	2,957
i	Discover Card Master Trust I	1,970
i	GE Dealer Floorplan Master Note Trust	6,929
i	GE Equipment Midticket LLC	7,620
i	General Electric Capital Corp	5,977
i	General Electric Capital Corp	3,954
i	General Electric Capital Corp	19,744
i	General Electric Capital Corp	9,983
i	General Electric Capital Corp	2,946
i	Granite Master Issuer PLC	6,739
i	Granite Master Issuer PLC	5,732
i	JPMorgan Chase & Co	21,951
i	JPMorgan Chase & Co	19,954
i	Medallion Trust	3,340
i	Nelnet Student Loan Trust	12,804
i	Nelnet Student Loan Trust	7,652
i	Nelnet Student Loan Trust	4,878
i	Permanent Master Issuer PLC	23,955
i	Permanent Financing PLC	16,607
i	Permanent Financing PLC	4,884
i	Puma Finance Ltd	7,424
i	SLM Student Loan Trust	9,855
i	SLM Student Loan Trust	7,880

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
		(000)
i	SLM Student Loan Trust	$29,041
i	Wachovia Student Loan Trust	11,850
i	Wachovia Corp	9,924
i	Wells Fargo & Co	7,948
i	World Omni Auto Receivables Trust	16,423
	TOTAL VARIABLE NOTES	549,375

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,641,613

	TOTAL SHORT-TERM INVESTMENTS	1,686,459
	(Cost $1,686,453)

	TOTAL PORTFOLIO - 110.11%	17,057,628
	(Cost $17,423,940)
	OTHER ASSETS & LIABILITIES, NET - (10.11%)	(1,566,620)

	NET ASSETS - 100.00%	$15,491,008

	The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
plc	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
	and may be resold in transactions exempt from registration
	to qualified institutional buyers.
	At March 31, 2008, the value of these securities amounted to $24,136,634 or 0.16% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

	Cost amounts are in thousands.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

	At March 31, 2008, the unrealized depreciation on investments was $366,311,628, consisting of
	gross unrealized appreciation of $1,218,462,238 and gross unrealized depreciation of $1,584,773,866.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country (Unaudited)
March 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$8,732,852,244	51.20%
TOTAL DOMESTIC	8,732,852,244	51.20

FOREIGN
AFGHANISTAN	5,941,150	0.04
ARGENTINA	2,060,814	0.01
AUSTRALIA	339,960,438	1.99
AUSTRIA	27,212,683	0.16
BELGIUM	48,417,229	0.28
BERMUDA	20,874,237	0.12
BRAZIL	44,689,389	0.26
CANADA	581,564,138	3.41
CHINA	96,209,092	0.56
CZECH REPUBLIC	1,526,507	0.01
DENMARK	46,036,988	0.27
FINLAND	116,835,888	0.69
FRANCE	1,041,275,153	6.11
GERMANY	760,335,566	4.46
GREECE	39,146,849	0.23
HONG KONG	145,822,403	0.86
INDIA	41,484,116	0.24
INDONESIA	30,522,522	0.18
IRELAND	24,382,422	0.14
ISRAEL	48,312,431	0.28
ITALY	276,387,393	1.62
JAPAN	1,081,070,102	6.34
KAZAKHSTAN	4,628,241	0.03
LUXEMBOURG	1,064,213	0.01
MALAYSIA	63,760,000	0.37
NETHERLANDS	275,403,543	1.62
NEW ZEALAND	2,535,594	0.01
NORWAY	57,377,965	0.34
PANAMA	6,453,605	0.04
PERU	2,295,680	0.01
PHILIPPINES	42,791,732	0.25
PORTUGAL	14,608,795	0.09
RUSSIA	64,864,312	0.38
SINGAPORE	151,309,512	0.89
SOUTH AFRICA	9,972,458	0.06
SOUTH KOREA	50,677,616	0.30
SPAIN	299,241,661	1.75
SWEDEN	96,011,091	0.56
SWITZERLAND	628,105,964	3.68
TAIWAN (REPUBLIC OF CHINA)	82,454,612	0.48
THAILAND	62,063,909	0.36
TURKEY	2,009,618	0.01
UNITED ARAB EMIRATES	2,270,500	0.01
UNITED KINGDOM	1,584,807,544	9.29
TOTAL FOREIGN	8,324,775,675	48.80
TOTAL PORTFOLIO	$17,057,627,919	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

			VALUE
SHARES			(000)

COMMON STOCKS - 98.88%

AMUSEMENT AND RECREATION SERVICES - 1.17%
881,588	*	Activision, Inc	$24,076
162,735	e	Nintendo Co Ltd	83,914
64,438	*	Penn National Gaming, Inc	2,818
992,067	*	Walt Disney Co	31,131
27,125	e	Warner Music Group Corp	135
		TOTAL AMUSEMENT AND RECREATION SERVICES	142,074

APPAREL AND ACCESSORY STORES - 0.64%
175,521		Abercrombie & Fitch Co (Class A)	12,838
271,000	*	Aeropostale, Inc	7,347
162,627		American Eagle Outfitters, Inc	2,847
42,273	*	AnnTaylor Stores Corp	1,022
155,606	*	Chico's FAS, Inc	1,106
83,839	e*	Hanesbrands, Inc	2,448
280,553	*	Kohl's Corp	12,033
272,732	e*	Limited Brands, Inc	4,664
504,839	e	Nordstrom, Inc	16,458
447,099		Ross Stores, Inc	13,395
100,165	*	Urban Outfitters, Inc	3,140
		TOTAL APPAREL AND ACCESSORY STORES	77,298

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
300,440		Guess ?, Inc	12,159
8,060		Liz Claiborne, Inc	146
48,608		Phillips-Van Heusen Corp	1,843
52,266		Polo Ralph Lauren Corp	3,047
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	17,195

AUTO REPAIR, SERVICES AND PARKING - 0.02%
182,411	e*	Hertz Global Holdings, Inc	2,200
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,200

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
82,598		Advance Auto Parts	2,812
65,226	*	Autozone, Inc	7,425
189,988	e*	Carmax, Inc	3,690
55,947	*	Copart, Inc	2,169
100,186	*	O'Reilly Automotive, Inc	2,857
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,953

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
110,710	e	Fastenal Co	5,085
851,013		Home Depot, Inc	23,803
2,703,810		Lowe's Cos, Inc	62,025
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	90,913

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
BUSINESS SERVICES - 12.66%
938,227		Accenture Ltd (Class A)	$32,997
51,336	e	Acxiom Corp	609
1,806,763	*	Adobe Systems, Inc	64,303
32,203	e*	Affiliated Computer Services, Inc (Class A)	1,614
23,413	e	Aircastle Ltd	263
141,494	e*	Akamai Technologies, Inc	3,985
68,006	*	Alliance Data Systems Corp	3,231
172,821	*	Amdocs Ltd	4,901
202,202	*	Autodesk, Inc	6,365
455,206		Automatic Data Processing, Inc	19,296
31,549	*	Avis Budget Group, Inc	335
362,010	*	BEA Systems, Inc	6,933
645,979	*	BMC Software, Inc	21,007
38,726		Brink's Co	2,602
342,465		CA, Inc	7,705
62,416	*	Cadence Design Systems, Inc	667
57,923	e*	Cerner Corp	2,159
62,176	*	ChoicePoint, Inc	2,960
166,419	*	Citrix Systems, Inc	4,881
36,357	e*	Clear Channel Outdoor Holdings, Inc (Class A)	691
250,322	*	Cognizant Technology Solutions Corp (Class A)	7,217
214,025	*	Compuware Corp	1,571
594,264	e*	DST Systems, Inc	39,067
2,705,440	*	eBay, Inc	80,730
269,432	*	Electronic Arts, Inc	13,450
251,612		Electronic Data Systems Corp	4,189
114,578		Equifax, Inc	3,951
708,000	*	Expedia, Inc	15,498
12,034,181		Experian Group Ltd	87,653
71,172	*	F5 Networks, Inc	1,293
38,065	e	Factset Research Systems, Inc	2,051
6,009		Fair Isaac Corp	129
141,863		Fidelity National Information Services, Inc	5,411
147,035	*	Fiserv, Inc	7,071
20,464	*	Getty Images, Inc	655
589,310	*	Google, Inc (Class A)	259,573
160,581	e*	HLTH Corp	1,532
152,596		IMS Health, Inc	3,206
250,943	e*	Interpublic Group of Cos, Inc	2,110
1,449,417	*	Intuit, Inc	39,149
155,731	*	Iron Mountain, Inc	4,118
1,562,384	*	Juniper Networks, Inc	39,060
228,172	e*	Kinetic Concepts, Inc	10,548
70,427	e*	Lamar Advertising Co (Class A)	2,530
158,030		Manpower, Inc	8,891
271,627	e	Mastercard, Inc (Class A)	60,570
140,594	*	McAfee, Inc	4,652
11,036,802		Microsoft Corp	313,224
44,424		MoneyGram International, Inc	83
110,022	*	Monster Worldwide, Inc	2,664
83,928	*	NAVTEQ Corp	5,707
18,331	*	NCR Corp	419
35,140	*	Novell, Inc	221
1,179,210		Omnicom Group, Inc	52,097
8,760,405	*	Oracle Corp	171,354
168,817	e*	Red Hat, Inc	3,105

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
127,625		Robert Half International, Inc	$3,285
82,798	e*	Salesforce.com, Inc	4,792
357,529	*	Sun Microsystems, Inc	5,552
281,755	*	Symantec Corp	4,683
596,980	*	Synopsys, Inc	13,557
169,522		Total System Services, Inc	4,011
189,063	e*	VeriSign, Inc	6,284
214,960	*	Visa, Inc (Class A)	13,405
27,400	e*	VMware, Inc (Class A)	1,173
253,288		Waste Management, Inc	8,500
7,776	e*	WebMD Health Corp (Class A)	183
1,050,486	*	Yahoo!, Inc	30,391
		TOTAL BUSINESS SERVICES	1,538,069

CHEMICALS AND ALLIED PRODUCTS - 13.01%
2,004,241	*	Abbott Laboratories	110,534
5,637	*	Abraxis Bioscience, Inc	333
299,447		Air Products & Chemicals, Inc	27,549
67,811		Albemarle Corp	2,476
10,880		Alberto-Culver Co	298
674,989	*	Amgen, Inc	28,201
22,548	e*	APP Pharmaceuticals, Inc	272
73,250		Avery Dennison Corp	3,608
1,442,763	*	Avon Products, Inc	57,047
95,418	*	Barr Pharmaceuticals, Inc	4,610
260,651	*	Biogen Idec, Inc	16,080
1,709,604		Bristol-Myers Squibb Co	36,415
41,929		Cabot Corp	1,174
500,394		Celanese Corp (Series A)	19,540
57,958	e*	Cephalon, Inc	3,732
81,000		CF Industries Holdings, Inc	8,393
19,341	*	Charles River Laboratories International, Inc	1,140
16,100		Chemtura Corp	118
52,060	e	Church & Dwight Co, Inc	2,824
564,291		Clorox Co	31,961
761,121		Colgate-Palmolive Co	59,299
853,864	*	Du Pont (E.I.) de Nemours & Co	39,927
149,753		Ecolab, Inc	6,504
421,845	*	Eli Lilly & Co	21,763
96,059	e	Estee Lauder Cos (Class A)	4,404
276,711	*	Forest Laboratories, Inc	11,071
1,594,636	*	Genentech, Inc	129,453
229,137	*	Genzyme Corp	17,080
2,418,581	*	Gilead Sciences, Inc	124,629
134,120	*	Hospira, Inc	5,736
54,042	*	Idexx Laboratories, Inc	2,662
52,035	*	ImClone Systems, Inc	2,207
53,240		International Flavors & Fragrances, Inc	2,345
202,646	*	Invitrogen Corp	17,320
161,077		Lubrizol Corp	8,941
4,315,281		Merck & Co, Inc	163,765
155,200	*	Millennium Pharmaceuticals, Inc	2,399
1,613,622		Monsanto Co	179,919
286,212	*	Mosaic Co	29,365
954,108	e	Mylan Laboratories, Inc	11,068
128,346		Nalco Holding Co	2,715

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
48,452	*	NBTY, Inc	$1,451
1,070,657		Novartis AG. (ADR)	54,850
103,326	e*	PDL BioPharma, Inc	1,094
867,310		Praxair, Inc	73,053
1,317,453	*	Procter & Gamble Co	92,314
65,787	e	Rohm & Haas Co	3,558
89,281	e	RPM International, Inc	1,870
2,190,629		Schering-Plough Corp	31,567
6,191		Scotts Miracle-Gro Co (Class A)	201
93,213	*	Sepracor, Inc	1,820
89,822	e	Sherwin-Williams Co	4,584
33,422		Sigma-Aldrich Corp	1,994
1,733,050		Teva Pharmaceutical Industries Ltd (ADR)	80,050
10,252		Valspar Corp	203
70,050	*	VCA Antech, Inc	1,916
115,562	e*	Vertex Pharmaceuticals, Inc	2,761
78,254	e*	Warner Chilcott Ltd (Class A)	1,409
50,303	*	Watson Pharmaceuticals, Inc	1,475
614,743		Wyeth	25,672
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,580,719

COAL MINING - 0.48%
125,029		Arch Coal, Inc	5,439
158,351		Consol Energy, Inc	10,956
71,764		Massey Energy Co	2,619
230,646	e	Peabody Energy Corp	11,763
583,560	e	Sasol Ltd (ADR)	28,239
		TOTAL COAL MINING	59,016

COMMUNICATIONS - 1.03%
345,599	*	American Tower Corp (Class A)	13,551
64,288	*	Cablevision Systems Corp (Class A)	1,378
27,197	e*	Central European Media Enterprises Ltd (Class A)	2,318
48,768		Citizens Communications Co	512
91,600		Clear Channel Communications, Inc	2,676
1,573,254		Comcast Corp (Class A)	30,427
165,567	*	Crown Castle International Corp	5,710
42,661	*	CTC Media, Inc	1,184
979,153	*	DIRECTV Group, Inc	24,273
182,095	*	DISH Network Corp (Class A)	5,232
68,850		Global Payments, Inc	2,848
8,336	*	IAC/InterActiveCorp	173
42,100	e*	Leap Wireless International, Inc	1,962
1,353,783	e*	Level 3 Communications, Inc	2,870
152,668	e*	Liberty Global, Inc (Class A)	5,203
313,173	*	Liberty Media Holding Corp (Interactive A)	5,055
53,392	*	MetroPCS Communications, Inc	908
65,254	e*	NeuStar, Inc (Class A)	1,728
151,494	*	NII Holdings, Inc	4,814
94,626	e*	SBA Communications Corp (Class A)	2,823
39,677		Telephone & Data Systems, Inc	1,558
74,948	*	Time Warner Cable, Inc (Class A)	1,872
5,714	*	US Cellular Corp	314
232,001		Windstream Corp	2,772
243,927	*	XM Satellite Radio Holdings, Inc (Class A)	2,834
		TOTAL COMMUNICATIONS	124,995

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
DEPOSITORY INSTITUTIONS - 1.37%
14,231		Bank of Hawaii Corp	$705
697,444		Bank of New York Mellon Corp	29,104
13,207	e	Capitol Federal Financial	495
189,620		Hudson City Bancorp, Inc	3,353
283,192		JPMorgan Chase & Co	12,163
330,914		Northern Trust Corp	21,996
130,592		People's United Financial, Inc	2,261
453,316		State Street Corp	35,812
84,979	e	Synovus Financial Corp	940
15,200	e	TFS Financial Corp	183
18,636		Toronto-Dominion Bank	1,143
2,737,537		Western Union Co	58,227
		TOTAL DEPOSITORY INSTITUTIONS	166,382

EATING AND DRINKING PLACES - 0.86%
90,366		Brinker International, Inc	1,676
56,744		Burger King Holdings, Inc	1,570
64,204	e*	Cheesecake Factory	1,399
694,792		Darden Restaurants, Inc	22,615
571,054	*	McDonald's Corp	31,848
644,331	*	Starbucks Corp	11,276
166,533	e	Tim Hortons, Inc	5,670
75,164		Wendy's International, Inc	1,733
722,115		Yum! Brands, Inc	26,870
		TOTAL EATING AND DRINKING PLACES	104,657

EDUCATIONAL SERVICES - 0.07%
124,544	*	Apollo Group, Inc (Class A)	5,380
85,582	e*	Career Education Corp	1,089
35,200	e*	ITT Educational Services, Inc	1,617
		TOTAL EDUCATIONAL SERVICES	8,086

ELECTRIC, GAS, AND SANITARY SERVICES - 1.46%
584,702	*	AES Corp	9,747
145,119		Allegheny Energy, Inc	7,328
1,032,140	*	Allied Waste Industries, Inc	11,157
9,414		Aqua America, Inc	177
275,461		Centerpoint Energy, Inc	3,931
354,717		Constellation Energy Group, Inc	31,311
103,270	e*	Covanta Holding Corp	2,840
55,108	e	DPL, Inc	1,413
44,094	*	Dynegy, Inc (Class A)	348
263,863		Exelon Corp	21,444
437,527	*	FPL Group, Inc	27,450
128,247	*	Mirant Corp	4,667
483,630	e*	NRG Energy, Inc	18,857
248,361		PPL Corp	11,405
50,268		Questar Corp	2,843
126,619		Republic Services, Inc	3,702
26,121		Sierra Pacific Resources	330
74,012	*	Stericycle, Inc	3,812
434,899		Williams Cos, Inc	14,343
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	177,105

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.33%
464,000		ABB Ltd	$12,456
210,526	e*	Advanced Micro Devices, Inc	1,240
267,779		Altera Corp	4,935
93,862		Ametek, Inc	4,122
156,500		Amphenol Corp (Class A)	5,830
262,222		Analog Devices, Inc	7,741
1,309,381	*	Apple Computer, Inc	187,896
534,316	*	Avnet, Inc	17,488
5,796	e	AVX Corp	74
409,675	*	Broadcom Corp (Class A)	7,894
74,520	e*	Ciena Corp	2,297
10,779,403	*	Cisco Systems, Inc	259,676
187,456		Cooper Industries Ltd (Class A)	7,526
274,542	e*	Cree, Inc	7,676
140,301	*	Cypress Semiconductor Corp	3,313
35,136	*	Dolby Laboratories, Inc (Class A)	1,274
123,050		Eaton Corp	9,803
35,479	e*	EchoStar Corp (Class A)	1,048
35,751	*	Energizer Holdings, Inc	3,235
41,301	*	Fairchild Semiconductor International, Inc	492
90,531	*	First Solar, Inc	20,925
52,075		Harman International Industries, Inc	2,267
117,768		Harris Corp	5,715
1,092,740		Honeywell International, Inc	61,652
53,832	*	Integrated Device Technology, Inc	481
10,345,700		Intel Corp	219,122
15,022	*	International Rectifier Corp	323
64,584		Intersil Corp (Class A)	1,658
32,473	e*	Jarden Corp	706
101,704	*	JDS Uniphase Corp	1,362
214,473		L-3 Communications Holdings, Inc	23,451
25,972		Lincoln Electric Holdings, Inc	1,675
193,829	e	Linear Technology Corp	5,949
361,935	e*	LSI Logic Corp	1,792
413,772	*	Marvell Technology Group Ltd	4,502
2,030,527		Maxim Integrated Products, Inc	41,403
432,079	*	MEMC Electronic Materials, Inc	30,634
164,548	e	Microchip Technology, Inc	5,386
215,864	e*	Micron Technology, Inc	1,289
64,040		Molex, Inc	1,483
222,392		National Semiconductor Corp	4,074
297,612	*	NetApp, Inc	5,967
290,000		Nokia Oyj (ADR)	9,231
65,656	e*	Novellus Systems, Inc	1,382
1,011,594	*	Nvidia Corp	20,019
107,861	*	QLogic Corp	1,656
4,017,644		Qualcomm, Inc	164,723
84,524		RadioShack Corp	1,374
70,039	e*	Rambus, Inc	1,633
445,000	e*	Renewable Energy Corp AS	12,409
1,096,834	*	Research In Motion Ltd	123,098
113,100	*	Sanmina-SCI Corp	183
46,108	e*	Silicon Laboratories, Inc	1,454
1,290,631	e*	Sirius Satellite Radio, Inc	3,691
21,503	e*	Sunpower Corp (Class A)	1,602

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,155,403	*	Texas Instruments, Inc	$32,663
51,527	*	Thomas & Betts Corp	1,874
69,641	*	Varian Semiconductor Equipment Associates, Inc	1,960
30,795	*	Vishay Intertechnology, Inc	279
49,318	e	Whirlpool Corp	4,280
259,502		Xilinx, Inc	6,163
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,377,506

ENGINEERING AND MANAGEMENT SERVICES - 1.79%
114,279	e*	Amylin Pharmaceuticals, Inc	3,338
1,634,389	*	Celgene Corp	100,172
31,543	e	Corporate Executive Board Co	1,277
77,115		Fluor Corp	10,886
26,894	*	Genpact Ltd	329
45,620	*	Gen-Probe, Inc	2,199
52,619	*	Hewitt Associates, Inc (Class A)	2,093
506,836	*	Jacobs Engineering Group, Inc	37,298
475,980	*	McDermott International, Inc	26,093
187,169	e	Moody's Corp	6,519
296,536		Paychex, Inc	10,159
126,628		Quest Diagnostics, Inc	5,732
64,153	*	Shaw Group, Inc	3,024
247,834	*	URS Corp	8,102
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	217,221

FABRICATED METAL PRODUCTS - 0.43%
24,008	*	Alliant Techsystems, Inc	2,486
89,312		Ball Corp	4,103
142,127	*	Crown Holdings, Inc	3,576
500,985		Illinois Tool Works, Inc	24,162
241,000		Parker Hannifin Corp	16,694
23,027		Stanley Works	1,097
		TOTAL FABRICATED METAL PRODUCTS	52,118

FOOD AND KINDRED PRODUCTS - 2.59%
393,449	*	Anheuser-Busch Cos, Inc	18,669
115,816		Campbell Soup Co	3,932
1,615,849		Coca-Cola Co	98,357
72,468		General Mills, Inc	4,339
157,056		H.J. Heinz Co	7,377
59,882	e*	Hansen Natural Corp	2,114
103,342	e	Hershey Co	3,893
136,017		Kellogg Co	7,149
73,205		McCormick & Co, Inc	2,707
211,069		Pepsi Bottling Group, Inc	7,157
1,972,565	*	PepsiCo, Inc	142,419
336,217		Sara Lee Corp	4,700
181,905		Wrigley (Wm.) Jr Co	11,431
		TOTAL FOOD AND KINDRED PRODUCTS	314,244

FOOD STORES - 0.32%
1,352,596		Kroger Co	34,356
24,792	e*	Panera Bread Co (Class A)	1,038
122,318	e	Whole Foods Market, Inc	4,033
		TOTAL FOOD STORES	39,427

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
FORESTRY - 0.00%**
3,075		Rayonier, Inc	$134
		TOTAL FORESTRY	134

FURNITURE AND FIXTURES - 0.13%
8,515	*	Hillenbrand Industries, Inc	407
42,889	e	HNI Corp	1,153
410,329		Johnson Controls, Inc	13,869
16,690		Masco Corp	331
		TOTAL FURNITURE AND FIXTURES	15,760

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
228,454	*	Bed Bath & Beyond, Inc	6,739
78,771	e	Circuit City Stores, Inc	314
355,271	*	GameStop Corp (Class A)	18,371
53,765		Steelcase, Inc (Class A)	595
77,326	e	Williams-Sonoma, Inc	1,874
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	27,893

GENERAL BUILDING CONTRACTORS - 0.09%
1,873		Centex Corp	45
1,422	*	NVR, Inc	850
60,276	e	Pulte Homes, Inc	877
275,891	e	Ryland Group, Inc	9,074
		TOTAL GENERAL BUILDING CONTRACTORS	10,846

GENERAL MERCHANDISE STORES - 2.55%
79,523	e*	Big Lots, Inc	1,773
525,788		Costco Wholesale Corp	34,161
122,224		Family Dollar Stores, Inc	2,384
488,871		JC Penney Co, Inc	18,435
432,000		Macy's, Inc	9,962
106,034	e*	Saks, Inc	1,322
743,001		Target Corp	37,655
2,343,984		TJX Cos, Inc	77,516
2,401,601		Wal-Mart Stores, Inc	126,516
		TOTAL GENERAL MERCHANDISE STORES	309,724

HEALTH SERVICES - 1.61%
66,704		AmerisourceBergen Corp	2,734
9,386	e	Brookdale Senior Living, Inc	224
642,016		Cigna Corp	26,047
6,375	e*	Community Health Systems, Inc	214
53,962	*	Covance, Inc	4,477
126,301	*	Coventry Health Care, Inc	5,096
92,091	*	DaVita, Inc	4,398
49,784	e*	Edwards Lifesciences Corp	2,218
507,236	*	Express Scripts, Inc	32,625
96,915	*	Laboratory Corp of America Holdings	7,141
306,840	*	Lincare Holdings, Inc	8,625
443,405		McKesson Corp	23,221
1,002,296	*	Medco Health Solutions, Inc	43,891
16,143	e	Omnicare, Inc	293
42,564	*	Pediatrix Medical Group, Inc	2,869
88,258		Pharmaceutical Product Development, Inc	3,698
328,125	e*	Tenet Healthcare Corp	1,857

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
9,490		Universal Health Services, Inc (Class B)	$510
585,349	*	WellPoint, Inc	25,831
		TOTAL HEALTH SERVICES	195,969

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
103,000		Bouygues S.A.	6,543
123,134	*	Foster Wheeler Ltd	6,972
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	13,515

HOLDING AND OTHER INVESTMENT OFFICES - 0.73%
142,923	*	Affiliated Managers Group, Inc	12,969
4,489		Apartment Investment & Management Co (Class A)	161
95,486		Duke Realty Corp	2,178
9,097	e	Essex Property Trust, Inc	1,037
26,167	e	Federal Realty Investment Trust	2,040
102,697		General Growth Properties, Inc	3,920
9,595		Health Care REIT, Inc	433
423,700		iShares Russell 1000 Growth Index Fund	23,066
29,045	e	Kilroy Realty Corp	1,426
62,087		Macerich Co	4,363
12,596		Plum Creek Timber Co, Inc	513
196,774		Prologis	11,582
8,220		Public Storage, Inc	728
105,714		Simon Property Group, Inc	9,822
26,800		Taubman Centers, Inc	1,396
115,823		UDR, Inc	2,840
116,898		Ventas, Inc	5,250
52,139		WABCO Holdings, Inc	2,379
66,005	e	Weingarten Realty Investors	2,273
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	88,376

HOTELS AND OTHER LODGING PLACES - 0.55%
49,200	e	Boyd Gaming Corp	984
30,283	e	Choice Hotels International, Inc	1,033
91,111	e*	Las Vegas Sands Corp	6,709
262,791	e	Marriott International, Inc (Class A)	9,030
576,933	e*	MGM Mirage	33,906
35,628		Orient-Express Hotels Ltd (Class A)	1,538
164,159		Starwood Hotels & Resorts Worldwide, Inc	8,495
10,984		Wyndham Worldwide Corp	227
48,247		Wynn Resorts Ltd	4,856
		TOTAL HOTELS AND OTHER LODGING PLACES	66,778

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.13%
155,747	*	AGCO Corp	9,326
44,277		Alstom RGPT	9,599
2,232,216		Applied Materials, Inc	43,551
29,146	e	Black & Decker Corp	1,927
341,836	e*	Brocade Communications Systems, Inc	2,495
13,782	e	Carlisle Cos, Inc	461
556,423		Caterpillar, Inc	43,562
414,342		Cummins, Inc	19,400
290,878		Deere & Co	23,398
1,973,419	*	Dell, Inc	39,311
57,079		Diebold, Inc	2,143
67,472		Donaldson Co, Inc	2,718

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
55,408		Dover Corp	$2,315
75,724	*	Dresser-Rand Group, Inc	2,329
2,780,987	*	EMC Corp	39,879
44,876		Flowserve Corp	4,684
113,272	*	FMC Technologies, Inc	6,444
130,000	*	Gardner Denver, Inc	4,823
4,165,380	d*	General Electric Co	154,161
56,064		Graco, Inc	2,033
109,605	*	Grant Prideco, Inc	5,395
4,276,674	*	Hewlett-Packard Co	195,273
69,072		IDEX Corp	2,120
16,621		Ingersoll-Rand Co Ltd (Class A)	741
1,529,300	*	International Business Machines Corp	176,084
1,614,594		International Game Technology	64,923
19,001		ITT Industries, Inc	984
100,877		Jabil Circuit, Inc	954
306,668		Joy Global, Inc	19,982
38,937		Kennametal, Inc	1,146
340,703	*	Lam Research Corp	13,022
6,500		Lennox International, Inc	234
44,406	*	Lexmark International, Inc (Class A)	1,364
521,890	e	Manitowoc Co, Inc	21,293
98,160		Pall Corp	3,442
15,475	*	Riverbed Technology, Inc	230
130,700		Rockwell Automation, Inc	7,505
116,780	*	SanDisk Corp	2,636
54,207	e*	Scientific Games Corp (Class A)	1,144
433,971		Seagate Technology, Inc	9,087
108,879	m,v	Seagate Technology, Inc	-	^
18,331	*	Teradata Corp	404
330,704	*	Terex Corp	20,669
34,996	e	Toro Co	1,448
157,917		Trane, Inc	7,248
109,044	*	Varian Medical Systems, Inc	5,108
52,484	e*	VeriFone Holdings, Inc	833
290,433	*	Western Digital Corp	7,853
61,412	*	Zebra Technologies Corp (Class A)	2,046
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	987,727

INSTRUMENTS AND RELATED PRODUCTS - 5.97%
49,491	e*	Advanced Medical Optics, Inc	1,005
1,320,164	*	Agilent Technologies, Inc	39,380
193,234		Alcon, Inc	27,488
855,394		Allergan, Inc	48,236
318,631		Applera Corp (Applied Biosystems Group)	10,470
89,525		Bard (C.R.), Inc	8,630
716,850		Baxter International, Inc	41,448
44,278		Beckman Coulter, Inc	2,858
212,844		Becton Dickinson & Co	18,273
14,465	e	Cooper Cos, Inc	498
213,274	e	Danaher Corp	16,215
133,182		Dentsply International, Inc	5,141
951		DRS Technologies, Inc	55
2,697,910		Emerson Electric Co	138,834
709,168	e*	Flir Systems, Inc	21,339
98,912	e	Garmin Ltd	5,342

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
579,546	*	Hologic, Inc	$32,223
32,319	*	Intuitive Surgical, Inc	10,483
1,234,609		Johnson & Johnson	80,089
157,336	e	Kla-Tencor Corp	5,837
1,002,841		Medtronic, Inc	48,507
113,845	*	Mettler-Toledo International, Inc	11,057
47,324	e*	Millipore Corp	3,190
51,336		National Instruments Corp	1,342
24,111		PerkinElmer, Inc	585
157,215		Pitney Bowes, Inc	5,506
68,344	e*	Resmed, Inc	2,883
146,353		Rockwell Collins, Inc	8,364
76,933	e	Roper Industries, Inc	4,573
582,664	*	St. Jude Medical, Inc	25,165
263,471		Stryker Corp	17,139
32,455	*	Techne Corp	2,186
77,730	*	Teradyne, Inc	965
592,487	*	Thermo Electron Corp	33,677
102,910	e*	Trimble Navigation Ltd	2,942
343,430	*	Waters Corp	19,129
310,397	*	Zimmer Holdings, Inc	24,168
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	725,222

INSURANCE AGENTS, BROKERS AND SERVICE - 0.02%
97,534	e	Brown & Brown, Inc	1,695
17,847	e	Gallagher (Arthur J.) & Co	422
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,117

INSURANCE CARRIERS - 2.31%
402,756		ACE Ltd	22,176
1,058,023		Aetna, Inc	44,532
760,310		Aflac, Inc	49,382
137,826		American International Group, Inc	5,961
135,000	*	Arch Capital Group Ltd	9,270
516,000		Axis Capital Holdings Ltd	17,534
1,135		CNA Financial Corp	29
8,296		Erie Indemnity Co (Class A)	425
867		Hanover Insurance Group, Inc	36
41,525		HCC Insurance Holdings, Inc	942
97,244	*	Health Net, Inc	2,995
403,078	*	Humana, Inc	18,082
777,580	*	Lincoln National Corp	40,434
10,977		PartnerRe Ltd	838
36,718	*	Philadelphia Consolidated Holding Co	1,182
12,502		Principal Financial Group	697
210,840		Prudential Financial, Inc	16,498
8,316		Transatlantic Holdings, Inc	552
192,000		Travelers Cos, Inc	9,187
1,089,558		UnitedHealth Group, Inc	37,437
36,523		W.R. Berkley Corp	1,011
36,085	e*	WellCare Health Plans, Inc	1,406
17,986		XL Capital Ltd (Class A)	532
		TOTAL INSURANCE CARRIERS	281,138

LEATHER AND LEATHER PRODUCTS - 0.08%
305,692	*	Coach, Inc	9,217

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
66,789	e*	CROCS, Inc	$1,167
		TOTAL LEATHER AND LEATHER PRODUCTS	10,384

METAL MINING - 1.24%
798,843		Anglo American plc	48,007
109,232	e	Cleveland-Cliffs, Inc	13,088
728,000		Companhia Vale do Rio Doce (ADR)	25,218
39,636		Foundation Coal Holdings, Inc	1,995
402,777		Freeport-McMoRan Copper & Gold, Inc (Class B)	38,755
153,154		Newmont Mining Corp	6,938
22,384	e*	Patriot Coal Corp	1,051
157,027	e	Southern Copper Corp	16,304
		TOTAL METAL MINING	151,356

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
278,169		Hasbro, Inc	7,761
141,862		Mattel, Inc	2,823
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,584

MISCELLANEOUS RETAIL - 3.26%
1,241,130	*	Amazon.com, Inc	88,493
1,563	e	Barnes & Noble, Inc	48
679,913		Best Buy Co, Inc	28,189
56,486	e*	Coldwater Creek, Inc	285
4,217,147		CVS Corp	170,837
71,630	*	Dick's Sporting Goods, Inc	1,918
82,550	*	Dollar Tree, Inc	2,278
38,805	e	MSC Industrial Direct Co (Class A)	1,640
23,052	e*	Nutri/System, Inc	347
239,988	*	Office Depot, Inc	2,652
27,912		OfficeMax, Inc	534
110,729		Petsmart, Inc	2,263
2,672,428		Staples, Inc	59,087
110,829	e	Tiffany & Co	4,637
866,659		Walgreen Co	33,011
		TOTAL MISCELLANEOUS RETAIL	396,219

MOTION PICTURES - 0.87%
135,361	*	Discovery Holding Co (Class A)	2,872
46,141	*	DreamWorks Animation SKG, Inc (Class A)	1,190
2,811,963		News Corp (Class A)	52,724
51,400	e	Regal Entertainment Group (Class A)	992
444,638		Time Warner, Inc	6,234
1,062,978	*	Viacom, Inc (Class B)	42,115
		TOTAL MOTION PICTURES	106,127

NONDEPOSITORY INSTITUTIONS - 0.63%
1,041,433	*	American Express Co	45,532
3,802	e*	AmeriCredit Corp	38
75,625	e	CapitalSource, Inc	731
24,840		Discover Financial Services	407
172,295		Fannie Mae	4,535
48,690	e	First Marblehead Corp	363
225,414		Freddie Mac	5,708
36,625	e	GLG Partners, Inc	435
408,301	e	SLM Corp	6,267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
218,266		Textron, Inc	$12,096
		TOTAL NONDEPOSITORY INSTITUTIONS	76,112

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
60,000		Potash Corp of Saskatchewan	9,323
89,962	e	Vulcan Materials Co	5,974
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	15,297

OIL AND GAS EXTRACTION - 5.28%
525,341		Baker Hughes, Inc	35,986
252,549		BJ Services Co	7,200
414,146	*	Cameron International Corp	17,245
37,094	e*	Cheniere Energy, Inc	734
248,293		Chesapeake Energy Corp	11,459
22,243	*	CNX Gas Corp	718
11,300	*	Continental Resources, Inc	360
1,651,300	*	Denbury Resources, Inc	47,145
59,366		Diamond Offshore Drilling, Inc	6,910
120,486		ENSCO International, Inc	7,545
78,534		Equitable Resources, Inc	4,626
80,326	*	Global Industries Ltd	1,292
793,723		Halliburton Co	31,217
64,721	*	Helix Energy Solutions Group, Inc	2,039
217,827	*	Nabors Industries Ltd	7,356
868,288	*	National Oilwell Varco, Inc	50,691
231,856		Noble Corp	11,516
45,978	*	Oceaneering International, Inc	2,897
108,484	*	Pride International, Inc	3,791
86,962	*	Quicksilver Resources, Inc	3,177
127,313		Range Resources Corp	8,078
68,135		Rowan Cos, Inc	2,806
887,980		Saipem S.p.A.	35,945
1,933,876	*	Schlumberger Ltd	168,247
172,924		Smith International, Inc	11,107
296,836	*	Southwestern Energy Co	10,000
70,845	*	Superior Energy Services	2,807
63,387	e*	Tetra Technologies, Inc	1,004
32,728	e	Tidewater, Inc	1,804
316,251		Transocean, Inc	42,757
31,042	*	Unit Corp	1,758
16,129	e	W&T Offshore, Inc	550
292,990	*	Weatherford International Ltd	21,233
1,280,453		XTO Energy, Inc	79,209
		TOTAL OIL AND GAS EXTRACTION	641,209

PAPER AND ALLIED PRODUCTS - 0.11%
197,300	*	Domtar Corporation	1,348
163,617		Kimberly-Clark Corp	10,561
78,985		Packaging Corp of America	1,764
		TOTAL PAPER AND ALLIED PRODUCTS	13,673

PERSONAL SERVICES - 0.08%
90,458		Cintas Corp	2,582
277,859		H&R Block, Inc	5,768
29,875	e	Weight Watchers International, Inc	1,384
		TOTAL PERSONAL SERVICES	9,734

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
PETROLEUM AND COAL PRODUCTS - 2.38%
159,467		Apache Corp	$19,267
85,170		Cabot Oil & Gas Corp	4,330
394,768		Devon Energy Corp	41,186
1,242,622		Exxon Mobil Corp	105,101
198,586		Frontier Oil Corp	5,413
39,025	e	Holly Corp	1,694
21,384		Noble Energy, Inc	1,557
240,000	*	Occidental Petroleum Corp	17,561
142,000		Petroleo Brasileiro S.A. (ADR)	14,500
10,000	e*	SandRidge Energy, Inc	391
308,729		Suncor Energy, Inc	29,746
105,940		Sunoco, Inc	5,559
345,644		Tesoro Corp	10,369
649,988		Valero Energy Corp	31,921
13,289	e	Western Refining, Inc	179
		TOTAL PETROLEUM AND COAL PRODUCTS	288,774

PRIMARY METAL INDUSTRIES - 0.99%
96,475	e	AK Steel Holding Corp	5,250
88,045		Allegheny Technologies, Inc	6,283
23,648		Carpenter Technology Corp	1,324
52,297	e*	CommScope, Inc	1,822
2,273,012		Corning, Inc	54,643
44,073	e*	General Cable Corp	2,603
18,029		Hubbell, Inc (Class B)	788
58,323		Nucor Corp	3,951
119,096		Precision Castparts Corp	12,157
490,052		Steel Dynamics, Inc	16,191
59,627	e	Titanium Metals Corp	898
62,000		Vallourec	15,051
		TOTAL PRIMARY METAL INDUSTRIES	120,961

PRINTING AND PUBLISHING - 0.16%
49,207		Dun & Bradstreet Corp	4,004
28,579	e	Harte-Hanks, Inc	391
45,207		John Wiley & Sons, Inc (Class A)	1,795
279,977		McGraw-Hill Cos, Inc	10,345
42,152		Meredith Corp	1,612
9,700	*	MSCI, Inc	289
30,761	e	New York Times Co (Class A)	581
		TOTAL PRINTING AND PUBLISHING	19,017

RAILROAD TRANSPORTATION - 0.92%
291,562		Burlington Northern Santa Fe Corp	26,888
154,628		CSX Corp	8,670
38,353	e*	Kansas City Southern Industries, Inc	1,538
458,809		Norfolk Southern Corp	24,923
398,006		Union Pacific Corp	49,902
		TOTAL RAILROAD TRANSPORTATION	111,921

REAL ESTATE - 0.09%
150,149	e*	CB Richard Ellis Group, Inc (Class A)	3,249
61,698		Forest City Enterprises, Inc (Class A)	2,271
27,752	e	Jones Lang LaSalle, Inc	2,146

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
80,101	e	St. Joe Co	$3,439
		TOTAL REAL ESTATE	11,105

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
93,000		Bayer AG.	7,453
203,236	*	Goodyear Tire & Rubber Co	5,243
122,053		Newell Rubbermaid, Inc	2,791
563,379		Nike, Inc (Class B)	38,310
18,061		Sealed Air Corp	456
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	54,253

SECURITY AND COMMODITY BROKERS - 2.92%
91,267	e	BlackRock, Inc	18,635
120,974		Broadridge Financial Solutions, Inc	2,129
5,109,340		Charles Schwab Corp	96,209
71,450		CME Group, Inc	33,517
107,312	*	Corrections Corp of America	2,953
111,138	e*	E*Trade Financial Corp	429
90,265		Eaton Vance Corp	2,754
76,195		Federated Investors, Inc (Class B)	2,984
145,026		Franklin Resources, Inc	14,066
234,968		Goldman Sachs Group, Inc	38,861
61,599	*	IntercontinentalExchange, Inc	8,039
666,000	e	Invesco Ltd	16,224
103,564	*	Investment Technology Group, Inc	4,783
110,424		Janus Capital Group, Inc	2,569
795,924	e	Lazard Ltd (Class A)	30,404
46,412		Legg Mason, Inc	2,598
208,690	e	Merrill Lynch & Co, Inc	8,502
44,100	*	MF Global Ltd	437
251,721		Morgan Stanley	11,504
322,841	*	Nasdaq Stock Market, Inc	12,481
80,570	e	Nymex Holdings, Inc	7,302
324,363	e	NYSE Euronext	20,016
110,230		SEI Investments Co	2,722
232,520		T Rowe Price Group, Inc	11,626
216,945	*	TD Ameritrade Holding Corp	3,582
		TOTAL SECURITY AND COMMODITY BROKERS	355,326

SPECIAL TRADE CONTRACTORS - 0.03%
142,989	e*	Quanta Services, Inc	3,313
		TOTAL SPECIAL TRADE CONTRACTORS	3,313

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
585,484		3M Co	46,341
38,573	e	Eagle Materials, Inc	1,371
120,380	e	Gentex Corp	2,065
411,088	*	Owens-Illinois, Inc	23,198
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	72,975

TOBACCO PRODUCTS - 1.55%
2,297,788		Altria Group, Inc	51,011
237,854		Loews Corp (Carolina Group)	17,256
2,294,388	*	Philip Morris International, Inc	116,050
72,079	e	UST, Inc	3,930
		TOTAL TOBACCO PRODUCTS	188,247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
TRANSPORTATION BY AIR - 0.26%
206,090	e*	AMR Corp	$1,859
84,330	e*	Continental Airlines, Inc (Class B)	1,622
14,323	e	Copa Holdings S.A. (Class A)	546
255,296	e*	Delta Air Lines, Inc	2,195
224,308		FedEx Corp	20,787
156,051	*	Northwest Airlines Corp	1,403
133,193		Southwest Airlines Co	1,651
57,789	e	UAL Corp	1,244
		TOTAL TRANSPORTATION BY AIR	31,307

TRANSPORTATION EQUIPMENT - 2.57%
100,815	e	Autoliv, Inc	5,061
398,562	*	BE Aerospace, Inc	13,930
1,045,701		Boeing Co	77,769
49,087		General Dynamics Corp	4,092
238,965		Goodrich Corp	13,743
210,481		Harley-Davidson, Inc	7,893
73,544		Harsco Corp	4,073
549,809		Lockheed Martin Corp	54,596
220,541		Northrop Grumman Corp	17,160
65,498	e	Oshkosh Truck Corp	2,376
322,966		Paccar, Inc	14,534
112,197	*	Pactiv Corp	2,941
521,369		Raytheon Co	33,686
51,222	*	Spirit Aerosystems Holdings, Inc (Class A)	1,136
27,555	e	Thor Industries, Inc	820
61,329	e	Trinity Industries, Inc	1,634
827,249		United Technologies Corp	56,931
		TOTAL TRANSPORTATION EQUIPMENT	312,375

TRANSPORTATION SERVICES - 0.15%
146,963		CH Robinson Worldwide, Inc	7,995
185,933		Expeditors International Washington, Inc	8,400
17,328	e	GATX Corp	677
82,429		UTI Worldwide, Inc	1,655
		TOTAL TRANSPORTATION SERVICES	18,727

TRUCKING AND WAREHOUSING - 0.40%
31,621		Con-way, Inc	1,565
76,975	e	J.B. Hunt Transport Services, Inc	2,419
46,682		Landstar System, Inc	2,435
586,147		United Parcel Service, Inc (Class B)	42,800
		TOTAL TRUCKING AND WAREHOUSING	49,219

WATER TRANSPORTATION - 0.34%
157,360		Carnival Corp	6,370
43,258	e	Frontline Ltd	1,991
45,280	*	Kirby Corp	2,581
911,250	e	Royal Caribbean Cruises Ltd	29,980
		TOTAL WATER TRANSPORTATION	40,922

WHOLESALE TRADE-DURABLE GOODS - 0.14%
58,789	*	Arrow Electronics, Inc	1,978
20,770		BorgWarner, Inc	894

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
37,161	e	Martin Marietta Materials, Inc			$3,945
112,964	e*	Patterson Cos, Inc			4,101
46,374	e	Pool Corp			876
6,230		Reliance Steel & Aluminum Co			373
49,757		W.W. Grainger, Inc			3,801
40,542	e*	WESCO International, Inc			1,479
		TOTAL WHOLESALE TRADE-DURABLE GOODS			17,447

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
64,163		Airgas, Inc			2,917
31,523	e*	Bare Escentuals, Inc			738
47,617		Brown-Forman Corp (Class B)			3,153
316,742		Cardinal Health, Inc			16,632
7,000		Dean Foods Co			141
115,835	*	Endo Pharmaceuticals Holdings, Inc			2,773
76,421	e*	Henry Schein, Inc			4,387
40,445		Herbalife Ltd			1,921
535,500		Sysco Corp			15,540
186,000	e*	Terra Industries, Inc			6,609
28,599	e*	Tractor Supply Co			1,130
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			55,941

		TOTAL COMMON STOCKS			12,015,902
		(Cost $12,132,768)
PRINCIPAL

SHORT-TERM INVESTMENTS - 5.87%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.78%
$ 18,080,000		Federal Home Loan Bank (FHLB)	0.000%	04/01/08	18,080
76,240,000		(FHLB)	0.000	04/25/08	76,149
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			94,229

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.09%
618,684,275		State Street Navigator Securities Lending Prime Portfolio			618,684
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			618,684

		TOTAL SHORT-TERM INVESTMENTS			712,913
		(Cost $712,899)

		TOTAL PORTFOLIO - 104.75%			12,728,815
		(Cost $12,845,667)
		OTHER ASSETS & LIABILITIES, NET - (4.75%)			(576,905)

		NET ASSETS - 100.00%			$12,151,910

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt.
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements.
	e	All or a portion of these securities are out on loan.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2008, the unrealized depreciation on investments was $116,851,549, consisting of gross unrealized appreciation of $847,337,878 and gross unrealized depreciation of $964,189,427.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	APPRECIATION

E-mini S&P 500 Index	995	$ 65,869,000	June 2008	$ 719,165

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country (Unaudited)
March 31, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$11,968,637,173	94.03%
TOTAL DOMESTIC	11,968,637,173	94.03

FOREIGN
BERMUDA	22,175,745	0.17
BRAZIL	39,717,540	0.31
CANADA	168,980,883	1.33
CZECH REPUBLIC	2,318,000	0.02
FINLAND	9,230,700	0.07
FRANCE	31,193,830	0.25
GERMANY	7,452,768	0.06
ISRAEL	80,049,580	0.63
ITALY	35,944,648	0.28
JAPAN	83,914,316	0.66
NORWAY	12,408,809	0.10
PANAMA	6,915,782	0.05
RUSSIA	1,183,843	0.01
SOUTH AFRICA	28,238,469	0.22
SWITZERLAND	94,793,482	0.74
UNITED KINGDOM	135,659,629	1.07
TOTAL FOREIGN	760,178,024	5.97
TOTAL PORTFOLIO	$12,728,815,197	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

			VALUE
SHARES			(000)

COMMON STOCKS - 99.39%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
30,203	e*	Chiquita Brands International, Inc	$698
		TOTAL AGRICULTURAL PRODUCTION-CROPS	698

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,280	e	Cal-Maine Foods, Inc	310
28,510	e	Pilgrim's Pride Corp	577
269	e	Seaboard Corp	421
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,308

AGRICULTURAL SERVICES - 0.00%**
8,402	e*	Cadiz, Inc	129
		TOTAL AGRICULTURAL SERVICES	129

AMUSEMENT AND RECREATION SERVICES - 0.59%
204,299	*	Activision, Inc	5,579
37,655	e*	Bally Technologies, Inc	1,293
6,588		Churchill Downs, Inc	311
9,373	e	Dover Downs Gaming & Entertainment, Inc	80
24,506		International Speedway Corp (Class A)	1,010
16,338	e*	Lakes Entertainment, Inc	72
22,402	e*	Leapfrog Enterprises, Inc	158
22,534	e*	Life Time Fitness, Inc	703
49,611	e*	Live Nation, Inc	602
26,149	e*	Magna Entertainment Corp	9
38,289	e*	Marvel Entertainment, Inc	1,026
14,684	e*	MTR Gaming Group, Inc	103
19,119	e*	Multimedia Games, Inc	102
51,861	*	Penn National Gaming, Inc	2,268
43,754	e*	Pinnacle Entertainment, Inc	560
51,146	e*	Six Flags, Inc	84
9,984	e	Speedway Motorsports, Inc	250
11,514	e*	Town Sports International Holdings, Inc	74
1,410,224	*	Walt Disney Co	44,253
32,215	e	Warner Music Group Corp	160
53,876		Westwood One, Inc	113
29,786	e*	WMS Industries, Inc	1,071
14,269	e	World Wrestling Entertainment, Inc	266
		TOTAL AMUSEMENT AND RECREATION SERVICES	60,147

APPAREL AND ACCESSORY STORES - 0.54%
62,025		Abercrombie & Fitch Co (Class A)	4,536
47,661	*	Aeropostale, Inc	1,292
131,782		American Eagle Outfitters, Inc	2,308
38,719	*	AnnTaylor Stores Corp	936
16,896	e	Bebe Stores, Inc	182
32,106	e	Brown Shoe Co, Inc	484
10,318	e	Buckle, Inc	462

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,748	*	Cache, Inc	$99
38,598	*	Carter's, Inc	623
25,746	e*	Casual Male Retail Group, Inc	108
21,208		Cato Corp (Class A)	317
18,007	*	Charlotte Russe Holding, Inc	312
84,814	e*	Charming Shoppes, Inc	410
124,859	*	Chico's FAS, Inc	888
17,847	*	Children's Place Retail Stores, Inc	438
27,159	e	Christopher & Banks Corp	271
9,666	e*	Citi Trends, Inc	178
45,917	e*	Collective Brands, Inc	556
33,313	e*	Dress Barn, Inc	431
12,248	e*	DSW, Inc (Class A)	159
21,786	e*	Eddie Bauer Holdings, Inc	85
28,742	e	Finish Line, Inc (Class A)	137
110,542	e	Foot Locker, Inc	1,301
391,631		Gap, Inc	7,707
65,357	*	Hanesbrands, Inc	1,908
31,627	*	HOT Topic, Inc	136
27,725	e*	J Crew Group, Inc	1,225
15,736	e*	Jo-Ann Stores, Inc	232
12,803	e*	JOS A Bank Clothiers, Inc	262
226,975	*	Kohl's Corp	9,735
220,726	*	Limited Brands, Inc	3,774
15,006	e*	New York & Co, Inc	86
157,054		Nordstrom, Inc	5,120
49,497	*	Pacific Sunwear Of California, Inc	624
98,357		Ross Stores, Inc	2,947
5,056	e*	Shoe Carnival, Inc	68
30,798	e	Stage Stores, Inc	499
16,391	e	Talbots, Inc	177
17,529	e*	Tween Brands, Inc	434
18,524	e*	Under Armour, Inc (Class A)	678
81,421	e*	Urban Outfitters, Inc	2,553
60,082	e*	Wet Seal, Inc (Class A)	204
		TOTAL APPAREL AND ACCESSORY STORES	54,882

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
9,339	e	Columbia Sportswear Co	411
9,368	e*	G-III Apparel Group Ltd	126
38,371	e	Guess ?, Inc	1,553
20,403	*	Gymboree Corp	814
60,626		Jones Apparel Group, Inc	814
74,047	e	Liz Claiborne, Inc	1,344
8,000	e*	Lululemon Athletica, Inc	227
13,600	e*	Maidenform Brands, Inc	221
39,481		Phillips-Van Heusen Corp	1,497
43,818	e	Polo Ralph Lauren Corp	2,554
88,227	*	Quiksilver, Inc	865
9,215	e*	True Religion Apparel, Inc	171
63,199		VF Corp	4,899
33,246	*	Warnaco Group, Inc	1,311
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,807

AUTO REPAIR, SERVICES AND PARKING - 0.08%
7,541	e*	Amerco, Inc	431

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,858	e*	Dollar Thrifty Automotive Group, Inc	$271
52,808	e*	Exide Technologies	692
226,879	*	Hertz Global Holdings, Inc	2,736
10,010	e*	Midas, Inc	172
12,456		Monro Muffler, Inc	210
41,149		Ryder System, Inc	2,506
7,402	e*	Standard Parking Corp	155
28,100	*	Wright Express Corp	864
		TOTAL AUTO REPAIR, SERVICES AND PARKING	8,037

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
71,764		Advance Auto Parts	2,443
18,263	e	Asbury Automotive Group, Inc	251
98,266	*	Autonation, Inc	1,471
30,650	*	Autozone, Inc	3,489
155,144	e*	Carmax, Inc	3,013
48,263	*	Copart, Inc	1,871
32,325	e*	CSK Auto Corp	301
12,002	e	Lithia Motors, Inc (Class A)	122
11,554	e*	MarineMax, Inc	144
80,048	*	O'Reilly Automotive, Inc	2,283
39,290	e	Penske Auto Group, Inc	765
21,664	e*	Rush Enterprises, Inc (Class A)	343
21,187	e	Sonic Automotive, Inc (Class A)	435
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,931

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
9,000	e*	Builders FirstSource, Inc	65
53,181	e*	Central Garden and Pet Co (Class A)	236
89,499	e	Fastenal Co	4,111
1,199,882		Home Depot, Inc	33,561
1,068,281		Lowe's Cos, Inc	24,506
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	62,479

BUSINESS SERVICES - 6.83%
274,681	*	3Com Corp	629
10,702	e*	3D Systems Corp	157
30,587	e	Aaron Rents, Inc	659
34,759		ABM Industries, Inc	780
19,911	e*	Acacia Research (Acacia Technologies)	114
424,709		Accenture Ltd (Class A)	14,937
27,282	e*	ACI Worldwide, Inc	543
40,528	*	Actuate Corp	166
44,925		Acxiom Corp	533
19,460		Administaff, Inc	459
392,310	*	Adobe Systems, Inc	13,962
12,368	e*	Advent Software, Inc	527
65,443	*	Affiliated Computer Services, Inc (Class A)	3,279
21,575	e	Aircastle Ltd	243
119,553	e*	Akamai Technologies, Inc	3,367
55,591	*	Alliance Data Systems Corp	2,641
140,314	*	Amdocs Ltd	3,979
18,475	e*	American Reprographics Co	274
23,326	*	AMN Healthcare Services, Inc	360
11,435	*	Ansoft Corp	349
54,586	*	Ansys, Inc	1,884

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
22,433	e	Arbitron, Inc	$968
55,146	e*	Ariba, Inc	533
79,212	*	Art Technology Group, Inc	307
11,658	e	Asset Acceptance Capital Corp	112
4,900	e*	athenahealth, Inc	116
163,135	*	Autodesk, Inc	5,135
370,552		Automatic Data Processing, Inc	15,708
72,203	*	Avis Budget Group, Inc	767
35,025	*	Avocent Corp	592
8,158	e*	Bankrate, Inc	407
4,811	e	Barrett Business Services	82
295257	*	BEA Systems, Inc	5,654
147,378	e*	BearingPoint, Inc	248
31,258	e	Blackbaud, Inc	759
19,831	*	Blackboard, Inc	661
4,100	e*	BladeLogic, Inc	115
24,984	*	Blue Coat Systems, Inc	551
141,944	*	BMC Software, Inc	4,616
52,351	e*	Borland Software Corp	106
12,774	*	Bottomline Technologies, Inc	161
43840	e*	BPZ Energy, Inc	953
35,469		Brady Corp (Class A)	1,186
30,798		Brink's Co	2,069
291,155		CA, Inc	6,551
21,336	e*	CACI International, Inc (Class A)	972
196,961	*	Cadence Design Systems, Inc	2,104
7,726	e*	Capella Education Co	422
4,557	e*	Cavium Networks, Inc	75
46,548	e*	CBIZ, Inc	378
46,408	e*	Cerner Corp	1,730
50,496	*	ChoicePoint, Inc	2,404
22,101	*	Chordiant Software, Inc	133
36,800	e*	Ciber, Inc	180
135,464	*	Citrix Systems, Inc	3,973
5,919	e*	Clayton Holdings, Inc	27
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	533
33,165	e*	CMGI, Inc	440
106,270	e*	CNET Networks, Inc	755
35,274	e*	Cogent Communications Group, Inc	646
30,867	e*	Cogent, Inc	291
33,274	e	Cognex Corp	726
205,628	*	Cognizant Technology Solutions Corp (Class A)	5,928
24,951	*	Commvault Systems, Inc	309
14,638	e	Compass Diversified Trust	193
6,637		Computer Programs & Systems, Inc	139
116,595	e*	Computer Sciences Corp	4,756
195,276	*	Compuware Corp	1,433
11,985	*	COMSYS IT Partners, Inc	101
24,465	e*	Concur Technologies, Inc	760
5,100	e*	Constant Contact, Inc	74
94,883	*	Convergys Corp	1,429
13,466	e*	CoStar Group, Inc	579
35,280	*	CSG Systems International, Inc	401
44,487	e*	Cybersource Corp	650
4,000	*	Data Domain, Inc	95
23,730	e*	DealerTrack Holdings, Inc	480

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,676		Deluxe Corp	$724
29,248	*	Digital River, Inc	906
16,736	*	DivX, Inc	117
5,742	*	Double-Take Software, Inc	67
32,321	e*	DST Systems, Inc	2,125
18,300	*	DynCorp International, Inc (Class A)	305
94,764	e*	Earthlink, Inc	715
809,390	*	eBay, Inc	24,152
18,386	e*	Echelon Corp	248
31,866	e*	Eclipsys Corp	625
11,677		Electro Rent Corp	177
220,150	*	Electronic Arts, Inc	10,990
359,556		Electronic Data Systems Corp	5,987
42,487	e*	Epicor Software Corp	476
18,554	e*	EPIQ Systems, Inc	288
93,923		Equifax, Inc	3,238
25,524	e*	Equinix, Inc	1,697
15,409	e	eSpeed, Inc (Class A)	180
51,812	e*	Evergreen Energy, Inc	80
16,145	e*	ExlService Holdings, Inc	371
135,693	*	Expedia, Inc	2,970
60,414	*	F5 Networks, Inc	1,098
30,351	e	Factset Research Systems, Inc	1,635
36,812		Fair Isaac Corp	792
22,225	e*	FalconStor Software, Inc	169
136,153		Fidelity National Information Services, Inc	5,193
5,700	e*	First Advantage Corp (Class A)	121
118,984	*	Fiserv, Inc	5,722
9,100	*	Forrester Research, Inc	242
13,613		FTD Group, Inc	183
48,873	e*	Gartner, Inc	945
15,914	*	Gerber Scientific, Inc	141
35,093	e*	Getty Images, Inc	1,123
19,091		Gevity HR, Inc	165
31,343	e*	Global Cash Access, Inc	184
12,262	e*	Global Sources Ltd	182
163,101	*	Google, Inc (Class A)	71,841
12,787	e*	H&E Equipment Services, Inc	161
27,742	e	Healthcare Services Group	573
10,050	e	Heartland Payment Systems, Inc	231
14,300	e	Heidrick & Struggles International, Inc	465
121,999	e*	HLTH Corp	1,164
14,696	*	HMS Holdings Corp	420
17,722	*	Hudson Highland Group, Inc	150
37,591	e*	Hypercom Corp	163
10,436	e*	i2 Technologies, Inc	118
4,942	e*	ICT Group, Inc	50
12,987	e*	iGate Corp	93
22,361	*	IHS, Inc (Class A)	1,438
8,904	e	Imergent, Inc	101
138,645		IMS Health, Inc	2,913
62,260	*	Informatica Corp	1,062
23,086		Infospace, Inc	267
20,612		infoUSA, Inc	126
16,715	e*	Innerworkings, Inc	235
11,821	e*	Innovative Solutions & Support, Inc	125

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,702	e	Integral Systems, Inc	$167
25,164		Interactive Data Corp	716
9,285	e*	Interactive Intelligence, Inc	109
34,783	e*	Internap Network Services Corp	173
32,107	e*	Internet Capital Group, Inc	336
331,264	e*	Interpublic Group of Cos, Inc	2,786
30,914	*	Interwoven, Inc	330
239,653	*	Intuit, Inc	6,473
20,768	*	inVentiv Health, Inc	598
45,508	e*	Ipass, Inc	137
126,088	*	Iron Mountain, Inc	3,334
54,563		Jack Henry & Associates, Inc	1,346
18,698	e*	JDA Software Group, Inc	341
364,335	*	Juniper Networks, Inc	9,108
16,327		Kelly Services, Inc (Class A)	336
17,839	e*	Kenexa Corp	330
10,875	e*	Keynote Systems, Inc	128
21,985	*	Kforce, Inc	194
37,837	*	Kinetic Concepts, Inc	1,749
19,259	e*	Knot, Inc	226
30,104	e*	Korn/Ferry International	509
58,784	e*	Lamar Advertising Co (Class A)	2,112
100,230	*	Lawson Software, Inc	755
43,208	e*	Lionbridge Technologies	145
4,800	e*	Liquidity Services, Inc	38
25,944	e*	LivePerson, Inc	80
11,455	*	LoJack Corp	145
23,625	e*	Magma Design Automation, Inc	226
19,563	*	Manhattan Associates, Inc	449
59,795		Manpower, Inc	3,364
12,905	*	Mantech International Corp (Class A)	585
16,386	e	Marchex, Inc (Class B)	164
56,244	e	Mastercard, Inc (Class A)	12,542
116,829	*	McAfee, Inc	3,866
10,200	*	MedAssets, Inc	151
62,676	e*	Mentor Graphics Corp	553
5,840,900		Microsoft Corp	165,765
7,982	*	MicroStrategy, Inc (Class A)	591
25,516	e*	Midway Games, Inc	69
64,372		MoneyGram International, Inc	120
90,011	*	Monster Worldwide, Inc	2,179
76,340	e*	Move, Inc	235
73,891	*	MPS Group, Inc	873
30,812	e*	MSC.Software Corp	400
69,755	*	NAVTEQ Corp	4,743
127,189	*	NCR Corp	2,904
24,391	*	Ness Technologies, Inc	231
32,938	e*	NetFlix, Inc	1,141
18,588	*	Network Equipment Technologies, Inc	122
27,305		NIC, Inc	194
245,266	*	Novell, Inc	1,543
106,262	*	Nuance Communications, Inc	1,850
233,922		Omnicom Group, Inc	10,335
35,764	e*	Omniture, Inc	830
25,372	*	On Assignment, Inc	161
14,464	e*	Online Resources Corp	139

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
66,009	e*	OpenTV Corp (Class A)	$78
2,743,765	*	Oracle Corp	53,668
25,857	e*	Packeteer, Inc	132
82,059	*	Parametric Technology Corp	1,311
13,662	e*	PDF Solutions, Inc	75
7,322	e	Pegasystems, Inc	71
13,179	*	PeopleSupport, Inc	120
20,679	e*	Perficient, Inc	164
61,125	*	Perot Systems Corp (Class A)	919
29,033	*	Phase Forward, Inc	496
10,816	e	Portfolio Recovery Associates, Inc	464
49,575	*	Premiere Global Services, Inc	711
28,939	*	Progress Software Corp	866
4,545	e*	Protection One, Inc	44
8,302	e	QAD, Inc	70
11,520	e	Quality Systems, Inc	344
47,410	*	Quest Software, Inc	620
15,387	*	Radiant Systems, Inc	215
15,185	*	Radisys Corp	153
21,858	e*	Raser Technologies, Inc	188
76,360	e*	RealNetworks, Inc	438
137,532	e*	Red Hat, Inc	2,529
5,893	e	Renaissance Learning, Inc	82
49,265	*	Rent-A-Center, Inc	904
10,621	e*	RightNow Technologies, Inc	126
14,300	*	Riskmetrics Group Inc	277
103,929		Robert Half International, Inc	2,675
30,289		Rollins, Inc	536
14,869	e*	RSC Holdings, Inc	162
41,988	*	S1 Corp	299
67,031	e*	Salesforce.com, Inc	3,879
55,315	*	Sapient Corp	385
35,286	e*	Secure Computing Corp	228
8,963	e*	SI International, Inc	172
20,806	e*	Smith Micro Software, Inc	127
21,198	e*	Sohu.com, Inc	957
45,445	*	SonicWALL, Inc	371
178,279	e*	Sonus Networks, Inc	613
47,815	e	Sotheby's	1,382
4,962	e*	Sourcefire, Inc	30
42,038	*	Spherion Corp	257
13,651	e*	SPSS, Inc	529
31,079	e*	SRA International, Inc (Class A)	756
14,356	e*	Stratasys, Inc	256
562,173	*	Sun Microsystems, Inc	8,731
69,226	*	Sybase, Inc	1,821
20,941	*	SYKES Enterprises, Inc	368
600,159	*	Symantec Corp	9,975
13,094	e*	Synchronoss Technologies, Inc	262
8,784	e*	SYNNEX Corp	186
102,202	*	Synopsys, Inc	2,321
9,061	e	Syntel, Inc	242
52,739	*	Take-Two Interactive Software, Inc	1,346
11,400	e	TAL International Group, Inc	269
9,690	e*	Taleo Corp (Class A)	188
5,765	*	TechTarget, Inc	82

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
29,375	e*	TeleTech Holdings, Inc	$660
12,795	e	TheStreet.com, Inc	103
48,928	e*	THQ, Inc	1,067
147,312	e*	TIBCO Software, Inc	1,052
16,913		TNS, Inc	349
140,844		Total System Services, Inc	3,332
18,504	e*	TradeStation Group, Inc	158
5,197	e*	Travelzoo, Inc	57
32,191	e*	Trizetto Group, Inc	537
38,790	*	TrueBlue, Inc	521
15,759	e*	Ultimate Software Group, Inc	474
6,599	e*	Unica Corp	45
246,359	*	Unisys Corp	1,091
47,520	e	United Online, Inc	502
57,871	*	United Rentals, Inc	1,090
70,702	*	Valueclick, Inc	1,220
19,828	e*	Vasco Data Security International	271
157,725	e*	VeriSign, Inc	5,243
15,178	e	Viad Corp	547
20,615	*	Vignette Corp	272
27,400	e*	VMware, Inc (Class A)	1,173
9,154	*	Vocus, Inc	242
12,149	e*	Volt Information Sciences, Inc	206
366,456		Waste Management, Inc	12,298
4,946	e*	WebMD Health Corp (Class A)	117
33,540	*	Websense, Inc	629
53,517	*	Wind River Systems, Inc	414
858,282	*	Yahoo!, Inc	24,830
		TOTAL BUSINESS SERVICES	699,340

CHEMICALS AND ALLIED PRODUCTS - 9.64%
1,092,242	*	Abbott Laboratories	60,237
4,621	*	Abraxis Bioscience, Inc	273
21,809	e*	Acadia Pharmaceuticals, Inc	198
15,016	e*	Acorda Therapeutics, Inc	270
153,074		Air Products & Chemicals, Inc	14,083
17,349	*	Albany Molecular Research, Inc	211
56,528		Albemarle Corp	2,064
57,070		Alberto-Culver Co	1,564
27,335	*	Alexion Pharmaceuticals, Inc	1,621
14,002	e*	Alexza Pharmaceuticals, Inc	96
70,988	e*	Alkermes, Inc	843
30,230	e*	Allos Therapeutics, Inc	184
22,480	e*	Alnylam Pharmaceuticals, Inc	549
30,554	e*	Alpharma, Inc (Class A)	801
10,122	e*	AMAG Pharmaceuticals, Inc	409
38,182	*	American Oriental Bioengineering, Inc	309
12,379		American Vanguard Corp	206
769,385	*	Amgen, Inc	32,145
8,652	*	Animal Health International, Inc	95
18,485	e*	APP Pharmaceuticals, Inc	223
16,685		Arch Chemicals, Inc	622
43,996	e*	Arena Pharmaceuticals, Inc	301
23,529	e*	Arqule, Inc	101
33,623	e*	Array Biopharma, Inc	236
24,502	e*	Arrowhead Research Corp	69

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,021	e*	Auxilium Pharmaceuticals, Inc	$535
24,200	e*	Aventine Renewable Energy Holdings, Inc	126
73,506		Avery Dennison Corp	3,620
310,635	*	Avon Products, Inc	12,283
11,970		Balchem Corp	274
77,758	*	Barr Pharmaceuticals, Inc	3,757
10,191	e*	Bentley Pharmaceuticals, Inc	166
3,558	e*	Biodel, Inc	39
204,861	*	Biogen Idec, Inc	12,638
70,273	e*	BioMarin Pharmaceuticals, Inc	2,486
7,589	e*	BioMimetic Therapeutics, Inc	61
31,390	e*	Bionovo, Inc	40
1,394,001		Bristol-Myers Squibb Co	29,692
45,568		Cabot Corp	1,276
11,732	e*	Cadence Pharmaceuticals, Inc	70
28,512	e*	Calgon Carbon Corp	429
20,927		Cambrex Corp	145
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	106
90,747		Celanese Corp (Series A)	3,544
52,007	e*	Cell Genesys, Inc	122
46,785	e*	Cephalon, Inc	3,013
38,749		CF Industries Holdings, Inc	4,015
47,691	e*	Charles River Laboratories International, Inc	2,811
12,829	e*	Chattem, Inc	851
179,587		Chemtura Corp	1,318
46,500	e	Church & Dwight Co, Inc	2,522
96,909		Clorox Co	5,489
362,229		Colgate-Palmolive Co	28,221
43,598	e*	Cubist Pharmaceuticals, Inc	803
27,159	e*	Cypress Bioscience, Inc	194
29,796		Cytec Industries, Inc	1,605
18,758	e*	Cytokinetics, Inc	62
62,426	e*	CytRx Corp	72
59,949	e*	Dendreon Corp	289
58,878	e*	Discovery Laboratories, Inc	138
673,945		Dow Chemical Co	24,835
654,188	*	Du Pont (E.I.) de Nemours & Co	30,590
50,131	e*	Durect Corp	263
57,783		Eastman Chemical Co	3,609
123,049		Ecolab, Inc	5,344
703,545	*	Eli Lilly & Co	36,296
17,426	e*	Elizabeth Arden, Inc	348
42,677	e*	Encysive Pharmaceuticals, Inc	100
28,467	e*	Enzon Pharmaceuticals, Inc	262
77,181	e	Estee Lauder Cos (Class A)	3,539
28,545		Ferro Corp	424
54,030		FMC Corp	2,998
226,321	*	Forest Laboratories, Inc	9,055
331,001	*	Genentech, Inc	26,871
47,588	e*	GenVec, Inc	84
188,156	*	Genzyme Corp	14,025
24,274	e	Georgia Gulf Corp	168
51,960	e*	Geron Corp	254
663,214	*	Gilead Sciences, Inc	34,175
11,695	e*	GTx, Inc	188
46,094		H.B. Fuller Co	941

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
45,558	e*	Halozyme Therapeutics, Inc	$290
80,744		Hercules, Inc	1,477
111,466	*	Hospira, Inc	4,767
102,740	e*	Human Genome Sciences, Inc	605
64,047		Huntsman Corp	1,508
17,140	e*	Idenix Pharmaceuticals, Inc	86
43,974	*	Idexx Laboratories, Inc	2,166
42,460	*	ImClone Systems, Inc	1,801
49,858	*	Immucor, Inc	1,064
42,987	e*	Indevus Pharmaceuticals, Inc	205
14,805	e	Innophos Holdings, Inc	238
16,128		Innospec, Inc	342
6,061	e	Inter Parfums, Inc	134
19,810	e*	InterMune, Inc	289
55,209		International Flavors & Fragrances, Inc	2,432
53,468	e*	Inverness Medical Innovations, Inc	1,609
33,038	*	Invitrogen Corp	2,824
29,249	e*	Javelin Pharmaceuticals, Inc	82
10,660	e	Kaiser Aluminum Corp	739
27,654	e*	Keryx Biopharmaceuticals, Inc	17
172,331	e*	King Pharmaceuticals, Inc	1,499
12,441		Koppers Holdings, Inc	551
2,620	e	Kronos Worldwide, Inc	63
28,944	e*	KV Pharmaceutical Co (Class A)	722
14,893	e*	Landec Corp	126
64,160	e	Ligand Pharmaceuticals, Inc (Class B)	257
48,868		Lubrizol Corp	2,713
9,202	e	Mannatech, Inc	66
29,304	e*	MannKind Corp	175
23,199	e*	Martek Biosciences Corp	709
90,979	e*	Medarex, Inc	805
36,966	e*	Medicines Co	747
39,603	e	Medicis Pharmaceutical Corp (Class A)	780
15,000	e*	Medivation, Inc	213
1,542,645		Merck & Co, Inc	58,543
27,965	e	Meridian Bioscience, Inc	935
227,077	*	Millennium Pharmaceuticals, Inc	3,511
14,800	e	Minerals Technologies, Inc	929
34,103	e*	Minrad International, Inc	80
15,457	e*	Momenta Pharmaceuticals, Inc	169
385,473		Monsanto Co	42,980
109,683	*	Mosaic Co	11,253
215,675	e	Mylan Laboratories, Inc	2,502
40,164	e*	Nabi Biopharmaceuticals	161
102,409	e	Nalco Holding Co	2,166
15,424	e*	Nastech Pharmaceutical Co, Inc	36
39,647	*	NBTY, Inc	1,187
26,156	e*	Neurocrine Biosciences, Inc	141
12,540	e	NewMarket Corp	946
4,943	e	NL Industries, Inc	54
15,161	e*	Noven Pharmaceuticals, Inc	136
3,979	*	Obagi Medical Products, Inc	35
52,038		Olin Corp	1,028
21,783	e*	OM Group, Inc	1,188
9,743	e*	Omrix Biopharmaceuticals, Inc	136
39,447	e*	Onyx Pharmaceuticals, Inc	1,145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,922	e*	OraSure Technologies, Inc	$226
5,227	e*	Orexigen Therapeutics, Inc	54
41,855	e*	OSI Pharmaceuticals, Inc	1,565
9,330	e*	Osiris Therapeutics, Inc	117
21,959	e*	Pacific Ethanol, Inc	97
24,948	e*	Pain Therapeutics, Inc	211
26,028	e*	Par Pharmaceutical Cos, Inc	453
39,368	*	Parexel International Corp	1,028
82,661	*	PDL BioPharma, Inc	875
14,839	e*	Penwest Pharmaceuticals Co	39
54,947	e	Perrigo Co	2,073
13,027	e*	PetMed Express, Inc	144
4,994,758		Pfizer, Inc	104,540
19,172	e*	PharMerica Corp	318
67,684	*	PolyOne Corp	431
15,652	e*	Poniard Pharmaceuticals, Inc	52
15,548	e*	Pozen, Inc	161
116,025	*	PPG Industries, Inc	7,021
225,266		Praxair, Inc	18,974
20,200	*	Prestige Brands Holdings, Inc	165
2,240,334	*	Procter & Gamble Co	156,980
15,641	e*	Progenics Pharmaceuticals, Inc	102
1,015	e*	Protalix BioTherapeutics, Inc	3
21,781	e*	Quidel Corp	350
128,735	e,v*	Revlon, Inc (Class A)	125
23,386	*	Rockwood Holdings, Inc	766
95,954	e	Rohm & Haas Co	5,189
86,923		RPM International, Inc	1,820
3	e*	RXi Pharmaceuticals Corp	-	^
32,161	e*	Salix Pharmaceuticals Ltd	202
32,144	e*	Santarus, Inc	83
1,144,758		Schering-Plough Corp	16,496
24,810	e*	Sciele Pharma, Inc	484
30,925		Scotts Miracle-Gro Co (Class A)	1,003
33,451	e	Sensient Technologies Corp	986
75,199	e*	Sepracor, Inc	1,468
76,670	e	Sherwin-Williams Co	3,913
91,466		Sigma-Aldrich Corp	5,456
3,797	e*	Somaxon Pharmaceuticals, Inc	18
3,400		Stepan Co	130
36,010	e*	SuperGen, Inc	90
10,427	e*	SurModics, Inc	437
24,273	e*	Tercica, Inc	139
31,857	e	Tronox, Inc (Class B)	124
6,411	e*	Trubion Pharmaceuticals, Inc	61
36,392		UAP Holding Corp	1,395
9,300	e*	Ulta Salon Cosmetics & Fragrance, Inc	131
16,346	*	United Therapeutics Corp	1,417
7,764	*	US BioEnergy Corp	46
8,287	e*	USANA Health Sciences, Inc	183
81,074	e*	USEC, Inc	300
67,459	e*	Valeant Pharmaceuticals International	866
75,915	e	Valspar Corp	1,506
18,703	e*	Vanda Pharmaceuticals, Inc	72
60,046	*	VCA Antech, Inc	1,642
28,104	e*	Verasun Energy Corp	207

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
99,037	*	Vertex Pharmaceuticals, Inc	$2,366
47,837	e*	Viropharma, Inc	428
64,240	e*	Warner Chilcott Ltd (Class A)	1,156
72,549	e*	Watson Pharmaceuticals, Inc	2,127
11,832	e	Westlake Chemical Corp	154
49,789	e*	WR Grace & Co	1,136
954,152		Wyeth	39,845
15,162	*	Xenoport, Inc	614
93,790	*	XOMA Ltd	243
26,437	e*	Zymogenetics, Inc	259
		TOTAL CHEMICALS AND ALLIED PRODUCTS	987,315

COAL MINING - 0.27%
46,611	*	Alpha Natural Resources, Inc	2,025
101,350		Arch Coal, Inc	4,409
129,779		Consol Energy, Inc	8,979
80,635	e*	International Coal Group, Inc	512
59,977		Massey Energy Co	2,189
187,317		Peabody Energy Corp	9,553
		TOTAL COAL MINING	27,667

COMMUNICATIONS - 4.23%
30,232	e	Alaska Communications Systems Group, Inc	370
281,890	*	American Tower Corp (Class A)	11,053
21,897	e*	Anixter International, Inc	1,402
5,854	e*	Aruba Networks, Inc	30
4,381,555		AT&T, Inc	167,814
6,765	e	Atlantic Tele-Network, Inc	229
10,900	e*	Audiovox Corp (Class A)	116
37,143	e*	Brightpoint, Inc	311
156,316	e*	Cablevision Systems Corp (Class A)	3,350
14,532	e*	Cbeyond Communications, Inc	273
15,110	e*	Centennial Communications Corp	89
25,290	e*	Central European Media Enterprises Ltd (Class A)	2,155
77,480		CenturyTel, Inc	2,575
284,093	e*	Charter Communications, Inc (Class A)	242
180,973	e*	Cincinnati Bell, Inc	771
143,100	e	Citadel Broadcasting Corp	238
242,615	e	Citizens Communications Co	2,545
351,009		Clear Channel Communications, Inc	10,256
8,891	e*	Clearwire Corp (Class A)	132
2,094,331		Comcast Corp (Class A)	40,504
15,026	e	Consolidated Communications Holdings, Inc	227
32,384	e*	Cox Radio, Inc (Class A)	385
164,878	*	Crown Castle International Corp	5,687
13,062	e*	Crown Media Holdings, Inc (Class A)	68
36,653	*	CTC Media, Inc	1,017
35,320	e*	Cumulus Media, Inc (Class A)	225
9,394	e*	DG FastChannel, Inc	180
503,330	*	DIRECTV Group, Inc	12,478
147,078	*	DISH Network Corp (Class A)	4,226
106,754		Embarq Corp	4,281
26,410	e*	Emmis Communications Corp (Class A)	92
22,831	e	Entercom Communications Corp (Class A)	227
52,691	*	Entravision Communications Corp (Class A)	351
24,592	e	Fairpoint Communications, Inc	222

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
86,527	e*	FiberTower Corp	$152
5,404	e*	Fisher Communications, Inc	168
109,368	*	Foundry Networks, Inc	1,266
38,028	e*	General Communication, Inc (Class A)	233
12,443	*	GeoEye, Inc	323
25,456	e*	Global Crossing Ltd	386
53,416		Global Payments, Inc	2,209
8,275	e*	Globalstar, Inc	60
29,084	e	Gray Television, Inc	165
16,976	e*	Harris Stratex Networks, Inc (Class A)	170
18,785	e	Hearst-Argyle Television, Inc	388
4,578	e*	Hughes Communications, Inc	232
123,533	e*	IAC/InterActiveCorp	2,565
23,311	e	Ibasis, Inc	96
73,766	e*	ICO Global Communications Holdings Ltd	228
39,942	e	IDT Corp (Class B)	155
22,094	e	Iowa Telecommunications Services, Inc	392
11,781		iPCS, Inc	275
35,358	e*	j2 Global Communications, Inc	789
18,344	e*	Knology, Inc	238
38,462	e*	Leap Wireless International, Inc	1,792
1,126,352	e*	Level 3 Communications, Inc	2,388
244,243	e*	Liberty Global, Inc (Class A)	8,324
91,188	*	Liberty Media Corp - Capital (Series A)	1,435
364,752	*	Liberty Media Corp - Entertainment (Series A)	8,258
426,318	e*	Liberty Media Holding Corp (Interactive A)	6,881
17,509	e*	Lin TV Corp (Class A)	168
16,181	e*	Lodgenet Entertainment Corp	99
28,940	*	Mastec, Inc	238
42,748	e*	Mediacom Communications Corp (Class A)	185
40,573	e*	MetroPCS Communications, Inc	690
53,746	e*	NeuStar, Inc (Class A)	1,423
7,635	e*	Nexstar Broadcasting Group, Inc (Class A)	45
19,431	e*	Nextwave Wireless, Inc	98
122,502	*	NII Holdings, Inc	3,893
20,547	e*	Novatel Wireless, Inc	199
19,818		NTELOS Holdings Corp	480
18,865	e*	Orbcomm, Inc	94
49,151	e*	PAETEC Holding Corp	327
1,801	e	Preformed Line Products Co	88
1,139,484	e	Qwest Communications International, Inc	5,162
57,767	e*	Radio One, Inc (Class D)	88
20,736	e	RCN Corp	232
8,561	e*	Rural Cellular Corp (Class A)	379
8,327	e	Salem Communications Corp (Class A)	33
20,418	e*	SAVVIS, Inc	332
77,246	e*	SBA Communications Corp (Class A)	2,304
16,080	e	Shenandoah Telecom Co	239
34,573	e	Sinclair Broadcast Group, Inc (Class A)	308
31,566	e*	Spanish Broadcasting System, Inc (Class A)	56
1,983,979		Sprint Nextel Corp	13,273
9,587	e	SureWest Communications	148
8,854	e*	Switch & Data Facilities Co, Inc	90
16,874	*	Syniverse Holdings, Inc	281
72,927		Telephone & Data Systems, Inc	2,864
33,818	e*	Terremark Worldwide, Inc	185

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
109,696	e*	Time Warner Cable, Inc (Class A)	$2,740
69,701	e*	TiVo, Inc	611
11,370	*	US Cellular Corp	625
18,421		USA Mobility, Inc	132
2,066,048		Verizon Communications, Inc	75,307
19,600	e*	Virgin Mobile USA, Inc	40
47,364	e*	Vonage Holdings Corp	88
339,959		Windstream Corp	4,062
202,956	*	XM Satellite Radio Holdings, Inc (Class A)	2,358
		TOTAL COMMUNICATIONS	433,653

DEPOSITORY INSTITUTIONS - 7.19%
9,281	e	1st Source Corp	195
8,068		Abington Bancorp, Inc	83
16,250	e	Amcore Financial, Inc	331
12,311	e	AmericanWest Bancorp	107
7,905	e	Ameris Bancorp	127
16,200	e	Anchor Bancorp Wisconsin, Inc	307
91,285	e	Associated Banc-Corp	2,431
61,450	e	Astoria Financial Corp	1,669
5,016	e	Bancfirst Corp	230
19,277		Banco Latinoamericano de Exportaciones S.A.	297
7,613	*	Bancorp, Inc	92
58,119		Bancorpsouth, Inc	1,346
48,672	e	Bank Mutual Corp	523
3,148,863		Bank of America Corp	119,373
38,376		Bank of Hawaii Corp	1,902
801,677		Bank of New York Mellon Corp	33,454
8,348	e	Bank of the Ozarks, Inc	200
33,271	e	BankAtlantic Bancorp, Inc (Class A)	130
17,629	e	BankFinancial Corp	280
22,200	e	BankUnited Financial Corp (Class A)	111
8,647	e	Banner Corp	199
393,639	e	BB&T Corp	12,620
6,060	e	Berkshire Hills Bancorp, Inc	153
16,366		BOK Financial Corp	855
24,206	e	Boston Private Financial Holdings, Inc	256
49,152	e	Brookline Bancorp, Inc	564
9,158	e	Capital City Bank Group, Inc	266
6,231	e	Capital Corp of the West	50
9,528	e	Capitol Bancorp Ltd	201
16,280	e	Capitol Federal Financial	610
19,846	e	Cascade Bancorp	190
4,403	e	Cass Information Systems, Inc	139
36,547	e	Cathay General Bancorp	758
40,600	e*	Centennial Bank Holdings, Inc	255
7,848	e	Center Financial Corp	71
20,935	e	Central Pacific Financial Corp	395
16,601	e	Chemical Financial Corp	396
3,691,946		Citigroup, Inc	79,082
54,766	e	Citizens Banking Corp	681
9,310	e	City Bank	207
12,921		City Holding Co	516
28,862	e	City National Corp	1,428
8,907	e	Clifton Savings Bancorp, Inc	90
10,291	e	CoBiz, Inc	134

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
112,443	e	Colonial Bancgroup, Inc	$1,083
10,948	e	Columbia Banking System, Inc	245
110,338		Comerica, Inc	3,871
52,303		Commerce Bancshares, Inc	2,198
7,311	e*	Community Bancorp	99
20,690	e	Community Bank System, Inc	508
9,922	e	Community Trust Bancorp, Inc	291
27,635	e	Corus Bankshares, Inc	269
42,425	e	Cullen/Frost Bankers, Inc	2,250
47,839	e	CVB Financial Corp	498
19,824		Dime Community Bancshares	347
11,361	e*	Dollar Financial Corp	261
14,931	e	Downey Financial Corp	274
42,390	e	East West Bancorp, Inc	752
5,234	e	Enterprise Financial Services Corp	131
32,402	e*	Euronet Worldwide, Inc	624
390,893	e	Fifth Third Bancorp	8,178
7,060	e	First Bancorp	141
58,870		First Bancorp	598
11,558	e	First Busey Corp	244
23,638	e	First Charter Corp	631
4,516		First Citizens Bancshares, Inc (Class A)	629
51,852	e	First Commonwealth Financial Corp	601
18,350		First Community Bancorp, Inc	493
6,565	e	First Community Bancshares, Inc	239
23,858	e	First Financial Bancorp	321
14,678	e	First Financial Bankshares, Inc	602
8,954	e	First Financial Corp	276
8,300	e	First Financial Holdings, Inc	195
90,481	e	First Horizon National Corp	1,268
12,330	e	First Merchants Corp	352
34,833	e	First Midwest Bancorp, Inc	967
79,187	e	First Niagara Financial Group, Inc	1,076
10,172	e	First Place Financial Corp	132
4,965	e*	First Regional Bancorp	81
5,157	e	First South Bancorp, Inc	116
12,414	e	First State Bancorporation	166
9,672	e*	FirstFed Financial Corp	263
59,714	e	FirstMerit Corp	1,234
31,002	e	Flagstar Bancorp, Inc	224
12,979		Flushing Financial Corp	228
43,167	e	FNB Corp	674
16,647	e*	Franklin Bank Corp	50
47,441	e,v*	Fremont General Corp	24
28,387	e	Frontier Financial Corp	502
123,318	e	Fulton Financial Corp	1,516
37,500	e	Glacier Bancorp, Inc	719
7,290	e	Great Southern Bancorp, Inc	114
6,221	e	Greene County Bancshares, Inc	110
19,896	e	Hancock Holding Co	836
27,371	e	Hanmi Financial Corp	202
19,713	e	Harleysville National Corp	284
10,342	e	Heartland Financial USA, Inc	219
8,209	e	Heritage Commerce Corp	150
8,188	e	Home Bancshares, Inc	171
8,546	e	Horizon Financial Corp	118

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
385,057		Hudson City Bancorp, Inc	$6,808
259,202	e	Huntington Bancshares, Inc	2,786
7,762	e	IBERIABANK Corp	343
3,467		Imperial Capital Bancorp, Inc	75
9,704	e	Independent Bank Corp	287
16,011	e	Independent Bank Corp	166
51,913	e	IndyMac Bancorp, Inc	258
12,591	e	Integra Bank Corp	204
35,467	e	International Bancshares Corp	801
37,852	*	Investors Bancorp, Inc	581
15,442	e	Irwin Financial Corp	82
2,423,976		JPMorgan Chase & Co	104,110
14,732	e	Kearny Financial Corp	161
281,336		Keycorp	6,175
13,792	e	Lakeland Bancorp, Inc	178
8,565	e	Lakeland Financial Corp	194
50,990	e	M&T Bank Corp	4,104
10,842	e	Macatawa Bank Corp	113
11,504	e	MainSource Financial Group, Inc	178
183,111		Marshall & Ilsley Corp	4,248
25,844	e	MB Financial, Inc	796
61,037	*	Metavante Technologies, Inc	1,220
11,521	e	Midwest Banc Holdings, Inc	147
15,140	e	Nara Bancorp, Inc	197
1,893	e	NASB Financial, Inc	50
409,074	e	National City Corp	4,070
58,409	e	National Penn Bancshares, Inc	1,063
24,427	e	NBT Bancorp, Inc	542
34,157	e*	Net 1 UEPS Technologies, Inc	770
226,140	e	New York Community Bancorp, Inc	4,120
78,754	e	NewAlliance Bancshares, Inc	966
156,677		Northern Trust Corp	10,414
12,217	e	Northwest Bancorp, Inc	334
50,588	e	Old National Bancorp	911
9,237	e	Old Second Bancorp, Inc	245
8,719	e	Omega Financial Corp	272
17,777		Oriental Financial Group, Inc	350
8,236	e*	Oritani Financial Corp	125
33,369	e	Pacific Capital Bancorp	717
9,214	e	Park National Corp	653
6,808	e	Peoples Bancorp, Inc	164
184,256		People's United Financial, Inc	3,190
17,415	e	PFF Bancorp, Inc	145
10,869	e*	Pinnacle Financial Partners, Inc	278
247,343		PNC Financial Services Group, Inc	16,218
211,921		Popular, Inc	2,471
6,370	e	Preferred Bank	106
12,613	e	PrivateBancorp, Inc	397
23,642	e	Prosperity Bancshares, Inc	678
25,227	e	Provident Bankshares Corp	271
53,846		Provident Financial Services, Inc	761
30,181	e	Provident New York Bancorp	407
4,843	e	QC Holdings, Inc	44
497,118	e	Regions Financial Corp	9,818
10,908	e	Renasant Corp	245
6,104	e	Republic Bancorp, Inc (Class A)	115

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,115	e	Rockville Financial, Inc	$84
7,271	e	Roma Financial Corp	108
3,344	e	Royal Bancshares of Pennsylvania (Class A)	48
20,998	e	S&T Bancorp, Inc	676
8,198	e	S.Y. Bancorp, Inc	191
9,617	e	Sandy Spring Bancorp, Inc	265
4,873		Santander BanCorp	49
5,836	e	SCBT Financial Corp	197
9,460	e	Seacoast Banking Corp of Florida	104
13,240	e	Security Bank Corp	105
3,786	e	Sierra Bancorp	82
20,862	e*	Signature Bank	532
9,660	e	Simmons First National Corp (Class A)	287
53,177	e	South Financial Group, Inc	790
8,362	e	Southside Bancshares, Inc	201
9,257		Southwest Bancorp, Inc	162
304,500	e	Sovereign Bancorp, Inc	2,838
281,819		State Street Corp	22,264
13,290	e	Sterling Bancorp	206
48,597		Sterling Bancshares, Inc	483
17,306	e	Sterling Financial Corp	302
34,680	e	Sterling Financial Corp	541
7,140	e	Suffolk Bancorp	226
8,750	*	Sun Bancorp, Inc	115
253,028		SunTrust Banks, Inc	13,952
23,978	e*	Superior Bancorp	119
60,235	e	Susquehanna Bancshares, Inc	1,227
24,169	e*	SVB Financial Group	1,055
196,051	e	Synovus Financial Corp	2,168
4,565		Taylor Capital Group, Inc	75
91,260	e	TCF Financial Corp	1,635
16,293	e*	Texas Capital Bancshares, Inc	275
75,201	e	TFS Financial Corp	905
14,873	e	TierOne Corp	168
6,413	e	Tompkins Trustco, Inc	316
9,919	e	Trico Bancshares	172
51,426	e	Trustco Bank Corp NY	457
34,436	e	Trustmark Corp	767
67,163	e	UCBH Holdings, Inc	521
24,432	e	UMB Financial Corp	1,007
43,224	e	Umpqua Holdings Corp	670
8,916	e	Union Bankshares Corp	173
33,774		UnionBanCal Corp	1,658
27,662	e	United Bankshares, Inc	737
29,424	e	United Community Banks, Inc	500
18,456	e	United Community Financial Corp	114
5,067	e	United Security Bancshares	85
7,380	e	Univest Corp of Pennsylvania	193
1,231,699		US Bancorp	39,858
89,986	e	Valley National Bancorp	1,729
5,300		ViewPoint Financial Group	88
12,360	e*	Virginia Commerce Bancorp	142
75,924	e	W Holding Co, Inc	90
1,405,723		Wachovia Corp	37,955
62,928		Washington Federal, Inc	1,437
623,796	e	Washington Mutual, Inc	6,425

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,575	e	Washington Trust Bancorp, Inc	$213
7,507	e*	Wauwatosa Holdings, Inc	89
36,246		Webster Financial Corp	1,010
2,410,933	e	Wells Fargo & Co	70,158
15,679		WesBanco, Inc	387
10,009		West Coast Bancorp	146
23,845	e	Westamerica Bancorporation	1,254
11,887	e*	Western Alliance Bancorp	153
545,087		Western Union Co	11,594
10,962		Westfield Financial, Inc	107
46,684	e	Whitney Holding Corp	1,157
51,413		Wilmington Trust Corp	1,599
9,638		Wilshire Bancorp, Inc	74
17,249	e	Wintrust Financial Corp	603
4,467	e	WSFS Financial Corp	220
76,375	e	Zions Bancorporation	3,479
		TOTAL DEPOSITORY INSTITUTIONS	736,843

EATING AND DRINKING PLACES - 0.92%
18,260	e*	AFC Enterprises	164
8,606	e*	Benihana, Inc (Class A)	97
9,771	e*	BJ's Restaurants, Inc	141
24,778	e	Bob Evans Farms, Inc	684
74,822		Brinker International, Inc	1,388
10,902	e*	Buffalo Wild Wings, Inc	267
41,112		Burger King Holdings, Inc	1,137
20,543	e*	California Pizza Kitchen, Inc	269
7,174	e*	Carrols Restaurant Group, Inc	64
17,289	e	CBRL Group, Inc	618
20,197	e*	CEC Entertainment, Inc	583
50,784	e*	Cheesecake Factory	1,107
23,855	e*	Chipotle Mexican Grill, Inc (Class B)	2,316
44,745	e	CKE Restaurants, Inc	502
99,900		Darden Restaurants, Inc	3,252
75,312	*	Denny's Corp	224
30,059	e	Domino's Pizza, Inc	405
11,578	e	IHOP Corp	555
44,170	*	Jack in the Box, Inc	1,187
39,881	e*	Krispy Kreme Doughnuts, Inc	122
12,903	e	Landry's Restaurants, Inc	210
8,310	e*	McCormick & Schmick's Seafood Restaurants, Inc	97
849,810	*	McDonald's Corp	47,394
7,205	e*	Morton's Restaurant Group, Inc	57
14,289	e	O'Charleys, Inc	165
15,393	e*	Papa John's International, Inc	373
18,084	e*	PF Chang's China Bistro, Inc	514
11,853	e*	Red Robin Gourmet Burgers, Inc	445
38,476	e	Ruby Tuesday, Inc	289
10,929	e*	Ruth's Chris Steak House, Inc	75
47,245	e*	Sonic Corp	1,041
522,395	*	Starbucks Corp	9,142
19,171	e*	Steak N Shake Co	151
37,299	e*	Texas Roadhouse, Inc (Class A)	366
133,986	e	Tim Hortons, Inc	4,562
43,886	e	Triarc Cos (Class B)	303
61,697		Wendy's International, Inc	1,423

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
337,252		Yum! Brands, Inc	$12,549
		TOTAL EATING AND DRINKING PLACES	94,238

EDUCATIONAL SERVICES - 0.10%
3,700	*	American Public Education, Inc	112
101,988	*	Apollo Group, Inc (Class A)	4,406
69,638	e*	Career Education Corp	886
62,840	e*	Corinthian Colleges, Inc	454
42,460		DeVry, Inc	1,777
28,064	e*	ITT Educational Services, Inc	1,289
3,041	e*	Lincoln Educational Services Corp	36
10,353	e	Strayer Education, Inc	1,579
14,801	e*	Universal Technical Institute, Inc	174
		TOTAL EDUCATIONAL SERVICES	10,713

ELECTRIC, GAS, AND SANITARY SERVICES - 4.16%
478,851	*	AES Corp	7,982
55,012		AGL Resources, Inc	1,888
119,733		Allegheny Energy, Inc	6,047
17,427	e	Allete, Inc	673
80,451		Alliant Energy Corp	2,817
200,074	*	Allied Waste Industries, Inc	2,163
146,454	e	Ameren Corp	6,450
10,902		American Ecology Corp	276
282,775		American Electric Power Co, Inc	11,772
11,397	e	American States Water Co	410
96,135		Aqua America, Inc	1,805
276,036	*	Aquila, Inc	886
62,677		Atmos Energy Corp	1,598
35,312		Avista Corp	691
26,385	e	Black Hills Corp	944
13,965	e	California Water Service Group	533
13,533	*	Casella Waste Systems, Inc (Class A)	148
225,760		Centerpoint Energy, Inc	3,222
7,119		Central Vermont Public Service Corp	170
13,300	e	CH Energy Group, Inc	517
7,162	e*	Clean Energy Fuels Corp	96
11,577	e*	Clean Harbors, Inc	752
40,584		Cleco Corp	900
158,961	e	CMS Energy Corp	2,152
191,082	e	Consolidated Edison, Inc	7,586
10,306	e	Consolidated Water Co, Inc	227
127,165		Constellation Energy Group, Inc	11,225
85,275	e*	Covanta Holding Corp	2,345
26,277	e	Crosstex Energy, Inc	892
410,940	e	Dominion Resources, Inc	16,783
80,044	e	DPL, Inc	2,052
116,457		DTE Energy Co	4,529
892,873		Duke Energy Corp	15,938
251,740	*	Dynegy, Inc (Class A)	1,986
231,016		Edison International	11,324
495,165		El Paso Corp	8,240
32,219	*	El Paso Electric Co	689
21,443		Empire District Electric Co	434
50,662		Energen Corp	3,156
110,044		Energy East Corp	2,654

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,200		EnergySolutions, Inc	$486
4,326	e	EnergySouth, Inc	226
2,665	e*	EnerNOC, Inc	30
139,842		Entergy Corp	15,254
477,645		Exelon Corp	38,818
216,611		FirstEnergy Corp	14,864
288,503	*	FPL Group, Inc	18,101
63,000	e	Great Plains Energy, Inc	1,553
59,766	e	Hawaiian Electric Industries, Inc	1,427
31,800	e	Idacorp, Inc	1,021
53,480	e	Integrys Energy Group, Inc	2,494
36,259	e	ITC Holdings Corp	1,888
14,800	e	Laclede Group, Inc	527
131,012	e	MDU Resources Group, Inc	3,216
14,002	e	MGE Energy, Inc	477
152,863	*	Mirant Corp	5,563
58,945	e	National Fuel Gas Co	2,783
33,565	e	New Jersey Resources Corp	1,042
31,941	e	Nicor, Inc	1,070
193,868		NiSource, Inc	3,342
109,115		Northeast Utilities	2,678
19,700	e	Northwest Natural Gas Co	856
24,616		NorthWestern Corp	600
171,301	*	NRG Energy, Inc	6,679
75,589	e	NSTAR	2,300
64,715		OGE Energy Corp	2,017
73,311		Oneok, Inc	3,272
9,662	e	Ormat Technologies, Inc	416
19,998	e	Otter Tail Corp	708
136,693		Pepco Holdings, Inc	3,379
248,387		PG&E Corp	9,146
10,816	e*	Pico Holdings, Inc	327
52,959		Piedmont Natural Gas Co, Inc	1,391
12,323	e*	Pike Electric Corp	172
70,786		Pinnacle West Capital Corp	2,483
54,221	e	PNM Resources, Inc	676
21,481		Portland General Electric Co	484
273,615		PPL Corp	12,564
182,248		Progress Energy, Inc	7,600
34,100	m,v*	Progress Energy, Inc	-	^
357,868		Public Service Enterprise Group, Inc	14,383
89,350		Puget Energy, Inc	2,312
121,788		Questar Corp	6,888
249,129	*	Reliant Energy, Inc	5,892
117,594		Republic Services, Inc	3,438
10,949	e	Resource America, Inc (Class A)	103
82,423		SCANA Corp	3,015
186,773		Sempra Energy	9,951
156,710		Sierra Pacific Resources	1,979
10,436	e	SJW Corp	298
20,851	e	South Jersey Industries, Inc	732
533,239	e	Southern Co	18,989
76,048		Southern Union Co	1,770
28,345		Southwest Gas Corp	793
16,033	e	Southwest Water Co	177
62,027	*	Stericycle, Inc	3,194

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
148,252	e	TECO Energy, Inc	$2,365
75,102		UGI Corp	1,872
16,909	e	UIL Holdings Corp	509
24,831		Unisource Energy Corp	553
55,079	e	Vectren Corp	1,478
48,547	*	Waste Connections, Inc	1,492
3,755	e	Waste Industries USA, Inc	136
19,253	e*	Waste Services, Inc	156
70,730	e	Westar Energy, Inc	1,611
34,425	e	WGL Holdings, Inc	1,104
427,803		Williams Cos, Inc	14,109
82,788	e	Wisconsin Energy Corp	3,642
288,988		Xcel Energy, Inc	5,765
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	425,588

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.19%
15,750	e*	Acme Packet, Inc	126
22,958	e*	Actel Corp	351
30,632	e	Acuity Brands, Inc	1,316
82,321	e*	Adaptec, Inc	242
86,140	*	ADC Telecommunications, Inc	1,041
42,374		Adtran, Inc	784
25,828	*	Advanced Analogic Technologies, Inc	145
23,059	*	Advanced Energy Industries, Inc	306
430,590	e*	Advanced Micro Devices, Inc	2,536
218943		Altera Corp	4,035
27,254	e*	American Superconductor Corp	632
75,446		Ametek, Inc	3,313
73,876	e*	Amkor Technology, Inc	790
126,589		Amphenol Corp (Class A)	4,715
42,735	e*	Anadigics, Inc	280
212,578		Analog Devices, Inc	6,275
612,970	*	Apple Computer, Inc	87,961
53,861	e*	Applied Micro Circuits Corp	387
94,272	e*	Arris Group, Inc	549
38,898	*	Atheros Communications, Inc	811
336,155	*	Atmel Corp	1,170
25,930	e*	ATMI, Inc	722
119,087	e*	Avanex Corp	85
101,613	*	Avnet, Inc	3,326
34,410	e	AVX Corp	441
8,359	e*	AZZ, Inc	297
32,362	e	Baldor Electric Co	906
7,316	e	Bel Fuse, Inc (Class B)	204
51,432	*	Benchmark Electronics, Inc	923
9,033	e*	BigBand Networks, Inc	52
330,478	*	Broadcom Corp (Class A)	6,368
19,382	e*	Ceradyne, Inc	619
27,817	e*	Checkpoint Systems, Inc	747
60,188	e*	Ciena Corp	1,856
4,320,363	*	Cisco Systems, Inc	104,078
15,327	*	Comtech Telecommunications Corp	598
352,109	e*	Conexant Systems, Inc	204
129,303		Cooper Industries Ltd (Class A)	5,192
5,037	*	CPI International, Inc	50
60,981	e*	Cree, Inc	1,705

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,637		CTS Corp	$253
14,434		Cubic Corp	410
108,831	*	Cypress Semiconductor Corp	2,569
21,186	e*	Diodes, Inc	465
31,325	e*	Ditech Networks, Inc	92
28,077	*	Dolby Laboratories, Inc (Class A)	1,018
21,955	e*	DSP Group, Inc	280
10,894	e*	DTS, Inc	261
103,354		Eaton Corp	8,234
29,415	e*	EchoStar Corp (Class A)	869
23,062	e*	Electro Scientific Industries, Inc	380
10,542	*	EMS Technologies, Inc	286
40,393	*	Energizer Holdings, Inc	3,655
28,552	e*	Energy Conversion Devices, Inc	854
18,146	*	EnerSys	434
67,390	e*	Evergreen Solar, Inc	625
25,111	e*	Exar Corp	207
85,596	*	Fairchild Semiconductor International, Inc	1,020
195,626	e*	Finisar Corp	250
25,326	*	First Solar, Inc	5,854
13,705	e	Franklin Electric Co, Inc	468
46,577	e*	FuelCell Energy, Inc	310
168,527	*	Gemstar-TV Guide International, Inc	792
73,879	e*	GrafTech International Ltd	1,198
16,954	e*	Greatbatch, Inc	312
42,847		Harman International Industries, Inc	1,866
54,755	*	Harmonic, Inc	416
94,943		Harris Corp	4,608
21,557	e*	Helen of Troy Ltd	362
67,315	*	Hexcel Corp	1,286
11,513	*	Hittite Microwave Corp	431
554,920		Honeywell International, Inc	31,309
16,902	e*	Hutchinson Technology, Inc	269
24,375	e	Imation Corp	554
9,000	*	Infinera Corp	108
139,841	*	Integrated Device Technology, Inc	1,249
4,135,039		Intel Corp	87,580
33,604	e*	InterDigital, Inc	666
50,270	*	International Rectifier Corp	1,081
95,551		Intersil Corp (Class A)	2,453
28,293	*	InterVoice, Inc	225
6,910	e*	IPG Photonics Corp	108
7,978	e*	iRobot Corp	136
16,725	*	IXYS Corp	114
48,831	e*	Jarden Corp	1,062
145,351	*	JDS Uniphase Corp	1,946
66,338	*	Kemet Corp	268
87,515		L-3 Communications Holdings, Inc	9,569
81,127	e*	Lattice Semiconductor Corp	230
29,989		Lincoln Electric Holdings, Inc	1,934
157,428	e	Linear Technology Corp	4,831
17,104	*	Littelfuse, Inc	598
8,072	e*	Loral Space & Communications, Inc	192
12,960		LSI Industries, Inc	171
507,879	e*	LSI Logic Corp	2,514
337,959	*	Marvell Technology Group Ltd	3,677

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,299	*	Mattson Technology, Inc	$227
14,709	e*	Medis Technologies Ltd	133
158,819	*	MEMC Electronic Materials, Inc	11,260
13,858	*	Mercury Computer Systems, Inc	78
23,004		Methode Electronics, Inc	269
46,581	e	Micrel, Inc	432
133,945	e	Microchip Technology, Inc	4,384
531,074	e*	Micron Technology, Inc	3,171
55,954	e*	Microsemi Corp	1,276
45,471	*	Microtune, Inc	166
33,720	e*	MIPS Technologies, Inc	134
97,407		Molex, Inc	2,256
15,444	e*	Monolithic Power Systems, Inc	272
26,866	*	Moog, Inc (Class A)	1,134
1,642,877	*	Motorola, Inc	15,279
89,555	e*	MRV Communications, Inc	123
6,600	e*	Multi-Fineline Electronix, Inc	124
3,138	e	National Presto Industries, Inc	164
191,136		National Semiconductor Corp	3,502
245,461	*	NetApp, Inc	4,921
13,186	e*	Netlogic Microsystems, Inc	318
72,689	e*	Novellus Systems, Inc	1,530
383,727	*	Nvidia Corp	7,594
39,050	e*	Omnivision Technologies, Inc	657
218,311	e*	ON Semiconductor Corp	1,240
80,242	e*	On2 Technologies, Inc	82
68,043	e	Openwave Systems, Inc	167
15,398	e*	Oplink Communications, Inc	137
13,224	e*	OpNext, Inc	72
8,730	e*	Optium Corp	61
10,891	e*	OSI Systems, Inc	251
13,852	e	Park Electrochemical Corp	358
14,362	*	Pericom Semiconductor Corp	211
29,346	*	Photronics, Inc	280
38,239		Plantronics, Inc	738
32,750	*	Plexus Corp	919
15,100	e*	PLX Technology, Inc	101
150,922	e*	PMC - Sierra, Inc	860
66,237	*	Polycom, Inc	1,493
3,961	*	Powell Industries, Inc	156
51,516	e*	Power-One, Inc	165
96,435	e*	Powerwave Technologies, Inc	246
96,680	*	QLogic Corp	1,484
1,186,162		Qualcomm, Inc	48,633
95,926		RadioShack Corp	1,559
76,796	e*	Rambus, Inc	1,790
11,399	e	Raven Industries, Inc	345
22,604	e	Regal-Beloit Corp	828
186,204	e*	RF Micro Devices, Inc	495
12,342	*	Rogers Corp	412
385,770	*	Sanmina-SCI Corp	625
21,571	e*	Seachange International, Inc	152
52,119	*	Semtech Corp	747
56,384	e*	Silicon Image, Inc	282
38,539	e*	Silicon Laboratories, Inc	1,216
72,899	*	Silicon Storage Technology, Inc	191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,068,735	e*	Sirius Satellite Radio, Inc	$3,057
112,344	e*	Skyworks Solutions, Inc	818
35,494	e*	Smart Modular Technologies WWH, Inc	220
65,116	e*	Spansion, Inc (Class A)	179
28,315	e*	Spectrum Brands, Inc	129
14,503	e*	Standard Microsystems Corp	423
5,300	e*	Starent Networks Corp	72
10,374	e*	Stoneridge, Inc	140
18,208	e*	Sunpower Corp (Class A)	1,357
8,595	e*	Supertex, Inc	175
129,793	*	Sycamore Networks, Inc	475
35,188	e*	Symmetricom, Inc	123
20,007	e*	Synaptics, Inc	478
41,522	e*	Syntax-Brillian Corp	41
30,703		Technitrol, Inc	710
10,550	e*	Techwell, Inc	114
42,847	e*	Tekelec	533
27,669		Teleflex, Inc	1,320
309,010	e*	Tellabs, Inc	1,684
33,830	*	Tessera Technologies, Inc	704
942,139	*	Texas Instruments, Inc	26,634
41,326	*	Thomas & Betts Corp	1,503
40,125	e*	Trident Microsystems, Inc	207
105,731	*	Triquint Semiconductor, Inc	535
32,309	*	TTM Technologies, Inc	366
352,250		Tyco Electronics Ltd	12,089
13,489	e*	Ultra Clean Holdings	132
16,474	e*	Universal Display Corp	236
8,900	e*	Universal Electronics, Inc	215
87,200	e*	Utstarcom, Inc	248
54,329	*	Varian Semiconductor Equipment Associates, Inc	1,529
15,575	*	Viasat, Inc	338
12,845	e	Vicor Corp	153
127,423	*	Vishay Intertechnology, Inc	1,154
13,179	*	Volterra Semiconductor Corp	149
56,062	e	Whirlpool Corp	4,865
210,715		Xilinx, Inc	5,005
19,213	e*	Zoltek Cos, Inc	510
35,864	*	Zoran Corp	490
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	633,857

ENGINEERING AND MANAGEMENT SERVICES - 0.97%
13,465	e*	Advisory Board Co	740
28,593	*	Aecom Technology Corp	744
3,198	e*	Affymax, Inc	45
93,512	e*	Amylin Pharmaceuticals, Inc	2,731
54,636	*	Applera Corp (Celera Genomics Group)	803
40,510	e*	Ariad Pharmaceuticals, Inc	137
7,981	e	CDI Corp	200
301,755	*	Celgene Corp	18,495
4,200	*	comScore, Inc	84
8,356	e*	Cornell Cos, Inc	188
27,057	e	Corporate Executive Board Co	1,095
8,400	e*	CRA International, Inc	270
41,854	*	CV Therapeutics, Inc	298
20,365	e	Diamond Management & Technology Consultants, Inc	131

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,921	e*	eResearch Technology, Inc	$446
65,374	e*	Exelixis, Inc	454
11,236	*	Exponent, Inc	369
62,125		Fluor Corp	8,770
12,000	e*	Genpact Ltd	147
36,978	*	Gen-Probe, Inc	1,782
15,327	*	Greenfield Online, Inc	182
31,752	e*	Harris Interactive, Inc	87
67,023	*	Hewitt Associates, Inc (Class A)	2,666
13,227	*	Huron Consulting Group, Inc	550
60,816	e*	Incyte Corp	639
65,186	e*	Isis Pharmaceuticals, Inc	920
84,227	*	Jacobs Engineering Group, Inc	6,198
119,883		KBR, Inc	3,324
8,794	*	Kendle International, Inc	395
29,364	e*	Kosan Biosciences, Inc	46
6,175		Landauer, Inc	311
17,070	*	LECG Corp	160
26,264	e*	Lifecell Corp	1,104
22,750	e*	Luminex Corp	447
15,124		MAXIMUS, Inc	555
16,427	e*	Maxygen, Inc	106
160,080	*	McDermott International, Inc	8,776
5,139	*	Michael Baker Corp	115
152,736	e	Moody's Corp	5,320
7,000	e*	MTC Technologies, Inc	166
31,449	e*	Myriad Genetics, Inc	1,267
40,786	*	Navigant Consulting, Inc	774
22,856	e*	Neurogen Corp	43
24,067	e*	Omnicell, Inc	484
239,692		Paychex, Inc	8,212
14,301	e*	PharmaNet Development Group, Inc	361
110,430		Quest Diagnostics, Inc	4,999
44,788	*	Regeneron Pharmaceuticals, Inc	859
97,295	e*	Rentech, Inc	87
32,857		Resources Connection, Inc	587
17,806	*	Rigel Pharmaceuticals, Inc	332
20,942	*	RTI Biologics, Inc	198
118,800	e*	SAIC, Inc	2,208
41,515	e*	Savient Pharmaceuticals, Inc	830
29,620	e*	Seattle Genetics, Inc	270
21,388	e*	Senomyx, Inc	126
56,724	*	Shaw Group, Inc	2,674
5,857	*	Stanley, Inc	173
24,068	e*	Symyx Technologies, Inc	180
7,624	e*	Tejon Ranch Co	285
35,223	e*	Telik, Inc	86
38,899	e*	Tetra Tech, Inc	759
56,597	*	URS Corp	1,850
21,511	e*	Verenium Corp	76
30,194		Watson Wyatt & Co Holdings (Class A)	1,713
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	99,429

FABRICATED METAL PRODUCTS - 0.54%
23,434	*	Alliant Techsystems, Inc	2,426
6,162	e	Ameron International Corp	576

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
49,516		Aptargroup, Inc	$1,928
69,983		Ball Corp	3,215
8,848	*	Chart Industries, Inc	299
11,232	e	CIRCOR International, Inc	520
84,663		Commercial Metals Co	2,537
13,231	e*	Commercial Vehicle Group, Inc	131
2,198	e	Compx International, Inc	20
35,527	e	Crane Co	1,434
115,778	*	Crown Holdings, Inc	2,913
8,340	e	Dynamic Materials Corp	360
20,133	e*	Griffon Corp	173
9,089		Gulf Island Fabrication, Inc	261
332905		Illinois Tool Works, Inc	16,056
10,094	e	Insteel Industries, Inc	117
9,968	*	Ladish Co, Inc	359
8,117	e	Lifetime Brands, Inc	73
25,129	e*	Mobile Mini, Inc	478
80,964	e	Mueller Water Products, Inc (Class A)	662
15,669	e*	NCI Building Systems, Inc	379
122,851		Parker Hannifin Corp	8,510
5,880	e*	Park-Ohio Holdings Corp	92
71,324	e	Pentair, Inc	2,275
7,218	*	PGT, Inc	20
17,440		Silgan Holdings, Inc	866
26,264	e	Simpson Manufacturing Co, Inc	714
20,492	e*	Smith & Wesson Holding Corp	103
41,032		Snap-On, Inc	2,087
59,613	e	Stanley Works	2,839
16,048	e*	Sturm Ruger & Co, Inc	132
7,928	e	Sun Hydraulics Corp	232
44,785	e*	Taser International, Inc	421
9,351	e*	Trimas Corp	49
13,461	e	Valmont Industries, Inc	1,183
23,144	e	Watts Water Technologies, Inc (Class A)	649
		TOTAL FABRICATED METAL PRODUCTS	55,089

FOOD AND KINDRED PRODUCTS - 3.80%
14,670	e*	Altus Pharmaceuticals, Inc	67
4,618	e*	American Dairy, Inc	42
508,918	*	Anheuser-Busch Cos, Inc	24,148
461,261	*	Archer Daniels Midland Co	18,986
6,482	e*	Boston Beer Co, Inc (Class A)	308
86,176	e	Bunge Ltd	7,487
163,485		Campbell Soup Co	5,550
4,202		Coca-Cola Bottling Co Consolidated	259
1,641,559		Coca-Cola Co	99,922
221,712		Coca-Cola Enterprises, Inc	5,365
352,153		ConAgra Foods, Inc	8,434
135,742	e*	Constellation Brands, Inc (Class A)	2,399
52,685		Corn Products International, Inc	1,957
56,731	*	Darling International, Inc	735
142,789		Del Monte Foods Co	1,361
5,320	e	Farmer Bros Co	123
55,188		Flowers Foods, Inc	1,366
228,958		General Mills, Inc	13,710
229,711		H.J. Heinz Co	10,790

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
49,620	e*	Hansen Natural Corp	$1,752
119,038	e	Hershey Co	4,484
51,155	e	Hormel Foods Corp	2,131
8,158	e	Imperial Sugar Co	154
9,626		J&J Snack Foods Corp	264
39,921		J.M. Smucker Co	2,020
15,444	e*	Jones Soda Co	54
166,943		Kellogg Co	8,774
1,139,720		Kraft Foods, Inc (Class A)	35,343
15,961		Lancaster Colony Corp	638
20,449		Lance, Inc	401
8,556	e*	M&F Worldwide Corp	320
92,993		McCormick & Co, Inc	3,438
6,584	e	MGP Ingredients, Inc	46
82,604		Molson Coors Brewing Co (Class B)	4,342
5,604		National Beverage Corp	43
9,395	e*	Peet's Coffee & Tea, Inc	221
99,580		Pepsi Bottling Group, Inc	3,377
41,694		PepsiAmericas, Inc	1,064
1,158,957	*	PepsiCo, Inc	83,677
24,523	*	Performance Food Group Co	801
18,114	e*	Ralcorp Holdings, Inc	1,053
15,246	e	Reddy Ice Holdings, Inc	199
121,895		Reynolds American, Inc	7,195
12,303	e	Sanderson Farms, Inc	468
519,532		Sara Lee Corp	7,263
77,264	e*	Smithfield Foods, Inc	1,990
26,942	e	Tootsie Roll Industries, Inc	679
20,712	*	TreeHouse Foods, Inc	473
187,021		Tyson Foods, Inc (Class A)	2,983
171,217		Wrigley (Wm.) Jr Co	10,759
		TOTAL FOOD AND KINDRED PRODUCTS	389,415

FOOD STORES - 0.32%
837	e	Arden Group, Inc (Class A)	120
17,270	e*	Great Atlantic & Pacific Tea Co, Inc	453
8,163	e	Ingles Markets, Inc (Class A)	201
474,488		Kroger Co	12,052
20,111	e*	Panera Bread Co (Class A)	842
16,292	*	Pantry, Inc	343
29,048		Ruddick Corp	1,071
312,849		Safeway, Inc	9,182
149,082		Supervalu, Inc	4,470
2,326	e	Village Super Market (Class A)	120
6,734		Weis Markets, Inc	232
99,875	e	Whole Foods Market, Inc	3,293
21,903	e*	Winn-Dixie Stores, Inc	393
		TOTAL FOOD STORES	32,772

FORESTRY - 0.12%
53,628		Rayonier, Inc	2,329
152,288	*	Weyerhaeuser Co	9,905
		TOTAL FORESTRY	12,234

FURNITURE AND FIXTURES - 0.28%
18,783	e	Ethan Allen Interiors, Inc	534

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,198	e	Furniture Brands International, Inc	$400
44,896	e	Herman Miller, Inc	1,103
43,616	*	Hillenbrand Industries, Inc	2,085
33,809	e	HNI Corp	909
7,413	e	Hooker Furniture Corp	166
38,561		Interface, Inc (Class A)	542
417,572		Johnson Controls, Inc	14,114
18,600		Kimball International, Inc (Class B)	199
36,828	e	La-Z-Boy, Inc	307
124,980	e	Leggett & Platt, Inc	1,906
267,097	e	Masco Corp	5,297
28,667	e	Sealy Corp	218
39,114	e*	Select Comfort Corp	141
53,400	e	Tempur-Pedic International, Inc	587
		TOTAL FURNITURE AND FIXTURES	28,508

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
186,627	e*	Bed Bath & Beyond, Inc	5,506
121,037	e	Circuit City Stores, Inc	482
111,416	*	GameStop Corp (Class A)	5,761
16,062	e	Haverty Furniture Cos, Inc	171
31,963		Knoll, Inc	369
37,412	e*	Mohawk Industries, Inc	2,679
64,355	e*	Pier 1 Imports, Inc	404
58,232		Steelcase, Inc (Class A)	644
21,617	e	Tuesday Morning Corp	112
64,234	e	Williams-Sonoma, Inc	1,557
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	17,685

GENERAL BUILDING CONTRACTORS - 0.22%
1,271	e	Amrep Corp	66
3,890	e*	Avatar Holdings, Inc	170
27,719	e	Beazer Homes USA, Inc	262
7,978	e	Brookfield Homes Corp	134
84,992	e	Centex Corp	2,058
221,862	e	DR Horton, Inc	3,494
26,548	e*	Hovnanian Enterprises, Inc (Class A)	281
54,387	e	KB Home	1,345
96,790	e	Lennar Corp (Class A)	1,821
9,603	e	M/I Homes, Inc	163
17,708	e	McGrath RentCorp	427
24,302	e	MDC Holdings, Inc	1,064
16,766	e*	Meritage Homes Corp	324
2,899	*	NVR, Inc	1,732
11,355	e*	Palm Harbor Homes, Inc	60
18,779	*	Perini Corp	680
149,622	e	Pulte Homes, Inc	2,177
27,006		Ryland Group, Inc	888
45,800	e	Standard-Pacific Corp	223
8,756	e*	Team, Inc	239
89,281	e*	Toll Brothers, Inc	2,096
37,809		Walter Industries, Inc	2,368
21,762	e*	WCI Communities, Inc	73
		TOTAL GENERAL BUILDING CONTRACTORS	22,145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
GENERAL MERCHANDISE STORES - 1.70%
31,592	e*	99 Cents Only Stores	$313
64,387	e*	Big Lots, Inc	1,436
46,090	e*	BJ's Wholesale Club, Inc	1,645
7,308	e	Bon-Ton Stores, Inc	40
35,721		Casey's General Stores, Inc	807
8,648	e*	Conn's, Inc	141
315,132		Costco Wholesale Corp	20,474
37,494	e	Dillard's, Inc (Class A)	645
99,442	e	Family Dollar Stores, Inc	1,939
29,664	e	Fred's, Inc	304
159,672		JC Penney Co, Inc	6,021
306,997		Macy's, Inc	7,079
17,729	e*	Retail Ventures, Inc	86
99,401	e*	Saks, Inc	1,240
17,973	e	Stein Mart, Inc	101
607,265		Target Corp	30,776
304,988		TJX Cos, Inc	10,086
1,716,873		Wal-Mart Stores, Inc	90,445
		TOTAL GENERAL MERCHANDISE STORES	173,578

HEALTH SERVICES - 1.14%
18,580	e*	Alliance Imaging, Inc	160
18,220	e*	Amedisys, Inc	717
8,641	e*	American Dental Partners, Inc	84
119,181		AmerisourceBergen Corp	4,884
22,231	*	Amsurg Corp	526
31,771	*	Apria Healthcare Group, Inc	627
42,918	e*	Assisted Living Concepts, Inc (A Shares)	253
7,094	e*	Bio-Reference Labs, Inc	187
27,594	e	Brookdale Senior Living, Inc	659
203,764		Cigna Corp	8,267
65,924	*	Community Health Systems, Inc	2,213
6,016	*	Corvel Corp	184
45,004	*	Covance, Inc	3,734
110,607	*	Coventry Health Care, Inc	4,463
22,090	e*	Cross Country Healthcare, Inc	273
16,323	e*	CryoLife, Inc	153
74,364	*	DaVita, Inc	3,552
41,198	*	Edwards Lifesciences Corp	1,835
8,598	e*	eHealth, Inc	190
7,411	e*	Emeritus Corp	155
18,855	e*	Enzo Biochem, Inc	171
156,380	*	Express Scripts, Inc	10,058
8,923	e*	Genomic Health, Inc	169
4,000	*	Genoptix, Inc	100
18,949	*	Gentiva Health Services, Inc	412
156,106	*	Health Management Associates, Inc (Class A)	826
55,200	*	Healthsouth Corp	982
24,588	e*	Healthways, Inc	869
18,980	e*	Hythiam, Inc	23
40,949	e*	Immunomedics, Inc	115
21,589	*	Kindred Healthcare, Inc	472
79,042	*	Laboratory Corp of America Holdings	5,824
14,843	e	LCA-Vision, Inc	186
8,098	*	LHC Group, Inc	136
39,831	e*	LifePoint Hospitals, Inc	1,094

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
59,405	*	Lincare Holdings, Inc	$1,670
27,594	e*	Magellan Health Services, Inc	1,095
13,215	*	Matria Healthcare, Inc	295
210,008		McKesson Corp	10,998
6,947	e*	Medcath Corp	126
371,540	*	Medco Health Solutions, Inc	16,270
4,992	e	National Healthcare Corp	243
65,248	e*	Nektar Therapeutics	453
15,155	*	Nighthawk Radiology Holdings, Inc	142
25,907	*	Odyssey HealthCare, Inc	233
85,615	e	Omnicare, Inc	1,555
34,263	*	Pediatrix Medical Group, Inc	2,309
73,265		Pharmaceutical Product Development, Inc	3,070
38,523	e*	Psychiatric Solutions, Inc	1,307
12,730	*	RehabCare Group, Inc	191
15,881	e*	Skilled Healthcare Group, Inc (Class A)	174
16,786	e*	Stereotaxis, Inc	99
30,632	*	Sun Healthcare Group, Inc	403
35,130	e*	Sunrise Senior Living, Inc	783
334,984	e*	Tenet Healthcare Corp	1,896
8,100	*	Triple-S Management Corp (Class B)	143
32,048		Universal Health Services, Inc (Class B)	1,721
384,291	*	WellPoint, Inc	16,959
		TOTAL HEALTH SERVICES	116,688

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
3,709	e*	Comverge, Inc	38
99,442	*	Foster Wheeler Ltd	5,631
25,688	e	Granite Construction, Inc	840
17,122	e*	Matrix Service Co	294
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	6,803

HOLDING AND OTHER INVESTMENT OFFICES - 2.33%
23,371	e	Acadia Realty Trust	564
25953	e*	Affiliated Managers Group, Inc	2,355
5,860	e	Agree Realty Corp	161
39,669	e	Alesco Financial, Inc	114
1,423	e*	Alexander's, Inc	504
22,774	e	Alexandria Real Estate Equities, Inc	2,112
109,067	e	Allied Capital Corp	2,010
70,448		AMB Property Corp	3,834
16,528		American Campus Communities, Inc	452
101,231		American Financial Realty Trust	804
12,511	e*	Ampal American Israel (Class A)	80
325,431		Annaly Mortgage Management, Inc	4,986
40,991	e	Anthracite Capital, Inc	271
49,445		Anworth Mortgage Asset Corp	303
65,085	e	Apartment Investment & Management Co (Class A)	2,331
84,805	e	Apollo Investment Corp	1,342
8,687	e	Arbor Realty Trust, Inc	131
76,924		Ashford Hospitality Trust, Inc	437
10,813		Associated Estates Realty Corp	124
56,325		AvalonBay Communities, Inc	5,436
46,986	e	BioMed Realty Trust, Inc	1,122
72,439		Boston Properties, Inc	6,669
61,655		Brandywine Realty Trust	1,046

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,240	e	BRE Properties, Inc (Class A)	$1,697
4,999	e	BRT Realty Trust	70
40,240		Camden Property Trust	2,020
30,528	e	Capital Lease Funding, Inc	237
2,167	e	Capital Southwest Corp	268
8,296	e	Capital Trust, Inc (Class A)	224
46,296	e	CBL & Associates Properties, Inc	1,089
20,960	e	CBRE Realty Finance, Inc	84
31,340		Cedar Shopping Centers, Inc	366
5,581	e	Cherokee, Inc	188
32,771		Colonial Properties Trust	788
28,732		Corporate Office Properties Trust	966
28,724		Cousins Properties, Inc	710
17,561	e	Crystal River Capital, Inc	157
123,500	e	DCT Industrial Trust, Inc	1,230
41,233	e	Deerfield Capital Corp	58
88,008	e	Developers Diversified Realty Corp	3,686
63,663		DiamondRock Hospitality Co	807
37,521	e	Digital Realty Trust, Inc	1,332
70,934	e	Douglas Emmett, Inc	1,565
104,881		Duke Realty Corp	2,392
15,783	e	EastGroup Properties, Inc	733
18,827		Education Realty Trust, Inc	237
16,159	e*	Energy Infrastructure Acquisition Corp	161
19,856	e	Entertainment Properties Trust	979
15,082		Equity Lifestyle Properties, Inc	745
26,061	e	Equity One, Inc	625
193,308		Equity Residential	8,020
17,086	e	Essex Property Trust, Inc	1,947
45,371	e	Extra Space Storage, Inc	735
41,943	e	Federal Realty Investment Trust	3,269
48,174		FelCor Lodging Trust, Inc	580
32,972	e	First Industrial Realty Trust, Inc	1,018
16,992	e	First Potomac Realty Trust	261
41,850	e	Franklin Street Properties Corp	599
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	181
153,090	e	General Growth Properties, Inc	5,843
11,498	e	Getty Realty Corp	183
7,828	e	Gladstone Capital Corp	146
26,916	e	Glimcher Realty Trust	322
27,800	e	GMH Communities Trust	241
12,400	e	Gramercy Capital Corp	260
154,108	e	HCP, Inc	5,210
57,238		Health Care REIT, Inc	2,583
34,672	e	Healthcare Realty Trust, Inc	907
28,508		Hersha Hospitality Trust	257
11,539	e*	HFF, Inc (Class A)	58
29,600	e*	Hicks Acquisition Co I, Inc	272
41,242		Highwoods Properties, Inc	1,281
30,269	e*	Hilltop Holdings, Inc	315
25,159		Home Properties, Inc	1,207
66,278		Hospitality Properties Trust	2,255
368,977		Host Marriott Corp	5,874
150,177	e	HRPT Properties Trust	1,011
56,391	e	IMPAC Mortgage Holdings, Inc	72
48,741	e	Inland Real Estate Corp	741

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
32,947	e	Investors Real Estate Trust	$322
295,350	e	iShares Russell 3000 Index Fund	22,509
90,509	e	iStar Financial, Inc	1,270
36,609	e*	Jamba, Inc	97
18,553	e	JER Investors Trust, Inc	157
24,426	e	Kilroy Realty Corp	1,200
151,738		Kimco Realty Corp	5,944
20,224		Kite Realty Group Trust	283
29,268	e	LaSalle Hotel Properties	841
51,795	e	Lexington Corporate Properties Trust	746
64,945		Liberty Property Trust	2,020
17,555		LTC Properties, Inc	451
31,753	e,v	Luminent Mortgage Capital, Inc	18
50,605		Macerich Co	3,556
49,047		Mack-Cali Realty Corp	1,751
29,713	e	Maguire Properties, Inc	425
36,111	e	Medical Properties Trust, Inc	409
32,379	e*	Meruelo Maddux Properties, Inc	82
93,419		MFA Mortgage Investments, Inc	589
20,324		Mid-America Apartment Communities, Inc	1,013
14,218	e	Mission West Properties, Inc	134
17,411		MVC Capital, Inc	265
18,515	e	National Health Investors, Inc	579
47,005		National Retail Properties, Inc	1,036
62,894		Nationwide Health Properties, Inc	2,123
29,156	e	Newcastle Investment Corp	241
29,330	e*	NexCen Brands, Inc	101
42,485	e	NorthStar Realty Finance Corp	347
47,487		Omega Healthcare Investors, Inc	824
11,623		Parkway Properties, Inc	430
13,973	e	PennantPark Investment Corp	119
23,126	e	Pennsylvania Real Estate Investment Trust	564
124,866	e	Plum Creek Timber Co, Inc	5,082
30,066		Post Properties, Inc	1,161
26,992		Potlatch Corp	1,114
179,182		Prologis	10,547
14,058	e	Prospect Capital Corp	214
11,782		PS Business Parks, Inc	611
88,541		Public Storage, Inc	7,847
44,670	e	RAIT Investment Trust	310
11,548		Ramco-Gershenson Properties	244
71,615	e	Realty Income Corp	1,835
17,153	e	Redwood Trust, Inc	624
49,074		Regency Centers Corp	3,178
15,662	e	Resource Capital Corp	119
8,737		Saul Centers, Inc	439
59,087		Senior Housing Properties Trust	1,400
156,245		Simon Property Group, Inc	14,517
42,555		SL Green Realty Corp	3,467
14,582	e	Sovran Self Storage, Inc	623
55,726	e	Strategic Hotels & Resorts, Inc	732
12,790		Sun Communities, Inc	262
44,687		Sunstone Hotel Investors, Inc	715
22,030	e	Tanger Factory Outlet Centers, Inc	847
11,598	e*	Tarragon Corp	25
37,822		Taubman Centers, Inc	1,971

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,900	e*	Triplecrown Acquisition Corp	$181
100,110		UDR, Inc	2,455
10,285	e	Universal Health Realty Income Trust	342
19,529	e	Urstadt Biddle Properties, Inc (Class A)	307
33,533		U-Store-It Trust	380
94,158		Ventas, Inc	4,229
209,494		Virgin Media, Inc	2,948
94,821		Vornado Realty Trust	8,175
42,541		WABCO Holdings, Inc	1,941
33,112	e	Washington Real Estate Investment Trust	1,107
55,000	e	Weingarten Realty Investors	1,894
36,561		Winthrop Realty Trust	151
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	238,690

HOTELS AND OTHER LODGING PLACES - 0.37%
18,496	e	Ameristar Casinos, Inc	337
15,345	e*	Bluegreen Corp	103
39,969	e	Boyd Gaming Corp	799
26,796		Choice Hotels International, Inc	914
29,868	e*	Gaylord Entertainment Co	905
21,853	e*	Great Wolf Resorts, Inc	139
9,907	e*	Isle of Capri Casinos, Inc	71
73,773	e*	Las Vegas Sands Corp	5,433
14,595	*	Lodgian, Inc	163
14,891	e	Marcus Corp	286
213,970	e	Marriott International, Inc (Class A)	7,352
83,467	*	MGM Mirage	4,905
8,692	*	Monarch Casino & Resort, Inc	154
14,393	e*	Morgans Hotel Group Co	213
30,124	e	Orient-Express Hotels Ltd (Class A)	1,300
10,185	e*	Riviera Holdings Corp	210
133,623		Starwood Hotels & Resorts Worldwide, Inc	6,915
19,819	e*	Trump Entertainment Resorts, Inc	71
22,214	e*	Vail Resorts, Inc	1,073
128,944		Wyndham Worldwide Corp	2,667
38,929		Wynn Resorts Ltd	3,918
		TOTAL HOTELS AND OTHER LODGING PLACES	37,928

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.57%
8,853	e	Aaon, Inc	177
39,814	e	Actuant Corp (Class A)	1,203
64,792	*	AGCO Corp	3,880
18,980	e	Albany International Corp (Class A)	686
17,732	e*	Allis-Chalmers Energy, Inc	245
7,249	*	Altra Holdings, Inc	97
5,232		Ampco-Pittsburgh Corp	225
977,204		Applied Materials, Inc	19,065
13,287	*	Astec Industries, Inc	515
39,136	*	Asyst Technologies, Inc	137
73,014	*	Axcelis Technologies, Inc	409
44,378	e	Black & Decker Corp	2,933
11,587		Black Box Corp	357
27,159	e*	Blount International, Inc	336
34,939	e	Briggs & Stratton Corp	625
283,655	*	Brocade Communications Systems, Inc	2,071
52,087	e*	Brooks Automation, Inc	506

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,513		Bucyrus International, Inc (Class A)	$2,695
43,791	e	Carlisle Cos, Inc	1,464
8,415	e	Cascade Corp	415
453,825	e	Caterpillar, Inc	35,530
62,093	*	Cirrus Logic, Inc	417
12,813	*	Columbus McKinnon Corp	397
22,453	e*	Cray, Inc	134
147,318		Cummins, Inc	6,897
31,330		Curtiss-Wright Corp	1,300
22,436	e*	Cymer, Inc	584
320,832		Deere & Co	25,808
1,608,985	*	Dell, Inc	32,051
51,236		Diebold, Inc	1,924
54,806		Donaldson Co, Inc	2,208
136,565		Dover Corp	5,706
60,631	*	Dresser-Rand Group, Inc	1,864
19,841	*	Dril-Quip, Inc	922
39,428	*	Electronics for Imaging, Inc	588
1,495,961	*	EMC Corp	21,452
60,542	*	Emulex Corp	983
10,817	*	ENGlobal Corp	92
15,889	e*	EnPro Industries, Inc	496
97,823	*	Entegris, Inc	703
89,895	e*	Extreme Networks, Inc	279
12,988	e*	Flotek Industries, Inc	190
26,655	e*	Flow International Corp	248
40,195		Flowserve Corp	4,196
91,622	e*	FMC Technologies, Inc	5,212
12,288	e*	Fuel Tech, Inc	252
37,362	*	Gardner Denver, Inc	1,386
10,307	e*	Gehl Co	175
7,311,257	d*	General Electric Co	270,590
9,597	e	Gorman-Rupp Co	316
43,862		Graco, Inc	1,590
90,683	*	Grant Prideco, Inc	4,463
7,778	e	Hardinge, Inc	107
1,754,896	*	Hewlett-Packard Co	80,129
3,857	e*	Hurco Cos, Inc	180
56,272		IDEX Corp	1,727
18,659	*	Immersion Corp	133
192,090		Ingersoll-Rand Co Ltd (Class A)	8,563
39,372	e*	Intermec, Inc	874
972,196	*	International Business Machines Corp	111,939
222,540		International Game Technology	8,948
14,156	*	Intevac, Inc	183
5,817	e*	Isilon Systems, Inc	28
128,454		ITT Industries, Inc	6,655
129,647		Jabil Circuit, Inc	1,226
76,748		Joy Global, Inc	5,001
9,545	*	Kadant, Inc	280
21,080	e	Kaydon Corp	926
56,933		Kennametal, Inc	1,676
40,500	*	Kulicke & Soffa Industries, Inc	194
88,030	*	Lam Research Corp	3,365
38,084		Lennox International, Inc	1,370
66,966	*	Lexmark International, Inc (Class A)	2,057

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,300	e	Lindsay Manufacturing Co	$953
10,534		Lufkin Industries, Inc	672
87,858	e	Manitowoc Co, Inc	3,585
57,418	*	Micros Systems, Inc	1,933
9,480	e*	Middleby Corp	591
24,902	e	Modine Manufacturing Co	361
3,910	e	Nacco Industries, Inc (Class A)	316
12,415	*	NATCO Group, Inc (Class A)	580
24,403	e*	Netgear, Inc	487
23,832	e	Nordson Corp	1,283
34,849	e*	Oil States International, Inc	1,562
86,870		Pall Corp	3,047
72,885	e	Palm, Inc	364
134,455	e*	Quantum Corp	288
25,143	e*	Rackable Systems, Inc	229
14,719	*	RBC Bearings, Inc	547
7,282	*	Rimage Corp	159
13,878	*	Riverbed Technology, Inc	206
19,984		Robbins & Myers, Inc	653
106,305		Rockwell Automation, Inc	6,104
85,950	e*	Safeguard Scientifics, Inc	128
161,340	*	SanDisk Corp	3,641
6,258	e	Sauer-Danfoss, Inc	139
19,852	e*	Scansource, Inc	718
45,874	e*	Scientific Games Corp (Class A)	968
392,405		Seagate Technology, Inc	8,217
86,617	m,v	Seagate Technology, Inc	-	^
15,689	e*	Semitool, Inc	131
20,064	e*	Sigma Designs, Inc	455
4,732	e*	Silicon Graphics, Inc	56
44,258	e*	SourceForge, Inc	88
37,255		SPX Corp	3,908
8,469		Standex International Corp	189
22,478	e*	STEC, Inc	139
6,704	*	Super Micro Computer, Inc	56
3,935	*	T-3 Energy Services, Inc	168
10,545	*	Tecumseh Products Co (Class A)	324
11,200		Tennant Co	446
127,189	*	Teradata Corp	2,806
72,830	*	Terex Corp	4,552
62,888		Timken Co	1,869
26,107	e	Toro Co	1,081
127,623		Trane, Inc	5,858
14,313	e*	TurboChef Technologies, Inc	93
6,504	e	Twin Disc, Inc	103
18,851	*	Ultratech, Inc	181
90,420	*	Varian Medical Systems, Inc	4,235
43,796	e*	VeriFone Holdings, Inc	695
16,186	e	Watsco, Inc	670
156,881	*	Western Digital Corp	4,242
40,338		Woodward Governor Co	1,078
48,810	e*	Zebra Technologies Corp (Class A)	1,626
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	775,335

INSTRUMENTS AND RELATED PRODUCTS - 4.87%
15,924	e*	Abaxis, Inc	369

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,958	e*	Abiomed, Inc	$223
11,700	e*	Accuray, Inc	91
42,253	e*	Advanced Medical Optics, Inc	858
48,446	e*	Affymetrix, Inc	844
262,139	*	Agilent Technologies, Inc	7,820
42,246	e*	Align Technology, Inc	469
216,878		Allergan, Inc	12,230
51,214	e*	American Medical Systems Holdings, Inc	727
6,336	e	American Science & Engineering, Inc	346
11,392		Analogic Corp	758
14,600	e*	Anaren, Inc	185
15,144	*	Angiodynamics, Inc	175
119,785		Applera Corp (Applied Biosystems Group)	3,936
17,103	e*	Applied Energetics, Inc	28
7,835	e*	Argon ST, Inc	133
18,626	e*	Arthrocare Corp	621
11,116	e*	Aspect Medical Systems, Inc	68
9,964	e	Badger Meter, Inc	431
73,773		Bard (C.R.), Inc	7,112
461,294		Baxter International, Inc	26,672
44,153		Beckman Coulter, Inc	2,850
173,674		Becton Dickinson & Co	14,910
12,755	*	Bio-Rad Laboratories, Inc (Class A)	1,135
942,844	*	Boston Scientific Corp	12,134
46,048	*	Bruker BioSciences Corp	709
8,219	e*	Cantel Medical Corp	87
39,114	e*	Cepheid, Inc	954
15,857	e	Cohu, Inc	258
22,053	e*	Conmed Corp	565
31,515	e	Cooper Cos, Inc	1,085
349,750		Covidien Ltd	15,476
70,483	e*	Credence Systems Corp	120
9,576	e*	Cutera, Inc	129
14,634	e*	Cyberonics, Inc	212
5,493	*	Cynosure, Inc (Class A)	117
174,221		Danaher Corp	13,246
9,120		Datascope Corp	378
106,541		Dentsply International, Inc	4,112
15,633	e*	Dionex Corp	1,204
28,799		DRS Technologies, Inc	1,678
8,652	*	Eagle Test Systems, Inc	91
203,504	e*	Eastman Kodak Co	3,596
563,062		Emerson Electric Co	28,975
19,238	e*	ESCO Technologies, Inc	764
18,700	*	Esterline Technologies Corp	942
48,426	e*	ev3, Inc	394
7,765	*	Excel Technology, Inc	209
10,521	e*	FARO Technologies, Inc	328
24,915	e*	FEI Co	544
8,200	*	FGX International Holdings Ltd	98
93,902	e*	Flir Systems, Inc	2,826
34,873	e*	Formfactor, Inc	666
30,712	e*	Fossil, Inc	938
83,692	e	Garmin Ltd	4,520
19,314	*	Haemonetics Corp	1,151
87,147	*	Hologic, Inc	4,845

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,395	e*	ICU Medical, Inc	$270
13,461	e*	I-Flow Corp	189
16,744	e*	II-VI, Inc	636
38,965	e*	Illumina, Inc	2,957
5,270	e*	Insulet Corp	76
14,613	e*	Integra LifeSciences Holdings Corp	635
26,669	*	Intuitive Surgical, Inc	8,650
22,994	e	Invacare Corp	512
52,711	e*	ION Geophysical Corp	727
21,241	e*	Itron, Inc	1,917
30,992	*	Ixia	240
2,060,863		Johnson & Johnson	133,688
8,260	e*	Kensey Nash Corp	239
128,287		Kla-Tencor Corp	4,759
41,961	e*	L-1 Identity Solutions, Inc	558
49,063	e*	LTX Corp	154
9,698	e*	Masimo Corp	252
9,778	e*	Measurement Specialties, Inc	171
9,627	e*	Medical Action Industries, Inc	158
813,569		Medtronic, Inc	39,352
23,876	e	Mentor Corp	614
18,330	*	Merit Medical Systems, Inc	290
26,843	*	Mettler-Toledo International, Inc	2,607
10,806	e*	Micrus Endovascular Corp	134
38,216	e*	Millipore Corp	2,576
19,960	e	Mine Safety Appliances Co	822
35,548	*	MKS Instruments, Inc	761
12,667		Movado Group, Inc	247
13,932		MTS Systems Corp	449
39,105		National Instruments Corp	1,022
13,063	e*	Natus Medical, Inc	237
27,910	e*	Newport Corp	312
13,692	e*	Northstar Neuroscience, Inc	22
23,547	e*	NuVasive, Inc	813
14,324	e*	NxStage Medical, Inc	62
11,676	e*	Orthofix International NV	464
2,713	e*	OYO Geospace Corp	123
12,302	e*	Palomar Medical Technologies, Inc	186
85,092		PerkinElmer, Inc	2,064
156,250		Pitney Bowes, Inc	5,472
56,088	e*	Resmed, Inc	2,366
118,475		Rockwell Collins, Inc	6,771
21,764	*	Rofin-Sinar Technologies, Inc	977
62,447		Roper Industries, Inc	3,712
20,900	e*	Rudolph Technologies, Inc	204
37,475	e*	Sirf Technology Holdings, Inc	191
11,900	e*	Sirona Dental Systems, Inc	321
18,952	e*	Sonic Innovations, Inc	92
16,954	e*	Sonic Solutions, Inc	164
11,650	e*	SonoSite, Inc	331
21,581	e*	Spectranetics Corp	180
239,147	*	St. Jude Medical, Inc	10,329
45,970		STERIS Corp	1,233
215,788		Stryker Corp	14,037
24,549	*	Symmetry Medical, Inc	408
27,552	*	Techne Corp	1,856

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,935	*	Teledyne Technologies, Inc	$1,219
122,676	*	Teradyne, Inc	1,524
298,225	*	Thermo Electron Corp	16,951
37,720	e*	Thoratec Corp	539
84,208	e*	Trimble Navigation Ltd	2,408
23,832	*	Varian, Inc	1,380
20,673	e*	Veeco Instruments, Inc	344
11,927	e*	Vital Images, Inc	177
7,691		Vital Signs, Inc	390
40,285	e*	Vivus, Inc	243
16,979	e*	Volcano Corp	212
71,444	*	Waters Corp	3,979
24,247	e*	Wright Medical Group, Inc	585
662,689	e	Xerox Corp	9,920
20,207	e*	X-Rite, Inc	121
168,070	*	Zimmer Holdings, Inc	13,086
11,924	*	Zoll Medical Corp	317
12,959	e*	Zygo Corp	161
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	498,487

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
207,579		AON Corp	8,345
79,149		Brown & Brown, Inc	1,376
14,025	e*	Crawford & Co (Class B)	74
66,596	e	Gallagher (Arthur J.) & Co	1,573
223,875		Hartford Financial Services Group, Inc	16,963
27,850		Hilb Rogal & Hobbs Co	876
366,906		Marsh & McLennan Cos, Inc	8,934
28,892	e	National Financial Partners Corp	649
4,573	*	United America Indemnity Ltd (Class A)	88
6,431		White Mountains Insurance Group Ltd	3,087
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	41,965

INSURANCE CARRIERS - 4.15%
232,287		ACE Ltd	12,790
361,326		Aetna, Inc	15,208
346,929		Aflac, Inc	22,533
21,901	e	Alfa Corp	481
3,676	e*	Alleghany Corp	1,255
34,741		Allied World Assurance Holdings Ltd	1,379
402,604		Allstate Corp	19,349
72,280	e	Ambac Financial Group, Inc	416
39,900	e	American Equity Investment Life Holding Co	370
54,873		American Financial Group, Inc	1,403
1,591,701		American International Group, Inc	68,841
11,112		American National Insurance Co	1,186
8,194		American Physicians Capital, Inc	380
37,965	e*	AMERIGROUP Corp	1,038
13,065	*	Amerisafe, Inc	165
17,807	e	Amtrust Financial Services, Inc	289
32,144	*	Arch Capital Group Ltd	2,207
18,828	*	Argo Group International Holdings Ltd	669
66,759		Aspen Insurance Holdings Ltd	1,761
83,996		Assurant, Inc	5,112
56,754	e	Assured Guaranty Ltd	1,347
111,529		Axis Capital Holdings Ltd	3,790

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,897		Baldwin & Lyons, Inc (Class B)	$126
5,529	e	Castlepoint Holdings Ltd	54
31,767	*	Centene Corp	443
265,732		Chubb Corp	13,148
121,325		Cincinnati Financial Corp	4,615
24,979	e*	Citizens, Inc	167
19,762		CNA Financial Corp	510
10,118	*	CNA Surety Corp	156
32,662	e	Commerce Group, Inc	1,178
134,174	*	Conseco, Inc	1,369
5,246	e*	Darwin Professional Underwriters, Inc	118
30,740		Delphi Financial Group, Inc (Class A)	899
9,364		Donegal Group, Inc (Class A)	163
4,503	e	EMC Insurance Group, Inc	121
41,600		Employers Holdings, Inc	771
38,280	e	Endurance Specialty Holdings Ltd	1,401
4,920	e*	Enstar Group Ltd	547
32,103	e	Erie Indemnity Co (Class A)	1,643
45,104		Everest Re Group Ltd	4,038
10,036		FBL Financial Group, Inc (Class A)	286
157,242		Fidelity National Title Group, Inc (Class A)	2,882
13,254	e*	First Acceptance Corp	38
65,120	e	First American Corp	2,210
8,814	*	First Mercury Financial Corp	153
10,047	e	Flagstone Reinsurance Holdings Ltd	122
6,887	e*	Fpic Insurance Group, Inc	325
307,546		Genworth Financial, Inc (Class A)	6,963
6,240	e*	Greenlight Capital Re Ltd (Class A)	116
36,385		Hanover Insurance Group, Inc	1,497
10,427	e	Harleysville Group, Inc	376
78,139		HCC Insurance Holdings, Inc	1,773
79,283	*	Health Net, Inc	2,442
21,690	e*	HealthExtras, Inc	539
33,695	*	Healthspring, Inc	474
33,145		Horace Mann Educators Corp	579
118,769	*	Humana, Inc	5,328
3,952	e	Independence Holding Co	47
16,217		Infinity Property & Casualty Corp	675
45,138		IPC Holdings Ltd	1,264
2,078		Kansas City Life Insurance Co	100
12,081	e	LandAmerica Financial Group, Inc	477
115,888	e	Leucadia National Corp	5,240
191,478	*	Lincoln National Corp	9,957
305,658		Loews Corp	12,294
7,160	*	Markel Corp	3,150
42,796		Max Re Capital Ltd	1,121
157,358	e	MBIA, Inc	1,923
18,349	e	Meadowbrook Insurance Group, Inc	143
19,709		Mercury General Corp	873
333,375		Metlife, Inc	20,089
59,078	e	MGIC Investment Corp	622
8,179	e	Midland Co	531
8,801	e*	Molina Healthcare, Inc	215
79,211	e	Montpelier Re Holdings Ltd	1,271
11,286	e	National Interstate Corp	264
1,551		National Western Life Insurance Co (Class A)	336

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,646		Nationwide Financial Services, Inc (Class A)	$1,733
9,235	*	Navigators Group, Inc	502
4,145	e	NYMAGIC, Inc	94
20,098	e	Odyssey Re Holdings Corp	739
161,230		Old Republic International Corp	2,081
20,220		OneBeacon Insurance Group Ltd	385
40,306		PartnerRe Ltd	3,075
38,987	*	Philadelphia Consolidated Holding Co	1,255
79,793	e	Phoenix Cos, Inc	974
42,287		Platinum Underwriters Holdings Ltd	1,373
22,267	e*	PMA Capital Corp (Class A)	190
61,333	e	PMI Group, Inc	357
13,808		Presidential Life Corp	241
32,274	e*	Primus Guaranty Ltd	116
188,945	e	Principal Financial Group	10,528
24,172	e*	ProAssurance Corp	1,301
491,204		Progressive Corp	7,894
49,619		Protective Life Corp	2,013
311,418		Prudential Financial, Inc	24,368
56,697	e	Radian Group, Inc	372
12,774	e*	RAM Holdings Ltd	29
21,524	e	Reinsurance Group Of America, Inc	1,172
49,901		RenaissanceRe Holdings Ltd	2,590
14,961	e	RLI Corp	742
65,362		Safeco Corp	2,868
10,157		Safety Insurance Group, Inc	347
14,868	*	SeaBright Insurance Holdings, Inc	219
16,972	e,v	Security Capital Assurance Ltd	9
40,400		Selective Insurance Group, Inc	965
34,895		Stancorp Financial Group, Inc	1,665
9,480	e	State Auto Financial Corp	276
12,744	e	Stewart Information Services Corp	357
67,478		Torchmark Corp	4,056
14,216		Tower Group, Inc	358
19,325		Transatlantic Holdings, Inc	1,282
439,807		Travelers Cos, Inc	21,045
8,107	e*	Triad Guaranty, Inc	41
14,738		United Fire & Casualty Co	551
887,062		UnitedHealth Group, Inc	30,479
32,289	e	Unitrin, Inc	1,141
34,467	*	Universal American Financial Corp	365
256,407		UnumProvident Corp	5,643
8,000		Validus Holdings Ltd	187
111,200		W.R. Berkley Corp	3,079
29,275	*	WellCare Health Plans, Inc	1,140
921	e	Wesco Financial Corp	372
131,394	e	XL Capital Ltd (Class A)	3,883
26,173		Zenith National Insurance Corp	939
		TOTAL INSURANCE CARRIERS	425,522

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
33,722	e*	Geo Group, Inc	959
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	959

LEATHER AND LEATHER PRODUCTS - 0.11%
250,909	*	Coach, Inc	7,565

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
56,694	e*	CROCS, Inc	$990
15,990	e*	Genesco, Inc	370
35,899	e*	Iconix Brand Group, Inc	623
16,270	e*	Steven Madden Ltd	279
33,262	*	Timberland Co (Class A)	457
3,210	e	Weyco Group, Inc	95
39,829		Wolverine World Wide, Inc	1,155
		TOTAL LEATHER AND LEATHER PRODUCTS	11,534

LEGAL SERVICES - 0.03%
32,832	e*	FTI Consulting, Inc	2,332
7,324	e*	Pre-Paid Legal Services, Inc	311
		TOTAL LEGAL SERVICES	2,643

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
6,514	e*	Emergency Medical Services Corp (Class A)	161
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	161

LUMBER AND WOOD PRODUCTS - 0.02%
8,518	e	American Woodmark Corp	175
54,030	e*	Champion Enterprises, Inc	542
7,514	e	Deltic Timber Corp	419
75,407	e	Louisiana-Pacific Corp	692
4,307	e	Skyline Corp	120
11,966	e	Universal Forest Products, Inc	385
		TOTAL LUMBER AND WOOD PRODUCTS	2,333

METAL MINING - 0.55%
38,747	e*	Apex Silver Mines Ltd	470
31871	e	Cleveland-Cliffs, Inc	3,819
342,556	e*	Coeur d'Alene Mines Corp	1,384
31,879		Foundation Coal Holdings, Inc	1,604
269,708		Freeport-McMoRan Copper & Gold, Inc (Class B)	25,951
95,263	e*	Hecla Mining Co	1,063
301,686		Newmont Mining Corp	13,666
20,131	e*	Patriot Coal Corp	946
35,943	e*	Rosetta Resources, Inc	707
15,917	e	Royal Gold, Inc	480
19,857	e*	ShengdaTech, Inc	169
51,848	e	Southern Copper Corp	5,383
30,773	e*	Stillwater Mining Co	476
36,838	e*	Uranium Resources, Inc	221
33,336	*	US Gold Corp	85
		TOTAL METAL MINING	56,424

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
12,119		Armstrong World Industries, Inc	432
19,692		Blyth, Inc	388
51,179		Callaway Golf Co	751
22,322	e	Daktronics, Inc	400
106,799		Fortune Brands, Inc	7,423
104,177		Hasbro, Inc	2,907
19,429	e*	Jakks Pacific, Inc	536
8,407	e	Marine Products Corp	68
261,421		Mattel, Inc	5,202
26,637	e	Nautilus, Inc	88

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,785	*	RC2 Corp	$310
11,572	e*	Russ Berrie & Co, Inc	163
25,055	e*	Shuffle Master, Inc	134
4,356	e*	Steinway Musical Instruments, Inc	124
351,065		Tyco International Ltd	15,464
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	34,390

MISCELLANEOUS RETAIL - 1.34%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	125
11,957	e*	AC Moore Arts & Crafts, Inc	82
215,236	*	Amazon.com, Inc	15,346
32,698	e	Barnes & Noble, Inc	1,002
243,635		Best Buy Co, Inc	10,101
15,894	e	Big 5 Sporting Goods Corp	139
10,266	e*	Blue Nile, Inc	556
10,157	e	Books-A-Million, Inc	89
41,091	e	Borders Group, Inc	241
10,668	e*	Build-A-Bear Workshop, Inc	97
21,144	e*	Cabela's, Inc	299
20,960		Cash America International, Inc	763
36,440	e*	CKX, Inc	347
46,768	e*	Coldwater Creek, Inc	236
1,047,664		CVS Corp	42,441
55,706	*	Dick's Sporting Goods, Inc	1,492
64,540	*	Dollar Tree, Inc	1,781
25,590	*	Ezcorp, Inc (Class A)	315
16,458	*	GSI Commerce, Inc	216
24,778	e*	Hibbett Sports, Inc	383
23,197	e	Longs Drug Stores Corp	985
30,878	e	MSC Industrial Direct Co (Class A)	1,305
24,699	e*	Nutri/System, Inc	372
194,377	*	Office Depot, Inc	2,148
53,228		OfficeMax, Inc	1,019
11,517	e*	Overstock.com, Inc	137
6,868	*	PC Connection, Inc	54
91,194		Petsmart, Inc	1,864
26,864	e*	Priceline.com, Inc	3,247
9,367	e	Pricesmart, Inc	260
451,168	e*	Rite Aid Corp	1,326
49,578	e*	Sears Holdings Corp	5,061
10,339	e*	Shutterfly, Inc	154
12,380	e*	Stamps.com, Inc	127
505,558		Staples, Inc	11,178
9,938	e	Systemax, Inc	120
90085		Tiffany & Co	3,769
18,910	e*	Valuevision International, Inc (Class A)	105
705,007		Walgreen Co	26,854
20,188		World Fuel Services Corp	567
35,110	e*	Zale Corp	694
12,255	e*	Zumiez, Inc	192
		TOTAL MISCELLANEOUS RETAIL	137,589

MOTION PICTURES - 1.01%
32,976	e*	Avid Technology, Inc	803
143,498	e*	Blockbuster, Inc (Class A)	468
8,585	e	Carmike Cinemas, Inc	88

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
423,713		CBS Corp (Class B)	$9,355
16,000	e	Cinemark Holdings, Inc	205
198,527	*	Discovery Holding Co (Class A)	4,213
46,691	*	DreamWorks Animation SKG, Inc (Class A)	1,204
11,202	e*	Gaiam, Inc (Class A)	194
36,572	e*	Macrovision Corp	494
30,800	e	National CineMedia, Inc	692
1,621,120		News Corp (Class A)	30,396
55,387	e	Regal Entertainment Group (Class A)	1,068
102,126	e*	Time Warner Telecom, Inc (Class A)	1,582
2,528,075		Time Warner, Inc	35,443
429,253	*	Viacom, Inc (Class B)	17,007
		TOTAL MOTION PICTURES	103,212

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
20,726	e*	Premier Exhibitions, Inc	125
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	125

NONDEPOSITORY INSTITUTIONS - 1.12%
46,200		Advance America Cash Advance Centers, Inc	349
26,047	e	Advanta Corp (Class B)	183
20,000	e*	Alternative Asset Management Acquisition Corp	189
133,012	e	American Capital Strategies Ltd	4,544
733,895	*	American Express Co	32,086
83,434	e*	AmeriCredit Corp	840
44,379	e	Ares Capital Corp	558
14,793	*	Ares Capital Corp	8
9,451	e	Asta Funding, Inc	132
7,100	e	BlackRock Kelso Capital Corp	85
29,500	e*	Boise, Inc	189
277,091	e	Capital One Financial Corp	13,638
89,235	e	CapitalSource, Inc	863
36,971	e	Centerline Holding Co	150
23,500	e	Chimera Investment Corp	289
135,589		CIT Group, Inc	1,607
16,600	e*	CompuCredit Corp	147
419,906		Countrywide Financial Corp	2,309
6,736	e*	Credit Acceptance Corp	105
334,422	e	Discover Financial Services	5,474
11,162	e*	Encore Capital Group, Inc	76
693,644		Fannie Mae	18,257
7,676	e	Federal Agricultural Mortgage Corp (Class C)	200
20,830	e	Financial Federal Corp	454
18,408	e*	First Cash Financial Services, Inc	190
43,239	e	First Marblehead Corp	323
468,151		Freddie Mac	11,854
37,598	e	GLG Partners, Inc	446
24,950	e*	Guaranty Financial Group, Inc	265
16,475	e	Hercules Technology Growth Capital, Inc	179
22,394	e*	Information Services Group, Inc	116
47,885	e*	INVESTools, Inc	526
7,295		Kohlberg Capital Corp	76
26,632	e*	Marathon Acquisition Corp	206
44,000	e	MCG Capital Corp	400
6,285	*	MCG Capital Corp	7
11,400	e*	Mercadolibre, Inc	453

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,901	e	Nelnet, Inc (Class A)	$163
9,384	e*	NewStar Financial, Inc	49
12,077	e	NGP Capital Resources Co	198
17,991	e*	NTR Acquisition Co	172
25,500	e*	Ocwen Financial Corp	113
12,881	e	Patriot Capital Funding, Inc	135
37,904	*	PHH Corp	661
330,610		SLM Corp	5,075
2,846		Student Loan Corp	281
176,246		Textron, Inc	9,767
89,770	e	Thornburg Mortgage, Inc	95
13,836	e	TICC Capital Corp	104
12,929	e*	World Acceptance Corp	412
		TOTAL NONDEPOSITORY INSTITUTIONS	114,998

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
18,209	e	AMCOL International Corp	569
22,877		Compass Minerals International, Inc	1,349
33,604	e*	General Moly, Inc	269
73,019	e	Vulcan Materials Co	4,848
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,035

OIL AND GAS EXTRACTION - 3.91%
328,030		Anadarko Petroleum Corp	20,676
6,580	e	APCO Argentina, Inc	171
22,830	*	Arena Resources, Inc	884
17,079		Atlas America, Inc	1,032
18,008	*	ATP Oil & Gas Corp	589
19,787	*	Atwood Oceanics, Inc	1,815
225,841		Baker Hughes, Inc	15,470
28,976	e*	Basic Energy Services, Inc	640
27,860	e	Berry Petroleum Co (Class A)	1,295
21,932	e*	Bill Barrett Corp	1,036
207,173		BJ Services Co	5,906
11,997	*	Bois d'Arc Energy, Inc	258
32,124	e*	Brigham Exploration Co	195
18,177	e*	Bronco Drilling Co, Inc	293
30,420	e*	Cal Dive International, Inc	316
14,536	e*	Callon Petroleum Co	263
155,656	*	Cameron International Corp	6,482
16,647	e*	Carrizo Oil & Gas, Inc	987
35,790	e*	Cheniere Energy, Inc	709
346,953		Chesapeake Energy Corp	16,012
58,913		Cimarex Energy Co	3,225
3,369	*	Clayton Williams Energy, Inc	177
22,568	*	CNX Gas Corp	728
30,248	*	Complete Production Services, Inc	694
31,390	*	Comstock Resources, Inc	1,265
16,400	*	Concho Resources, Inc	420
9,375	*	Contango Oil & Gas Co	606
20,774	*	Continental Resources, Inc	662
5,228	e*	Dawson Geophysical Co	353
51,698	e*	Delta Petroleum Corp	1,165
174,348	*	Denbury Resources, Inc	4,978
48,480	e	Diamond Offshore Drilling, Inc	5,643
20,797	e*	Edge Petroleum Corp	84

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,611	*	Encore Acquisition Co	$1,515
29,060	e*	Energy Partners Ltd	275
105,312		ENSCO International, Inc	6,595
84,592		Equitable Resources, Inc	4,982
43,665	e*	EXCO Resources, Inc	808
42,749	e*	Exterran Holdings, Inc	2,759
55,808	*	Forest Oil Corp	2,732
24,931	e*	FX Energy, Inc	106
21,487	e*	GeoGlobal Resources, Inc	60
4,904	e*	Geokinetics, Inc	89
12,517	*	Geomet, Inc	83
66,121	*	Global Industries Ltd	1,064
8,027	*	GMX Resources, Inc	280
17,175	e*	Goodrich Petroleum Corp	517
140,077	e*	Grey Wolf, Inc	950
13,872	e*	Gulfport Energy Corp	147
644,247		Halliburton Co	25,338
29,621	e*	Harvest Natural Resources, Inc	357
65,623	*	Helix Energy Solutions Group, Inc	2,067
73,077		Helmerich & Payne, Inc	3,425
59,046	*	Hercules Offshore, Inc	1,483
6,902	e	Kayne Anderson Energy Development Co	172
61,793	e*	Mariner Energy, Inc	1,669
25,267	e*	McMoRan Exploration Co	437
76,660	e*	Meridian Resource Corp	113
196,220	e*	Nabors Industries Ltd	6,626
250,352	*	National Oilwell Varco, Inc	14,616
64,229	e*	Newpark Resources, Inc	328
188,910		Noble Corp	9,383
38,589	*	Oceaneering International, Inc	2,431
97,508	e*	Oilsands Quest, Inc	384
27,407	e*	Parallel Petroleum Corp	536
80,330	e*	Parker Drilling Co	519
110,882		Patterson-UTI Energy, Inc	2,903
28,438		Penn Virginia Corp	1,254
136,214	e*	PetroHawk Energy Corp	2,747
12,730	*	Petroleum Development Corp	882
28,296	e*	Petroquest Energy, Inc	491
35,470	e*	Pioneer Drilling Co	565
87,353		Pioneer Natural Resources Co	4,291
79,717	*	Plains Exploration & Production Co	4,236
114,266	*	Pride International, Inc	3,994
71,068	*	Quicksilver Resources, Inc	2,596
105,318		Range Resources Corp	6,682
77,603	e	Rowan Cos, Inc	3,196
23,456	e	RPC, Inc	356
836,185	*	Schlumberger Ltd	72,748
16,455	e*	SEACOR Holdings, Inc	1,405
141,329		Smith International, Inc	9,078
243,078	*	Southwestern Energy Co	8,189
47,011		St. Mary Land & Exploration Co	1,810
19,310	*	Stone Energy Corp	1,010
23,906	e*	Sulphco, Inc	100
57,007	*	Superior Energy Services	2,259
7,105	e*	Superior Offshore International, Inc	24
11,230	e*	Superior Well Services, Inc	246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,103	e*	Swift Energy Co	$949
54,419	e*	Tetra Technologies, Inc	862
37,744	e	Tidewater, Inc	2,080
11,158	e*	Toreador Resources Corp	87
220,401		Transocean, Inc	29,798
8,324	e*	Trico Marine Services, Inc	324
20,290	e*	TXCO Resources, Inc	251
7,100	*	Union Drilling, Inc	124
3,037		Unit Corp	-	^
32,716	*	Unit Corp	1,853
40,557	e*	Vaalco Energy, Inc	202
9,100	e*	Venoco, Inc	106
19,562		W&T Offshore, Inc	667
37,871	*	Warren Resources, Inc	450
238,929	*	Weatherford International Ltd	17,315
22,401	e*	W-H Energy Services, Inc	1,542
28,820	*	Whiting Petroleum Corp	1,863
26,231	e*	Willbros Group, Inc	803
362,207		XTO Energy, Inc	22,406
		TOTAL OIL AND GAS EXTRACTION	400,619

PAPER AND ALLIED PRODUCTS - 0.45%
38,425	e	AbitibiBowater, Inc	496
74,376	e	Bemis Co	1,891
26,323	*	Buckeye Technologies, Inc	294
38,005	e*	Cenveo, Inc	398
12,643	e	Chesapeake Corp	61
322,781	e*	Domtar Corporation	2,205
30,362		Glatfelter	459
55,065	e*	Graphic Packaging Holding Co	161
23,449		Greif, Inc (Class A)	1,593
307,698		International Paper Co	8,369
301,901		Kimberly-Clark Corp	19,488
129,492		MeadWestvaco Corp	3,525
20,151	e*	Mercer International, Inc	140
10,278		Neenah Paper, Inc	265
62,088		Packaging Corp of America	1,386
25,737		Rock-Tenn Co (Class A)	771
9,960		Schweitzer-Mauduit International, Inc	230
180,480	*	Smurfit-Stone Container Corp	1,390
71,238		Sonoco Products Co	2,040
74,852	e	Temple-Inland, Inc	952
29,954	e	Wausau Paper Corp	247
		TOTAL PAPER AND ALLIED PRODUCTS	46,361

PERSONAL SERVICES - 0.14%
94,277		Cintas Corp	2,691
20,600	e*	Coinstar, Inc	580
3,653	e	CPI Corp	63
15,088	e	G & K Services, Inc (Class A)	537
228,166		H&R Block, Inc	4,737
25,900	e	Jackson Hewitt Tax Service, Inc	297
31,315		Regis Corp	861
56,970	e*	Sally Beauty Holdings, Inc	393
196,879	e	Service Corp International	1,996
11,970	e*	Steiner Leisure Ltd	395

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,989		Unifirst Corp	$371
24,180	e	Weight Watchers International, Inc	1,120
		TOTAL PERSONAL SERVICES	14,041

PETROLEUM AND COAL PRODUCTS - 7.50%
9,171	e	Alon USA Energy, Inc	140
233,740		Apache Corp	28,240
39,719	e	Ashland, Inc	1,879
68,567		Cabot Oil & Gas Corp	3,486
1,527,000		Chevron Corp	130,345
1,159,460		ConocoPhillips	88,362
14,100	*	CVR Energy, Inc	325
7,530	e	Delek US Holdings, Inc	95
315,200		Devon Energy Corp	32,885
173,602		EOG Resources, Inc	20,832
3,801,886		Exxon Mobil Corp	321,564
77,807		Frontier Oil Corp	2,121
34,562	e*	Headwaters, Inc	456
196,112		Hess Corp	17,293
32,029	e	Holly Corp	1,390
507,438		Marathon Oil Corp	23,139
132,989	e	Murphy Oil Corp	10,924
91,300	*	Newfield Exploration Co	4,825
120,831		Noble Energy, Inc	8,797
591,026	*	Occidental Petroleum Corp	43,245
20,100	e*	SandRidge Energy, Inc	787
85,867		Sunoco, Inc	4,505
96,598	e	Tesoro Corp	2,898
389,613		Valero Energy Corp	19,134
11,564	e	WD-40 Co	385
21,900	e	Western Refining, Inc	295
		TOTAL PETROLEUM AND COAL PRODUCTS	768,347

PIPELINES, EXCEPT NATURAL GAS - 0.10%
448,759	e	Spectra Energy Corp	10,209
		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,209

PRIMARY METAL INDUSTRIES - 1.15%
78,603	e	AK Steel Holding Corp	4,278
575,758		Alcoa, Inc	20,762
72,511		Allegheny Technologies, Inc	5,174
31,881	e	Belden CDT, Inc	1,126
14,781	e*	Brush Engineered Materials, Inc	379
34,840		Carpenter Technology Corp	1,950
21,469	*	Century Aluminum Co	1,422
6,101	e*	Coleman Cable, Inc	67
46,727	*	CommScope, Inc	1,627
1,114,320		Corning, Inc	26,788
16,654	e	Encore Wire Corp	303
92	e*	Esmark, Inc	1
36,458	e*	General Cable Corp	2,154
20,138	e	Gibraltar Industries, Inc	236
8,302	e*	Haynes International, Inc	456
40,893		Hubbell, Inc (Class B)	1,787
7,262	*	LB Foster Co (Class A)	313
21,924	e	Matthews International Corp (Class A)	1,058

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,216		Mueller Industries, Inc	$727
6,217	*	Northwest Pipe Co	264
213,275		Nucor Corp	14,447
5,831	e	Olympic Steel, Inc	263
97,265		Precision Castparts Corp	9,929
26,576	e	Quanex Corp	1,375
16,800	e*	RTI International Metals, Inc	760
16,399		Schnitzer Steel Industries, Inc (Class A)	1,165
135,060		Steel Dynamics, Inc	4,462
14,234	*	Superior Essex, Inc	400
19,242	e	Texas Industries, Inc	1,157
48,944	e	Titanium Metals Corp	737
24,156	e	Tredegar Corp	440
83,594		United States Steel Corp	10,606
4,623	e*	Universal Stainless & Alloy	137
51,686	e	Worthington Industries, Inc	872
		TOTAL PRIMARY METAL INDUSTRIES	117,622

PRINTING AND PUBLISHING - 0.39%
36,106	e*	ACCO Brands Corp	490
11,975	e	AH Belo Corp (Class A)	137
39,339	e	American Greetings Corp (Class A)	730
59,879		Belo (A.H.) Corp (Class A)	633
22,675		Bowne & Co, Inc	346
8,210	*	Consolidated Graphics, Inc	460
6,267	e	Courier Corp	156
5,480		CSS Industries, Inc	192
7,900	e*	Dolan Media Co	159
42,034		Dun & Bradstreet Corp	3,421
17,307		Ennis, Inc	290
63,593	e	EW Scripps Co (Class A)	2,672
165,881		Gannett Co, Inc	4,819
10,680	e	GateHouse Media, Inc	62
35,148	e	Harte-Hanks, Inc	480
34,409		John Wiley & Sons, Inc (Class A)	1,366
30,943	e	Journal Communications, Inc (Class A)	228
33,495	e	Lee Enterprises, Inc	335
19,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	145
31,868	e	McClatchy Co (Class A)	341
228,289		McGraw-Hill Cos, Inc	8,435
17,235		Media General, Inc (Class A)	242
33,992		Meredith Corp	1,300
9,900	*	MSCI, Inc	295
5,947	e	Multi-Color Corp	133
98,018	e	New York Times Co (Class A)	1,851
12,663	e*	Playboy Enterprises, Inc (Class B)	105
31,380	e	Primedia, Inc	231
50,122	e*	R.H. Donnelley Corp	254
155,621		R.R. Donnelley & Sons Co	4,717
10,767	e	Schawk, Inc	172
24,827	e*	Scholastic Corp	751
10,680	e	Standard Register Co	83
53,732	v*	Sun-Times Media Group, Inc (Class A)	39
35,061	e*	Valassis Communications, Inc	380
30,590	e*	VistaPrint Ltd	1,069

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,007		Washington Post Co (Class B)	$2,651
		TOTAL PRINTING AND PUBLISHING	40,170

RAILROAD TRANSPORTATION - 0.79%
251,672		Burlington Northern Santa Fe Corp	23,209
285,204		CSX Corp	15,991
26,537	e*	Genesee & Wyoming, Inc (Class A)	913
54,298	e*	Kansas City Southern Industries, Inc	2,178
277,878		Norfolk Southern Corp	15,094
190,507		Union Pacific Corp	23,886
		TOTAL RAILROAD TRANSPORTATION	81,271

REAL ESTATE - 0.11%
123,123	e*	CB Richard Ellis Group, Inc (Class A)	2,664
4,977	e	Consolidated-Tomoka Land Co	279
24,500	e	DuPont Fabros Technology, Inc	404
51,548		Forest City Enterprises, Inc (Class A)	1,897
24,950	*	Forestar Real Estate Group, Inc	622
7,288	e*	FX Real Estate and Entertainment, Inc	43
3,644	e*	FX Real Estate and Entertainment, Inc	-	^
11,353		Grubb & Ellis Co	78
22,673	e	Jones Lang LaSalle, Inc	1,754
19,220	e*	LoopNet, Inc	244
65,249	e	St. Joe Co	2,801
72,534	e	Stewart Enterprises, Inc (Class A)	466
3,435	e*	Stratus Properties, Inc	101
16,966		Thomas Properties Group, Inc	149
		TOTAL REAL ESTATE	11,502

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
5,113	e*	AEP Industries, Inc	155
43,609	e	Cooper Tire & Rubber Co	653
9,028	e*	Deckers Outdoor Corp	973
169,675	e*	Goodyear Tire & Rubber Co	4,378
10,182	e*	Metabolix, Inc	111
197,303		Newell Rubbermaid, Inc	4,512
252,832		Nike, Inc (Class B)	17,193
21,213	e	Schulman (A.), Inc	436
114,127		Sealed Air Corp	2,882
14,571	*	Skechers U.S.A., Inc (Class A)	294
25,932		Spartech Corp	219
16,398	e	Titan International, Inc	502
7,903	e*	Trex Co, Inc	62
43,477		Tupperware Corp	1,682
25,167	e	West Pharmaceutical Services, Inc	1,113
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	35,165

SECURITY AND COMMODITY BROKERS - 2.64%
166,289		Ameriprise Financial, Inc	8,622
84,142	e	Bear Stearns Cos, Inc	883
45,136	e	BlackRock, Inc	9,216
98,705		Broadridge Financial Solutions, Inc	1,737
16,951		Calamos Asset Management, Inc (Class A)	276
668,755		Charles Schwab Corp	12,593
38,601		CME Group, Inc	18,108
12,285	e	Cohen & Steers, Inc	325
87,836	*	Corrections Corp of America	2,417

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,481	e*	Cowen Group, Inc	$81
6,700	*	Duff & Phelps Corp	121
301,910	e*	E*Trade Financial Corp	1,165
73,778		Eaton Vance Corp	2,251
6,384	e	Epoch Holding Corp	77
6,107	e	Evercore Partners, Inc (Class A)	108
3,400	*	FBR Capital Markets Corp	23
6,093	*	FCStone Group, Inc	169
61,491		Federated Investors, Inc (Class B)	2,408
116,944		Franklin Resources, Inc	11,342
6,584	e	GAMCO Investors, Inc (Class A)	332
11,349	e	GFI Group, Inc	650
289,286		Goldman Sachs Group, Inc	47,845
14,103	e	Greenhill & Co, Inc	981
28,478	e*	Interactive Brokers Group, Inc (Class A)	731
49,760	*	IntercontinentalExchange, Inc	6,494
298,900		Invesco Ltd	7,281
31,292	*	Investment Technology Group, Inc	1,445
126,406		Janus Capital Group, Inc	2,941
88,011	e	Jefferies Group, Inc	1,420
20,645	e*	KBW, Inc	455
73,184	e*	Knight Capital Group, Inc (Class A)	1,189
37,720	e*	LaBranche & Co, Inc	164
69,599	e*	Ladenburg Thalmann Financial Services, Inc	130
36,475	e	Lazard Ltd (Class A)	1,393
93,610		Legg Mason, Inc	5,240
374,713		Lehman Brothers Holdings, Inc	14,104
21,429	e*	MarketAxess Holdings, Inc	213
684,278		Merrill Lynch & Co, Inc	27,878
70,628	*	MF Global Ltd	700
744,745		Morgan Stanley	34,035
8,769	e*	Morningstar, Inc	538
98,570	*	Nasdaq Stock Market, Inc	3,811
65,127	e	Nymex Holdings, Inc	5,902
187,716		NYSE Euronext	11,584
30,987	e	optionsXpress Holdings, Inc	642
10,161	e*	Penson Worldwide, Inc	94
13,614	e*	Piper Jaffray Cos	462
66,932	e	Raymond James Financial, Inc	1,538
8,937	e	Sanders Morris Harris Group, Inc	73
92,752		SEI Investments Co	2,290
10,876	e*	Stifel Financial Corp	488
14,958	e	SWS Group, Inc	183
189,024		T Rowe Price Group, Inc	9,451
179,388	*	TD Ameritrade Holding Corp	2,962
15,283	e*	Thomas Weisel Partners Group, Inc	101
8,114	e	US Global Investors, Inc (Class A)	110
800		Value Line, Inc	37
65,258		Waddell & Reed Financial, Inc (Class A)	2,097
15,152		WP Stewart & Co Ltd	29
		TOTAL SECURITY AND COMMODITY BROKERS	269,935

SOCIAL SERVICES - 0.02%
20,451	*	Bright Horizons Family Solutions, Inc	880
15,384	*	Capital Senior Living Corp	124
8,598	e*	Providence Service Corp	258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,649	*	Res-Care, Inc	$268
		TOTAL SOCIAL SERVICES	1,530

SPECIAL TRADE CONTRACTORS - 0.06%
2,319	e	Alico, Inc	102
21,777	*	AsiaInfo Holdings, Inc	237
17,970	e	Chemed Corp	758
28,901		Comfort Systems USA, Inc	376
32,076	*	Dycom Industries, Inc	385
46,874	*	EMCOR Group, Inc	1,041
20,939	e*	Insituform Technologies, Inc (Class A)	290
10,880	e*	Integrated Electrical Services, Inc	171
8,579	*	Layne Christensen Co	301
116,366	e*	Quanta Services, Inc	2,696
		TOTAL SPECIAL TRADE CONTRACTORS	6,357

STONE, CLAY, AND GLASS PRODUCTS - 0.53%
509,135		3M Co	40,298
18,958		Apogee Enterprises, Inc	292
18,135	*	Cabot Microelectronics Corp	583
14,827	e	CARBO Ceramics, Inc	595
30,689	e	Eagle Materials, Inc	1,091
100,799	e	Gentex Corp	1,729
9,960		Libbey, Inc	168
77,829	e*	Owens Corning, Inc	1,411
109,273	*	Owens-Illinois, Inc	6,166
23,708	e*	US Concrete, Inc	90
57,674	e*	USG Corp	2,123
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	54,546

TEXTILE MILL PRODUCTS - 0.00%**
4,668	e*	Heelys, Inc	20
10,106	e	Oxford Industries, Inc	228
14,120	e	Xerium Technologies, Inc	18
		TOTAL TEXTILE MILL PRODUCTS	266

TOBACCO PRODUCTS - 1.19%
1,496,783		Altria Group, Inc	33,228
76,210		Loews Corp (Carolina Group)	5,529
1,488,983	*	Philip Morris International, Inc	75,313
19,118	e	Universal Corp	1,253
106,222		UST, Inc	5,791
21,698	e	Vector Group Ltd	382
		TOTAL TOBACCO PRODUCTS	121,496

TRANSPORTATION BY AIR - 0.40%
39,511	e*	ABX Air, Inc	116
7,464	e*	Air Methods Corp	361
65,497	e*	Airtran Holdings, Inc	432
28,126	e*	Alaska Air Group, Inc	552
3,770	e*	Allegiant Travel Co	100
170,266	e*	AMR Corp	1,536
9,351	*	Atlas Air Worldwide Holdings, Inc	514
14,413	e*	Bristow Group, Inc	774
69,096	*	Continental Airlines, Inc (Class B)	1,329
12,231	e	Copa Holdings S.A. (Class A)	466

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
207,133	*	Delta Air Lines, Inc	$1,781
30,417	e*	ExpressJet Holdings, Inc	80
217,573		FedEx Corp	20,162
123,072	e*	JetBlue Airways Corp	714
186,202	*	Northwest Airlines Corp	1,674
9,723	e*	PHI, Inc	307
14,196	e*	Pinnacle Airlines Corp	124
23,015	*	Republic Airways Holdings, Inc	498
45,222		Skywest, Inc	955
516,197		Southwest Airlines Co	6,401
80,520	e	UAL Corp	1,734
57,571	*	US Airways Group, Inc	513
		TOTAL TRANSPORTATION BY AIR	41,123

TRANSPORTATION EQUIPMENT - 2.49%
13,757	e	A.O. Smith Corp	452
29,552	e*	AAR Corp	806
16,459	e*	Accuride Corp	135
4,835	e*	Aerovironment, Inc	99
14,702	*	Aftermarket Technology Corp	286
31,425	e	American Axle & Manufacturing Holdings, Inc	644
7,032	e	American Railcar Industries, Inc	143
15,097	e*	Amerigon, Inc	223
9,760	e	Arctic Cat, Inc	71
50,384	e	ArvinMeritor, Inc	630
56,289		Autoliv, Inc	2,826
65,130	*	BE Aerospace, Inc	2,276
557,858		Boeing Co	41,488
63,775	e*	Brunswick Corp	1,018
36,782	e	Clarcor, Inc	1,308
10,359	e*	Comtech Group, Inc	112
34,017	e	Federal Signal Corp	475
41,202	e*	Fleetwood Enterprises, Inc	189
48,080	e*	Force Protection, Inc	97
1,506,614	e*	Ford Motor Co	8,618
8,920	e	Freightcar America, Inc	306
42,477	e*	GenCorp, Inc	437
285,717		General Dynamics Corp	23,820
340,894	e*	General Motors Corp	6,494
7,281	e*	GenTek, Inc	219
120,327		Genuine Parts Co	4,840
87,178		Goodrich Corp	5,014
12,975	e	Greenbrier Cos, Inc	344
17,217	e	Group 1 Automotive, Inc	404
171,850	e	Harley-Davidson, Inc	6,444
59,330		Harsco Corp	3,286
68,148	e*	Hayes Lemmerz International, Inc	190
18,067	e	Heico Corp	881
17,547		Kaman Corp	496
249,310		Lockheed Martin Corp	24,756
6,589	*	Miller Industries, Inc	63
21,622	e	Monaco Coach Corp	205
6,171	e	Noble International Ltd	39
243,554		Northrop Grumman Corp	18,951
42,061	*	Orbital Sciences Corp	1,014
52,327	e	Oshkosh Truck Corp	1,898

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
263,415	e	Paccar, Inc	$11,854
92,051	*	Pactiv Corp	2,413
26,075	e	Polaris Industries, Inc	1,069
313,176		Raytheon Co	20,234
22,924	e	Spartan Motors, Inc	194
50,700	*	Spirit Aerosystems Holdings, Inc (Class A)	1,125
11,445		Standard Motor Products, Inc	70
17,715	e	Superior Industries International, Inc	368
32,620	e*	Tenneco, Inc	911
25,200	e	Thor Industries, Inc	750
7,965	*	TransDigm Group, Inc	295
56,862	e	Trinity Industries, Inc	1,515
12,081	e	Triumph Group, Inc	688
29,954	*	TRW Automotive Holdings Corp	700
707,624		United Technologies Corp	48,699
91,916	e*	Visteon Corp	346
22,100	e	Wabash National Corp	199
34,451		Westinghouse Air Brake Technologies Corp	1,297
24,826	e	Winnebago Industries, Inc	420
		TOTAL TRANSPORTATION EQUIPMENT	255,144

TRANSPORTATION SERVICES - 0.19%
14,656	e	Ambassadors Group, Inc	277
4,915	e	Ambassadors International, Inc	36
118,363		CH Robinson Worldwide, Inc	6,439
8,003	e*	Dynamex, Inc	202
149,362	e	Expeditors International Washington, Inc	6,748
34,495		GATX Corp	1,348
28,305	*	HUB Group, Inc (Class A)	931
54,142	*	Lear Corp	1,403
20,000	e*	Orbitz Worldwide, Inc	138
26,631		Pacer International, Inc	438
18,863	e	Ship Finance International Ltd	496
70,126		UTI Worldwide, Inc	1,408
		TOTAL TRANSPORTATION SERVICES	19,864

TRUCKING AND WAREHOUSING - 0.44%
17,410	e	Arkansas Best Corp	555
16,346	e*	Celadon Group, Inc	158
30,001		Con-way, Inc	1,485
22,919	e	Forward Air Corp	812
46,789	e	Heartland Express, Inc	667
62,260	e	J.B. Hunt Transport Services, Inc	1,957
40,262		Landstar System, Inc	2,100
14,139	e*	Marten Transport Ltd	220
19,477	e*	Old Dominion Freight Line	620
1,137	e*	Patriot Transportation Holding, Inc	89
9,635	*	Saia, Inc	153
477,912		United Parcel Service, Inc (Class B)	34,897
3,884	e*	Universal Truckload Services, Inc	81
35,401	e	Werner Enterprises, Inc	657
34,166	e*	YRC Worldwide, Inc	448
		TOTAL TRUCKING AND WAREHOUSING	44,899

WATER TRANSPORTATION - 0.30%
30,756		Alexander & Baldwin, Inc	1,325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,660	e*	American Commercial Lines, Inc	$753
9,576	e	Arlington Tankers Ltd	201
310,082		Carnival Corp	12,552
15,398	e	Double Hull Tankers, Inc	163
29,664	e	Eagle Bulk Shipping, Inc	764
34,394	e	Frontline Ltd	1,583
14,530	e	Genco Shipping & Trading Ltd	820
20,656	e	General Maritime Corp	488
24,752	e	Golar LNG Ltd	452
16,074	e*	Gulfmark Offshore, Inc	880
23,837	e	Horizon Lines, Inc (Class A)	444
16,565	e*	Hornbeck Offshore Services, Inc	757
37,552	*	Kirby Corp	2,140
11,975	e	Knightsbridge Tankers Ltd	320
18,051	e	Nordic American Tanker Shipping	505
28,315	e*	Odyssey Marine Exploration, Inc	153
21,573	e	Overseas Shipholding Group, Inc	1,511
99,815		Royal Caribbean Cruises Ltd	3,284
7,126	e*	TBS International Ltd (Class A)	215
29,793	e	Teekay Corp	1,265
9000		Teekay Tankers Ltd	154
10,754	e*	Ultrapetrol Bahamas Ltd	110
		TOTAL WATER TRANSPORTATION	30,839

WHOLESALE TRADE-DURABLE GOODS - 0.35%
23,674	e	Agilysys, Inc	275
30,894	e	Applied Industrial Technologies, Inc	923
89,079	*	Arrow Electronics, Inc	2,998
31,988	e	Barnes Group, Inc	734
30,944	e*	Beacon Roofing Supply, Inc	309
7,060	e	BlueLinx Holdings, Inc	36
82,058		BorgWarner, Inc	3,531
21,864	e	Building Material Holding Corp	96
7,176	e	Castle (A.M.) & Co	194
21,081	e*	Conceptus, Inc	391
13,898	*	Digi International, Inc	160
13,174	e*	Drew Industries, Inc	322
4,972	e*	Glu Mobile, Inc	22
6,620	e*	Hansen Medical, Inc	93
12,024	e	Houston Wire & Cable Co	193
76,338		IKON Office Solutions, Inc	580
102,693	*	Ingram Micro, Inc (Class A)	1,626
34,716	*	Insight Enterprises, Inc	608
19,381	*	Interline Brands, Inc	360
42,424	e	Knight Transportation, Inc	698
3,000		Lawson Products, Inc	83
80,338	*	LKQ Corp	1,805
30,630	e	Martin Marietta Materials, Inc	3,252
6,104	e*	MWI Veterinary Supply, Inc	215
28,836		Owens & Minor, Inc	1,134
92,113	e*	Patterson Cos, Inc	3,344
29,853	e	PEP Boys-Manny Moe & Jack	297
34,775	e	Pool Corp	657
47,725	e*	PSS World Medical, Inc	795
46,192		Reliance Steel & Aluminum Co	2,765
18,883	*	Solera Holdings, Inc	460

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
42,080	*	Tech Data Corp	$1,380
8,047	e*	TomoTherapy, Inc	116
26,379	e*	Tyler Technologies, Inc	369
47,640		W.W. Grainger, Inc	3,639
33,088	e*	WESCO International, Inc	1,207
8,587	e*	West Marine, Inc	60
		TOTAL WHOLESALE TRADE-DURABLE GOODS	35,727

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
55,802		Airgas, Inc	2,537
31,521	e*	Akorn, Inc	149
68,179	e*	Alliance One International, Inc	412
39,080	e	Allscripts Healthcare Solutions, Inc	403
10,925	e	Andersons, Inc	487
28,440	e*	Bare Escentuals, Inc	666
19,314	e*	BMP Sunstone Corp	148
54,890	e	Brown-Forman Corp (Class B)	3,635
257,166		Cardinal Health, Inc	13,504
25,191	e*	Central European Distribution Corp	1,466
7,034	e*	Core-Mark Holding Co, Inc	202
91,893		Dean Foods Co	1,846
94,469	*	Endo Pharmaceuticals Holdings, Inc	2,262
23,219	*	Fresh Del Monte Produce, Inc	845
12,384	e*	Green Mountain Coffee Roasters, Inc	392
28,103	e*	Hain Celestial Group, Inc	829
63,053	*	Henry Schein, Inc	3,619
36,273		Herbalife Ltd	1,723
104,836	e	Idearc, Inc	382
6,203	e	Kenneth Cole Productions, Inc (Class A)	105
19,366	e	K-Swiss, Inc (Class A)	306
10,408	*	LSB Industries, Inc	153
2,095	e*	Maui Land & Pineapple Co, Inc	67
38,303	e	Men's Wearhouse, Inc	891
18,114	e	Myers Industries, Inc	238
8,977	e	Nash Finch Co	305
38,826		Nu Skin Enterprises, Inc (Class A)	700
11,120	e*	Nuco2, Inc	309
9,998	e*	Perry Ellis International, Inc	218
17,687	e*	School Specialty, Inc	558
22,616	e*	Source Interlink Cos, Inc	43
14,127		Spartan Stores, Inc	295
2,988	e*	Synutra International, Inc	93
437,706		Sysco Corp	12,702
67,197	e*	Terra Industries, Inc	2,388
24,470	e*	Tractor Supply Co	967
30,443	e*	United Natural Foods, Inc	570
19,665	e*	United Stationers, Inc	938
6,399	e	Valhi, Inc	150
9,361	e*	Volcom, Inc	189
15,316	e	Zep, Inc	248
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	57,940

		TOTAL COMMON STOCKS	10,179,281
		(Cost $8,214,371)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 9.70%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.10%
$ 6,790,000		Federal Home Loan Bank (FHLB)	0.000%	04/01/08	$6,790
3,490,000		(FHLB)	0.000	04/25/08	3,486
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			10,276

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.60%
982,990,126		State Street Navigator Securities Lending Prime Portfolio			982,990
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			982,990

		TOTAL SHORT-TERM INVESTMENTS			993,266
		(Cost $993,265)
		TOTAL PORTFOLIO - 109.09%			11,172,547
		(Cost $9,207,636)
		OTHER ASSETS & LIABILITIES, NET - (9.09%)			(930,722)

		NET ASSETS - 100.00%			$10,241,825

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At March 31, 2008, the unrealized appreciation on investments was $1,964,910,170 consisting of
		gross unrealized appreciation of $3,025,003,635 and gross unrealized depreciation of $1,060,093,465.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	APPRECIATION

E-mini Russell 2000 Index	14	$ 966,000	June 2008	$12,942
E-mini S&P 500 Index	121	8,010,200	June 2008	16,571
E-mini S&P Mid 400 Index	12	937,800	June 2008	13,082
				42,595

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 96.85%

CORPORATE BONDS - 33.01%

AMUSEMENT AND RECREATION SERVICES - 0.13%
$ 2,000,000		Caesars Entertainment, Inc	7.875%	03/15/10	Caa1	$1,875
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,619
3,750,000		Walt Disney Co	5.700	07/15/11	A2	3,977
		TOTAL AMUSEMENT AND RECREATION SERVICES				10,471

APPAREL AND ACCESSORY STORES - 0.04%
3,650,000		Kohl's Corp	6.250	12/15/17	Baa1	3,476
		TOTAL APPAREL AND ACCESSORY STORES				3,476

ASSET BACKED - 8.50%
7,765,296		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A3)	5.560	09/06/11	Aaa	7,803
20,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF
		(Class A4)	5.640	09/06/13	Aaa	20,260
14,000,000		AmeriCredit Automobile Receivables Trust Series 2007-BF
		(Class A3A)	5.160	04/06/12	Aaa	13,973
372,699	i	AQ Finance NIM Trust Series 2004-RN2	2.799	04/25/09	Aaa	330
298,667	i,m,v	AQ Finance NIM Trust Series 2004-RN3	2.779	05/25/09	Aaa	298
74,236		Asset Backed Funding Corp NIM Trust Series 2005-WMC1
		(Class N1)	5.900	07/26/35	N/R	-	^
6,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	5,825
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	8,833
1,466,363		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	934
28,594,085		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	27,850
1,123,958	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	561
2,860,984	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	2,137
1,430,492	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	1,018
7,241,864		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	7,245
4,957,406		CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	4,724
682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	459
28,400,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	27,137
20,812,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	19,932
10,000,000	i	Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3)	5.813	05/25/37	Aaa	7,279

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 882,769	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	3.038%	02/15/29	A3	$618
8,157,449		Credit-Based Asset Servicing and Securitization LLC Series
		2007-MX1 (Class A1)	6.159	12/25/36	Aaa	8,147
25,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	20,446
6,537,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Baa3	5,810
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	Baa3	1,902
1,197,086	i	Golden Securities Corp Series 2003-A (Class A1)	3.009	12/02/13	Aaa	1,199
3,721,998	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	3,735
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,661
5,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	4,604
4,000,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	3,952
7,758,139		HFC Home Equity Loan Asset Backed Certificates Series
		2007-1 (Class A1F)	5.910	03/20/36	Aaa	7,758
4,000,000		HFC Home Equity Loan Asset Backed Certificates Series
		2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,415
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/A	15,395
18,757,154		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	19,068
45,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	46,058
24,000,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	24,394
17,768,359		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	17,907
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	41,002
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	11,094
7,321,823		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	7,631
4,978,775		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	4,968
164,029	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	164
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	31,178
14,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	14,793
6,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	6,091
3,128,762		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	3,167
1,998,220		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	2,013
6,500,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	6,293
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11
		(Class M1)	3.219	11/25/34	Aa1	9,393
990,780	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	988
5,000,000		Residential Funding Mortgage Securities II, Inc Series 2005-
		HI1 (Class A5)	5.450	08/25/34	A3	3,604
8,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		H12 (Class A2)	5.750	02/25/36	A3	7,142
2,500,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI1 (Class M1)	6.010	02/25/36	Aa1	1,334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 350,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI1 (Class M2)	6.060%	02/25/36	Aa2	$137
2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI3 (Class A2)	5.950	02/25/36	A3	1,653
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI3 (Class A3)	5.960	02/25/36	A3	4,134
9,628,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI4 (Class A2)	5.450	09/25/36	A3	8,113
30,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI4 (Class A3)	5.440	09/25/36	A3	21,847
7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI5 (Class A2)	5.520	04/25/21	A3	5,867
13,500,000		Residential Funding Mortgage Securities II, Inc Series 2006-
		HI5 (Class A3)	5.500	08/25/25	A3	9,803
9,862,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-
		HSA2 (Class AI3)	5.550	03/25/36	A3	6,460
2,216,303	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,028
29,309,648	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	26,982
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	6,985
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(ClassA4)	5.310	05/13/13	Aaa	23,738
37,986,426		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	38,299
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,586
3,008,770	m,v	Wachovia Amortization Controlled Heloc NIM Series 2006-
		N1 (Class N1)	5.683	08/12/47	A3	2,886
17,838,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	17,997
4,666,092	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.959	05/25/35	N/R	4,329
		TOTAL ASSET BACKED				693,366

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
5,525,000		Home Depot, Inc	5.250	12/16/13	Baa1	5,406
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,401
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				11,807

BUSINESS SERVICES - 0.16%
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,556
3,250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	3,322
375,000		Lamar Media Corp	6.625	08/15/15	Ba3	330
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,321
		TOTAL BUSINESS SERVICES				13,529

CHEMICALS AND ALLIED PRODUCTS - 0.38%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,646
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	4,606
1,000,000		Amgen, Inc	5.850	06/01/17	A2	999
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	3,115
1,570,000		Clorox Co	5.950	10/15/17	Baa2	1,572
3,385,000		Johnson & Johnson	5.150	08/15/12	Aaa	3,660
4,150,000		Johnson & Johnson	5.950	08/15/37	Aaa	4,401
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,509
5,050,000		Praxair, Inc	5.250	11/15/14	A2	5,228
3,225,000		Schering-Plough Corp	6.550	09/15/37	Baa1	3,106
		TOTAL CHEMICALS AND ALLIED PRODUCTS				30,842

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
COMMUNICATIONS - 2.35%
$ 6,400,000		Alamosa Delaware, Inc	8.500%	01/31/12	Baa3	$5,776
4,000,000		America Movil SAB de C.V.	6.125	11/15/37	A3	3,708
3,000,000		AT&T Corp	7.300	11/15/11	A2	3,249
17,500,000		AT&T, Inc	5.100	09/15/14	A2	17,386
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,921
6,700,000		AT&T, Inc	6.500	09/01/37	A2	6,628
10,300,000		AT&T, Inc	6.300	01/15/38	A2	9,959
16,299,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	18,105
4,125,000		Comcast Corp	5.900	03/15/16	Baa2	4,091
11,650,000		Comcast Corp	5.875	02/15/18	Baa2	11,348
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,095
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,601
2,175,000		Comcast Corp	6.950	08/15/37	Baa2	2,179
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,798
7,900,000		France Telecom S.A.	7.750	03/01/11	A3	8,566
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,233
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,351
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	5,765
3,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,880
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	498
2,500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,588
4,030,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	4,234
1,225,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,133
4,500,000		Sprint Capital Corp	8.750	03/15/32	Baa3	3,802
6,300,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	5,887
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	8,050
7,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,878
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,615
2,275,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,148
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	2,823
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,320
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,902
5,610,000		Viacom, Inc	6.125	10/05/17	Baa3	5,470
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,370
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	1,959
3,725,000		Vodafone Group plc	6.150	02/27/37	Baa1	3,472
		TOTAL COMMUNICATIONS				191,788

DEPOSITORY INSTITUTIONS - 4.27%
18,200,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	19,586
26,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	29,525
4,000,000		Bank of America Corp	6.250	04/15/12	Aa1	4,268
7,550,000		Bank of America Corp	4.875	09/15/12	Aa1	7,660
4,000,000		Bank of America Corp	5.750	12/01/17	Aa1	4,139
14,550,000		Bank of America NA	5.300	03/15/17	Aa1	14,452
6,500,000		Bank of America NA	6.000	10/15/36	Aa1	6,218
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,337
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	2,064
2,700,000		Citigroup, Inc	5.125	02/14/11	Aa3	2,716
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa3	3,246
2,275,000		Citigroup, Inc	5.250	02/27/12	Aa3	2,269
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa3	18,079
6,655,000		Citigroup, Inc	5.000	09/15/14	A1	6,272
7,575,000		Citigroup, Inc	6.875	03/05/38	Aa3	7,570

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 45,000,000	g	Depfa ACS Bank	5.125%	03/16/37	Aaa	$43,950
3,650,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	3,815
4,000,000		FIA Card Services NA	4.625	08/03/09	Aaa	4,053
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,610
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,989
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,753
5,100,000		HSBC Holdings plc	6.500	09/15/37	Aa3	4,838
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	2,690
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	3,067
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,077
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,546
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,746
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,636
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	3,946
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	16,272
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,233
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,530
2,500,000		Regions Financial Corp	6.375	05/15/12	A3	2,528
5,250,000	g,i	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	4,457
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,953
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,550
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,421
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa2	12,060
8,500,000		Wachovia Bank NA	4.875	02/01/15	Aa2	8,029
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,731
3,500,000		Wachovia Bank NA	6.600	01/15/38	Aa2	3,243
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	6,108
4,500,000		Wachovia Corp	4.875	02/15/14	A1	4,384
5,000,000	i	Wachovia Corp	7.980	12/30/49	A2	4,913
4,500,000		Washington Mutual Bank	5.500	01/15/13	Baa3	3,577
2,150,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	1,849
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,561
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	4,142
7,050,000		Wells Fargo & Co	5.625	12/11/17	Aa1	7,211
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	9,041
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	10,386
		TOTAL DEPOSITORY INSTITUTIONS				348,296

EATING AND DRINKING PLACES - 0.07%
2,850,000		McDonald's Corp	5.350	03/01/18	A3	2,885
2,750,000		McDonald's Corp	6.300	10/15/37	A3	2,825
		TOTAL EATING AND DRINKING PLACES				5,710

ELECTRIC, GAS, AND SANITARY SERVICES - 1.41%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,794
8,225,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	8,560
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,488
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,719
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,618
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,721
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,311
5,350,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	5,339
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,698
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,126
3,400,000		Florida Power & Light Co	4.850	02/01/13	Aa3	3,540
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,596

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,000,000	g	Midamerican Energy Holdings Co	5.750%	04/01/18	Baa1	$4,039
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,141
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,080
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,296
1,750,000		Nevada Power Co	6.750	07/01/37	Baa3	1,678
1,750,000		Northern States Power Co	6.250	06/01/36	A2	1,813
2,500,000		Ohio Edison Co	4.000	05/01/08	Baa2	2,500
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,599
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,234
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	6,025
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,305
2,825,000		Public Service Co of Colorado	4.875	03/01/13	A3	2,925
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,606
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,133
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,774
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	2,995
3,550,000		Southern California Edison Co	5.550	01/15/37	A2	3,363
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,073
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,605
2,200,000		Waste Management, Inc	6.100	03/15/18	Baa3	2,208
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,569
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,806
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				115,277

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.18%
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,586
9,000,000		General Electric Co	5.250	12/06/17	Aaa	8,988
2,750,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	2,933
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,507

FOOD AND KINDRED PRODUCTS - 0.55%
3,278,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	3,684
3,000,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	3,016
9,815,000		Bottling Group LLC	4.625	11/15/12	Aa2	10,231
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,824
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,526
4,000,000		Coca-Cola Co	5.350	11/15/17	Aa3	4,174
3,125,000		Diageo Capital plc	5.125	01/30/12	A3	3,219
2,190,000		Diageo Finance BV	3.875	04/01/11	A3	2,198
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,525
1,130,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	1,129
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,757
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,100
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,260
		TOTAL FOOD AND KINDRED PRODUCTS				44,643

FOOD STORES - 0.20%
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,610
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,659
6,400,000		Kroger Co	6.400	08/15/17	Baa2	6,754
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,000,000		Safeway, Inc	6.350%	08/15/17	Baa2	$1,057
		TOTAL FOOD STORES				16,413

FORESTRY - 0.03%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,706
		TOTAL FORESTRY				2,706

GENERAL BUILDING CONTRACTORS - 0.04%
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba2	2,963
		TOTAL GENERAL BUILDING CONTRACTORS				2,963

GENERAL MERCHANDISE STORES - 0.16%
1,750,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	1,616
3,225,000		Target Corp	6.000	01/15/18	A2	3,301
7,750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,932
		TOTAL GENERAL MERCHANDISE STORES				12,849

HEALTH SERVICES - 0.04%
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,521
		TOTAL HEALTH SERVICES				3,521

HOLDING AND OTHER INVESTMENT OFFICES - 0.30%
3,500,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	3,408
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	4,991
4,000,000		Colonial Realty LP	6.250	06/15/14	Baa3	3,598
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	3,330
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	2,628
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	3,450
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,826
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				24,231

HOTELS AND OTHER LODGING PLACES - 0.02%
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,737
		TOTAL HOTELS AND OTHER LODGING PLACES				1,737

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.31%
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,490
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,628
2,500,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,612
5,400,000		Hewlett-Packard Co	5.400	03/01/17	A2	5,515
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	2,010
3,600,000		John Deere Capital Corp	5.350	04/03/18	A2	3,589
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,643
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				25,487

INSTRUMENTS AND RELATED PRODUCTS - 0.19%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	4,095
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,898
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	4,934
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,660
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				15,587

INSURANCE CARRIERS - 0.93%
5,285,000		Aetna, Inc	6.625	06/15/36	A3	5,133
1,125,000		Aetna, Inc	6.750	12/15/37	A3	1,072
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,254
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,000,000		American International Group, Inc	5.050%	10/01/15	Aa2	$4,876
6,000,000	i	Chubb Corp	6.375	03/29/37	A3	5,589
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,367
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	4,455
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	3,427
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	4,129
3,000,000		Metlife, Inc	5.375	12/15/12	A2	3,137
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,914
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,224
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	3,011
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,774
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	3,144
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,975
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,321
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,762
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,880
		TOTAL INSURANCE CARRIERS				75,763

METAL MINING - 0.14%
3,075,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	3,032
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,490
3,000,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	3,184
1,400,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	1,396
		TOTAL METAL MINING				11,102

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
3,350,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,317
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,317

MISCELLANEOUS RETAIL - 0.11%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,615
6,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	6,094
		TOTAL MISCELLANEOUS RETAIL				8,709

MOTION PICTURES - 0.33%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,344
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,649
3,000,000		Time Warner, Inc	6.750	04/15/11	Baa1	3,085
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	16,775
		TOTAL MOTION PICTURES				26,853

NONDEPOSITORY INSTITUTIONS - 1.75%
4,500,000		American Express Centurion Bank	6.000	09/13/17	Aa3	4,365
7,500,000		American General Finance Corp	6.900	12/15/17	A1	7,330
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,667
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,131
3,750,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	2,805
4,500,000		CIT Group, Inc	5.850	09/15/16	A3	3,459
1,000,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	981
3,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	3,732
24,950,000		General Electric Capital Corp	5.500	06/04/14	Aaa	25,996
10,500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B1	7,943
3,000,000	g	HSBC Capital Funding LP	4.610	12/30/49	A1	2,644
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,966
5,250,000		HSBC Finance Corp	5.900	06/19/12	Aa3	5,262
7,750,000		HSBC Finance Corp	4.750	07/15/13	Aa3	7,619

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,000,000		HSBC Finance Corp	5.500%	01/19/16	Aa3	$4,837
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,748
5,000,000		International Lease Finance Corp	5.750	06/15/11	A1	5,031
2,250,000		International Lease Finance Corp	5.650	06/01/14	A1	2,161
15,350,000		Kreditanstalt fuer Wiederaufbau	4.375	03/15/18	Aaa	15,704
4,000,000		MBNA Corp	6.125	03/01/13	Aa1	4,277
2,250,000		National Rural Utilities Cooperative Finance Corp	5.450	02/01/18	A1	2,248
5,000,000		Residential Capital LLC	8.125	11/21/08	B2	3,450
3,150,000		Residential Capital LLC	8.500	06/01/12	B2	1,544
2,320,000		Residential Capital LLC	8.500	04/17/13	B2	1,125
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,494
5,500,000	g	TransCapitalInvest Ltd	5.670	03/05/14	A2	5,111
		TOTAL NONDEPOSITORY INSTITUTIONS				142,630

OIL AND GAS EXTRACTION - 1.25%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,136
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,324
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,655
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,173
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,974
3,800,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	3,876
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	6,273
3,990,000		ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	4,212
4,000,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	3,995
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,531
4,000,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	3,965
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,513
6,825,000		Husky Energy, Inc	6.800	09/15/37	Baa2	6,936
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,180
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,273
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	7,079
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	3,333
4,000,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	3,850
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	3,165
5,000,000	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	4,771
6,650,000		Weatherford International, Inc	5.950	06/15/12	Baa1	6,932
4,500,000		Weatherford International, Inc	6.800	06/15/37	Baa1	4,454
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,434
		TOTAL OIL AND GAS EXTRACTION				102,034

OTHER MORTGAGE BACKED SECURITIES - 5.97%
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4
		(Class A6)	4.877	07/10/42	N/R	9,875
13,955,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.108	11/10/42	N/R	11,315
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.740	05/10/45	N/R	3,031
9,000,000	i	Banc of America Commercial Mortgage, Inc Series 2007-2
		(Class A2)	5.634	04/10/49	N/R	8,851
9,513,784		Banc of America Mortgage Securities, Inc Series 2006-1
		(Class A8)	6.000	05/25/36	Aaa	9,589
562,308		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	538
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		PW11 (Class A4)	5.457	03/11/39	N/R	7,965

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 13,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-
		PW13 (Class A4)	5.540%	09/11/41	N/R	$12,881
6,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-
		PW14 (Class A4)	5.201	12/11/38	N/R	5,788
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-
		T22 (Class A4)	5.465	04/12/38	Aaa	2,999
8,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-
		T24 (Class A4)	5.537	10/12/41	Aaa	7,919
34,769		CIT Group Home Equity Loan Trust Series 2002-2 (Class
		BF)	6.830	06/25/33	Ba1	17
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series
		2006-CD3 (Class A5)	5.617	10/15/48	Aaa	4,971
7,313,078		Countrywide Alternative Loan Trust Series 2004-29CB
		(Class A7)	5.375	01/25/35	N/R	6,768
9,600,147		Countrywide Alternative Loan Trust Series 2004-30CB
		(Class 1A15)	5.500	08/25/16	Aaa	8,841
10,562,025		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	10,393
18,118,969		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-3 (Class A10)	6.000	04/25/37	N/R	18,068
8,000,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1
		(Class A4)	5.555	02/15/39	N/R	7,973
8,700,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	8,555
11,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	10,685
13,863,652	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	3.008	05/15/23	Aaa	13,055
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4
		(Class A4)	6.180	12/15/35	Aaa	14,235
14,062,710		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	14,353
2,395,435		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	N/R	2,403
21,000,000		GE Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	20,313
5,500,000	i	GE Capital Commercial Mortgage Corp Series 2005-C3
		(Class A5)	4.979	07/10/45	N/R	5,336
18,000,000	i	Greenwich Capital Commercial Funding Corp Series 2004-
		GG1 (Class A7)	5.317	06/10/36	Aaa	17,949
11,600,000		Greenwich Capital Commercial Funding Corp Series 2007-
		GG11 (Class A2)	5.597	12/10/49	N/R	11,262
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	3.599	05/03/18	Aaa	10,010
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	6,289
11,250,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	11,127
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,344
8,100,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	8,119
10,550,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	10,246
7,490,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C3
		(Class A4)	5.661	03/15/39	Aaa	7,512

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,211,847		MASTR Asset Securitization Trust Series 2005-2 (Class
		3A1)	5.000%	10/25/20	Aaa	$4,107
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	5,378
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.658	05/12/39	N/R	2,517
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.426	02/12/39	N/R	4,666
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	18,879
15,600,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	15,208
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,601
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.773	10/15/42	N/R	7,578
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.777	10/15/42	N/R	5,147
12,320,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)	5.283	12/15/43	N/R	12,074
8,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	7,805
5,500,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	4,749
4,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-
		C20 (Class A7)	5.118	07/15/42	Aaa	3,953
10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-
		C24 (Class A3)	5.558	03/15/45	Aaa	9,927
5,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-
		C30 (Class AM)	5.383	12/15/43	Aaa	4,453
8,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-
		C31 (Class A2)	5.421	04/15/47	Aaa	7,806
12,655,598		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	12,263
5,330,462		Wells Fargo Mortgage Backed Securities Trust Series 2004-7
		(Class 1A1)	4.500	07/25/19	N/R	5,260
20,070,608		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	19,609
8,117,874	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-
		AR4 (Class 1A1)	5.857	04/25/36	N/R	7,353
		TOTAL OTHER MORTGAGE BACKED SECURITIES				486,908

PAPER AND ALLIED PRODUCTS - 0.05%
2,310,000		Cenveo Corp	7.875	12/01/13	B3	1,871
2,500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	2,736
		TOTAL PAPER AND ALLIED PRODUCTS				4,607

PETROLEUM AND COAL PRODUCTS - 0.07%
3,750,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	3,306
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	2,390
		TOTAL PETROLEUM AND COAL PRODUCTS				5,696

PIPELINES, EXCEPT NATURAL GAS - 0.29%
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,571
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	4,002
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	2,044
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	2,002
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	3,036
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,644
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	3,229
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,431
		TOTAL PIPELINES, EXCEPT NATURAL GAS				23,959

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
PRIMARY METAL INDUSTRIES - 0.09%
$ 1,000,000		Corning, Inc	5.900%	03/15/14	Baa1	$1,049
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	4,555
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,498
		TOTAL PRIMARY METAL INDUSTRIES				7,102

PRINTING AND PUBLISHING - 0.27%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,600
2,300,000		Idearc, Inc	8.000	11/15/16	B3	1,489
2,806,000		Morris Publishing Group LLC	7.000	08/01/13	B2	1,599
3,500,000		News America, Inc	6.150	03/01/37	Baa2	3,306
13,500,000		Thomson Corp	5.700	10/01/14	Baa1	13,349
		TOTAL PRINTING AND PUBLISHING				22,343

RAILROAD TRANSPORTATION - 0.28%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	4,009
4,000,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	3,838
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,466
2,930,000		CSX Corp	6.150	05/01/37	Baa3	2,580
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,882
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,246
3,750,000		Union Pacific Corp	5.750	11/15/17	Baa2	3,797
		TOTAL RAILROAD TRANSPORTATION				22,818

REAL ESTATE - 0.01%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,138
		TOTAL REAL ESTATE				1,138

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.02%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,751
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,751

SECURITY AND COMMODITY BROKERS - 1.22%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Baa1	3,848
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	3,703
4,250,000		Bear Stearns Cos, Inc	7.250	02/01/18	A2	4,392
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	8,181
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,600
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A1	3,001
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	3,264
2,750,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,802
3,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	3,292
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,945
3,750,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	3,695
3,850,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	3,813
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	1,036
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	2,884
3,150,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	1,992
6,750,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,513
2,500,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	1,998
4,250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	4,000
5,500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A2	5,225
10,000,000		Morgan Stanley	3.625	04/01/08	Aa3	10,000
9,350,000		Morgan Stanley	5.375	10/15/15	Aa3	8,873
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	4,835
4,125,000		Morgan Stanley	5.450	01/09/17	Aa3	3,859
3,500,000		Morgan Stanley	5.550	04/27/17	Aa3	3,291

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,560,000	g	Nuveen Investments, Inc	10.500%	11/15/15	B3	$1,338
		TOTAL SECURITY AND COMMODITY BROKERS				99,380

TRANSPORTATION BY AIR - 0.12%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,175
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,618
		TOTAL TRANSPORTATION BY AIR				9,793

TRANSPORTATION EQUIPMENT - 0.36%
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	5,030
3,000,000		Embraer Overseas Ltd	6.375	01/24/17	Baa3	2,992
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,249
2,425,000		Honeywell International, Inc	5.700	03/15/37	A2	2,398
2,500,000		Lockheed Martin Corp	4.121	03/14/13	Baa1	2,504
3,675,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	3,795
4,000,000		United Technologies Corp	5.375	12/15/17	A2	4,104
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,997
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,110
		TOTAL TRANSPORTATION EQUIPMENT				29,179

WHOLESALE TRADE-DURABLE GOODS - 0.09%
3,850,000		Midamerican Energy Co	5.800	10/15/36	A2	3,658
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,486
		TOTAL WHOLESALE TRADE-DURABLE GOODS				7,144

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	3,139
8,975,000		Procter & Gamble Co	5.550	03/05/37	Aa3	8,962
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				12,101

		TOTAL CORPORATE BONDS				2,693,533
		(Cost $2,759,547)

GOVERNMENT BONDS - 63.84%

AGENCY SECURITIES - 6.63%
5,580,911		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	6,044
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	11,230
11,200,000		(FFCB)	4.125	04/15/09	Aaa	11,411
7,250,000		(FFCB)	5.375	07/18/11	Aaa	7,815
20,600,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	20,882
10,000,000		(FHLB)	2.375	04/30/10	Aaa	10,017
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	15,022
20,000,000		(FHLMC)	5.000	06/11/09	Aaa	20,640
19,000,000		(FHLMC)	4.875	02/09/10	Aaa	19,890
15,900,000		(FHLMC)	4.750	01/18/11	Aaa	16,791
36,399,000		(FHLMC)	5.875	03/21/11	Aa2	39,265
22,500,000		(FHLMC)	5.250	07/18/11	Aaa	24,193
15,000,000		(FHLMC)	5.500	08/20/12	Aaa	16,442
5,000,000		(FHLMC)	4.125	12/21/12	Aaa	5,193
6,000,000		(FHLMC)	3.500	05/29/13	Aaa	6,040
7,800,000		(FHLMC)	5.750	06/27/16	Aa2	8,588
55,450,000		(FHLMC)	5.125	11/17/17	Aaa	59,476
79,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	79,340
70,000,000		(FNMA)	5.100	09/10/09	Aaa	70,795
1,350,000		(FNMA)	4.250	01/19/10	Aaa	1,397
7,200,000		(FNMA)	7.125	06/15/10	Aaa	7,933

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 8,000,000		(FNMA)	5.000	10/15/11	Aaa	$8,587
15,000,000		(FNMA)	5.375	06/12/17	Aaa	16,474
2,500,000	j,m	Overseas Private Investment Corp		07/31/11	N/R	2,819
2,790,703		Overseas Private Investment Corp	3.420%	01/15/15	N/R	2,890
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,580
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,905
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,347
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	18,823
4,987,499		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	5,308
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	N/R	3,287
		TOTAL AGENCY SECURITIES				541,424

FOREIGN GOVERNMENT BONDS - 2.78%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,503
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,614
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,232
3,500,000		China Development Bank	5.000	10/15/15	A1	3,483
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	2,067
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,961
3,000,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	3,237
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,527
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,095
4,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	4,078
3,000,000	g	Gabonese Republic	8.200	12/12/17	N/R	3,146
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	31,972
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,423
9,000,000		Israel Government International Bond	5.500	11/09/16	A2	9,452
4,400,000		Italy Government International Bond	5.375	06/12/17	N/R	4,861
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,958
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,613
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,529
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,481
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,481
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,583
3,800,000		Mexico Government International Bond	6.750	09/27/34	Baa1	4,239
4,600,000		Mexico Government International Bond	6.050	01/11/40	Baa1	4,588
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,837
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,209
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,125
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,928
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,083
7,650,000		Province of Ontario	4.750	01/19/16	Aa1	8,083
16,620,000		Province of Ontario Canada	2.750	02/22/11	Aa1	16,631
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,433
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	8,044
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,409
3,700,000		South Africa Government International Bond	5.875	05/30/22	Baa1	3,404
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	8,209
3,800,000	g	Ukraine Government International	6.750	11/14/17	B1	3,743
		TOTAL FOREIGN GOVERNMENT BONDS				227,261

MORTGAGE BACKED SECURITIES - 36.56%
20,080,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	05/23/11		20,152
28,521,629		(FHLMC)	6.000	09/15/16		29,705
11,720,000		(FHLMC)	4.000	09/15/18		11,452
3,328,976		(FHLMC)	5.750	12/15/18		3,399
10,013,000		(FHLMC)	4.000	04/15/19		9,646

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 3,500,000		(FHLMC)	4.000%	09/15/19	$3,415
25,000,000	d	(FHLMC)	5.000	06/15/28	25,641
11,491,832		(FHLMC)	5.000	06/15/29	11,763
3,873,853		(FHLMC)	6.000	12/15/30	3,933
19,953,204	d	(FHLMC)	5.000	06/15/31	20,094
14,020,000		(FHLMC)	5.500	05/15/33	14,265
8,364,489		(FHLMC)	4.500	09/15/35	8,338
10,398,325	i	(FHLMC)	5.075	02/01/36	10,436
13,964,779	i	(FHLMC)	5.790	07/01/36	14,288
11,348,684	i	(FHLMC)	5.005	09/01/36	11,410
8,670,691	i	(FHLMC)	5.897	09/01/36	8,873
15,177,510	i	(FHLMC)	5.900	09/01/36	15,518
11,478,216	i	(FHLMC)	6.119	09/01/36	11,734
21,865,945	i	(FHLMC)	5.724	02/01/37	22,273
27,109,474	i	(FHLMC)	5.672	03/01/37	27,591
35,180,638	i	(FHLMC)	5.790	03/01/37	35,743
20,470,185	i	(FHLMC)	5.885	04/01/37	21,865
2,571,997	i	(FHLMC)	6.130	05/01/37	2,623
32,152,247	i	(FHLMC)	5.734	06/01/37	32,722
16,657,802	i	(FHLMC)	5.903	08/01/37	16,961
15,722,618	i	(FHLMC)	5.860	09/01/37	15,952
52,764,811		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/15/09	56,032
80,873		(FGLMC)	7.000	09/01/10	84
181,476		(FGLMC)	6.000	04/01/11	187
480,089		(FGLMC)	7.000	07/01/13	504
1,922,906		(FGLMC)	6.500	12/01/16	2,015
15,231,023		(FGLMC)	5.000	09/01/18	15,456
5,450,877		(FGLMC)	4.500	10/01/18	5,444
3,292,894		(FGLMC)	4.500	11/01/18	3,289
3,353,805		(FGLMC)	5.500	01/01/19	3,438
1,535,436		(FGLMC)	4.000	06/01/19	1,503
5,128,186		(FGLMC)	4.500	07/01/20	5,107
3,817,294		(FGLMC)	4.500	08/01/20	3,807
641,045		(FGLMC)	7.000	10/01/20	681
57,724,017		(FGLMC)	4.500	06/01/21	57,491
18,382,433		(FGLMC)	4.500	06/01/21	18,308
77,131		(FGLMC)	7.000	05/01/23	82
1,108,049		(FGLMC)	6.000	10/01/23	1,145
1,046,054		(FGLMC)	6.000	11/01/23	1,081
399,175		(FGLMC)	8.000	01/01/31	433
75,905		(FGLMC)	7.000	11/01/31	80
268,137		(FGLMC)	7.000	12/01/31	284
109,404		(FGLMC)	7.000	12/01/31	116
91,744		(FGLMC)	7.000	12/01/31	97
74,930		(FGLMC)	7.000	12/01/31	79
98,458		(FGLMC)	7.000	12/01/31	104
281,637		(FGLMC)	7.000	12/01/31	299
44,129		(FGLMC)	7.000	01/01/32	47
506,906		(FGLMC)	8.000	02/01/32	550
9,435,806	h	(FGLMC)	4.500	07/01/33	9,116
4,428,610		(FGLMC)	5.500	11/01/33	4,500
5,931,719		(FGLMC)	5.500	12/01/33	6,010
27,680,109	d	(FGLMC)	5.500	12/01/33	28,056
14,641,642		(FGLMC)	7.000	12/01/33	15,548
73,873,360		(FGLMC)	5.000	01/01/34	73,361
24,435,148		(FGLMC)	4.500	10/01/34	23,606

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,933,372		(FGLMC)	5.500%	12/01/34	$2,969
11,891,179		(FGLMC)	4.500	04/01/35	11,474
5,144,833		(FGLMC)	6.000	05/01/35	5,295
2,474,609		(FGLMC)	6.000	05/01/35	2,543
4,778,463		(FGLMC)	6.000	05/01/35	4,910
2,384,044		(FGLMC)	6.000	05/01/35	2,449
5,024,980		(FGLMC)	6.000	05/01/35	5,163
9,523,131		(FGLMC)	6.000	05/01/35	9,785
5,672,858		(FGLMC)	6.000	05/01/35	5,829
4,396,932		(FGLMC)	5.500	06/01/35	4,448
6,810,208		(FGLMC)	5.500	06/01/35	6,890
28,839,229		(FGLMC)	5.500	06/01/35	29,177
2,234,717		(FGLMC)	5.500	06/01/35	2,261
6,159,980		(FGLMC)	6.000	06/01/35	6,329
20,527,367		(FGLMC)	4.500	08/01/35	19,797
3,255,420		(FGLMC)	5.000	10/01/35	3,228
16,110,681		(FGLMC)	5.000	11/01/35	15,978
886,014		(FGLMC)	6.500	11/01/35	921
3,784,777		(FGLMC)	6.000	01/01/36	3,886
5,155,236		(FGLMC)	7.000	01/01/36	5,447
3,363,480		(FGLMC)	5.500	04/01/36	3,400
3,772,514		(FGLMC)	6.500	05/01/36	3,917
19,818,451		(FGLMC)	6.500	10/01/36	20,576
2,878,325		(FGLMC)	6.500	12/01/36	2,962
61,052,625		(FGLMC)	5.500	01/01/37	61,725
35,079,436		(FGLMC)	5.500	04/01/37	35,457
52,559,751		(FGLMC)	5.500	05/01/37	53,125
15,164,905		(FGLMC)	6.000	08/01/37	15,565
8,545,131		(FGLMC)	6.000	09/01/37	8,771
24,000,000		Federal National Mortgage Association (FNMA)	6.500	05/01/08	24,809
50,045		(FNMA)	7.500	11/01/10	52
3,860		(FNMA)	8.000	06/01/11	4
5,300		(FNMA)	8.000	06/01/11	6
5,114		(FNMA)	8.000	06/01/11	5
13,457		(FNMA)	8.000	07/01/11	14
7,579,026		(FNMA)	4.400	10/01/12	7,633
10,000,000		(FNMA)	3.625	02/12/13	10,173
392,592		(FNMA)	5.000	06/01/13	402
2,793,899		(FNMA)	4.440	07/01/13	2,789
3,944,201		(FNMA)	4.739	10/01/13	3,998
1,472,507		(FNMA)	4.771	02/01/14	1,496
5,546,532		(FNMA)	4.440	04/01/14	5,505
1,697,458		(FNMA)	4.558	01/01/15	1,704
605,302		(FNMA)	7.500	02/01/15	635
1,421,669		(FNMA)	7.500	04/01/15	1,491
1,208,463		(FNMA)	7.500	04/01/15	1,268
38,118		(FNMA)	6.500	02/01/16	40
127,053		(FNMA)	6.500	03/01/16	133
43,075		(FNMA)	6.500	04/01/16	45
1,103,153		(FNMA)	6.500	10/01/16	1,158
685,803		(FNMA)	6.500	11/01/16	720
2,166,931		(FNMA)	6.500	02/01/18	2,269
6,102,165		(FNMA)	5.500	03/01/18	6,260
1,075,996		(FNMA)	5.500	04/01/18	1,104
13,103,248	d	(FNMA)	5.500	04/01/18	13,443

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,090,648		(FNMA)	6.500%	04/01/18	$1,142
312,069		(FNMA)	5.500	05/01/18	320
17,959,733		(FNMA)	4.500	12/01/18	17,950
920,118		(FNMA)	6.000	01/01/19	953
139,025		(FNMA)	6.000	02/01/19	144
12,609,755		(FNMA)	5.000	04/01/19	12,773
4,206,019		(FNMA)	5.500	07/01/20	4,309
14,700,511	h	(FNMA)	4.500	03/01/23	14,633
183,837		(FNMA)	8.000	03/01/23	200
37,000,000	h	(FNMA)	4.500	04/25/23	36,792
6,561,436		(FNMA)	5.000	12/01/23	6,582
1,898,808		(FNMA)	5.500	02/01/24	1,934
3,826,932		(FNMA)	5.500	07/01/24	3,895
519,012		(FNMA)	8.000	07/01/24	565
5,547,459		(FNMA)	5.500	08/01/24	5,646
18,547,596	d	(FNMA)	5.000	10/01/25	18,583
104,499		(FNMA)	9.000	11/01/25	116
318,617		(FNMA)	7.000	07/01/32	339
714,645		(FNMA)	7.000	07/01/32	759
2,135,569		(FNMA)	5.000	02/01/33	2,120
10,362,755		(FNMA)	4.500	03/25/33	10,392
1,789,932		(FNMA)	5.500	06/01/33	1,813
6,373,983		(FNMA)	4.500	08/01/33	6,161
6,164,567		(FNMA)	5.000	08/01/33	6,118
11,000,000	d	(FNMA)	5.500	08/25/33	11,248
10,245,512		(FNMA)	4.500	10/01/33	9,903
6,242,201		(FNMA)	5.000	10/01/33	6,196
2,754,503		(FNMA)	5.000	10/01/33	2,734
1,999,877		(FNMA)	5.000	10/01/33	1,985
8,623,300		(FNMA)	5.000	11/01/33	8,559
8,723,735		(FNMA)	5.000	11/01/33	8,658
926,870		(FNMA)	5.000	11/01/33	920
53,086,426		(FNMA)	5.000	11/01/33	52,690
3,553,748		(FNMA)	5.500	12/01/33	3,599
8,839,673		(FNMA)	5.500	12/01/33	8,987
1,509,396		(FNMA)	5.500	12/01/33	1,529
1,724,204	d	(FNMA)	5.500	12/01/33	1,746
3,636,982		(FNMA)	5.500	01/01/34	3,683
7,290,218		(FNMA)	5.500	01/01/34	7,383
11,527,937		(FNMA)	5.500	02/01/34	11,675
2,508,912		(FNMA)	5.000	03/01/34	2,490
19,108,247		(FNMA)	5.000	03/01/34	18,965
2,324,717		(FNMA)	5.000	03/01/34	2,307
2,907,346		(FNMA)	5.000	03/01/34	2,886
7,069,674		(FNMA)	5.000	03/01/34	7,017
7,850,100		(FNMA)	5.500	03/01/34	7,944
18,846,722		(FNMA)	5.000	04/01/34	18,695
70,510,522		(FNMA)	5.000	08/01/34	69,975
5,680,279		(FNMA)	5.500	09/01/34	5,749
5,223,561		(FNMA)	5.500	09/01/34	5,286
3,899,357		(FNMA)	5.500	09/01/34	3,946
3,632,619		(FNMA)	5.500	10/01/34	3,676
2,630,103		(FNMA)	5.500	10/01/34	2,662
9,730,650		(FNMA)	5.500	10/25/34	9,705
18,678,483		(FNMA)	5.500	12/01/34	18,903
7,024,154		(FNMA)	5.500	01/01/35	7,109

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 82,847,008		(FNMA)	5.500%	02/01/35	$83,903
4,662,376		(FNMA)	5.500	04/01/35	4,716
30,177,673		(FNMA)	5.500	04/01/35	30,540
20,096,513		(FNMA)	5.500	05/01/35	20,328
6,712,126		(FNMA)	6.000	05/01/35	6,888
1,144,850		(FNMA)	5.500	06/01/35	1,158
2,905,579		(FNMA)	5.500	06/01/35	2,939
2,618,937		(FNMA)	5.500	06/01/35	2,649
4,481,519		(FNMA)	5.500	06/01/35	4,533
1,718,790		(FNMA)	5.500	06/01/35	1,739
555,139		(FNMA)	7.500	06/01/35	593
2,000,686		(FNMA)	5.500	07/01/35	2,024
2,956,563		(FNMA)	6.000	07/01/35	3,034
13,807,750	d	(FNMA)	5.500	09/01/35	13,967
33,501,162		(FNMA)	5.500	09/01/35	33,928
14,594,887		(FNMA)	5.000	10/01/35	14,467
9,528,120		(FNMA)	5.500	11/01/35	9,638
13,571,266	i	(FNMA)	5.728	02/01/36	13,863
12,211,548		(FNMA)	5.500	04/01/36	12,352
16,814,460	i	(FNMA)	5.777	06/01/36	17,198
1,887,457		(FNMA)	6.000	06/01/36	1,936
9,321,863	i	(FNMA)	5.961	07/01/36	9,531
34,071,271	i	(FNMA)	5.987	07/01/36	34,777
8,531,757	h	(FNMA)	6.500	09/01/36	8,844
14,789,351		(FNMA)	6.000	10/01/36	15,167
61,831,667	i	(FNMA)	5.867	11/01/36	63,035
11,458,974	i	(FNMA)	5.776	12/01/36	11,646
18,616,426	h	(FNMA)	6.500	12/01/36	19,298
10,509,723		(FNMA)	6.500	12/01/36	10,796
10,365,494	i	(FNMA)	6.033	02/01/37	10,599
39,202,310		(FNMA)	5.500	03/01/37	39,610
955,265		(FNMA)	6.500	03/01/37	990
13,984,062	h	(FNMA)	6.500	03/01/37	14,496
9,283,662		(FNMA)	7.000	04/01/37	9,752
59,922,722		(FNMA)	6.000	06/01/37	61,439
13,482,118		(FNMA)	6.000	07/01/37	13,823
6,500,000		(FNMA)	5.625	07/15/37	7,239
60,898,571		(FNMA)	6.000	08/01/37	61,830
12,912,698		(FNMA)	6.000	08/01/37	13,240
5,273,320		(FNMA)	6.500	08/01/37	5,466
17,068,354		(FNMA)	6.500	08/01/37	17,692
4,822,630		(FNMA)	6.000	09/01/37	4,945
5,930,269		(FNMA)	6.000	09/01/37	6,080
8,048,585		(FNMA)	6.000	09/01/37	8,252
7,594,636		(FNMA)	6.000	09/01/37	7,787
26,854,493		(FNMA)	6.000	09/01/37	27,265
12,627,308		(FNMA)	6.500	09/01/37	13,089
21,198,777		(FNMA)	6.500	09/01/37	21,973
10,365,452		(FNMA)	6.500	09/01/37	10,744
19,105,016		(FNMA)	6.500	09/01/37	19,803
27,150,970	i	(FNMA)	5.931	10/01/37	28,121
6,286,357		(FNMA)	6.000	10/01/37	6,445
32,820,576		(FNMA)	6.500	10/01/37	34,020
13,916,238		(FNMA)	7.000	11/01/37	14,618
28,021,349		(FNMA)	6.000	12/01/37	28,450
9,869,302		(FNMA)	5.500	01/01/38	9,972

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,752,360		(FNMA)	6.500%	01/01/38	$1,816
84,817,698	h	(FNMA)	5.500	02/01/38	85,703
19,957,879		(FNMA)	6.000	02/01/38	20,463
1,001,426		(FNMA)	6.500	02/01/38	1,038
7,994,534		(FNMA)	6.000	03/01/38	8,197
14,333,977		(FNMA)	6.500	03/01/38	14,858
2,003,749		(FNMA)	6.500	03/01/38	2,077
6,537,467		(FNMA)	6.500	03/01/38	6,776
4,598,964		(FNMA)	6.500	03/01/38	4,767
6,004,975		(FNMA)	7.000	03/01/38	6,308
9,479,996		(FNMA)	7.000	03/01/38	9,958
4,560,908		(FNMA)	7.000	03/01/38	4,791
75,000,000	h	(FNMA)	5.500	04/25/38	75,703
25,000,000		Government National Mortgage Association (GNMA)	5.000	05/01/08	24,945
14,086		(GNMA)	8.500	12/15/09	15
16,698		(GNMA)	8.500	12/15/09	17
41,102		(GNMA)	9.000	12/15/09	42
22,080		(GNMA)	8.500	01/15/10	23
7,600		(GNMA)	8.500	01/15/10	8
29,055		(GNMA)	9.000	06/15/16	32
5,961		(GNMA)	9.000	09/15/16	7
16,540		(GNMA)	9.000	09/15/16	18
22,040		(GNMA)	9.000	11/15/16	24
8,537		(GNMA)	9.000	12/15/16	9
11,765		(GNMA)	9.000	12/15/16	13
163,452		(GNMA)	9.500	12/15/16	181
13,456		(GNMA)	9.000	06/15/20	15
77,100		(GNMA)	8.000	06/15/24	84
126,063		(GNMA)	8.500	11/20/30	138
103,649		(GNMA)	8.500	12/20/30	114
2,658,173		(GNMA)	5.500	11/20/33	2,712
10,411,508		(GNMA)	5.500	03/20/35	10,615
6,727,590		(GNMA)	5.500	12/20/35	6,859
68,000,000	h	(GNMA)	5.500	04/15/38	69,317
		TOTAL MORTGAGE BACKED SECURITIES			2,983,084

MUNICIPAL BONDS - 0.14%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,070
9,150,000	i	State of Wisconsin	10.800	05/01/32	9,150
		TOTAL MUNICIPAL BONDS			11,220

U.S. TREASURY SECURITIES - 17.73%
272,505,000	d	United States Treasury Bond	8.000	11/15/21	384,360
58,400,000		United States Treasury Bond	5.250	02/15/29	65,823
3,861,000		United States Treasury Bond	5.375	02/15/31	4,466
677,000		United States Treasury Bond	4.500	02/15/36	699
1,945,000		United States Treasury Bond	4.750	02/15/37	2,092
14,398,000		United States Treasury Bond	5.000	05/15/37	16,107
222,414,093	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	227,609
47,130,949	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	50,636
16,000,000		United States Treasury Note	5.125	06/30/08	16,148
9,050,000		United States Treasury Note	4.875	10/31/08	9,232
14,500,000		United States Treasury Note	4.000	08/31/09	14,996
20,000,000		United States Treasury Note	2.125	01/31/10	20,170
1,000,000		United States Treasury Note	2.000	02/28/10	1,007
15,333,000		United States Treasury Note	2.875	01/31/13	15,629
364,738,000		United States Treasury Note	2.750	02/28/13	369,753

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 25,000,000		United States Treasury Note	2.500%	03/31/13	$25,037
117,452,000		United States Treasury Note	4.750	08/15/17	129,950
35,635,000		United States Treasury Note	4.250	11/15/17	38,021
33,705,000		United States Treasury Note	3.500	02/15/18	33,900
50,000,000	j	United States Treasury Strip Principal	6.375	08/15/27	20,757
		TOTAL U.S. TREASURY SECURITIES			1,446,392

		TOTAL GOVERNMENT BONDS			5,209,381
		(Cost $5,074,591)

		TOTAL BONDS			7,902,914
		(Cost $7,834,138)

SHARES

PREFERRED STOCKS - 0.84%

DEPOSITORY INSTITUTIONS - 0.03%
134,000		Bank of America Corp			2,913
		TOTAL DEPOSITORY INSTITUTIONS			2,913

NONDEPOSITORY INSTITUTIONS - 0.81%
556,160		Federal Home Loan Mortgage Corp (FHLMC)			13,571
2,176,309		Federal National Mortgage Association (FNMA)			52,340
		TOTAL NONDEPOSITORY INSTITUTIONS			65,911

		TOTAL PREFERRED STOCKS			68,824
		(Cost $71,662)

TIAA-CREF MUTUAL FUNDS - 0.05%

452,541	a	TIAA-CREF Institutional High Yield Fund II			4,204

		TOTAL TIAA-CREF MUTUAL FUNDS			4,204
		(Cost $4,261)
PRINCIPAL

SHORT-TERM INVESTMENTS - 6.77%

COMMERCIAL PAPER - 2.04%
$ 8,600,000		American Honda Finance Corp	0.000	04/15/08	8,590
12,000,000		Cafco LLC	0.000	04/02/08	11,998
12,000,000		Cargill Global Funding	0.000	04/02/08	11,998
6,400,000		Ciesco LLC	0.000	04/09/08	6,395
12,000,000		Coca-Cola Enterprises, Inc	0.000	04/01/08	11,999
12,000,000		Danske Corp	0.000	04/14/08	11,987
12,000,000		Eaton Corp	0.000	04/14/08	11,987
12,000,000		Edison Asset Securitization LLC	0.000	06/09/08	11,929
12,000,000		Govco LLC	0.000	05/23/08	11,946
12,000,000		JPMorgan Chase & Co	0.000	07/01/08	11,915
12,000,000		Kitty Hawk Funding Corp	0.000	04/01/08	11,999
12,000,000		Park Avenue Receivables Corp	0.000	04/15/08	11,984
12,000,000		Rabobank USA Financial Corp	0.000	04/09/08	11,991
7,850,000		UBS Finance (Delaware) LLC	0.000	06/05/08	7,811
12,000,000		Verizon Communications, Inc	0.000	04/01/08	11,999
		TOTAL COMMERCIAL PAPER			166,528

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 4.73%
$ 3,720,000		Federal Farm Credit Bank (FFCB)	0.000%	07/21/08	$3,697
17,470,000		Federal Home Loan Bank (FHLB)	0.000	04/01/08	17,470
54,923,000	d	(FHLB)	0.000	04/16/08	54,882
50,029,000		(FHLB)	0.000	04/18/08	49,986
9,340,000		(FHLB)	0.000	04/23/08	9,330
14,800,000	d	(FHLB)	0.000	04/25/08	14,782
8,950,000		(FHLB)	0.000	07/01/08	8,904
1,051,000		(FHLB)	0.000	10/24/08	1,039
46,200,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/29/08	46,135
45,992,000		(FHLMC)	0.000	05/09/08	45,905
31,013,000		(FHLMC)	0.000	05/16/08	30,943
50,000,000		Federal National Mortgage Association (FNMA)	0.000	05/07/08	49,910
51,300,000		(FNMA)	0.000	05/21/08	51,172
1,489,000		(FNMA)	0.000	08/01/08	1,479
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			385,634

		TOTAL SHORT-TERM INVESTMENTS			552,162
		(Cost $552,068)

		TOTAL PORTFOLIO - 104.51%			8,528,104
		(Cost $8,462,129)
		OTHER ASSETS & LIABILITIES, NET - (4.51%)			(368,340)

		NET ASSETS - 100.00%			$8,159,764

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	†	As provided by Moody's Investors Service (Unaudited).
	^	Amount represents less than $1,000.
	a	Affiliated Holding
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed
		delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $249,277,775 or 3.05% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2008.
	j	Zero coupon
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

At March 31, 2008, the net unrealized appreciation on investments was $65,975,139, consisting of gross unrealized appreciation of $178,286,288 and gross unrealized depreciation of $112,311,149.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the
Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2008 - MARCH 31, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2008	March 31, 2008

TIAA-CREF Institutional High Yield Fund II	$4,305,350	$ 81,833	$-	$-	$ 81,833	$-	452,541	$4,204,113
		$ 81,833	$-	$-	$ 81,833	$-	452,541	$4,204,113

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.01%

U.S. TREASURY SECURITIES - 99.01%
$ 383,484,471	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$417,249
249,005,302	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	256,709
201,821,382	k	United States Treasury Inflation Indexed Bond	2.375	01/15/27	220,301
110,310,300	k	United States Treasury Inflation Indexed Bond	1.750	01/15/28	109,354
258,373,348	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	335,038
296,863,599	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	401,299
78,455,505	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	103,022
174,505,856	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	189,339
408,344,030	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	417,883
175,311,645	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	193,870
255,064,922	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	274,035
97,099,409	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	109,305
201,455,748	k	United States Treasury Inflation Indexed Note	2.000	04/15/12	216,896
334,263,769	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	374,636
313,161,497	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	337,774
320,150,146	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	346,763
292,979,180	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	318,180
289,221,527	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	306,778
250,965,125	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	270,905
248,287,554	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	269,217
242,603,714	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	273,289
215,321,489	k	United States Treasury Inflation Indexed Note	2.375	01/15/17	240,319
194,901,186	k	United States Treasury Inflation Indexed Note	2.625	07/15/17	222,096
106,079,220	k	United States Treasury Inflation Indexed Note	1.625	01/15/18	111,391
		TOTAL U.S. TREASURY SECURITIES			6,315,648

		TOTAL GOVERNMENT BONDS			6,315,648
		(Cost $5,890,591)

SHORT-TERM INVESTMENTS - 0.25%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.25%
16,050,000		Federal Home Loan Bank (FHLB)	0.000	04/01/08	16,050
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			16,050

		TOTAL SHORT-TERM INVESTMENTS			16,050
		(Cost $16,050)

		TOTAL PORTFOLIO - 99.26%			6,331,698
		(Cost $5,906,641)
		OTHER ASSETS & LIABILITIES, NET - 0.74%			47,466

		NET ASSETS - 100.00%			$6,379,164

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At March 31, 2008, the net unrealized appreciation on investments was $425,057,603 consisting of gross
		unrealized appreciation of $426,804,837 and gross unrealized depreciation of $1,747,234.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

			MATURITY		VALUE
PRINCIPAL		RATE	DATE	RATING †	(000)

BONDS - 39.85%

CORPORATE BONDS - 14.49%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000	International Speedway Corp	5.40%	04/15/14	Baa2	$2,072
	TOTAL AMUSEMENT AND RECREATION SERVICES				2,072

ASSET BACKED - 3.39%
2,640,201	AmeriCredit Automobile Receivables Trust Series
	2006-AF (Class A3)	5.560	09/06/11	AAA	2,653
10,250,000	AmeriCredit Automobile Receivables Trust Series
	2006-AF (Class A4)	5.640	09/06/13	Aaa	10,383
5,000,000	AmeriCredit Automobile Receivables Trust Series
	2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,990
4,000,000	Capital One Auto Finance Trust Series 2007-B
	(Class A3A)	5.030	04/15/12	AAA	3,883
10,000,000	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	8,833
3,501,139	Chase Funding Loan Acquisition Trust Series 2004-
	OPT1 (Class M1)	3.169	06/25/34	Aa1	2,992
18,381,912	Chase Funding Mortgage Loan Asset-Backed
	Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	AAA	17,904
817,424	Chase Funding Mortgage Loan Asset-Backed
	Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	408
3,983,026	CIT Equipment Collateral Series 2005-VT1
	(Class A4)	4.360	11/20/12	Aaa	3,985
7,000,000	Citicorp Mortgage Securities, Inc Series 2006-1
	(Class A3)	5.706	07/25/36	Aaa	6,689
12,000,000	Citicorp Mortgage Securities, Inc Series 2006-2
	(Class A3)	5.563	09/25/36	Aaa	11,493
1,747,389	Countrywide Asset-Backed Certificates Series 2002-
	S2 (Class A5)	5.978	01/25/17	Aaa	1,703
5,000,000	Countrywide Asset-Backed Certificates Series 2007-
	S2 (Class A3)	5.813	05/25/37	AAA	3,640
802,518	Countrywide Home Equity Loan Trust Series 2004-B
	(Class 1A)	3.038	02/15/29	A3	562
4,597,835	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	4,592
12,000,000	Flagstar Home Equity Loan Trust Series 2007-1A
	(Class AF3)	5.781	01/25/35	AAA	9,814
3,500,000	GMAC Mortgage Corporation Loan Trust 2006-
	HLTV A3	5.590	10/25/29	A3	3,111
2,282,000	GMAC Mortgage Corporation Loan Trust 2006-
	HLTV A4	5.810	10/25/29	A3	1,669
10,000,000	Hertz Vehicle Financing LLC Series 2005-1A
	(Class A3)	5.010	02/25/11	AAA	9,661
2,500,000	Hertz Vehicle Financing LLC Series 2005-1A
	(Class A5)	5.080	11/25/11	AAA	2,302
3,635,000	Hertz Vehicle Financing LLC Series 2005-2A
	(Class A2)	4.930	02/25/10	AAA	3,591

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,431,902		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790%	03/20/36	Aaa	$1,408
3,847,012		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	3,847
4,000,000		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,415
21,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	21,494
16,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	16,263
2,538,337		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	AAA	2,558
20,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	20,501
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	8,068
2,707,775		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	2,822
3,200,642		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	3,194
16,000,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	AAA	16,196
8,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	AAA	8,672
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,076
3,250,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,147
2,777,951		Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	AAA	2,796
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	A3	3,571
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,067
200,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	78
5,700,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	A3	3,927
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	A3	5,899
18,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	A3	13,108
5,003,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	4,194
9,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	A3	6,535
4,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	A3	2,620
1,853,096	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	AAA	1,696
15,631,814	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	AAA	14,390
2,201,540	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,112
2,419,456	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.959	05/25/35	N/R	2,245
		TOTAL ASSET BACKED				295,757

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
4,375,000		Home Depot, Inc	5.250	12/16/13	BAA1	4,281

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,000,000		Lowe's Cos, Inc	8.250%	06/01/10	A1	$5,566
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				9,847

CHEMICALS AND ALLIED PRODUCTS - 0.25%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	1,011
2,150,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	2,153
3,150,000		Amgen, Inc	5.850	06/01/17	A2	3,148
965,000		Clorox Co	5.950	10/15/17	Baa2	966
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,674
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,775
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,506
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,921
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,588
		TOTAL CHEMICALS AND ALLIED PRODUCTS				21,742

COMMUNICATIONS - 0.45%
8,318,000		Alamosa Delaware, Inc	8.500	01/31/12	BAA3	7,507
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,282
1,000,000		AT&T, Inc	6.150	09/15/34	A2	960
700,000		AT&T, Inc	6.500	09/01/37	A2	692
700,000		AT&T, Inc	6.300	01/15/38	A2	677
3,632,310		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,855
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	2,719
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	1,820
4,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	4,163
5,000,000		Time Warner Cable, Inc	5.400	07/02/12	BAA2	4,913
2,500,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,393
2,500,000		Time Warner Cable, Inc	6.550	05/01/37	BAA2	2,360
1,400,000		Verizon Communications, Inc	6.400	02/15/38	A3	1,363
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	4,124
		TOTAL COMMUNICATIONS				38,828

DEPOSITORY INSTITUTIONS - 1.94%
1,300,000	g	Amsouth Bank	4.850	04/01/13	A2	1,255
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	1,013
5,000,000		Bank of America Corp	4.875	09/15/12	AA1	5,073
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,966
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,082
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,238
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,464
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,123
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	8,595
6,500,000		FIA Card Services NA	7.125	11/15/12	Baa2	7,206
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,132
5,000,000		Firstar Bank NA	7.125	12/01/09	AA2	5,336
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,989
2,500,000		Independence Community Bank Corp	4.900	09/23/10	A3	2,493
5,000,000	e	M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	4,991
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,643
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,311
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	5,049
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,349
1,250,000		National City Bank	7.250	07/15/10	N/R	1,265
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	8,679
5,000,000		NB Capital Trust IV	8.250	04/15/27	AA3	5,137
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	2,054
3,000,000		Popular North America, Inc	3.875	10/01/08	A3	2,989

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,000,000		Popular North America, Inc	5.650%	04/15/09	A3	$1,990
5,000,000		Regions Bank	6.450	06/26/37	A2	4,189
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,367
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,931
7,312,000		State Street Corp	7.650	06/15/10	A2	7,894
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,907
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,204
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,252
5,000,000		Wachovia Corp	5.300	10/15/11	Aa3	5,048
3,500,000	i	Wachovia Corp	7.980	12/30/49	A2	3,439
3,000,000		Washington Mutual Bank	5.650	08/15/14	Baa3	2,475
5,000,000		Webster Bank	5.875	01/15/13	A3	4,887
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,561
5,150,000		Wells Fargo & Co	5.625	12/11/17	Aa1	5,268
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,595
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,876
8,195,000		Western Financial Bank	9.625	05/15/12	Aa2	8,691
5,000,000	i	World Savings Bank FSB	2.910	09/16/09	Aa1	4,978
		TOTAL DEPOSITORY INSTITUTIONS				168,984

EATING AND DRINKING PLACES - 0.01%
1,250,000		McDonald's Corp	5.350	03/01/18	A3	1,265
		TOTAL EATING AND DRINKING PLACES				1,265

ELECTRIC, GAS, AND SANITARY SERVICES - 1.06%
3,510,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,148
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,959
5,000,000	h	Avista Corp	5.950	06/01/18	BAA2	5,007
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,859
5,000,000	g	Great River Energy	5.829	07/01/17	AAA	5,197
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,446
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,181
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,660
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,575
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,406
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,662
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,505
5,000,000		National Fuel Gas Co	6.000	03/01/09	Baa1	5,110
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	5,651
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,222
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,407
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,156
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,076
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,106
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,896
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	BAA3	5,200
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,091
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,753
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,763
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	AA3	5,349
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				92,385

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.11%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,621
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,614
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				9,235

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
FABRICATED METAL PRODUCTS - 0.07%
$ 2,000,000		Pentair, Inc	7.850%	10/15/09	BAA3	$2,059
4,000,000		Stanley Works	5.000	03/15/10	A2	4,137
		TOTAL FABRICATED METAL PRODUCTS				6,196

FOOD AND KINDRED PRODUCTS - 0.25%
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	5,239
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,735
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A3	6,337
535,000		Kraft Foods, Inc	6.125	02/01/18	BAA2	535
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,519
		TOTAL FOOD AND KINDRED PRODUCTS				21,365

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,332
		TOTAL FOOD STORES				5,332

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	4,161
		TOTAL FURNITURE AND FIXTURES				4,161

GENERAL BUILDING CONTRACTORS - 0.08%
3,000,000		Lennar Corp	5.125	10/01/10	Ba1	2,610
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,886
2,000,000		Ryland Group, Inc	5.375	05/15/12	Ba1	1,807
		TOTAL GENERAL BUILDING CONTRACTORS				7,303

GENERAL MERCHANDISE STORES - 0.02%
1,800,000		Target Corp	6.000	01/15/18	A2	1,843
		TOTAL GENERAL MERCHANDISE STORES				1,843

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,509
		TOTAL HEALTH SERVICES				1,509

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,588
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,563
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,961
2,000,000		Simon Property Group LP	5.250	12/01/16	A3	1,816
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	3,052
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				14,980

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.25%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,460
4,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	4,178
1,575,000		John Deere Capital Corp	5.350	04/03/18	N/R	1,570
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,974
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				22,182

INSTRUMENTS AND RELATED PRODUCTS - 0.32%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,475
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,802
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	2,798
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,677
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,428
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,074

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,750,000		Thermo Fisher Scientific, Inc	5.000%	06/01/15	Baa2	$1,660
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				27,914

INSURANCE CARRIERS - 0.87%
2,540,000		Aetna, Inc	6.625	06/15/36	A3	2,467
530,000		Aetna, Inc	6.750	12/15/37	A3	505
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,085
3,000,000	i	Chubb Corp	6.375	03/29/37	A3	2,794
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,209
3,000,000		First American Corp	5.700	08/01/14	Baa2	3,103
2,500,000	i	Hartford Life Global Funding Trusts	2.900	03/15/11	Aa3	2,480
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,573
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,285
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	5,003
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,166
5,000,000		Markel Corp	7.000	05/15/08	Baa3	5,022
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,091
3,300,000		Markel Corp	7.350	08/15/34	Baa3	3,404
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,310
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	5,172
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,515
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	AA3	3,582
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	AA2	2,625
1,036,000		Protective Life Corp	4.300	06/01/13	A3	1,008
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,467
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,436
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,505
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,479
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,253
		TOTAL INSURANCE CARRIERS				75,539

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	5,398
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,398

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	3,047
4,218,995	g	CVS Caremark Corp	5.298	01/11/27	Baa2	4,026
		TOTAL MISCELLANEOUS RETAIL				7,073

MOTION PICTURES - 0.16%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,626
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	5,965
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa1	2,056
		TOTAL MOTION PICTURES				13,647

NONDEPOSITORY INSTITUTIONS - 0.28%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa2	4,941
5,000,000	i	American Express Credit Corp	3.261	10/04/10	Aa3	4,725
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,773
2,500,000	i	Countrywide Financial Corp	3.602	05/07/12	BAA3	2,007
5,000,000		Kreditanstalt fuer Wiederaufbau	4.375	03/15/18	Aaa	5,115
3,500,000	g,i	Meridian Funding Co LLC	4.124	07/21/11	AAA	3,321
1,350,000		Residential Capital LLC	8.500	04/17/13	B2	655
		TOTAL NONDEPOSITORY INSTITUTIONS				24,537

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
OIL AND GAS EXTRACTION - 0.47%
$ 5,000,000		Apache Corp	5.250%	04/15/13	A3	$5,235
3,000,000		Apache Corp	6.000	01/15/37	A3	3,028
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	3,377
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	9,088
2,000,000		Equitable Resources, Inc	5.000	10/01/15	Baa1	1,838
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,213
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,599
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	2,071
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,434
		TOTAL OIL AND GAS EXTRACTION				40,883

OTHER MORTGAGE BACKED SECURITIES - 2.69%
6,000,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	N/R	5,900
10,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2004-4 (Class A6)	4.877	07/10/42	N/R	9,875
3,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.108	11/10/42	N/R	2,432
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.740	05/10/45	N/R	2,021
5,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	N/R	4,917
4,439,767		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	4,475
1,921,220		Bank of America Alternative Loan Trust Series 2004-
		8 (Class 3A1)	5.500	09/25/19	Aaa	1,840
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.457	03/11/39	N/R	4,082
5,375,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	N/R	5,326
3,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,894
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.465	04/12/38	Aaa	2,000
4,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	3,960
3,225,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	N/R	2,984
4,704,268		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	4,332
3,520,675		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	3,464
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.555	02/15/39	N/R	4,485
4,800,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,720
6,931,826	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	3.008	05/15/23	Aaa	6,528
5,551,070		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	Aaa	5,666
2,500,000	i	GE Capital Commercial Mortgage Corp Series 2005-
		C3 (Class A5)	4.979	07/10/45	N/R	2,426
21,000,000	h	Government National Mortgage Association
		(GNMA)	5.500	04/15/38	N/R	21,407
5,000,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	N/R	4,855

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	3.599%	05/03/18	Aaa	$10,010
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	2,971
5,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	4,945
1,997,209	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	AAA	2,004
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,007
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,888
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	AAA	4,009
11,520,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C3 (Class A4)	5.661	03/15/39	AAA	11,554
668,547		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	652
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	N/R	9,856
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	2,664
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.658	05/12/39	N/R	1,309
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.426	02/12/39	N/R	2,283
10,000,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	N/R	9,936
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	N/R	1,215
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.773	10/15/42	N/R	2,526
5,500,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	N/R	5,390
4,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	AAA	3,902
2,800,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	AAA	2,418
5,294,427		Residential Funding Mortgage Security I Series 2004-
		S5 (Class 2A1)	4.500	05/25/19	N/R	5,245
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	2,964
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	2,680
4,700,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	AAA	4,185
4,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	AAA	3,903
11,059,297		Wells Fargo Mortgage Backed Securities Trust Series
		2003-16 (Class 2A1)	4.500	12/25/18	N/R	10,935
2,605,219		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,545
3,959,535	i	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR4 (Class 1A1)	5.857	04/25/36	N/R	3,587
		TOTAL OTHER MORTGAGE BACKED SECURITIES				234,172

PAPER AND ALLIED PRODUCTS - 0.05%
4,100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	4,487
		TOTAL PAPER AND ALLIED PRODUCTS				4,487

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
PETROLEUM AND COAL PRODUCTS - 0.09%
$ 6,500,000		Sunoco, Inc	4.875%	10/15/14	Baa2	$6,476
1,500,000		Valero Energy Corp	6.625	06/15/37	BAA3	1,434
		TOTAL PETROLEUM AND COAL PRODUCTS				7,910

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,552
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,552

PRINTING AND PUBLISHING - 0.07%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,600
3,000,000		EW Scripps Co	4.300	06/30/10	A2	3,103
		TOTAL PRINTING AND PUBLISHING				5,703

RAILROAD TRANSPORTATION - 0.13%
1,440,000		CSX Corp	6.150	05/01/37	BAA3	1,268
1,900,000		CSX Transportation, Inc	7.820	04/01/11	A1	2,153
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,289
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,368
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	362
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	362
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	362
		TOTAL RAILROAD TRANSPORTATION				11,164

REAL ESTATE - 0.01%
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	650
		TOTAL REAL ESTATE				650

SECURITY AND COMMODITY BROKERS - 0.21%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,464
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,599
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	1,998
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,919
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	930
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	4,018
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,824
		TOTAL SECURITY AND COMMODITY BROKERS				18,752

SOCIAL SERVICES - 0.13%
2,000,000		American National Red Cross	5.392	11/15/12	N/R	2,133
4,000,000		American National Red Cross	5.567	11/15/17	N/R	4,305
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,273
		TOTAL SOCIAL SERVICES				11,711

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,500,000		3M Co	6.375	02/15/28	AA1	2,769
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	1,013
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,056
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,838

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,072
5,000,000	i	JetBlue Airways Corp	3.515	11/15/16	N/R	4,287
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,799
		TOTAL TRANSPORTATION BY AIR				10,158

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
TRANSPORTATION EQUIPMENT - 0.06%
$ 3,589,621	g	Southern Capital Corp	5.700%	06/30/22	AAA	$3,915
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,068
		TOTAL TRANSPORTATION EQUIPMENT				4,983

TRANSPORTATION SERVICES - 0.02%
1,653,299	g	GATX Corp	5.697	01/02/25	A3	1,574
		TOTAL TRANSPORTATION SERVICES				1,574

TRUCKING AND WAREHOUSING - 0.06%
1,360,000	i	United Parcel Service of America, Inc	8.375	04/01/30	Aa2	1,737
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aa2	3,236
		TOTAL TRUCKING AND WAREHOUSING				4,973

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	3,093
		TOTAL WHOLESALE TRADE-DURABLE GOODS				3,093

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,402
3,750,000		Procter & Gamble Co	5.550	03/05/37	Aa3	3,744
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,886
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,256
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				16,288

		TOTAL CORPORATE BONDS				1,262,985
		(Cost $1,287,042)

GOVERNMENT BONDS - 25.36%

AGENCY SECURITIES - 1.63%
3,720,607		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	4,029
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,670
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	12/21/12	Aaa	2,077
3,000,000		(FHLMC)	3.500	05/29/13	Aaa	3,020
8,500,000		(FHLMC)	5.750	06/27/16	Aa2	9,358
16,000,000		(FHLMC)	5.125	11/17/17	Aaa	17,162
12,840,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	12,986
12,500,000		(FNMA)	5.375	06/12/17	Aaa	13,728
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	2,178
4,116,291		New Valley Generation II	5.572	05/01/20	Aaa	4,418
3,931,145		New Valley Generation III	4.929	01/15/21	N/R	3,933
469,514		New Valley Generation III	4.687	01/15/22	Aaa	504
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	12,214
2,500,000	j,m	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,819
2,478,261	m	Overseas Private Investment Corp	5.410	12/15/11	N/R	2,601
5,420,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,626
2,790,704		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,890
6,776,148		Overseas Private Investment Corp	3.740	04/15/15	N/R	7,071
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,697
6,085,000		Private Export Funding Corp	4.974	08/15/13	Aaa	6,550
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	AAA	5,486
7,325,571	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,794
		TOTAL AGENCY SECURITIES				141,811

FOREIGN GOVERNMENT BONDS - 0.87%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,551
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aaa	2,928

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,000,000		European Investment Bank	4.875	02/15/36	Aaa	$2,016
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	5,118
6,082,000		Hydro Quebec	8.400%	01/15/22	Aa2	8,321
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,380
2,850,000	e	Italy Government International Bond	5.375	06/12/17	N/R	3,149
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,404
10,000,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	10,714
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	5,283
7,500,000		Province of Ontario Canada	2.750	02/22/11	Aa1	7,505
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,703
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	12,047
		TOTAL FOREIGN GOVERNMENT BONDS				76,119

MORTGAGE BACKED SECURITIES - 15.30%
1,294,672		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,348
6,000,000		(FHLMC)	5.000	06/15/29		6,142
2,045,466		(FHLMC)	6.000	12/15/30		2,077
9,000,000		(FHLMC)	5.000	06/15/31		9,064
7,000,000		(FHLMC)	5.500	05/15/33		7,122
5,018,694		(FHLMC)	4.500	09/15/35		5,003
5,346,326	i	(FHLMC)	5.075	02/01/36		5,365
8,667,795	i	(FHLMC)	5.790	07/01/36		8,868
3,776,142	i	(FHLMC)	5.005	09/01/36		3,796
17,217,325	i	(FHLMC)	6.119	09/01/36		17,600
10,457,626	i	(FHLMC)	5.724	02/01/37		10,652
14,781,401	i	(FHLMC)	5.672	03/01/37		15,044
19,181,338	i	(FHLMC)	5.790	03/01/37		19,488
11,183,100	i	(FHLMC)	5.885	04/01/37		11,945
19,956,567	i	(FHLMC)	5.734	06/01/37		20,310
8,295,616	i	(FHLMC)	5.903	08/01/37		8,447
14,736,821	i	(FHLMC)	5.860	09/01/37		14,952
116,577		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		119
500,791		(FGLMC)	6.500	12/01/16		525
855,716		(FGLMC)	6.000	12/01/17		883
5,440,043		(FGLMC)	4.500	10/01/18		5,433
6,461,016		(FGLMC)	4.500	11/01/18		6,453
7,266,721		(FGLMC)	4.500	11/01/18		7,257
8,037,840		(FGLMC)	4.500	01/01/19		8,017
3,431,918	d	(FGLMC)	5.500	01/01/19		3,519
3,217,813		(FGLMC)	5.000	02/01/19		3,261
553,157		(FGLMC)	4.500	07/01/20		551
534,205	d	(FGLMC)	7.000	10/01/20		567
18,439,617		(FGLMC)	4.500	06/01/21		18,365
5,013,391		(FGLMC)	4.500	06/01/21		4,993
30,871		(FGLMC)	7.000	05/01/23		33
237,272	d	(FGLMC)	8.000	01/01/31		258
4,141,189	h	(FGLMC)	4.500	07/01/33		4,001
6,124,513		(FGLMC)	5.500	09/01/33		6,205
4,980,960		(FGLMC)	5.500	09/01/33		5,046
14,161,917		(FGLMC)	5.500	12/01/33		14,354
23,177,534		(FGLMC)	7.000	12/01/33		24,613
14,774,672		(FGLMC)	5.000	01/01/34		14,672
2,237,835		(FGLMC)	5.500	12/01/34		2,265
15,854,906	d	(FGLMC)	4.500	04/01/35		15,299
1,089,672		(FGLMC)	6.000	05/01/35		1,120
1,722,266		(FGLMC)	6.000	05/01/35		1,770

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,713,925		(FGLMC)	6.000%	05/01/35	$2,788
1,095,343		(FGLMC)	6.000	05/01/35	1,125
1,383,723		(FGLMC)	6.000	05/01/35	1,422
2,590,370		(FGLMC)	6.000	05/01/35	2,661
6,430,834		(FGLMC)	7.000	05/01/35	6,829
2,565,982		(FGLMC)	5.500	06/01/35	2,596
2,878,063		(FGLMC)	6.000	08/01/35	2,957
2,661,664		(FGLMC)	4.500	09/01/35	2,567
7,502,787		(FGLMC)	4.500	09/01/35	7,236
6,199,339		(FGLMC)	4.500	09/01/35	5,979
12,965,067		(FGLMC)	5.000	09/01/35	12,858
2,848,493		(FGLMC)	5.000	10/01/35	2,825
3,222,136		(FGLMC)	5.000	11/01/35	3,195
1,006,452		(FGLMC)	4.500	12/01/35	971
2,211,546		(FGLMC)	7.000	01/01/36	2,337
10,067,742		(FGLMC)	5.500	04/01/36	10,179
754,503		(FGLMC)	6.500	05/01/36	783
3,319,470		(FGLMC)	6.500	10/01/36	3,446
1,439,163		(FGLMC)	6.500	12/01/36	1,481
17,371,198		(FGLMC)	5.500	01/01/37	17,562
9,693,002		(FGLMC)	5.500	04/01/37	9,797
24,186,788		(FGLMC)	5.500	05/01/37	24,447
7,873,267		(FGLMC)	6.000	08/01/37	8,081
4,577,749		(FGLMC)	6.000	09/01/37	4,698
33,440		Federal National Mortgage Association (FNMA)	7.500	06/01/11	35
26,914		(FNMA)	8.000	07/01/11	28
5,429		(FNMA)	7.500	08/01/11	6
7,577		(FNMA)	7.500	09/01/11	8
791		(FNMA)	7.500	10/01/11	1
22,845		(FNMA)	7.500	10/01/11	24
3,800		(FNMA)	7.500	10/01/11	4
191,988		(FNMA)	7.000	04/01/12	202
10,368		(FNMA)	6.500	09/01/12	11
145,405		(FNMA)	5.000	06/01/13	149
2,793,899		(FNMA)	4.440	07/01/13	2,789
3,894,227		(FNMA)	4.020	08/01/13	3,839
2,433,311		(FNMA)	4.556	05/01/14	2,445
4,295,985		(FNMA)	4.265	06/01/14	4,222
3,111,553		(FNMA)	4.530	10/01/14	3,100
11,510		(FNMA)	8.500	11/01/14	12
376,913		(FNMA)	6.500	10/01/16	396
1,441,871	d	(FNMA)	6.500	04/01/17	1,512
653,773		(FNMA)	6.500	02/01/18	685
2,647,817		(FNMA)	5.500	03/01/18	2,716
537,998	d	(FNMA)	5.500	04/01/18	552
65,481		(FNMA)	5.500	05/01/18	67
12,233,453		(FNMA)	5.500	11/01/18	12,550
5,153,689		(FNMA)	5.000	12/01/18	5,227
4,175,821		(FNMA)	5.000	01/01/19	4,235
581,657		(FNMA)	6.000	01/01/19	602
595,668		(FNMA)	6.000	02/01/19	617
600,000		(FNMA)	4.000	02/25/19	580
259,751		(FNMA)	4.500	03/01/19	259
5,942,960		(FNMA)	5.000	03/01/19	6,020
771,401		(FNMA)	4.500	05/01/19	770
6,453,883	h	(FNMA)	4.500	03/01/23	6,424

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 50,419		(FNMA)	8.000%	03/01/23	$55
9,000,000	h	(FNMA)	4.500	04/25/23	8,949
318,577		(FNMA)	5.000	01/01/24	320
949,404		(FNMA)	5.500	02/01/24	967
143,593		(FNMA)	8.000	07/01/24	156
27,048,579	d	(FNMA)	5.000	10/01/25	27,100
11,444,477		(FNMA)	6.000	03/01/32	11,830
570,879		(FNMA)	5.000	02/01/33	567
5,181,378		(FNMA)	4.500	03/25/33	5,196
1,117,205		(FNMA)	5.500	06/01/33	1,131
1,627,365		(FNMA)	5.500	07/01/33	1,648
2,717,710		(FNMA)	4.500	08/01/33	2,627
1,541,142		(FNMA)	5.000	08/01/33	1,530
2,554,494		(FNMA)	6.000	08/01/33	2,630
6,000,000		(FNMA)	5.500	08/25/33	6,135
382,397		(FNMA)	4.500	09/01/33	370
1,798,560		(FNMA)	5.000	10/01/33	1,785
1,724,418		(FNMA)	5.000	10/01/33	1,712
2,188,103		(FNMA)	5.000	11/01/33	2,172
1,966,278		(FNMA)	5.500	11/01/33	1,991
2,248,905		(FNMA)	5.500	11/01/33	2,278
2,949,396		(FNMA)	5.500	11/01/33	2,987
3,513,209		(FNMA)	5.500	11/01/33	3,558
2,393,838		(FNMA)	5.500	11/01/33	2,424
1,296,077		(FNMA)	5.500	12/01/33	1,313
683,360		(FNMA)	5.500	12/01/33	692
457,968		(FNMA)	5.500	12/01/33	464
1,818,491		(FNMA)	5.500	01/01/34	1,842
235,732		(FNMA)	7.000	01/01/34	250
755,910		(FNMA)	5.000	03/01/34	750
1,646,951		(FNMA)	5.000	03/01/34	1,635
652,486		(FNMA)	5.000	03/01/34	648
8,956,991		(FNMA)	5.000	03/01/34	8,890
581,179		(FNMA)	5.000	03/01/34	577
11,000,000		(FNMA)	6.500	03/01/34	11,371
5,027,741		(FNMA)	5.000	04/01/34	4,987
1,408,198		(FNMA)	4.500	05/01/34	1,360
75,916		(FNMA)	4.500	05/01/34	73
65,449		(FNMA)	4.500	05/01/34	63
68,652		(FNMA)	4.500	06/01/34	66
101,777		(FNMA)	4.500	06/01/34	98
64,379		(FNMA)	4.500	06/01/34	62
274,222		(FNMA)	4.500	06/01/34	265
212,136		(FNMA)	4.500	07/01/34	205
64,099		(FNMA)	4.500	07/01/34	62
182,783		(FNMA)	4.500	07/01/34	177
1,776,802		(FNMA)	4.500	08/01/34	1,716
112,582		(FNMA)	4.500	08/01/34	109
22,818,457		(FNMA)	5.000	08/01/34	22,645
79,025		(FNMA)	4.500	09/01/34	76
5,000,000		(FNMA)	5.500	10/25/34	4,987
13,559,630		(FNMA)	5.000	11/01/34	13,458
13,593,089		(FNMA)	5.500	01/01/35	13,756
4,126,243		(FNMA)	5.500	01/01/35	4,176
24,799,203	d	(FNMA)	5.500	02/01/35	25,097
29,754,912		(FNMA)	5.500	02/01/35	30,134
5,550,532		(FNMA)	5.000	02/25/35	5,670

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 934,963	d	(FNMA)	5.500%	03/01/35	$946
2,415,773		(FNMA)	5.500	04/01/35	2,444
16,527,614		(FNMA)	5.500	04/01/35	16,726
2,394,350		(FNMA)	5.500	04/01/35	2,422
3,254,936		(FNMA)	5.500	04/01/35	3,292
11,597,681		(FNMA)	5.500	04/01/35	11,731
29,693,260		(FNMA)	5.500	04/01/35	30,035
4,642,287		(FNMA)	5.500	05/01/35	4,696
1,210,601		(FNMA)	5.500	05/01/35	1,224
841,772		(FNMA)	5.500	05/01/35	851
927,298		(FNMA)	5.500	05/01/35	938
5,434,131		(FNMA)	6.000	05/01/35	5,577
4,073,988		(FNMA)	5.500	06/01/35	4,121
3,152,375		(FNMA)	5.500	06/01/35	3,189
3,063,649		(FNMA)	5.500	06/01/35	3,099
281,701		(FNMA)	7.500	06/01/35	301
830,389		(FNMA)	6.000	07/01/35	852
8,185,344		(FNMA)	5.000	09/01/35	8,113
17,824,077		(FNMA)	5.500	09/01/35	18,051
11,372,120		(FNMA)	4.000	10/01/35	10,714
5,993,697		(FNMA)	5.000	10/01/35	5,941
12,772,351		(FNMA)	5.500	10/01/35	12,919
8,185,124		(FNMA)	5.500	11/01/35	8,279
3,468,213	i	(FNMA)	5.728	02/01/36	3,543
1,617,474		(FNMA)	6.500	02/01/36	1,678
1,788,207		(FNMA)	6.500	02/01/36	1,854
4,070,516		(FNMA)	5.500	04/01/36	4,117
10,086,741	i	(FNMA)	5.777	06/01/36	10,317
5,505,656	i	(FNMA)	5.961	07/01/36	5,629
35,371,323	i	(FNMA)	5.741	09/01/36	36,039
4,316,718	h	(FNMA)	6.500	09/01/36	4,475
8,216,306		(FNMA)	6.000	10/01/36	8,426
7,112,467	i	(FNMA)	5.776	12/01/36	7,229
9,566,389	h	(FNMA)	6.500	12/01/36	9,917
5,953,930		(FNMA)	6.500	12/01/36	6,116
32,946,070	i	(FNMA)	5.877	01/01/37	33,528
9,361,284	i	(FNMA)	6.033	02/01/37	9,572
2,582,385		(FNMA)	7.000	02/01/37	2,713
9,869,434		(FNMA)	5.500	03/01/37	9,972
7,117,569	h	(FNMA)	6.500	03/01/37	7,378
1,856,733		(FNMA)	7.000	04/01/37	1,950
13,564,927		(FNMA)	6.000	06/01/37	13,908
5,401,245		(FNMA)	6.000	07/01/37	5,538
6,150,000		(FNMA)	5.625	07/15/37	6,849
12,370,022		(FNMA)	6.000	08/01/37	12,559
6,917,517		(FNMA)	6.000	08/01/37	7,093
1,580,403		(FNMA)	6.500	08/01/37	1,638
2,325,031		(FNMA)	6.500	08/01/37	2,410
4,311,742		(FNMA)	6.000	09/01/37	4,421
2,583,553		(FNMA)	6.000	09/01/37	2,649
3,176,930		(FNMA)	6.000	09/01/37	3,257
4,068,555		(FNMA)	6.000	09/01/37	4,172
23,755,539		(FNMA)	6.000	09/01/37	24,119
3,974,771		(FNMA)	6.500	09/01/37	4,120
1,169,199		(FNMA)	6.500	09/01/37	1,212
1,943,523		(FNMA)	6.500	09/01/37	2,015
3,582,190		(FNMA)	6.500	09/01/37	3,713

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,526,549	i	(FNMA)	5.931%	10/01/37	$2,617
3,367,692		(FNMA)	6.000	10/01/37	3,453
16,719,288		(FNMA)	6.500	10/01/37	17,330
7,114,772		(FNMA)	7.000	11/01/37	7,473
13,527,548		(FNMA)	6.000	12/01/37	13,735
7,895,442		(FNMA)	5.500	01/01/38	7,978
467,598		(FNMA)	6.500	01/01/38	485
266,769		(FNMA)	6.500	02/01/38	277
1,226,121		(FNMA)	6.500	03/01/38	1,271
534,769		(FNMA)	6.500	03/01/38	554
1,742,893		(FNMA)	6.500	03/01/38	1,807
3,822,349		(FNMA)	6.500	03/01/38	3,962
4,197,253		(FNMA)	7.000	03/01/38	4,409
2,019,265		(FNMA)	7.000	03/01/38	2,121
2,658,269		(FNMA)	7.000	03/01/38	2,792
15,000,000		Government National Mortgage Association (GNMA)	5.000	05/01/34	14,967
17,929		(GNMA)	8.500	10/15/09	19
3,925		(GNMA)	8.500	12/15/09	4
39,741		(GNMA)	9.000	12/15/09	40
4,625,996		(GNMA)	6.250	12/15/11	4,778
3,910,408		(GNMA)	5.220	04/15/15	4,014
140,458		(GNMA)	9.000	12/15/17	153
91,111		(GNMA)	8.000	06/15/22	100
50,790		(GNMA)	6.500	08/15/23	53
13,693		(GNMA)	6.500	08/15/23	14
14,650		(GNMA)	6.500	09/15/23	15
10,000,000		(GNMA)	4.500	11/16/29	9,977
11,728,551		(GNMA)	4.385	08/16/30	11,838
393,943		(GNMA)	6.500	05/20/31	412
159,538		(GNMA)	5.000	06/20/33	159
4,202,610		(GNMA)	5.500	09/15/33	4,296
2,169,990		(GNMA)	5.500	11/20/33	2,214
154,928		(GNMA)	5.000	03/20/34	154
2,719,326		(GNMA)	5.000	06/20/34	2,712
261,731		(GNMA)	5.000	07/20/34	261
1,928,501		(GNMA)	5.000	02/20/35	1,923
8,388,892		(GNMA)	5.000	03/20/35	8,364
1,952,158		(GNMA)	5.500	03/20/35	1,990
10,548,684		(GNMA)	5.500	12/20/35	10,755
		TOTAL MORTGAGE BACKED SECURITIES			1,333,564

MUNICIPAL BONDS - 1.26%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,933
2,115,000		Atlanta Urban Residential Finance Authority	5.068	12/01/11	2,157
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,847
1,000,000		Bellevue Community Schools	4.630	05/01/10	1,007
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,474
3,000,000		City of Chicago IL	5.200	01/01/09	3,031
4,000,000		City of Dallas TX	5.078	02/15/22	3,993
1,500,000		City of Dallas TX	5.195	02/15/35	1,492
985,000		City of Eugene OR	6.320	08/01/22	1,069
5,000,000		City of New York NY	4.500	06/01/15	4,985
1,055,000	j	City of Oakland CA	0.000	12/15/11	914
1,075,000		County of Harnett NC	5.150	05/01/12	1,097
2,860,000		County of Mercer NJ	5.380	02/01/17	2,934
585,000		County of Sacramento CA	6.875	08/15/08	592
4,000,000	i	District of Columbia Water & Sewer Authority	7.000	10/01/29	4,000

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,680,000		Douglas County Public Utility District No 1 Wells
		Hydroelectric	5.112%	09/01/18	$1,655
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,492
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,470
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,963
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,015
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,372
4,235,000		LL & P Wind Energy, Inc	5.217	12/01/12	4,304
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,941
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	1,015
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,280
3,185,000		New York City Housing Development Corp	4.660	11/01/10	3,206
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,229
4,130,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,214
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,519
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,621
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18	1,134
5,570,000		State of Illinois	4.350	06/01/18	5,475
975,000		State of New Jersey	6.450	02/01/18	998
3,265,000		State of Texas	4.900	08/01/20	3,255
5,660,000		State of Washington	5.050	01/01/18	5,742
1,033,000		State of Wisconsin	5.700	05/01/26	1,092
4,400,000	i	State of Wisconsin	10.800	05/01/32	4,400
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,612
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,801
		TOTAL MUNICIPAL BONDS			109,330

U.S. TREASURY SECURITIES - 6.30%
45,000,000		United States Treasury Bond	8.000	11/15/21	63,471
13,700,000		United States Treasury Bond	5.250	02/15/29	15,442
8,176,000		United States Treasury Bond	5.375	02/15/31	9,456
3,550,000		United States Treasury Bond	4.500	02/15/36	3,667
14,193,000		United States Treasury Bond	4.750	02/15/37	15,265
6,852,000		United States Treasury Bond	5.000	05/15/37	7,665
84,554,118	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	86,529
34,402,424	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	36,961
53,987,000		United States Treasury Note	2.875	01/31/13	55,029
107,545,000		United States Treasury Note	2.750	02/28/13	109,024
15,000,000		United States Treasury Note	2.500	03/31/13	15,022
82,815,000		United States Treasury Note	4.750	08/15/17	91,627
11,725,000		United States Treasury Note	4.250	11/15/17	12,510
16,465,000		United States Treasury Note	3.500	02/15/18	16,560
25,000,000	j	United States Treasury Strip Principal		08/15/27	10,379
		TOTAL U.S. TREASURY SECURITIES			548,607

		TOTAL GOVERNMENT BONDS			2,209,431
		(Cost $2,153,266)

		TOTAL BONDS			3,472,416
		(Cost $3,440,308)

PREFERRED STOCKS - 0.44%

COMMUNICATIONS - 0.05%
200,000	e	Telephone & Data Systems, Inc			4,172
		TOTAL COMMUNICATIONS			4,172

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
DEPOSITORY INSTITUTIONS - 0.02%
84,000	e	Bank of America Corp	6.204%	12/30/49	$1,826
		TOTAL DEPOSITORY INSTITUTIONS			1,826

NONDEPOSITORY INSTITUTIONS - 0.37%
275,500		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	6,722
1,056,027		Federal National Mortgage Association (FNMA)	8.250	12/30/49	25,398
		TOTAL NONDEPOSITORY INSTITUTIONS			32,120

		TOTAL PREFERRED STOCKS			38,118
		(Cost $40,454)

COMMON STOCKS - 58.97%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
4,200	e*	Chiquita Brands International, Inc			97
		TOTAL AGRICULTURAL PRODUCTION-CROPS			97

AGRICULTURAL SERVICES - 0.01%
20,900		Yara International ASA			1,209
		TOTAL AGRICULTURAL SERVICES			1,209

AMUSEMENT AND RECREATION SERVICES - 0.43%
118,165	*	Activision, Inc			3,227
11,813		International Speedway Corp (Class A)			487
1,083,838	*	Walt Disney Co			34,011
		TOTAL AMUSEMENT AND RECREATION SERVICES			37,725

APPAREL AND ACCESSORY STORES - 0.35%
29,055	e	American Eagle Outfitters, Inc			509
31,689	e	Bebe Stores, Inc			341
3,300	e	Buckle, Inc			148
2,700	*	Cache, Inc			30
3,931	e*	Casual Male Retail Group, Inc			17
14,700	e	Cato Corp (Class A)			220
1,800	*	Charlotte Russe Holding, Inc			31
67,100	*	Chico's FAS, Inc			477
3,400	e	Christopher & Banks Corp			34
3,973	e*	Dress Barn, Inc			51
13,600		Fast Retailing Co Ltd			1,199
2,586	e	Finish Line, Inc (Class A)			12
66,092		Foot Locker, Inc			778
337,846		Gap, Inc			6,649
56,400		Hennes & Mauritz AB (B Shares)			3,465
45,790		Inditex S.A.			2,544
3,200	e*	Jo-Ann Stores, Inc			47
126,637	*	Kohl's Corp			5,431
191,690	*	Limited Brands, Inc			3,278
94,336	e	Nordstrom, Inc			3,075
53,794		Ross Stores, Inc			1,612
1,800	e*	Shoe Carnival, Inc			24
14,007		Stage Stores, Inc			227
		TOTAL APPAREL AND ACCESSORY STORES			30,199

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
4,650	*	Gymboree Corp			185

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
48,054	e	Liz Claiborne, Inc	$872
13,858	e	Polo Ralph Lauren Corp	808
30,938		VF Corp	2,398
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,263

AUTO REPAIR, SERVICES AND PARKING - 0.04%
32,000		Aisin Seiki Co Ltd	1,194
78,995	e*	Hertz Global Holdings, Inc	953
12,955		Ryder System, Inc	789
12,800	*	Wright Express Corp	393
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,329

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,550		Advance Auto Parts	189
18,804	*	Autozone, Inc	2,141
41,236	e*	Carmax, Inc	801
14,532	*	Copart, Inc	563
224,757		Inchcape plc	1,793
3,300	e*	Rush Enterprises, Inc (Class A)	52
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,539

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.48%
15,910	e	Fastenal Co	731
936,448		Home Depot, Inc	26,192
599,701		Lowe's Cos, Inc	13,757
45,129		Travis Perkins plc	960
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	41,640

BUSINESS SERVICES - 3.08%
197,100	*	3Com Corp	451
600	e*	Acacia Research (Acacia Technologies)	3
191,193		Accenture Ltd (Class A)	6,724
33,058		Adecco S.A.	1,909
4,500	e	Administaff, Inc	106
179,307	*	Adobe Systems, Inc	6,382
6,100	*	Amdocs Ltd	173
49,392	e*	Ariba, Inc	477
225,855	*	Art Technology Group, Inc	876
64,572	*	Autodesk, Inc	2,033
425,046		Automatic Data Processing, Inc	18,018
87,109		Autostrade S.p.A.	2,634
120,133	*	BEA Systems, Inc	2,301
52,912	e*	BearingPoint, Inc	89
28,902	*	Blue Coat Systems, Inc	637
3,170		Brink's Co	213
18,310	e*	Cerner Corp	683
29,200	e*	Ciber, Inc	143
78,154		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,156
40,747	*	CMGI, Inc	540
72,373	e*	CNET Networks, Inc	514
76,913	e*	Cogent Communications Group, Inc	1,408
39,918	e*	Cogent, Inc	376
4,800	e	Cognex Corp	105
59,876		Computershare Ltd	479
89,838	*	Compuware Corp	659
62,344	*	Convergys Corp	939
6,200	*	CSG Systems International, Inc	71

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
61,169		Dassault Systemes S.A.	$3,552
28,900		Deluxe Corp	555
7,233	e*	Digital River, Inc	224
52,219	e*	DST Systems, Inc	3,433
15,200	e*	Earthlink, Inc	115
391,126	*	eBay, Inc	11,671
102,661	*	Electronic Arts, Inc	5,125
14,287	e*	Equinix, Inc	950
90,783	e*	Expedia, Inc	1,987
207,857		Experian Group Ltd	1,514
24,000	e	Fair Isaac Corp	517
117,799	*	Fiserv, Inc	5,665
8,443	e*	Gartner, Inc	163
12,500	*	Getty Images, Inc	400
65,377	*	Google, Inc (Class A)	28,797
306,476		Group 4 Securicor plc	1,385
62,958		Hays plc	143
2,800	*	Hudson Highland Group, Inc	24
2,600	*	iGate Corp	19
97,701		IMS Health, Inc	2,053
47,677	*	Informatica Corp	813
3,920		infoUSA, Inc	24
208,450	e*	Innovative Solutions & Support, Inc	2,203
42,117	e*	Internap Network Services Corp	209
2,232	*	Interwoven, Inc	24
111,363	*	Intuit, Inc	3,008
43,824	e*	Ipass, Inc	132
43,472	*	Iron Mountain, Inc	1,149
50,890		Jack Henry & Associates, Inc	1,255
45,100		JSR Corp	1,020
3,011	*	Kforce, Inc	27
25,263	e*	Kinetic Concepts, Inc	1,168
31,706	e*	Lamar Advertising Co (Class A)	1,139
53,370	e*	Lionbridge Technologies	179
20,016		Manpower, Inc	1,126
15,736	e	Marchex, Inc (Class B)	157
40,363	e	Mastercard, Inc (Class A)	9,001
2,860,840		Microsoft Corp	81,191
50,820	e	MoneyGram International, Inc	95
36,742	*	Monster Worldwide, Inc	890
165,999	e	NIC, Inc	1,180
165,374	*	Novell, Inc	1,040
208,514		Omnicom Group, Inc	9,212
3,300	e*	Online Resources Corp	32
14,360	*	Parametric Technology Corp	229
16,200	e	Pegasystems, Inc	156
13,870	*	Premiere Global Services, Inc	199
29,965		Public Power Corp	1,310
1,500	e*	Radisys Corp	15
45,939	e*	RealNetworks, Inc	263
61,756		Robert Half International, Inc	1,590
26,437	e*	Salesforce.com, Inc	1,530
92,740	e*	Sapient Corp	645
51,100		Secom Co Ltd	2,481
51,141	e*	Smith Micro Software, Inc	313
23,695	e*	Sohu.com, Inc	1,069
28,120	*	SonicWALL, Inc	230

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
222,719	e*	Sonus Networks, Inc	$766
40,437	*	Spherion Corp	247
318,417	*	Sun Microsystems, Inc	4,945
4,800	*	Sybase, Inc	126
1,300	*	SYKES Enterprises, Inc	23
444,520	*	Symantec Corp	7,388
17,284	e*	TeleTech Holdings, Inc	388
35,400	e*	TIBCO Software, Inc	253
700	e*	Tiens Biotech Group USA, Inc	1
127,382		Total System Services, Inc	3,014
29,020	e*	TradeStation Group, Inc	247
14,060	e*	Travelzoo, Inc	155
85,047	*	Unisys Corp	377
21,267	e	United Online, Inc	225
14,696	*	United Rentals, Inc	277
32,414	e*	Vasco Data Security International	443
94,223	e*	VeriSign, Inc	3,132
2,100	e*	Volt Information Sciences, Inc	36
120,533		WPP Group plc	1,438
		TOTAL BUSINESS SERVICES	268,176

CHEMICALS AND ALLIED PRODUCTS - 6.02%
11,000		Agrium, Inc	683
71,002		Air Liquide	10,825
221,936		Air Products & Chemicals, Inc	20,418
13,170		Alberto-Culver Co	361
7,040	*	Alexion Pharmaceuticals, Inc	417
6,874	e*	Alkermes, Inc	82
500	e*	AMAG Pharmaceuticals, Inc	20
522,030	*	Amgen, Inc	21,810
14,752	e*	Arena Pharmaceuticals, Inc	101
4,001	e*	Array Biopharma, Inc	28
10,000		Asahi Kasei Corp	52
114,500		Astellas Pharma, Inc	4,434
178,896		AstraZeneca plc	6,689
21,108	e*	Auxilium Pharmaceuticals, Inc	564
117,573		Avery Dennison Corp	5,790
153,510	*	Avon Products, Inc	6,070
1,200		Balchem Corp	28
63,397	*	Barr Pharmaceuticals, Inc	3,063
97,627		BASF AG.	13,149
66,184	e*	Bentley Pharmaceuticals, Inc	1,076
60,153	*	Biogen Idec, Inc	3,711
47,327	e*	BioMarin Pharmaceuticals, Inc	1,674
879,479		Bristol-Myers Squibb Co	18,733
37,126		Cabot Corp	1,040
36,600	e*	Calgon Carbon Corp	551
14,360	e*	Caraco Pharmaceutical Laboratories Ltd	258
19,166	e*	Cell Genesys, Inc	45
11,344	e*	Cephalon, Inc	731
2,000		Chugai Pharmaceutical Co Ltd	23
8,545		Church & Dwight Co, Inc	463
59,571		Clorox Co	3,374
287,774		Colgate-Palmolive Co	22,420
7,981	e*	Cypress Bioscience, Inc	57
141,300		Daiichi Sankyo Co Ltd	4,175
77,374	e*	Dendreon Corp	373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
251,617	e*	Durect Corp	$1,321
188,152		Ecolab, Inc	8,171
32,700		Eisai Co Ltd	1,115
470,670	*	Eli Lilly & Co	24,282
56,586	e*	Encysive Pharmaceuticals, Inc	133
29,757	e*	Enzon Pharmaceuticals, Inc	274
4,012		Estee Lauder Cos (Class A)	184
197,050	*	Forest Laboratories, Inc	7,884
247,590	*	Genentech, Inc	20,099
118,665	*	Genzyme Corp	8,845
22,156	e*	Geron Corp	108
397,367	*	Gilead Sciences, Inc	20,476
56,415		H.B. Fuller Co	1,151
82,151		Henkel KGaA	3,797
60,776	e*	Human Genome Sciences, Inc	358
37,623	*	Idexx Laboratories, Inc	1,853
25,985	*	Immucor, Inc	555
29,403	e*	Inverness Medical Innovations, Inc	885
15,289	*	Invitrogen Corp	1,307
118,000		Kao Corp	3,344
125,402	*	King Pharmaceuticals, Inc	1,091
17,500		Kuraray Co Ltd	209
20,006		Lonza Group AG.	2,653
44,796		L'Oreal S.A.	5,689
49,313		Lubrizol Corp	2,737
28,861	e	Mannatech, Inc	206
38,348	e*	Medarex, Inc	339
62,780	e	Medicis Pharmaceutical Corp (Class A)	1,236
931,758		Merck & Co, Inc	35,360
82,247	*	Millennium Pharmaceuticals, Inc	1,272
22,056	e	Minerals Technologies, Inc	1,385
234,000		Mitsubishi Chemical Holdings Corp	1,547
191,050	e	Mylan Laboratories, Inc	2,216
108,365	e*	Nabi Biopharmaceuticals	436
7,300		Nalco Holding Co	154
46,923	e*	Nastech Pharmaceutical Co, Inc	110
71,281	e*	Neurocrine Biosciences, Inc	385
343,043		Novartis AG.	17,582
58,514	e*	Noven Pharmaceuticals, Inc	525
117,035		Novo Nordisk AS (Class B)	8,003
6,700		Novozymes AS (B Shares)	627
9,300		Ono Pharmaceutical Co Ltd	450
1,500	e*	OraSure Technologies, Inc	11
30,895	e*	Pacific Ethanol, Inc	136
31,300	e*	Par Pharmaceutical Cos, Inc	544
23,161	e*	PDL BioPharma, Inc	245
63,742	e*	Penwest Pharmaceuticals Co	166
73,809	e*	Pozen, Inc	765
88,156	*	PPG Industries, Inc	5,334
249,502		Praxair, Inc	21,016
34,117	e*	Prestige Brands Holdings, Inc	279
1,168,825	*	Procter & Gamble Co	81,900
23,666	e*	Progenics Pharmaceuticals, Inc	155
102,501		Reckitt Benckiser Group plc	5,678
91,495		Roche Holding AG.	17,219
193,384	e	Rohm & Haas Co	10,458
68,914	e	RPM International, Inc	1,443

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
58,884	e*	Salix Pharmaceuticals Ltd	$370
619,687		Schering-Plough Corp	8,930
21,362	*	Sciele Pharma, Inc	417
34,928	e	Sensient Technologies Corp	1,030
41,643	*	Sepracor, Inc	813
68,300		Shin-Etsu Chemical Co Ltd	3,529
69,000		Shiseido Co Ltd	1,824
119,418		Sigma-Aldrich Corp	7,123
4,300	e*	Somaxon Pharmaceuticals, Inc	20
309,000		Sumitomo Chemical Co Ltd	1,978
37,526	e*	SuperGen, Inc	94
223,000		Toray Industries, Inc	1,447
213,000		UBE Industries Ltd	690
6,800	*	United Therapeutics Corp	590
18,375	e*	USANA Health Sciences, Inc	405
34,300	e	Valspar Corp	681
20,070	*	VCA Antech, Inc	549
26,431	e*	Vertex Pharmaceuticals, Inc	631
75,139	e*	Warner Chilcott Ltd (Class A)	1,353
85,459	*	Watson Pharmaceuticals, Inc	2,506
44,333	e*	Zymogenetics, Inc	434
		TOTAL CHEMICALS AND ALLIED PRODUCTS	524,405

COMMUNICATIONS - 2.92%
3,157	e	Alaska Communications Systems Group, Inc	39
106,041	*	American Tower Corp (Class A)	4,158
3,960	e*	Anixter International, Inc	254
2,062,780		AT&T, Inc	79,004
55,400		BCE, Inc	1,875
1,328,851		BT Group plc	5,729
112,071	*	Cablevision Systems Corp (Class A)	2,402
4,030	e*	Centennial Communications Corp	24
22,239	e	CenturyTel, Inc	739
242,333	e	Citadel Broadcasting Corp	402
99,640	e	Citizens Communications Co	1,045
60,300	e*	Cox Radio, Inc (Class A)	716
26,700	e*	Crown Castle International Corp	921
688,995		Deutsche Telekom AG.	11,476
47,793		Embarq Corp	1,916
33,529	e	Entercom Communications Corp (Class A)	333
29,362	*	Entravision Communications Corp (Class A)	196
66,565	e*	FiberTower Corp	117
54,400	e	Gray Television, Inc	309
16,940	e	Hearst-Argyle Television, Inc	349
146,502	*	IAC/InterActiveCorp	3,041
1,212,477		ITV plc	1,523
603		KDDI Corp	3,684
304,612	e*	Level 3 Communications, Inc	646
221,725	e*	Liberty Global, Inc (Class A)	7,556
94,644	*	Liberty Media Corp - Capital (Series A)	1,490
378,576	*	Liberty Media Corp - Entertainment (Series A)	8,571
378,706	*	Liberty Media Holding Corp (Interactive A)	6,112
66,360	e*	Lin TV Corp (Class A)	638
29,120	e*	Mediacom Communications Corp (Class A)	126
11,150	e*	NeuStar, Inc (Class A)	295
37,653	*	NII Holdings, Inc	1,197
50,917	e*	Novatel Wireless, Inc	493

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,086		NTT DoCoMo, Inc	$6,190
109,013		Portugal Telecom SGPS S.A.	1,267
34,845	e*	Radio One, Inc (Class D)	53
46,400		Rogers Communications, Inc (Class B)	1,669
37,486	e*	SAVVIS, Inc	610
26,980	e*	SBA Communications Corp (Class A)	805
36,600		Shaw Communications, Inc (B Shares)	670
31,532	e*	Spanish Broadcasting System, Inc (Class A)	56
936,275		Sprint Nextel Corp	6,264
23,851		Swisscom AG.	8,172
205,983		Telecom Corp of New Zealand Ltd	606
2,262,258		Telecom Italia S.p.A.	3,746
2,090,407		Telecom Italia S.p.A.	4,373
20,099		Telephone & Data Systems, Inc	789
9,700		Telus Corp	409
4,500	e*	Terremark Worldwide, Inc	25
187,719	*	Time Warner Cable, Inc (Class A)	4,689
93,154	e*	TiVo, Inc	816
4,756	e	USA Mobility, Inc	34
1,185,634		Verizon Communications, Inc	43,216
6,213,231		Vodafone Group plc	18,608
162,897		Windstream Corp	1,947
150,469	e*	XM Satellite Radio Holdings, Inc (Class A)	1,748
		TOTAL COMMUNICATIONS	254,138

DEPOSITORY INSTITUTIONS - 5.48%
8,064	e	Associated Banc-Corp	215
24,190		Astoria Financial Corp	657
299,971		Australia & New Zealand Banking Group Ltd	6,182
657,489		Banco Bilbao Vizcaya Argentaria S.A.	14,480
161,089		Banco Comercial Portugues S.A.	524
131,357		Banco Espirito Santo S.A.	2,283
1,721,812		Bank of America Corp	65,274
21,936		Bank of Hawaii Corp	1,087
31,700		Bank of Montreal	1,419
463,587		Bank of New York Mellon Corp	19,346
149,800		Bank of Nova Scotia	6,794
408,944	e	BB&T Corp	13,111
32,600		Canadian Imperial Bank of Commerce/Canada	2,099
26,101		City National Corp	1,291
89,804	e	Comerica, Inc	3,150
237,988		Commonwealth Bank of Australia	9,094
2,000	e	Community Bank System, Inc	49
37,786		Dexia	1,077
39,100		DNB NOR Holding ASA	594
478,130		Fifth Third Bancorp	10,003
20,000	e	First Horizon National Corp	280
13,372	e	First Midwest Bancorp, Inc	371
180,978		Fortis	4,560
145,801	e,v*	Fremont General Corp	73
22,979	e	Fulton Financial Corp	282
462,000		Hokuhoku Financial Group, Inc	1,390
1,437,687		HSBC Holdings plc	23,682
46,000		Hudson City Bancorp, Inc	813
450		Imperial Capital Bancorp, Inc	10
52,715	e	IndyMac Bancorp, Inc	261
235,157		ING Groep NV	8,806

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,147	e	International Bancshares Corp	$26
2,000	e	Irwin Financial Corp	11
221,000		Joyo Bank Ltd	1,117
283,263		Keycorp	6,218
972,355		Lloyds TSB Group plc	8,703
86,885	e	M&T Bank Corp	6,993
152,193		Marshall & Ilsley Corp	3,531
29,026	*	Metavante Technologies, Inc	580
1,228		Mizuho Financial Group, Inc	4,497
243,577		National Australia Bank Ltd	6,712
446,484		National City Corp	4,443
58,300	e	New York Community Bancorp, Inc	1,062
22,999	e	NewAlliance Bancshares, Inc	282
98,875		Northern Trust Corp	6,572
22,638		Old National Bancorp	408
8,090	e	Pacific Capital Bancorp	174
25,820		People's United Financial, Inc	447
245,535		PNC Financial Services Group, Inc	16,100
78,249		Popular, Inc	912
48,519	e	Provident Financial Services, Inc	686
476,376		Regions Financial Corp	9,408
228		Resona Holdings, Inc	380
181,910		Royal Bank of Canada	8,498
1,607,156		Royal Bank of Scotland Group plc	10,757
521,000		Shinsei Bank Ltd	1,720
284,000		Shizuoka Bank Ltd	3,353
88,400		Skandinaviska Enskilda Banken AB (Class A)	2,313
16,852	e	South Financial Group, Inc	250
92,552	e	Sovereign Bancorp, Inc	863
161,015		State Street Corp	12,720
261,000		Sumitomo Trust & Banking Co Ltd	1,796
266,801		SunTrust Banks, Inc	14,711
20,325	e*	SVB Financial Group	887
155,810		Svenska Handelsbanken (A Shares)	4,537
94,404	e	Synovus Financial Corp	1,044
10,111		Toronto-Dominion Bank	620
68,400		Toronto-Dominion Bank	4,206
1,394,986		UniCredito Italiano S.p.A	9,338
54,946		UnionBanCal Corp	2,697
1,047,141		US Bancorp	33,886
42,537	e	Valley National Bancorp	817
15,470	e	W Holding Co, Inc	18
934,378		Wachovia Corp	25,228
10,178		Washington Federal, Inc	232
646,493	e	Washington Mutual, Inc	6,659
8,224		Webster Financial Corp	229
1,468,882		Wells Fargo & Co	42,744
376,271		Westpac Banking Corp	8,167
19,506	e	Zions Bancorporation	889
		TOTAL DEPOSITORY INSTITUTIONS	477,698

EATING AND DRINKING PLACES - 0.66%
35,220	e*	AFC Enterprises	316
12,843	e	Bob Evans Farms, Inc	354
9,500	e*	Cheesecake Factory	207
476,283		Compass Group plc	3,046
99,041		Darden Restaurants, Inc	3,224

322

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
706,250	*	McDonald's Corp	$39,388
12,376		O'Charleys, Inc	143
31,128	e*	Sonic Corp	686
359,751	*	Starbucks Corp	6,296
5,700	e*	Steak N Shake Co	45
85,534	e	Tim Hortons, Inc	2,912
1,900	e	Triarc Cos (Class B)	13
43,208		Wendy's International, Inc	996
		TOTAL EATING AND DRINKING PLACES	57,626

EDUCATIONAL SERVICES - 0.02%
5,900	*	Apollo Group, Inc (Class A)	255
29,600		Benesse Corp	1,396
700	e*	Corinthian Colleges, Inc	5
900	e	DeVry, Inc	37
		TOTAL EDUCATIONAL SERVICES	1,693

ELECTRIC, GAS, AND SANITARY SERVICES - 3.25%
455,216	*	AES Corp	7,588
137,496		AGL Resources, Inc	4,719
109,929		Alliant Energy Corp	3,849
47,302		Aqua America, Inc	888
127,942		Atmos Energy Corp	3,263
214,762	e	Avista Corp	4,201
2,700	e	California Water Service Group	103
203,847		Centerpoint Energy, Inc	2,909
22,932		Central Vermont Public Service Corp	548
621,262		Centrica plc	3,677
7,160	e	CH Energy Group, Inc	279
255,509		Cleco Corp	5,667
252,000		CLP Holdings Ltd	2,074
117,393	e	CMS Energy Corp	1,590
387,675	e	Consolidated Edison, Inc	15,391
69,171	e	Crosstex Energy, Inc	2,348
462,368		El Paso Corp	7,694
258,498		Empire District Electric Co	5,235
64,800		Enbridge, Inc	2,672
374,952		Enel S.p.A.	3,978
37,894		Energen Corp	2,361
163,659		Energy East Corp	3,947
750	e	EnergySouth, Inc	39
77,463		Gas Natural SDG S.A.	4,791
299,824	e	Hawaiian Electric Industries, Inc	7,157
704,000		Hong Kong & China Gas Ltd	2,117
648,946		Iberdrola S.A.	10,061
236,777	e	Idacorp, Inc	7,603
270,156		International Power plc	2,134
5,500	e	ITC Holdings Corp	286
30,434	e	Laclede Group, Inc	1,084
67,199	e	MGE Energy, Inc	2,289
183,147	e	National Fuel Gas Co	8,646
519,242		National Grid plc	7,126
28,600	e	New Jersey Resources Corp	888
89,683	e	Nicor, Inc	3,005
549,776		NiSource, Inc	9,478
104,648		Northeast Utilities	2,568
26,497	e	Northwest Natural Gas Co	1,151

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
103,685	e	NSTAR	$3,155
42,193		Oest Elektrizitatswirts AG. (Class A)	3,004
356,132		OGE Energy Corp	11,101
90,286		Oneok, Inc	4,029
710,000		Osaka Gas Co Ltd	2,835
564,975		Pepco Holdings, Inc	13,966
69,630		Piedmont Natural Gas Co, Inc	1,828
78,775		Pinnacle West Capital Corp	2,763
484,792		Puget Energy, Inc	12,542
194,061		Questar Corp	10,976
14,716	e	Resource America, Inc (Class A)	139
210,665		Scottish & Southern Energy plc	5,870
101,480		Sempra Energy	5,407
297,054		Sierra Pacific Resources	3,752
28,831	e	SJW Corp	824
476,800		Sojitz Holdings Corp	1,578
51,413	e	South Jersey Industries, Inc	1,805
30,419		Southwest Gas Corp	850
3,300	e	Southwest Water Co	37
212,640		TECO Energy, Inc	3,392
115,600		Tohoku Electric Power Co, Inc	2,824
592,000		Tokyo Gas Co Ltd	2,393
44,164		UGI Corp	1,101
23,742	e	UIL Holdings Corp	715
166,924		Unisource Energy Corp	3,716
129,827		United Utilities plc	1,779
29,772	e	Vectren Corp	799
122,172		Veolia Environnement	8,518
15,260	e*	Waste Services, Inc	124
73,356	e	WGL Holdings, Inc	2,352
418,850		Williams Cos, Inc	13,814
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	283,392

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.38%
251,802		ABB Ltd	6,760
8,400	e*	Adaptec, Inc	25
1,523	*	Advanced Energy Industries, Inc	20
78,870	e*	Advanced Micro Devices, Inc	464
2,655	e*	American Superconductor Corp	62
176,372		Ametek, Inc	7,744
39,278	e*	Anadigics, Inc	258
293,486	*	Apple Computer, Inc	42,115
81,230	e*	Arris Group, Inc	473
29,719	e*	Atheros Communications, Inc	619
29,674		Baldor Electric Co	831
2,078,166	*	Cisco Systems, Inc	50,063
657,296	e*	Conexant Systems, Inc	381
19,330	e*	Cree, Inc	540
7,400		CTS Corp	79
57,473	e*	Ditech Networks, Inc	169
10,200	*	Dolby Laboratories, Inc (Class A)	370
1,805	e*	DTS, Inc	43
5,900		Eaton Corp	470
7,866	*	Energizer Holdings, Inc	712
1,495,000		Ericsson (LM) (B Shares)	2,934
39,446	e*	Evergreen Solar, Inc	366
203,689	e*	Finisar Corp	261

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
7,678	*	First Solar, Inc	$1,775
16,499		Gamesa Corp Tecnologica S.A.	753
37,454	*	GrafTech International Ltd	607
13,100	e*	Greatbatch, Inc	241
16,975	e	Harman International Industries, Inc	739
82,668	*	Harmonic, Inc	628
35,700		Ibiden Co Ltd	1,404
2,286,989		Intel Corp	48,438
29,012	e*	InterDigital, Inc	575
74,873	*	InterVoice, Inc	596
173,604		Koninklijke Philips Electronics NV	6,641
28,300		Kyocera Corp	2,376
3,100		Lincoln Electric Holdings, Inc	200
1,068	*	Littelfuse, Inc	37
294,163	e*	LSI Logic Corp	1,456
170,000		Matsushita Electric Industrial Co Ltd	3,684
14,183	*	Mattson Technology, Inc	86
30,404	e*	Medis Technologies Ltd	276
270,542	e*	Micron Technology, Inc	1,615
67,684	e*	Microtune, Inc	248
86,127	e	Molex, Inc	1,995
995,969	*	Motorola, Inc	9,262
91,739	e*	MRV Communications, Inc	126
23,600		Murata Manufacturing Co Ltd	1,172
26,100		Nidec Corp	1,605
36,300		Nitto Denko Corp	1,533
338,880		Nokia Oyj	10,721
18,000	*	Nortel Networks Corp	123
36,524	*	Novellus Systems, Inc	769
163,771	e*	ON Semiconductor Corp	930
7,800	e	Park Electrochemical Corp	202
38,473		Plantronics, Inc	743
6,800	*	Plexus Corp	191
12,160	*	Polycom, Inc	274
15,700	e*	Power-One, Inc	50
107,344	e*	Powerwave Technologies, Inc	274
2,906	*	QLogic Corp	45
686,667		Qualcomm, Inc	28,153
25,541		RadioShack Corp	415
140,631	e*	RF Micro Devices, Inc	374
62,000		Ricoh Co Ltd	1,019
1,100	*	Rogers Corp	37
2,400		Rohm Co Ltd	149
683,000	*	Sanyo Electric Co Ltd	1,439
46,000		Sharp Corp	782
109,628	*	Silicon Storage Technology, Inc	287
920,226	e*	Sirius Satellite Radio, Inc	2,632
94,700		Sony Corp	3,772
208,573		STMicroelectronics NV	2,219
6,300	e*	Sunpower Corp (Class A)	469
84,452	e*	Sycamore Networks, Inc	309
44,039	e*	Symmetricom, Inc	154
26,000		TDK Corp	1,536
11,100		Technitrol, Inc	257
15,703	e*	Tekelec	195
44,409		Teleflex, Inc	2,119
197,426	e*	Tellabs, Inc	1,076

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
3,600	*	Tessera Technologies, Inc	$75
629,187	*	Texas Instruments, Inc	17,787
52,499	*	Thomas & Betts Corp	1,909
105,205	e*	Triquint Semiconductor, Inc	532
7,500	*	TTM Technologies, Inc	85
133,675		Tyco Electronics Ltd	4,588
2,600	e	Vicor Corp	31
10,426	e	Whirlpool Corp	905
97,678	e	Xilinx, Inc	2,320
11,700	e*	Zoltek Cos, Inc	310
19,389	*	Zoran Corp	265
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	294,349

ENGINEERING AND MANAGEMENT SERVICES - 0.41%
26,362	e*	Amylin Pharmaceuticals, Inc	770
24,675	*	Applera Corp (Celera Genomics Group)	363
61,621	e*	Ariad Pharmaceuticals, Inc	208
86,959		Capita Group plc	1,171
145,685	*	Celgene Corp	8,929
5,300		Corporate Executive Board Co	215
13,718	*	CV Therapeutics, Inc	98
18,735	e	Diamond Management & Technology Consultants, Inc	121
3,387		Fluor Corp	478
43,833	*	Hewitt Associates, Inc (Class A)	1,743
79,816	e*	Incyte Corp	839
59,590	e*	Isis Pharmaceuticals, Inc	841
49,000		JGC Corp	748
1,400		Landauer, Inc	70
12,351	e*	Lifecell Corp	519
125,191	e	Moody's Corp	4,360
164,358		Paychex, Inc	5,631
94,712		Quest Diagnostics, Inc	4,288
21,643	*	Regeneron Pharmaceuticals, Inc	415
153,896	e*	Rentech, Inc	137
27,272	e*	Savient Pharmaceuticals, Inc	545
971,000		SembCorp Industries Ltd	2,871
16,700	e*	Telik, Inc	41
23,930	e*	Tetra Tech, Inc	467
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	35,868

FABRICATED METAL PRODUCTS - 0.44%
900	e	Ameron International Corp	84
21,800		Aptargroup, Inc	849
93,959		Commercial Metals Co	2,816
44,247	e	Dynamic Materials Corp	1,911
391		Geberit AG.	58
22,906		Gulf Island Fabrication, Inc	658
449,059		Illinois Tool Works, Inc	21,658
2,300	e	Insteel Industries, Inc	27
29,885		Pentair, Inc	953
28,831		Silgan Holdings, Inc	1,431
21,196		Snap-On, Inc	1,078
79,926		Stanley Works	3,806
109,300		Toyo Seikan Kaisha Ltd	2,076
8,500	e	Valmont Industries, Inc	747
		TOTAL FABRICATED METAL PRODUCTS	38,152

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
FOOD AND KINDRED PRODUCTS - 2.30%
259,837		Cadbury Schweppes plc	$2,854
211,615		Campbell Soup Co	7,184
155,314		Coca Cola Hellenic Bottling Co S.A.	7,233
7,270		Corn Products International, Inc	270
410,067		CSR Ltd	1,199
333,425		General Mills, Inc	19,965
111,407		Groupe Danone	9,962
241,896		H.J. Heinz Co	11,362
13,340	e*	Hansen Natural Corp	471
131,383		Heineken NV	7,631
131,654	e	Hershey Co	4,959
25,368		J.M. Smucker Co	1,284
20,275	e*	Jones Soda Co	71
333,575		Kellogg Co	17,533
753,678		Kraft Foods, Inc (Class A)	23,372
10,103	e	Lancaster Colony Corp	404
22,147		McCormick & Co, Inc	819
49,000		Olam International Ltd	76
50,789		Pepsi Bottling Group, Inc	1,722
37,337		PepsiAmericas, Inc	953
739,209	*	PepsiCo, Inc	53,371
223,442		Sara Lee Corp	3,124
374,000		Swire Pacific Ltd (Class A)	4,219
10,157	e	Tootsie Roll Industries, Inc	256
210,939		Unilever plc	7,113
192,437		Wrigley (Wm.) Jr Co	12,093
32,600		Yakult Honsha Co Ltd	1,011
		TOTAL FOOD AND KINDRED PRODUCTS	200,511

FOOD STORES - 0.33%
117,016		Carrefour S.A.	9,028
2,301	e*	Great Atlantic & Pacific Tea Co, Inc	60
2,488		Kesko Oyj (B Shares)	129
75,357		Koninklijke Ahold NV	1,118
221,033		Safeway, Inc	6,487
61,546		Supervalu, Inc	1,845
882,576		Tesco plc	6,639
34,281	e	Whole Foods Market, Inc	1,130
82,652		Woolworths Ltd	2,191
		TOTAL FOOD STORES	28,627

FORESTRY - 0.09%
23,830		Rayonier, Inc	1,035
98,213	*	Weyerhaeuser Co	6,388
		TOTAL FORESTRY	7,423

FURNITURE AND FIXTURES - 0.27%
15,729	e	Herman Miller, Inc	386
27,119	e	HNI Corp	729
483,099		Johnson Controls, Inc	16,329
82,284	e	Leggett & Platt, Inc	1,255
250,759		Masco Corp	4,973
9,700	e	Tempur-Pedic International, Inc	107
		TOTAL FURNITURE AND FIXTURES	23,779

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
FURNITURE AND HOME FURNISHINGS STORES - 0.05%
92,025	e*	Bed Bath & Beyond, Inc	$2,715
53,694	e	Circuit City Stores, Inc	214
12,900	*	GameStop Corp (Class A)	667
2,200	e	Haverty Furniture Cos, Inc	24
6,080	e*	Mohawk Industries, Inc	435
800	e	Williams-Sonoma, Inc	19
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,074

GENERAL BUILDING CONTRACTORS - 0.25%
84,144		Amec plc	1,208
301	e*	Avatar Holdings, Inc	13
3,524	e	Brookfield Homes Corp	59
36,208	e	Centex Corp	877
21,700		Daito Trust Construction Co Ltd	1,119
145,411	e	DR Horton, Inc	2,290
30,180		Hochtief AG.	2,764
20,602	e*	Hovnanian Enterprises, Inc (Class A)	218
1,120		Lennar Corp (B Shares)	19
49,042	e	Lennar Corp (Class A)	923
292	e	M/I Homes, Inc	5
18,962	e	MDC Holdings, Inc	830
910	e*	NVR, Inc	544
17,644		Persimmon plc	268
145,162	e	Pulte Homes, Inc	2,112
15,304		Ryland Group, Inc	503
12,000		Shimizu Corp	55
42,187	e	Standard-Pacific Corp	205
47,400	e*	Toll Brothers, Inc	1,113
95,297		Vinci S.A.	6,889
13,000	e*	WCI Communities, Inc	44
		TOTAL GENERAL BUILDING CONTRACTORS	22,058

GENERAL MERCHANDISE STORES - 0.69%
1,687	e	Bon-Ton Stores, Inc	9
268,344		Costco Wholesale Corp	17,434
71,873	e	Family Dollar Stores, Inc	1,402
109,624		JC Penney Co, Inc	4,134
352,000		Kintetsu Corp	1,257
30,427		PPR	4,508
10,500	e*	Retail Ventures, Inc	51
3,300	e	Stein Mart, Inc	19
439,943		Target Corp	22,296
241,004		TJX Cos, Inc	7,970
139,000		Tokyu Corp	709
		TOTAL GENERAL MERCHANDISE STORES	59,789

HEALTH SERVICES - 0.52%
122,038	e*	Alliance Imaging, Inc	1,050
4,293	e*	Bio-Reference Labs, Inc	114
24,560	e	Brookdale Senior Living, Inc	587
91,938	e*	Community Health Systems, Inc	3,086
4,670	*	Corvel Corp	143
31,721	*	DaVita, Inc	1,515
32,497	e*	Edwards Lifesciences Corp	1,448
122,579	*	Express Scripts, Inc	7,884
209,335	e*	Health Management Associates, Inc (Class A)	1,107
9,590	e*	Healthways, Inc	339

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,400	e*	Hythiam, Inc	$5
79,898	e*	Laboratory Corp of America Holdings	5,887
14,720	*	LHC Group, Inc	247
29,540	*	LifePoint Hospitals, Inc	811
65,197	e*	Lincare Holdings, Inc	1,833
26,959	*	Medcath Corp	491
63,705	e*	Nektar Therapeutics	442
47,356	e	Omnicare, Inc	860
9,400	*	Pediatrix Medical Group, Inc	634
16,900	e*	Psychiatric Solutions, Inc	573
29,873	*	RehabCare Group, Inc	448
351,682	*	WellPoint, Inc	15,520
		TOTAL HEALTH SERVICES	45,024

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
87,708		Abertis Infraestructuras S.A.	2,858
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,858

HOLDING AND OTHER INVESTMENT OFFICES - 1.07%
2,476	e	Acadia Realty Trust	60
202,378	e	Allied Capital Corp	3,730
11,900		AMB Property Corp	648
20,800		American Financial Realty Trust	165
35,500		Annaly Mortgage Management, Inc	544
47,600		Anworth Mortgage Asset Corp	292
3,098	e	Ashford Hospitality Trust, Inc	18
27,227		AvalonBay Communities, Inc	2,628
51,692		Boston Properties, Inc	4,759
600		Brandywine Realty Trust	10
63,200		Brookfield Asset Management, Inc	1,703
3,200	e	Capital Lease Funding, Inc	25
1,200	e	Capital Trust, Inc (Class A)	32
6,414		Cedar Shopping Centers, Inc	75
3,360	e	Cherokee, Inc	113
26,259	e	Colonial Properties Trust	632
201		Deerfield Capital Corp	-	^
27,030	e	Developers Diversified Realty Corp	1,132
78,212		Duke Realty Corp	1,784
222,448		Equity Residential	9,229
5,858	e	Essex Property Trust, Inc	668
8,247		FelCor Lodging Trust, Inc	99
12,044	e	First Industrial Realty Trust, Inc	372
103,542		General Growth Properties, Inc	3,952
2,700	e	Gladstone Capital Corp	50
33,280		HCP, Inc	1,125
26,392		Health Care REIT, Inc	1,191
20,556	e	Healthcare Realty Trust, Inc	538
7,346		Highwoods Properties, Inc	228
27,724		Hospitality Properties Trust	943
222,297		Host Marriott Corp	3,539
47,488		HRPT Properties Trust	320
816	e	Investors Real Estate Trust	8
73,200	e	iStar Financial, Inc	1,027
121,766		Kimco Realty Corp	4,770
23,996	e	Lexington Corporate Properties Trust	346
3,900		Liberty Property Trust	121
6,565		LTC Properties, Inc	169

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
105,900	e,v	Luminent Mortgage Capital, Inc	$62
4,500		Macerich Co	316
24,788		Mack-Cali Realty Corp	885
47,300	e	MFA Mortgage Investments, Inc	298
16,720		Mid-America Apartment Communities, Inc	833
2,761	e	National Health Investors, Inc	86
44,367	e*	NexCen Brands, Inc	152
1,023,000		Noble Group Ltd	1,635
7,100	e	NorthStar Realty Finance Corp	58
8,050		Omega Healthcare Investors, Inc	140
15,279	e	Pennsylvania Real Estate Investment Trust	373
7,528		Post Properties, Inc	291
14,679	e	Potlatch Corp	606
115,165		Prologis	6,779
71,828		Public Storage, Inc	6,365
1,400	e	RAIT Investment Trust	10
35,326	e	Realty Income Corp	905
11,900		Regency Centers Corp	771
2,766		Senior Housing Properties Trust	66
126,147		Simon Property Group, Inc	11,720
4,500	e	Sun Communities, Inc	92
22,200	e	UDR, Inc	544
1,100	e	Universal Health Realty Income Trust	37
5,660	e	Urstadt Biddle Properties, Inc (Class A)	89
119,433		Virgin Media, Inc	1,680
77,896		Vornado Realty Trust	6,715
32,816		WABCO Holdings, Inc	1,497
84,959	e	Weingarten Realty Investors	2,926
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	92,976

HOTELS AND OTHER LODGING PLACES - 0.22%
80,159		Accor S.A.	5,854
5,161	e*	Bluegreen Corp	35
84,116		Choice Hotels International, Inc	2,869
58,301	e*	Gaylord Entertainment Co	1,766
110,458	e*	Great Wolf Resorts, Inc	705
54,170	e*	Lodgian, Inc	604
43,668	e	Marcus Corp	838
146,570	e	Marriott International, Inc (Class A)	5,036
278,163		TUI Travel plc	1,423
		TOTAL HOTELS AND OTHER LODGING PLACES	19,130

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.05%
44,700	*	AGCO Corp	2,677
1,300	e	Albany International Corp (Class A)	47
13,350		Alfa Laval AB	811
3,500	e*	Allis-Chalmers Energy, Inc	48
4,300		Ampco-Pittsburgh Corp	185
613,409		Applied Materials, Inc	11,968
13,569	*	Astec Industries, Inc	526
74,230	e*	Axcelis Technologies, Inc	416
37,826	e	Black & Decker Corp	2,500
53,202		Brambles Ltd	485
16,890	e	Briggs & Stratton Corp	302
15,494	*	Brooks Automation, Inc	151
162,900		Canon, Inc	7,501
3,900	e	Cascade Corp	192

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
102,100		Casio Computer Co Ltd	$1,494
7,900	*	Columbus McKinnon Corp	245
127,277		Cummins, Inc	5,959
29,200		Daikin Industries Ltd	1,257
310,122		Deere & Co	24,946
878,147	*	Dell, Inc	17,493
10,400		Donaldson Co, Inc	419
13,934	*	Dril-Quip, Inc	648
796,314	*	EMC Corp	11,419
9,460	*	Emulex Corp	154
38,963	*	ENGlobal Corp	333
5,149	*	Entegris, Inc	37
41,300		Fanuc Ltd	3,928
4,554		Flowserve Corp	475
48,912	e*	FMC Technologies, Inc	2,783
75,700		FUJIFILM Holdings Corp	2,681
4,200	*	Gardner Denver, Inc	156
14,404	e*	Gehl Co	244
61,237	e	Graco, Inc	2,220
113,253	*	Grant Prideco, Inc	5,574
1,060,202	*	Hewlett-Packard Co	48,409
57,237		Hill-Rom Holdings, Inc	2,736
27,600		Hitachi Construction Machinery Co Ltd	691
2,986	e*	Intermec, Inc	66
555,638	*	International Business Machines Corp	63,976
22,664	*	Intevac, Inc	293
137,500		Konica Minolta Holdings, Inc	1,868
103,000		Kubota Corp	640
2,300	*	Kulicke & Soffa Industries, Inc	11
39,800		Kurita Water Industries Ltd	1,465
42,147	*	Lam Research Corp	1,611
6,800		Lennox International, Inc	245
28,635	*	Lexmark International, Inc (Class A)	880
2,400	e	Lindsay Manufacturing Co	246
6,754	e	Lufkin Industries, Inc	431
58,158		Manitowoc Co, Inc	2,373
38,400	e	Modine Manufacturing Co	556
30,450	e	Nordson Corp	1,640
15,186	e*	Oil States International, Inc	680
32,564		Pall Corp	1,142
13,936	e*	Rackable Systems, Inc	127
2,000		Robbins & Myers, Inc	65
126,400		Sandvik AB	2,196
36,700		Seagate Technology, Inc	769
45,177	e*	Semitool, Inc	376
31,782	e*	Sigma Designs, Inc	721
33,957		Solarworld AG.	1,617
166,071	e*	SourceForge, Inc	330
19,880		SPX Corp	2,085
60,000		Sumitomo Heavy Industries Ltd	388
45,730		Tennant Co	1,821
21,378	*	Terex Corp	1,336
31,900		Tokyo Electron Ltd	1,939
135,500		Toyota Tsusho Corp	2,875
89,044		Trane, Inc	4,087
4,026	e*	TurboChef Technologies, Inc	26
10,500	*	Ultratech, Inc	101

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
40,288	*	Varian Medical Systems, Inc	$1,887
27,500	*	Vestas Wind Systems AS	3,004
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	265,983

INSTRUMENTS AND RELATED PRODUCTS - 3.04%
15,118	e*	Advanced Medical Optics, Inc	307
17,804	*	Affymetrix, Inc	310
10,100	*	Agilent Technologies, Inc	301
3,704	e	Analogic Corp	247
48,227		Bard (C.R.), Inc	4,649
354,572		Baxter International, Inc	20,501
50,598		Beckman Coulter, Inc	3,266
187,083		Becton Dickinson & Co	16,061
3,700	*	Bruker BioSciences Corp	57
10,897	e*	Cepheid, Inc	266
8,610	e	Cooper Cos, Inc	297
152,645		Covidien Ltd	6,755
208,273	e*	Credence Systems Corp	354
16,300		Danaher Corp	1,239
900		Datascope Corp	37
86,936		Dentsply International, Inc	3,356
608,527		Emerson Electric Co	31,315
1,100	*	Excel Technology, Inc	30
5,300	e*	Formfactor, Inc	101
11,700	e	Garmin Ltd	632
10,072	e*	Hologic, Inc	560
900	e*	ICU Medical, Inc	26
8,213	e*	Illumina, Inc	623
9,997	*	Intuitive Surgical, Inc	3,243
4,500	e	Invacare Corp	100
160,625		Invensys plc	717
62,328	e*	ION Geophysical Corp	860
3,400	e*	Itron, Inc	307
1,121,529		Johnson & Johnson	72,754
57,360		Kla-Tencor Corp	2,128
10,628	e*	L-1 Identity Solutions, Inc	141
32,218	e*	LTX Corp	101
646,150		Medtronic, Inc	31,254
1,166	*	Merit Medical Systems, Inc	18
5,300	*	Mettler-Toledo International, Inc	515
29,512	e*	Millipore Corp	1,989
5,300	*	MKS Instruments, Inc	113
3,000		Movado Group, Inc	59
131,000		Nikon Corp	3,489
31,000		Olympus Corp	939
2,970	e*	OYO Geospace Corp	135
1,888	e*	Palomar Medical Technologies, Inc	29
162,881		Pitney Bowes, Inc	5,704
3,970	e*	Resmed, Inc	167
14,400	e	Roper Industries, Inc	856
2,223	e*	Rudolph Technologies, Inc	22
147,624	*	St. Jude Medical, Inc	6,376
36,659		STERIS Corp	984
173,421		Stryker Corp	11,281
10,100	*	Techne Corp	680
70,700		Terumo Corp	3,688
185,668	*	Thermo Electron Corp	10,553

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,600	e*	Thoratec Corp	$23
33,761	*	Waters Corp	1,881
308,910		Xerox Corp	4,624
2,400	e*	X-Rite, Inc	14
104,995	*	Zimmer Holdings, Inc	8,175
5,140	e*	Zoll Medical Corp	137
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	265,346

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
59,580		Brown & Brown, Inc	1,035
4,400	e*	Crawford & Co (Class B)	23
223,427		Hartford Financial Services Group, Inc	16,929
632,060		HBOS plc	7,025
112,915		QBE Insurance Group Ltd	2,292
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	27,304

INSURANCE CARRIERS - 2.63%
298,251		Aetna, Inc	12,553
389,350		Aflac, Inc	25,288
734	e*	Alleghany Corp	251
68,756		Allianz AG.	13,621
69,849	e	Ambac Financial Group, Inc	402
46,800		American Financial Group, Inc	1,196
5,925		American Physicians Capital, Inc	275
31,786	*	AMERIGROUP Corp	869
56,841		Assurant, Inc	3,459
462,999		Aviva plc	5,674
56,194		Axis Capital Holdings Ltd	1,909
6,800	*	Centene Corp	95
361,987		Chubb Corp	17,911
206,405		Cincinnati Financial Corp	7,852
32,542	e	Commerce Group, Inc	1,173
1,400	e	Donegal Group, Inc (Class A)	24
52,887	e	Endurance Specialty Holdings Ltd	1,936
27,664		Erie Indemnity Co (Class A)	1,416
28,936		Everest Re Group Ltd	2,591
1,251	e*	Fpic Insurance Group, Inc	59
242,095		Genworth Financial, Inc (Class A)	5,481
16,450		Hanover Insurance Group, Inc	677
1,200		Harleysville Group, Inc	43
38,900		HCC Insurance Holdings, Inc	883
2,616	*	HealthExtras, Inc	65
2,200		Horace Mann Educators Corp	38
1,859		Infinity Property & Casualty Corp	77
49,599		KBC Groep NV	6,432
2,100	e	LandAmerica Financial Group, Inc	83
3,800		Leucadia National Corp	172
224,639	*	Lincoln National Corp	11,681
191,400		Manulife Financial Corp	7,326
4,614	*	Markel Corp	2,030
85,009	e	MBIA, Inc	1,039
44,375	e	Mercury General Corp	1,966
50,427	e	MGIC Investment Corp	531
163,500		Millea Holdings, Inc	6,036
13,770	e*	Molina Healthcare, Inc	336
41,398		Muenchener Rueckver AG.	8,096
47,660		Nationwide Financial Services, Inc (Class A)	2,253

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,340	e	Odyssey Re Holdings Corp	$527
8,145	e	PartnerRe Ltd	621
22,800		Phoenix Cos, Inc	278
40,300	e	PMI Group, Inc	235
1,400		Presidential Life Corp	24
185,849		Principal Financial Group	10,356
458,544		Progressive Corp	7,369
13,450		Protective Life Corp	546
405,945		Prudential plc	5,362
28,500	e	Radian Group, Inc	187
6,775		RenaissanceRe Holdings Ltd	352
139,760		Safeco Corp	6,133
7,440		Stancorp Financial Group, Inc	355
44,300		Sun Life Financial, Inc	2,071
78,211		Swiss Reinsurance Co	6,832
45,150		T&D Holdings, Inc	2,364
700		Tower Group, Inc	18
466,447		Travelers Cos, Inc	22,320
22,056	e	Unitrin, Inc	779
113,208		UnumProvident Corp	2,492
80,735		W.R. Berkley Corp	2,236
24,562	*	WellCare Health Plans, Inc	957
100		Wesco Financial Corp	40
91,731		XL Capital Ltd (Class A)	2,711
		TOTAL INSURANCE CARRIERS	228,964

LEATHER AND LEATHER PRODUCTS - 0.06%
149,137	*	Coach, Inc	4,497
400	*	Timberland Co (Class A)	5
14,200	e	Weyco Group, Inc	421
		TOTAL LEATHER AND LEATHER PRODUCTS	4,923

LEGAL SERVICES - 0.00%**
1,800	e*	FTI Consulting, Inc	128
		TOTAL LEGAL SERVICES	128

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
35,628		Brisa-Auto Estradas de Portugal S.A.	509
415,000		ComfortDelgro Corp Ltd	549
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,058

LUMBER AND WOOD PRODUCTS - 0.01%
50,547	e*	Champion Enterprises, Inc	507
4,415	e	Skyline Corp	123
		TOTAL LUMBER AND WOOD PRODUCTS	630

METAL MINING - 0.43%
34,000		Agnico-Eagle Mines Ltd	2,306
580,217		Alumina Ltd	3,023
64,927	e*	Apex Silver Mines Ltd	787
5,800	e	Cleveland-Cliffs, Inc	695
124,000		Goldcorp, Inc	4,819
13,800		Inmet Mining Corp	1,008
127,600		Kinross Gold Corp	2,847
87,500	*	Lundin Mining Corp	597
140,020		Newcrest Mining Ltd	4,270
11,193		Orica Ltd	298

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
124,266	e	Royal Gold, Inc	$3,749
69,600		Teck Cominco Ltd	2,854
119,766		Xstrata plc	8,383
107,500		Yamana Gold, Inc	1,577
		TOTAL METAL MINING	37,213

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
19,178		Callaway Golf Co	281
12,100	e	Daktronics, Inc	217
9,675	e	Marine Products Corp	78
354,550		Mattel, Inc	7,055
27,261	*	RC2 Corp	572
36,900	e*	Russ Berrie & Co, Inc	519
149,634		Tyco International Ltd	6,591
120,600		Yamaha Corp	2,306
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	17,619

MISCELLANEOUS RETAIL - 0.56%
103,355	*	Amazon.com, Inc	7,369
6,600	e	Barnes & Noble, Inc	202
123,806		Best Buy Co, Inc	5,133
3,600	e*	Cabela's, Inc	51
11,723	*	Dollar Tree, Inc	324
38,120	e*	GSI Commerce, Inc	501
60,616		Metro AG.	4,898
358,500		Nippon Mining Holdings, Inc	1,899
78,885	*	Office Depot, Inc	872
189,999		Origin Energy Ltd	1,591
10,103	e*	Overstock.com, Inc	120
11,430		Petsmart, Inc	234
1,340	e*	Priceline.com, Inc	162
276,451		Staples, Inc	6,112
10,100	e	Systemax, Inc	122
25,195		Tiffany & Co	1,054
419,754		Walgreen Co	15,988
83,210		World Fuel Services Corp	2,336
		TOTAL MISCELLANEOUS RETAIL	48,968

MOTION PICTURES - 0.54%
3,931	e*	Avid Technology, Inc	96
145,403	*	Discovery Holding Co (Class A)	3,085
50,217	*	DreamWorks Animation SKG, Inc (Class A)	1,295
28,691	e	Regal Entertainment Group (Class A)	553
8,288	e*	Time Warner Telecom, Inc (Class A)	128
2,033,859		Time Warner, Inc	28,515
341,181	*	Viacom, Inc (Class B)	13,518
		TOTAL MOTION PICTURES	47,190

NONDEPOSITORY INSTITUTIONS - 0.66%
25,692		Advanta Corp (Class A)	154
126,667	e	American Capital Strategies Ltd	4,327
623,579	*	American Express Co	27,263
28,094	e*	AmeriCredit Corp	283
18,339	e	Asta Funding, Inc	255
194,400	e	Capital One Financial Corp	9,568
58,685	e	CapitalSource, Inc	567
20,400	e,v	Centerline Holding Co	83

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
9,412	e*	Credit Acceptance Corp	$146
20,595	e	Federal Agricultural Mortgage Corp (Class C)	538
59,450	e	First Marblehead Corp	444
459,577		Freddie Mac	11,636
20,265	*	Guaranty Financial Group, Inc	215
27,100	e*	INVESTools, Inc	298
95,186	e	MCG Capital Corp	865
15,566	*	MCG Capital Corp	17
18,410	e	Nelnet, Inc (Class A)	216
3,700	*	PHH Corp	65
12,483	e*	World Acceptance Corp	398
		TOTAL NONDEPOSITORY INSTITUTIONS	57,338

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
76,578	e	AMCOL International Corp	2,391
5,200		Compass Minerals International, Inc	307
78,581	e	Vulcan Materials Co	5,218
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,916

OIL AND GAS EXTRACTION - 2.81%
19,350		Acergy S.A.	417
31,450	e	Atlas America, Inc	1,901
18,190	*	ATP Oil & Gas Corp	595
2,183	*	Atwood Oceanics, Inc	200
40,138	e	Berry Petroleum Co (Class A)	1,866
9,766	*	Bronco Drilling Co, Inc	157
80,937	e*	Callon Petroleum Co	1,464
88,991	*	Cameron International Corp	3,706
69,300		Canadian Oil Sands Trust	2,802
3,200	*	Carrizo Oil & Gas, Inc	190
58,572	e*	Cheniere Energy, Inc	1,160
346,616	e	Chesapeake Energy Corp	15,996
70,059		Cimarex Energy Co	3,835
6,315	e*	Complete Production Services, Inc	145
27,280	*	Contango Oil & Gas Co	1,763
28,057	e*	Delta Petroleum Corp	632
278,702	*	Denbury Resources, Inc	7,957
32,193	e*	Edge Petroleum Corp	130
95,700		EnCana Corp	7,291
30,001	*	Encore Acquisition Co	1,208
131,485		ENSCO International, Inc	8,234
252,581		Equitable Resources, Inc	14,877
13,780	e*	EXCO Resources, Inc	255
10,411	e*	Exterran Holdings, Inc	672
50,495	*	Forest Oil Corp	2,472
19,800	e*	GeoGlobal Resources, Inc	55
52,104	*	Global Industries Ltd	838
18,740	*	GMX Resources, Inc	655
30,098	e*	Goodrich Petroleum Corp	905
45,337	e*	Grey Wolf, Inc	307
46,875	e*	Helix Energy Solutions Group, Inc	1,477
139,509		Helmerich & Payne, Inc	6,539
35,300		Husky Energy, Inc	1,382
65,929	e*	McMoRan Exploration Co	1,140
263,284	e*	Meridian Resource Corp	390
116,188	*	Nabors Industries Ltd	3,924
186,865	*	National Oilwell Varco, Inc	10,909

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
63,641		Neste Oil Oyj	$2,224
44,000		Nexen Inc	1,306
120,442		Noble Corp	5,982
10,968	*	Oceaneering International, Inc	691
15,629	e*	Parallel Petroleum Corp	306
69,600		Petro-Canada	3,032
151,229	e*	PetroHawk Energy Corp	3,050
27,290	e*	Petroleum Development Corp	1,890
29,100	e*	Petroquest Energy, Inc	505
110,076		Pioneer Natural Resources Co	5,407
130,084	*	Plains Exploration & Production Co	6,913
122,090	*	Pride International, Inc	4,267
95,676	*	Quicksilver Resources, Inc	3,495
82,758		Range Resources Corp	5,251
58,000		Rowan Cos, Inc	2,388
9,820	e	RPC, Inc	149
221,370		Santos Ltd	2,933
126,215		Smith International, Inc	8,107
128,256	*	Southwestern Energy Co	4,321
40,830		St. Mary Land & Exploration Co	1,572
27,978	*	Stone Energy Corp	1,464
15,600	*	Superior Energy Services	618
41,146	e*	Swift Energy Co	1,851
76,200		Talisman Energy, Inc	1,352
70,248	e	Tidewater, Inc	3,871
30,538	e*	Toreador Resources Corp	238
213,754		Transocean, Inc	28,900
23,727	e*	TXCO Resources, Inc	294
30,145	*	Unit Corp	1,708
38,653	e*	Venoco, Inc	449
19,400	e	W&T Offshore, Inc	662
3,800	*	Warren Resources, Inc	45
2,905	*	W-H Energy Services, Inc	200
19,105	*	Whiting Petroleum Corp	1,235
123,481		Woodside Petroleum Ltd	6,150
387,069		XTO Energy, Inc	23,944
		TOTAL OIL AND GAS EXTRACTION	245,216

PAPER AND ALLIED PRODUCTS - 0.52%
2,400	e	AbitibiBowater, Inc	31
75,759	e	Bemis Co	1,927
52,800	*	Buckeye Technologies, Inc	589
2,600	e*	Cenveo, Inc	27
34,100	e	Chesapeake Corp	164
25,642	e*	Domtar Corporation	175
22,564		Glatfelter	341
169,672		International Paper Co	4,615
306,297		Kimberly-Clark Corp	19,771
210,265		MeadWestvaco Corp	5,723
15,096		Metso Oyj	815
126,000		OJI Paper Co Ltd	568
63,049	e	Packaging Corp of America	1,408
8,700		Rock-Tenn Co (Class A)	261
86,764		Sonoco Products Co	2,484
120,376		Stora Enso Oyj (R Shares)	1,389
127,600		Svenska Cellulosa AB (B Shares)	2,325
43,284	e	Temple-Inland, Inc	551

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,400		Uni-Charm Corp	$1,053
47,924		UPM-Kymmene Oyj	851
10,800	e	Wausau Paper Corp	89
		TOTAL PAPER AND ALLIED PRODUCTS	45,157

PERSONAL SERVICES - 0.02%
39,896		Regis Corp	1,097
13,656		Unifirst Corp	506
8,020	e	Weight Watchers International, Inc	372
		TOTAL PERSONAL SERVICES	1,975

PETROLEUM AND COAL PRODUCTS - 2.85%
37,600	e	Alon USA Energy, Inc	572
263,727		Apache Corp	31,863
21,679		Ashland, Inc	1,025
62,479		Cabot Oil & Gas Corp	3,176
355,000		Cosmo Oil Co Ltd	1,115
316,858		Devon Energy Corp	33,058
441,052		ENI S.p.A.	15,040
199,188		EOG Resources, Inc	23,903
152,238		Frontier Oil Corp	4,150
42,962	e*	Headwaters, Inc	567
181,927		Hess Corp	16,042
46,724	e	Holly Corp	2,028
158,953		Murphy Oil Corp	13,056
90,948	*	Newfield Exploration Co	4,807
208,206		Noble Energy, Inc	15,157
49,589		OMV AG.	3,277
274,145		Repsol YPF S.A.	9,461
520,940		Royal Dutch Shell plc (A Shares)	17,959
459,020		Royal Dutch Shell plc (B Shares)	15,450
211,160		Statoil ASA	6,328
61,100		Suncor Energy, Inc	5,906
115,127		Sunoco, Inc	6,041
353,729		Valero Energy Corp	17,372
61,591	e	Western Refining, Inc	830
		TOTAL PETROLEUM AND COAL PRODUCTS	248,183

PIPELINES, EXCEPT NATURAL GAS - 0.19%
554,407		Spectra Energy Corp	12,613
108,600		TransCanada Corp	4,184
		TOTAL PIPELINES, EXCEPT NATURAL GAS	16,797

PRIMARY METAL INDUSTRIES - 1.19%
234,123		Alcoa, Inc	8,443
151,901		Arcelor	12,444
119,649		BlueScope Steel Ltd	1,079
17,035	e*	Brush Engineered Materials, Inc	437
82,495	e*	Century Aluminum Co	5,465
15,180	e*	CommScope, Inc	529
577,623		Corning, Inc	13,886
232,000		DOWA HOLDINGS CO Ltd	1,376
48,876		Gibraltar Industries, Inc	573
32,303		Hubbell, Inc (Class B)	1,411
36,587	*	LB Foster Co (Class A)	1,575
41,311		Mueller Industries, Inc	1,192
811,000		Nippon Steel Corp	4,109

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
80,000		Nisshin Steel Co Ltd	$277
179,400		Norsk Hydro ASA	2,614
231,007		Nucor Corp	15,648
33,046	e	Olympic Steel, Inc	1,490
38,999		Outokumpu Oyj	1,774
34,002	e	Quanex Corp	1,759
178,856	e	Steel Dynamics, Inc	5,909
197,000		Sumitomo Metal Mining Co Ltd	3,666
53,314	e	Tredegar Corp	971
15,649		Umicore	814
98,905		United States Steel Corp	12,548
4,892		Voestalpine AG.	340
186,632	e	Worthington Industries, Inc	3,149
		TOTAL PRIMARY METAL INDUSTRIES	103,478

PRINTING AND PUBLISHING - 0.57%
1,300	e*	ACCO Brands Corp	18
5,100		Bowne & Co, Inc	78
800		CSS Industries, Inc	28
160,000		Dai Nippon Printing Co Ltd	2,546
48,405		Dun & Bradstreet Corp	3,939
2,100	e	Ennis, Inc	35
93,304	e	EW Scripps Co (Class A)	3,920
49,559	e	Harte-Hanks, Inc	677
234,754		John Fairfax Holdings Ltd	744
11,442	e	John Wiley & Sons, Inc (Class A)	454
24,900	e	Lee Enterprises, Inc	249
1,800	e	McClatchy Co (Class A)	19
255,186		McGraw-Hill Cos, Inc	9,429
41,660		Meredith Corp	1,594
176,409	e	New York Times Co (Class A)	3,331
66,800		Orkla ASA	846
296,753		Pearson plc	4,014
21,328	e*	R.H. Donnelley Corp	108
5,700		R.R. Donnelley & Sons Co	173
7,888		Reed Elsevier NV	150
483,797		Reed Elsevier plc	6,155
307,261		Reuters Group plc	3,537
23,349	e	Standard Register Co	182
146,000		Toppan Printing Co Ltd	1,693
7,746		Washington Post Co (Class B)	5,124
342,679		Yell Group plc	1,047
		TOTAL PRINTING AND PUBLISHING	50,090

RAILROAD TRANSPORTATION - 0.50%
45,000		Canadian National Railway Co	2,182
6,200		Canadian Pacific Railway Ltd	399
271,280		CSX Corp	15,211
85,306		Firstgroup plc	954
471,000		Hankyu Hanshin Holdings, Inc	2,037
40,644	e*	Kansas City Southern Industries, Inc	1,630
559,000		MTR Corp	1,918
354,685		Norfolk Southern Corp	19,266
3,000		Odakyu Electric Railway Co Ltd	22
		TOTAL RAILROAD TRANSPORTATION	43,619

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
REAL ESTATE - 0.34%
63,668	e*	CB Richard Ellis Group, Inc (Class A)	$1,378
289,000		City Developments Ltd	2,314
13,900	e	Forest City Enterprises, Inc (Class A)	512
20,265	e*	Forestar Real Estate Group, Inc	505
1,062,000		Hang Lung Properties Ltd	3,759
2,400	e	Jones Lang LaSalle, Inc	186
310,000		Kerry Properties Ltd	1,868
24,947		Leighton Holdings Ltd	976
345,898		Macquarie Goodman Group	1,362
260,000		Mitsubishi Estate Co Ltd	6,312
259,000		Mitsui Fudosan Co Ltd	5,142
658,000		Sino Land Co	1,420
33,399	e	Stewart Enterprises, Inc (Class A)	214
524,400		Stockland Trust Group	3,350
		TOTAL REAL ESTATE	29,298

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.32%
1,981	e*	Deckers Outdoor Corp	214
38,675		Michelin (C.G.D.E.) (Class B)	4,037
145,000		Mitsui Chemicals, Inc	960
276,684		Nike, Inc (Class B)	18,814
1,273,874		Pirelli & C S.p.A.	1,115
59,943		Sealed Air Corp	1,514
11,100		Spartech Corp	94
1,800	e*	Trex Co, Inc	14
24,465		Tupperware Corp	946
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	27,708

SECURITY AND COMMODITY BROKERS - 1.66%
67,959		Ameriprise Financial, Inc	3,524
16,508	e	BlackRock, Inc	3,371
477,302		Charles Schwab Corp	8,988
17,201		CME Group, Inc	8,069
234,606		Credit Suisse Group	11,942
539,000		Daiwa Securities Group, Inc	4,672
104,784	e*	E*Trade Financial Corp	404
14,500	e	Eaton Vance Corp	442
23,089	e	Federated Investors, Inc (Class B)	904
149,024		Franklin Resources, Inc	14,454
1,830	e	GAMCO Investors, Inc (Class A)	92
187,595		Goldman Sachs Group, Inc	31,026
238,000		Hong Kong Exchanges and Clearing Ltd	4,086
24,096	*	IntercontinentalExchange, Inc	3,144
52,460		Janus Capital Group, Inc	1,221
1,372,409		Legal & General Group plc	3,443
37,593		Legg Mason, Inc	2,104
467,720		Merrill Lynch & Co, Inc	19,055
25,669	*	Nasdaq Stock Market, Inc	992
532,500		Nomura Holdings, Inc	7,960
22,018	e	Nymex Holdings, Inc	1,995
69,028	e	NYSE Euronext	4,260
68,569		SEI Investments Co	1,693
129,603	e	T Rowe Price Group, Inc	6,480
		TOTAL SECURITY AND COMMODITY BROKERS	144,321

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
SOCIAL SERVICES - 0.00%**
44,409	*	Capital Senior Living Corp	$358
		TOTAL SOCIAL SERVICES	358

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	18
2,050		Comfort Systems USA, Inc	27
9,383	*	Layne Christensen Co	328
56,182	e*	Quanta Services, Inc	1,302
		TOTAL SPECIAL TRADE CONTRACTORS	1,675

STONE, CLAY, AND GLASS PRODUCTS - 0.62%
453,471		3M Co	35,892
2,065		Apogee Enterprises, Inc	32
1,122	*	Cabot Microelectronics Corp	36
10,425	e	CARBO Ceramics, Inc	418
145,824		CRH plc	5,544
31,352	e	Eagle Materials, Inc	1,115
63,051	e	Gentex Corp	1,081
16,691		Holcim Ltd	1,753
35,308		Lafarge S.A.	6,141
95,000		NGK Insulators Ltd	1,681
22,303	e*	Owens Corning, Inc	404
5,800	*	Owens-Illinois, Inc	327
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	54,424

TEXTILE MILL PRODUCTS - 0.00%**
1,600	e	Oxford Industries, Inc	36
		TOTAL TEXTILE MILL PRODUCTS	36

TRANSPORTATION BY AIR - 0.41%
13,184	e*	Air Methods Corp	638
46,220	e*	Airtran Holdings, Inc	305
5,000	e*	Alaska Air Group, Inc	98
9,930	e*	AMR Corp	90
623,369		Auckland International Airport Ltd	1,117
66,237	*	British Airways plc	308
26,531		Continental AG.	2,705
75,637	e*	Continental Airlines, Inc (Class B)	1,454
76,205		Deutsche Lufthansa AG.	2,061
56,600	e*	ExpressJet Holdings, Inc	149
190,264		FedEx Corp	17,632
76,683	e*	JetBlue Airways Corp	445
131,000		Singapore Airlines Ltd	1,485
42,865	e	Skywest, Inc	905
481,555		Southwest Airlines Co	5,971
		TOTAL TRANSPORTATION BY AIR	35,363

TRANSPORTATION EQUIPMENT -1.10%
3,800	e	A.O. Smith Corp	125
4,700	e*	Accuride Corp	38
7,885	*	Aftermarket Technology Corp	153
29,800	e	American Axle & Manufacturing Holdings, Inc	611
48,937	e	ArvinMeritor, Inc	612
101,784	e	Autoliv, Inc	5,110
81,888		Bayerische Motoren Werke AG.	4,524
203,938	*	BE Aerospace, Inc	7,128
333,800		Bombardier, Inc (Class B)	1,779

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
373,000		Cosco Corp Singapore Ltd	$1,000
59,500		Denso Corp	1,922
14,800	e	Federal Signal Corp	207
181,008		Genuine Parts Co	7,280
159,608	e	Harley-Davidson, Inc	5,985
72,792		Harsco Corp	4,031
209,000		Honda Motor Co Ltd	5,965
36,400		JTEKT Corp	594
20,829	e	Noble International Ltd	130
39,000		NSK Ltd	295
154,813		Paccar, Inc	6,967
57,677		Peugeot S.A.	4,472
56,705		Renault S.A.	6,276
134,100		Scania AB (B Shares)	2,815
546,000		SembCorp Marine Ltd	1,515
149,310	*	Spirit Aerosystems Holdings, Inc (Class A)	3,312
46,370	e	Superior Industries International, Inc	962
25,384	*	Tenneco, Inc	709
400	e	Thor Industries, Inc	12
305,389		Tomkins plc	1,083
138,370	e*	Visteon Corp	520
25,056		Volkswagen AG.	7,264
28,056		Volkswagen AG.	4,662
134,600		Volvo AB (A Shares)	2,005
191,400		Volvo AB (B Shares)	2,899
23,540		Westinghouse Air Brake Technologies Corp	887
101,100		Yamaha Motor Co Ltd	1,860
		TOTAL TRANSPORTATION EQUIPMENT	95,709

TRANSPORTATION SERVICES - 0.04%
19,293		CH Robinson Worldwide, Inc	1,049
22,989	e	Expeditors International Washington, Inc	1,039
2,064	*	HUB Group, Inc (Class A)	68
41,433		National Express Group plc	826
50,528		Toll Holdings Ltd	463
		TOTAL TRANSPORTATION SERVICES	3,445

TRUCKING AND WAREHOUSING - 0.49%
222,103		Deutsche Post AG.	6,785
81,000		Nippon Express Co Ltd	466
465,534		United Parcel Service, Inc (Class B)	33,993
98,000		Yamato Transport Co Ltd	1,435
		TOTAL TRUCKING AND WAREHOUSING	42,679

WATER TRANSPORTATION - 0.09%
17,991		Alexander & Baldwin, Inc	775
24,700	e*	Gulfmark Offshore, Inc	1,351
20,422	e*	Hornbeck Offshore Services, Inc	933
169,000		Kawasaki Kisen Kaisha Ltd	1,643
303,000		Nippon Yusen Kabushiki Kaisha	2,845
251,000		Pacific Basin Shipping Ltd	413
		TOTAL WATER TRANSPORTATION	7,960

WHOLESALE TRADE-DURABLE GOODS - 0.45%
3,400	e	Agilysys, Inc	39
117,430	e	Barnes Group, Inc	2,695
42,456		BorgWarner, Inc	1,827
6,024	e	Building Material Holding Corp	26

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
147,606		Bunzl plc			$2,078
28,725		Castle (A.M.) & Co			776
173,516	*	Fortescue Metals Group Ltd			1,032
122,900	e	IKON Office Solutions, Inc			934
458,000		Li & Fung Ltd			1,698
7,470	e	Martin Marietta Materials, Inc			793
8,672	*	MWI Veterinary Supply, Inc			306
401,500		Nissan Motor Co Ltd			3,319
9,158		Owens & Minor, Inc			360
76,857	e*	Patterson Cos, Inc			2,790
2,500	e*	PSS World Medical, Inc			42
16,954		Rautaruukki Oyj			818
84,038		Reliance Steel & Aluminum Co			5,031
34,815		Schneider Electric S.A.			4,505
6,800	*	Tech Data Corp			223
23,000	e*	Tyler Technologies, Inc			322
72,129		W.W. Grainger, Inc			5,510
17,580	e*	WESCO International, Inc			641
51,543		Wesfarmers Ltd			1,884
144,672		Wolseley plc			1,522
		TOTAL WHOLESALE TRADE-DURABLE GOODS			39,171

WHOLESALE TRADE-NONDURABLE GOODS - 0.29%
7,080		Airgas, Inc			322
24,761	e*	Akorn, Inc			117
23,472	e	Allscripts Healthcare Solutions, Inc			242
11,457		Dean Foods Co			230
62,630	*	Endo Pharmaceuticals Holdings, Inc			1,499
9,700	*	Gildan Activewear, Inc			366
18,495	e*	Henry Schein, Inc			1,062
72,764	e	Idearc, Inc			265
3,700	e	Kenneth Cole Productions, Inc (Class A)			63
6,000	e	Men's Wearhouse, Inc			140
2,100		Myers Industries, Inc			28
13,256	e	Nash Finch Co			451
14,982		Spartan Stores, Inc			312
470,821		Sysco Corp			13,663
182,672		Unilever NV			6,134
1,900	e*	Volcom, Inc			38
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			24,932

		TOTAL COMMON STOCKS			5,137,921
		(Cost $4,341,248)
PRINCIPAL

SHORT-TERM INVESTMENTS - 7.41%

COMMERCIAL PAPER - 1.92%
$ 20,000,000		Abbott Laboratories	0.000%	04/10/08	19,984
20,000,000		AT&T, Inc	0.000	04/11/08	19,982
20,000,000		Colgate-Palmolive Co	0.000	04/03/08	19,995
20,000,000		IBM International Group Capital LLC	0.000	04/01/08	19,998
20,000,000		McCormick & Co	0.000	05/30/08	19,909
13,359,000		McGraw-Hill, Inc	0.000	04/29/08	13,329
9,900,000		Pepsico, Inc	0.000	05/19/08	9,863
22,000,000		Procter & Gamble International	0.000	04/08/08	21,986

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 22,000,000		Verizon Communications, Inc	0.000%	04/07/08	$21,987
		TOTAL COMMERCIAL PAPER			167,033

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.49%
33,450,000		Federal Home Loan Bank (FHLB)	0.000	04/01/08	33,450
9,400,000		(FHLB)	0.000	04/02/08	9,400
114,900,000		(FHLB)	0.000	04/16/08	114,814
74,400,000		(FHLB)	0.000	04/23/08	74,318
51,400,000		(FHLB)	0.000	04/25/08	51,338
50,000,000		(FHLB)	0.000	05/05/08	49,915
6,500,000		(FHLB)	0.000	05/16/08	6,485
7,610,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/04/08	7,609
28,700,000		(FHLMC)	0.000	04/25/08	28,666
100,000,000		(FHLMC)	0.000	04/29/08	99,860
1,430,000		Federal National Mortgage Association (FNMA)	0.000	05/06/08	1,427
1,300,000		(FNMA)	0.000	05/07/08	1,298
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			478,580

		TOTAL SHORT-TERM INVESTMENTS			645,613
		(Cost $645,560)

		TOTAL PORTFOLIO - 106.67%			9,294,068
		(Cost $8,467,570)
		OTHER ASSETS & LIABILITIES, NET - (6.67%)			(580,967)

		NET ASSETS - 100.00%			$8,713,101

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	†	As provided by Moody's Investors Service (Unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $139,459,108 or 1.60% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2008.
	j	Zero coupon.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2008, the net unrealized appreciation on investments was $826,497,503, consisting of gross unrealized appreciation of $1,239,248,347, and gross unrealized depreciation of $412,750,844.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2008

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.86%

ASSET BACKED - 0.04%
$ 4,955,318	m	BMW Vehicle Lease Trust Series 2007-1 (Class A1)	5.062%	11/17/08	$4,972
		TOTAL ASSET BACKED			4,972

BANKER'S ACCEPTANCE - 0.63%
17,000,000		Wachovia Bank NA	0.000	05/23/08	16,931
20,000,000		Wachovia Bank NA	0.000	05/27/08	19,914
43,000,000		Wachovia Bank NA	0.000	09/05/08	42,511
		TOTAL BANKERS ACCEPTANCE			79,356
BANK NOTE - 0.79%
50,000,000	i	National City Bank of Indiana	3.150	05/06/08	49,847
50,000,000		Wells Fargo Bank NA	2.530	04/28/08	50,000
		TOTAL BANK NOTE			99,847

CERTIFICATES OF DEPOSIT - 15.41%
50,000,000		Abbey National Treasury	3.760	04/15/08	50,013
49,625,000		Abbey National Treasury	3.800	05/06/08	49,662
30,000,000		Abbey National Treasury	2.750	06/09/08	29,998
50,000,000		Abbey National Treasury	2.690	06/10/08	49,991
50,000,000		American Express Bank FSB	3.020	04/07/08	50,000
50,000,000		American Express Bank FSB	3.050	05/19/08	50,031
50,000,000		American Express Bank FSB	2.750	06/24/08	49,999
40,000,000		American Express Bank FSB	4.080	07/14/08	40,150
50,000,000		Banco Bilbao Vizcaya Argentaria S.A.	4.630	04/04/08	50,007
50,000,000		Banco Bilbao Vizcaya Argentaria S.A.	4.255	04/14/08	50,021
34,000,000		Banco Bilbao Vizcaya Argentaria S.A.	4.140	06/16/08	34,097
25,000,000		Bank of Montreal	4.600	04/01/08	25,000
50,000,000		Bank of Montreal	3.050	05/06/08	50,001
50,000,000		Bank of Montreal	3.040	05/16/08	50,018
25,000,000		Bank of Nova Scotia	4.310	04/08/08	25,006
50,000,000		Bank of Nova Scotia	3.000	04/09/08	50,000
50,000,000		Bank of Nova Scotia	2.950	05/12/08	50,004
25,000,000		Bank of Nova Scotia	3.000	05/28/08	25,008
50,000,000		Barclays Bank plc	2.950	05/30/08	50,012
35,000,000		Calyon	2.940	04/30/08	34,994
50,000,000		Calyon	2.900	06/05/08	50,010
30,000,000		Calyon	2.480	06/19/08	29,980
25,000,000		Canadian Imperial Bank	3.020	04/15/08	24,999
25,000,000		Canadian Imperial Bank	3.920	04/15/08	25,008
50,000,000		Canadian Imperial Bank	3.030	05/07/08	50,004
25,000,000		Canadian Imperial Bank	2.780	05/14/08	25,001
20,000,000		Canadian Imperial Bank	2.550	05/20/08	19,997
50,000,000		Deutsche Bank AG.	3.800	04/18/08	50,018
50,000,000		Deutsche Bank AG.	3.200	04/24/08	50,002
50,000,000		Deutsche Bank AG.	2.500	06/26/08	49,966
50,000,000		Dexia Credit Local S.A.	2.720	05/20/08	50,005
45,000,000		Dexia Credit Local S.A.	2.680	05/29/08	44,991
50,000,000		Dexia Credit Local S.A.	2.530	06/18/08	49,973

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Lloyds Bank plc	3.100%	04/02/08	$50,000
50,000,000	Lloyds Bank plc	4.280	04/10/08	50,015
25,000,000	Regions Bank	2.800	06/11/08	25,002
50,000,000	Royal Bank of Canada	3.770	04/14/08	50,013
48,500,000	Royal Bank of Canada	2.690	06/17/08	48,490
30,000,000	Royal Bank of Canada	5.290	02/02/09	30,481
25,000,000	Societe Generale North America, Inc	2.850	07/01/08	25,004
40,000,000	Toronto Dominion Bank	4.940	04/01/08	40,000
26,830,000	Toronto Dominion Bank	4.480	05/07/08	26,872
30,000,000	Toronto Dominion Bank	2.920	05/13/08	30,004
25,000,000	Toronto Dominion Bank	2.950	05/30/08	25,006
30,000,000	Toronto Dominion Bank	2.650	07/28/08	29,987
44,070,000	Toronto Dominion Bank	2.950	08/27/08	44,105
99,050,000	Wells Fargo Bank NA	2.410	04/30/08	99,050
	TOTAL CERTIFICATES OF DEPOSIT			1,957,995

COMMERCIAL PAPER - 52.52%
10,000,000	Abbey National LLC	0.000	06/05/08	9,950
10,000,000	Abbey National LLC	0.000	06/09/08	9,947
18,800,000	Air Products & Chemicals, Inc	0.000	04/11/08	18,788
30,000,000	Alcon Capital Corp	0.000	06/12/08	29,835
20,000,000	American Honda Finance Corp	0.000	04/02/08	19,999
17,965,000	American Honda Finance Corp	0.000	04/09/08	17,954
19,000,000	American Honda Finance Corp	0.000	04/24/08	18,967
15,000,000	American Honda Finance Corp	0.000	04/28/08	14,965
19,000,000	American Honda Finance Corp	0.000	04/29/08	18,954
50,000,000	American Honda Finance Corp	0.000	05/08/08	49,839
24,755,000	Anheuser-Busch Co	0.000	04/30/08	24,690
20,000,000	Anheuser-Busch Co	0.000	05/02/08	19,944
5,000,000	Anheuser-Busch Co	0.000	05/14/08	4,986
14,654,000	Anheuser-Busch Co	0.000	05/30/08	14,585
30,250,000	Anheuser-Busch Co	0.000	06/13/08	30,080
20,000,000	Bank of America Corp	0.000	04/08/08	19,988
30,000,000	Bank of America Corp	0.000	04/29/08	29,927
50,000,000	Bank of America Corp	0.000	05/01/08	49,865
10,000,000	Bank of America Corp	0.000	06/20/08	9,938
4,450,000	Bank of America Corp	0.000	07/01/08	4,419
10,000,000	Bank of America Corp	0.000	07/24/08	9,912
20,000,000	Bank of Nova Scotia	0.000	04/22/08	19,964
13,000,000	Bank of Nova Scotia	0.000	05/20/08	12,952
2,300,000	Bank of Scotland plc	0.000	04/02/08	2,300
25,000,000	Bank of Scotland plc	0.000	04/10/08	24,980
12,000,000	Bank of Scotland plc	0.000	04/28/08	11,972
5,300,000	Bank of Scotland plc	0.000	05/19/08	5,281
30,000,000	Bank of Scotland plc	0.000	05/21/08	29,885
30,000,000	Bank of Scotland plc	0.000	05/30/08	29,859
20,000,000	Bank of Scotland plc	0.000	06/05/08	19,900
6,015,000	Bank of Scotland plc	0.000	06/06/08	5,984
30,000,000	Bank of Scotland plc	0.000	06/10/08	29,838
3,000,000	Barclays U.S. Funding LLC	0.000	04/04/08	2,999
100,000,000	Barclays U.S. Funding LLC	0.000	05/29/08	99,543
15,830,000	BMW US Capital LLC	0.000	04/09/08	15,819
44,000,000	BMW US Capital LLC	0.000	05/20/08	43,835
58,725,000	Cafco LLC	0.000	04/08/08	58,688
20,000,000	Cafco LLC	0.000	04/15/08	19,975

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 25,000,000	Cafco LLC	0.000%	05/05/08	$24,920
33,000,000	Cafco LLC	0.000	05/13/08	32,880
20,000,000	Cafco LLC	0.000	05/16/08	19,914
34,000,000	Cafco LLC	0.000	06/10/08	33,797
25,000,000	Calyon North America, Inc	0.000	04/07/08	24,987
22,070,000	Calyon North America, Inc	0.000	09/10/08	21,801
30,000,000	Canadian Imperial Holding, Inc	0.000	04/14/08	29,966
20,000,000	Canadian Imperial Holding, Inc	0.000	05/02/08	19,944
16,583,000	Canadian Wheat Board	0.000	04/28/08	16,551
44,910,000	Canadian Wheat Board	0.000	05/05/08	44,781
30,000,000	Caterpillar Financial Services Corp	0.000	04/01/08	30,000
20,000,000	Caterpillar Financial Services Corp	0.000	04/02/08	19,998
100,000,000	Caterpillar Financial Services Corp	0.000	04/03/08	99,984
25,000,000	Caterpillar Financial Services Corp	0.000	04/15/08	24,979
20,000,000	Caterpillar Financial Services Corp	0.000	04/21/08	19,970
40,000,000	Ciesco LLC	0.000	04/15/08	39,951
30,000,000	Ciesco LLC	0.000	04/24/08	29,930
25,000,000	Ciesco LLC	0.000	05/05/08	24,920
30,000,000	Ciesco LLC	0.000	05/07/08	29,896
15,000,000	Ciesco LLC	0.000	05/13/08	14,941
40,000,000	Ciesco LLC	0.000	05/28/08	39,799
20,000,000	Ciesco LLC	0.000	06/06/08	19,887
50,000,000	Citigroup Funding, Inc	0.000	04/18/08	49,924
25,000,000	Citigroup Funding, Inc	0.000	05/08/08	24,920
25,000,000	Citigroup Funding, Inc	0.000	05/14/08	24,925
30,000,000	Citigroup Funding, Inc	0.000	05/20/08	29,889
25,500,000	Citigroup Funding, Inc	0.000	06/06/08	25,372
25,000,000	Citigroup Funding, Inc	0.000	06/19/08	24,849
19,000,000	Citigroup Funding, Inc	0.000	06/20/08	18,884
21,325,000	Coca-Cola Co	0.000	04/08/08	21,312
40,000,000	Coca-Cola Co	0.000	04/10/08	39,972
44,130,000	Coca-Cola Co	0.000	04/17/08	44,077
25,000,000	Danske Corp	0.000	04/03/08	24,996
59,165,000	Danske Corp	0.000	04/14/08	59,106
25,000,000	Danske Corp	0.000	04/15/08	24,970
30,000,000	Danske Corp	0.000	06/09/08	29,842
10,000,000	Dexia Delaware LLC	0.000	05/27/08	9,958
2,895,000	Dexia Delaware LLC	0.000	05/28/08	2,883
40,000,000	Edison Asset Securitization LLC	0.000	04/21/08	39,921
17,580,000	Edison Asset Securitization LLC	0.000	04/28/08	17,534
20,000,000	Edison Asset Securitization LLC	0.000	05/30/08	19,896
25,000,000	Edison Asset Securitization LLC	0.000	06/16/08	24,838
40,000,000	Edison Asset Securitization LLC	0.000	06/17/08	39,738
44,785,000	Edison Asset Securitization LLC	0.000	06/18/08	44,488
50,000,000	Emerson Electric Co	0.000	04/01/08	50,000
20,000,000	Emerson Electric Co	0.000	04/03/08	19,997
11,000,000	General Electric Capital Corp	0.000	04/02/08	10,999
5,000,000	General Electric Capital Corp	0.000	07/02/08	4,965
45,000,000	General Electric Capital Corp	0.000	07/07/08	44,667
50,000,000	General Electric Capital Corp	0.000	07/16/08	49,596
25,000,000	General Electric Capital Corp	0.000	07/24/08	24,783
10,000,000	General Electric Capital Corp	0.000	08/13/08	9,898
14,000,000	General Electric Capital Corp	0.000	09/19/08	13,820
20,000,000	General Electric Capital Corp	0.000	09/23/08	19,738
30,000,000	Goldman Sachs Group, Inc	0.000	04/01/08	30,000
20,000,000	Goldman Sachs Group, Inc	0.000	04/21/08	19,965

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Goldman Sachs Group, Inc	0.000%	04/22/08	$49,927
4,500,000	Govco LLC	0.000	04/07/08	4,497
25,000,000	Govco LLC	0.000	04/18/08	24,957
28,000,000	Govco LLC	0.000	04/22/08	27,941
18,000,000	Govco LLC	0.000	05/15/08	17,924
49,000,000	Govco LLC	0.000	06/12/08	48,700
13,800,000	Govco LLC	0.000	06/13/08	13,714
6,000,000	Govco LLC	0.000	06/17/08	5,961
41,500,000	Govco LLC	0.000	06/24/08	41,206
14,000,000	Govco LLC	0.000	07/22/08	13,870
20,000,000	Greenwich Capital Holdings, Inc	0.000	04/14/08	19,978
8,577,000	Harley-Davidson Funding Corp	0.000	04/24/08	8,565
35,000,000	HSBC Finance Corp	0.000	05/08/08	34,887
25,000,000	HSBC Finance Corp	0.000	05/22/08	24,902
74,000,000	HSBC Finance Corp	0.000	06/03/08	73,640
20,000,000	HSBC Finance Corp	0.000	06/04/08	19,901
40,000,000	HSBC Finance Corp	0.000	06/05/08	39,799
4,500,000	HSBC Finance Corp	0.000	06/06/08	4,477
23,000,000	IBM Capital, Inc	0.000	06/10/08	22,876
16,285,000	IBM International Group Capital LLC	0.000	04/21/08	16,263
20,000,000	IBM International Group Capital LLC	0.000	04/22/08	19,970
40,000,000	IBM International Group Capital LLC	0.000	04/24/08	39,937
44,500,000	IBM International Group Capital LLC	0.000	04/29/08	44,406
10,180,000	IBM International Group Capital LLC	0.000	06/16/08	10,120
12,500,000	IBM International Group Capital LLC	0.000	06/26/08	12,417
10,100,000	ING US Funding LLC	0.000	04/09/08	10,093
11,500,000	ING US Funding LLC	0.000	04/10/08	11,491
10,000,000	ING US Funding LLC	0.000	04/15/08	9,988
20,000,000	ING US Funding LLC	0.000	04/18/08	19,970
50,000,000	ING US Funding LLC	0.000	05/02/08	49,862
8,950,000	ING US Funding LLC	0.000	05/12/08	8,923
50,000,000	ING US Funding LLC	0.000	05/27/08	49,790
15,000,000	ING US Funding LLC	0.000	06/20/08	14,908
10,100,000	ING US Funding LLC	0.000	07/10/08	10,023
10,000,000	ING US Funding LLC	0.000	07/31/08	9,908
16,975,000	International Business Machines Corp	0.000	04/22/08	16,951
21,750,000	Johnson & Johnson	0.000	04/01/08	21,750
32,200,000	Johnson & Johnson	0.000	04/24/08	32,145
43,000,000	Johnson & Johnson	0.000	06/12/08	42,764
20,000,000	JPMorgan Chase & Co	0.000	04/01/08	20,000
61,618,000	JPMorgan Chase & Co	0.000	04/17/08	61,531
59,285,000	JPMorgan Chase & Co	0.000	04/22/08	59,176
20,000,000	JPMorgan Chase & Co	0.000	05/21/08	19,923
5,000,000	JPMorgan Chase & Co	0.000	07/17/08	4,959
15,000,000	JPMorgan Chase & Co	0.000	07/23/08	14,869
8,000,000	JPMorgan Chase & Co	0.000	08/28/08	7,909
35,000,000	Kimberly-Clark Corp	0.000	04/21/08	34,958
3,462,000	Kitty Hawk Funding Corp	0.000	04/01/08	3,462
11,000,000	Kitty Hawk Funding Corp	0.000	04/02/08	10,999
50,000,000	Kitty Hawk Funding Corp	0.000	04/04/08	49,987
15,247,000	Kitty Hawk Funding Corp	0.000	04/11/08	15,231
7,485,000	Kitty Hawk Funding Corp	0.000	04/17/08	7,476
12,860,000	Kitty Hawk Funding Corp	0.000	05/12/08	12,822
30,000,000	Kitty Hawk Funding Corp	0.000	05/13/08	29,883
40,000,000	Kitty Hawk Funding Corp	0.000	05/22/08	39,816
15,000,000	Lloyds Bank plc	0.000	05/13/08	14,950

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 22,500,000	Lloyds Bank plc	0.000%	05/16/08	$22,434
20,000,000	Lloyds Bank plc	0.000	05/20/08	19,926
13,460,000	Lloyds Bank plc	0.000	06/02/08	13,396
50,000,000	McGraw-Hill, Inc	0.000	05/15/08	49,816
33,200,000	Nestle Capital Corp	0.000	04/08/08	33,182
8,500,000	Nestle Capital Corp	0.000	04/15/08	8,490
63,120,000	Nestle Capital Corp	0.000	04/17/08	63,031
10,000,000	Nestle Capital Corp	0.000	04/25/08	9,979
30,000,000	Nestle Capital Corp	0.000	05/06/08	29,911
11,000,000	Nestle Capital Corp	0.000	05/22/08	10,958
14,500,000	Nestle Capital Corp	0.000	03/10/09	14,144
45,000,000	Paccar Financial Corp	0.000	04/10/08	44,965
10,500,000	Paccar Financial Corp	0.000	06/17/08	10,438
3,150,000	Paccar Financial Corp	0.000	06/18/08	3,131
2,175,000	Paccar Financial Corp	0.000	06/19/08	2,162
41,300,000	Paccar Financial Corp	0.000	06/26/08	41,029
26,276,000	Park Avenue Receivables Corp	0.000	04/10/08	26,256
50,000,000	Park Avenue Receivables Corp	0.000	04/11/08	49,958
26,292,000	Park Avenue Receivables Corp	0.000	04/17/08	26,258
13,470,000	Park Avenue Receivables Corp	0.000	05/02/08	13,438
50,000,000	Park Avenue Receivables Corp	0.000	05/29/08	49,742
20,000,000	Park Avenue Receivables Corp	0.000	06/06/08	19,886
4,095,000	Park Avenue Receivables Corp	0.000	06/13/08	4,069
15,721,000	Pepsico, Inc	0.000	04/08/08	15,713
44,510,000	Pepsico, Inc	0.000	04/09/08	44,485
19,010,000	Pepsico, Inc	0.000	04/10/08	18,998
24,270,000	Pepsico, Inc	0.000	04/21/08	24,240
21,160,000	Pepsico, Inc	0.000	04/24/08	21,129
50,000,000	Pepsico, Inc	0.000	05/21/08	49,856
20,545,000	Pepsico, Inc	0.000	05/29/08	20,476
105,000,000	Pfizer, Inc	0.000	05/01/08	104,723
50,000,000	Pfizer, Inc	0.000	05/15/08	49,822
25,000,000	Pfizer, Inc	0.000	05/27/08	24,895
12,500,000	Pfizer, Inc	0.000	08/25/08	12,362
14,500,000	Private Export Funding Corp	0.000	04/01/08	14,500
15,000,000	Private Export Funding Corp	0.000	04/02/08	14,999
5,375,000	Private Export Funding Corp	0.000	04/14/08	5,369
2,140,000	Private Export Funding Corp	0.000	05/23/08	2,131
14,000,000	Private Export Funding Corp	0.000	05/28/08	13,936
50,000,000	Private Export Funding Corp	0.000	05/30/08	49,765
21,255,000	Private Export Funding Corp	0.000	06/02/08	21,153
4,000,000	Private Export Funding Corp	0.000	06/03/08	3,981
13,670,000	Private Export Funding Corp	0.000	06/04/08	13,603
20,000,000	Private Export Funding Corp	0.000	06/11/08	19,890
19,200,000	Private Export Funding Corp	0.000	06/23/08	19,077
7,000,000	Private Export Funding Corp	0.000	07/03/08	6,950
15,000,000	Private Export Funding Corp	0.000	07/25/08	14,867
60,000,000	Procter & Gamble Co	0.000	05/09/08	59,866
25,000,000	Procter & Gamble International	0.000	04/02/08	24,998
22,500,000	Procter & Gamble International	0.000	04/03/08	22,497
35,000,000	Procter & Gamble International	0.000	04/08/08	34,982
14,400,000	Procter & Gamble International	0.000	04/15/08	14,386
40,000,000	Procter & Gamble International	0.000	04/17/08	39,960
20,000,000	Rabobank USA Financial Corp	0.000	04/07/08	19,990
30,110,000	Rabobank USA Financial Corp	0.000	04/11/08	30,086
20,000,000	Rabobank USA Financial Corp	0.000	04/22/08	19,966

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Rabobank USA Financial Corp	0.000%	05/13/08	$49,834
25,000,000	Rabobank USA Financial Corp	0.000	06/05/08	24,876
16,000,000	Rabobank USA Financial Corp	0.000	06/10/08	15,915
39,000,000	Rabobank USA Financial Corp	0.000	06/13/08	38,783
50,000,000	Ranger Funding Co LLC	0.000	04/09/08	49,965
31,588,000	Ranger Funding Co LLC	0.000	04/11/08	31,556
23,686,000	Ranger Funding Co LLC	0.000	04/18/08	23,650
13,135,000	Ranger Funding Co LLC	0.000	04/21/08	13,109
20,000,000	Ranger Funding Co LLC	0.000	04/24/08	19,953
10,000,000	Ranger Funding Co LLC	0.000	04/25/08	9,975
15,057,000	Ranger Funding Co LLC	0.000	05/20/08	14,990
20,000,000	Ranger Funding Co LLC	0.000	06/11/08	19,879
10,000,000	Royal Bank of Canada	0.000	05/12/08	9,967
27,180,000	Royal Bank of Canada	0.000	06/04/08	27,047
33,530,000	Royal Bank of Canada	0.000	06/05/08	33,364
70,000,000	Royal Bank of Scotland	0.000	05/08/08	69,776
50,000,000	Royal Bank of Scotland	0.000	05/14/08	49,825
7,270,000	Royal Bank of Scotland	0.000	05/19/08	7,244
18,000,000	Royal Bank of Scotland	0.000	07/09/08	17,864
12,160,000	Societe Generale North America, Inc	0.000	04/02/08	12,159
10,895,000	Societe Generale North America, Inc	0.000	04/04/08	10,892
10,000,000	Societe Generale North America, Inc	0.000	04/08/08	9,994
25,000,000	Societe Generale North America, Inc	0.000	04/11/08	24,978
20,000,000	Societe Generale North America, Inc	0.000	04/17/08	19,972
10,610,000	Societe Generale North America, Inc	0.000	07/11/08	10,528
10,000,000	Svensk Exportkredit AB	0.000	04/03/08	9,998
12,000,000	Svensk Exportkredit AB	0.000	04/09/08	11,992
58,000,000	Svensk Exportkredit AB	0.000	05/05/08	57,833
64,500,000	Svensk Exportkredit AB	0.000	06/16/08	64,126
28,000,000	Toyota Motor Credit Corp	0.000	04/02/08	27,998
25,000,000	Toyota Motor Credit Corp	0.000	04/09/08	24,983
35,000,000	Toyota Motor Credit Corp	0.000	04/14/08	34,962
33,000,000	Toyota Motor Credit Corp	0.000	05/12/08	32,891
28,000,000	Toyota Motor Credit Corp	0.000	05/16/08	27,898
13,500,000	Toyota Motor Credit Corp	0.000	06/23/08	13,414
37,000,000	Toyota Motor Credit Corp	0.000	06/24/08	36,763
25,000,000	UBS Finance (Delaware) LLC	0.000	04/03/08	24,996
25,000,000	UBS Finance (Delaware) LLC	0.000	04/07/08	24,987
5,000,000	UBS Finance (Delaware) LLC	0.000	04/08/08	4,997
40,491,000	UBS Finance (Delaware) LLC	0.000	05/05/08	40,374
10,000,000	UBS Finance (Delaware) LLC	0.000	05/14/08	9,965
3,700,000	United Parcel Service, Inc	0.000	05/30/08	3,683
25,000,000	Variable Funding Capital Corp	0.000	04/10/08	24,981
22,000,000	Variable Funding Capital Corp	0.000	04/21/08	21,956
20,000,000	Variable Funding Capital Corp	0.000	04/25/08	19,950
5,900,000	Wal-Mart Stores, Inc	0.000	04/01/08	5,900
73,375,000	Wal-Mart Stores, Inc	0.000	04/29/08	73,198
25,000,000	Wal-Mart Stores, Inc	0.000	12/16/08	24,534
6,750,000	Yorktown Capital LLC	0.000	04/01/08	6,750
9,500,000	Yorktown Capital LLC	0.000	04/25/08	9,476
30,000,000	Yorktown Capital LLC	0.000	05/02/08	29,908
4,943,000	Yorktown Capital LLC	0.000	05/09/08	4,925
9,000,000	Yorktown Capital LLC	0.000	05/12/08	8,966
15,000,000	Yorktown Capital LLC	0.000	05/19/08	14,938
13,125,000	Yorktown Capital LLC	0.000	05/20/08	13,067
16,525,000	Yorktown Capital LLC	0.000	06/06/08	16,432

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 25,000,000	Yorktown Capital LLC	0.000%	06/09/08	$24,853
15,000,000	Yorktown Capital LLC	0.000	06/11/08	14,909
26,000,000	Yorktown Capital LLC	0.000	07/02/08	25,799
20,000,000	Yorktown Capital LLC	0.000	07/10/08	19,833
	TOTAL COMMERCIAL PAPER			6,671,756

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 28.70%
73,454,000	Federal Home Loan Bank (FHLB)	0.000	04/04/08	73,437
50,000,000	(FHLB)	0.000	04/11/08	49,963
222,962,000	(FHLB)	0.000	04/16/08	222,725
70,000,000	(FHLB)	0.000	04/18/08	69,913
234,415,000	(FHLB)	0.000	04/23/08	234,045
176,000,000	(FHLB)	0.000	04/25/08	175,686
20,000,000	(FHLB)	0.000	04/30/08	19,960
80,289,000	(FHLB)	0.000	05/02/08	80,118
111,400,000	(FHLB)	0.000	05/09/08	111,151
34,300,000	(FHLB)	0.000	05/16/08	34,210
62,558,000	(FHLB)	0.000	05/28/08	62,370
14,300,000	(FHLB)	0.000	05/30/08	14,255
30,000,000	(FHLB)	0.000	06/13/08	29,877
86,676,000	(FHLB)	0.000	06/18/08	86,297
7,130,000	(FHLB)	0.000	06/20/08	7,098
36,016,000	(FHLB)	0.000	06/24/08	35,846
12,495,000	(FHLB)	0.000	08/22/08	12,394
1,521,000	(FHLB)	0.000	09/04/08	1,508
14,315,000	(FHLB)	0.000	09/08/08	14,188
25,000,000	(FHLB)	0.000	09/17/08	24,765
3,325,000	(FHLB)	0.000	10/24/08	3,287
23,711,000	(FHLB)	0.000	10/27/08	23,436
1,500,000	(FHLB)	0.000	10/28/08	1,483
10,340,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/03/08	10,338
98,430,000	(FHLMC)	0.000	04/07/08	98,386
61,489,000	(FHLMC)	0.000	04/21/08	61,396
4,795,000	(FHLMC)	0.000	04/25/08	4,786
118,535,000	(FHLMC)	0.000	04/28/08	118,297
61,900,000	(FHLMC)	0.000	04/29/08	61,771
30,000,000	(FHLMC)	0.000	04/30/08	29,940
18,812,000	(FHLMC)	0.000	05/05/08	18,769
29,206,000	(FHLMC)	0.000	05/12/08	29,136
150,000,000	(FHLMC)	0.000	05/19/08	149,660
90,000,000	(FHLMC)	0.000	05/27/08	89,741
34,402,000	(FHLMC)	0.000	05/28/08	34,299
9,983,000	(FHLMC)	0.000	05/30/08	9,952
90,835,000	(FHLMC)	0.000	06/02/08	90,519
13,906,000	(FHLMC)	0.000	06/09/08	13,852
35,411,000	(FHLMC)	0.000	06/27/08	35,238
94,235,000	(FHLMC)	0.000	06/30/08	93,759
34,400,000	(FHLMC)	0.000	07/03/08	34,220
57,755,000	(FHLMC)	0.000	07/07/08	57,439
62,445,000	(FHLMC)	0.000	07/11/08	62,089
50,000,000	(FHLMC)	0.000	07/21/08	49,687
26,970,000	(FHLMC)	0.000	07/25/08	26,795
30,000,000	(FHLMC)	0.000	08/15/08	29,770
75,000,000	(FHLMC)	0.000	08/18/08	74,412
69,785,000	(FHLMC)	0.000	08/25/08	69,210

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000		(FHLMC)	0.000%	09/08/08	$19,822
25,000,000		(FHLMC)	0.000	09/12/08	24,772
21,651,000		(FHLMC)	0.000	09/22/08	21,442
33,110,000		Federal National Mortgage Association (FNMA)	0.000	04/02/08	33,108
14,952,000		(FNMA)	0.000	04/09/08	14,943
70,108,000		(FNMA)	0.000	04/16/08	70,034
2,370,000		(FNMA)	0.000	04/25/08	2,366
83,255,000		(FNMA)	0.000	04/30/08	83,087
50,000,000		(FNMA)	0.000	05/07/08	49,894
56,210,000		(FNMA)	0.000	05/14/08	56,070
18,575,000		(FNMA)	0.000	05/16/08	18,526
98,734,000		(FNMA)	0.000	05/21/08	98,524
56,684,000		(FNMA)	0.000	05/23/08	56,559
4,349,000		(FNMA)	0.000	06/12/08	4,331
50,000,000		(FNMA)	0.000	06/13/08	49,795
25,000,000		(FNMA)	0.000	06/18/08	24,891
75,000,000		(FNMA)	0.000	06/25/08	74,642
63,242,000		(FNMA)	0.000	06/27/08	62,933
45,000,000		(FNMA)	0.000	06/30/08	44,773
8,830,000		(FNMA)	0.000	07/02/08	8,784
3,598,000		(FNMA)	0.000	07/09/08	3,578
33,355,000		(FNMA)	0.000	08/08/08	33,112
48,864,000		(FNMA)	0.000	09/17/08	48,405
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,645,864

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.83%
50,000,000	i	Federal Farm Credit Bank (FFCB)	2.340	03/12/09	49,982
30,000,000	i	Federal Home Loan Bank (FHLB)	2.190	11/20/08	29,992
26,000,000	i	(FHLB)	2.370	02/13/09	25,999
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			105,973

VARIABLE NOTES - 0.94%
25,000,000	i	Bank of Scotland plc	3.115	11/12/08	24,981
45,000,000	i	Deutsche Bank AG.	2.490	11/03/08	44,986
25,000,000	i	Wachovia Bank NA	3.401	11/25/08	24,913
25,000,000	i	Wachovia Corp	2.728	10/28/08	24,857
		TOTAL VARIABLE NOTES			119,737

		TOTAL SHORT-TERM INVESTMENTS			12,685,500
		(Cost $12,684,393)

		TOTAL PORTFOLIO - 99.86%			12,685,500
		(Cost $12,684,393)
		OTHER ASSETS & LIABILITIES, NET - 0.14%			18,047

		NET ASSETS - 100.00%			$12,703,547

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
m	Indicates a security that has been deemed illiquid.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2008, the net unrealized appreciation on investments was $1,106,764, consisting of gross unrealized appreciation of $3,654,238 and gross unrealized depreciation of $2,547,474.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Statements of Investments (Unaudited)

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. The Accounts have retained an independent fair value pricing service to assist in the fair valuation process for the Accounts that primarily invest in international securities.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a

COLLEGE RETIREMENT EQUITIES FUND - Notes to Statements of Investments (Unaudited)

specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in their accounts with the custodian. The Accounts, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of an Account’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts at December 31, 2007.

Securities lending: The Accounts may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Under the lending arrangement with State Street Bank & Trust Company (“State Street”), each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street. The value of the loaned securities and the liability related to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

The loans are secured by collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for the Stock and Global Equity Accounts (domestic securities only) is invested in the Stock Separate Collateral Account and the Global Separate Collateral Account, respectively, which are both managed by State Street. The Growth and Equity Index Accounts are invested in the State Street Navigator Securities Lending Portfolio according to the securities lending agreement. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Accounts before the end of the following business day.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Statements of Investments (Unaudited)

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Indexed Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Indexed Securities (“TIIS”), which are specially structured bonds in which the principal amount is adjusted periodically for inflation, as measured by the U.S. Consumer Price Index for All Urban Consumers (“CPI-U”). The adjustments for interest income due to inflation are reflected in the interest income on the Statements of Operations. The principal amount of a TIIS investment can go down in times of negative inflation. However, the U.S. Treasury guarantees that the final principal payment at maturity will not be less than the original principal amount of the bond.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Statements of Investments (Unaudited)

Fair value measurement: In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the CREF Accounts’ net assets as of March 31, 2008:

Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Stock Account	$118,627,304,326	$10,269,059,107	$22,782,965	$128,919,146,398

Global Equities
Account	15,300,960,202	1,756,579,873	87,844	17,057,627,919

Growth Account	12,634,586,685	94,228,512	—	12,728,815,197

Equity Index Account	11,162,313,000	10,275,812	341	11,172,589,151

Bond Market
Account	73,027,809	8,455,075,910	—	8,528,103,719

Inflation-Linked
Bond Account	—	6,331,698,155	—	6,331,698,155

Social Choice
Account	5,176,038,360	4,118,029,565	—	9,294,067,925

Money Market
Account	—	12,685,500,091	—	12,685,500,091

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Item 2. Controls and Procedures.

      (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

      (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	May 28, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	May 28, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

		By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)